UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Alice A. Pellegrino

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-1844

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Balanced Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 67.7%
	Banks - 7.5%
423,220	Bank of America Corp.	$9,581,701
203,700	Citigroup, Inc.	11,372,571
186,430	JP Morgan Chase & Co.	15,777,571
79,170	PNC Financial Services Group, Inc.	9,536,818
289,900	Wells Fargo & Co.	16,330,067

		62,598,728

	Capital Goods - 5.2%
62,480	3M Co.	10,922,754
138,821	Eaton Corp. plc	9,825,750
137,130	Fortune Brands Home & Security, Inc.	7,559,977
95,690	Ingersoll-Rand plc	7,593,002
71,490	United Technologies Corp.	7,840,308

		43,741,791

	Commercial & Professional Services - 0.8%
155,290	Nielsen Holdings plc	6,352,914

	Consumer Durables & Apparel - 1.5%
114,970	NIKE, Inc. Class B	6,081,913
306,600	PulteGroup, Inc.	6,594,966

		12,676,879

	Consumer Services - 1.6%
123,983	Hilton Worldwide Holdings, Inc.	7,138,960
127,920	Norwegian Cruise Line Holdings Ltd.*	6,012,240

		13,151,200

	Diversified Financials - 2.3%
16,800	BlackRock, Inc.	6,282,864
244,280	Invesco Ltd.	7,064,577
138,540	Thomson Reuters Corp.	6,212,134

		19,559,575

	Energy - 5.2%
63,490	Anadarko Petroleum Corp.	4,414,460
87,020	Chevron Corp.	9,689,677
65,260	EOG Resources, Inc.	6,629,111
85,590	Exxon Mobil Corp.	7,180,145
131,250	Halliburton Co.	7,424,812
219,140	Marathon Oil Corp.	3,670,595
146,520	Suncor Energy, Inc.	4,547,981

		43,556,781

	Food, Beverage & Tobacco - 4.7%
40,130	Anheuser-Busch InBev N.V. ADR	4,183,954
166,412	British American Tobacco plc	10,272,260
19,100	Constellation Brands, Inc. Class A	2,860,416
71,290	Kraft Heinz Co.	6,365,484
170,130	Mondelez International, Inc. Class A	7,533,356
85,360	Philip Morris International, Inc.	8,205,657

		39,421,127

	Health Care Equipment & Services - 2.8%
165,102	Medtronic plc	12,551,054
68,050	UnitedHealth Group, Inc.	11,030,905

		23,581,959

	Insurance - 2.6%
131,770	American International Group, Inc.	8,467,540
136,110	Marsh & McLennan Cos., Inc.	9,258,202
88,973	Unum Group	4,042,044

		21,767,786

	Materials - 1.8%
147,300	Dow Chemical Co.	8,783,499
118,620	International Paper Co.	6,713,892

		15,497,391

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Media - 2.5%
141,520	CBS Corp. Class B	$9,126,625
114,720	Comcast Corp. Class A	8,652,182
69,270	Viacom, Inc. Class B	2,919,038

		20,697,845

	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
47,810	Allergan plc*	10,465,131
54,000	Amgen, Inc.	8,460,720
229,590	AstraZeneca plc ADR	6,251,736
191,400	Bristol-Myers Squibb Co.	9,409,224
66,230	Eisai Co., Ltd.	3,650,643
200,510	Merck & Co., Inc.	12,429,615
29,904	Roche Holding AG	7,085,699
75,358	UCB S.A.	5,204,983
57,750	Vertex Pharmaceuticals, Inc.*	4,958,992

		67,916,743

	Real Estate - 0.7%
207,242	Park Hotels & Resorts, Inc. REIT	5,624,548

	Retailing - 2.2%
2,006,600	Allstar Co.*(1)(2)(3)	1,705,610
81,030	Home Depot, Inc.	11,148,108
220,230	Liberty Interactive Corp. QVC Group Class A*	4,224,011
32,392	Tory Burch LLC*(1)(2)(3)	1,610,193

		18,687,922

	Semiconductors & Semiconductor Equipment - 4.4%
123,170	Analog Devices, Inc.	9,230,360
341,000	Intel Corp.	12,555,620
139,460	Maxim Integrated Products, Inc.	6,203,181
162,410	QUALCOMM, Inc.	8,677,566

		36,666,727

	Software & Services - 6.2%
23,257	Alphabet, Inc. Class C*	18,530,945
114,560	Cognizant Technology Solutions Corp. Class A*	6,024,710
233,870	eBay, Inc.*	7,444,082
313,570	Microsoft Corp.	20,272,301

		52,272,038

	Technology Hardware & Equipment - 5.0%
203,440	Apple, Inc.	24,687,444
573,950	Cisco Systems, Inc.	17,631,744

		42,319,188

	Transportation - 1.1%
82,520	Union Pacific Corp.	8,794,982

	Utilities - 1.5%
104,670	NextEra Energy, Inc.	12,949,772

	Total Common Stocks (cost $446,097,266)	567,835,896

Asset & Commercial Mortgage Backed Securities - 2.4%
	Asset-Backed - Automobile - 0.7%
	AmeriCredit Automobile Receivables Trust
$ 103,384	1.79%, 03/08/2019	103,483
130,000	2.72%, 09/09/2019	130,658
200,000	Capital Auto Receivables Asset Trust 2.06%, 10/22/2018	200,351
680,000	Chesapeake Funding II LLC 1.77%, 06/15/2028(3)(4)	683,740
195,140	Chesapeake Funding LLC 1.27%, 02/07/2027(3)(4)	194,936

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Chrysler Capital Auto Receivables Trust
$ 170,000	1.78%, 06/17/2019(3)	$170,410
280,000	1.83%, 03/15/2019(3)	280,626
68,742	Drive Auto Receivables Trust 2.12%, 06/17/2019(3)	68,792
83,395	Exeter Automobile Receivables Trust 1.54%, 11/15/2019(3)	83,377
	First Investors Auto Owner Trust
279,941	1.67%, 11/16/2020(3)	279,969
294,000	2.26%, 01/15/2020(3)	294,463
115,000	2.39%, 11/16/2020(3)	115,248
130,000	Ford Credit Auto Owner Trust 1.36%, 10/15/2018	130,034
100,000	Hyundai Automotive Receivables Trust 2.48%, 03/15/2019	101,013
120,000	Prestige Automotive Receivables Trust 1.91%, 04/15/2020(3)	120,196
	Santander Drive Auto Receivables Trust
354,108	1.97%, 11/15/2019	354,669
498,806	2.25%, 06/17/2019	500,244
85,000	2.33%, 11/15/2019	85,358
515,424	2.36%, 04/15/2020	517,326
140,000	2.57%, 03/15/2019	140,894
540,000	Securitized Term Auto Receivables Trust 1.52%, 03/25/2020(3)	536,712
	Westlake Automobile Receivables Trust
202,067	1.57%, 06/17/2019(3)	202,173
320,000	1.83%, 01/15/2021(3)	320,371

		5,615,043

	Asset-Backed - Credit Card - 0.4%
800,000	CARDS II Trust 1.47%, 07/15/2021(3)(4)	803,437
950,000	Evergreen Credit Card Trust 1.49%, 04/15/2020(3)(4)	953,960
1,285,000	Trillium Credit Card Trust II 1.49%, 05/26/2021(3)(4)	1,290,777

		3,048,174

	Asset-Backed - Finance & Insurance - 0.5%
	Ally Master Owner Trust
900,000	1.54%, 09/15/2019	900,996
975,000	1.60%, 10/15/2019	975,841
100,000	Ford Credit Floorplan Master Owner Trust 2.09%, 03/15/2022(3)	99,968
	MMAF Equipment Finance LLC
395,000	1.39%, 12/17/2018(3)	394,944
295,000	2.21%, 12/15/2032(3)	290,401
	OneMain Financial Issuance Trust
120,000	3.66%, 02/20/2029(3)	121,859
240,000	4.10%, 03/20/2028(3)	244,814
310,000	SBA Tower Trust 2.90%, 10/15/2044(3)(5)	312,147
	Springleaf Funding Trust
385,000	3.16%, 11/15/2024(3)	388,545
170,000	3.48%, 05/15/2028(3)	170,590
600,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(3)	598,266

		4,498,371

	Commercial Mortgage - Backed Securities - 0.7%
	Citigroup Commercial Mortgage Trust
400,000	3.46%, 12/10/2049	406,921
95,000	3.82%, 11/10/2048	99,543
525,000	Commercial Mortgage Trust 3.18%, 02/10/2048	529,606
	CSAIL Commercial Mortgage Trust
950,000	3.50%, 06/15/2057	971,999
1,000,000	3.51%, 04/15/2050	1,031,613

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	JP Morgan Chase Commercial Mortgage Securities Trust
$ 210,000	3.91%, 01/15/2049	$221,286
226,953	5.73%, 02/12/2049(4)	227,495
151,061	LB-UBS Commercial Mortgage Trust 6.12%, 04/15/2041(4)	156,177
535,282	Merrill Lynch/Countrywide Commercial Mortgage Trust 5.74%, 06/12/2050(4)	537,518
900,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048	911,394
540,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(3)(4)	533,601
530,000	SG Commercial Mortgage Securities Trust 3.06%, 10/10/2048	516,404

		6,143,557

	Whole Loan Collateral CMO - 0.1%
169,627	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(3)(4)	168,823
387,891	Towd Point Mortgage Trust 2.25%, 08/25/2055(3)(4)	384,700
90,000	Wells Fargo Commercial Mortgage Trust 3.84%, 09/15/2058	94,183

		647,706

	Total Asset & Commercial Mortgage Backed Securities (cost $20,105,941)	19,952,851

Corporate Bonds - 15.8%
	Advertising - 0.0%
310,000	Omnicom Group, Inc. 3.60%, 04/15/2026	307,232

	Aerospace/Defense - 0.2%
600,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(3)	614,585
	Lockheed Martin Corp.
115,000	2.50%, 11/23/2020	115,940
400,000	4.07%, 12/15/2042	390,315
140,000	4.50%, 05/15/2036	147,818
155,000	4.70%, 05/15/2046	165,599
135,000	4.85%, 09/15/2041	146,809
65,000	United Technologies Corp. 3.10%, 06/01/2022	66,683

		1,647,749

	Agriculture - 0.4%
	Altria Group, Inc.
140,000	4.50%, 05/02/2043	141,286
420,000	4.75%, 05/05/2021	456,581
	BAT International Finance plc
160,000	2.75%, 06/15/2020(3)	160,915
565,000	3.25%, 06/07/2022(3)	569,478
65,000	3.50%, 06/15/2022(3)	66,069
375,000	Cargill, Inc. 4.76%, 11/23/2045(3)	402,514
975,000	Imperial Brands Finance plc 3.75%, 07/21/2022(3)	1,002,887
	Philip Morris International, Inc.
300,000	2.63%, 03/06/2023	295,236
80,000	4.88%, 11/15/2043	85,253

		3,180,219

	Airlines - 0.1%
569,609	Continental Airlines, Inc. 5.98%, 04/19/2022	625,152
465,069	Southwest Airlines Co. 6.15%, 08/01/2020	516,226

		1,141,378

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Auto Manufacturers - 0.4%
$ 205,000	Ford Motor Co. 4.35%, 12/08/2026	$205,587
	Ford Motor Credit Co. LLC
1,165,000	2.38%, 03/12/2019	1,164,985
465,000	3.16%, 08/04/2020	468,405
	General Motors Financial Co., Inc.
400,000	3.70%, 05/09/2023	397,137
765,000	4.20%, 03/01/2021	795,654
700,000	Nissan Motor Acceptance Corp. 1.80%, 03/15/2018(3)	700,508

		3,732,276

	Beverages - 0.4%
	Anheuser-Busch InBev Finance, Inc.
370,000	3.65%, 02/01/2026	371,060
655,000	4.70%, 02/01/2036	685,665
270,000	4.90%, 02/01/2046	288,928
	Anheuser-Busch InBev Worldwide, Inc.
115,000	3.75%, 07/15/2042	105,410
610,000	7.75%, 01/15/2019	678,416
	Coca-Cola Femsa S.A.B. de C.V.
222,000	2.38%, 11/26/2018	223,645
250,000	3.88%, 11/26/2023	255,497
	Heineken N.V.
140,000	2.75%, 04/01/2023(3)	138,137
10,000	4.00%, 10/01/2042(3)	9,335
	Molson Coors Brewing Co.
180,000	3.50%, 05/01/2022	185,757
40,000	5.00%, 05/01/2042	42,055

		2,983,905

	Biotechnology - 0.2%
80,000	Amgen, Inc. 4.56%, 06/15/2048	77,515
320,000	Biogen, Inc. 2.90%, 09/15/2020	325,209
	Celgene Corp.
55,000	2.25%, 05/15/2019	55,168
180,000	3.55%, 08/15/2022	184,890
375,000	3.63%, 05/15/2024	377,090
	Gilead Sciences, Inc.
120,000	2.55%, 09/01/2020	121,192
195,000	3.70%, 04/01/2024	200,185

		1,341,249

	Chemicals - 0.1%
800,000	Agrium, Inc. 3.15%, 10/01/2022	795,899
375,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	351,157
65,000	Monsanto Co. 4.70%, 07/15/2064	61,235

		1,208,291

	Commercial Banks - 4.0%
1,200,000	American Express Centurion Bank 6.00%, 09/13/2017	1,232,574
	Bank of America Corp.
740,000	2.63%, 10/19/2020	741,189
500,000	4.00%, 04/01/2024	513,333
750,000	4.20%, 08/26/2024	761,895
560,000	5.00%, 05/13/2021	607,464
1,200,000	5.42%, 03/15/2017	1,205,693
300,000	6.40%, 08/28/2017	308,257

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Bank of New York Mellon Corp.
$ 440,000	2.15%, 02/24/2020	$439,561
200,000	3.00%, 02/24/2025	197,260
700,000	Banque Federative du Credit Mutuel S.A. 2.75%, 10/15/2020(3)	702,975
150,000	Barclays Bank plc 6.05%, 12/04/2017(3)	154,672
815,000	Barclays plc 3.20%, 08/10/2021	810,365
	BNP Paribas S.A.
425,000	2.40%, 12/12/2018	429,054
65,000	3.25%, 03/03/2023	65,786
400,000	3.80%, 01/10/2024(3)	400,656
	BPCE S.A.
375,000	2.50%, 12/10/2018	378,150
450,000	5.15%, 07/21/2024(3)	458,848
	Capital One Financial Corp.
615,000	3.75%, 04/24/2024	624,143
165,000	4.20%, 10/29/2025	165,384
	Citigroup, Inc.
255,000	2.50%, 07/29/2019	256,643
375,000	4.45%, 09/29/2027	380,260
108,000	5.30%, 05/06/2044	115,771
59,000	8.13%, 07/15/2039	87,749
500,000	Citizens Bank NA 2.55%, 05/13/2021	497,797
675,000	Compass Bank 2.75%, 09/29/2019	671,819
500,000	Credit Agricole S.A. 4.38%, 03/17/2025(3)	493,878
	Credit Suisse AG
250,000	2.30%, 05/28/2019	251,062
335,000	3.63%, 09/09/2024	336,499
250,000	Credit Suisse Group AG 3.57%, 01/09/2023(3)	248,848
950,000	Credit Suisse Group Funding Guernsey Ltd. 3.80%, 09/15/2022	957,078
670,000	Deutsche Bank AG 4.25%, 10/14/2021(3)	673,883
250,000	Discover Bank/Greenwood 3.10%, 06/04/2020	253,392
450,000	Fifth Third Bancorp 2.88%, 10/01/2021	455,120
	Goldman Sachs Group, Inc.
905,000	2.38%, 01/22/2018	911,343
875,000	4.25%, 10/21/2025	886,021
470,000	6.25%, 02/01/2041	585,972
	HSBC Holdings plc
290,000	3.40%, 03/08/2021	295,504
1,355,000	3.60%, 05/25/2023	1,368,607
	Huntington National Bank
535,000	2.20%, 11/06/2018	537,094
580,000	2.40%, 04/01/2020	577,339
900,000	ING Bank N.V. 3.75%, 03/07/2017(3)	902,151
	JP Morgan Chase & Co.
650,000	3.25%, 09/23/2022	658,311
180,000	3.38%, 05/01/2023	179,959
230,000	5.40%, 01/06/2042	268,362
100,000	6.30%, 04/23/2019	109,135
550,000	Korea Development Bank 2.50%, 03/11/2020	548,274
100,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(3)	99,951

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Morgan Stanley
$ 425,000	2.50%, 01/24/2019	$428,689
320,000	3.13%, 07/27/2026	303,837
550,000	3.63%, 01/20/2027	541,639
875,000	3.70%, 10/23/2024	881,446
550,000	5.75%, 01/25/2021	610,314
125,000	National City Corp. 6.88%, 05/15/2019	138,077
1,000,000	Santander Bank NA 8.75%, 05/30/2018	1,080,282
200,000	Santander Issuances SAU 5.18%, 11/19/2025	202,309
	Santander UK plc
640,000	2.50%, 03/14/2019	643,405
625,000	5.00%, 11/07/2023(3)	646,210
575,000	Skandinaviska Enskilda Banken AB 2.45%, 05/27/2020(3)	573,769
215,000	Societe Generale S.A. 3.25%, 01/12/2022(3)	213,517
200,000	SunTrust Bank 3.30%, 05/15/2026	193,105
165,000	U.S. Bancorp 3.70%, 01/30/2024	171,978
	UBS Group Funding Jersey Ltd.
785,000	2.95%, 09/24/2020(3)	785,541
275,000	3.00%, 04/15/2021(3)	274,455
100,000	Wachovia Corp. 5.75%, 06/15/2017	101,631
1,794,000	Wells Fargo & Co. 4.48%, 01/16/2024	1,892,370

		33,487,655

	Commercial Services - 0.3%
	Catholic Health Initiatives
155,000	2.60%, 08/01/2018	156,845
395,000	2.95%, 11/01/2022	384,485
70,000	4.35%, 11/01/2042	61,774
	ERAC USA Finance LLC
140,000	2.35%, 10/15/2019(3)	139,895
70,000	2.75%, 03/15/2017(3)	70,133
510,000	4.50%, 08/16/2021(3)	544,249
250,000	5.63%, 03/15/2042(3)	275,535
730,000	Total System Services, Inc. 3.80%, 04/01/2021	753,102

		2,386,018

	Diversified Financial Services - 0.7%
345,000	Capital One Bank USA NA 2.15%, 11/21/2018	345,601
575,000	CDP Financial, Inc. 4.40%, 11/25/2019(3)	613,833
645,000	Discover Financial Services 6.45%, 06/12/2017	655,967
99,000	Eaton Vance Corp. 6.50%, 10/02/2017	102,318
	GE Capital International Funding Co.
648,000	2.34%, 11/15/2020	649,705
297,000	3.37%, 11/15/2025	303,332
850,000	4.42%, 11/15/2035	891,573
	General Electric Co.
115,000	3.10%, 01/09/2023	117,763
230,000	4.63%, 01/07/2021	250,067
655,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(3)	657,031
	Synchrony Financial
130,000	2.60%, 01/15/2019	130,718
490,000	2.70%, 02/03/2020	491,147
400,000	3.00%, 08/15/2019	405,756

		5,614,811

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Electric - 1.2%
$ 335,000	Berkshire Hathaway Energy Co. 4.50%, 02/01/2045	$348,182
	Dominion Resources, Inc.
320,000	2.96%, 07/01/2019(5)	324,275
550,000	3.63%, 12/01/2024	554,524
510,000	4.10%, 04/01/2021(5)	530,009
275,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	343,408
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	98,107
550,000	3.05%, 08/15/2022	554,260
250,000	4.80%, 12/15/2045	265,275
	Electricite de France S.A.
85,000	4.88%, 01/22/2044(3)	86,199
525,000	5.63%, 01/22/2024(3)(4)(6)	500,063
110,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	109,155
390,000	Entergy Corp. 2.95%, 09/01/2026	368,056
60,000	Eversource Energy 3.15%, 01/15/2025	59,165
505,000	Fortis, Inc. 3.06%, 10/04/2026(3)	472,032
425,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(3)	530,470
1,130,000	NextEra Energy Capital Holdings, Inc. 2.06%, 09/01/2017	1,134,237
70,000	NiSource Finance Corp. 4.80%, 02/15/2044	74,257
	Oncor Electric Delivery Co. LLC
115,000	2.95%, 04/01/2025	112,940
340,000	4.10%, 06/01/2022	362,674
	Pacific Gas & Electric Co.
135,000	3.85%, 11/15/2023	142,252
285,000	5.13%, 11/15/2043	326,453
	SCANA Corp.
311,000	4.13%, 02/01/2022	314,693
90,000	4.75%, 05/15/2021	95,384
750,000	Southern California Edison Co. 5.55%, 01/15/2037	898,069
	Southern Co.
575,000	2.75%, 06/15/2020	582,035
605,000	2.95%, 07/01/2023	596,296
380,000	State Grid Overseas Investment Ltd. 2.75%, 05/07/2019(3)	385,078

		10,167,548

	Engineering & Construction - 0.0%
355,000	SBA Tower Trust 2.88%, 07/15/2021(3)	351,436

	Food - 0.3%
	Kraft Heinz Foods Co.
145,000	2.25%, 06/05/2017	145,507
485,000	3.50%, 07/15/2022	493,276
145,000	4.38%, 06/01/2046	135,558
	Kroger Co.
125,000	3.30%, 01/15/2021	128,277
525,000	3.85%, 08/01/2023	547,287
230,000	4.00%, 02/01/2024	240,203
150,000	4.45%, 02/01/2047	146,778

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 510,000	Sigma Alimentos S.A. de CV 4.13%, 05/02/2026(3)	$479,655

		2,316,541

	Gas - 0.3%
1,160,000	Atmos Energy Corp. 6.35%, 06/15/2017	1,181,756
560,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(3)	534,662
830,000	NiSource Finance Corp. 6.40%, 03/15/2018	870,837

		2,587,255

	Healthcare-Products - 0.1%
	Medtronic, Inc.
110,000	2.50%, 03/15/2020	111,340
405,000	3.15%, 03/15/2022	413,993
245,000	3.50%, 03/15/2025	250,399
65,000	3.63%, 03/15/2024	67,655
43,000	4.38%, 03/15/2035	44,976

		888,363

	Healthcare-Services - 0.3%
	Aetna, Inc.
495,000	2.80%, 06/15/2023	491,036
210,000	4.25%, 06/15/2036	210,499
631,000	Anthem, Inc. 3.30%, 01/15/2023	631,444
470,000	Cigna Corp. 3.25%, 04/15/2025	462,016
	Dignity Health
35,000	2.64%, 11/01/2019	35,301
80,000	3.81%, 11/01/2024	80,090
	Kaiser Foundation Hospitals
120,000	3.50%, 04/01/2022	124,071
120,000	4.88%, 04/01/2042	132,940
120,000	Memorial Sloan-Kettering Cancer Center 4.20%, 07/01/2055	118,447
	UnitedHealth Group, Inc.
220,000	3.35%, 07/15/2022	226,931
340,000	3.75%, 07/15/2025	353,168

		2,865,943

	Household Products - 0.1%
999,816	Procter & Gamble Co. 9.36%, 01/01/2021	1,166,427

	Insurance - 0.4%
415,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	414,338
	Chubb INA Holdings, Inc.
120,000	2.30%, 11/03/2020	120,331
185,000	3.35%, 05/15/2024	188,122
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(3)	121,885
515,000	Jackson National Life Global Funding 3.25%, 01/30/2024(3)	518,014
100,000	Liberty Mutual Group, Inc. 4.25%, 06/15/2023(3)	104,950
165,000	Loews Corp. 2.63%, 05/15/2023	161,626
	MetLife, Inc.
60,000	1.90%, 12/15/2017	60,230
485,000	3.60%, 04/10/2024	497,571
160,000	4.88%, 11/13/2043	172,840
	Prudential Financial, Inc.
200,000	3.50%, 05/15/2024	203,220
300,000	4.50%, 11/15/2020	322,608

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 100,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(3)	$108,052
645,000	Trinity Acquisition plc 4.40%, 03/15/2026	654,470

		3,648,257

	Internet - 0.2%
280,000	Alibaba Group Holding Ltd. 3.60%, 11/28/2024	278,372
	Amazon.com, Inc.
285,000	2.50%, 11/29/2022	281,788
530,000	4.80%, 12/05/2034	588,487
100,000	4.95%, 12/05/2044	114,844
725,000	Expedia, Inc. 5.00%, 02/15/2026	762,260

		2,025,751

	IT Services - 0.1%
	Apple, Inc.
25,000	2.45%, 08/04/2026	23,261
300,000	2.85%, 05/06/2021	306,462
170,000	3.25%, 02/23/2026	169,207
270,000	3.45%, 05/06/2024	277,910
35,000	4.45%, 05/06/2044	36,005

		812,845

	Lodging - 0.1%
	Marriott International, Inc.
670,000	2.30%, 01/15/2022	650,088
450,000	2.88%, 03/01/2021	453,793

		1,103,881

	Machinery-Construction & Mining - 0.1%
400,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	405,092
	Caterpillar, Inc.
170,000	3.40%, 05/15/2024	174,362
30,000	4.30%, 05/15/2044	31,410

		610,864

	Media - 0.6%
	21st Century Fox America, Inc.
180,000	4.00%, 10/01/2023	187,508
220,000	4.50%, 02/15/2021	235,146
300,000	4.75%, 09/15/2044	299,609
155,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.48%, 10/23/2045	176,196
	Comcast Corp.
450,000	3.13%, 07/15/2022	457,185
450,000	4.40%, 08/15/2035	465,349
150,000	6.40%, 05/15/2038	191,155
770,000	Cox Communications, Inc. 4.80%, 02/01/2035(3)	709,881
230,000	Grupo Televisa S.A.B. 6.13%, 01/31/2046	226,112
	Sky plc
200,000	2.63%, 09/16/2019(3)	200,950
645,000	3.75%, 09/16/2024(3)	644,088
	Time Warner Cable, Inc.
780,000	5.85%, 05/01/2017	788,521
80,000	6.55%, 05/01/2037	91,535
60,000	7.30%, 07/01/2038	73,453
106,000	8.25%, 04/01/2019	118,760
5,000	8.75%, 02/14/2019	5,581
30,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	37,653

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 145,000	Viacom, Inc. 3.88%, 12/15/2021	$148,054

		5,056,736

	Miscellaneous Manufacturing - 0.1%
90,000	Parker-Hannifin Corp. 4.45%, 11/21/2044	94,801
570,000	Pentair Finance S.A. 2.90%, 09/15/2018	577,227

		672,028

	Oil & Gas - 1.2%
495,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	532,098
450,000	BG Energy Capital plc 4.00%, 10/15/2021(3)	477,573
	BP Capital Markets plc
130,000	2.32%, 02/13/2020	130,672
570,000	3.81%, 02/10/2024	590,799
25,000	3.99%, 09/26/2023	26,338
575,000	4.75%, 03/10/2019	608,562
	ConocoPhillips Co.
131,000	2.88%, 11/15/2021	131,957
260,000	3.35%, 05/15/2025	259,549
65,000	4.30%, 11/15/2044	64,013
40,000	4.95%, 03/15/2026	43,939
65,000	5.75%, 02/01/2019	70,042
35,000	6.00%, 01/15/2020	38,768
1,052,000	Devon Energy Corp. 3.25%, 05/15/2022	1,055,605
265,000	Marathon Oil Corp. 2.70%, 06/01/2020	263,238
360,000	Noble Energy, Inc. 4.15%, 12/15/2021	377,008
	Petroleos Mexicanos
80,000	5.38%, 03/13/2022(3)	81,556
1,300,000	5.50%, 01/21/2021	1,351,740
600,000	6.75%, 09/21/2047	566,220
175,000	Phillips 66 4.88%, 11/15/2044	184,042
755,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	860,603
	Shell International Finance B.V.
190,000	3.25%, 05/11/2025	189,324
200,000	4.38%, 03/25/2020	213,536
890,000	Sinopec Group Overseas Development Ltd. 2.50%, 04/28/2020(3)	884,599
	Statoil ASA
70,000	2.25%, 11/08/2019	70,554
30,000	2.45%, 01/17/2023	29,375
30,000	2.65%, 01/15/2024	29,445
95,000	2.75%, 11/10/2021	95,908
355,000	2.90%, 11/08/2020	362,145
35,000	3.25%, 11/10/2024	35,378
5,000	3.70%, 03/01/2024	5,233
275,000	Suncor Energy, Inc. 6.10%, 06/01/2018	290,319
325,000	Total Capital International S.A. 2.70%, 01/25/2023	323,889

		10,244,027

	Oil & Gas Services - 0.1%
250,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(3)	255,441

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 330,000	Schlumberger Investment S.A. 3.65%, 12/01/2023	$347,643

		603,084

	Pharmaceuticals - 1.1%
	AbbVie, Inc.
775,000	1.80%, 05/14/2018	776,142
60,000	3.20%, 11/06/2022	60,145
	Actavis Funding SCS
300,000	3.00%, 03/12/2020	304,681
450,000	3.45%, 03/15/2022	455,475
200,000	4.55%, 03/15/2035	197,190
125,000	4.85%, 06/15/2044	124,761
700,000	Bayer US Finance LLC 3.00%, 10/08/2021(3)	704,312
	Cardinal Health, Inc.
195,000	2.40%, 11/15/2019	196,454
430,000	3.50%, 11/15/2024	435,070
200,000	4.50%, 11/15/2044	196,250
	EMD Finance LLC
705,000	2.95%, 03/19/2022(3)	702,984
670,000	3.25%, 03/19/2025(3)	655,777
315,000	Express Scripts Holding Co. 2.25%, 06/15/2019	315,890
	Forest Laboratories LLC
260,000	4.88%, 02/15/2021(3)	279,897
225,000	5.00%, 12/15/2021(3)	243,401
	McKesson Corp.
25,000	2.85%, 03/15/2023	24,543
135,000	3.80%, 03/15/2024	138,294
	Merck & Co., Inc.
430,000	2.75%, 02/10/2025	423,368
315,000	2.80%, 05/18/2023	317,324
125,000	4.15%, 05/18/2043	127,444
510,000	Mylan N.V. 3.00%, 12/15/2018(7)	514,089
225,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	227,382
	Teva Pharmaceutical Finance Netherlands III B.V.
1,565,000	2.80%, 07/21/2023	1,463,787
190,000	4.10%, 10/01/2046	160,323

		9,044,983

	Pipelines - 0.5%
	Columbia Pipeline Group, Inc.
225,000	2.45%, 06/01/2018	226,241
400,000	4.50%, 06/01/2025	422,214
	Energy Transfer Partners L.P.
500,000	3.60%, 02/01/2023	501,057
300,000	5.15%, 03/15/2045	291,334
250,000	Enterprise Products Operating LLC 3.95%, 02/15/2027	254,923
525,000	Kinder Morgan Energy Partners L.P. 6.95%, 01/15/2038	621,573
535,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	527,810
90,000	Regency Energy Partners L.P. / Regency Energy Finance Corp. 4.50%, 11/01/2023	93,297
	Sunoco Logistics Partners Operations L.P.
155,000	3.45%, 01/15/2023	153,872
435,000	4.40%, 04/01/2021	460,744
285,000	TransCanada PipeLines Ltd. 4.88%, 01/15/2026	316,937
530,000	Western Gas Partners L.P. 4.00%, 07/01/2022	544,305

		4,414,307

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Real Estate - 0.1%
$ 650,000	WEA Finance LLC / Westfield UK & Europe Finance plc 2.70%, 09/17/2019(3)	$657,388

	Real Estate Investment Trusts - 0.4%
	American Tower Corp.
450,000	3.45%, 09/15/2021	455,991
240,000	5.00%, 02/15/2024	257,333
150,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	155,990
350,000	Brandywine Operating Partnership L.P. 5.70%, 05/01/2017	353,393
280,000	Crown Castle International Corp. 3.70%, 06/15/2026	272,828
425,000	DDR Corp. 4.63%, 07/15/2022	449,384
670,000	HCP, Inc. 4.00%, 06/01/2025	672,884
345,000	Scentre Group 2.38%, 11/05/2019(3)	345,551

		2,963,354

	Retail - 0.4%
	AutoZone, Inc.
200,000	3.13%, 07/15/2023	198,329
355,000	3.70%, 04/15/2022	366,936
	CVS Health Corp.
695,000	4.00%, 12/05/2023	729,638
160,000	4.88%, 07/20/2035	171,830
375,000	5.13%, 07/20/2045	412,437
75,000	Home Depot, Inc. 4.40%, 03/15/2045	79,252
600,000	Lowe’s Cos., Inc. 4.63%, 04/15/2020	643,797
335,000	O’Reilly Automotive, Inc. 3.80%, 09/01/2022	346,444

		2,948,663

	Savings & Loans - 0.1%
595,000	Nationwide Building Society 2.35%, 01/21/2020(3)	593,973

	Semiconductors - 0.1%
900,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024(3)	901,140

	Software - 0.2%
	Microsoft Corp.
475,000	2.40%, 08/08/2026	443,215
610,000	2.88%, 02/06/2024	608,517
365,000	3.70%, 08/08/2046	333,918

		1,385,650

	Telecommunications - 0.7%
775,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	762,735
	AT&T, Inc.
65,000	3.95%, 01/15/2025	64,272
460,000	4.45%, 04/01/2024	478,055
231,000	4.50%, 03/09/2048	201,639
25,000	4.55%, 03/09/2049	22,154
215,000	4.75%, 05/15/2046	196,385
3,000	5.35%, 09/01/2040	3,008
165,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2020(3)	162,352
	Orange S.A.
650,000	4.13%, 09/14/2021	687,542
200,000	9.00%, 03/01/2031	302,592

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Verizon Communications, Inc.
$ 45,000	3.45%, 03/15/2021	$46,149
490,000	3.50%, 11/01/2021	503,372
880,000	4.50%, 09/15/2020	939,295
916,000	4.52%, 09/15/2048	832,275
130,000	4.75%, 11/01/2041	125,197
87,000	6.40%, 09/15/2033	105,487

		5,432,509

	Transportation - 0.2%
	FedEx Corp.
80,000	2.70%, 04/15/2023	79,172
280,000	4.90%, 01/15/2034	300,230
300,000	5.10%, 01/15/2044	321,861
309,000	Kansas City Southern 4.95%, 08/15/2045	311,750
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
405,000	3.20%, 07/15/2020(3)	412,593
400,000	3.38%, 02/01/2022(3)	404,164

		1,829,770

	Total Corporate Bonds (cost $129,945,230)	132,323,506

Foreign Government Obligations - 0.2%
	Mexico - 0.1%
	Mexico Government International Bond
372,000	3.50%, 01/21/2021	379,812
225,000	3.60%, 01/30/2025	218,812

		598,624

	Saudi Arabia - 0.0%
265,000	Saudi Government International Bond 2.38%, 10/26/2021(3)	258,110

	South Korea - 0.1%
680,000	Export-Import Bank of Korea 1.75%, 05/26/2019	679,827

	Total Foreign Government Obligations (cost $1,534,517)	1,536,561

Municipal Bonds - 1.2%
	General - 0.3%
600,000	Chicago Transit Auth 6.90%, 12/01/2040	753,403
	Commonwealth Financing Auth, PA
300,000	4.01%, 06/01/2033	295,149
240,000	4.14%, 06/01/2038	231,960
370,000	Kansas Dev Finance Auth 4.93%, 04/15/2045	394,305
125,000	New Jersey Economic Dev. Auth 3.88%, 06/15/2019	124,710
570,000	New Jersey State, Economic Auth Rev 3.80%, 06/15/2018	580,836

		2,380,363

	General Obligation - 0.4%
250,000	California State, GO Taxable 7.55%, 04/01/2039	368,005
130,000	Chicago, IL, Metropolitan Water Reclamation GO 5.72%, 12/01/2038	156,200
1,800,000	Illinois State, GO 5.10%, 06/01/2033	1,647,774
800,000	Los Angeles, CA, USD GO 5.75%, 07/01/2034	997,048
185,000	State of Illinois 5.20%, 03/01/2018	190,101

		3,359,128

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Higher Education - 0.1%
$ 370,000	University of California, Build America Bonds Rev 5.77%, 05/15/2043	$452,728

	Medical - 0.1%
	University of California, Regents MedCenter Pooled Rev
100,000	6.55%, 05/15/2048	130,473
375,000	6.58%, 05/15/2049	488,044

		618,517

	Power - 0.0%
100,000	Utility Debt Securitization Auth, New York 3.44%, 12/15/2025	103,267

	Transportation - 0.3%
190,000	Bay Area, CA, Toll Auth Bridge Rev 6.26%, 04/01/2049	259,757
350,000	Illinois State Toll Highway Auth, Taxable Rev 6.18%, 01/01/2034	440,412
255,000	Maryland State Transportation Auth 5.89%, 07/01/2043	316,131
	New York and New Jersey PA, Taxable Rev
200,000	4.81%, 10/15/2065	215,662
185,000	5.86%, 12/01/2024	221,837
115,000	6.04%, 12/01/2029	143,611
730,000	North Texas Tollway Auth Rev 6.72%, 01/01/2049	1,022,394

		2,619,804

	Utility - Electric - 0.0%
280,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	346,693

	Total Municipal Bonds (cost $8,860,366)	9,880,500

U.S. Government Agencies - 0.2%
	FHLMC - 0.0%
41,925	4.00%, 03/01/2041	44,204

	FNMA - 0.0%
18,534	4.50%, 04/01/2041	19,979

	GNMA - 0.2%
899	6.00%, 11/20/2023	1,004
1,566	6.00%, 12/20/2023	1,766
278	6.00%, 01/20/2024	311
2,656	6.00%, 02/20/2024	2,966
5,796	6.00%, 06/20/2024	6,474
267	6.00%, 02/20/2026	299
813	6.00%, 02/20/2027	908
288	6.00%, 01/20/2028	322
6,375	6.00%, 02/20/2028	7,260
11,066	6.00%, 04/20/2028	12,613
3,505	6.00%, 06/15/2028	4,016
29,843	6.00%, 07/20/2028	33,809
27,933	6.00%, 08/20/2028	31,882
5,981	6.00%, 10/15/2028	6,761
41,389	6.00%, 11/15/2028	47,257
29,097	6.00%, 03/20/2029	33,237
25,695	6.00%, 09/20/2029	29,361
76,713	6.00%, 04/20/2030	85,725
21,072	6.00%, 06/20/2030	23,550
2,915	6.00%, 08/15/2034	3,295
66	6.50%, 04/15/2026	75
37,594	6.50%, 03/15/2028	42,821
5,290	6.50%, 05/15/2028	6,025
24,819	6.50%, 07/15/2028	28,270
17,400	6.50%, 10/15/2028	19,819
1,123	6.50%, 12/15/2028	1,279
35,818	6.50%, 01/15/2029	40,798

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

12,429	6.50%, 02/15/2029	14,157
150,160	6.50%, 03/15/2029	171,039
25,221	6.50%, 04/15/2029	28,727
12,290	6.50%, 05/15/2029	14,025
12,562	6.50%, 06/15/2029	14,308
19,816	6.50%, 02/15/2035	22,585
47,777	7.00%, 11/15/2031	54,557
30,114	7.00%, 03/15/2032	34,611
217,746	7.00%, 11/15/2032	260,703
6,292	7.00%, 01/15/2033	7,443
22,051	7.00%, 05/15/2033	25,997
42,250	7.00%, 07/15/2033	49,018
61,258	7.00%, 11/15/2033	72,105
2,303	8.00%, 12/15/2029	2,364
3,454	8.00%, 04/15/2030	3,756
7,688	8.00%, 05/15/2030	7,843
661	8.00%, 07/15/2030	718
9,915	8.00%, 08/15/2030	10,304
14,247	8.00%, 11/15/2030	15,332
80,221	8.00%, 02/15/2031	86,835

		1,368,330

	Total U.S. Government Agencies (cost $1,253,821)	1,432,513

U.S. Government Securities - 11.3%
	Other Direct Federal Obligations - 0.7%
5,000,000	Financing Corp. 9.80%, 04/06/2018	5,506,135

	U.S. Treasury Securities - 10.6%
	U.S. Treasury Bonds - 3.3%
4,960,985	2.38%, 01/15/2027(8)	5,892,886
5,720,000	2.50%, 02/15/2045	5,107,559
590,000	2.50%, 02/15/2046	525,215
1,835,000	2.50%, 05/15/2046	1,632,721
865,000	2.75%, 11/15/2042	819,114
4,275,000	2.88%, 05/15/2043	4,140,239
625,000	2.88%, 08/15/2045	602,417
500,000	3.00%, 11/15/2044	494,746
2,167,500	3.13%, 02/15/2043	2,199,674
2,685,000	3.13%, 08/15/2044(9)	2,722,338
1,430,000	3.38%, 05/15/2044	1,518,816
1,400,000	6.00%, 02/15/2026	1,807,477

		27,463,202

	U.S. Treasury Notes - 7.3%
2,500,000	0.63%, 05/31/2017	2,500,195
1,350,000	0.63%, 11/30/2017	1,347,891
75,000	0.75%, 10/31/2017	74,988
2,500,000	1.00%, 12/15/2017	2,503,710
1,525,000	1.25%, 11/30/2018	1,527,144
2,560,000	1.25%, 03/31/2021	2,504,499
3,125,000	1.38%, 09/30/2018	3,138,550
6,860,000	1.38%, 08/31/2020	6,797,293
2,220,000	1.38%, 01/31/2021	2,187,914
11,300,000	1.50%, 03/31/2023	10,870,950
8,280,000	1.63%, 07/31/2019	8,331,427
8,245,000	1.75%, 09/30/2019	8,318,752
595,000	2.00%, 02/15/2025	579,079
170,000	2.00%, 08/15/2025	164,635
4,100,000	2.25%, 11/15/2024	4,073,416
1,415,000	2.38%, 08/15/2024	1,421,799
1,350,000	2.75%, 02/15/2024	1,393,928

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 4,000,000	4.50%, 05/15/2017		$4,043,591

			61,779,761

			89,242,963

	Total U.S. Government Securities (cost $94,387,059)		94,749,098

	Total Long-Term Investments (cost $702,184,200)		827,710,925
Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.9%
7,802,376	Morgan Stanley Institutional Liquidity Funds, Institutional Class		7,802,376

	Total Short-Term Investments (cost $7,802,376)		7,802,376

	Total Investments (cost $709,986,576)^	99.7%	$835,513,301
	Other Assets and Liabilities	0.3%	2,702,294

	Total Net Assets	100.0%	$838,215,595

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$142,316,222
Unrealized Depreciation	(16,789,497)

Net Unrealized Appreciation	$125,526,725

*	Non-income producing.
(1)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
08/2011	2,006,600	Allstar Co.	$872,908
11/2013	32,392	Tory Burch LLC	2,538,751

			$3,411,659

At January 31, 2017, the aggregate value of these securities was $3,315,803, which represents 0.4% of total net assets.

(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $3,315,803, which represents 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $39,786,332, which represents 4.7% of total net assets.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $509,357 at January 31, 2017.
(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at January 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Ultra Bond Future	14	03/22/2017	$2,260,448	$2,249,625	$(10,823)

Short position contracts:
U.S. Treasury 10-Year Note Future	49	03/22/2017	$6,069,351	$6,098,969	$(29,618)

Total futures contracts					$(40,441)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

Municipal Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

The Hartford Balanced Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$62,598,728	$62,598,728	$—	$—
Capital Goods	43,741,791	43,741,791	—	—
Commercial & Professional Services	6,352,914	6,352,914	—	—
Consumer Durables & Apparel	12,676,879	12,676,879	—	—
Consumer Services	13,151,200	13,151,200	—	—
Diversified Financials	19,559,575	19,559,575	—	—
Energy	43,556,781	43,556,781	—	—
Food, Beverage & Tobacco	39,421,127	29,148,867	10,272,260	—
Health Care Equipment & Services	23,581,959	23,581,959	—	—
Insurance	21,767,786	21,767,786	—	—
Materials	15,497,391	15,497,391	—	—
Media	20,697,845	20,697,845	—	—
Pharmaceuticals, Biotechnology & Life Sciences	67,916,743	51,975,418	15,941,325	—
Real Estate	5,624,548	5,624,548	—	—
Retailing	18,687,922	15,372,119	—	3,315,803
Semiconductors & Semiconductor Equipment	36,666,727	36,666,727	—	—
Software & Services	52,272,038	52,272,038	—	—
Technology Hardware & Equipment	42,319,188	42,319,188	—	—
Transportation	8,794,982	8,794,982	—	—
Utilities	12,949,772	12,949,772	—	—
Asset & Commercial Mortgage Backed Securities	19,952,851	—	19,952,851	—
Corporate Bonds	132,323,506	—	132,323,506	—
Foreign Government Obligations	1,536,561	—	1,536,561	—
Municipal Bonds	9,880,500	—	9,880,500	—
U.S. Government Agencies	1,432,513	—	1,432,513	—
U.S. Government Securities	94,749,098	—	94,749,098	—
Short-Term Investments	7,802,376	7,802,376	—	—

Total	$835,513,301	$546,108,884	$286,088,614	$3,315,803

Liabilities
Futures Contracts(2)	$(40,441)	$(40,441)	$—	$—

Total	$(40,441)	$(40,441)	$—	$—

(1) For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 and investments valued at $540,000 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Balanced Income Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 45.0%
	Banks - 5.4%
1,349,130	BB&T Corp.	$62,316,315
2,323,960	JP Morgan Chase & Co.	196,676,735
588,260	National Bank of Canada	25,392,941
982,270	US Bancorp	51,716,515
3,509,310	Wells Fargo & Co.	197,679,432

		533,781,938

	Capital Goods - 3.4%
278,480	3M Co.	48,683,873
521,180	Caterpillar, Inc.	49,856,079
1,261,330	Eaton Corp. plc	89,276,937
3,880,680	General Electric Co.	115,256,196
121,520	Lockheed Martin Corp.	30,541,622

		333,614,707

	Consumer Durables & Apparel - 0.5%
1,001,100	VF Corp.	51,536,628

	Consumer Services - 0.6%
515,710	McDonald’s Corp.	63,210,575

	Diversified Financials - 1.8%
242,260	BlackRock, Inc.	90,600,395
1,339,950	Invesco Ltd.	38,751,354
1,000,160	Thomson Reuters Corp.	44,847,174

		174,198,923

	Energy - 6.0%
1,733,060	Canadian Natural Resources Ltd.	52,390,404
1,027,580	Chevron Corp.	114,421,033
455,190	Enbridge, Inc.	19,391,094
903,950	Exxon Mobil Corp.	75,832,365
927,390	Marathon Petroleum Corp.	44,561,090
984,650	Occidental Petroleum Corp.	66,729,730
682,890	Phillips 66	55,737,482
3,052,250	Suncor Energy, Inc.	94,741,840
1,362,020	TransCanada Corp.	64,256,990

		588,062,028

	Food, Beverage & Tobacco - 4.4%
529,570	Altria Group, Inc.	37,694,793
1,185,556	British American Tobacco plc	73,181,861
1,080,790	Coca-Cola Co.	44,928,440
283,640	Diageo plc ADR	31,776,189
712,530	Kraft Heinz Co.	63,621,804
372,060	PepsiCo, Inc.	38,612,387
1,467,150	Philip Morris International, Inc.	141,037,129

		430,852,603

	Household & Personal Products - 0.9%
215,450	Procter & Gamble Co.	18,873,420
1,657,250	Unilever N.V.	67,367,212

		86,240,632

	Insurance - 2.1%
502,040	Chubb Ltd.	66,013,240
1,540,050	MetLife, Inc.	83,794,120
1,017,930	Principal Financial Group, Inc.	58,113,624

		207,920,984

	Materials - 1.7%
489,010	Agrium, Inc.	50,324,019
1,277,400	Dow Chemical Co.	76,171,362
125,190	Nucor Corp.	7,272,287
337,220	Packaging Corp. of America	31,084,940

		164,852,608

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
911,100	Bristol-Myers Squibb Co.	$44,789,676
678,100	Eli Lilly & Co.	52,234,043
1,206,950	Johnson & Johnson	136,687,088
1,721,180	Merck & Co., Inc.	106,695,948
775,523	Novartis AG	57,254,957
3,948,585	Pfizer, Inc.	125,288,602
165,430	Roche Holding AG	39,198,341

		562,148,655

	Real Estate - 0.2%
115,940	Simon Property Group, Inc. REIT	21,306,294

	Retailing - 0.4%
650,900	L Brands, Inc.	39,190,689

	Semiconductors & Semiconductor Equipment - 2.7%
1,040,971	Analog Devices, Inc.	78,010,367
2,906,870	Intel Corp.	107,030,953
885,270	Maxim Integrated Products, Inc.	39,376,810
700,600	QUALCOMM, Inc.	37,433,058

		261,851,188

	Software & Services - 1.6%
2,466,240	Microsoft Corp.	159,442,416

	Technology Hardware & Equipment - 1.4%
4,590,810	Cisco Systems, Inc.	141,029,683

	Telecommunication Services - 1.6%
1,291,540	BCE, Inc.	58,222,276
1,965,249	Verizon Communications, Inc.	96,316,853

		154,539,129

	Transportation - 1.2%
783,090	Union Pacific Corp.	83,461,732
330,360	United Parcel Service, Inc. Class B	36,052,187

		119,513,919

	Utilities - 3.4%
1,280,240	Dominion Resources, Inc.	97,656,707
522,930	Duke Energy Corp.	41,070,922
948,110	Eversource Energy	52,449,445
2,005,678	National Grid plc	23,492,877
381,590	NextEra Energy, Inc.	47,210,315
360,800	Sempra Energy	36,942,312
3,799,308	TCEH Corp.*(1)(2)	4
93,317	Vistra Energy Corp.*	1,512,669
901,100	Xcel Energy, Inc.	37,233,452

		337,568,703

	Total Common Stocks (cost $3,820,330,913)	4,430,862,302

Asset & Commercial Mortgage Backed Securities - 1.5%
	Asset-Backed - Automobile - 0.0%
$ 1,121,276	Westlake Automobile Receivables Trust 1.28%, 07/16/2018(3)	1,121,148

	Asset-Backed - Finance & Insurance - 0.1%
299,373	Countrywide Asset-Backed Certificates 1.16%, 06/25/2036(4)	294,754
	First Franklin Mortgage Loan Trust
1,602,261	1.01%, 04/25/2036(4)	1,062,033
4,220,000	1.08%, 09/25/2036(4)	2,983,991
1,060,000	HSI Asset Securitization Corp. Trust 1.04%, 02/25/2036(4)	948,820
853,358	Lehman XS Trust 1.29%, 11/25/2035(4)	574,513

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 913,666	Securitized Asset Backed Receivables LLC 0.86%, 07/25/2036(4)	$441,476

		6,305,587

	Asset-Backed - Home Equity - 0.2%
244,712	Asset-Backed Funding Certificates 0.99%, 01/25/2037(4)	160,578
	GSAA Home Equity Trust
1,065,253	0.82%, 12/25/2046(4)	670,537
819,598	0.84%, 12/25/2046(4)	445,386
1,845,785	0.85%, 02/25/2037(4)	994,322
1,157,735	0.86%, 12/25/2036(4)	588,280
3,831,816	0.87%, 03/25/2037(4)	2,033,973
2,298,702	0.95%, 11/25/2036(4)	1,123,997
705,916	1.00%, 04/25/2047(4)	470,380
5,047,039	1.01%, 11/25/2036(4)	3,105,668
301,643	1.07%, 03/25/2036(4)	203,931
1,010,547	1.09%, 04/25/2047(4)	693,470
1,339,021	5.99%, 06/25/2036(4)	673,322
4,371,771	6.00%, 11/25/2036	2,651,464
561,947	6.30%, 06/25/2036	282,428
1,787,934	Mastr Asset Backed Securities Trust 0.94%, 06/25/2036(4)	1,467,536
3,420,000	Morgan Stanley ABS Capital I, Inc. Trust 2.02%, 07/25/2037(4)	2,480,757
1,420,400	Morgan Stanley Mortgage Loan Trust 0.94%, 11/25/2036(4)	621,079
	Renaissance Home Equity Loan Trust
2,497,226	5.91%, 04/25/2037(5)	1,224,699
1,267,965	6.12%, 11/25/2036(5)	764,680
1,995,000	Soundview Home Loan Trust 1.02%, 11/25/2036(4)	1,430,034

		22,086,521

	Commercial Mortgage - Backed Securities - 0.1%
	Commercial Mortgage Pass-Through Certificates
270,000	4.75%, 10/15/2045(3)(4)	165,148
1,130,000	4.77%, 10/15/2045(3)(4)	1,079,940
	Commercial Mortgage Trust
815,000	4.26%, 07/10/2045(3)(4)	730,369
380,000	4.33%, 12/10/2045(3)(4)	341,783
2,070,000	4.57%, 10/15/2045(3)(4)	1,662,940
	GS Mortgage Securities Trust
855,000	4.85%, 11/10/2045(3)(4)	805,310
1,000,000	4.87%, 04/10/2047(3)(4)	762,641
	JP Morgan Chase Commercial Mortgage Securities Trust
500,000	2.73%, 10/15/2045(3)(4)	277,695
1,000,000	4.00%, 08/15/2046(3)(4)	804,509
850,000	5.41%, 08/15/2046(3)(4)	872,747
960,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.50%, 08/15/2045(3)	683,392
605,000	UBS-Barclays Commercial Mortgage Trust 4.09%, 03/10/2046(3)(4)	440,804
	WF-RBS Commercial Mortgage Trust
1,085,599	3.02%, 11/15/2047(3)	430,320
440,505	5.00%, 04/15/2045(3)(4)	270,403

		9,328,001

	Whole Loan Collateral CMO - 1.1%
	Adjustable Rate Mortgage Trust
712,655	1.02%, 01/25/2036(4)	662,836
574,516	1.04%, 11/25/2035(4)	533,556
732,886	1.27%, 01/25/2036(4)	633,261
2,492,101	4.10%, 11/25/2037(3)(4)	2,076,336
	Alternative Loan Trust
3,136,625	1.04%, 01/25/2036(4)	2,724,349
194,350	1.08%, 11/25/2035(4)	162,839

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,098,362	1.17%, 10/25/2036(4)	$619,726
1,731,469	1.22%, 04/25/2035(4)	1,453,016
5,699,813	1.95%, 08/25/2035(4)	4,874,763
729,848	5.50%, 12/25/2035	608,250
859,155	5.75%, 05/25/2036	659,497
198,451	6.00%, 05/25/2036	148,945
921,809	6.00%, 12/25/2036	615,135
	American Home Mortgage Assets Trust
716,147	0.96%, 09/25/2046(4)	543,894
271,618	1.54%, 10/25/2046(4)	214,824
	Banc of America Funding Trust
1,389,609	1.01%, 02/20/2047(4)	1,296,296
759,526	1.08%, 05/20/2047(4)	625,229
2,155,839	3.19%, 04/20/2036(4)	1,812,219
801,523	5.77%, 05/25/2037(4)	714,700
171,113	5.85%, 01/25/2037(5)	144,876
410,657	BCAP LLC Trust 0.94%, 01/25/2037(4)	341,035
	Bear Stearns Adjustable Rate Mortgage Trust
798,022	2.83%, 10/25/2035(4)	767,846
510,344	3.18%, 02/25/2036(4)	435,076
368,456	4.64%, 06/25/2047(4)	337,601
	Bear Stearns Alt-A Trust
1,749,092	1.09%, 08/25/2036(4)	1,521,594
1,213,946	1.25%, 02/25/2036(4)	1,051,071
1,654,505	Bear Stearns Mortgage Funding Trust 0.95%, 10/25/2036(4)	1,369,885
585,000	Chase Mortgage Finance Trust 5.50%, 11/25/2035	555,184
	CHL Mortgage Pass-Through Trust
1,723,078	1.45%, 03/25/2035(4)	1,352,057
2,586,440	2.96%, 06/20/2035(4)	2,423,029
528,955	3.03%, 04/25/2037(4)	498,227
550,666	3.12%, 09/25/2047(4)	508,164
746,796	3.21%, 03/20/2036(4)	611,707
405,584	Citigroup Mortgage Loan Trust 3.11%, 07/25/2036(4)	254,187
	Countrywide Home Loans, Inc.
2,990,882	2.99%, 11/20/2035(4)	2,520,433
245,184	3.30%, 04/20/2036(4)	179,207
398,935	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	369,879
475,340	Deutsche Alt-A Securities Mortgage Loan Trust 0.92%, 03/25/2037(4)	390,424
2,201,297	Deutsche Mortgage Sec, Inc. Mortgage Loan Trust 5.66%, 12/25/2033	2,215,756
3,297,891	DSLA Mortgage Loan Trust 1.49%, 03/19/2046(4)	2,848,245
208,649	GMAC Mortgage Corp. Loan Trust 3.61%, 04/19/2036(4)	187,920
2,227,463	GreenPoint Mortgage Funding Trust 1.97%, 10/25/2045(4)	1,724,959
	GSR Mortgage Loan Trust
5,791,145	1.07%, 01/25/2037(4)	3,511,799
815,030	3.24%, 10/25/2035(4)	712,671
1,779,466	3.53%, 01/25/2036(4)	1,653,135
	HarborView Mortgage Loan Trust
1,116,181	0.96%, 01/19/2038(4)	971,495
2,520,547	1.01%, 12/19/2036(4)	2,045,735
351,910	1.10%, 09/19/2035(4)	298,865
414,411	1.47%, 01/19/2035(4)	273,069
4,208,850	1.77%, 10/25/2037(4)	3,019,145
3,267,916	IndyMac IMSC Mortgage Loan Trust 0.92%, 03/25/2047(4)	2,093,615
	IndyMac INDA Mortgage Loan Trust
415,910	3.38%, 09/25/2036(4)	331,067

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 750,524	3.40%, 12/25/2036(4)	$681,874
	IndyMac Index Mortgage Loan Trust
809,731	0.96%, 04/25/2037(4)	598,938
304,373	0.97%, 10/25/2036(4)	258,233
340,394	1.01%, 07/25/2035(4)	298,774
554,211	1.05%, 07/25/2035(4)	446,783
199,154	1.06%, 01/25/2036(4)	127,451
773,010	1.17%, 07/25/2046(4)	470,730
384,220	3.09%, 08/25/2035(4)	309,380
210,585	3.12%, 01/25/2036(4)	197,489
2,736,573	3.18%, 04/25/2037(4)	1,764,029
462,368	3.30%, 02/25/2036(4)	398,467
3,160,914	3.31%, 07/25/2037(4)	2,138,383
	JP Morgan Mortgage Trust
250,782	3.18%, 04/25/2037(4)	222,947
3,107,257	3.33%, 05/25/2036(4)	2,807,877
	Lehman XS Trust
791,067	0.96%, 11/25/2046(4)	654,828
255,205	0.98%, 07/25/2046(4)	212,858
989,799	1.01%, 06/25/2047(4)	757,456
396,695	1.61%, 09/25/2047(4)	327,444
740,297	Luminent Mortgage Trust 0.97%, 10/25/2046(4)	635,535
257,609	Merrill Lynch Mortgage Investors Trust 3.26%, 07/25/2035(4)	199,290
1,119,223	Morgan Stanley Mortgage Loan Trust 3.16%, 05/25/2036(4)	783,915
944,568	Nomura Asset Acceptance Corp. Alternative Loan Trust 3.91%, 06/25/2036(4)	777,635
715,916	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	674,382
	Residential Accredit Loans, Inc.
2,743,199	0.96%, 05/25/2046(4)	2,594,518
2,369,753	1.07%, 04/25/2036(4)	1,704,473
2,218,831	1.92%, 11/25/2037(4)	1,539,272
1,633,112	6.00%, 12/25/2035	1,509,067
	Residential Asset Securitization Trust
1,313,500	1.22%, 03/25/2035(4)	1,031,010
1,953,099	5.50%, 06/25/2035	1,746,798
	Residential Funding Mortgage Securities, Inc.
4,113,581	3.28%, 08/25/2035(4)	3,054,360
260,273	3.63%, 04/25/2037(4)	223,573
275,937	5.75%, 01/25/2036	218,348
814,804	6.00%, 07/25/2037	751,231
271,530	Sequoia Mortgage Trust 3.13%, 07/20/2037(4)	226,568
	Structured Adjustable Rate Mortgage Loan Trust
1,032,472	0.96%, 07/25/2037(4)	800,160
612,014	1.07%, 09/25/2034(4)	534,235
2,139,534	Structured Asset Mortgage Investments II Trust 1.00%, 02/25/2036(4)	1,813,542
778,805	Structured Asset Securities Corp. 5.75%, 06/25/2035	726,662
2,559,779	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	2,016,596
	WaMu Mortgage Pass-Through Certificates Trust
667,917	1.19%, 06/25/2044(4)	622,648
2,206,735	1.39%, 12/25/2046(4)	1,847,823
1,391,659	1.58%, 07/25/2046(4)	1,130,679
1,174,106	2.10%, 11/25/2046(4)	1,059,444
2,143,844	2.39%, 01/25/2037(4)	1,801,073
2,507,115	2.60%, 06/25/2037(4)	2,323,661
2,535,690	2.61%, 06/25/2037(4)	2,280,163
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
679,126	0.93%, 02/25/2037(4)	515,380
754,970	1.56%, 08/25/2046(4)	505,721

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 5,751,040	7.00%, 02/25/2036	$4,306,697
889,551	Wells Fargo Alternative Loan Trust 3.10%, 12/28/2037(4)	816,234

		111,943,263

	Whole Loan Collateral PAC - 0.0%
498,840	Alternative Loan Trust 1.27%, 12/25/2035(4)	328,471

	Total Asset & Commercial Mortgage Backed Securities (cost $152,959,842)	151,112,991

Corporate Bonds - 44.9%
	Advertising - 0.0%
	Lamar Media Corp.
625,000	5.00%, 05/01/2023	642,187
95,000	5.88%, 02/01/2022	97,969

		740,156

	Aerospace/Defense - 0.6%
4,085,000	BAE Systems Holdings, Inc. 3.80%, 10/07/2024(3)	4,193,502
4,220,000	BAE Systems plc 4.75%, 10/11/2021(3)	4,569,770
6,750,000	Embraer Netherlands Finance B.V. 5.40%, 02/01/2027	6,789,623
2,400,000	L-3 Communications Corp. 3.85%, 12/15/2026	2,406,058
	Lockheed Martin Corp.
11,120,000	3.55%, 01/15/2026	11,232,279
1,025,000	3.80%, 03/01/2045	955,797
1,025,000	4.50%, 05/15/2036	1,082,238
2,710,000	4.70%, 05/15/2046	2,895,315
480,000	4.85%, 09/15/2041	521,988
15,590,000	Northrop Grumman Corp. 3.20%, 02/01/2027	15,324,876
2,435,000	Raytheon Co. 4.70%, 12/15/2041	2,693,977
	United Technologies Corp.
1,925,000	4.50%, 06/01/2042	2,024,886
950,000	6.13%, 07/15/2038	1,204,824

		55,895,133

	Agriculture - 0.6%
	Altria Group, Inc.
2,405,000	2.63%, 09/16/2026	2,259,204
8,490,000	2.85%, 08/09/2022	8,477,392
445,000	3.88%, 09/16/2046	407,779
1,560,000	4.25%, 08/09/2042	1,503,227
1,640,000	5.38%, 01/31/2044	1,855,086
2,425,000	Cargill, Inc. 4.10%, 11/01/2042(3)	2,348,942
	Imperial Brands Finance plc
5,525,000	2.05%, 02/11/2018(3)	5,531,188
2,350,000	2.95%, 07/21/2020(3)	2,373,180
9,400,000	3.50%, 02/11/2023(3)	9,503,560
6,090,000	3.75%, 07/21/2022(3)	6,264,186
	Philip Morris International, Inc.
7,065,000	4.25%, 11/10/2044	6,897,984
4,000,000	4.50%, 03/20/2042	4,026,308
	Reynolds American, Inc.
1,733,000	3.25%, 06/12/2020	1,777,420
4,170,000	5.70%, 08/15/2035	4,770,926
1,535,000	6.15%, 09/15/2043	1,825,654

		59,822,036

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Airlines - 0.0%
$ 4,936	Continental Airlines Class B Pass-Through Trust 6.90%, 10/19/2023	$5,183

	Apparel - 0.0%
1,940,000	NIKE, Inc. 3.63%, 05/01/2043	1,821,600

	Auto Manufacturers - 1.4%
6,750,000	American Honda Finance Corp. 1.70%, 09/09/2021	6,515,134
14,500,000	Daimler Finance North America LLC 2.30%, 01/06/2020(3)	14,532,581
	Ford Motor Co.
5,700,000	4.35%, 12/08/2026	5,716,325
5,110,000	4.75%, 01/15/2043	4,769,040
4,525,000	5.29%, 12/08/2046	4,492,171
2,000,000	7.45%, 07/16/2031	2,503,918
	Ford Motor Credit Co. LLC
1,210,000	1.68%, 09/08/2017	1,210,659
5,440,000	2.24%, 06/15/2018	5,458,877
10,000,000	2.55%, 10/05/2018	10,058,120
4,220,000	2.60%, 11/04/2019	4,221,907
9,325,000	3.81%, 01/09/2024	9,286,460
2,010,000	4.13%, 08/04/2025	2,007,598
9,005,000	4.39%, 01/08/2026	9,066,459
	General Motors Co.
5,215,000	6.25%, 10/02/2043	5,783,498
2,785,000	6.60%, 04/01/2036	3,207,727
	General Motors Financial Co., Inc.
3,675,000	2.40%, 04/10/2018	3,689,072
4,830,000	3.10%, 01/15/2019	4,897,717
14,310,000	3.20%, 07/06/2021	14,242,271
4,510,000	3.70%, 11/24/2020	4,616,445
8,245,000	3.70%, 05/09/2023	8,185,991
6,620,000	4.00%, 10/06/2026	6,414,495
8,790,000	4.35%, 01/17/2027	8,714,538
1,755,000	5.25%, 03/01/2026	1,861,091

		141,452,094

	Beverages - 1.2%
	Anheuser-Busch InBev Finance, Inc.
34,235,000	3.30%, 02/01/2023	34,801,213
22,880,000	3.65%, 02/01/2026	22,945,551
11,065,000	4.70%, 02/01/2036	11,583,019
21,515,000	4.90%, 02/01/2046	23,023,309
	Anheuser-Busch InBev Worldwide, Inc.
2,280,000	2.50%, 07/15/2022	2,243,151
1,475,000	3.75%, 01/15/2022	1,544,269
4,960,000	3.75%, 07/15/2042	4,546,371
800,000	4.95%, 01/15/2042	868,650
336,000	Central American Bottling Corp. 5.75%, 01/31/2027(3)	338,419
1,355,000	Molson Coors Brewing Co. 5.00%, 05/01/2042	1,424,621
	PepsiCo, Inc.
11,000,000	1.70%, 10/06/2021	10,699,106
1,975,000	3.45%, 10/06/2046	1,784,397
4,330,000	Pernod Ricard S.A. 3.25%, 06/08/2026(3)	4,163,122

		119,965,198

	Biotechnology - 0.4%
	Amgen, Inc.
6,475,000	1.25%, 05/22/2017	6,475,201
5,035,000	3.63%, 05/22/2024	5,116,144
2,000,000	4.56%, 06/15/2048	1,937,866
4,855,000	4.66%, 06/15/2051	4,719,109

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Celgene Corp.
$ 5,000,000	2.88%, 08/15/2020	$5,079,210
2,945,000	3.63%, 05/15/2024	2,961,412
3,365,000	4.63%, 05/15/2044	3,299,780
	Gilead Sciences, Inc.
3,095,000	2.50%, 09/01/2023	3,002,063
5,845,000	4.15%, 03/01/2047	5,499,338
1,375,000	4.60%, 09/01/2035	1,425,935
155,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(3)(6)	155,969

		39,672,027

	Chemicals - 0.4%
	Agrium, Inc.
1,650,000	3.15%, 10/01/2022	1,641,540
2,800,000	4.13%, 03/15/2035	2,630,267
	Air Liquide Finance S.A.
5,250,000	1.75%, 09/27/2021(3)	5,065,147
1,140,000	2.50%, 09/27/2026(3)	1,077,122
	Chemours Co.
3,345,000	6.63%, 05/15/2023	3,328,275
440,000	7.00%, 05/15/2025	438,460
	Methanex Corp.
6,945,000	4.25%, 12/01/2024	6,809,579
2,975,000	5.65%, 12/01/2044	2,748,567
	Mexichem S.A.B. de C.V.
200,000	5.88%, 09/17/2044(7)	180,496
378,000	6.75%, 09/19/2042(7)	370,913
2,900,000	Monsanto Co. 4.20%, 07/15/2034	2,864,745
	OCP S.A.
2,990,000	4.50%, 10/22/2025(7)	2,865,915
545,000	5.63%, 04/25/2024(7)	565,868
1,402,000	6.88%, 04/25/2044(7)	1,437,050
3,790,000	Platform Specialty Products Corp. 6.50%, 02/01/2022(3)	3,865,800
950,000	Sherwin-Williams Co. 4.55%, 08/01/2045	953,215

		36,842,959

	Coal - 0.0%
1,026,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	1,090,125
1,840,000	Foresight Energy LLC / Foresight Energy Finance Corp. (9.00% cash, 1.00% PIK) 10.00%, 08/15/2021(3)(6)	1,876,800

		2,966,925

	Commercial Banks - 12.7%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 400,000	6.75%, 02/18/2020(4)(7)(8)	411,289
1,200,000	7.00%, 02/19/2019(4)(7)(8)	1,237,107
1,600,000	8.88%, 04/14/2021(4)(7)(8)	1,865,376
$ 800,000	9.00%, 05/09/2018(4)(7)(8)	834,746
	Bank of America Corp.
10,120,000	2.15%, 11/09/2020	9,952,301
23,700,000	2.50%, 10/21/2022	22,903,111
12,000,000	2.63%, 04/19/2021	11,909,784
7,500,000	3.12%, 01/20/2023(4)	7,488,675
7,000,000	3.25%, 10/21/2027	6,608,168
5,450,000	3.82%, 01/20/2028(4)	5,413,965
310,000	3.95%, 04/21/2025	307,553
12,380,000	4.00%, 01/22/2025	12,349,087
4,260,000	4.10%, 07/24/2023	4,429,267
3,180,000	4.18%, 11/25/2027	3,155,377
2,635,000	4.20%, 08/26/2024	2,676,791
4,000,000	4.44%, 01/20/2048(4)	3,981,460

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 4,000,000	4.88%, 04/01/2044	$4,219,116
1,760,000	5.00%, 01/21/2044	1,909,185
3,675,000	5.63%, 07/01/2020	4,038,237
2,496,000	5.70%, 05/02/2017	2,522,403
4,960,000	6.00%, 09/01/2017	5,085,389
4,515,000	6.88%, 04/25/2018	4,783,417
3,970,000	7.63%, 06/01/2019	4,445,419
9,525,000	7.75%, 05/14/2038	13,129,927
	Bank of America NA
7,100,000	1.65%, 03/26/2018	7,105,077
5,790,000	2.05%, 12/07/2018	5,817,641
7,815,000	Bank of Montreal 2.10%, 12/12/2019	7,820,556
	Bank of New York Mellon Corp.
13,335,000	2.09%, 10/30/2023(4)	13,557,321
15,645,000	2.20%, 08/16/2023	14,944,745
3,190,000	2.60%, 08/17/2020	3,228,908
7,020,000	2.60%, 02/07/2022	7,004,977
5,116,000	Barclays Bank plc 6.05%, 12/04/2017(3)	5,275,343
	Barclays plc
535,000	3.65%, 03/16/2025	515,147
13,080,000	3.68%, 01/10/2023	13,095,238
2,025,000	7.88%, 03/15/2022(4)(7)(8)	2,080,688
EUR 375,000	8.00%, 12/15/2020(4)(8)	436,704
$ 1,615,000	8.25%, 12/15/2018(4)(8)	1,685,424
13,405,000	BB&T Corp. 2.63%, 06/29/2020	13,553,527
1,325,000	BBVA Bancomer S.A. 6.75%, 09/30/2022(7)	1,440,938
275,000	BBVA International Preferred SAU 5.92%, 04/18/2017(4)(8)	270,050
	BNP Paribas S.A.
11,455,000	3.80%, 01/10/2024(3)	11,473,786
1,555,000	7.63%, 03/30/2021(3)(4)(8)	1,632,750
	BPCE S.A.
4,745,000	5.15%, 07/21/2024(3)	4,838,301
3,525,000	5.70%, 10/22/2023(3)	3,765,119
	Capital One Financial Corp.
24,175,000	3.75%, 07/28/2026	23,362,188
5,150,000	4.20%, 10/29/2025	5,161,984
	Capital One NA/Mclean VA
10,305,000	2.35%, 01/31/2020	10,334,225
4,000,000	2.40%, 09/05/2019	4,012,616
	Citigroup, Inc.
7,565,000	2.05%, 06/07/2019	7,545,732
9,875,000	2.40%, 02/18/2020	9,874,427
19,470,000	2.45%, 01/10/2020	19,507,382
6,275,000	2.50%, 09/26/2018	6,330,107
5,000,000	2.55%, 04/08/2019	5,042,370
10,150,000	2.65%, 10/26/2020	10,175,436
5,130,000	2.70%, 03/30/2021	5,100,441
10,955,000	2.90%, 12/08/2021	10,919,385
8,945,000	3.20%, 10/21/2026	8,472,999
5,245,000	3.89%, 01/10/2028(4)	5,241,475
8,780,000	4.13%, 07/25/2028	8,643,462
7,450,000	4.30%, 11/20/2026	7,509,265
8,145,000	4.45%, 09/29/2027	8,259,242
3,090,000	4.60%, 03/09/2026	3,176,810
4,894,000	4.65%, 07/30/2045	5,083,535
4,795,000	5.50%, 09/13/2025	5,230,036
4,500,000	Citizens Bank NA 2.55%, 05/13/2021	4,480,178
1,260,000	Citizens Financial Group, Inc. 4.30%, 12/03/2025	1,279,190
	Cooperatieve Rabobank UA

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 6,375,000	3.75%, 07/21/2026	$6,206,866
3,280,000	5.25%, 08/04/2045	3,560,962
3,835,000	5.75%, 12/01/2043	4,457,198
	Credit Agricole S.A.
4,915,000	4.13%, 01/10/2027(3)	4,892,760
3,485,000	4.38%, 03/17/2025(3)	3,442,330
890,000	7.88%, 01/23/2024(3)(4)(8)	906,387
1,030,000	8.13%, 12/23/2025(3)(4)(8)	1,094,993
3,685,000	Credit Suisse AG 5.40%, 01/14/2020	3,967,271
	Credit Suisse Group AG
11,935,000	4.28%, 01/09/2028(3)	11,875,051
3,425,000	6.25%, 12/18/2024(4)(7)(8)	3,377,906
	Credit Suisse Group Funding Guernsey Ltd.
5,650,000	3.13%, 12/10/2020	5,650,492
3,520,000	3.75%, 03/26/2025	3,424,812
10,410,000	3.80%, 09/15/2022	10,487,565
1,615,000	Development Bank of Kazakhstan JSC 4.13%, 12/10/2022(7)	1,574,560
6,520,000	Discover Bank/Greenwood DE 4.20%, 08/08/2023	6,786,009
2,780,000	Fifth Third Bancorp 4.30%, 01/16/2024	2,870,378
	Goldman Sachs Group, Inc.
17,775,000	2.30%, 12/13/2019	17,756,283
18,720,000	2.35%, 11/15/2021	18,232,475
6,425,000	2.54%, 11/29/2023(4)	6,609,976
3,940,000	2.60%, 04/23/2020	3,957,797
9,290,000	2.63%, 04/25/2021	9,226,271
6,190,000	2.75%, 09/15/2020	6,227,047
2,655,000	3.00%, 04/26/2022	2,637,307
6,345,000	3.50%, 01/23/2025	6,274,222
9,820,000	3.50%, 11/16/2026	9,529,249
3,315,000	4.00%, 03/03/2024	3,417,540
3,750,000	4.75%, 10/21/2045	3,886,478
2,625,000	4.80%, 07/08/2044	2,750,357
3,830,000	5.15%, 05/22/2045	3,961,832
4,200,000	5.38%, 03/15/2020	4,551,847
4,740,000	5.75%, 01/24/2022	5,321,295
4,550,000	6.15%, 04/01/2018	4,774,433
3,149,000	6.25%, 02/01/2041	3,926,009
3,470,000	6.45%, 05/01/2036	4,125,733
7,545,000	6.75%, 10/01/2037	9,300,239
2,921,000	7.50%, 02/15/2019	3,229,966
750,000	HBOS Capital Funding L.P. 6.85%, 03/23/2017(7)(8)	760,688
	HSBC Holdings plc
5,300,000	2.65%, 01/05/2022	5,200,063
15,055,000	3.60%, 05/25/2023	15,206,182
4,550,000	3.90%, 05/25/2026	4,550,719
7,655,000	4.25%, 03/14/2024	7,737,812
6,800,000	4.25%, 08/18/2025	6,827,295
4,755,000	4.30%, 03/08/2026	4,900,451
9,950,000	4.38%, 11/23/2026	10,002,994
3,665,000	5.10%, 04/05/2021	3,968,744
1,000,000	6.50%, 09/15/2037	1,224,228
4,440,000	6.80%, 06/01/2038	5,635,625
1,730,000	HSBC USA, Inc. 2.35%, 03/05/2020	1,725,390
780,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(3)(4)(8)	711,750
	JP Morgan Chase & Co.
8,000,000	2.27%, 10/24/2023(4)	8,137,040
10,760,000	2.30%, 08/15/2021	10,573,196
13,375,000	2.40%, 06/07/2021	13,225,467
18,005,000	2.70%, 05/18/2023	17,563,859

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 3,705,000	2.95%, 10/01/2026	$3,503,637
2,270,000	3.25%, 09/23/2022	2,299,024
19,950,000	3.30%, 04/01/2026	19,509,424
9,275,000	4.25%, 10/01/2027	9,434,076
5,300,000	4.35%, 08/15/2021	5,672,102
1,970,000	5.63%, 08/16/2043	2,254,366
1,000,000	6.40%, 05/15/2038	1,289,121
16,045,000	JP Morgan Chase Bank NA 1.45%, 09/21/2018	16,028,714
	JPMorgan Chase & Co.
22,475,000	2.97%, 01/15/2023	22,347,589
7,850,000	3.78%, 02/01/2028(4)	7,889,344
7,750,000	KeyBank NA 2.50%, 11/22/2021	7,699,408
	KeyCorp
5,000,000	2.30%, 12/13/2018	5,022,570
10,000,000	2.90%, 09/15/2020	10,143,440
165,000	Lloyds Bank plc 6.50%, 09/14/2020(3)	183,374
GBP 1,450,000	Lloyds Banking Group plc 7.00%, 06/27/2019(4)(7)(8)	1,860,581
	Morgan Stanley
$ 5,735,000	2.13%, 04/25/2018	5,759,282
7,125,000	2.44%, 10/24/2023(4)	7,209,360
6,260,000	2.45%, 02/01/2019	6,306,193
7,450,000	2.50%, 01/24/2019	7,514,673
12,945,000	2.50%, 04/21/2021	12,782,152
13,795,000	2.63%, 11/17/2021	13,598,821
8,000,000	2.65%, 01/27/2020	8,053,944
8,790,000	3.13%, 07/27/2026	8,346,017
3,095,000	3.63%, 01/20/2027	3,047,953
9,230,000	3.70%, 10/23/2024	9,297,997
2,270,000	3.88%, 01/27/2026	2,284,119
6,320,000	3.95%, 04/23/2027	6,179,494
9,690,000	4.00%, 07/23/2025	9,890,292
2,590,000	4.35%, 09/08/2026	2,627,938
15,480,000	4.38%, 01/22/2047	15,305,943
2,460,000	6.63%, 04/01/2018	2,594,542
2,600,000	7.30%, 05/13/2019	2,888,036
	PNC Bank NA
5,785,000	1.45%, 07/29/2019	5,714,764
11,780,000	1.70%, 12/07/2018	11,757,312
7,465,000	2.70%, 11/01/2022	7,383,788
4,310,000	PNC Financial Services Group, Inc. 3.90%, 04/29/2024	4,420,258
	Royal Bank of Scotland Group plc
8,065,000	3.88%, 09/12/2023	7,837,930
1,260,000	6.99%, 10/05/2017(3)(4)(8)	1,386,000
1,400,000	7.64%, 09/30/2017(4)(8)	1,302,000
645,000	8.63%, 08/15/2021(4)(8)	665,963
725,000	9.50%, 03/16/2022(4)(7)	732,250
4,840,000	Santander Bank NA 2.00%, 01/12/2018	4,843,480
	Santander Holdings USA, Inc.
4,900,000	2.65%, 04/17/2020	4,861,275
6,070,000	2.70%, 05/24/2019	6,084,671
5,120,000	4.50%, 07/17/2025	5,188,009
4,400,000	Santander Issuances SAU 5.18%, 11/19/2025	4,450,794
	Santander UK Group Holdings plc
8,700,000	3.57%, 01/10/2023	8,732,329
3,285,000	5.63%, 09/15/2045(3)	3,302,411
1,055,000	Societe Generale S.A. 8.25%, 11/29/2018(4)(7)(8)	1,095,881
	State Street Corp.
1,445,000	3.10%, 05/15/2023	1,459,541

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 3,340,000	3.70%, 11/20/2023	$3,501,653
11,800,000	SunTrust Banks, Inc. 2.70%, 01/27/2022	11,753,213
12,500,000	Toronto-Dominion Bank 2.50%, 01/18/2023(3)	12,469,587
26,500,000	UBS Group Funding Jersey Ltd. 2.65%, 02/01/2022(3)	25,721,218
1,800,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(7)	1,948,500
2,850,000	Wachovia Corp. 5.50%, 08/01/2035	3,183,031
	Wells Fargo & Co.
20,560,000	1.50%, 01/16/2018	20,543,182
17,500,000	2.10%, 07/26/2021	17,016,212
7,100,000	2.27%, 10/31/2023(4)	7,176,432
12,300,000	2.50%, 03/04/2021	12,176,668
5,855,000	3.00%, 04/22/2026	5,576,530
5,770,000	3.00%, 10/23/2026	5,469,302
11,735,000	3.07%, 01/24/2023	11,722,784
9,965,000	3.45%, 02/13/2023	10,062,258
4,080,000	4.13%, 08/15/2023	4,253,416
5,000,000	4.40%, 06/14/2046	4,829,985
9,105,000	4.75%, 12/07/2046	9,258,847
2,986,000	4.90%, 11/17/2045	3,089,301
7,023,000	5.61%, 01/15/2044	8,024,873
5,480,000	Wells Fargo Bank NA 2.15%, 12/06/2019	5,475,885

		1,255,460,333

	Commercial Services - 0.4%
	APX Group, Inc.
1,575,000	7.88%, 12/01/2022	1,708,875
2,020,000	7.88%, 12/01/2022(3)(9)	2,191,700
725,000	Aramark Services, Inc. 5.13%, 01/15/2024	753,391
4,250,000	Automatic Data Processing, Inc. 3.38%, 09/15/2025	4,351,001
	ERAC USA Finance LLC
1,370,000	3.30%, 10/15/2022(3)	1,383,636
6,280,000	3.85%, 11/15/2024(3)	6,379,073
265,000	4.50%, 02/15/2045(3)	254,300
2,735,000	5.63%, 03/15/2042(3)	3,014,353
1,440,000	Herc Rentals, Inc. 7.75%, 06/01/2024(3)	1,558,800
	Hertz Corp.
1,465,000	5.50%, 10/15/2024(3)	1,230,600
1,290,000	5.88%, 10/15/2020	1,219,050
1,830,000	6.25%, 10/15/2022	1,660,725
8,525,000	MasterCard, Inc. 3.38%, 04/01/2024	8,775,149
3,205,000	Quad/Graphics, Inc. 7.00%, 05/01/2022	3,132,888
2,065,000	Service Corp. International 5.38%, 01/15/2022	2,147,600

		39,761,141

	Construction Materials - 0.1%
2,070,000	Cemex Finance LLC 6.00%, 04/01/2024(3)	2,126,925
	Cemex S.A.B. de C.V.
2,115,000	5.70%, 01/11/2025(3)	2,139,323
460,000	6.13%, 05/05/2025(3)	474,950
800,000	7.75%, 04/16/2026(3)	889,000
2,200,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	2,293,500
	Standard Industries, Inc.
190,000	5.13%, 02/15/2021(3)	198,550

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 4,550,000	5.38%, 11/15/2024(3)	$4,692,187

		12,814,435

	Distribution/Wholesale - 0.0%
	American Builders & Contractors Supply Co., Inc.
190,000	5.63%, 04/15/2021(3)	195,462
2,255,000	5.75%, 12/15/2023(3)	2,345,200

		2,540,662

	Diversified Financial Services - 1.5%
9,535,000	AIG Global Funding 2.70%, 12/15/2021(3)	9,529,384
5,127,000	American Express Co. 2.65%, 12/02/2022	5,054,991
9,120,000	American Express Credit Corp. 2.25%, 05/05/2021	9,006,283
3,560,000	CBOE Holdings, Inc. 3.65%, 01/12/2027	3,549,416
7,000,000	Credit Agricole S.A. 2.38%, 07/01/2021(3)	6,874,126
1,115,000	FBM Finance, Inc. 8.25%, 08/15/2021(3)	1,190,263
2,230,000	FMR LLC 4.95%, 02/01/2033(3)	2,327,389
13,589,000	GE Capital International Funding Co. 4.42%, 11/15/2035	14,253,624
	General Electric Co.
1,210,000	5.88%, 01/14/2038	1,519,033
1,297,000	6.75%, 03/15/2032	1,736,922
1,469,000	6.88%, 01/10/2039	2,068,273
	Hexion 2 US Finance Corp.
2,375,000	10.38%, 02/01/2022(3)(9)	2,422,500
1,245,000	13.75%, 02/01/2022(3)(9)	1,254,338
	International Lease Finance Corp.
3,545,000	5.88%, 08/15/2022	3,916,516
10,000,000	8.63%, 01/15/2022	12,184,500
399,000	MassMutual Global Funding II 2.10%, 08/02/2018(3)	402,356
1,980,000	Nasdaq, Inc. 3.85%, 06/30/2026	1,972,333
	National Rural Utilities Cooperative Finance Corp.
4,725,000	1.50%, 11/01/2019	4,684,077
6,625,000	3.25%, 11/01/2025	6,686,473
	Nationstar Mortgage LLC / Nationstar Capital Corp.
1,765,000	6.50%, 08/01/2018	1,791,475
3,660,000	6.50%, 07/01/2021	3,728,625
	Navient Corp.
550,000	5.50%, 01/25/2023	519,063
1,050,000	5.88%, 10/25/2024	968,625
3,770,000	6.13%, 03/25/2024	3,567,362
420,000	OneMain Financial Holdings LLC 6.75%, 12/15/2019(3)	435,750
	Springleaf Finance Corp.
830,000	5.25%, 12/15/2019	834,150
1,080,000	7.75%, 10/01/2021	1,125,900
2,815,000	8.25%, 12/15/2020	3,022,606
	Synchrony Financial
2,400,000	2.70%, 02/03/2020	2,405,618
3,810,000	3.00%, 08/15/2019	3,864,826
5,610,000	3.70%, 08/04/2026	5,430,643
5,410,000	3.75%, 08/15/2021	5,556,643
9,665,000	4.50%, 07/23/2025	9,983,172
	Visa, Inc.
3,905,000	3.15%, 12/14/2025	3,900,013
2,500,000	4.15%, 12/14/2035	2,586,067

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 3,635,000	4.30%, 12/14/2045	$3,758,303

		144,111,638

	Electric - 2.4%
	Abu Dhabi National Energy Co. PJSC
785,000	3.63%, 01/12/2023(7)	789,906
527,000	5.88%, 12/13/2021(7)	586,345
2,565,000	AEP Transmission Co. LLC 3.10%, 12/01/2026(3)	2,529,123
5,210,000	Baltimore Gas & Electric Co. 3.50%, 11/15/2021	5,414,904
500,000	Berkshire Hathaway Energy Co. 5.95%, 05/15/2037	617,791
	Centrais Electricas Brasileiras S.A.
1,355,000	5.75%, 10/27/2021(7)	1,364,756
150,000	6.88%, 07/30/2019(7)	159,750
4,840,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026(3)	4,777,787
465,000	Comision Federal de Electricidad 4.75%, 02/23/2027(3)	448,260
	Commonwealth Edison Co.
605,000	3.65%, 06/15/2046	568,679
620,000	4.35%, 11/15/2045	649,203
	Consolidated Edison Co. of New York, Inc.
1,400,000	4.20%, 03/15/2042	1,416,173
3,930,000	4.30%, 12/01/2056	3,938,112
1,195,000	4.50%, 12/01/2045	1,271,411
2,135,000	4.63%, 12/01/2054	2,262,741
	Dominion Resources, Inc.
1,160,000	1.90%, 06/15/2018	1,158,885
3,140,000	2.85%, 08/15/2026	2,939,238
11,710,000	3.90%, 10/01/2025	11,965,301
2,895,000	4.70%, 12/01/2044	2,966,923
3,390,000	7.00%, 06/15/2038	4,383,677
	Duke Energy Carolinas LLC
3,225,000	2.50%, 03/15/2023	3,194,201
9,845,000	2.95%, 12/01/2026	9,643,404
3,270,000	3.75%, 06/01/2045	3,122,261
3,305,000	3.88%, 03/15/2046	3,226,129
3,000,000	5.30%, 02/15/2040	3,549,234
	Duke Energy Corp.
2,940,000	2.65%, 09/01/2026	2,747,001
2,935,000	3.75%, 04/15/2024	3,030,250
705,000	3.75%, 09/01/2046	639,418
3,000,000	3.95%, 10/15/2023	3,143,292
	Duke Energy Progress LLC
2,060,000	4.10%, 05/15/2042	2,068,893
1,940,000	4.15%, 12/01/2044	1,958,500
4,345,000	4.20%, 08/15/2045	4,430,071
2,730,000	4.38%, 03/30/2044	2,842,318
8,375,000	Electricite de France S.A. 4.95%, 10/13/2045(3)	8,567,993
	Emera U.S. Finance L.P.
1,580,000	2.70%, 06/15/2021	1,567,867
3,460,000	4.75%, 06/15/2046	3,516,222
3,935,000	Entergy Corp. 2.95%, 09/01/2026	3,713,589
2,775,000	Eversource Energy 2.80%, 05/01/2023	2,729,118
	Exelon Corp.
1,190,000	2.45%, 04/15/2021	1,177,655
2,105,000	3.40%, 04/15/2026	2,059,159
9,580,000	FirstEnergy Corp. 7.38%, 11/15/2031	12,484,982
2,305,000	FirstEnergy Transmission LLC 5.45%, 07/15/2044(3)	2,519,178

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Fortis, Inc.
$ 4,960,000	2.10%, 10/04/2021(3)	$4,800,566
7,060,000	3.06%, 10/04/2026(3)	6,599,102
	Georgia Power Co.
4,570,000	2.40%, 04/01/2021	4,561,440
6,410,000	4.30%, 03/15/2042	6,560,404
6,355,000	ITC Holdings Corp. 3.25%, 06/30/2026	6,176,946
	MidAmerican Energy Co.
4,910,000	3.50%, 10/15/2024	5,090,933
2,598,000	4.40%, 10/15/2044	2,763,576
3,450,000	NiSource Finance Corp. 4.80%, 02/15/2044	3,659,788
	Oncor Electric Delivery Co. LLC
5,666,000	2.95%, 04/01/2025	5,564,494
3,915,000	4.10%, 06/01/2022	4,176,084
115,000	4.55%, 12/01/2041	123,494
591,000	5.25%, 09/30/2040	693,715
	Pacific Gas & Electric Co.
6,000,000	3.50%, 06/15/2025	6,120,060
2,525,000	4.30%, 03/15/2045	2,599,470
2,400,000	6.05%, 03/01/2034	3,018,216
3,500,000	PacifiCorp 4.10%, 02/01/2042	3,508,197
2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	2,746,022
	Progress Energy, Inc.
1,750,000	7.00%, 10/30/2031	2,311,881
3,051,000	7.05%, 03/15/2019	3,363,779
540,000	7.75%, 03/01/2031	744,280
1,930,000	Public Service Co. of Colorado 3.60%, 09/15/2042	1,811,483
4,770,000	San Diego Gas & Electric Co. 3.60%, 09/01/2023	5,008,700
5,745,000	South Carolina Electric & Gas Co. 4.10%, 06/15/2046	5,669,057
1,010,000	Southern California Edison Co. 6.05%, 03/15/2039	1,293,145
	Southern Co.
5,000,000	1.85%, 07/01/2019	4,983,645
4,055,000	2.95%, 07/01/2023	3,996,661
5,000,000	4.40%, 07/01/2046	4,947,715
1,615,000	Southern Power Co. 5.25%, 07/15/2043	1,647,726
1,750,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(1)(2)(10)	—

		236,680,279

	Electronics - 0.1%
7,690,000	Fortive Corp. 2.35%, 06/15/2021(3)	7,592,176

	Engineering & Construction - 0.0%
1,050,000	SBA Tower Trust 2.93%, 12/09/2042(3)	1,050,910

	Entertainment - 0.1%
805,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38%, 04/15/2026	839,213
1,420,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(3)(9)	1,460,825
2,775,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(3)	2,778,524
3,015,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024(3)	3,058,506
910,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(3)	935,025

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,000,000	Scientific Games International, Inc. 6.63%, 05/15/2021	$920,000
550,000	WMG Acquisition Corp. 5.00%, 08/01/2023(3)	551,375

		10,543,468

	Environmental Control - 0.3%
	Clean Harbors, Inc.
1,975,000	5.13%, 06/01/2021	2,024,770
150,000	5.25%, 08/01/2020	153,863
	Republic Services, Inc.
6,550,000	3.55%, 06/01/2022	6,810,199
8,000,000	5.00%, 03/01/2020	8,658,040
295,000	Tervita Escrow Corp. 7.63%, 12/01/2021(3)	306,062
6,000,000	Waste Management, Inc. 3.50%, 05/15/2024	6,169,410

		24,122,344

	Food - 0.8%
	Danone S.A.
5,785,000	1.69%, 10/30/2019(3)	5,721,168
6,705,000	2.59%, 11/02/2023(3)	6,471,351
	JM Smucker Co.
1,605,000	3.50%, 03/15/2025	1,617,978
1,675,000	4.38%, 03/15/2045	1,664,804
	Kraft Heinz Foods Co.
9,060,000	3.50%, 07/15/2022	9,214,609
4,115,000	3.95%, 07/15/2025	4,157,977
7,590,000	4.38%, 06/01/2046	7,095,754
1,870,000	5.00%, 07/15/2035	1,960,644
2,190,000	5.20%, 07/15/2045	2,300,442
	Kroger Co.
8,110,000	2.65%, 10/15/2026	7,486,933
2,725,000	3.88%, 10/15/2046	2,451,017
765,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(3)	760,219
11,000,000	Mondelez International Holdings Netherlands B.V. 1.63%, 10/28/2019(3)	10,832,646
2,480,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 5.88%, 01/15/2024	2,622,129
	Post Holdings, Inc.
3,910,000	5.00%, 08/15/2026(3)	3,780,462
665,000	6.00%, 12/15/2022(3)	698,250
4,376,000	Sigma Alimentos S.A. de CV 4.13%, 05/02/2026(3)	4,115,628
	Sysco Corp.
1,050,000	2.50%, 07/15/2021	1,044,282
3,140,000	3.30%, 07/15/2026	3,071,608
960,000	4.50%, 04/01/2046	958,040
	TreeHouse Foods, Inc.
3,520,000	4.88%, 03/15/2022	3,625,600
605,000	6.00%, 02/15/2024(3)	634,494

		82,286,035

	Food Service - 0.0%
850,000	Aramark Services, Inc. 5.75%, 03/15/2020	865,534

	Forest Products & Paper - 0.1%
1,870,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/2027	1,837,462
9,650,000	International Paper Co. 3.65%, 06/15/2024	9,800,395

		11,637,857

	Gas - 0.1%
	Sempra Energy

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 8,760,000	1.63%, 10/07/2019	$8,660,355
2,940,000	2.85%, 11/15/2020	2,984,779
1,195,000	Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	1,148,019

		12,793,153

	Healthcare-Products - 0.4%
	Alere, Inc.
3,280,000	6.38%, 07/01/2023(3)	3,318,950
2,815,000	6.50%, 06/15/2020	2,809,088
7,000,000	Boston Scientific Corp. 3.38%, 05/15/2022	7,128,590
8,023,000	Medtronic, Inc. 4.38%, 03/15/2035	8,391,649
4,330,000	St. Jude Medical, Inc. 2.80%, 09/15/2020	4,352,754
3,090,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(3)	3,136,350
	Stryker Corp.
1,400,000	2.63%, 03/15/2021	1,405,316
1,495,000	3.50%, 03/15/2026	1,504,000
2,535,000	4.63%, 03/15/2046	2,593,789
	Thermo Fisher Scientific, Inc.
4,485,000	2.95%, 09/19/2026	4,239,285
4,055,000	3.00%, 04/15/2023	4,006,774

		42,886,545

	Healthcare-Services - 1.4%
	Aetna, Inc.
9,949,000	1.70%, 06/07/2018	9,947,886
8,555,000	2.80%, 06/15/2023	8,486,492
7,760,000	3.20%, 06/15/2026	7,749,291
5,240,000	4.25%, 06/15/2036	5,252,450
4,130,000	4.38%, 06/15/2046	4,139,962
	Anthem, Inc.
4,760,000	3.13%, 05/15/2022	4,754,616
3,100,000	3.30%, 01/15/2023	3,102,182
3,175,000	3.50%, 08/15/2024	3,160,481
3,315,000	4.63%, 05/15/2042	3,310,067
1,000,000	5.85%, 01/15/2036	1,140,798
2,330,000	6.38%, 06/15/2037	2,797,894
11,440,000	Cigna Corp. 3.25%, 04/15/2025	11,245,657
	Community Health Systems, Inc.
110,000	5.13%, 08/15/2018	110,344
1,125,000	5.13%, 08/01/2021	1,060,313
7,445,000	6.88%, 02/01/2022	5,416,237
1,440,000	7.13%, 07/15/2020	1,180,800
2,060,000	Coventry Health Care, Inc. 5.45%, 06/15/2021	2,284,009
	Envision Healthcare Corp.
1,305,000	5.13%, 07/01/2022(3)	1,327,838
2,760,000	5.63%, 07/15/2022	2,842,800
3,335,000	HCA Holdings, Inc. 6.25%, 02/15/2021	3,576,787
	HCA, Inc.
4,605,000	5.38%, 02/01/2025	4,697,100
2,125,000	5.88%, 05/01/2023	2,263,125
1,075,000	5.88%, 02/15/2026	1,118,000
1,627,000	7.50%, 11/15/2095	1,557,853
	Humana, Inc.
3,555,000	3.85%, 10/01/2024	3,606,896
2,700,000	4.95%, 10/01/2044	2,840,265
	Laboratory Corp. of America Holdings
3,050,000	2.63%, 02/01/2020	3,062,749
1,645,000	4.70%, 02/01/2045	1,631,881

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,050,000	LifePoint Health, Inc. 5.88%, 12/01/2023	$1,044,750
1,235,000	MEDNAX, Inc. 5.25%, 12/01/2023(3)	1,275,138
540,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(3)	573,075
6,610,000	Providence St Joseph Health Obligated Group 2.75%, 10/01/2026	6,243,740
	Tenet Healthcare Corp.
345,000	4.75%, 06/01/2020	350,175
6,135,000	5.00%, 03/01/2019(5)	6,035,306
315,000	6.25%, 11/01/2018	331,144
480,000	6.75%, 06/15/2023	453,600
3,055,000	8.13%, 04/01/2022	3,085,550
	UnitedHealth Group, Inc.
1,605,000	3.10%, 03/15/2026	1,579,956
9,750,000	4.63%, 07/15/2035	10,583,147
2,334,000	4.75%, 07/15/2045	2,559,240
1,981,000	6.88%, 02/15/2038	2,702,056
1,565,000	Wellcare Health Plans, Inc. 5.75%, 11/15/2020	1,613,906

		142,095,556

	Home Builders - 0.1%
1,950,000	Beazer Homes USA, Inc. 8.75%, 03/15/2022(3)	2,120,625
	KB Home
1,450,000	7.00%, 12/15/2021	1,562,375
1,095,000	7.50%, 09/15/2022	1,185,338
1,586,000	8.00%, 03/15/2020	1,762,442
2,720,000	Lennar Corp. 4.75%, 12/15/2017	2,760,800
3,170,000	M/I Homes, Inc. 6.75%, 01/15/2021	3,316,834

		12,708,414

	Household Products - 0.1%
2,105,000	Avon International Operations, Inc. 7.88%, 08/15/2022(3)	2,242,456
3,455,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	3,575,925

		5,818,381

	Household Products/Wares - 0.1%
	S.C. Johnson & Son, Inc.
2,520,000	4.00%, 05/15/2043(3)	2,431,429
1,840,000	4.75%, 10/15/2046(3)	1,987,881

		4,419,310

	Insurance - 0.8%
1,905,000	ACE Capital Trust II 9.70%, 04/01/2030	2,819,400
	American International Group, Inc.
4,725,000	3.88%, 01/15/2035	4,402,387
2,005,000	4.50%, 07/16/2044	1,934,592
2,680,000	4.70%, 07/10/2035	2,758,663
	Aon plc
4,775,000	3.50%, 06/14/2024	4,792,849
6,075,000	3.88%, 12/15/2025	6,212,089
2,300,000	4.25%, 12/12/2042	2,138,650
3,460,000	Berkshire Hathaway Finance Corp. 4.40%, 05/15/2042	3,632,090
3,715,000	Berkshire Hathaway, Inc. 3.13%, 03/15/2026	3,683,519
	Genworth Holdings, Inc.
185,000	4.80%, 02/15/2024	149,850
900,000	4.90%, 08/15/2023	738,000

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 580,000	7.20%, 02/15/2021	$536,500
325,000	7.63%, 09/24/2021	299,813
240,000	7.70%, 06/15/2020	230,400
	Marsh & McLennan Cos., Inc.
7,485,000	2.75%, 01/30/2022	7,478,473
2,105,000	3.75%, 03/14/2026	2,142,008
3,900,000	4.05%, 10/15/2023	4,101,817
1,535,000	4.35%, 01/30/2047	1,504,137
3,350,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(3)	5,146,220
2,010,000	MetLife, Inc. 4.60%, 05/13/2046	2,101,849
13,040,000	Metropolitan Life Global Funding I 1.75%, 12/19/2018(3)	13,030,207
700,000	MGIC Investment Corp. 5.75%, 08/15/2023	731,500
4,940,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(3)	7,650,766
3,000,000	Teachers Insurance & Annuity Association of America 6.85%, 12/16/2039(3)	3,915,792

		82,131,571

	Internet - 0.2%
	Amazon.com, Inc.
2,940,000	4.80%, 12/05/2034	3,264,438
5,535,000	4.95%, 12/05/2044	6,356,615
4,990,000	Netflix, Inc. 5.88%, 02/15/2025	5,414,150
	Zayo Group LLC / Zayo Capital, Inc.
1,955,000	6.00%, 04/01/2023	2,042,975
2,500,000	6.38%, 05/15/2025	2,645,325

		19,723,503

	Iron/Steel - 0.2%
	AK Steel Corp.
1,095,000	7.63%, 05/15/2020	1,116,900
1,375,000	7.63%, 10/01/2021	1,431,719
1,095,000	8.38%, 04/01/2022	1,136,063
1,035,000	ArcelorMittal 7.25%, 02/25/2022	1,166,963
965,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(3)	979,475
	Steel Dynamics, Inc.
665,000	5.13%, 10/01/2021	688,275
1,770,000	5.50%, 10/01/2024	1,878,412
	United States Steel Corp.
287,000	6.88%, 04/01/2021	292,381
1,060,000	7.38%, 04/01/2020	1,135,525
465,000	7.50%, 03/15/2022	480,117
2,540,000	8.38%, 07/01/2021(3)	2,819,400
1,910,000	Vale Overseas Ltd. 6.88%, 11/10/2039	1,964,912
1,420,000	Vale S.A. 5.63%, 09/11/2042	1,298,306

		16,388,448

	IT Services - 0.7%
	Apple, Inc.
5,000,000	2.85%, 02/23/2023	5,045,995
4,230,000	3.85%, 08/04/2046	3,931,459
3,990,000	4.38%, 05/13/2045	4,074,999
1,500,000	4.45%, 05/06/2044	1,543,065
4,085,000	4.65%, 02/23/2046	4,299,389
2,710,000	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, 12/15/2024(3)	3,052,138
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
3,375,000	3.48%, 06/01/2019(3)	3,444,437

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 4,465,000	4.42%, 06/15/2021(3)	$4,646,909
10,705,000	6.02%, 06/15/2026(3)	11,557,985
	Hewlett Packard Enterprise Co.
1,760,000	2.45%, 10/05/2017	1,769,034
4,000,000	2.85%, 10/05/2018	4,051,532
9,750,000	3.60%, 10/15/2020	10,008,824
2,950,000	4.90%, 10/15/2025	3,071,950
4,230,000	6.35%, 10/15/2045	4,476,228

		64,973,944

	Lodging - 0.1%
3,650,000	Boyd Gaming Corp. 6.38%, 04/01/2026(3)	3,914,625
1,745,000	FelCor Lodging L.P. 6.00%, 06/01/2025	1,836,613
2,995,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(3)	3,062,387

		8,813,625

	Machinery - Construction & Mining - 0.0%
1,500,000	Caterpillar, Inc. 3.80%, 08/15/2042	1,452,075

	Machinery-Diversified - 0.0%
2,780,000	Cloud Crane LLC 10.13%, 08/01/2024(3)	3,058,000
760,000	Gardner Denver, Inc. 6.88%, 08/15/2021(3)	758,100

		3,816,100

	Media - 2.7%
	21st Century Fox America, Inc.
10,470,000	3.38%, 11/15/2026(3)	10,193,205
7,290,000	4.95%, 10/15/2045	7,363,993
850,000	6.15%, 02/15/2041	999,819
1,865,000	6.40%, 12/15/2035	2,254,129
2,450,000	6.90%, 03/01/2019	2,684,007
	CBS Corp.
2,980,000	2.90%, 01/15/2027	2,734,823
2,815,000	4.90%, 08/15/2044	2,852,459
1,130,000	CBS Radio, Inc. 7.25%, 11/01/2024(3)	1,177,313
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,695,000	5.13%, 05/01/2023(3)	1,758,562
1,600,000	5.25%, 09/30/2022	1,656,352
3,870,000	5.75%, 09/01/2023	4,053,825
205,000	5.75%, 01/15/2024	215,250
860,000	5.75%, 02/15/2026(3)	911,332
7,490,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(3)	7,584,575
	Charter Communications Operating LLC / Charter Communications
5,455,000	3.58%, 07/23/2020	5,588,429
6,075,000	4.46%, 07/23/2022	6,351,625
7,335,000	6.38%, 10/23/2035	8,270,594
	Charter Communications Operating LLC / Charter Communications Operating Capital
3,505,000	4.91%, 07/23/2025	3,685,543
11,148,000	6.48%, 10/23/2045	12,672,467
960,000	Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	962,400
	Comcast Corp.
7,060,000	3.15%, 03/01/2026	6,906,918
5,965,000	3.20%, 07/15/2036	5,241,463
2,425,000	3.40%, 07/15/2046	2,049,911
4,975,000	4.25%, 01/15/2033	5,068,406
10,150,000	4.60%, 08/15/2045	10,411,911
2,725,000	4.75%, 03/01/2044	2,890,487
975,000	5.65%, 06/15/2035	1,140,698
1,980,000	6.45%, 03/15/2037	2,513,436

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 4,200,000	6.95%, 08/15/2037	$5,600,553
510,000	7.05%, 03/15/2033	678,089
	Cox Communications, Inc.
1,485,000	2.95%, 06/30/2023(3)	1,407,409
12,735,000	4.50%, 06/30/2043(3)	10,706,913
4,145,000	4.70%, 12/15/2042(3)	3,576,534
7,875,000	4.80%, 02/01/2035(3)	7,260,144
2,604,000	6.45%, 12/01/2036(3)	2,687,870
1,275,000	8.38%, 03/01/2039(3)	1,586,517
	CSC Holdings LLC
2,310,000	5.25%, 06/01/2024	2,321,550
2,860,000	10.13%, 01/15/2023(3)	3,315,827
1,050,000	10.88%, 10/15/2025(3)	1,249,500
	DISH DBS Corp.
2,840,000	5.00%, 03/15/2023	2,793,850
1,825,000	5.88%, 07/15/2022	1,897,087
455,000	5.88%, 11/15/2024	460,119
3,620,000	6.75%, 06/01/2021	3,889,256
1,260,000	7.88%, 09/01/2019	1,387,575
	Gray Television, Inc.
880,000	5.13%, 10/15/2024(3)	864,600
630,000	5.88%, 07/15/2026(3)	626,062
205,000	Grupo Televisa S.A.B. 5.00%, 05/13/2045	175,341
3,740,000	Liberty Interactive LLC 8.25%, 02/01/2030	3,927,000
1,350,000	NBC Universal Media LLC 5.95%, 04/01/2041	1,648,292
600,000	NBCUniversal Enterprise, Inc. 5.25%, 12/31/2049(3)(8)	628,500
335,000	Quebecor Media, Inc. 5.75%, 01/15/2023	350,912
3,485,000	SFR Group S.A. 7.38%, 05/01/2026(3)	3,576,481
	Sinclair Television Group, Inc.
570,000	5.13%, 02/15/2027(3)	536,869
675,000	5.88%, 03/15/2026(3)	676,687
2,205,000	6.13%, 10/01/2022	2,305,614
4,555,000	Sky plc 3.13%, 11/26/2022(3)	4,532,949
	TEGNA, Inc.
2,305,000	4.88%, 09/15/2021(3)	2,362,625
1,285,000	5.50%, 09/15/2024(3)	1,301,866
2,610,000	6.38%, 10/15/2023	2,760,075
	Time Warner Cable, Inc.
540,000	4.00%, 09/01/2021	558,405
1,875,000	4.50%, 09/15/2042	1,684,498
1,300,000	5.50%, 09/01/2041	1,320,439
10,340,000	5.88%, 11/15/2040	11,115,593
14,780,000	6.75%, 07/01/2018	15,733,665
2,825,000	6.75%, 06/15/2039	3,305,357
2,450,000	8.25%, 04/01/2019	2,744,936
535,000	8.75%, 02/14/2019	597,127
1,565,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	2,053,681
	Time Warner, Inc.
3,625,000	2.95%, 07/15/2026	3,346,629
7,145,000	5.35%, 12/15/2043	7,516,890
1,985,000	6.10%, 07/15/2040	2,289,868
3,225,000	Tribune Media Co. 5.88%, 07/15/2022	3,257,250
2,570,000	Viacom, Inc. 3.45%, 10/04/2026	2,385,523
	Videotron Ltd.
1,320,000	5.00%, 07/15/2022	1,372,800
2,340,000	5.38%, 06/15/2024(3)	2,445,300

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 3,075,000	Virgin Media Secured Finance plc 5.50%, 08/15/2026(3)	$3,121,125

		262,135,684

	Metal Fabricate/Hardware - 0.0%
	Novelis Corp.
1,045,000	5.88%, 09/30/2026(3)	1,060,675
1,880,000	6.25%, 08/15/2024(3)	1,978,700

		3,039,375

	Mining - 0.3%
	Anglo American Capital plc
320,000	3.63%, 05/14/2020(3)	322,400
580,000	4.13%, 04/15/2021(3)	588,700
535,000	4.13%, 09/27/2022(3)	539,762
480,000	4.88%, 05/14/2025(3)	486,000
871,000	9.38%, 04/08/2019(3)	989,674
2,365,000	Barrick North America Finance LLC 5.75%, 05/01/2043	2,643,805
1,825,000	BHP Billiton Finance USA Ltd. 5.00%, 09/30/2043	2,038,737
2,520,000	Constellium N.V. 7.88%, 04/01/2021(3)	2,705,850
7,000,000	Goldcorp, Inc. 3.63%, 06/09/2021	7,178,598
1,940,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	2,032,150
155,000	New Gold, Inc. 6.25%, 11/15/2022(3)	155,388
205,000	Newmont Mining Corp. 4.88%, 03/15/2042	202,314
	Rio Tinto Finance USA Ltd.
554,000	2.88%, 08/21/2022	557,836
905,000	3.75%, 06/15/2025	938,528
1,090,000	Southern Copper Corp. 5.88%, 04/23/2045	1,110,817
	Teck Resources Ltd.
715,000	8.00%, 06/01/2021(3)	788,287
1,480,000	8.50%, 06/01/2024(3)	1,722,350

		25,001,196

	Miscellaneous Manufacturing - 0.2%
4,000,000	Bombardier, Inc. 6.13%, 01/15/2023(3)	3,910,000
	General Electric Co.
4,795,000	4.13%, 10/09/2042	4,886,546
8,310,000	4.50%, 03/11/2044	8,904,248
5,380,000	Siemens Financieringsmaatschappij N.V. 2.35%, 10/15/2026(3)	4,967,074

		22,667,868

	Office/Business Equipment - 0.1%
	CDW LLC / CDW Finance Corp.
1,495,000	5.00%, 09/01/2023	1,524,900
2,740,000	6.00%, 08/15/2022	2,890,700

		4,415,600

	Oil & Gas - 4.1%
	Anadarko Petroleum Corp.
1,875,000	3.45%, 07/15/2024	1,848,780
1,250,000	4.50%, 07/15/2044	1,206,391
9,480,000	4.85%, 03/15/2021	10,190,479
1,300,000	6.45%, 09/15/2036	1,565,526
5,185,000	6.60%, 03/15/2046	6,497,116
2,275,000	6.95%, 06/15/2019	2,523,910
2,110,000	8.70%, 03/15/2019	2,399,213
	Antero Resources Corp.
340,000	5.38%, 11/01/2021	348,925

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 875,000	5.63%, 06/01/2023	$892,500
880,000	Apache Corp. 3.63%, 02/01/2021	913,624
3,865,000	BG Energy Capital plc 4.00%, 10/15/2021(3)	4,101,820
3,380,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(3)	3,464,500
	BP Capital Markets plc
4,510,000	2.11%, 09/16/2021	4,424,959
3,670,000	2.75%, 05/10/2023	3,617,350
11,505,000	3.06%, 03/17/2022	11,642,427
9,110,000	3.22%, 11/28/2023	9,159,249
4,915,000	3.25%, 05/06/2022	5,021,233
2,840,000	3.81%, 02/10/2024	2,943,632
1,730,000	3.99%, 09/26/2023	1,822,612
6,540,000	California Resources Corp. 8.00%, 12/15/2022(3)	5,820,600
600,000	Callon Petroleum Co. 6.13%, 10/01/2024(3)	635,250
	Canadian Natural Resources Ltd.
6,860,000	3.45%, 11/15/2021	6,993,928
4,324,000	3.80%, 04/15/2024	4,336,873
4,626,000	3.90%, 02/01/2025	4,657,138
2,385,000	6.25%, 03/15/2038	2,770,142
	Cenovus Energy, Inc.
9,005,000	3.80%, 09/15/2023	8,958,039
1,902,000	5.70%, 10/15/2019	2,054,647
	Concho Resources, Inc.
1,290,000	5.50%, 10/01/2022	1,339,987
1,415,000	5.50%, 04/01/2023	1,468,062
	ConocoPhillips Co.
1,085,000	1.50%, 05/15/2018	1,081,400
1,500,000	4.30%, 11/15/2044	1,477,213
840,000	4.95%, 03/15/2026	922,714
2,895,000	5.95%, 03/15/2046	3,553,746
135,000	6.50%, 02/01/2039	170,202
	Continental Resources, Inc.
585,000	3.80%, 06/01/2024	546,244
391,000	4.50%, 04/15/2023	386,113
3,565,000	4.90%, 06/01/2044	3,137,200
1,489,000	5.00%, 09/15/2022	1,518,780
4,010,000	Denbury Resources, Inc. 9.00%, 05/15/2021(3)	4,380,925
	Devon Energy Corp.
10,875,000	3.25%, 05/15/2022	10,912,269
565,000	5.00%, 06/15/2045	566,558
3,695,000	5.60%, 07/15/2041	3,915,540
3,060,000	5.85%, 12/15/2025	3,510,857
444,000	7.95%, 04/15/2032	572,201
1,085,000	Devon Financing Corp. LLC 7.88%, 09/30/2031	1,392,965
341,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(3)	340,574
1,695,000	Ecopetrol S.A. 5.88%, 09/18/2023	1,809,412
	EnCana Corp.
16,865,000	3.90%, 11/15/2021	17,228,846
4,015,000	6.50%, 05/15/2019	4,361,294
2,830,000	6.50%, 08/15/2034	3,178,203
1,635,000	6.50%, 02/01/2038	1,810,746
	Encana Corp.
4,715,000	6.63%, 08/15/2037	5,298,076
575,000	7.20%, 11/01/2031	667,236
2,055,000	Energen Corp. 4.63%, 09/01/2021	2,042,156

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 2,600,000	Ensco plc 5.75%, 10/01/2044	$2,086,500
	EOG Resources, Inc.
3,075,000	3.90%, 04/01/2035	2,968,974
7,175,000	4.15%, 01/15/2026	7,509,391
	Exxon Mobil Corp.
4,860,000	2.22%, 03/01/2021	4,865,448
1,655,000	3.04%, 03/01/2026	1,640,251
1,505,000	4.11%, 03/01/2046	1,533,285
	Gazprom OAO Via Gaz Capital S.A.
495,000	3.85%, 02/06/2020(7)	504,455
1,625,000	9.25%, 04/23/2019(7)	1,843,432
	Hess Corp.
1,850,000	3.50%, 07/15/2024	1,787,315
6,830,000	4.30%, 04/01/2027	6,841,345
5,270,000	5.60%, 02/15/2041	5,450,260
3,130,000	5.80%, 04/01/2047	3,332,664
3,835,000	6.00%, 01/15/2040	4,045,818
1,325,000	7.30%, 08/15/2031	1,580,088
700,000	7.88%, 10/01/2029	860,191
3,470,000	Kerr-McGee Corp. 6.95%, 07/01/2024	4,156,869
	Laredo Petroleum, Inc.
2,365,000	5.63%, 01/15/2022	2,400,475
1,290,000	6.25%, 03/15/2023	1,349,662
1,540,000	7.38%, 05/01/2022	1,603,525
1,150,000	Lukoil International Finance B.V. 4.75%, 11/02/2026(3)	1,151,529
	Marathon Oil Corp.
11,540,000	2.80%, 11/01/2022	11,148,125
7,610,000	5.20%, 06/01/2045	7,441,340
3,240,000	5.90%, 03/15/2018	3,373,436
	Matador Resources Co.
2,055,000	6.88%, 04/15/2023	2,168,025
710,000	6.88%, 04/15/2023(3)	749,050
	MEG Energy Corp.
3,320,000	6.38%, 01/30/2023(3)	3,087,600
1,210,000	6.50%, 01/15/2025(3)	1,222,100
1,995,000	7.00%, 03/31/2024(3)	1,875,300
5,825,000	Noble Energy, Inc. 5.25%, 11/15/2043	6,060,679
	Noble Holding International Ltd.
2,060,000	6.20%, 08/01/2040	1,606,800
2,200,000	7.75%, 01/15/2024	2,186,250
675,000	PDC Energy, Inc. 6.13%, 09/15/2024(3)	705,375
	Petrobras Global Finance B.V.
305,000	5.38%, 01/27/2021	306,998
695,000	6.13%, 01/17/2022	716,892
2,105,000	6.75%, 01/27/2041	1,874,081
125,000	6.88%, 01/20/2040	111,316
795,000	7.38%, 01/17/2027	825,369
655,000	8.38%, 05/23/2021	730,325
510,000	8.75%, 05/23/2026	574,464
	Petroleos de Venezuela S.A.
645,000	5.50%, 04/12/2037(7)	245,100
2,300,000	6.00%, 11/15/2026(7)	873,195
210,000	8.50%, 10/27/2020(3)	162,750
	Petroleos Mexicanos
435,000	3.04%, 07/18/2018(4)	440,003
571,000	5.38%, 03/13/2022(3)	582,106
897,000	5.50%, 01/21/2021	932,701
1,620,000	5.63%, 01/23/2046	1,351,485
3,200,000	6.50%, 03/13/2027(3)	3,291,040
2,009,000	6.75%, 09/21/2047	1,895,893
	Pioneer Natural Resources Co.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 3,580,000	3.45%, 01/15/2021	$3,673,062
1,140,000	3.95%, 07/15/2022	1,183,627
1,640,000	6.88%, 05/01/2018	1,737,252
	QEP Resources, Inc.
4,015,000	5.25%, 05/01/2023	3,994,925
205,000	5.38%, 10/01/2022	207,050
230,000	6.80%, 03/01/2020	241,500
	Rice Energy, Inc.
1,235,000	6.25%, 05/01/2022	1,281,312
510,000	7.25%, 05/01/2023	546,975
1,460,000	Rowan Cos., Inc. 5.85%, 01/15/2044	1,204,500
1,725,000	RSP Permian, Inc. 6.63%, 10/01/2022	1,822,031
	Shell International Finance B.V.
9,250,000	2.50%, 09/12/2026	8,607,856
4,820,000	2.88%, 05/10/2026	4,625,585
5,840,000	4.38%, 05/11/2045	5,937,540
3,250,000	4.55%, 08/12/2043	3,371,563
	SM Energy Co.
2,590,000	5.00%, 01/15/2024	2,466,975
25,000	5.63%, 06/01/2025	24,375
355,000	6.13%, 11/15/2022	366,538
170,000	6.50%, 11/15/2021	175,313
395,000	6.75%, 09/15/2026	410,800
	Statoil ASA
7,305,000	2.65%, 01/15/2024	7,169,755
1,095,000	2.75%, 11/10/2021	1,105,465
1,315,000	3.95%, 05/15/2043	1,270,712
1,080,000	4.25%, 11/23/2041	1,091,749
455,000	5.10%, 08/17/2040	512,735
1,520,000	Suncor Energy, Inc. 6.10%, 06/01/2018	1,604,675
5,215,000	Tesoro Corp. 4.75%, 12/15/2023(3)	5,358,412
500,000	Tosco Corp. 8.13%, 02/15/2030	686,209
5,065,000	Total Capital International S.A. 2.88%, 02/17/2022	5,142,859
	Transocean, Inc.
675,000	6.80%, 03/15/2038	543,375
200,000	7.50%, 04/15/2031	177,375
795,000	9.10%, 12/15/2041	767,175
	Tullow Oil plc
2,140,000	6.00%, 11/01/2020(3)	2,027,650
3,181,000	6.25%, 04/15/2022(3)	2,942,425
	Valero Energy Corp.
9,908,000	3.40%, 09/15/2026	9,511,383
7,005,000	4.90%, 03/15/2045	6,931,483
1,015,000	6.63%, 06/15/2037	1,200,657
	WPX Energy, Inc.
3,370,000	5.25%, 09/15/2024	3,318,405
3,305,000	6.00%, 01/15/2022	3,437,200
1,240,000	8.25%, 08/01/2023	1,410,500
	YPF S.A.
355,000	8.50%, 07/28/2025(7)	373,570
1,405,000	8.75%, 04/04/2024(3)	1,517,681

		402,429,886

	Oil & Gas Services - 0.1%
2,565,000	Halliburton Co. 3.80%, 11/15/2025	2,608,910
	Weatherford International Ltd.
445,000	5.95%, 04/15/2042	348,075
1,180,000	6.50%, 08/01/2036	1,000,050

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 445,000	7.00%, 03/15/2038	$384,925

		4,341,960

	Packaging & Containers - 0.3%
2,940,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(3)(6)	2,987,775
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
2,975,000	6.00%, 06/30/2021(3)	3,064,250
1,125,000	6.75%, 01/31/2021(3)	1,162,969
570,000	7.25%, 05/15/2024(3)	610,613
EUR 535,000	Ball Corp. 4.38%, 12/15/2023	646,114
$ 3,580,000	Berry Plastics Corp. 6.00%, 10/15/2022	3,790,325
3,305,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(3)	3,359,946
	Owens-Brockway Glass Container, Inc.
1,610,000	5.88%, 08/15/2023(3)	1,694,525
1,815,000	6.38%, 08/15/2025(3)	1,930,706
527,126	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 8.25%, 02/15/2021	542,676
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
3,240,000	5.13%, 07/15/2023(3)	3,313,548
1,155,000	7.00%, 07/15/2024(3)	1,230,652

		24,334,099

	Pharmaceuticals - 1.8%
4,245,000	Abbott Laboratories 2.55%, 03/15/2022	4,136,965
8,000,000	AbbVie, Inc. 3.20%, 05/14/2026	7,581,512
	Actavis Funding SCS
6,480,000	3.00%, 03/12/2020	6,581,101
4,235,000	3.45%, 03/15/2022	4,286,527
4,370,000	3.80%, 03/15/2025	4,362,090
3,825,000	3.85%, 06/15/2024	3,848,814
2,845,000	4.55%, 03/15/2035	2,805,022
4,130,000	4.75%, 03/15/2045	4,072,820
	AstraZeneca plc
2,800,000	2.38%, 11/16/2020	2,813,476
5,000,000	3.38%, 11/16/2025	4,963,120
1,310,000	Baxalta, Inc. 3.60%, 06/23/2022	1,328,483
6,420,000	Bayer US Finance LLC 3.00%, 10/08/2021(3)	6,459,547
4,505,000	Cardinal Health, Inc. 3.50%, 11/15/2024	4,558,118
	EMD Finance LLC
3,265,000	2.95%, 03/19/2022(3)	3,255,662
7,025,000	3.25%, 03/19/2025(3)	6,875,866
	Endo Finance LLC
3,555,000	6.00%, 07/15/2023(3)	3,030,637
4,905,000	6.00%, 02/01/2025(3)	3,991,444
4,540,000	Express Scripts Holding Co. 3.00%, 07/15/2023	4,371,884
4,040,000	Merck & Co., Inc. 3.70%, 02/10/2045	3,826,769
	Mylan N.V.
4,325,000	3.00%, 12/15/2018(9)	4,359,674
13,000,000	3.15%, 06/15/2021(9)	12,827,893
2,655,000	3.75%, 12/15/2020(9)	2,687,540
745,000	5.25%, 06/15/2046(9)	700,211
	Mylan, Inc.
1,548,000	2.55%, 03/28/2019	1,548,588
5,000,000	3.13%, 01/15/2023(3)	4,771,065
1,360,000	5.40%, 11/29/2043	1,305,350

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 2,430,000	Perrigo Finance Unlimited Co. 3.90%, 12/15/2024	$2,376,623
	Pfizer, Inc.
4,525,000	3.00%, 12/15/2026	4,446,152
4,525,000	4.00%, 12/15/2036	4,566,847
1,000,000	4.30%, 06/15/2043	1,045,032
1,450,000	7.20%, 03/15/2039	2,090,582
1,869,000	PRA Holdings, Inc. 9.50%, 10/01/2023(3)	2,074,590
3,260,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(3)	3,296,675
16,415,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	15,939,737
	Teva Pharmaceutical Finance Netherlands III B.V.
7,180,000	1.70%, 07/19/2019	7,051,234
9,755,000	2.20%, 07/21/2021	9,293,676
	Valeant Pharmaceuticals International, Inc.
3,390,000	5.50%, 03/01/2023(3)	2,567,925
8,325,000	5.88%, 05/15/2023(3)	6,337,406
1,970,000	6.13%, 04/15/2025(3)	1,475,038
740,000	Vizient, Inc. 10.38%, 03/01/2024(3)	841,750

		174,753,445

	Pipelines - 1.3%
	Energy Transfer Equity L.P.
3,685,000	5.50%, 06/01/2027	3,813,975
425,000	7.50%, 10/15/2020	477,063
	Energy Transfer Partners L.P.
3,655,000	3.60%, 02/01/2023	3,662,730
2,275,000	4.90%, 03/15/2035	2,189,640
4,650,000	5.15%, 03/15/2045	4,515,675
5,305,000	5.20%, 02/01/2022	5,725,076
940,000	6.05%, 06/01/2041	1,001,140
1,165,000	6.63%, 10/15/2036	1,318,667
2,000,000	6.70%, 07/01/2018	2,128,588
680,000	7.50%, 07/01/2038	818,547
	Enterprise Products Operating LLC
6,780,000	3.95%, 02/15/2027	6,913,498
730,000	4.45%, 02/15/2043	700,318
1,516,000	4.85%, 08/15/2042	1,530,267
3,310,000	4.85%, 03/15/2044	3,374,747
809,000	4.90%, 05/15/2046	834,028
1,025,000	5.10%, 02/15/2045	1,081,346
1,300,000	5.95%, 02/01/2041	1,497,012
565,000	6.30%, 09/15/2017	581,662
	Kinder Morgan Energy Partners L.P.
3,725,000	3.50%, 09/01/2023	3,712,518
960,000	5.30%, 09/15/2020	1,045,197
3,155,000	5.80%, 03/15/2035	3,397,468
	Kinder Morgan, Inc.
1,729,000	5.00%, 02/15/2021(3)	1,860,290
7,915,000	5.05%, 02/15/2046	7,866,758
380,000	5.30%, 12/01/2034	389,723
2,615,000	5.55%, 06/01/2045	2,756,315
	Magellan Midstream Partners L.P.
1,010,000	4.25%, 09/15/2046	951,611
2,255,000	5.00%, 03/01/2026	2,477,302
7,020,000	Phillips 66 Partners L.P. 3.55%, 10/01/2026	6,818,049
	Plains All American Pipeline L.P. / PAA Finance Corp.
2,190,000	2.60%, 12/15/2019	2,192,659
2,420,000	3.60%, 11/01/2024	2,329,265
4,060,000	4.50%, 12/15/2026	4,108,525
2,325,000	4.90%, 02/15/2045	2,169,974

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 6,405,000	Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.00%, 10/01/2022	$6,891,626
384,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(3)	414,958
	Spectra Energy Partners L.P.
6,450,000	3.38%, 10/15/2026	6,193,187
705,000	4.50%, 03/15/2045	675,116
	Sunoco Logistics Partners Operations L.P.
1,840,000	3.90%, 07/15/2026	1,799,032
1,890,000	4.25%, 04/01/2024	1,909,076
2,100,000	5.30%, 04/01/2044	2,108,112
845,000	5.35%, 05/15/2045	852,130
1,590,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	1,737,075
	TransCanada PipeLines Ltd.
485,000	4.88%, 01/15/2026	539,350
1,080,000	6.20%, 10/15/2037	1,364,089
4,350,000	Valero Energy Partners L.P. 4.38%, 12/15/2026	4,402,491
	Williams Partners L.P.
1,165,000	3.60%, 03/15/2022	1,183,669
5,435,000	4.00%, 11/15/2021	5,595,811
2,015,000	4.13%, 11/15/2020	2,106,681
1,160,000	4.30%, 03/04/2024	1,194,746
5,155,000	4.50%, 11/15/2023	5,421,137
1,300,000	5.10%, 09/15/2045	1,298,502
970,000	5.40%, 03/04/2044	997,196

		130,923,617

	Real Estate Investment Trusts - 0.9%
	American Tower Corp.
20,485,000	2.25%, 01/15/2022	19,632,701
5,881,000	3.30%, 02/15/2021	5,948,390
2,610,000	5.00%, 02/15/2024	2,798,502
	Brandywine Operating Partnership L.P.
3,325,000	3.95%, 02/15/2023	3,306,849
1,100,000	4.95%, 04/15/2018	1,134,070
	Crown Castle International Corp.
625,000	3.40%, 02/15/2021	633,869
2,325,000	3.70%, 06/15/2026	2,265,448
	DDR Corp.
6,925,000	3.50%, 01/15/2021	7,026,022
3,385,000	3.63%, 02/01/2025	3,275,465
4,240,000	4.25%, 02/01/2026	4,269,527
5,250,000	Duke Realty L.P. 3.88%, 02/15/2021	5,466,468
1,385,000	Equinix, Inc. 5.88%, 01/15/2026	1,471,563
9,015,000	ERP Operating L.P. 2.85%, 11/01/2026	8,468,862
6,750,000	HCP, Inc. 4.00%, 12/01/2022	6,963,077
	Kimco Realty Corp.
880,000	3.40%, 11/01/2022	893,663
2,075,000	4.25%, 04/01/2045	1,981,316
3,740,000	National Retail Properties, Inc. 4.00%, 11/15/2025	3,807,537
2,676,000	Realty Income Corp. 3.25%, 10/15/2022	2,702,021
3,975,000	Ventas Realty L.P. / Ventas Capital Corp. 3.25%, 08/15/2022	4,010,501

		86,055,851

	Retail - 1.4%
4,115,000	AutoNation, Inc. 3.35%, 01/15/2021	4,156,780
	AutoZone, Inc.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 3,281,000	2.50%, 04/15/2021	$3,245,559
8,450,000	3.25%, 04/15/2025	8,244,614
1,823,000	3.70%, 04/15/2022	1,884,293
2,930,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	3,061,850
	CVS Health Corp.
1,730,000	2.75%, 12/01/2022	1,709,134
5,000,000	2.88%, 06/01/2026	4,740,040
5,575,000	3.50%, 07/20/2022	5,728,469
9,617,000	3.88%, 07/20/2025	9,870,648
4,000,000	4.00%, 12/05/2023	4,199,356
7,705,000	5.13%, 07/20/2045	8,474,198
	CVS Pass-Through Trust
13,896	6.04%, 12/10/2028	15,670
30,359	6.94%, 01/10/2030	35,542
	Home Depot, Inc.
4,087,000	3.50%, 09/15/2056	3,530,731
7,230,000	4.25%, 04/01/2046	7,459,639
1,265,000	4.88%, 02/15/2044	1,412,300
2,050,000	5.88%, 12/16/2036	2,560,290
2,920,000	L Brands, Inc. 6.88%, 11/01/2035	2,847,000
	Lowe’s Cos., Inc.
9,595,000	2.50%, 04/15/2026	9,055,886
7,440,000	3.70%, 04/15/2046	6,856,153
5,515,000	McDonald’s Corp. 3.70%, 01/30/2026	5,593,528
1,830,000	O’Reilly Automotive Inc. 3.55%, 03/15/2026	1,811,998
2,240,000	Party City Holdings, Inc. 6.13%, 08/15/2023(3)	2,284,800
	Wal-Mart Stores, Inc.
6,500,000	4.00%, 04/11/2043	6,433,395
6,170,000	4.30%, 04/22/2044	6,366,385
5,945,000	4.75%, 10/02/2043	6,579,010
1,000,000	5.00%, 10/25/2040	1,128,798
2,000,000	6.20%, 04/15/2038	2,575,228
2,800,000	6.50%, 08/15/2037	3,731,213
	Walgreens Boots Alliance, Inc.
4,190,000	2.60%, 06/01/2021	4,180,141
8,990,000	3.45%, 06/01/2026	8,764,747

		138,537,395

	Semiconductors - 0.6%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
15,500,000	3.00%, 01/15/2022(3)	15,432,652
7,435,000	3.63%, 01/15/2024(3)	7,444,420
11,420,000	3.88%, 01/15/2027(3)	11,332,911
2,710,000	Entegris, Inc. 6.00%, 04/01/2022(3)	2,831,950
	Intel Corp.
2,150,000	4.10%, 05/19/2046	2,129,878
3,630,000	4.90%, 07/29/2045	4,042,016
2,355,000	Lam Research Corp. 2.80%, 06/15/2021	2,354,261
3,165,000	Micron Technology, Inc. 5.50%, 02/01/2025	3,180,825
	NXP B.V. / NXP Funding LLC
3,375,000	3.88%, 09/01/2022(3)	3,429,844
1,705,000	4.13%, 06/15/2020(3)	1,764,675
	Sensata Technologies B.V.
1,440,000	5.00%, 10/01/2025(3)	1,439,280
1,475,000	5.63%, 11/01/2024(3)	1,547,821

		56,930,533

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Software - 1.3%
$ 1,876,000	Camelot Finance S.A. 7.88%, 10/15/2024(3)	$1,983,870
	Change Healthcare Holdings, Inc.
1,295,000	6.00%, 02/15/2021(3)	1,369,462
1,621,000	11.00%, 12/31/2019	1,669,630
	Fidelity National Information Services, Inc.
2,755,000	2.25%, 08/15/2021	2,695,478
12,215,000	3.00%, 08/15/2026	11,494,816
5,390,000	4.50%, 08/15/2046	5,193,896
	First Data Corp.
4,490,000	5.38%, 08/15/2023(3)	4,624,700
2,910,000	5.75%, 01/15/2024(3)	3,000,937
85,000	6.75%, 11/01/2020(3)	87,869
2,180,000	7.00%, 12/01/2023(3)	2,311,890
510,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(3)(6)	524,025
	Infor US, Inc.
155,000	5.75%, 08/15/2020(3)	161,200
3,650,000	6.50%, 05/15/2022	3,745,812
	Microsoft Corp.
3,915,000	1.55%, 08/08/2021	3,789,614
4,760,000	2.40%, 08/08/2026	4,441,485
7,375,000	2.65%, 11/03/2022	7,382,183
1,690,000	2.88%, 02/06/2024(9)	1,685,890
5,575,000	3.13%, 11/03/2025	5,565,233
10,115,000	3.30%, 02/06/2027	10,117,397
3,805,000	3.50%, 02/12/2035	3,582,583
7,750,000	3.70%, 08/08/2046	7,090,049
1,980,000	3.75%, 02/12/2045	1,844,713
6,750,000	3.95%, 08/08/2056	6,195,535
3,065,000	4.10%, 02/06/2037	3,101,991
5,190,000	4.25%, 02/06/2047(9)	5,214,715
3,490,000	4.45%, 11/03/2045	3,603,910
1,210,000	4.75%, 11/03/2055	1,282,798
	MSCI, Inc.
1,445,000	5.25%, 11/15/2024(3)	1,497,742
270,000	5.75%, 08/15/2025(3)	286,033
	Oracle Corp.
4,505,000	1.90%, 09/15/2021	4,396,772
8,000,000	2.65%, 07/15/2026	7,519,296
2,100,000	3.85%, 07/15/2036	2,024,207
10,105,000	3.90%, 05/15/2035	9,938,419
790,000	RP Crown Parent LLC 7.38%, 10/15/2024(3)	829,500

		130,253,650

	Telecommunications - 1.8%
	Alcatel-Lucent USA, Inc.
6,665,000	6.45%, 03/15/2029	6,950,928
1,015,000	6.50%, 01/15/2028	1,055,600
	Altice Financing S.A.
1,625,000	6.50%, 01/15/2022(3)	1,694,063
1,715,000	6.63%, 02/15/2023(3)	1,796,463
3,280,000	7.50%, 05/15/2026(3)	3,460,400
	AT&T, Inc.
2,825,000	3.00%, 06/30/2022	2,784,851
18,120,000	3.60%, 02/17/2023	18,206,595
5,000,000	3.95%, 01/15/2025	4,944,040
3,615,000	4.13%, 02/17/2026	3,622,230
4,790,000	4.30%, 12/15/2042	4,219,995
1,725,000	4.50%, 05/15/2035	1,621,745
3,740,000	4.50%, 03/09/2048	3,264,635
1,735,000	4.55%, 03/09/2049	1,537,514
835,000	4.75%, 05/15/2046	762,703
7,600,000	4.80%, 06/15/2044	7,030,836

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 6,975,000	5.15%, 03/15/2042	$6,865,820
137,000	5.35%, 09/01/2040	137,375
2,360,000	Cisco Systems, Inc. 5.50%, 01/15/2040	2,880,201
1,250,000	Deutsche Telekom International Finance B.V. 8.75%, 06/15/2030	1,839,247
	Frontier Communications Corp.
985,000	10.50%, 09/15/2022	1,026,252
2,160,000	11.00%, 09/15/2025	2,184,300
	Level 3 Financing, Inc.
1,545,000	5.38%, 08/15/2022	1,595,213
490,000	5.63%, 02/01/2023	501,025
1,090,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,122,700
	Sprint Communications, Inc.
2,110,000	7.00%, 03/01/2020(3)	2,291,987
1,690,000	9.00%, 11/15/2018(3)	1,850,550
	Sprint Corp.
4,345,000	7.13%, 06/15/2024	4,540,525
3,180,000	7.25%, 09/15/2021	3,407,370
3,480,000	7.88%, 09/15/2023	3,801,900
11,635,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(3)	11,649,544
890,000	T-Mobile USA, Inc. 6.46%, 04/28/2019	903,795
2,875,000	Telefonica Emisiones SAU 7.05%, 06/20/2036	3,371,679
	Verizon Communications, Inc.
4,575,000	3.45%, 03/15/2021	4,691,791
10,400,000	3.50%, 11/01/2024	10,330,923
9,397,000	4.27%, 01/15/2036	8,748,043
9,917,000	4.52%, 09/15/2048	9,010,556
7,223,000	4.67%, 03/15/2055	6,468,196
13,198,000	4.86%, 08/21/2046	12,675,095
8,560,000	5.01%, 08/21/2054	8,083,054

		172,929,739

	Transportation - 0.7%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	8,774,589
1,415,000	Canadian Pacific Railway Co. 4.50%, 01/15/2022	1,521,940
	CSX Corp.
1,615,000	4.10%, 03/15/2044	1,547,957
1,000,000	4.75%, 05/30/2042	1,049,149
	FedEx Corp.
4,900,000	3.88%, 08/01/2042	4,413,249
895,000	4.10%, 02/01/2045	836,406
6,480,000	4.40%, 01/15/2047	6,373,022
1,640,000	4.55%, 04/01/2046	1,636,777
3,160,000	4.75%, 11/15/2045	3,258,456
4,355,000	Norfolk Southern Corp. 2.90%, 06/15/2026	4,192,450
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3,575,000	3.05%, 01/09/2020(3)	3,626,698
11,745,000	3.40%, 11/15/2026(3)	11,253,824
9,895,000	4.88%, 07/11/2022(3)	10,650,246
	Russian Railways via RZD Capital plc
EUR 800,000	4.60%, 03/06/2023(7)	965,073
$ 1,605,000	5.70%, 04/05/2022(7)	1,712,792
7,170,000	Ryder System, Inc. 2.25%, 09/01/2021	7,018,347
1,970,000	Union Pacific Corp. 4.38%, 11/15/2065	1,958,111

		70,789,086

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Trucking & Leasing - 0.0%
	Park Aerospace Holdings Ltd.
$ 1,660,000	5.25%, 08/15/2022(3)(9)	$1,701,500
1,205,000	5.50%, 02/15/2024(3)(9)	1,237,535

		2,939,035

	Total Corporate Bonds (cost $4,394,483,129)	4,419,148,767

Foreign Government Obligations - 4.3%
	Argentina - 0.4%
	Argentine Republic Government International Bond
EUR 8,585,000	2.26%, 12/31/2038(4)	5,444,659
$ 9,365,000	2.50%, 12/31/2038(4)	5,768,840
1,000,000	6.25%, 04/22/2019(3)	1,056,500
3,350,000	6.88%, 04/22/2021(3)	3,562,725
6,560,000	6.88%, 01/26/2027(3)	6,494,400
1,700,000	7.50%, 04/22/2026(3)	1,774,800
5,050,000	7.50%, 04/22/2026(7)	5,272,200
EUR 1,183,449	7.82%, 12/31/2033	1,283,790
$ 2,278,312	8.28%, 12/31/2033	2,329,574
	City of Buenos Aires Argentina
1,350,000	7.50%, 06/01/2027(3)	1,373,625
2,326,000	8.95%, 02/19/2021(3)	2,603,259
515,000	Province of Salta Argentina 9.13%, 07/07/2024(3)	544,613
	Provincia de Buenos Aires
1,065,000	7.88%, 06/15/2027(3)	1,060,953
840,000	9.13%, 03/16/2024(3)	915,600
745,000	9.95%, 06/09/2021(3)	836,263
425,000	Provincia de Cordoba 7.13%, 06/10/2021(3)	435,625
1,050,000	Provincia del Chubut Argentina 7.75%, 07/26/2026(3)	1,029,903

		41,787,329

	Azerbaijan - 0.0%
2,270,000	Republic of Azerbaijan International Bond 4.75%, 03/18/2024(7)	2,259,558
755,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(7)	815,868

		3,075,426

	Bahrain - 0.0%
1,135,000	Bahrain Government International Bond 7.00%, 10/12/2028(3)	1,163,323

	Brazil - 0.3%
	Brazil Minas SPE via State of Minas Gerais
1,195,000	5.33%, 02/15/2028(7)	1,174,088
335,000	5.33%, 02/15/2028(3)	329,138
BRL 4,180,683	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2050(11)	1,401,255
	Brazilian Government International Bond
$ 13,306,000	2.63%, 01/05/2023	12,108,460
2,395,000	4.25%, 01/07/2025	2,323,150
4,034,000	5.00%, 01/27/2045	3,449,070
594,000	5.63%, 02/21/2047	552,420
5,355,000	6.00%, 04/07/2026	5,737,882
540,000	7.13%, 01/20/2037	592,650
242,778	8.00%, 01/15/2018	252,950
3,684,000	8.25%, 01/20/2034	4,420,800

		32,341,863

	Bulgaria - 0.1%
	Bulgaria Government International Bond
EUR 3,895,000	2.95%, 09/03/2024(7)	4,582,515

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

EUR 4,325,000	3.13%, 03/26/2035(7)	$4,581,296

		9,163,811

	Cameroon - 0.0%
$ 2,290,000	Republic of Cameroon International Bond 9.50%, 11/19/2025(3)	2,466,284

	Colombia - 0.1%
	Colombia Government International Bond
2,750,000	3.88%, 04/25/2027	2,695,000
200,000	4.00%, 02/26/2024	203,300
2,320,000	5.00%, 06/15/2045	2,258,520
2,395,000	7.38%, 09/18/2037	2,969,800
COP 1,450,000,000	7.75%, 04/14/2021	519,448
10,000,000	9.85%, 06/28/2027	4,212
$85,000	10.38%, 01/28/2033	124,525

		8,774,805

	Croatia - 0.1%
	Croatia Government International Bond
EUR 1,470,000	3.00%, 03/11/2025(7)	1,581,187
680,000	3.88%, 05/30/2022(7)	790,949
$ 2,115,000	6.38%, 03/24/2021(7)	2,313,281
2,280,000	6.63%, 07/14/2020(7)	2,493,568

		7,178,985

	Dominican Republic - 0.1%
	Dominican Republic International Bond
1,840,000	5.50%, 01/27/2025(3)	1,827,065
2,780,000	5.88%, 04/18/2024(7)	2,851,390
595,000	6.60%, 01/28/2024(3)	636,650
143,000	6.85%, 01/27/2045(7)	140,615
1,020,000	6.88%, 01/29/2026(3)	1,088,391
1,812,000	7.45%, 04/30/2044(7)	1,911,660
360,000	7.50%, 05/06/2021(7)	396,000

		8,851,771

	Egypt - 0.0%
	Egypt Government International Bond
356,000	6.13%, 01/31/2022(3)	359,201
1,130,000	7.50%, 01/31/2027(3)	1,131,593
420,000	8.50%, 01/31/2047(3)	428,971

		1,919,765

	Ghana - 0.0%
	Ghana Government International Bond
1,170,000	8.13%, 01/18/2026(7)	1,141,698
841,000	9.25%, 09/15/2022(3)	888,499
850,000	10.75%, 10/14/2030(3)	1,001,725

		3,031,922

	Honduras - 0.0%
710,000	Honduras Government International Bond 6.25%, 01/19/2027(3)	705,030

	Hungary - 0.4%
	Hungary Government International Bond
7,746,000	5.38%, 02/21/2023	8,445,309
6,718,000	5.75%, 11/22/2023	7,500,512
4,189,000	6.25%, 01/29/2020	4,599,522
16,630,000	6.38%, 03/29/2021	18,619,946

		39,165,289

	Indonesia - 0.3%
	Indonesia Government International Bond
1,371,000	3.70%, 01/08/2022(3)	1,389,757
EUR 1,750,000	3.75%, 06/14/2028(3)	1,982,051
1,435,000	3.75%, 06/14/2028(7)	1,625,281
$ 1,700,000	4.75%, 01/08/2026(7)	1,779,818
645,000	5.13%, 01/15/2045(7)	647,614

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 600,000	5.25%, 01/08/2047(3)	$614,402
1,104,000	5.88%, 01/15/2024(7)	1,231,867
696,000	6.63%, 02/17/2037(7)	821,622
4,850,000	7.75%, 01/17/2038(7)	6,427,453
7,907,000	8.50%, 10/12/2035(7)	10,975,960

		27,495,825

	Israel - 0.0%
1,200,000	Israel Government International Bond 4.50%, 01/30/2043	1,215,600

	Ivory Coast - 0.1%
	Ivory Coast Government International Bond
3,015,000	5.38%, 07/23/2024(7)	2,852,642
6,312,180	5.75%, 12/31/2032(7)	5,844,952
2,005,000	6.38%, 03/03/2028(7)	1,950,705

		10,648,299

	Kazakhstan - 0.0%
1,385,000	Kazakhstan Government International Bond 5.13%, 07/21/2025(7)	1,486,587

	Mexico - 0.3%
	Mexico Government International Bond
EUR 1,465,000	3.00%, 03/06/2045	1,324,479
1,575,000	3.38%, 02/23/2031	1,692,969
$ 2,535,000	3.60%, 01/30/2025	2,465,288
2,174,000	4.00%, 10/02/2023	2,188,131
EUR 2,000,000	4.00%, 03/15/2115	1,738,426
$ 1,320,000	4.35%, 01/15/2047	1,140,216
11,538,000	4.75%, 03/08/2044	10,586,115
7,722,000	5.75%, 10/12/2110	7,174,742
374,000	6.05%, 01/11/2040	408,595

		28,718,961

	Mongolia - 0.0%
	Mongolia Government International Bond
425,000	4.13%, 01/05/2018(7)	411,749
1,355,000	10.88%, 04/06/2021(3)	1,429,064

		1,840,813

	Morocco - 0.0%
1,170,000	Morocco Government International Bond 4.25%, 12/11/2022(7)	1,201,005

	Panama - 0.1%
	Panama Government International Bond
553,000	3.75%, 03/16/2025	558,530
1,020,000	3.88%, 03/17/2028	1,016,940
1,424,000	8.88%, 09/30/2027	1,982,920
2,632,000	9.38%, 04/01/2029	3,770,340

		7,328,730

	Peru - 0.1%
	Peru Government Bond
PEN 3,325,000	5.20%, 09/12/2023	996,988
2,295,000	6.95%, 08/12/2031	733,011
$ 4,454,000	Peruvian Government International Bond 8.75%, 11/21/2033	6,603,055

		8,333,054

	Philippines - 0.1%
	Philippine Government International Bond
1,690,000	3.95%, 01/20/2040	1,696,731
280,000	6.38%, 01/15/2032	360,757
275,000	7.75%, 01/14/2031	389,383
275,000	9.50%, 02/02/2030	433,673

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 470,000	Power Sector Assets & Liabilities Management Corp. 7.39%, 12/02/2024(7)	$597,913

		3,478,457

	Qatar - 0.0%
1,295,000	Qatar Government International Bond 4.63%, 06/02/2046(3)	1,315,254

	Romania - 0.2%
	Romanian Government International Bond
EUR 170,000	2.75%, 10/29/2025(3)	191,597
1,650,000	2.75%, 10/29/2025(7)	1,859,618
525,000	2.88%, 05/26/2028(3)	573,912
5,620,000	3.63%, 04/24/2024(7)	6,779,636
430,000	3.88%, 10/29/2035(3)	475,901
7,227,000	3.88%, 10/29/2035(7)	7,998,456

		17,879,120

	Russia - 0.3%
	Russian Foreign Bond - Eurobond
$ 1,000,000	4.75%, 05/27/2026(7)	1,032,720
1,600,000	4.88%, 09/16/2023(7)	1,694,560
20,300,000	5.00%, 04/29/2020(7)	21,670,250
2,600,000	5.63%, 04/04/2042(7)	2,817,308
3,000,000	5.88%, 09/16/2043(7)	3,367,500
481,000	12.75%, 06/24/2028(7)	825,877

		31,408,215

	Saudi Arabia - 0.2%
	Saudi Government International Bond
7,040,000	2.38%, 10/26/2021(3)	6,856,960
2,285,000	3.25%, 10/26/2026(3)	2,180,758
11,655,000	4.50%, 10/26/2046(3)	11,401,084

		20,438,802

	South Africa - 0.0%
1,540,000	South Africa Government International Bond 4.30%, 10/12/2028	1,446,476

	Sri Lanka - 0.0%
	Sri Lanka Government International Bond
761,000	6.83%, 07/18/2026(3)	759,189
515,000	6.85%, 11/03/2025(7)	514,434

		1,273,623

	Turkey - 0.6%
	Turkey Government International Bond
2,525,000	3.25%, 03/23/2023	2,254,244
1,340,000	4.88%, 10/09/2026	1,248,719
4,180,000	4.88%, 04/16/2043	3,408,330
969,000	5.63%, 03/30/2021	997,295
17,570,000	5.75%, 03/22/2024	17,701,775
2,125,000	6.00%, 03/25/2027	2,142,434
8,605,000	6.00%, 01/14/2041	8,035,625
4,030,000	6.63%, 02/17/2045	4,062,401
2,680,000	6.75%, 04/03/2018	2,784,520
1,233,000	6.88%, 03/17/2036	1,276,155
2,780,000	7.00%, 03/11/2019	2,952,332
3,845,000	7.00%, 06/05/2020	4,144,910
3,552,000	7.38%, 02/05/2025	3,914,730

		54,923,470

	Ukraine - 0.2%
	Ukraine Government International Bond
1,414,000	0.00%, 05/31/2040(3)(4)	417,625
707,000	7.75%, 09/01/2019(3)	703,112
4,015,000	7.75%, 09/01/2019(7)	3,992,917
1,137,000	7.75%, 09/01/2020(3)	1,112,122
1,365,000	7.75%, 09/01/2020(7)	1,335,134

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,502,000	7.75%, 09/01/2021(3)	$1,451,683
1,120,000	7.75%, 09/01/2022(3)	1,070,160
550,000	7.75%, 09/01/2022(7)	525,525
620,000	7.75%, 09/01/2023(3)	586,607
1,025,000	7.75%, 09/01/2023(7)	969,793
1,395,000	7.75%, 09/01/2024(3)	1,305,251
620,000	7.75%, 09/01/2025(3)	576,650
300,000	7.75%, 09/01/2025(7)	279,024
620,000	7.75%, 09/01/2026(3)	573,500
510,000	7.75%, 09/01/2026(7)	471,750
1,602,000	7.75%, 09/01/2027(3)	1,475,955
2,980,000	7.75%, 09/01/2027(7)	2,745,534

		19,592,342

	Uruguay - 0.0%
	Uruguay Government International Bond
1,012,000	5.10%, 06/18/2050	944,196
812,000	7.63%, 03/21/2036	1,029,738
175,000	7.88%, 01/15/2033	223,650

		2,197,584

	Venezuela - 0.3%
	Venezuela Government International Bond
345,000	6.00%, 12/09/2020(7)	181,125
1,395,000	7.00%, 12/01/2018(7)	1,022,116
3,170,000	7.00%, 03/31/2038(7)	1,410,650
5,285,000	7.65%, 04/21/2025(7)	2,451,183
3,790,000	7.75%, 10/13/2019(7)	2,283,475
14,965,000	8.25%, 10/13/2024(7)	7,108,375
10,932,200	9.00%, 05/07/2023(7)	5,534,973
8,620,000	9.25%, 05/07/2028(7)	4,137,600

		24,129,497

	Total Foreign Government Obligations (cost $425,475,117)	425,977,317

Municipal Bonds - 0.4%
	Development - 0.2%
	State of California
725,000	7.30%, 10/01/2039	1,018,661
12,785,000	7.60%, 11/01/2040	19,007,204
550,000	7.63%, 03/01/2040	804,705

		20,830,570

	General - 0.0%
2,280,000	Chicago Transit Auth 6.90%, 12/01/2040	2,863,153

	General Obligation - 0.1%
2,795,000	California State, GO Taxable 7.55%, 04/01/2039	4,114,296
585,000	Illinois State, GO 5.67%, 03/01/2018	605,586

		4,719,882

	Transportation - 0.1%
	Port Auth of New York & New Jersey
1,850,000	4.46%, 10/01/2062	1,896,139
15,000	4.93%, 10/01/2051	16,788
900,000	4.96%, 08/01/2046	1,011,141
4,165,000	5.31%, 08/01/2046	4,502,323

		7,426,391

	Total Municipal Bonds (cost $34,772,755)	35,839,996

Senior Floating Rate Interests - 0.0%(12)
	Insurance - 0.0%
455,000	Asurion LLC 8.50%, 03/03/2021	461,256

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Internet - 0.0%
$ 1,046,851	Lands’ End, Inc. 4.25%, 04/04/2021	$789,064

	Machinery-Diversified - 0.0%
1,884,768	Gardner Denver, Inc. 4.56%, 07/30/2020	1,861,831

	Total Senior Floating Rate Interests (cost $3,367,313)	3,112,151

U.S. Government Securities - 0.2%
	U.S. Treasury Securities - 0.2%
	U.S. Treasury Bonds - 0.0%
500,000	3.00%, 11/15/2044	494,746
2,300,000	3.00%, 11/15/2045	2,271,878

		2,766,624

	U.S. Treasury Notes - 0.2%
3,375,000	1.63%, 12/31/2019	3,390,822
13,000,000	1.63%, 11/30/2020	12,958,868
520,000	2.25%, 11/15/2024	516,629
1,250,000	2.38%, 08/15/2024	1,256,006

		18,122,325

	Total U.S. Government Securities (cost $21,132,673)	20,888,949

Convertible Bonds - 0.1%
	Commercial Services - 0.0%
489,000	Cardtronics, Inc. 1.00%, 12/01/2020(9)	577,020

	Home Builders - 0.0%
180,000	M/I Homes, Inc. 3.00%, 03/01/2018	183,375

	Insurance - 0.0%
1,000,000	MGIC Investment Corp. 2.00%, 04/01/2020	1,535,000

	Internet - 0.1%
1,460,000	Zillow Group, Inc. 2.00%, 12/01/2021(3)	1,468,212
1,310,000	Priceline Group, Inc. 0.90%, 09/15/2021	1,413,163

		2,881,375

	Media - 0.0%
1,160,000	DISH Network Corp. 3.38%, 08/15/2026(3)	1,355,025
1,415,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(3)	1,437,109

		2,792,134

	Oil & Gas - 0.0%
196,000	PDC Energy, Inc. 1.13%, 09/15/2021	220,745
1,415,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	523,550

		744,295

	Semiconductors - 0.0%
1,060,000	Microchip Technology, Inc. 1.63%, 02/15/2025	1,435,638

	Total Convertible Bonds (cost $10,669,524)	10,148,837

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Total Long-Term Investments (cost $8,863,191,266)		9,497,091,310
Short-Term Investments - 3.0%
	Other Investment Pools & Funds - 3.0%
300,303,763	Morgan Stanley Institutional Liquidity Funds, Institutional Class		$300,303,763

	Total Short-Term Investments (cost $300,303,763)		300,303,763

	Total Investments (cost $9,163,495,029)^	99.4%	$9,797,395,073
	Other Assets and Liabilities	0.6%	54,646,705

	Total Net Assets	100.0%	$9,852,041,778

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$769,200,683
Unrealized Depreciation	(135,300,639)

Net Unrealized Appreciation	$633,900,044

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $4, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
10/2016	3,799,308	TCEH Corp.	$—
10/2016	1,750,000	Texas Competitive Electric Holdings Co. LLC	—

			$—

At January 31, 2017, the aggregate value of these securities was $4, which represents 0.0% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $787,449,527, which represents 8.0% of total net assets.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $187,229,700, which represents 1.9% of total net assets.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $38,253,023 at January 31, 2017.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2017.

Futures Contracts Outstanding at January 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	1,208	03/31/2017	$261,758,905	$261,890,626	$131,721
U.S. Treasury 5-Year Note Future	4,317	03/31/2017	508,635,856	508,832,651	196,795
U.S. Treasury Long Bond Future	840	03/22/2017	126,654,991	126,708,750	53,759

Total					$382,275

Short position contracts:
Euro BUXL 30-Year Bond Future	55	03/08/2017	$10,121,649	$9,927,080	$194,569
Euro-BOBL Future	45	03/08/2017	6,428,563	6,457,891	(29,328)
Euro-Bund Future	117	03/08/2017	20,412,174	20,477,258	(65,084)
U.S. Treasury 10-Year Note Future	5,699	03/22/2017	710,462,975	709,347,406	1,115,569
U.S. Treasury Ultra Bond Future	373	03/22/2017	60,281,727	59,936,438	345,289

Total					$1,561,015

Total futures contracts					$1,943,290

OTC Credit Default Swap Contracts Outstanding at January 31, 2017
			(Pay)/Receive Fixed			Upfront	Upfront		Unrealized
Reference Entity	Counter- party	Notional Rate/Implied Amount (a) Credit Spread (b)			Expiration Date	Premiums Paid	Premiums Received	Market Value †	Appreciation/ (Depreciation)

Credit default swaps on single-name issues:
Buy protection:
Venezuela Government International Bond	BOA	USD	745,000	(5.00%)/39.67%	03/20/19	$138,287	$—	$322,381	$184,094
Venezuela Government International Bond	DEUT	USD	585,000	(5.00%)/39.67%	03/20/19	106,318	—	253,145	146,827

Total						$244,605	$—	$575,526	$330,921

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Credit default swaps on single-name issues:
Sell protection:
Brazilian Government International Bond	CBK	USD	855,000	1.00%/2.46%	12/20/21	$—	$(78,249)	$(55,066)	$23,183
Brazilian Government International Bond	CBK	USD	905,000	1.00%/2.46%	12/20/21	—	(79,627)	(58,285)	21,342
Brazilian Government International Bond	CBK	USD	805,000	1.00%/2.46%	12/20/21	—	(72,123)	(51,845)	20,278
Brazilian Government International Bond	CBK	USD	830,000	1.00%/2.46%	12/20/21	—	(73,261)	(53,456)	19,805
Brazilian Government International Bond	BCLY	USD	555,000	1.00%/2.46%	12/20/21	—	(51,888)	(35,745)	16,143
Brazilian Government International Bond	GSC	USD	535,000	1.00%/2.46%	12/20/21	—	(47,503)	(34,456)	13,047
Brazilian Government International Bond	CBK	USD	535,000	1.00%/2.46%	12/20/21	—	(47,478)	(34,456)	13,022
Brazilian Government International Bond	GSC	USD	535,000	1.00%/2.46%	12/20/21	—	(47,438)	(34,456)	12,982
Brazilian Government International Bond	CBK	USD	470,000	1.00%/2.46%	12/20/21	—	(42,486)	(30,270)	12,216
Brazilian Government International Bond	BOA	USD	470,000	1.00%/2.46%	12/20/21	—	(42,109)	(30,270)	11,839
Brazilian Government International Bond	BOA	USD	345,000	1.00%/2.46%	12/20/21	—	(30,452)	(22,220)	8,232
Brazilian Government International Bond	BOA	USD	270,000	1.00%/2.46%	12/20/21	—	(25,026)	(17,389)	7,637
Genworth Holding, Inc.	GSC	USD	675,000	5.00%/7.33%	12/20/21	—	(37,021)	(54,600)	(17,579)
Genworth Holding, Inc.	GSC	USD	640,000	5.00%/7.33%	12/20/21	—	(31,875)	(51,770)	(19,895)
Genworth Holding, Inc.	GSC	USD	645,000	5.00%/7.33%	12/20/21	—	(32,160)	(52,174)	(20,014)
Penerbangan Malaysia Bhd	HSBC	USD	3,085,000	1.00%/1.33%	12/20/21	—	(93,268)	(42,773)	50,495
Penerbangan Malaysia Bhd	BNP	USD	2,370,000	1.00%/1.33%	12/20/21	—	(60,322)	(32,859)	27,463
Penerbangan Malaysia Bhd	HSBC	USD	1,590,000	1.00%/1.33%	12/20/21	—	(48,070)	(22,045)	26,025
Penerbangan Malaysia Bhd	HSBC	USD	750,000	1.00%/1.33%	12/20/21	—	(22,674)	(10,398)	12,276
Penerbangan Malaysia Bhd	BOA	USD	885,000	1.00%/1.33%	12/20/21	—	(24,263)	(12,270)	11,993
Penerbangan Malaysia Bhd	GSC	USD	415,000	1.00%/1.33%	12/20/21	—	(12,008)	(5,754)	6,254
Penerbangan Malaysia Bhd	MSC	USD	290,000	1.00%/1.33%	12/20/21	—	(8,014)	(4,021)	3,993
Russian Foreign Bond - Eurobond	BOA	USD	4,155,000	1.00%/1.43%	12/20/20	—	(384,318)	(61,869)	322,449
Russian Foreign Bond - Eurobond	BNP	USD	2,630,000	1.00%/1.43%	12/20/20	—	(253,652)	(39,162)	214,490
Russian Foreign Bond - Eurobond	GSC	USD	915,000	1.00%/1.43%	12/20/20	—	(59,566)	(13,625)	45,941
Russian Foreign Bond - Eurobond	BOA	USD	1,695,000	1.00%/1.82%	12/20/21	—	(92,990)	(61,339)	31,651
Russian Foreign Bond - Eurobond	BOA	USD	1,220,000	1.00%/1.82%	12/20/21	—	(74,297)	(44,150)	30,147
Russian Foreign Bond - Eurobond	BCLY	USD	1,055,000	1.00%/1.82%	12/20/21	—	(57,879)	(38,179)	19,700
Russian Foreign Bond - Eurobond	BNP	USD	655,000	1.00%/1.82%	12/20/21	—	(39,462)	(23,704)	15,758
Russian Foreign Bond - Eurobond	BNP	USD	590,000	1.00%/1.82%	12/20/21	—	(34,287)	(21,351)	12,936
Russian Foreign Bond - Eurobond	HSBC	USD	145,000	1.00%/1.82%	12/20/21	—	(7,955)	(5,247)	2,708

Total						$—	$(2,011,721)	$(1,055,204)	$956,517

Total single-name issues						$244,605	$(2,011,721)	$(479,678)	$1,287,438

Total OTC contracts						$244,605	$(2,011,721)	$(479,678)	$1,287,438

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.27	USD 18,070,000	5.00%	12/20/21	$746,822	$1,196,114	$449,292

Total				$746,822	$1,196,114	$449,292

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

COP	Sell	03/15/17	SSG	$504,338	$520,791	$(16,453)
EUR	Buy	02/28/17	CSI	1,676,065	1,676,026	(39)
EUR	Buy	03/15/17	RBC	967,814	1,000,460	32,646
EUR	Buy	03/15/17	SSG	873,845	882,568	8,723
EUR	Buy	03/15/17	UBS	738,167	745,208	7,041
EUR	Buy	03/15/17	CSI	340,319	340,697	378
EUR	Sell	02/28/17	UBS	5,863,589	5,934,709	(71,120)
EUR	Sell	03/15/17	SSG	327,847	335,290	(7,443)
EUR	Sell	03/15/17	ANZ	421,863	434,795	(12,932)
EUR	Sell	03/15/17	UBS	442,500	458,589	(16,089)
EUR	Sell	03/15/17	MSC	999,464	1,016,684	(17,220)
EUR	Sell	03/15/17	MSC	46,671,300	47,239,039	(567,739)
GBP	Sell	02/28/17	MSC	1,901,595	1,904,276	(2,681)
PEN	Sell	03/15/17	SSG	1,524,873	1,599,805	(74,932)

Total						$(737,860)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SSG	State Street Global Markets LLC
UBS	UBS AG

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Currency Abbreviations:
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	British Pound
PEN	Peruvian Nuevo Sol

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
ADR	American Depositary Receipt
CJSC	Closed Joint Stock Company
CMO	Collateralized Mortgage Obligation
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
PIK	Pay in Kind
REIT	Real Estate Investment Trust

Municipal Abbreviations:
GO	General Obligation

The Hartford Balanced Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$533,781,938	$533,781,938	$—	$—
Capital Goods	333,614,707	333,614,707	—	—
Consumer Durables & Apparel	51,536,628	51,536,628	—	—
Consumer Services	63,210,575	63,210,575	—	—
Diversified Financials	174,198,923	174,198,923	—	—
Energy	588,062,028	588,062,028	—	—
Food, Beverage & Tobacco	430,852,603	357,670,742	73,181,861	—
Household & Personal Products	86,240,632	86,240,632	—	—
Insurance	207,920,984	207,920,984	—	—
Materials	164,852,608	164,852,608	—	—
Pharmaceuticals, Biotechnology & Life Sciences	562,148,655	465,695,357	96,453,298	—
Real Estate	21,306,294	21,306,294	—	—
Retailing	39,190,689	39,190,689	—	—
Semiconductors & Semiconductor Equipment	261,851,188	261,851,188	—	—
Software & Services	159,442,416	159,442,416	—	—
Technology Hardware & Equipment	141,029,683	141,029,683	—	—
Telecommunication Services	154,539,129	154,539,129	—	—
Transportation	119,513,919	119,513,919	—	—
Utilities	337,568,703	314,075,822	23,492,877	4
Asset & Commercial Mortgage Backed Securities	151,112,991	—	151,112,991	—
Corporate Bonds	4,419,148,767	—	4,419,148,767	—
Foreign Government Obligations	425,977,317	—	425,977,317	—
Municipal Bonds	35,839,996	—	35,839,996	—
Senior Floating Rate Interests	3,112,151	—	3,112,151	—
U.S. Government Securities	20,888,949	—	20,888,949	—
Convertible Bonds	10,148,837	—	10,148,837	—
Short-Term Investments	300,303,763	300,303,763	—	—
Foreign Currency Contracts(2)	48,788	—	48,788	—
Futures Contracts(2)	2,037,702	2,037,702	—	—
Swaps - Credit Default(2)	1,794,218	—	1,794,218	—

Total	$9,801,275,781	$4,540,075,727	$5,261,200,050	$4

Liabilities
Foreign Currency Contracts(2)	$(786,648)	$—	$(786,648)	$—
Futures Contracts(2)	(94,412)	(94,412)	—	—
Swaps - Credit Default(2)	(57,488)	—	(57,488)	—

Total	$(938,548)	$(94,412)	$(844,136)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

The Hartford Capital Appreciation Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.2%
	Automobiles & Components - 2.6%
853,039	Delphi Automotive plc	$59,763,913
2,632,787	Goodyear Tire & Rubber Co.	85,275,971
280,990	Magna International, Inc.	12,155,179
1,636,000	Tata Motors Ltd. ADR	63,738,560

		220,933,623

	Banks - 10.4%
13,638,919	Banco Santander S.A.	76,198,780
8,593,699	Bank of America Corp.	194,561,345
2,912,876	CaixaBank S.A.	10,677,118
1,548,400	Citigroup, Inc.	86,447,172
3,822,524	FinecoBank Banca Fineco S.p.A.	22,770,451
2,081,869	ICICI Bank Ltd.	8,269,275
6,099,100	ICICI Bank Ltd. ADR	47,268,025
6,213,170	Itau Unibanco Holding S.A. ADR	73,377,538
1,427,765	JP Morgan Chase & Co.	120,831,752
888,676	PNC Financial Services Group, Inc.	107,049,911
4,256,500	Sberbank of Russia PJSC ADR	49,908,373
296,410	Sumitomo Mitsui Financial Group, Inc.	11,628,755
149,445	UniCredit S.p.A.	4,079,407
416,459	US Bancorp	21,926,566
895,890	Wells Fargo & Co.	50,465,484

		885,459,952

	Capital Goods - 4.0%
1,493,548	AerCap Holdings N.V.*	66,119,370
188,042	Airbus Group SE	12,746,422
724,839	AMETEK, Inc.	37,039,273
220,343	Cie de Saint-Gobain	10,826,698
179,110	Eaton Corp. plc	12,677,406
1,082,496	Fastenal Co.	53,778,401
52,732	General Dynamics Corp.	9,548,711
806,800	Harry’s, Inc.*(1)(2)(3)	11,392,016
34,270	Honeywell International, Inc.	4,054,826
1,798,000	Kawasaki Heavy Industries Ltd.	5,626,302
82,745	Lockheed Martin Corp.	20,796,301
266,022	Middleby Corp.*	35,694,832
395,607	Siemens AG	51,175,079
28,164	TransDigm Group, Inc.	6,094,690

		337,570,327

	Commercial & Professional Services - 0.5%
128,089	Equifax, Inc.	15,022,278
4,595	Klarna Holding AB*(1)(2)(3)	505,817
207,348	Nielsen Holdings plc	8,482,607
628,395	TransUnion*	19,813,294

		43,823,996

	Consumer Durables & Apparel - 2.7%
849,159	Crocs, Inc.*	6,198,861
430,600	Newell Brands, Inc.	20,380,298
1,579,973	NIKE, Inc. Class B	83,580,572
327,144	Pandora A/S	42,871,839
2,438,200	Sony Corp.	73,823,186

		226,854,756

	Consumer Services - 2.5%
57,167	Chipotle Mexican Grill, Inc.*	24,092,460
1	Hilton Grand Vacations, Inc.*	29
1,558,736	Hilton Worldwide Holdings, Inc.	89,752,038
446,113	Las Vegas Sands Corp.	23,456,622
221,953	McDonald’s Corp.	27,204,779
102,219	Panera Bread Co. Class A*	21,369,904
235,364	Wynn Resorts Ltd.	23,872,971

		209,748,803

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Diversified Financials - 4.0%
480,697	American Express Co.	$36,715,637
159,369	Banca Generali S.p.A.	4,065,282
64,538	BlackRock, Inc.	24,135,921
2,187,442	Blackstone Group L.P.	67,001,349
553,076	Capital One Financial Corp.	48,333,312
430,255	Deutsche Bank AG*	8,592,602
241,720	Goldman Sachs Group, Inc.	55,431,231
189,038	Intercontinental Exchange, Inc.	11,032,258
189,018	Macquarie Group Ltd.	12,137,876
1,201,740	OneMain Holdings, Inc.*	26,894,941
1,545,957	Saban Capital Acquisition Corp. UNIT*	16,031,574
862,854	Synchrony Financial	30,907,430
438,190	WisdomTree Investments, Inc.	4,513,357

		345,792,770

	Energy - 3.2%
285,599	Anadarko Petroleum Corp.	19,857,698
512,895	Baker Hughes, Inc.	32,353,417
73,662	Centennial Resource Development, Inc. Class A*(1)(2)(3)	1,230,385
285,380	Continental Resources, Inc.*	13,858,053
323,086	Diamondback Energy, Inc.*	33,978,955
480,223	Eni S.p.A.	7,383,820
792,129	Kinder Morgan, Inc.	17,696,162
630,678	Newfield Exploration Co.*	25,277,574
812,753	Petroleo Brasileiro S.A. ADR*	8,338,846
170,794	Pioneer Natural Resources Co.	30,782,203
9,386,047	Rosneft Oil Co. PJSC GDR	62,237,301
288,590	Transocean Ltd.*	4,031,602
390,910	WPX Energy, Inc.*	5,445,376
339,372	YPF Sociedad Anonima ADR	7,354,191

		269,825,583

	Food & Staples Retailing - 0.6%
291,119	Costco Wholesale Corp.	47,728,960
190,330	Seven & I Holdings Co., Ltd.	7,599,563

		55,328,523

	Food, Beverage & Tobacco - 3.0%
322,433	Altria Group, Inc.	22,950,781
1,795,700	BRF S.A. ADR	25,373,241
647,989	Coca-Cola Co.	26,936,903
68,738	JM Smucker Co.	9,338,057
662,260	Molson Coors Brewing Co. Class B	63,921,335
726,226	Mondelez International, Inc. Class A	32,157,287
1,164,399	Monster Beverage Corp.*	49,603,398
288,800	Post Holdings, Inc.*	24,166,784

		254,447,786

	Health Care Equipment & Services - 5.1%
237,376	ABIOMED, Inc.*	25,249,685
1,212,100	Acadia Healthcare Co., Inc.*	46,508,277
330,543	Align Technology, Inc.*	30,307,488
1,394,800	Boston Scientific Corp.*	33,558,888
383,858	Cardinal Health, Inc.	28,773,996
82,342	DENTSPLY SIRONA, Inc.	4,668,791
362,017	Edwards Lifesciences Corp.*	34,840,516
1,321,367	HCA Holdings, Inc.*	106,079,343
487,699	Invuity, Inc.*	3,170,044
64,592	Laboratory Corp. of America Holdings*	8,668,892
314,280	McKesson Corp.	43,732,062
523,176	Medtronic plc	39,771,840
89,609	Quest Diagnostics, Inc.	8,236,859
140,093	UnitedHealth Group, Inc.	22,709,075

		436,275,756

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Household & Personal Products - 1.0%
136,693	Beiersdorf AG	$12,127,224
490,137	Colgate-Palmolive Co.	31,653,047
1,345,520	Coty, Inc. Class A	25,833,984
199,618	Estee Lauder Cos., Inc. Class A	16,210,978

		85,825,233

	Insurance - 5.2%
174,746	Aflac, Inc.	12,230,473
164,974	Allstate Corp.	12,407,694
425,086	American International Group, Inc.	27,316,026
109,950	Aon plc	12,391,365
135,631	Arthur J Gallagher & Co.	7,301,017
493,258	Assicurazioni Generali S.p.A.	7,870,957
515,401	AXA S.A.	12,667,138
86,700	Axis Capital Holdings Ltd.	5,549,667
1,286,618	Chubb Ltd.	169,177,401
32,099	Everest Re Group Ltd.	7,059,533
179,919	Loews Corp.	8,380,627
414,340	Marsh & McLennan Cos., Inc.	28,183,407
447,055	MetLife, Inc.	24,324,263
389,800	Prudential Financial, Inc.	40,971,878
51,984	Reinsurance Group of America, Inc.	6,522,432
40,514	RenaissanceRe Holdings Ltd.	5,522,868
393,300	Sony Financial Holdings, Inc.	6,587,062
90,358	Torchmark Corp.	6,644,927
113,079	Travelers Cos., Inc.	13,318,445
232,245	Willis Towers Watson plc	29,060,817

		443,487,997

	Materials - 4.9%
2,524,911	BHP Billiton plc	46,048,808
737,300	Dow Chemical Co.	43,965,199
1,956,586	Freeport-McMoRan, Inc.*	32,577,157
31,033,887	Glencore plc*	128,532,497
1,054,874	International Paper Co.	59,705,868
8,548,347	Ivanhoe Mines Ltd. Class A*	26,080,260
277,479	LafargeHolcim Ltd.*	14,940,527
2,149,872	Platform Specialty Products Corp.*	26,099,446
148,935	Praxair, Inc.	17,639,861
595,673	Steel Dynamics, Inc.	20,139,704

		415,729,327

	Media - 1.8%
107,742	DISH Network Corp. Class A*	6,375,094
186,169	Time Warner, Inc.	18,030,468
1,652,400	Twenty-First Century Fox, Inc. Class A	51,852,312
1,035,100	Viacom, Inc. Class B	43,619,114
278,430	Walt Disney Co.	30,808,279
25,200	Weinstein Co. LLC*(1)(2)(3)	—

		150,685,267

	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
310,554	Alkermes plc*	16,804,077
285,003	Allergan plc*	62,384,306
4,322,580	Bristol-Myers Squibb Co.	212,498,033
380,900	Celgene Corp.*	44,241,535
546,591	Hikma Pharmaceuticals plc	12,589,711
143,556	Incyte Corp.*	17,400,423
1,214,696	Merck & Co., Inc.	75,299,005
37,909	Mettler-Toledo International, Inc.*	16,173,117
94,470	Mylan N.V.*	3,594,583
995,167	Pfizer, Inc.	31,576,649
190,510	Regeneron Pharmaceuticals, Inc.*	68,448,338
47,031	TESARO, Inc.*	7,658,528
427,100	Thermo Fisher Scientific, Inc.	65,085,769

		633,754,074

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Real Estate - 1.3%
632,466	LaSalle Hotel Properties REIT	$19,081,499
1	Park Hotels & Resorts, Inc. REIT	27
309,063	Public Storage REIT	66,448,545
338,252	Realogy Holdings Corp. REIT	8,764,109
300,375	Vonovia SE	9,841,152
153,417	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)	7,700,345

		111,835,677

	Retailing - 5.5%
152,543	Advance Auto Parts, Inc.	25,053,662
52,177	Amazon.com, Inc.*	42,966,716
264,329	CarMax, Inc.*	17,633,388
401,322	Expedia, Inc.	48,796,742
12,011	Honest Co.*(1)(2)(3)	414,139
10,615	JAND, Inc. Class A*(1)(2)(3)	104,239
408,251	L Brands, Inc.	24,580,793
994,778	Lowe’s Cos., Inc.	72,698,376
897,471	Netflix, Inc.*	126,283,144
29,460	Priceline Group, Inc.*	46,403,330
341,180	TJX Cos., Inc.	25,561,206
770,636	Tory Burch LLC*(1)(2)(3)	38,308,295

		468,804,030

	Semiconductors & Semiconductor Equipment - 3.2%
402,184	Analog Devices, Inc.	30,139,669
356,135	Broadcom Ltd.	71,048,932
356,662	Intel Corp.	13,132,295
1,301,363	Micron Technology, Inc.*	31,375,862
421,241	QUALCOMM, Inc.	22,506,907
141,737	SK Hynix, Inc.	6,545,967
2,790,563	SunPower Corp.*	18,529,338
2,007,990	Taiwan Semiconductor Manufacturing Co., Ltd.	11,965,332
2,108,400	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	65,170,644

		270,414,946

	Software & Services - 16.9%
220,433	Accenture plc Class A	25,100,706
1,101,242	Activision Blizzard, Inc.	44,280,941
481,631	Adobe Systems, Inc.*	54,607,323
246,141	Akamai Technologies, Inc.*	16,882,811
866,145	Alibaba Group Holding Ltd. ADR*	87,749,150
136,196	Alliance Data Systems Corp.	31,104,443
203,620	Alphabet, Inc. Class C*	162,242,380
510,809	Autodesk, Inc.*	41,549,204
251,623	Automatic Data Processing, Inc.	25,411,407
2,994,979	Cadence Design Systems, Inc.*	77,959,303
129,031	Capgemini S.A.	10,505,503
104,154	CoStar Group, Inc.*	21,049,523
1,820,500	eBay, Inc.*	57,946,515
994,209	Facebook, Inc. Class A*	129,565,317
98,358	FleetCor Technologies, Inc.*	14,506,821
675,943	Genpact Ltd.*	16,682,273
1,385,777	Global Payments, Inc.	107,092,847
171,097	IBM Corp.	29,859,848
2,446,310	Just Eat plc*	16,660,320
918,425	Microsoft Corp.	59,376,176
1,422,738	Mobileye N.V.*	61,120,825
96,500	Nintendo Co., Ltd.	19,751,786
635,210	Oracle Corp.	25,478,273
259,200	Salesforce.com, Inc.*	20,502,720
712,117	ServiceNow, Inc.*	64,532,043
499,840	SS&C Technologies Holdings, Inc.	16,059,859
2,600	Trade Desk, Inc. Class A*	77,116

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

120,501	Ultimate Software Group, Inc.*	$23,336,224
515,408	Verint Systems, Inc.*	19,250,489
212,676	VeriSign, Inc.*	17,058,742
340,124	Visa, Inc. Class A	28,131,656
831,794	Workday, Inc. Class A*	69,113,763
640,150	Zillow Group, Inc. Class A*	23,032,597
627,190	Zillow Group, Inc. Class C*	22,189,982

		1,439,768,886

	Technology Hardware & Equipment - 3.6%
169,457	Amphenol Corp. Class A	11,436,653
295,395	Apple, Inc.	35,846,183
932,746	Cisco Systems, Inc.	28,653,957
5,242,200	Flex Ltd.*	82,145,274
348,700	Motorola Solutions, Inc.	28,143,577
61,984	Samsung Electronics Co., Ltd.	105,420,831
549,709	Trimble, Inc.*	16,282,381

		307,928,856

	Telecommunication Services - 1.4%
904,861	AT&T, Inc.	38,148,940
5,589,744	Bharti Infratel Ltd.	24,238,473
1,288,642	Sprint Corp.*	11,894,166
649,582	Verizon Communications, Inc.	31,836,014
8,660,886	Zegona Communications plc	12,911,035

		119,028,628

	Transportation - 3.4%
194,504	Alaska Air Group, Inc.	18,248,366
661,800	American Airlines Group, Inc.	29,284,650
420,015	Canadian National Railway Co.	29,192,051
366,056	FedEx Corp.	69,224,850
461,151	J.B. Hunt Transport Services, Inc.	45,690,841
162,988	Southwest Airlines Co.	8,525,902
679,281	Swift Transportation Co.*	15,507,985
293,533	Union Pacific Corp.	31,284,747
128,059	United Continental Holdings, Inc.*	9,024,318
337,184	United Parcel Service, Inc. Class B	36,796,890

		292,780,600

	Utilities - 1.0%
205,730	American Electric Power Co., Inc.	13,179,064
219,214	Duke Energy Corp.	17,217,067
115,339	Entergy Corp.	8,262,886
212,267	PG&E Corp.	13,137,205
323,977	PPL Corp.	11,287,359
248,598	Public Service Enterprise Group, Inc.	11,000,461
327,393	Southern Co.	16,183,036

		90,267,078

	Total Common Stocks (cost $7,480,677,366)	8,116,372,474

Corporate Bonds - 0.0%
	Internet - 0.0%
$ 157,087	DraftKings, Inc. 5.00%, 12/23/2017(1)(2)(3)	157,087

	Total Corporate Bonds (cost $157,087)	157,087

Preferred Stocks - 3.3%
	Capital Goods - 0.0%
372,334	Lithium Technology Corp. *(1)(2)(3)	1,813,267

	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC *(1)(2)(3)	757,441

	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc. *(1)(2)(3)	86,665

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Consumer Services - 0.2%
10,074	Airbnb, Inc. Series E *(1)(2)(3)	$1,057,770
244,180	DraftKings, Inc. *(1)(2)(3)	468,826
952,691	DraftKings, Inc. Series D *(1)(2)(3)	3,782,183
1,939,742	DraftKings, Inc. Series D-1 *(1)(2)(3)	10,125,453

		15,434,232

	Diversified Financials - 0.2%
1,161,507	Social Finance, Inc. *(1)(2)(3)	18,324,283

	Health Care Equipment & Services - 0.1%
956,830	Moderna Therapeutics, Inc. Series E *(1)(2)(3)	8,400,967

	Real Estate - 0.8%
245,862	Redfin Corp. Series G *(1)(2)(3)	1,015,410
762,484	WeWork Companies, Inc. Class D-1 *(1)(2)(3)	38,270,787
599,094	WeWork Companies, Inc. Class D-2 *(1)(2)(3)	30,069,876

		69,356,073

	Retailing - 0.2%
448,670	Coupang LLC *(1)(2)(3)	1,839,547
278,194	Honest Co. *(1)(2)(3)	9,592,129
23,702	JAND, Inc. Series D *(1)(2)(3)	232,754

		11,664,430

	Software & Services - 1.6%
143,626	Birst, Inc. Series F *(1)(2)(3)	755,473
25,867	Cloudera, Inc. *(1)(2)(3)	475,694
18,389	Dropbox, Inc. Series C *(1)(2)(3)	316,475
566,622	Essence Group Holdings Corp. *(1)(2)(3)	1,144,576
52,337	ForeScout Technologies, Inc. *(1)(2)(3)	689,802
12,426	General Assembly Space, Inc. *(1)(2)(3)	609,134
77,707	Lookout, Inc. Series F *(1)(2)(3)	621,656
95,031	MarkLogic Corp. Series F *(1)(2)(3)	1,003,527
118,110	Nutanix, Inc. *(1)(2)(3)	3,461,975
2,286,050	Pinterest, Inc. Series G *(1)(2)(3)	14,310,673
47,064	Sharecare *(1)(2)(3)	11,759,882
33,135	Trade Desk, Inc. Series C *(1)(2)(3)	956,576
2,000,820	Uber Technologies, Inc. *(1)(2)(3)	97,584,449
58,205	Veracode, Inc. *(1)(2)(3)	1,193,785
306,876	Zuora, Inc. Series F *(1)(2)(3)	1,166,129

		136,049,806

	Technology Hardware & Equipment - 0.2%
5,362,869	Rethink Robotics, Inc. *(1)(2)(3)	18,524,422

	Telecommunication Services - 0.0%
1,923	DocuSign, Inc. Series B *(1)(2)(3)	35,710
576	DocuSign, Inc. Series B-1 *(1)(2)(3)	10,696
1,383	DocuSign, Inc. Series D *(1)(2)(3)	25,682
29,941	DocuSign, Inc. Series E *(1)(2)(3)	556,005

		628,093

	Total Preferred Stocks (cost $170,301,987)	281,039,679

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
28,025	Honest Co. Series C *(1)(2)(3)	966,302

	Total Convertible Preferred Stocks (cost $758,281)	966,302

	Total Long-Term Investments (cost $7,651,894,721)	8,398,535,542

Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.5%
125,581,602	Fidelity Institutional Government Fund, Institutional Class	125,581,602

	Total Short-Term Investments (cost $125,581,602)	125,581,602

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Investments (cost $7,777,476,323)^	100.0%	$8,524,117,144
Other Assets and Liabilities	0.0%	(1,288,094)

Total Net Assets	100.0%	$8,522,829,050

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,026,520,255
Unrealized Depreciation	(279,879,434)

Net Unrealized Appreciation	$746,640,821

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $341,818,304, which represents 4.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $341,818,304, which represents 4.0% of total net assets.
(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2015	10,074	Airbnb, Inc. Series E Preferred	$937,833
03/2015	143,626	Birst, Inc. Series F Preferred	838,905
12/2016	73,662	Centennial Resource Development, Inc. Class A	1,071,045
11/2014	448,670	Coupang LLC Preferred	1,396,764
02/2014	25,867	Cloudera, Inc. Preferred	376,623
02/2014	1,923	DocuSign, Inc. Series B Preferred	25,254
02/2014	576	DocuSign, Inc. Series B-1 Preferred	7,564
02/2014	1,383	DocuSign, Inc. Series D Preferred	18,162
02/2014	29,941	DocuSign, Inc. Series E Preferred	393,197
12/2015	157,087	DraftKings, Inc.	157,087
12/2014	244,180	DraftKings, Inc. Preferred	439,837
08/2015	952,691	DraftKings, Inc. Series D Preferred	5,131,092
08/2015	1,939,742	DraftKings, Inc. Series D-1 Preferred	14,868,916
01/2014	18,389	Dropbox, Inc. Series C Preferred	351,252
05/2014	566,622	Essence Group Holdings Corp. Preferred	895,999
11/2015	52,337	ForeScout Technologies, Inc. Preferred	621,083
07/2015	12,426	General Assembly Space, Inc. Preferred	609,134
06/2015	806,800	Harry’s, Inc.	10,846,942
01/2015	12,011	Honest Co.	324,985

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

08/2015	278,194	Honest Co. Preferred	12,728,766
08/2014	28,025	Honest Co. Series C Convertible Preferred	758,281
04/2015	10,615	JAND, Inc. Class A	121,917
04/2015	23,702	JAND, Inc. Series D Preferred	272,225
08/2015	4,595	Klarna Holding AB	503,982
08/2014	372,334	Lithium Technology Corp. Preferred	1,814,756
07/2014	77,707	Lookout, Inc. Series F Preferred	887,655
04/2015	95,031	MarkLogic Corp. Series F Preferred	1,103,709
12/2014	956,830	Moderna Therapeutics, Inc. Series E Preferred	5,900,771
08/2014	118,110	Nutanix, Inc. Preferred	1,582,261
01/2014	83,332	One Kings Lane, Inc. Preferred	1,284,729
03/2015	2,286,050	Pinterest, Inc. Series G Preferred	16,411,763
12/2014	245,862	Redfin Corp. Series G Preferred	810,779
03/2015	5,362,869	Rethink Robotics, Inc. Preferred	13,365,342
09/2015	33,739	Rubicon Global Holdings LLC Preferred	673,447
03/2015	47,064	Sharecare Preferred	11,759,882
09/2015	1,161,507	Social Finance, Inc. Preferred	18,324,283
11/2013	770,636	Tory Burch LLC	60,399,726
02/2016	33,135	Trade Desk, Inc. Series C Preferred	518,608
06/2014	2,000,820	Uber Technologies, Inc. Preferred	31,038,821
08/2014	58,205	Veracode, Inc. Preferred	1,074,808
12/2014	153,417	WeWork Companies, Inc. Class A, REIT	2,554,571
12/2014	762,484	WeWork Companies, Inc. Class D-1 Preferred	12,696,243
12/2014	599,094	WeWork Companies, Inc. Class D-2 Preferred	9,975,610
10/2005	25,200	Weinstein Co. LLC	23,636,380
01/2015	306,876	Zuora, Inc. Series F Preferred	1,165,914
01/2015	306,876	Zuora, Inc. Series F Preferred	1,165,914
			270,676,903

			$270,676,903

At January 31, 2017, the aggregate value of these securities was $341,818,304, which represents 4.0% of total net assets.

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	03/15/17	CBK	$11,709,671	$11,811,923	$(102,252)
EUR	Sell	03/15/17	CBK	6,794,863	7,020,528	(225,665)
EUR	Sell	03/15/17	MSC	46,281,269	46,844,264	(562,995)
JPY	Sell	03/15/17	CBK	94,510,821	95,893,274	(1,382,453)

Total						$(2,273,365)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
MSC	Morgan Stanley

Currency Abbreviations:
EUR	Euro
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$220,933,623	$220,933,623	$—	$—
Banks	885,459,952	701,927,793	183,532,159	—
Capital Goods	337,570,327	245,803,810	80,374,501	11,392,016
Commercial & Professional Services	43,823,996	43,318,179	—	505,817
Consumer Durables & Apparel	226,854,756	110,159,731	116,695,025	—
Consumer Services	209,748,803	209,748,803	—	—
Diversified Financials	345,792,770	320,997,010	24,795,760	—
Energy	269,825,583	198,974,077	69,621,121	1,230,385
Food & Staples Retailing	55,328,523	47,728,960	7,599,563	—
Food, Beverage & Tobacco	254,447,786	254,447,786	—	—
Health Care Equipment & Services	436,275,756	436,275,756	—	—
Household & Personal Products	85,825,233	73,698,009	12,127,224	—
Insurance	443,487,997	416,362,840	27,125,157	—
Materials	415,729,327	226,207,495	189,521,832	—
Media	150,685,267	150,685,267	—	—
Pharmaceuticals, Biotechnology & Life Sciences	633,754,074	621,164,363	12,589,711	—
Real Estate	111,835,677	94,294,180	9,841,152	7,700,345
Retailing	468,804,030	429,977,357	—	38,826,673
Semiconductors & Semiconductor Equipment	270,414,946	251,903,647	18,511,299	—
Software & Services	1,439,768,886	1,392,851,277	46,917,609	—
Technology Hardware & Equipment	307,928,856	202,508,025	105,420,831	—
Telecommunication Services	119,028,628	94,790,155	24,238,473	—
Transportation	292,780,600	292,780,600	—	—
Utilities	90,267,078	90,267,078	—	—
Corporate Bonds	157,087	—	—	157,087
Preferred Stocks	281,039,679	—	—	281,039,679
Convertible Preferred Stocks	966,302	—	—	966,302
Short-Term Investments	125,581,602	125,581,602	—	—

Total	$8,524,117,144	$7,253,387,423	$928,911,417	$341,818,304

Liabilities
Foreign Currency Contracts(2)	$(2,273,365)	$—	$(2,273,365)	$—

Total	$(2,273,365)	$—	$(2,273,365)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2017:

	Common Stocks	Convertible Preferred Stocks	Corporate Bonds	Preferred Stocks	Total
Beginning balance	$58,122,250	$1,051,218	$157,087	$290,651,430	$349,981,985

Purchases	1,071,045	-	-	-	1,071,045
Sales	-	-	-	-	-

Accrued discounts/(premiums)	-	-	-	-	-
Total realized gain/(loss)	-	-	-	-	-

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Net change in unrealized appreciation/(depreciation)	461,941	(84,916)	-	(9,611,751)	(9,234,726)

Transfers into Level 3	-	-	-	-	-

Transfers out of Level 3	-	-	-	-	-

Ending balance	$59,655,236	$966,302	$157,087	$281,039,679	$341,818,304

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2017 was $(9,234,726).

The Hartford Checks and Balances Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.2%
	Domestic Equity Funds - 67.2%
14,200,585	The Hartford Capital Appreciation Fund, Class Y		$596,282,545
23,581,419	The Hartford Dividend and Growth Fund, Class Y		594,487,563

	Total Domestic Equity Funds (cost $1,055,773,378)		1,190,770,108

	Taxable Fixed Income Funds - 33.0%
56,088,782	The Hartford Total Return Bond Fund, Class Y		583,884,219

	Total Taxable Fixed Income Funds (cost $605,759,488)		583,884,219

	Total Affiliated Investment Companies (cost $1,661,532,866)		1,774,654,327

	Total Long-Term Investments (cost $1,661,532,866)		1,774,654,327

	Total Investments (cost $1,661,532,866)^	100.2%	$1,774,654,327
	Other Assets and Liabilities	(0.2)%	(3,527,209)

	Total Net Assets	100.0%	$1,771,127,118

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$134,996,730
Unrealized Depreciation	(21,875,269)

Net Unrealized Appreciation	$113,121,461

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Checks and Balances Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$1,774,654,327	$1,774,654,327	$—	$—

Total	$1,774,654,327	$1,774,654,327	$—	$—

(1)	For the period ended January 31, 2017, there were no transfers between any levels.

The Hartford Conservative Allocation Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.1%
	Alternative Funds - 6.1%
620,741	Hartford Real Total Return Fund, Class Y		$5,555,635
305,283	The Hartford Global Real Asset Fund, Class Y		2,765,863

	Total Alternative Funds (cost $9,025,839)		8,321,498

	Domestic Equity Funds - 27.6%
439,880	Hartford Core Equity Fund, Class Y		11,084,988
304,513	Hartford Small Cap Core Fund, Class Y		4,141,372
591,756	The Hartford Equity Income Fund, Class Y		11,065,833
66,871	The Hartford Growth Opportunities Fund, Class Y		2,767,776
270,234	The Hartford MidCap Fund, Class Y		8,323,210

	Total Domestic Equity Funds (cost $34,100,307)		37,383,179

	International/Global Equity Funds - 7.2%
309,637	Hartford Schroders International Multi-Cap Value Fund, Class Y		2,774,344
356,875	The Hartford International Opportunities Fund, Class Y		5,527,988
97,866	The Hartford International Small Company Fund, Class Y		1,390,673

	Total International/Global Equity Funds (cost $9,393,468)		9,693,005

	Multi-Strategy Funds - 5.1%
646,280	The Hartford Global All-Asset Fund, Class Y		6,928,117

	Total Multi-Strategy Funds (cost $6,442,429)		6,928,117

	Taxable Fixed Income Funds - 54.1%
501,132	The Hartford Inflation Plus Fund, Class Y*		5,547,534
1,823,082	The Hartford Quality Bond Fund, Class Y		18,084,972
1,131,036	The Hartford Short Duration Fund, Class Y		11,106,773
1,379,098	The Hartford Strategic Income Fund, Class Y		11,970,568
1,349,333	The Hartford Total Return Bond Fund, Class Y		14,046,558
1,208,393	The Hartford World Bond Fund, Class Y		12,470,611

	Total Taxable Fixed Income Funds (cost $73,710,357)		73,227,016

	Total Affiliated Investment Companies (cost $132,672,400)		135,552,815

	Total Long-Term Investments (cost $132,672,400)		135,552,815

	Total Investments (cost $132,672,400)^	100.1%	$135,552,815
	Other Assets and Liabilities	(0.1)%	(119,243)

	Total Net Assets	100.0%	$135,433,572

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$4,796,969
Unrealized Depreciation	(1,916,554)

Net Unrealized Appreciation	$2,880,415

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Conservative Allocation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$135,552,815	$135,552,815	$—	$—

Total	$135,552,815	$135,552,815	$—	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

Hartford Core Equity Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.5%
	Banks - 10.2%
2,985,665	Bank of America Corp.	$67,595,456
716,145	Citigroup, Inc.	39,982,375
936,727	JP Morgan Chase & Co.	79,275,206
102,797	M&T Bank Corp.	16,711,708
495,216	PNC Financial Services Group, Inc.	59,653,720

		263,218,465

	Capital Goods - 7.0%
720,456	AMETEK, Inc.	36,815,301
352,259	Fortune Brands Home & Security, Inc.	19,420,039
95,509	General Dynamics Corp.	17,294,770
390,597	Honeywell International, Inc.	46,215,437
233,243	Illinois Tool Works, Inc.	29,668,510
167,101	Snap-on, Inc.	30,333,844

		179,747,901

	Commercial & Professional Services - 3.2%
234,842	Equifax, Inc.	27,542,270
443,740	Republic Services, Inc.	25,461,801
342,468	Verisk Analytics, Inc. Class A*	28,301,556

		81,305,627

	Consumer Durables & Apparel - 2.7%
688,483	NIKE, Inc. Class B	36,420,751
624,678	VF Corp.	32,158,423

		68,579,174

	Consumer Services - 2.8%
927,970	Aramark	31,402,505
733,603	Starbucks Corp.	40,509,558

		71,912,063

	Diversified Financials - 1.8%
286,739	Capital One Financial Corp.	25,058,121
625,053	Synchrony Financial	22,389,399

		47,447,520

	Energy - 3.3%
306,704	Baker Hughes, Inc.	19,346,888
204,525	Concho Resources, Inc.*	28,518,966
366,643	EOG Resources, Inc.	37,243,596

		85,109,450

	Food & Staples Retailing - 3.5%
352,117	Costco Wholesale Corp.	57,729,582
977,020	Kroger Co.	33,179,599

		90,909,181

	Food, Beverage & Tobacco - 6.4%
824,100	Altria Group, Inc.	58,659,438
315,467	Molson Coors Brewing Co. Class B	30,448,875
1,150,298	Mondelez International, Inc. Class A	50,935,196
554,174	Monster Beverage Corp.*	23,607,812

		163,651,321

	Health Care Equipment & Services - 5.6%
481,331	HCA Holdings, Inc.*	38,641,253
536,877	Hologic, Inc.*	21,759,625
490,980	Medtronic plc	37,324,299
290,761	UnitedHealth Group, Inc.	47,132,358

		144,857,535

	Household & Personal Products - 3.3%
670,929	Colgate-Palmolive Co.	43,328,595
499,541	Estee Lauder Cos., Inc. Class A	40,567,724

		83,896,319

Hartford Core Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Insurance - 4.2%
345,368	Allstate Corp.	$25,975,127
396,253	Chubb Ltd.	52,103,307
798,035	XL Group Ltd.	29,982,175

		108,060,609

	Materials - 3.6%
593,663	Crown Holdings, Inc.*	32,158,725
432,605	Dow Chemical Co.	25,796,236
299,226	Ecolab, Inc.	35,946,019

		93,900,980

	Media - 2.4%
828,144	Comcast Corp. Class A	62,458,621

	Pharmaceuticals, Biotechnology & Life Sciences - 6.6%
162,100	Allergan plc*	35,482,069
682,129	Bristol-Myers Squibb Co.	33,533,462
434,566	Eli Lilly & Co.	33,474,619
648,180	Merck & Co., Inc.	40,180,678
184,755	Thermo Fisher Scientific, Inc.	28,154,814

		170,825,642

	Retailing - 4.4%
8,553	AutoZone, Inc.*	6,200,754
375,614	Dollar Tree, Inc.*	28,993,645
520,662	Lowe’s Cos., Inc.	38,049,979
529,576	TJX Cos., Inc.	39,675,834

		112,920,212

	Semiconductors & Semiconductor Equipment - 1.9%
340,178	Analog Devices, Inc.	25,492,939
120,346	Broadcom Ltd.	24,009,027

		49,501,966

	Software & Services - 11.6%
157,282	Accenture plc Class A	17,909,701
75,133	Alphabet, Inc. Class A*	61,623,335
16,968	Alphabet, Inc. Class C*	13,519,933
399,422	Automatic Data Processing, Inc.	40,337,628
636,992	eBay, Inc.*	20,275,455
232,032	Electronic Arts, Inc.*	19,358,430
539,247	GoDaddy, Inc. Class A*	19,267,295
431,425	Mastercard, Inc. Class A	45,873,420
673,495	Microsoft Corp.	43,541,452
458,619	PayPal Holdings, Inc.*	18,243,864

		299,950,513

	Technology Hardware & Equipment - 4.9%
665,080	Apple, Inc.	80,707,458
504,580	Keysight Technologies, Inc.*	18,704,781
103,689	SYNNEX Corp.	12,461,344
191,459	Western Digital Corp.	15,265,026

		127,138,609

	Transportation - 1.3%
176,146	FedEx Corp.	33,310,970

	Utilities - 4.8%
662,274	American Electric Power Co., Inc.	42,425,272
395,947	NextEra Energy, Inc.	48,986,563
422,365	Pinnacle West Capital Corp.	32,788,194

		124,200,029

	Total Common Stocks (cost $2,271,414,402)	2,462,902,707

Hartford Core Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Total Long-Term Investments (cost $2,271,414,402)		2,462,902,707

Short-Term Investments - 3.9%
	Other Investment Pools & Funds - 3.9%
100,654,789	Fidelity Institutional Government Fund, Institutional Class		$100,654,789

	Total Short-Term Investments (cost $100,654,789)		100,654,789

	Total Investments (cost $2,372,069,191)^	99.4%	$2,563,557,496
	Other Assets and Liabilities	0.6%	15,155,589

	Total Net Assets	100.0%	$2,578,713,085

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$236,957,581
Unrealized Depreciation	(45,469,276)

Net Unrealized Appreciation	$191,488,305

*	Non-income producing.

Futures Contracts Outstanding at January 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	717	03/17/2017	$81,151,666	$81,540,825	$389,159

Total futures contracts					$389,159

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Core Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$263,218,465	$263,218,465	$—	$—
Capital Goods	179,747,901	179,747,901	—	—
Commercial & Professional Services	81,305,627	81,305,627	—	—
Consumer Durables & Apparel	68,579,174	68,579,174	—	—
Consumer Services	71,912,063	71,912,063	—	—
Diversified Financials	47,447,520	47,447,520	—	—
Energy	85,109,450	85,109,450	—	—
Food & Staples Retailing	90,909,181	90,909,181	—	—
Food, Beverage & Tobacco	163,651,321	163,651,321	—	—
Health Care Equipment & Services	144,857,535	144,857,535	—	—
Household & Personal Products	83,896,319	83,896,319	—	—
Insurance	108,060,609	108,060,609	—	—
Materials	93,900,980	93,900,980	—	—
Media	62,458,621	62,458,621	—	—
Pharmaceuticals, Biotechnology & Life Sciences	170,825,642	170,825,642	—	—
Retailing	112,920,212	112,920,212	—	—
Semiconductors & Semiconductor Equipment	49,501,966	49,501,966	—	—
Software & Services	299,950,513	299,950,513	—	—
Technology Hardware & Equipment	127,138,609	127,138,609	—	—
Transportation	33,310,970	33,310,970	—	—
Utilities	124,200,029	124,200,029	—	—
Short-Term Investments	100,654,789	100,654,789	—	—
Futures Contracts(2)	389,159	389,159	—	—

Total	$2,563,946,655	$2,563,946,655	$—	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The Hartford Dividend and Growth Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.3%
	Automobiles & Components - 1.1%
7,287,990	Ford Motor Co.	$90,079,556

	Banks - 12.3%
9,696,645	Bank of America Corp.	219,532,043
908,960	Bank of Nova Scotia	54,337,629
2,952,980	JP Morgan Chase & Co.	249,910,697
1,430,591	PNC Financial Services Group, Inc.	172,328,992
585,665	US Bancorp	30,835,262
4,233,310	Wells Fargo & Co.	238,462,352

		965,406,975

	Capital Goods - 5.0%
841,700	ABB Ltd. ADR*	20,049,294
381,430	Boeing Co.	62,333,291
711,545	Caterpillar, Inc.	68,066,395
1,125,160	Eaton Corp. plc	79,638,825
706,444	Honeywell International, Inc.	83,586,454
250,180	Lockheed Martin Corp.	62,877,739
69,320	WW Grainger, Inc.	17,508,152

		394,060,150

	Commercial & Professional Services - 0.5%
333,510	Equifax, Inc.	39,114,053

	Consumer Durables & Apparel - 0.2%
311,540	VF Corp.	16,038,079

	Consumer Services - 0.5%
715,796	Hilton Worldwide Holdings, Inc.	41,215,553

	Diversified Financials - 4.2%
176,948	BlackRock, Inc.	66,175,013
221,270	Goldman Sachs Group, Inc.	50,741,636
881,550	Intercontinental Exchange, Inc.	51,447,258
564,660	Invesco Ltd.	16,329,967
803,980	Northern Trust Corp.	66,698,181
2,132,920	Synchrony Financial	76,401,195

		327,793,250

	Energy - 9.5%
834,110	Anadarko Petroleum Corp.	57,995,668
1,819,350	Chevron Corp.	202,584,623
294,429	EOG Resources, Inc.	29,908,098
1,516,746	Exxon Mobil Corp.	127,239,822
392,020	Halliburton Co.	22,176,571
2,011,290	Hess Corp.	108,971,692
852,503	Royal Dutch Shell plc Class B	24,078,438
2,517,540	Suncor Energy, Inc.	78,144,442
1,857,899	Total S.A. ADR	93,935,373

		745,034,727

	Food & Staples Retailing - 2.3%
358,780	Costco Wholesale Corp.	58,821,981
759,240	CVS Health Corp.	59,835,704
757,117	Walgreens Boots Alliance, Inc.	62,038,167

		180,695,852

	Food, Beverage & Tobacco - 3.6%
687,920	Coca-Cola Co.	28,596,834
1,928,070	Mondelez International, Inc. Class A	85,374,940
866,830	PepsiCo, Inc.	89,959,618
839,995	Philip Morris International, Inc.	80,748,719

		284,680,111

	Health Care Equipment & Services - 4.1%
1,098,090	Cardinal Health, Inc.	82,312,826
208,430	McKesson Corp.	29,003,035

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

1,591,120	Medtronic plc	$120,956,942
558,606	UnitedHealth Group, Inc.	90,550,033

		322,822,836

	Household & Personal Products - 0.4%
297,440	Colgate-Palmolive Co.	19,208,675
396,600	Unilever N.V.	16,121,790

		35,330,465

	Insurance - 7.9%
1,424,333	Chubb Ltd.	187,285,546
1,388,510	Marsh & McLennan Cos., Inc.	94,446,450
1,131,735	MetLife, Inc.	61,577,701
1,933,325	Principal Financial Group, Inc.	110,373,524
1,598,840	Prudential Financial, Inc.	168,054,073

		621,737,294

	Materials - 3.7%
427,280	Ball Corp.	32,584,373
836,530	BHP Billiton plc ADR	30,608,633
1,024,670	Celanese Corp. Series A	86,482,148
1,111,420	Dow Chemical Co.	66,273,974
1,359,520	International Paper Co.	76,948,832

		292,897,960

	Media - 3.5%
2,856,652	Comcast Corp. Class A	215,448,694
1,937,986	Twenty-First Century Fox, Inc. Class A	60,814,001

		276,262,695

	Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
4,164,720	AstraZeneca plc ADR	113,405,326
2,690,470	Bristol-Myers Squibb Co.	132,263,505
1,127,453	Eli Lilly & Co.	86,847,705
1,117,267	Johnson & Johnson	126,530,488
3,543,088	Merck & Co., Inc.	219,636,025
2,797,783	Pfizer, Inc.	88,773,654

		767,456,703

	Real Estate - 0.6%
432,930	American Tower Corp. REIT	44,808,255

	Retailing - 2.0%
479,900	Expedia, Inc.	58,351,041
531,320	L Brands, Inc.	31,990,777
927,760	Lowe’s Cos., Inc.	67,800,701

		158,142,519

	Semiconductors & Semiconductor Equipment - 3.1%
5,534,560	Intel Corp.	203,782,499
550,570	Texas Instruments, Inc.	41,590,058

		245,372,557

	Software & Services - 7.6%
703,235	Accenture plc Class A	80,077,370
230,477	Alphabet, Inc. Class A*	189,034,931
1,611,480	eBay, Inc.*	51,293,408
4,299,942	Microsoft Corp.	277,991,250

		598,396,959

	Technology Hardware & Equipment - 4.0%
1,318,785	Apple, Inc.	160,034,560
2,832,675	Cisco Systems, Inc.	87,019,776
793,310	Motorola Solutions, Inc.	64,028,050

		311,082,386

	Telecommunication Services - 1.9%
3,124,690	Verizon Communications, Inc.	153,141,057

	Transportation - 4.8%
426,076	Canadian National Railway Co.	29,620,803

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

2,141,201	CSX Corp.		$99,330,314
1,064,590	Delta Air Lines, Inc.		50,291,232
324,370	FedEx Corp.		61,341,611
1,234,213	United Parcel Service, Inc. Class B		134,689,665

			375,273,625

	Utilities - 4.7%
1,291,415	Dominion Resources, Inc.		98,509,136
1,182,950	Edison International		86,213,396
1,862,175	Exelon Corp.		66,814,839
988,545	NextEra Energy, Inc.		122,302,788

			373,840,159

	Total Common Stocks (cost $5,509,523,216)		7,660,683,776

	Total Long-Term Investments (cost $5,509,523,216)		7,660,683,776

Short-Term Investments - 2.9%
	Other Investment Pools & Funds - 2.9%
225,232,960	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		225,232,960

	Total Short-Term Investments (cost $225,232,960)		225,232,960

	Total Investments (cost $5,734,756,176)^	100.2%	$7,885,916,736
	Other Assets and Liabilities	(0.2)%	(15,157,455)

	Total Net Assets	100.0%	$7,870,759,281

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$2,184,433,364
Unrealized Depreciation	(33,272,804)

Net Unrealized Appreciation	$2,151,160,560

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$90,079,556	$90,079,556	$—	$—
Banks	965,406,975	965,406,975	—	—
Capital Goods	394,060,150	394,060,150	—	—
Commercial & Professional Services	39,114,053	39,114,053	—	—
Consumer Durables & Apparel	16,038,079	16,038,079	—	—
Consumer Services	41,215,553	41,215,553	—	—
Diversified Financials	327,793,250	327,793,250	—	—
Energy	745,034,727	720,956,289	24,078,438	—
Food & Staples Retailing	180,695,852	180,695,852	—	—
Food, Beverage & Tobacco	284,680,111	284,680,111	—	—
Health Care Equipment & Services	322,822,836	322,822,836	—	—
Household & Personal Products	35,330,465	35,330,465	—	—
Insurance	621,737,294	621,737,294	—	—
Materials	292,897,960	292,897,960	—	—
Media	276,262,695	276,262,695	—	—
Pharmaceuticals, Biotechnology & Life Sciences	767,456,703	767,456,703	—	—
Real Estate	44,808,255	44,808,255	—	—
Retailing	158,142,519	158,142,519	—	—
Semiconductors & Semiconductor Equipment	245,372,557	245,372,557	—	—
Software & Services	598,396,959	598,396,959	—	—
Technology Hardware & Equipment	311,082,386	311,082,386	—	—
Telecommunication Services	153,141,057	153,141,057	—	—
Transportation	375,273,625	375,273,625	—	—
Utilities	373,840,159	373,840,159	—	—
Short-Term Investments	225,232,960	225,232,960	—	—

Total	$7,885,916,736	$7,861,838,298	$24,078,438	$—

(1)	For the period ended January 31, 2017, there were no transfers between any levels.

Hartford Emerging Markets Equity Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.5%
	Brazil - 8.5%
173,500	Banco Bradesco S.A. (Preference Shares)	$1,800,466
38,873	Banco do Brasil S.A.	383,783
63,009	Banco Santander Brasil S.A. ADR	624,419
24,300	Centrais Eletricas Brasileiras S.A.*	160,632
13,947	Cia Paranaense de Energia ADR	142,399
24,059	Cosan Ltd. Class A	196,803
39,002	EDP - Energias do Brasil S.A.	173,901
94,700	Gerdau S.A. (Preference Shares)	366,647
124,200	Itau Unibanco Holding S.A. (Preference Shares)	1,467,807
50,606	Kroton Educacional S.A.	216,968
15,836	Localiza Rent a Car S.A.	185,191
7,197	M Dias Branco S.A.	283,029
56,009	Qualicorp S.A.	366,331
14,416	Raia Drogasil S.A.	299,657
22,901	Smiles S.A.	377,916
11,200	Telefonica Brasil S.A. (Preference Shares)	165,880
36,735	Transmissora Alianca de Energia Eletrica S.A. UNIT	250,177

		7,462,006

	Chile - 0.5%
106,512	Cencosud S.A.	309,547
29,000	Enel Chile S.A.	139,780

		449,327

	China - 21.5%
496,042	Agile Group Holdings Ltd.	264,879
1,522,520	Agricultural Bank of China Ltd. Class H	635,989
18,582	Alibaba Group Holding Ltd. ADR*	1,882,542
102,756	Anhui Conch Cement Co., Ltd. Class H	330,665
1,445,019	Bank of China Ltd. Class H	654,473
1,287,568	Bank of Communications Co., Ltd. Class H	947,061
573,305	China Cinda Asset Management Co., Ltd. Class H	198,613
3,187,025	China Construction Bank Corp. Class H	2,362,823
348,318	China Shenhua Energy Co., Ltd. Class H	736,103
1,223,781	China Telecom Corp. Ltd. Class H	577,794
262,500	Chongqing Rural Commercial Bank Co., Ltd. Class H	159,844
627,522	Dongfeng Motor Group Co., Ltd. Class H	665,259
569,058	Geely Automobile Holdings Ltd.	672,583
521,623	Great Wall Motor Co., Ltd. Class H	522,657
171,101	Guangzhou Automobile Group Co., Ltd. Class H	233,350
169,200	Guangzhou R&F Properties Co., Ltd. Class H	217,015
1,640,787	Industrial & Commercial Bank of China Ltd. Class H	1,003,152
345,943	KWG Property Holding Ltd.	198,797
112,500	Longfor Properties Co., Ltd.	161,964
6,405	NetEase, Inc. ADR	1,626,229
4,703	New Oriental Education & Technology Group, Inc. ADR*	223,628
1,106,179	People’s Insurance Co. Group of China Ltd. Class H	430,882
96,107	PICC Property & Casualty Co., Ltd. Class H	145,280
60,276	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	153,509
2,516	SINA Corp.*	175,416
337,535	Sinopec Shanghai Petrochemical Co., Ltd. Class H	209,006
67,349	Sinopharm Group Co., Ltd. Class H	307,779
77,019	Tencent Holdings Ltd.	2,013,689
159,466	TravelSky Technology Ltd. Class H	358,194
7,332	Weibo Corp. ADR*	353,549
95,208	Weichai Power Co., Ltd. Class H	168,709
259,495	Yanzhou Coal Mining Co., Ltd. Class H	203,276

		18,794,709

	Greece - 0.3%
15,238	Motor Oil Hellas Corinth Refineries S.A.	218,548

	Hong Kong - 4.2%
36,025	Beijing Enterprises Holdings Ltd.	179,579

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

737,768	Belle International Holdings Ltd.	$449,703
140,489	China Everbright Ltd.	268,226
102,484	China Mobile Ltd.	1,153,214
163,148	China Resources Land Ltd.	403,555
152,791	China Resources Power Holdings Co., Ltd.	262,416
461,321	Ju Teng International Holdings Ltd.	148,423
405,903	Nine Dragons Paper Holdings Ltd.	467,168
346,296	Shenzhen Investment Ltd.	140,809
171,750	Shimao Property Holdings Ltd.	230,088

		3,703,181

	India - 9.8%
125,492	Apollo Tyres Ltd.	334,218
88,957	Bharat Petroleum Corp. Ltd.	895,602
23,726	Ceat Ltd.	408,942
42,713	Chennai Petroleum Corp. Ltd.	207,758
94,945	Dewan Housing Finance Corp. Ltd.	400,135
36,683	Escorts Ltd.	196,793
13,732	HCL Technologies Ltd.	164,453
147,345	Hindalco Industries Ltd.	412,172
98,397	Hindustan Petroleum Corp. Ltd.	758,061
220,911	Housing Development & Infrastructure Ltd.*	203,790
7,653	Maruti Suzuki India Ltd.	665,972
179,090	Oil & Natural Gas Corp. Ltd.	536,182
369,340	Power Finance Corp. Ltd.	708,375
24,207	Reliance Infrastructure Ltd.	184,317
340,914	Rural Electrification Corp. Ltd.	714,663
6,939	SRF Ltd.	175,734
85,564	Sun TV Network Ltd.	669,970
152,105	Vedanta Ltd.	569,146
43,615	Wipro Ltd. ADR	402,567

		8,608,850

	Indonesia - 2.8%
1,920,339	Adaro Energy Tbk PT	244,073
1,400,998	Bank Negara Indonesia Persero Tbk PT	598,592
45,500	Gudang Garam Tbk PT	210,390
4,820,539	Telekomunikasi Indonesia Persero Tbk PT	1,397,400

		2,450,455

	Malaysia - 2.3%
319,499	AirAsia Bhd	183,931
402,022	MISC Bhd	664,399
382,558	Tenaga Nasional Bhd	1,156,321

		2,004,651

	Malta - 0.2%
25,744	Brait SE*	151,497

	Mexico - 3.4%
382,323	Alfa S.A.B. de C.V. Class A	496,112
47,565	Coca-Cola Femsa S.A.B. de C.V. Series L	294,694
26,862	Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR*	364,517
220,797	Grupo Mexico S.A.B. de C.V. Series B	664,292
212,527	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	382,484
445,666	Wal-Mart de Mexico S.A.B. de C.V.	788,600

		2,990,699

	Poland - 1.1%
9,335	Jastrzebska Spolka Weglowa S.A.*	156,131
38,225	Polski Koncern Naftowy Orlen S.A.	775,728

		931,859

	Qatar - 0.1%
12,906	Barwa Real Estate Co.	123,473

	Russia - 3.6%
28,653	Lukoil PJSC ADR	1,614,733
69,228	Rosneft Oil Co. PJSC GDR	459,039

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

138,641	RusHydro PJSC ADR	$235,530
58,684	Sberbank of Russia PJSC ADR	688,082
11,606	Severstal PJSC GDR	184,358

		3,181,742

	South Africa - 6.9%
30,112	African Rainbow Minerals Ltd.	269,686
14,824	Barclays Africa Group Ltd.	174,589
49,262	Barloworld Ltd.	405,035
66,166	Exxaro Resources Ltd.	522,061
12,380	Imperial Holdings Ltd.	153,706
43,967	Kumba Iron Ore Ltd.*	678,123
22,282	Liberty Holdings Ltd.	181,894
4,145	Naspers Ltd. Class N	660,348
18,050	Nedbank Group Ltd.	311,345
19,403	Resilient REIT Ltd.	168,480
32,594	Sappi Ltd.	209,573
27,995	Shoprite Holdings Ltd.	371,598
26,781	SPAR Group Ltd.	378,611
94,943	Standard Bank Group Ltd.	1,015,291
71,782	Telkom S.A. SOC Ltd.	393,385
5,884	Tiger Brands Ltd.	177,598

		6,071,323

	South Korea - 17.7%
28,205	Hana Financial Group, Inc.	836,300
19,874	Hanwha Chemical Corp.	446,442
17,542	Hanwha Corp.	532,331
8,868	Hyundai Development Co-Engineering & Construction	333,677
2,390	Hyundai Mobis Co., Ltd.	497,206
34,551	Industrial Bank of Korea	377,413
25,257	KB Financial Group, Inc.	1,022,033
6,614	KB Insurance Co., Ltd.	140,164
6,076	Kia Motors Corp.	190,438
24,629	Korea Electric Power Corp.	901,988
5,461	KT&G Corp.	473,055
6,384	LG Display Co., Ltd.	168,421
1,954	Lotte Chemical Corp.	633,210
5,783	Poongsan Corp.	216,689
5,246	POSCO	1,226,122
2,769	Samsung Electronics Co., Ltd.	4,709,446
12,341	Shinhan Financial Group Co., Ltd.	487,744
25,013	SK Hynix, Inc.	1,155,198
5,202	SK Innovation Co., Ltd.	704,714
34,131	Woori Bank	385,298

		15,437,889

	Taiwan - 10.9%
996,636	AU Optronics Corp.	412,684
138,286	Cheng Shin Rubber Industry Co., Ltd.	275,300
923,571	China Life Insurance Co., Ltd.	903,878
471,352	Compal Electronics, Inc.	284,392
61,431	FLEXium Interconnect, Inc.	176,473
233,000	Fubon Financial Holding Co., Ltd.	378,683
740,102	Hon Hai Precision Industry Co., Ltd.	1,984,789
1,520,418	Innolux Corp.	644,072
240,787	Inventec Corp.	181,095
69,311	Kinsus Interconnect Technology Corp.	159,576
2,082	Largan Precision Co., Ltd.	297,802
125,072	Lite-On Technology Corp.	188,915
121,879	Micro-Star International Co., Ltd.	295,699
9,895	Silicon Motion Technology Corp. ADR	386,895
6,645	St Shine Optical Co., Ltd.	125,552
473,131	Taiwan Semiconductor Manufacturing Co., Ltd.	2,819,322

		9,515,127

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Thailand - 2.1%
188,585	Charoen Pokphand Foods plc		$152,646
66,334	PTT Exploration & Production PCL		184,628
179,800	PTT Global Chemical PCL		347,242
43,663	PTT PCL		500,990
469,696	Star Petroleum Refining PCL		165,436
273,794	Thai Union Group PCL Class F		161,741
897,138	Thaifoods Group PCL NVDR*		165,563
143,924	Thanachart Capital PCL		194,161

			1,872,407

	Turkey - 1.6%
351,339	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT		286,134
478,966	Turkiye Vakiflar Bankasi TAO		624,393
438,276	Yapi ve Kredi Bankasi AS*		445,264

			1,355,791

	United Arab Emirates - 1.0%
213,087	Aldar Properties PJSC		148,402
632,968	DAMAC Properties Dubai Co. PJSC		465,118
43,710	Emirates Telecommunications Group Co. PJSC		213,022

			826,542

	Total Common Stocks (cost $76,863,005)		86,150,076

Preferred Stocks - 0.4%
	Brazil - 0.4%
117,100	Itausa - Investimentos Itau S.A. *		344,860

	Total Preferred Stocks (cost $286,855)		344,860

	Total Long-Term Investments (cost $77,149,860)		86,494,936

Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 1.4%
1,229,845	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		1,229,845

	Total Short-Term Investments (cost $1,229,845)		1,229,845

	Total Investments (cost $78,379,705)^	100.3%	$87,724,781
	Other Assets and Liabilities	(0.3)%	(265,080)

	Total Net Assets	100.0%	$87,459,701

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$12,787,932
Unrealized Depreciation	(3,442,856)

Net Unrealized Appreciation	$9,345,076

*	Non-income producing.

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Futures Contracts Outstanding at January 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Emerging Market (mini MSCI) Index Future	20	03/17/2017	$882,235	$915,100	$32,865

Total futures contracts					$32,865

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Brazil	$7,462,006	$7,462,006	$—	$—
Chile	449,327	449,327	—	—
China	18,794,709	4,261,364	14,533,345	—
Greece	218,548	—	218,548	—
Hong Kong	3,703,181	—	3,703,181	—
India	8,608,850	402,567	8,206,283	—
Indonesia	2,450,455	—	2,450,455	—
Malaysia	2,004,651	183,931	1,820,720	—
Malta	151,497	—	151,497	—
Mexico	2,990,699	2,990,699	—	—
Poland	931,859	156,131	775,728	—
Qatar	123,473	—	123,473	—
Russia	3,181,742	—	3,181,742	—
South Africa	6,071,323	1,082,566	4,988,757	—
South Korea	15,437,889	—	15,437,889	—
Taiwan	9,515,127	386,895	9,128,232	—
Thailand	1,872,407	1,541,408	330,999	—
Turkey	1,355,791	—	1,355,791	—
United Arab Emirates	826,542	213,022	613,520	—
Preferred Stocks	344,860	344,860	—	—
Short-Term Investments	1,229,845	1,229,845	—	—
Futures Contracts(2)	32,865	32,865	—	—

Total	$87,757,646	$20,737,486	$67,020,160	$—

(1) For the period ended January 31, 2017, investments valued at $2,138,334 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $991,300 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 23.8%
	Argentina - 0.8%
	Aeropuertos Argentina S.A.
$ 175,000	6.88%, 02/01/2027(1)	$176,925
187,040	10.75%, 12/01/2020(2)	201,261
150,000	Banco Macro S.A. 6.75%, 11/04/2026(1)(3)	145,605
50,000	IRSA Propiedades Comerciales S.A. 8.75%, 03/23/2023(1)	53,500
150,000	Pampa Energia S.A. 7.50%, 01/24/2027(1)	148,494

		725,785

	Austria - 0.4%
200,000	BRF GmbH 4.35%, 09/29/2026(1)	188,250
200,000	Eldorado Intl. Finance GmbH 8.63%, 06/16/2021(1)	178,000

		366,250

	Azerbaijan - 0.5%
200,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(1)	216,124
260,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(2)	274,040

		490,164

	Barbados - 0.3%
240,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(2)	255,000

	Bermuda - 0.8%
275,000	Digicel Group Ltd. 7.13%, 04/01/2022(2)	219,879
215,000	GCX Ltd. 7.00%, 08/01/2019(2)	214,576
310,000	Inkia Energy Ltd. 8.38%, 04/04/2021(2)	320,850

		755,305

	Brazil - 1.0%
270,000	Banco do Brasil S.A. 5.88%, 01/26/2022(2)	277,830
200,000	Centrais Electricas Brasileiras S.A. 5.75%, 10/27/2021(2)	201,440
200,000	Samarco Mineracao S.A. 4.13%, 11/01/2022(2)	132,200
325,000	Votorantim Cimentos S.A. 7.25%, 04/05/2041(2)	316,842

		928,312

	British Virgin Islands - 1.7%
245,000	CLP Power HK Finance Ltd. 4.25%, 11/07/2019(2)(3)(4)	249,430
270,000	GTL Trade Finance, Inc. 5.89%, 04/29/2024(2)	273,375
470,000	HLP Finance Ltd. 4.75%, 06/25/2022(2)	492,648
615,000	SmarTone Finance Ltd. 3.88%, 04/08/2023(2)	605,068

		1,620,521

	Cayman Islands - 2.7%
230,000	Alliance Global Group Cayman Islands, Inc. 6.50%, 08/18/2017(2)	235,175
360,000	Alpha Star Holding Ltd. 4.97%, 04/09/2019(2)	357,300

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 275,000	Emirates NBD Tier Ltd. 5.75%, 05/30/2019(2)(3)(4)	$279,702
225,000	Geely Automobile Holdings Ltd. 5.25%, 10/06/2019(2)	233,033
300,000	KWG Property Holding Ltd. 8.98%, 01/14/2019(2)	313,462
200,000	Longfor Properties Co., Ltd. 6.75%, 01/29/2023(2)	211,868
240,000	MAF Global Securities Ltd. 7.13%, 10/29/2018(2)(3)(4)	254,160
200,000	Semiconductor Manufacturing International Corp. 4.13%, 10/07/2019(2)	205,496
275,000	Shimao Property Holdings Ltd. 8.38%, 02/10/2022(2)	307,916
200,000	Yuzhou Properties Co., Ltd. 6.00%, 10/25/2023(2)	194,827

		2,592,939

	Chile - 0.6%
200,000	Cencosud S.A. 5.15%, 02/12/2025(1)	205,802
350,000	Empresa Electrica Angamos S.A. 4.88%, 05/25/2029(2)	339,747

		545,549

	China - 0.2%
225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(1)	234,560

	Colombia - 0.6%
200,000	Banco de Bogota S.A. 6.25%, 05/12/2026(1)	207,800
280,000	Empresa de Energia de Bogota S.A. ESP 6.13%, 11/10/2021(2)	289,100
COP 280,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)	72,547

		569,447

	Dominican Republic - 0.2%
$ 200,000	Aeropuertos Dominicanos Siglo XXI S.A. 6.75%, 03/30/2029(1)	204,250

	India - 1.3%
255,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(1)	252,075
240,000	ICICI Bank Ltd. 6.38%, 04/30/2022(2)(3)	240,433
230,000	Indian Oil Corp. Ltd. 5.75%, 08/01/2023(2)	254,987
230,000	NTPC Ltd. 4.38%, 11/26/2024(2)	234,344
275,000	Reliance Industries Ltd. 4.88%, 02/10/2045(1)	263,198

		1,245,037

	Ireland - 0.6%
350,000	Borets Finance Ltd. 7.63%, 09/26/2018(2)	352,737
200,000	Novolipetsk Steel via Steel Funding DAC 4.50%, 06/15/2023(2)	199,990

		552,727

	Kazakhstan - 0.7%
295,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/2021(2)	315,709
310,000	Zhaikmunai LLP 6.38%, 02/14/2019(2)	303,682

		619,391

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Luxembourg - 2.1%
$ 200,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	$190,350
ZAR 475,000	European Investment Bank 0.00%, 12/31/2018(5)	30,311
$ 275,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(1)	273,281
365,000	Petrobras Global Finance B.V. 5.38%, 01/27/2021	367,391
380,000	Sberbank of Russia Via SB Capital S.A. 5.13%, 10/29/2022(2)	387,553
200,000	Severstal OAO Via Steel Capital S.A. 5.90%, 10/17/2022(2)	216,344
515,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(2)	557,488

		2,022,718

	Mauritius - 0.4%
200,000	Greenko Investment Co. 4.88%, 08/16/2023(2)	191,582
200,000	MTN Mauritius Investment Ltd. 5.37%, 02/13/2022(1)	202,163

		393,745

	Mexico - 2.1%
225,000	BBVA Bancomer S.A. 6.75%, 09/30/2022(2)	244,688
200,000	Mexico City Airport Trust 5.50%, 10/31/2046(1)	180,700
	Petroleos Mexicanos
EUR 255,000	5.50%, 02/24/2025(2)	298,002
$ 1,085,000	6.75%, 09/21/2047	1,023,914
200,000	Trust F 5.25%, 01/30/2026(1)	189,000

		1,936,304

	Morocco - 0.3%
295,000	OCP S.A. 6.88%, 04/25/2044(2)	302,375

	Netherlands - 1.4%
240,000	ICTSI Treasury B.V. 5.88%, 09/17/2025(2)	252,018
200,000	Ihs Netherlands Holdco B.V. 9.50%, 10/27/2021(1)	211,215
330,000	Myriad International Holdings B.V. 5.50%, 07/21/2025(2)	336,488
	Petrobras Global Finance B.V.
150,000	7.25%, 03/17/2044	140,700
90,000	7.38%, 01/17/2027	93,438
40,000	8.38%, 05/23/2021	44,600
265,000	VTR Finance B.V. 6.88%, 01/15/2024(2)	278,250

		1,356,709

	Peru - 0.7%
321,000	Banco de Credito del Peru/Panama 6.88%, 09/16/2026(2)(3)	360,323
250,000	Union Andina de Cementos SAA 5.88%, 10/30/2021(1)	258,150

		618,473

	Philippines - 0.3%
240,000	SM Investments Corp. 4.88%, 06/10/2024(2)	249,136

	Singapore - 1.1%
200,000	BOC Aviation Ltd. 3.88%, 04/27/2026(1)	195,415

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 260,000	STATS ChipPAC Ltd. 8.50%, 11/24/2020(1)	$273,000
200,000	STATS ChipPAC Pte Ltd. 8.50%, 11/24/2020(2)	210,000
390,000	United Overseas Bank Ltd. 3.75%, 09/19/2024(2)(3)	396,907

		1,075,322

	Thailand - 0.7%
225,000	Krung Thai Bank PCL/Cayman Islands 5.20%, 12/26/2024(2)(3)	233,571
435,000	PTT Exploration & Production PCL 4.88%, 06/18/2019(1)(3)(4)	441,230

		674,801

	Turkey - 1.5%
200,000	Turkcell Iletisim Hizmetleri AS 5.75%, 10/15/2025(2)	193,872
	Turkiye Is Bankasi
225,000	5.38%, 10/06/2021(1)	216,416
200,000	5.38%, 10/06/2021(2)	192,370
	Turkiye Sinai Kalkinma Bankasi AS
200,000	4.88%, 05/18/2021(2)	189,493
400,000	5.13%, 04/22/2020(2)	394,080
200,000	Yasar Holding AS 8.88%, 05/06/2020(2)	202,708

		1,388,939

	United Arab Emirates - 0.1%
110,000	DP World Ltd. 6.85%, 07/02/2037(2)	121,334

	United Kingdom - 0.4%
ZAR 550,000	European Bank for Reconstruction & Development 0.00%, 12/31/2020(5)	29,856
$ 340,000	Tullow Oil PLC 6.25%, 04/15/2022(2)	314,500

		344,356

	United States - 0.3%
230,000	Southern Copper Corp. 6.75%, 04/16/2040	252,640

	Total Corporate Bonds (cost $22,230,772)	22,442,089

Foreign Government Obligations - 69.2%
	Angola - 0.2%
200,000	Angolan Government International Bond 9.50%, 11/12/2025(2)	190,928

	Argentina - 2.4%
700,000	Argentina Treasury Bill 2.90%, 03/06/2017(5)	698,117
	Argentine Bonos del Tesoro
ARS 1,690,000	15.50%, 10/17/2026	115,022
2,145,000	16.00%, 10/17/2023	139,720
7,675,000	18.20%, 10/03/2021	512,474
$ 250,000	City of Buenos Aires Argentina 7.50%, 06/01/2027(1)	254,375
150,000	Provincia de Buenos Aires 9.13%, 03/16/2024(1)	163,500
275,000	Provincia del Chaco Argentina 9.38%, 08/18/2024(1)	257,813
150,000	Provincia del Chubut Argentina 7.75%, 07/26/2026(1)	147,129

		2,288,150

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Brazil - 12.1%
EUR 100,000	Banco Nacional de Desenvolvimento Economico e Social 3.63%, 01/21/2019(2)	$111,998
	Brazil Letras do Tesouro Nacional
BRL 3,108,000	0.00%, 04/01/2018(5)	877,514
3,649,000	0.00%, 07/01/2018(5)	1,006,562
3,446,000	0.00%, 01/01/2019(5)	905,215
1,508,000	0.00%, 07/01/2019(5)	376,996
16,314,000	0.00%, 01/01/2020(5)	3,873,336
5,094,000	0.00%, 07/01/2020(5)	1,151,809
	Brazil Notas do Tesouro Nacional
8,185,000	10.00%, 01/01/2021	2,549,323
1,208,000	10.00%, 01/01/2025	366,403
498,000	10.00%, 01/01/2027	149,954

		11,369,110

	Bulgaria - 0.3%
EUR 250,000	Bulgaria Government International Bond 3.13%, 03/26/2035(2)	264,815

	Chile - 0.4%
	Bonos de la Tesoreria de la Republica en pesos
CLP 45,000,000	4.50%, 03/01/2021	71,298
60,000,000	4.50%, 03/01/2026	94,960
152,500,000	Chile Government International Bond 5.50%, 08/05/2020	248,651

		414,909

	Colombia - 3.1%
	Colombian TES
COP 1,616,900,000	6.00%, 04/28/2028	511,373
346,000,000	7.00%, 09/11/2019	120,039
371,000,000	7.50%, 08/26/2026	132,422
1,303,300,000	7.75%, 09/18/2030	474,499
2,188,000,000	10.00%, 07/24/2024	891,482
2,014,500,000	11.00%, 07/24/2020	783,776

		2,913,591

	Ecuador - 0.2%
$ 200,000	Ecuador Government International Bond 10.75%, 03/28/2022(1)	224,500

	Egypt - 0.2%
205,000	Egypt Government International Bond 7.50%, 01/31/2027(1)	205,289

	Ghana - 0.7%
	Ghana Government Bond
GHS 180,000	21.00%, 03/23/2020	42,873
185,000	24.00%, 11/23/2020	47,656
100,000	24.50%, 06/21/2021	26,478
1,900,000	24.75%, 07/19/2021	510,509
250,000	Ghana Treasury Note 21.00%, 01/07/2019	57,516

		685,032

	Hungary - 3.1%
	Hungary Government Bond
HUF 330,120,000	2.00%, 10/30/2019	1,185,307
60,510,000	2.50%, 10/27/2021	216,099
159,380,000	3.00%, 06/26/2024	555,982
85,850,000	3.50%, 06/24/2020	320,497
75,080,000	5.50%, 06/24/2025	306,013
80,650,000	7.50%, 11/12/2020	342,090

		2,925,988

	Indonesia - 8.2%
	Indonesia Treasury Bond
IDR 5,466,000,000	5.63%, 05/15/2023	370,708
9,920,000,000	6.63%, 05/15/2033	641,726

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

IDR 9,880,000,000	8.25%, 06/15/2032	$740,462
1,301,000,000	8.25%, 05/15/2036	97,949
23,698,000,000	8.38%, 03/15/2024	1,841,353
11,253,000,000	8.38%, 09/15/2026	883,824
13,885,000,000	8.38%, 03/15/2034	1,058,078
11,201,000,000	8.75%, 05/15/2031	882,071
14,956,000,000	9.00%, 03/15/2029	1,209,585

		7,725,756

	Kazakhstan - 0.2%
EUR 125,000	KazAgro National Management Holding JSC 3.26%, 05/22/2019(2)	136,800

	Malaysia - 5.1%
	Malaysia Government Bond
MYR 2,095,000	3.42%, 08/15/2022	463,192
2,970,000	3.49%, 03/31/2020	668,965
375,000	3.66%, 10/15/2020	84,917
2,485,000	3.80%, 09/30/2022	558,205
1,325,000	3.80%, 08/17/2023	296,561
755,000	3.89%, 07/31/2020	172,301
1,785,000	3.96%, 09/15/2025	396,959
2,820,000	4.05%, 09/30/2021	646,911
1,635,000	4.16%, 07/15/2021	377,079
3,240,000	4.50%, 04/15/2030	729,451
1,850,000	Malaysia Government Investment Issue 4.39%, 07/07/2023	425,760

		4,820,301

	Mexico - 7.7%
	Mexican Bonos
MXN 4,989,100	5.75%, 03/05/2026	212,898
66,734,800	6.50%, 06/10/2021	3,129,302
15,192,700	6.50%, 06/09/2022	706,044
2,571,900	7.50%, 06/03/2027	122,608
9,987,400	7.75%, 05/29/2031	474,844
3,773,300	7.75%, 11/23/2034	177,387
2,511,400	8.00%, 06/11/2020	124,122
3,086,200	8.00%, 12/07/2023	153,453
2,987,800	8.50%, 05/31/2029	152,049
31,260,700	10.00%, 12/05/2024	1,734,039
3,744,600	10.00%, 11/20/2036	214,920
122,991	Mexican Udibonos 4.50%, 12/04/2025(6)	6,518

		7,208,184

	Mongolia - 0.2%
$ 200,000	Mongolia Government International Bond 10.88%, 04/06/2021(2)	210,932

	Peru - 1.2%
	Peru Government Bond
PEN 425,000	5.70%, 08/12/2024	130,321
100,000	6.35%, 08/12/2028	30,819
378,000	6.85%, 02/12/2042	115,971
2,010,000	6.90%, 08/12/2037	630,153
575,000	6.95%, 08/12/2031	183,652

		1,090,916

	Poland - 4.8%
	Poland Government Bond
PLN 605,000	1.50%, 04/25/2020	146,283
1,175,000	1.75%, 07/25/2021	278,940
1,075,000	2.50%, 07/25/2026	241,511
2,940,000	3.25%, 07/25/2025	711,056
3,885,000	4.00%, 10/25/2023	999,407
1,100,000	5.25%, 10/25/2020	299,206
1,275,000	5.75%, 10/25/2021	356,645
4,625,000	5.75%, 09/23/2022	1,300,410

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

PLN 955,000	Republic of Poland Government Bond 2.50%, 07/25/2027	$210,569

		4,544,027

	Russia - 5.8%
	Russian Federal Bond - OFZ
RUB 12,200,000	6.40%, 05/27/2020	193,176
32,715,000	7.00%, 01/25/2023	519,916
35,355,000	7.00%, 08/16/2023	560,167
42,610,000	7.05%, 01/19/2028	654,503
18,635,000	7.50%, 08/18/2021	304,362
3,195,000	7.60%, 04/14/2021	52,423
73,585,000	7.75%, 09/16/2026	1,192,089
118,125,000	8.50%, 09/17/2031	2,006,878

		5,483,514

	South Africa - 6.1%
	South Africa Government Bond
ZAR 2,218	6.25%, 03/31/2036	118
3,750,000	6.50%, 02/28/2041	199,183
8,690,000	7.00%, 02/28/2031	532,122
6,645,000	8.00%, 01/31/2030	447,314
13,310,000	8.25%, 03/31/2032	898,446
12,985,000	8.50%, 01/31/2037	874,072
3,665,000	8.75%, 01/31/2044	249,901
1,825,000	8.75%, 02/28/2048	124,194
3,070,000	8.88%, 02/28/2035	215,810
19,965,000	9.00%, 01/31/2040	1,403,656
9,130,000	10.50%, 12/21/2026	751,404

		5,696,220

	Thailand - 2.4%
	Thailand Government Bond
THB 5,974,808	1.20%, 07/14/2021(2)(6)	167,302
21,290,672	1.25%, 03/12/2028(2)(6)	559,747
22,880,000	3.63%, 06/16/2023	696,119
9,920,000	3.85%, 12/12/2025	306,331
15,300,000	4.88%, 06/22/2029	513,451

		2,242,950

	Turkey - 4.8%
$ 200,000	Export Credit Bank of Turkey 5.38%, 10/24/2023(1)	189,904
	Turkey Government Bond
TRY 1,100,000	7.10%, 03/08/2023	244,305
2,875,000	8.00%, 03/12/2025	649,954
1,015,000	8.50%, 09/14/2022	243,722
1,245,000	8.80%, 09/27/2023	299,606
1,170,000	9.00%, 07/24/2024	283,031
150,000	9.20%, 09/22/2021	37,509
1,225,000	9.50%, 01/12/2022	309,241
735,000	10.40%, 03/20/2024	191,681
1,900,000	10.60%, 02/11/2026	500,789
5,900,000	10.70%, 02/17/2021	1,558,989

		4,508,731

	Total Foreign Government Obligations (cost $67,152,915)	65,150,643

	Total Long-Term Investments (cost $89,383,687)	87,592,732
Short-Term Investments - 2.0%
	Other Investment Pools & Funds - 2.0%
1,843,511	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	1,843,511

	Total Short-Term Investments (cost $1,843,511)	1,843,511

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Investments Excluding Purchased Options (cost $91,227,198)	95.0%	$89,436,243
Total Purchased Options (cost $841,999)	0.5%	$428,055

Total Investments (cost $92,069,197)^	95.5%	$89,864,298
Other Assets and Liabilities	4.5%	4,274,427

Total Net Assets	100.0%	$94,138,725

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$2,401,326
Unrealized Depreciation	(4,606,225)

Net Unrealized Depreciation	$(2,204,899)

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $6,620,560, which represents 7.0% of total net assets.
(2)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $16,923,711, which represents 18.0% of total net assets.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Security is a zero-coupon bond.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

OTC Option Contracts Outstanding at January 31, 2017
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/BRL Put	CBK	3.34 BRL per USD	07/10/17	USD	694,000	$22,132	$30,585	$(8,453)
USD Call/BRL Put	GSC	3.93 BRL per USD	05/18/17	USD	1,027,000	2,095	20,930	(18,835)
USD Call/HUF Put	BOA	319.59 HUF per USD	06/19/17	USD	1,053,000	5,868	17,206	(11,338)
USD Call/HUF Put	UBS	310.10 HUF per USD	07/28/17	USD	1,868,000	21,772	29,179	(7,407)
USD Call/INR Put	CBK	69.65 INR per USD	07/10/17	USD	694,000	7,714	13,498	(5,784)
USD Call/KRW Put	CBK	1,197.00 KRW per USD	07/18/17	USD	1,984,000	33,089	46,455	(13,366)
USD Call/KRW Put	BCLY	1,180.00 KRW per USD	05/08/17	USD	2,069,000	28,043	43,821	(15,778)
USD Call/TRY Put	BOA	3.95 TRY per USD	02/19/18	USD	919,000	86,430	68,557	17,873
USD Call/ZAR Put	CBK	14.11 ZAR per USD	07/10/17	USD	694,000	27,964	35,429	(7,465)

Total Calls					11,002,000	$235,107	$305,660	$(70,553)

Puts
USD Put/IDR Call	DEUT	12,325.00 IDR per USD	03/07/17	USD	2,250,000	$115	$8,168	$(8,053)
USD Put/INR Call	JPM	64.55 INR per USD	03/06/17	USD	2,221,000	53	5,397	(5,344)
USD Put/MXN Call	GSC	16.82 MXN per USD	03/08/17	USD	1,863,000	15	50,394	(50,379)
USD Put/MXN Call	MSC	18.57 MXN per USD	03/23/17	USD	6,964,000	5,258	108,931	(103,673)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

USD Put/MYR Call	BOA	4.18 MYR per USD	04/21/17	USD	2,127,000	$2,161	52,494	(50,333)
USD Put/MYR Call	JPM	3.75 MYR per USD	07/04/17	USD	1,163,000	122	5,966	(5,844)
USD Put/PLN Call	BCLY	3.78 PLN per USD	04/27/17	USD	2,111,000	8,007	23,031	(15,024)
USD Put/RUB Call	DEUT	58.20 RUB per USD	03/20/17	USD	3,378,000	11,370	60,736	(49,366)
USD Put/RUB Call	BCLY	57.96 RUB per USD	05/19/17	USD	3,062,000	19,082	41,581	(22,499)
USD Put/RUB Call	CBK	57.40 RUB per USD	06/06/17	USD	959,000	5,289	4,733	556
USD Put/RUB Call	HSBC	59.05 RUB per USD	07/14/17	USD	2,250,000	30,731	57,938	(27,207)

Total Puts					28,348,000	$82,203	$419,369	$(337,166)

Total purchased option contracts					39,350,000	$317,310	$725,029	$(407,719)

Written option contracts:
Calls
USD Call/KRW Put	CBK	1,197.00 KRW per USD	02/17/17	USD	(1,984,000)	$(1,738)	$(10,287)	$8,549
USD Call/KRW Put	JPM	1,250.00 KRW per USD	05/08/17	USD	(2,069,000)	(8,118)	(26,483)	18,365
USD Call/KRW Put	GSC	1,250.00 KRW per USD	05/08/17	USD	(2,069,000)	(8,119)	(26,535)	18,416
USD Call/MXN Put	CBK	22.19 MXN per USD	07/10/17	USD	(2,082,000)	(59,537)	(91,452)	31,915
USD Call/MXN Put	GSC	22.65 MXN per USD	01/23/18	USD	(968,000)	(49,538)	(60,210)	10,672
USD Call/PLN Put	BCLY	4.21 PLN per USD	04/27/17	USD	(2,111,000)	(17,158)	(27,633)	10,475
USD Call/RUB Put	CBK	74.30 RUB per USD	05/19/17	USD	(2,074,000)	(6,467)	(43,969)	37,502
USD Call/RUB Put	BCLY	74.39 RUB per USD	05/19/17	USD	(988,000)	(3,041)	(20,965)	17,924
USD Call/RUB Put	GSC	83.44 RUB per USD	06/06/17	USD	(959,000)	(1,445)	(36,183)	34,738
USD Call/TRY Put	BOA	6.05 TRY per USD	02/19/18	USD	(919,000)	(10,114)	(19,299)	9,185

Total Calls					(16,223,000)	$(165,275)	$(363,016)	$197,741

Puts
USD Put/BRL Call	GSC	3.33 BRL per USD	05/16/17	USD	(1,027,000)	$(53,807)	$(16,104)	$(37,703)
USD Put/HUF Call	BOA	280.17 HUF per USD	06/19/17	USD	(1,053,000)	(19,691)	(12,457)	(7,234)
USD Put/HUF Call	UBS	274.10 HUF per USD	07/28/17	USD	(1,868,000)	(28,739)	(22,453)	(6,286)
USD Put/MXN Call	CBK	20.01 MXN per USD	04/27/17	USD	(1,678,000)	(19,642)	(20,763)	1,121
USD Put/RUB Call	HSBC	55.35 RUB per USD	07/14/17	USD	(2,250,000)	(6,264)	(18,000)	11,736
USD Put/TRY Call	GSC	3.29 TRY per USD	02/21/17	USD	(2,111,000)	(15)	(19,284)	19,269

Total Puts					(9,987,000)	$(128,158)	$(109,061)	$(19,097)

Total written option contracts					(26,210,000)	$(293,433)	$(472,077)	$178,644

OTC Swaption Contracts Outstanding at January 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption KRW	BOA	1.95%	01/26/18	KRW	1,034,545,000	$18,260	$19,639	$(1,379)
Interest Rate Swaption KRW	CBK	1.94%	01/26/18	KRW	2,069,095,000	35,735	38,846	(3,111)

Total Calls					3,103,640,000	$53,995	$58,485	$(4,490)

Puts
Interest Rate Swaption KRW	BOA	1.95%	01/26/18	KRW	1,034,545,000	$18,645	$19,638	$(993)
Interest Rate Swaption KRW	CBK	1.94%	01/26/18	KRW	2,069,095,000	38,105	38,847	(742)

Total Puts					3,103,640,000	$56,750	$58,485	$(1,735)

Total purchased swaption contracts					6,207,280,000	$110,745	$116,970	$(6,225)

Futures Contracts Outstanding at January 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	3	03/31/2017	$351,153	$353,601	$2,448

Short position contracts:
Euro BUXL 30-Year Bond Future	1	03/08/2017	$184,593	$180,492	$4,101
Euro-Bund Future	1	03/08/2017	174,489	175,019	(530)
U.S. Treasury 10-Year Note Future	8	03/22/2017	994,204	$995,750	(1,546)
U.S. Treasury Long Bond Future	5	03/22/2017	745,148	754,219	(9,071)

Total					$(7,046)

Total futures contracts					$(4,598)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Cross Currency Swap Contracts Outstanding at January 31, 2017
Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 7.96% based on the notional amount of currency delivered	03/15/19	JPM	USD 1,680,778	RUB 107,200,000	$—	$(13,280)	$(101,285)	$(88,005)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 7.24% based on the notional amount of currency delivered	03/15/22	JPM	USD 950,376	RUB 60,615,000	—	(7,509)	(61,924)	(54,415)
Fixed Rate equal to 7.96% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	03/15/19	JPM	RUB 107,200,000	USD 1,680,778	13,280	—	107,533	94,253
Fixed Rate equal to 7.24% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	03/15/22	JPM	RUB 60,615,000	USD 950,376	7,509	—	57,270	49,761

Total						$20,789	$(20,789)	$1,594	$1,594

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2017
Counter- party	Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

BCLY	1.98% Fixed	3M KRW KSDA	KRW	927,735,000	12/16/25	$—	$—	$(8,421)	$(8,421)
BCLY	1.70% Fixed	3M PLN WIBOR	PLN	7,325,000	10/06/17	—	—	2,739	2,739
BNP	3M KRW KSDA	1.24% Fixed	KRW	264,840,000	12/21/21	—	—	(4,928)	(4,928)
BNP	3M KRW KSDA	1.80% Fixed	KRW	2,613,325,000	01/29/28	—	—	(31,497)	(31,497)
DEUT	1.31% Fixed	3M KRW KSDA	KRW	1,578,050,000	12/21/26	—	—	71,448	71,448
DEUT	3M KRW KSDA	1.24% Fixed	KRW	116,000,000	12/21/21	—	—	(5,500)	(5,500)
GSC	3M KRW KSDA	1.24% Fixed	KRW	207,185,000	12/21/21	—	—	(3,889)	(3,889)
GSC	3.48% Fixed	6M CLICP	CLP	140,790,000	03/12/17	—	—	(56)	(56)
GSC	6M PLN WIBOR	2.13% Fixed	PLN	3,500,000	11/02/21	—	—	(14,633)	(14,633)
HSBC	3M KRW KSDA	1.90% Fixed	KRW	345,075,000	03/15/27	—	—	78	78
JPM	1.68% Fixed	3M PLN WIBOR	PLN	5,450,000	10/03/17	—	—	2,339	2,339

Total						$—	$—	$7,680	$7,680

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2017
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
1M MXN TIIE	7.27% Fixed	MXN	92,025,000	01/08/18	$—	$—	$(12,180)	$(12,180)
1M MXN TIIE	7.36% Fixed	MXN	45,660,000	01/10/18	—	—	(7,688)	(7,688)
1M MXN TIIE	7.32% Fixed	MXN	45,665,000	01/12/18	—	—	(6,682)	(6,682)
1M MXN TIIE	7.50% Fixed	MXN	92,000,000	01/07/19	—	—	24,236	24,236
1M MXN TIIE	7.63% Fixed	MXN	45,685,000	01/09/19	—	—	17,228	17,228
1M MXN TIIE	7.57% Fixed	MXN	45,690,000	01/11/19	—	—	14,596	14,596
1M MXN TIIE	7.40% Fixed	MXN	15,450,000	01/28/20	—	—	938	938
1M MXN TIIE	7.82% Fixed	MXN	20,300,000	01/03/22	—	—	(15,062)	(15,062)
1M MXN TIIE	7.94% Fixed	MXN	10,075,000	01/05/22	—	—	(9,775)	(9,775)
1M MXN TIIE	7.84% Fixed	MXN	10,075,000	01/07/22	—	—	(7,687)	(7,687)
6M CZK PRIBOR	0.46% Fixed	CZK	18,425,000	03/15/22	—	—	8,210	8,210

Total					$—	$—	$6,134	$6,134

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

AUD	Buy	03/15/17	WEST	$527,702	$534,111	$6,409
AUD	Buy	03/15/17	JPM	79,103	79,548	445
AUD	Sell	03/15/17	BOA	691,321	721,997	(30,676)
AUD	Sell	03/15/17	CSFB	690,455	721,240	(30,785)
BRL	Buy	03/02/17	GSC	5,853,561	6,440,039	586,478
BRL	Buy	03/02/17	SSG	453,435	467,651	14,216
BRL	Buy	03/02/17	MSC	524,312	537,877	13,565
BRL	Buy	03/02/17	BCLY	244,752	256,657	11,905
BRL	Buy	03/02/17	JPM	174,124	185,801	11,677
BRL	Buy	03/02/17	BCLY	261,016	266,104	5,088
BRL	Buy	03/02/17	SSG	141,656	143,287	1,631
BRL	Buy	03/02/17	MSC	221,019	221,071	52
BRL	Buy	05/22/17	GSC	452,746	501,553	48,807
BRL	Buy	07/12/17	CBK	277,503	282,891	5,388
BRL	Buy	11/03/17	JPM	3,570,432	3,817,317	246,885
BRL	Sell	03/02/17	MSC	391,877	388,922	2,955
BRL	Sell	03/02/17	MSC	146,198	147,066	(868)
BRL	Sell	03/02/17	JPM	130,833	132,265	(1,432)
BRL	Sell	03/02/17	MSC	168,194	171,629	(3,435)
BRL	Sell	03/02/17	MSC	324,067	327,828	(3,761)
BRL	Sell	03/02/17	MSC	267,629	274,292	(6,663)
BRL	Sell	03/02/17	CBK	345,327	352,706	(7,379)
BRL	Sell	03/02/17	NAB	164,542	174,779	(10,237)
BRL	Sell	03/02/17	MSC	483,548	493,789	(10,241)
BRL	Sell	03/02/17	MSC	482,971	493,474	(10,503)
BRL	Sell	03/02/17	MSC	499,969	510,479	(10,510)
BRL	Sell	03/02/17	MSC	533,605	544,806	(11,201)
BRL	Sell	03/02/17	MSC	607,211	619,440	(12,229)
BRL	Sell	03/02/17	SSG	487,879	507,016	(19,137)
BRL	Sell	03/02/17	GSC	444,241	488,750	(44,509)
BRL	Sell	03/02/17	MSC	871,889	976,241	(104,352)
BRL	Sell	11/03/17	MSC	3,152,672	3,818,212	(665,540)
BRL	Sell	11/03/17	MSC	3,152,037	3,817,914	(665,877)
CAD	Buy	03/15/17	GSC	152,665	153,768	1,103
CAD	Sell	03/15/17	SCB	67,696	69,195	(1,499)
CAD	Sell	03/15/17	SCB	82,802	84,572	(1,770)
CLP	Buy	03/15/17	CIB	5,239,250	5,372,547	133,297
CLP	Buy	03/15/17	CBK	233,586	237,356	3,770
CLP	Sell	03/15/17	NAB	92,330	96,695	(4,365)
CLP	Sell	03/15/17	SSG	209,692	217,525	(7,833)
CLP	Sell	03/15/17	CIB	6,147,665	6,304,074	(156,409)
CNH	Buy	03/08/17	BOA	1,276,148	1,254,429	(21,719)
CNH	Buy	03/09/17	BCLY	894,924	877,991	(16,933)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

CNH	Buy	03/15/17	JPM	1,368,414	$1,395,894	$27,480
CNH	Sell	03/08/17	BCLY	623,888	622,992	896
CNH	Sell	03/08/17	JPM	623,302	631,438	(8,136)
CNH	Sell	03/09/17	BCLY	473,093	472,339	754
CNH	Sell	03/09/17	JPM	400,489	405,653	(5,164)
CNH	Sell	03/15/17	BCLY	1,374,494	1,395,894	(21,400)
COP	Buy	03/15/17	SSG	2,606,492	2,691,525	85,033
COP	Buy	03/15/17	JPM	839,057	863,754	24,697
COP	Buy	03/15/17	CIB	1,117,961	1,137,026	19,065
COP	Buy	03/15/17	BCLY	155,956	159,911	3,955
COP	Buy	03/15/17	SSG	445,829	447,909	2,080
COP	Buy	03/15/17	HSBC	47,417	48,587	1,170
COP	Buy	03/15/17	CSFB	99,457	99,381	(76)
COP	Buy	04/24/17	MSC	339,468	349,411	9,943
COP	Buy	07/18/17	BNP	755,286	787,049	31,763
COP	Buy	07/18/17	SSG	397,960	413,781	15,821
COP	Buy	07/18/17	SSG	161,900	168,299	6,399
COP	Buy	07/21/17	SSG	228,804	239,111	10,307
COP	Buy	07/21/17	SSG	153,022	159,406	6,384
COP	Buy	08/01/17	RBS	340,076	372,553	32,477
COP	Buy	08/03/17	CBK	313,345	342,859	29,514
COP	Buy	08/03/17	CIB	172,884	189,283	16,399
COP	Buy	08/04/17	GSC	478,669	525,588	46,919
COP	Sell	03/15/17	JPM	109,103	109,390	(287)
COP	Sell	03/15/17	JPM	168,821	169,141	(320)
COP	Sell	03/15/17	CBK	312,559	314,972	(2,413)
COP	Sell	03/15/17	CIB	107,873	110,646	(2,773)
COP	Sell	03/15/17	NAB	106,250	109,594	(3,344)
COP	Sell	04/24/17	GSC	411,213	417,572	(6,359)
COP	Sell	07/18/17	SCB	1,326,420	1,369,128	(42,708)
COP	Sell	07/21/17	CIB	392,142	398,518	(6,376)
COP	Sell	08/01/17	CIB	366,305	372,553	(6,248)
COP	Sell	08/03/17	CIB	523,452	532,143	(8,691)
COP	Sell	08/04/17	CIB	516,825	525,589	(8,764)
EGP	Buy	02/07/17	CBK	54,090	42,786	(11,304)
EGP	Buy	02/07/17	CBK	73,086	59,596	(13,490)
EGP	Buy	03/20/17	CBK	84,238	84,881	643
EGP	Buy	04/10/17	GSC	13,074	12,515	(559)
EGP	Buy	04/10/17	SCB	23,164	22,341	(823)
EGP	Buy	04/10/17	SCB	24,205	23,220	(985)
EGP	Buy	04/10/17	GSC	56,024	53,629	(2,395)
EGP	Buy	06/21/17	DEUT	21,654	21,992	338
EGP	Buy	06/21/17	SCB	32,727	32,988	261
EGP	Buy	06/21/17	CBK	54,822	54,980	158
EGP	Buy	07/31/17	CBK	121,359	119,272	(2,087)
EGP	Buy	07/31/17	CBK	121,495	119,221	(2,274)
EGP	Buy	07/31/17	CBK	242,416	238,492	(3,924)
EUR	Buy	03/15/17	GSC	742,602	757,105	14,503
EUR	Buy	03/15/17	SCB	1,003,365	1,016,684	13,319
EUR	Buy	03/15/17	CBK	111,836	113,566	1,730
EUR	Buy	03/15/17	SSG	101,734	102,750	1,016
EUR	Buy	03/15/17	JPM	80,238	81,119	881
EUR	Sell	03/15/17	CSFB	132,345	137,360	(5,015)
EUR	Sell	03/15/17	CSFB	161,524	167,645	(6,121)
EUR	Sell	03/15/17	JPM	303,682	313,658	(9,976)
EUR	Sell	03/15/17	MSC	3,114,911	3,152,803	(37,892)
EUR	Sell	03/15/17	CSFB	1,337,220	1,379,013	(41,793)
HUF	Buy	03/16/17	CBK	2,032,787	2,090,796	58,009
HUF	Buy	03/16/17	JPM	86,502	89,616	3,114
HUF	Buy	03/16/17	BCLY	69,108	70,089	981
HUF	Buy	03/16/17	BCLY	94,422	94,846	424
HUF	Buy	03/16/17	JPM	439,590	439,011	(579)
HUF	Buy	03/20/17	BCLY	2,947,482	3,061,191	113,709
HUF	Buy	03/20/17	BCLY	515,723	535,709	19,986
HUF	Buy	03/20/17	BCLY	440,864	459,179	18,315
HUF	Buy	03/20/17	BCLY	294,452	306,120	11,668

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

HUF	Buy	03/20/17	BCLY	449,627	$459,179	$9,552
HUF	Buy	03/20/17	JPM	757,212	765,298	8,086
HUF	Buy	03/20/17	BCLY	527,645	535,708	8,063
HUF	Buy	03/20/17	JPM	380,141	382,649	2,508
HUF	Buy	03/20/17	BCLY	380,391	382,649	2,258
HUF	Buy	03/20/17	JPM	380,972	382,649	1,677
HUF	Buy	03/20/17	BCLY	381,370	382,649	1,279
HUF	Buy	06/21/17	BOA	530,819	552,290	21,471
HUF	Buy	08/01/17	UBS	872,939	885,306	12,367
HUF	Sell	03/16/17	CBK	351,754	352,336	(582)
HUF	Sell	03/16/17	CBK	107,279	108,096	(817)
HUF	Sell	03/16/17	JPM	87,995	88,919	(924)
HUF	Sell	03/16/17	UBS	59,522	62,054	(2,532)
HUF	Sell	03/16/17	JPM	167,955	170,514	(2,559)
HUF	Sell	03/16/17	MSC	325,669	334,402	(8,733)
HUF	Sell	03/16/17	CBK	1,278,930	1,315,426	(36,496)
HUF	Sell	09/20/17	BCLY	383,502	384,865	(1,363)
HUF	Sell	09/20/17	JPM	383,101	384,866	(1,765)
HUF	Sell	09/20/17	BCLY	382,500	384,866	(2,366)
HUF	Sell	09/20/17	JPM	382,300	384,866	(2,566)
HUF	Sell	09/20/17	JPM	761,469	769,732	(8,263)
HUF	Sell	09/20/17	BCLY	530,469	538,812	(8,343)
HUF	Sell	09/20/17	BCLY	452,035	461,839	(9,804)
HUF	Sell	09/20/17	BCLY	296,060	307,892	(11,832)
HUF	Sell	09/20/17	BCLY	443,268	461,838	(18,570)
HUF	Sell	09/20/17	BCLY	518,525	538,811	(20,286)
HUF	Sell	09/20/17	BCLY	2,964,003	3,078,924	(114,921)
IDR	Buy	03/15/17	JPM	1,031,404	1,048,336	16,932
IDR	Buy	03/15/17	SCB	1,321,444	1,328,749	7,305
IDR	Buy	03/15/17	BCLY	197,601	200,241	2,640
IDR	Buy	03/15/17	CBK	367,539	367,817	278
IDR	Buy	03/15/17	SSG	314,307	314,568	261
IDR	Buy	03/15/17	BCLY	221,833	222,017	184
IDR	Buy	03/15/17	CBK	451,266	450,597	(669)
IDR	Sell	03/09/17	DEUT	221,198	220,366	832
IDR	Sell	03/15/17	BCLY	177,106	177,345	(239)
IDR	Sell	03/15/17	CIB	108,875	109,331	(456)
IDR	Sell	03/15/17	CBK	394,418	395,186	(768)
IDR	Sell	03/15/17	CBK	207,718	208,742	(1,024)
IDR	Sell	03/15/17	BOA	166,000	167,128	(1,128)
IDR	Sell	03/15/17	BCLY	116,364	118,205	(1,841)
IDR	Sell	03/15/17	SCB	379,367	381,464	(2,097)
IDR	Sell	03/15/17	SCB	299,013	304,947	(5,934)
IDR	Sell	03/15/17	NAB	1,050,586	1,070,262	(19,676)
INR	Buy	03/15/17	BCLY	462,809	461,442	(1,367)
INR	Buy	07/12/17	CBK	286,266	287,689	1,423
INR	Sell	03/08/17	JPM	217,902	217,823	79
INR	Sell	03/15/17	BCLY	303,053	302,158	895
KRW	Buy	03/15/17	SCB	679,937	701,931	21,994
KRW	Buy	03/15/17	BCLY	683,290	702,245	18,955
KRW	Buy	03/15/17	BCLY	439,619	451,815	12,196
KRW	Buy	03/15/17	UBS	1,854,777	1,861,539	6,762
KRW	Buy	03/15/17	BCLY	317,150	323,013	5,863
KRW	Buy	03/15/17	BCLY	258,591	262,348	3,757
KRW	Buy	05/10/17	JPM	309,570	312,991	3,421
KRW	Buy	05/10/17	BCLY	30,532	30,842	310
KRW	Buy	05/10/17	BCLY	353,865	348,387	(5,478)
KRW	Buy	07/20/17	CBK	186,478	187,978	1,500
KRW	Sell	03/15/17	JPM	199,188	204,902	(5,714)
KRW	Sell	03/15/17	BCLY	235,616	241,412	(5,796)
KRW	Sell	03/15/17	SCB	314,564	323,331	(8,767)
KRW	Sell	03/15/17	UBS	2,520,804	2,529,994	(9,190)
KRW	Sell	03/15/17	BCLY	1,284,128	1,312,842	(28,714)
KRW	Sell	05/10/17	JPM	431,509	440,998	(9,489)
KRW	Sell	05/10/17	GSC	429,135	439,514	(10,379)
KZT	Buy	02/14/17	RBS	94,918	102,826	7,908

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

KZT	Buy	03/15/17	BCLY	99,707	$103,567	$3,860
KZT	Buy	03/15/17	SCB	102,481	105,043	2,562
KZT	Buy	03/15/17	SCB	83,724	85,945	2,221
KZT	Buy	03/15/17	DEUT	49,853	51,783	1,930
KZT	Buy	03/15/17	BCLY	50,148	51,784	1,636
MXN	Buy	02/10/17	DEUT	1,236,655	1,107,744	(128,911)
MXN	Buy	02/10/17	JPM	2,182,215	1,964,268	(217,947)
MXN	Buy	02/21/17	GSC	617,769	579,565	(38,204)
MXN	Buy	02/21/17	JPM	531,676	468,338	(63,338)
MXN	Buy	03/10/17	JPM	72,945	67,098	(5,847)
MXN	Buy	03/15/17	CBK	735,993	763,710	27,717
MXN	Buy	03/15/17	GSC	441,670	463,648	21,978
MXN	Buy	03/15/17	GSC	667,101	682,845	15,744
MXN	Buy	03/15/17	SSG	334,919	342,137	7,218
MXN	Buy	03/15/17	CBK	23,651	23,969	318
MXN	Buy	03/15/17	UBS	21,972	21,634	(338)
MXN	Buy	03/15/17	BCLY	58,668	58,182	(486)
MXN	Buy	03/15/17	BCLY	188,107	187,270	(837)
MXN	Buy	03/15/17	UBS	77,163	76,004	(1,159)
MXN	Buy	03/15/17	MSC	104,830	103,404	(1,426)
MXN	Buy	03/15/17	GSC	394,999	392,171	(2,828)
MXN	Buy	03/15/17	SSG	742,071	739,121	(2,950)
MXN	Buy	03/15/17	GSC	350,821	345,949	(4,872)
MXN	Buy	03/15/17	SSG	743,482	738,121	(5,361)
MXN	Buy	03/15/17	SSG	463,223	455,548	(7,675)
MXN	Buy	03/15/17	CIB	438,400	429,816	(8,584)
MXN	Buy	03/15/17	RBC	2,858,303	2,834,546	(23,757)
MXN	Buy	03/21/17	BCLY	22,354	21,947	(407)
MXN	Buy	05/02/17	CBK	432,361	430,868	(1,493)
MXN	Buy	05/31/17	DEUT	440,796	396,734	(44,062)
MXN	Buy	06/08/17	GSC	820,877	844,315	23,438
MXN	Buy	06/08/17	GSC	824,258	748,028	(76,230)
MXN	Buy	06/14/17	GSC	3,654,597	3,760,943	106,346
MXN	Buy	06/14/17	BOA	3,763,350	3,760,944	(2,406)
MXN	Buy	08/31/17	BOA	2,745,233	2,602,544	(142,689)
MXN	Sell	02/10/17	JPM	3,349,520	3,072,012	277,508
MXN	Sell	02/21/17	DEUT	274,192	247,415	26,777
MXN	Sell	03/10/17	GSC	850,573	714,467	136,106
MXN	Sell	03/15/17	RBC	907,536	899,993	7,543
MXN	Sell	03/15/17	HSBC	219,428	218,244	1,184
MXN	Sell	03/15/17	NAB	151,598	151,055	543
MXN	Sell	03/15/17	CSFB	16,278	16,058	220
MXN	Sell	03/15/17	MSC	182,476	183,172	(696)
MXN	Sell	03/15/17	JPM	251,406	253,029	(1,623)
MXN	Sell	03/15/17	JPM	318,867	331,177	(12,310)
MXN	Sell	03/15/17	CBK	281,780	295,153	(13,373)
MXN	Sell	03/15/17	MSC	655,449	674,744	(19,295)
MXN	Sell	03/15/17	CBK	546,647	566,576	(19,929)
MXN	Sell	03/15/17	GSC	831,060	854,867	(23,807)
MXN	Sell	03/27/17	MSC	523,751	498,460	25,291
MXN	Sell	03/27/17	CBK	539,330	537,272	2,058
MXN	Sell	05/31/17	GSC	387,266	361,678	25,588
MXN	Sell	06/08/17	BCLY	653,094	599,317	53,777
MXN	Sell	06/08/17	BCLY	548,578	503,407	45,171
MXN	Sell	06/08/17	GSC	126,976	117,557	9,419
MXN	Sell	06/08/17	MSC	105,115	98,357	6,758
MXN	Sell	06/08/17	MSC	105,115	98,357	6,758
MXN	Sell	06/08/17	BOA	178,619	175,348	3,271
MXN	Sell	06/14/17	CBK	2,887,509	2,798,163	89,346
MXN	Sell	06/14/17	RBS	1,765,532	1,714,970	50,562
MXN	Sell	06/14/17	MSC	1,542,913	1,504,377	38,536
MXN	Sell	06/14/17	BNP	773,293	752,189	21,104
MXN	Sell	06/14/17	BNP	772,392	752,188	20,204
MXN	Sell	07/12/17	CBK	879,313	913,330	(34,017)
MXN	Sell	08/31/17	BOA	2,911,511	2,602,544	308,967
MXN	Sell	01/25/18	GSC	386,882	398,231	(11,349)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

MYR	Buy	02/16/17	BCLY	5,236,091	$5,275,450	$39,359
MYR	Buy	02/16/17	JPM	220,175	221,060	885
MYR	Buy	02/27/17	CBK	236,768	236,496	(272)
MYR	Buy	02/27/17	BCLY	227,991	227,704	(287)
MYR	Buy	02/27/17	CBK	662,824	661,017	(1,807)
MYR	Buy	04/25/17	JPM	501,016	499,155	(1,861)
MYR	Buy	04/25/17	SSG	503,272	501,403	(1,869)
MYR	Sell	02/16/17	JPM	175,755	175,946	(191)
MYR	Sell	02/16/17	JPM	121,348	121,809	(461)
MYR	Sell	02/16/17	BCLY	3,846,636	3,875,551	(28,915)
MYR	Sell	02/27/17	BCLY	516,988	516,278	710
MYR	Sell	04/25/17	BOA	1,120,874	1,061,267	59,607
MYR	Sell	07/06/17	JPM	115,260	107,677	7,583
NGN	Buy	07/26/17	SCB	38,908	44,286	5,378
NGN	Buy	07/26/17	CBK	23,029	26,496	3,467
NGN	Buy	07/26/17	DEUT	14,566	16,691	2,125
NGN	Buy	07/26/17	SCB	6,284	7,153	869
NGN	Buy	08/02/17	BCLY	45,346	53,684	8,338
NGN	Buy	08/02/17	SCB	35,795	42,349	6,554
NGN	Buy	08/02/17	JPM	33,130	39,171	6,041
NGN	Buy	08/02/17	GSC	20,595	24,350	3,755
NGN	Sell	07/26/17	CBK	36,532	47,313	(10,781)
NGN	Sell	07/26/17	CBK	36,532	47,313	(10,781)
NGN	Sell	08/02/17	CBK	55,403	71,800	(16,397)
NGN	Sell	08/02/17	CBK	67,713	87,753	(20,040)
NZD	Buy	03/15/17	JPM	71,390	73,272	1,882
NZD	Sell	03/15/17	DEUT	689,697	729,051	(39,354)
PEN	Buy	03/15/17	SSG	2,837,128	2,976,544	139,416
PEN	Buy	03/15/17	JPM	220,567	229,761	9,194
PEN	Sell	03/15/17	JPM	131,064	132,379	(1,315)
PEN	Sell	03/15/17	SSG	125,899	130,553	(4,654)
PEN	Sell	03/15/17	SSG	771,186	803,403	(32,217)
PEN	Sell	03/15/17	SSG	703,698	738,278	(34,580)
PHP	Buy	03/15/17	CBK	230,064	234,194	4,130
PHP	Buy	03/15/17	JPM	98,972	99,738	766
PHP	Buy	03/15/17	JPM	55,656	55,789	133
PHP	Buy	03/15/17	BCLY	233,394	231,987	(1,407)
PHP	Sell	03/15/17	SCB	151,034	151,714	(680)
PHP	Sell	03/15/17	JPM	195,453	198,071	(2,618)
PHP	Sell	03/15/17	BCLY	156,349	159,140	(2,791)
PHP	Sell	03/15/17	BNP	163,079	166,163	(3,084)
PHP	Sell	03/15/17	CBK	1,367,393	1,391,939	(24,546)
PLN	Buy	03/15/17	CBK	6,182,284	6,563,984	381,700
PLN	Buy	03/15/17	JPM	1,141,720	1,205,248	63,528
PLN	Buy	03/15/17	GSC	856,707	894,579	37,872
PLN	Buy	03/15/17	BCLY	272,176	285,716	13,540
PLN	Buy	03/15/17	CBK	260,478	268,498	8,020
PLN	Buy	03/15/17	BCLY	160,019	165,940	5,921
PLN	Buy	03/15/17	BCLY	232,061	235,809	3,748
PLN	Buy	03/15/17	CBK	9,969	9,982	13
PLN	Sell	03/15/17	CBK	192,729	192,890	(161)
PLN	Sell	03/15/17	BCLY	3,314	3,494	(180)
PLN	Sell	03/15/17	MSC	190,589	191,641	(1,052)
PLN	Sell	03/15/17	JPM	195,266	199,627	(4,361)
PLN	Sell	03/15/17	JPM	428,517	434,189	(5,672)
PLN	Sell	03/15/17	DEUT	376,566	382,535	(5,969)
PLN	Sell	03/15/17	JPM	443,343	451,656	(8,313)
PLN	Sell	03/15/17	NAB	155,696	164,693	(8,997)
PLN	Sell	03/15/17	CBK	439,375	452,903	(13,528)
PLN	Sell	05/02/17	BCLY	930,420	921,665	8,755
RON	Buy	03/15/17	JPM	2,853,918	2,947,998	94,080
RON	Buy	03/15/17	JPM	317,319	329,291	11,972
RON	Sell	03/15/17	JPM	96,165	97,346	(1,181)
RON	Sell	03/15/17	JPM	130,204	132,197	(1,993)
RON	Sell	03/15/17	CBK	132,385	134,601	(2,216)
RON	Sell	03/15/17	BCLY	82,443	85,327	(2,884)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

RON	Sell	03/15/17	JPM	146,922	$151,426	$(4,504)
RUB	Buy	02/01/17	GSC	486,783	501,909	15,126
RUB	Buy	02/01/17	BCLY	898,251	896,454	(1,797)
RUB	Buy	02/01/17	HSBC	1,331,276	1,328,445	(2,831)
RUB	Buy	03/09/17	BCLY	601,997	594,420	(7,577)
RUB	Buy	03/09/17	BCLY	728,361	719,775	(8,586)
RUB	Buy	03/15/17	JPM	1,765,874	1,813,875	48,001
RUB	Buy	03/15/17	BCLY	374,781	386,232	11,451
RUB	Buy	03/15/17	BCLY	255,739	260,230	4,491
RUB	Buy	03/15/17	JPM	208,181	212,362	4,181
RUB	Buy	03/15/17	JPM	123,004	125,673	2,669
RUB	Buy	03/15/17	BCLY	128,578	129,292	714
RUB	Buy	03/15/17	CSFB	35,875	35,596	(279)
RUB	Buy	03/15/17	CBK	25,826	25,447	(379)
RUB	Buy	03/15/17	GSC	305,350	303,705	(1,645)
RUB	Buy	03/15/17	BCLY	381,094	379,323	(1,771)
RUB	Buy	03/15/17	BCLY	405,553	403,668	(1,885)
RUB	Buy	03/15/17	CBK	586,926	584,102	(2,824)
RUB	Buy	03/15/17	BOA	1,132,079	1,127,936	(4,143)
RUB	Buy	03/15/17	BCLY	400,267	394,786	(5,481)
RUB	Buy	03/15/17	BCLY	676,549	668,175	(8,374)
RUB	Buy	05/22/17	BCLY	1,152,872	1,151,483	(1,389)
RUB	Buy	06/07/17	CBK	274,698	291,763	17,065
RUB	Sell	02/01/17	HSBC	1,340,652	1,328,445	12,207
RUB	Sell	02/01/17	BCLY	898,365	896,455	1,910
RUB	Sell	02/01/17	GSC	432,911	431,990	921
RUB	Sell	02/01/17	GSC	70,573	69,918	655
RUB	Sell	03/09/17	CSFB	216,176	239,541	(23,365)
RUB	Sell	03/15/17	BCLY	366,397	361,229	5,168
RUB	Sell	03/15/17	BCLY	519,199	516,018	3,181
RUB	Sell	03/15/17	GSC	330,295	327,836	2,459
RUB	Sell	03/15/17	CBK	398,047	395,608	2,439
RUB	Sell	03/15/17	BCLY	889,175	887,281	1,894
RUB	Sell	03/15/17	JPM	509,047	507,628	1,419
RUB	Sell	03/15/17	JPM	109,133	107,908	1,225
RUB	Sell	03/15/17	CBK	849,453	848,789	664
RUB	Sell	03/15/17	BOA	134,786	134,293	493
RUB	Sell	03/15/17	BCLY	250,309	250,031	278
RUB	Sell	03/15/17	JPM	178,340	178,098	242
RUB	Sell	03/15/17	BCLY	213,421	213,184	237
RUB	Sell	03/15/17	DEUT	147,473	147,370	103
RUB	Sell	03/15/17	BCLY	374,568	374,553	15
RUB	Sell	03/15/17	BNP	66,421	66,620	(199)
RUB	Sell	03/15/17	BCLY	44,418	45,680	(1,262)
RUB	Sell	03/15/17	DEUT	44,306	45,696	(1,390)
RUB	Sell	03/15/17	BOA	122,975	125,607	(2,632)
RUB	Sell	03/15/17	BCLY	178,062	180,779	(2,717)
RUB	Sell	03/15/17	BCLY	288,415	291,155	(2,740)
RUB	Sell	03/15/17	BCLY	88,582	91,376	(2,794)
RUB	Sell	03/15/17	MSC	170,884	174,117	(3,233)
RUB	Sell	03/15/17	CBK	172,523	176,173	(3,650)
RUB	Sell	03/15/17	BCLY	471,376	479,401	(8,025)
RUB	Sell	03/15/17	MSC	940,978	962,454	(21,476)
RUB	Sell	03/15/17	JPM	964,144	990,352	(26,208)
RUB	Sell	05/22/17	BCLY	203,599	222,791	(19,192)
RUB	Sell	05/22/17	CBK	991,840	1,083,568	(91,728)
RUB	Sell	06/07/17	GSC	385,570	443,314	(57,744)
RUB	Sell	07/17/17	HSBC	519,128	512,345	6,783
SGD	Buy	03/15/17	MSC	244,959	248,438	3,479
SGD	Buy	03/15/17	JPM	66,449	67,433	984
SGD	Sell	03/15/17	CBK	175,548	177,455	(1,907)
SGD	Sell	03/15/17	HSBC	173,152	177,455	(4,303)
SGD	Sell	03/15/17	CBK	172,930	177,456	(4,526)
SGD	Sell	03/15/17	MSC	322,910	330,067	(7,157)
THB	Buy	03/15/17	JPM	4,396,995	4,445,085	48,090
THB	Buy	03/15/17	JPM	1,098,251	1,123,357	25,106

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

THB	Buy	03/15/17	BCLY	162,699	$166,645	$3,946
THB	Buy	03/15/17	JPM	237,028	240,172	3,144
THB	Buy	03/15/17	CSFB	127,565	130,590	3,025
THB	Buy	03/15/17	JPM	144,640	147,055	2,415
THB	Buy	03/15/17	JPM	94,596	94,820	224
THB	Buy	03/15/17	JPM	112,832	112,988	156
THB	Buy	03/15/17	BCLY	248,804	248,121	(683)
THB	Sell	03/15/17	JPM	105,891	106,743	(852)
THB	Sell	03/15/17	UBS	150,239	151,882	(1,643)
THB	Sell	03/15/17	CBK	415,797	418,456	(2,659)
THB	Sell	03/15/17	BNP	117,965	120,938	(2,973)
THB	Sell	03/15/17	CIB	175,233	178,567	(3,334)
THB	Sell	03/15/17	NAB	278,167	284,743	(6,576)
THB	Sell	03/15/17	BCLY	2,461,076	2,508,464	(47,388)
TRY	Buy	02/22/17	GSC	601,744	545,482	(56,262)
TRY	Buy	03/15/17	GSC	338,317	342,458	4,141
TRY	Buy	03/15/17	BCLY	175,415	179,345	3,930
TRY	Buy	03/15/17	BCLY	1,458,363	1,458,323	(40)
TRY	Buy	03/15/17	NAB	81,476	81,425	(51)
TRY	Buy	03/15/17	CBK	248,512	248,202	(310)
TRY	Buy	03/15/17	CBK	205,894	205,526	(368)
TRY	Buy	03/15/17	CBK	107,794	100,800	(6,994)
TRY	Buy	03/15/17	BCLY	139,580	130,909	(8,671)
TRY	Buy	03/15/17	JPM	284,366	265,744	(18,622)
TRY	Buy	03/15/17	BCLY	388,844	361,308	(27,536)
TRY	Buy	03/15/17	CBK	3,129,732	2,911,148	(218,584)
TRY	Buy	04/28/17	JPM	913,084	763,969	(149,115)
TRY	Buy	06/02/17	GSC	98,548	92,286	(6,262)
TRY	Buy	02/20/18	DEUT	9,172	7,898	(1,274)
TRY	Buy	02/20/18	BOA	34,209	29,437	(4,772)
TRY	Buy	02/20/18	HSBC	145,616	125,402	(20,214)
TRY	Sell	03/15/17	CBK	1,529,541	1,422,716	106,825
TRY	Sell	03/15/17	BCLY	363,256	345,599	17,657
TRY	Sell	03/15/17	NAB	104,842	98,182	6,660
TRY	Sell	03/15/17	CBK	301,259	298,472	2,787
TRY	Sell	03/15/17	CBK	207,545	207,097	448
TRY	Sell	03/15/17	CBK	41,909	41,891	18
TRY	Sell	03/15/17	JPM	162,667	163,636	(969)
TRY	Sell	03/15/17	JPM	229,405	235,636	(6,231)
TRY	Sell	03/15/17	MSC	776,605	784,143	(7,538)
TRY	Sell	04/28/17	GSC	1,018,675	934,516	84,159
TRY	Sell	04/28/17	JPM	118,792	107,401	11,391
TRY	Sell	06/02/17	GSC	185,569	188,419	(2,850)
TRY	Sell	02/20/18	DEUT	190,652	162,735	27,917
ZAR	Buy	02/27/17	CBK	54,530	54,305	(225)
ZAR	Buy	02/27/17	CBK	468,337	464,732	(3,605)
ZAR	Buy	03/15/17	CBK	6,477,902	6,625,255	147,353
ZAR	Buy	03/15/17	BCLY	194,051	201,747	7,696
ZAR	Buy	03/15/17	BCLY	275,186	279,795	4,609
ZAR	Buy	03/15/17	BCLY	124,666	128,117	3,451
ZAR	Buy	03/15/17	CBK	257,894	260,724	2,830
ZAR	Buy	03/15/17	GSC	153,935	155,507	1,572
ZAR	Buy	03/15/17	CBK	70,050	71,421	1,371
ZAR	Buy	03/15/17	SSG	61,562	62,807	1,245
ZAR	Buy	03/15/17	BCLY	579,887	580,944	1,057
ZAR	Buy	03/15/17	CBK	96,424	97,192	768
ZAR	Buy	03/15/17	CSFB	45,417	45,798	381
ZAR	Buy	03/15/17	GSC	371	368	(3)
ZAR	Buy	03/15/17	JPM	330,102	328,465	(1,637)
ZAR	Buy	03/15/17	CBK	256,267	254,024	(2,243)
ZAR	Buy	07/12/17	CBK	283,437	288,115	4,678
ZAR	Sell	02/27/17	HSBC	85,195	88,071	(2,876)
ZAR	Sell	02/27/17	GSC	181,786	192,837	(11,051)
ZAR	Sell	02/27/17	HSBC	463,616	483,203	(19,587)
ZAR	Sell	03/15/17	BCLY	1,196,696	1,190,602	6,094
ZAR	Sell	03/15/17	JPM	246,225	246,662	(437)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

ZAR	Sell	03/15/17	UBS	29,796	$30,262	$(466)
ZAR	Sell	03/15/17	JPM	155,399	156,096	(697)
ZAR	Sell	03/15/17	CBK	350,296	351,216	(920)
ZAR	Sell	03/15/17	MSC	242,485	245,925	(3,440)
ZAR	Sell	03/15/17	CBK	183,099	187,021	(3,922)
ZAR	Sell	03/15/17	CBK	84,834	89,093	(4,259)
ZAR	Sell	03/15/17	NAB	124,683	131,063	(6,380)
ZAR	Sell	03/15/17	CBK	3,942,247	4,031,921	(89,674)

Total						$88,022

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Canadian Imperial Bank of Commerce
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Other Abbreviations:
CJSC	Closed Joint Stock Company
CLICP	Sinacofi Chile Interbank Offered Rate
JSC	Joint Stock Company
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PRIBOR	Prague Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$22,442,089	$—	$22,442,089	$—
Foreign Government Obligations	65,150,643	—	65,150,643	—
Short-Term Investments	1,843,511	1,843,511	—	—
Purchased Options	428,055	—	428,055	—
Foreign Currency Contracts(2)	4,891,136	—	4,891,136	—
Futures Contracts(2)	6,549	6,549	—	—
Swaps - Cross Currency(2)	144,014	—	144,014	—
Swaps - Interest Rate(2)	141,812	—	141,812	—

Total	$95,047,809	$1,850,060	$93,197,749	$—

Liabilities
Foreign Currency Contracts(2)	$(4,803,114)	$—	$(4,803,114)	$—
Futures Contracts(2)	(11,147)	(11,147)	—	—
Swaps - Cross Currency(2)	(142,420)	—	(142,420)	—
Swaps - Interest Rate(2)	(127,998)	—	(127,998)	—
Written Options	(293,433)	—	(293,433)	—

Total	$(5,378,112)	$(11,147)	$(5,366,965)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Environmental Opportunities Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.3%
	Austria - 3.8%
4,492	Mayr Melnhof Karton AG	$506,885
43,265	Zumtobel Group AG	726,830

		1,233,715

	Brazil - 2.7%
113,000	Cia de Saneamento do Parana (Preference Shares)	505,633
64,400	Cia Energetica de Sao Paulo Class B, (Preference Shares)	355,609

		861,242

	Canada - 2.1%
43,900	Boralex, Inc. Class A	669,338

	China - 3.8%
916,717	China Longyuan Power Group Corp. Ltd. Class H	748,791
96,480	ENN Energy Holdings Ltd.	475,642

		1,224,433

	France - 5.6%
15,956	Cie de Saint-Gobain	784,009
31,811	Rexel S.A.	554,814
29,845	Suez Environnement Co.	452,078

		1,790,901

	Germany - 5.0%
92,610	E.ON SE	713,382
6,909	Siemens AG	893,737

		1,607,119

	Japan - 9.0%
4,610	Daikin Industries Ltd.	457,600
37,000	Fujitsu General Ltd.	727,860
124,000	IHI Corp.*	333,908
13,500	Kyudenko Corp.	366,333
16,310	Park24 Co., Ltd.	450,168
33,800	Sekisui Chemical Co., Ltd.	551,533

		2,887,402

	Norway - 1.8%
51,755	Tomra Systems ASA	566,414

	Spain - 5.0%
110,680	EDP Renovaveis S.A.	711,050
99,994	Iberdrola S.A.	631,576
2,222	Iberdrola S.A.*	14,034
14,432	Red Electrica Corp. S.A.	258,073

		1,614,733

	Sweden - 3.1%
25,892	Electrolux AB Series B	688,496
38,676	Nibe Industrier AB Class B	318,962

		1,007,458

	Switzerland - 2.4%
32,377	ABB Ltd.*	771,571

	United Kingdom - 1.8%
8,183	Delphi Automotive plc	573,301

	United States - 48.2%
61,221	Advanced Emissions Solutions, Inc.*	585,273
10,939	American Water Works Co., Inc.	803,360
16,211	Applied Materials, Inc.	555,227
13,163	AquaVenture Holdings Ltd.*	253,783
24,015	Avangrid, Inc.	931,782
12,833	Clean Harbors, Inc.*	712,232
10,185	Eaton Corp. plc	720,894
5,878	Edison International	428,389
11,323	First Solar, Inc.*	353,164

Hartford Environmental Opportunities Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

36,754	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		$671,863
5,402	Hubbell, Inc. Class B		659,476
5,358	Illinois Tool Works, Inc.		681,538
14,102	Itron, Inc.*		870,093
16,660	Johnson Controls International plc		732,707
56,572	Mueller Water Products, Inc. Class A		761,459
6,854	NextEra Energy, Inc.		847,977
14,711	Owens Corning		812,783
16,469	Pattern Energy Group, Inc.		325,098
8,913	Pentair plc		522,569
5,354	Rogers Corp.*		428,052
8,219	Sempra Energy		841,543
11,991	Waste Management, Inc.		833,375
7,754	Watts Water Technologies, Inc. Class A		511,764
12,829	Xylem, Inc.		632,598

			15,476,999

	Total Common Stocks (cost $26,429,372)		30,284,626

	Total Long-Term Investments (cost $26,429,372)		30,284,626

Short-Term Investments - 4.9%
	Other Investment Pools & Funds - 4.9%
1,570,496	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		1,570,496

	Total Short-Term Investments (cost $1,570,496)		1,570,496

	Total Investments (cost $27,999,868)^	99.2%	$ 31,855,122
	Other Assets and Liabilities	0.8%	272,696

	Total Net Assets	100.0%	$ 32,127,818

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$ 4,598,300
Unrealized Depreciation	(743,046)

Net Unrealized Appreciation	$ 3,855,254

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Environmental Opportunities Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Austria	$1,233,715	$—	$1,233,715	$—
Brazil	861,242	861,242	—	—
Canada	669,338	669,338	—	—
China	1,224,433	—	1,224,433	—
France	1,790,901	—	1,790,901	—
Germany	1,607,119	—	1,607,119	—
Japan	2,887,402	—	2,887,402	—
Norway	566,414	—	566,414	—
Spain	1,614,733	14,034	1,600,699	—
Sweden	1,007,458	—	1,007,458	—
Switzerland	771,571	—	771,571	—
United Kingdom	573,301	573,301	—	—
United States	15,476,999	15,476,999	—	—
Short-Term Investments	1,570,496	1,570,496	—	—

Total	$31,855,122	$19,165,410	$12,689,712	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

The Hartford Equity Income Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.9%
	Banks - 14.5%
934,630	BB&T Corp.	$43,170,560
1,735,320	JP Morgan Chase & Co.	146,860,131
468,105	M&T Bank Corp.	76,099,830
914,995	PNC Financial Services Group, Inc.	110,220,298
893,440	US Bancorp	47,039,616
2,585,550	Wells Fargo & Co.	145,644,031

		569,034,466

	Capital Goods - 9.4%
290,145	3M Co.	50,723,149
304,590	Caterpillar, Inc.	29,137,080
1,065,685	Eaton Corp. plc	75,429,184
2,813,620	General Electric Co.	83,564,514
468,350	Honeywell International, Inc.	55,415,172
251,300	Raytheon Co.	36,227,408
355,830	United Technologies Corp.	39,023,876

		369,520,383

	Consumer Durables & Apparel - 1.1%
841,700	VF Corp.	43,330,716

	Consumer Services - 0.9%
283,900	McDonald’s Corp.	34,797,623

	Diversified Financials - 3.4%
152,335	BlackRock, Inc.	56,970,243
1,376,120	Invesco Ltd.	39,797,390
854,215	Thomson Reuters Corp.	38,303,001

		135,070,634

	Energy - 11.9%
1,708,700	Canadian Natural Resources Ltd.	51,654,001
925,950	Chevron Corp.	103,104,532
404,120	Enbridge, Inc.	17,215,512
801,080	Exxon Mobil Corp.	67,202,601
739,855	Occidental Petroleum Corp.	50,139,973
569,980	Phillips 66	46,521,768
2,607,390	Suncor Energy, Inc.	80,933,386
1,101,220	TransCanada Corp.	51,953,042

		468,724,815

	Food & Staples Retailing - 0.5%
307,300	Wal-Mart Stores, Inc.	20,509,202

	Food, Beverage & Tobacco - 6.7%
864,302	British American Tobacco plc	53,351,532
246,740	Diageo plc ADR	27,642,282
554,405	Kraft Heinz Co.	49,502,823
326,300	PepsiCo, Inc.	33,863,414
1,050,055	Philip Morris International, Inc.	100,941,787

		265,301,838

	Health Care Equipment & Services - 1.2%
609,800	Cardinal Health, Inc.	45,710,608

	Household & Personal Products - 1.4%
1,343,500	Unilever N.V.	54,613,275

	Insurance - 7.6%
622,700	Chubb Ltd.	81,878,823
1,503,650	Marsh & McLennan Cos., Inc.	102,278,273
1,172,120	MetLife, Inc.	63,775,049
895,300	Principal Financial Group, Inc.	51,112,677

		299,044,822

	Materials - 2.2%
852,870	Dow Chemical Co.	50,856,638
127,495	Nucor Corp.	7,406,185

The Hartford Equity Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

302,230	Packaging Corp. of America	$27,859,561

		86,122,384

	Pharmaceuticals, Biotechnology & Life Sciences - 12.0%
133,400	Amgen, Inc.	20,901,112
774,110	Bristol-Myers Squibb Co.	38,055,248
574,700	Eli Lilly & Co.	44,269,141
968,850	Johnson & Johnson	109,722,262
1,460,505	Merck & Co., Inc.	90,536,705
646,375	Novartis AG	47,720,277
2,653,846	Pfizer, Inc.	84,206,534
159,426	Roche Holding AG	37,775,704

		473,186,983

	Retailing - 2.4%
587,220	Home Depot, Inc.	80,789,728
201,900	L Brands, Inc.	12,156,399

		92,946,127

	Semiconductors & Semiconductor Equipment - 5.7%
931,190	Analog Devices, Inc.	69,783,379
2,322,440	Intel Corp.	85,512,241
832,736	Maxim Integrated Products, Inc.	37,040,097
587,900	QUALCOMM, Inc.	31,411,497

		223,747,214

	Software & Services - 3.0%
1,850,505	Microsoft Corp.	119,635,148

	Technology Hardware & Equipment - 2.7%
3,496,650	Cisco Systems, Inc.	107,417,088

	Telecommunication Services - 2.6%
1,035,740	BCE, Inc.	46,690,880
1,132,174	Verizon Communications, Inc.	55,487,848

		102,178,728

	Transportation - 2.3%
681,410	Union Pacific Corp.	72,624,678
163,260	United Parcel Service, Inc. Class B	17,816,564

		90,441,242

	Utilities - 6.4%
742,206	Dominion Resources, Inc.	56,615,474
205,230	Duke Energy Corp.	16,118,764
791,340	Eversource Energy	43,776,929
318,540	NextEra Energy, Inc.	39,409,769
390,400	Sempra Energy	39,973,056
483,790	UGI Corp.	22,433,342
762,240	Xcel Energy, Inc.	31,495,757

		249,823,091

	Total Common Stocks (cost $3,065,088,975)	3,851,156,387

	Total Long-Term Investments (cost $3,065,088,975)	3,851,156,387

Short-Term Investments - 2.2%
	Other Investment Pools & Funds - 2.2%
87,272,687	Morgan Stanley Institutional Liquidity Funds, Institutional Class	87,272,687

	Total Short-Term Investments (cost $87,272,687)	87,272,687

The Hartford Equity Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Investments (cost $3,152,361,662)^	100.1%	$3,938,429,074
Other Assets and Liabilities	(0.1)%	(3,796,985)

Total Net Assets	100.0%	$3,934,632,089

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$841,280,917
Unrealized Depreciation	(55,213,505)

Net Unrealized Appreciation	$786,067,412

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
ADR	American Depositary Receipt

The Hartford Equity Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$569,034,466	$569,034,466	$—	$—
Capital Goods	369,520,383	369,520,383	—	—
Consumer Durables & Apparel	43,330,716	43,330,716	—	—
Consumer Services	34,797,623	34,797,623	—	—
Diversified Financials	135,070,634	135,070,634	—	—
Energy	468,724,815	468,724,815	—	—
Food & Staples Retailing	20,509,202	20,509,202	—	—
Food, Beverage & Tobacco	265,301,838	211,950,306	53,351,532	—
Health Care Equipment & Services	45,710,608	45,710,608	—	—
Household & Personal Products	54,613,275	54,613,275	—	—
Insurance	299,044,822	299,044,822	—	—
Materials	86,122,384	86,122,384	—	—
Pharmaceuticals, Biotechnology & Life Sciences	473,186,983	387,691,002	85,495,981	—
Retailing	92,946,127	92,946,127	—	—
Semiconductors & Semiconductor Equipment	223,747,214	223,747,214	—	—
Software & Services	119,635,148	119,635,148	—	—
Technology Hardware & Equipment	107,417,088	107,417,088	—	—
Telecommunication Services	102,178,728	102,178,728	—	—
Transportation	90,441,242	90,441,242	—	—
Utilities	249,823,091	249,823,091	—	—
Short-Term Investments	87,272,687	87,272,687	—	—

Total	$3,938,429,074	$3,799,581,561	$138,847,513	$—

(1)	For the period ended January 31, 2017, there were no transfers between any levels.

The Hartford Floating Rate Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 7.7%
	Advertising - 0.1%
$ 4,000,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$3,510,000

	Agriculture - 0.2%
6,820,000	Kernel Holding S.A. 8.75%, 01/31/2022(1)	6,868,763

	Biotechnology - 0.1%
6,250,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(2)	6,289,062

	Chemicals - 0.1%
4,566,000	Hexion, Inc. 6.63%, 04/15/2020	4,257,795

	Commercial Banks - 3.5%
3,250,000	Access Bank plc 9.25%, 06/24/2021(1)(3)	2,941,250
EUR 11,400,000	Banco Bilbao Vizcaya Argentaria S.A. 7.00%, 02/19/2019(3)(4)(5)	11,752,514
$ 6,000,000	Banco do Brasil S.A. 9.00%, 06/18/2024(3)(4)(5)	6,060,000
EUR 10,800,000	Banco Santander S.A. 6.25%, 03/12/2019(3)(4)(5)	11,090,451
5,000,000	Bank of Ireland 7.38%, 06/18/2020(3)(4)(5)	5,548,629
$ 5,000,000	Barclays plc 8.25%, 12/15/2018(3)(4)	5,218,030
	Credit Agricole S.A.
5,000,000	6.63%, 09/23/2019(3)(4)(5)	4,918,750
7,600,000	6.63%, 09/23/2019(1)(3)(4)	7,476,500
2,150,000	7.88%, 01/23/2024(1)(3)(4)	2,189,586
7,000,000	Credit Suisse Group AG 7.50%, 12/11/2023(1)(3)(4)	7,405,020
GBP 4,000,000	CYBG plc 8.00%, 12/08/2022(3)(4)(5)	4,738,934
$ 7,000,000	Deutsche Bank AG 7.50%, 04/30/2025(3)(4)	6,409,620
EUR 4,000,000	Erste Group Bank AG 8.88%, 10/15/2021(3)(4)(5)	4,733,606
$ 7,220,000	HSBC Holdings plc 6.38%, 03/30/2025(3)(4)	7,229,025
7,000,000	ING Groep N.V. 6.50%, 04/16/2025(3)(4)	6,780,200
7,000,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(3)(4)	6,387,500
3,000,000	Lloyds Banking Group plc 7.50%, 06/27/2024(3)(4)	3,111,870
7,060,000	Royal Bank of Scotland Group plc 8.63%, 08/15/2021(3)(4)	7,289,450
10,915,000	Societe Generale S.A. 6.00%, 01/27/2020(1)(3)(4)	10,123,662
	Turkiye Is Bankasi
4,305,000	5.50%, 04/21/2022(1)	4,122,037
4,000,000	6.00%, 10/24/2022(5)	3,830,000
8,000,000	UBS Group AG 7.13%, 02/19/2020(3)(4)(5)	8,250,240
7,000,000	UniCredit S.p.A. 8.00%, 06/03/2024(3)(4)(5)	6,444,662

		144,051,536

	Commercial Services - 0.1%
4,000,000	Hertz Corp. 5.50%, 10/15/2024(1)	3,360,000

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Electric - 0.1%
$ 4,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	$3,100,000

	Engineering & Construction - 0.1%
4,676,000	Aeropuertos Argentina S.A. 6.88%, 02/01/2027(1)	4,727,436

	Entertainment - 0.1%
5,750,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	5,472,563

	Food - 0.3%
GBP 7,335,000	Iceland Bondco plc 4.61%, 07/15/2020(1)(3)	9,135,335
$ 4,000,000	Marfrig Holdings Europe B.V. 8.00%, 06/08/2023(5)	4,215,000

		13,350,335

	Healthcare-Products - 0.2%
4,000,000	Kinetic Concepts, Inc. / KCI USA, Inc. 9.63%, 10/01/2021(1)	4,288,000
4,000,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 6.63%, 05/15/2022(1)	3,620,000

		7,908,000

	Healthcare-Services - 0.6%
	Community Health Systems, Inc.
10,500,000	5.13%, 08/15/2018	10,532,812
9,300,000	5.13%, 08/01/2021	8,765,250
7,500,000	7.13%, 07/15/2020	6,150,000

		25,448,062

	Lodging - 0.2%
10,524,000	Chester Downs & Marina LLC / Chester Downs Finance Corp. 9.25%, 02/01/2020(1)	10,524,000

	Machinery-Diversified - 0.1%
2,625,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	2,887,500

	Oil & Gas - 0.8%
3,065,000	KCA Deutag UK Finance plc 7.25%, 05/15/2021(1)	2,919,413
6,295,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	6,357,950
12,100,000	Permian Resources LLC / AEPB Finance Corp. 7.54%, 08/01/2019(1)(3)	10,285,000
10,902,835	Shelf Drilling Holdings Ltd. 9.50%, 11/02/2020(1)	9,812,551
4,000,000	Zhaikmunai LLP 7.13%, 11/13/2019(5)	3,930,000

		33,304,914

	Pharmaceuticals - 0.5%
9,000,000	Endo Finance LLC 6.00%, 07/15/2023(1)	7,672,500
12,000,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018(1)	11,835,000

		19,507,500

	Real Estate Investment Trusts - 0.6%
18,661,218	Realogy Corp. 3.03%, 07/20/2022	18,773,186
5,000,000	Trust F/1401 5.25%, 12/15/2024(5)	4,831,250

		23,604,436

	Total Corporate Bonds (cost $322,847,137)	318,171,902

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Senior Floating Rate Interests - 86.7%(6)
	Aerospace/Defense - 1.4%
$ 7,979,878	Fly Funding II S.a.r.l. 3.64%, 02/09/2022	$8,027,279
	TransDigm, Inc.
36,314,618	3.78%, 06/09/2023	36,207,490
14,750,120	3.85%, 05/14/2022	14,700,412

		58,935,181

	Agriculture - 0.1%
3,843,025	Pinnacle Operating Corp. 4.75%, 11/15/2018	3,365,837

	Airlines - 0.7%
30,000,000	American Airlines, Inc. 3.28%, 04/28/2023	30,160,800

	Auto Manufacturers - 0.4%
15,712,055	Jaguar Holding Co. 4.25%, 08/18/2022	15,787,787

	Beverages - 0.3%
12,623,458	Oak Tea, Inc. 3.50%, 07/02/2022	12,702,355

	Chemicals - 2.3%
3,115,000	Atotech B.V. 0.00%, 01/24/2024(7)	3,130,575
20,548,161	Chemours Co. 3.78%, 05/12/2022	20,471,105
	Ineos U.S. Finance LLC
13,970,826	3.75%, 05/04/2018	13,972,642
2,289,204	4.25%, 03/31/2022	2,297,789
19,123,900	Nexeo Solutions LLC 5.26%, 06/09/2023	19,267,329
5,481,335	Solenis International L.P., Co. 4.25%, 07/31/2021	5,498,491
31,618,081	Univar, Inc. 3.52%, 07/01/2022	31,553,897

		96,191,828

	Coal - 0.9%
16,880,000	American Energy - Marcellus LLC 5.25%, 08/04/2020	10,085,800
9,810,778	Arch Coal, Inc. 10.00%, 10/05/2021	9,889,264
1,835,000	Ascent Resources - Marcellus LLC 8.50%, 08/04/2021	188,087
18,982,491	Peabody Energy Corp. 4.25%, 09/24/2020	19,177,062

		39,340,213

	Commercial Services - 5.7%
36,976,946	Acosta Holdco, Inc. 4.29%, 09/26/2021	35,682,753
7,319,003	Affinion Group, Inc. 6.75%, 04/30/2018	7,290,313
	Brickman Group Ltd. LLC
33,433,192	4.00%, 12/18/2020	33,547,200
11,912,388	7.50%, 12/17/2021	11,962,062
2,898,000	Brock Holdings III, Inc. 10.00%, 03/16/2018	2,782,080
	Capital Automotive L.P.
4,281,619	4.00%, 04/10/2019	4,304,354
3,305,000	6.00%, 04/30/2020	3,327,044
15,185,000	Conduent, Inc. 6.25%, 12/07/2023	15,444,360
4,600,000	DigitalGlobe, Inc. 3.53%, 01/15/2024	4,626,818

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 7,393,235	Global Payments, Inc. 3.28%, 04/22/2023	$7,457,925
6,075,393	Innovairre Holdings Co. LLC 5.00%, 08/02/2019(8)(9)	5,285,592
4,520,838	KAR Auction Services, Inc. 4.50%, 03/09/2023	4,573,098
11,164,697	ON Assignment, Inc. 3.53%, 06/03/2022	11,223,981
14,000,000	Quikrete Holdings, Inc. 4.02%, 11/15/2023	14,165,340
9,727,035	Russell Investment Group 6.75%, 06/01/2023	9,860,782
33,045,288	ServiceMaster Co. 3.28%, 11/08/2023	33,196,635
17,305,063	TransUnion LLC 3.28%, 04/09/2023	17,380,860
	USAGM Hold Co. LLC
2,238,048	5.29%, 07/28/2022(10)	2,252,036
11,265,871	5.50%, 07/28/2022	11,336,283

		235,699,516

	Construction Materials - 0.2%
8,641,630	Summit Materials Cos. I LLC 3.75%, 07/17/2022	8,706,442

	Distribution/Wholesale - 0.6%
5,383,316	FPC Holdings, Inc. 5.25%, 11/19/2019	5,115,819
	PowerTeam Services LLC
16,204,634	4.25%, 05/06/2020	16,184,378
2,665,000	8.25%, 11/06/2020	2,651,675

		23,951,872

	Diversified Financial Services - 3.2%
	EVO Payments International LLC
18,165,000	6.00%, 12/22/2023	18,392,063
2,150,000	10.00%, 11/15/2024	2,139,250
8,422,132	Infinity Acquisition LLC 4.25%, 08/06/2021	8,222,106
3,975,000	NFP Corp. 0.00%, 01/08/2024(7)	4,021,388
13,545,000	RP Crown Parent LLC 4.50%, 10/12/2023	13,639,815
	SAM Finance Lux S.a.r.l.
25,236,995	4.25%, 12/17/2020	25,287,469
EUR 7,567,080	4.50%, 12/17/2020	8,237,605
$ 6,981,959	Sears Roebuck Acceptance Corp. 0.00%, 06/30/2018(7)	6,859,775
29,724,828	Silver II U.S. Holdings LLC 4.00%, 12/13/2019	28,150,303
19,500,000	Telenet International Finance S.a.r.l. 3.77%, 01/31/2025	19,667,115

		134,616,889

	Electric - 4.9%
11,408,117	Calpine Construction Finance Co., L.P. 3.03%, 05/03/2020	11,401,044
	Calpine Corp.
12,375,000	3.07%, 11/30/2017	12,375,000
32,581,617	3.28%, 01/31/2022	32,581,617
27,700,800	3.75%, 05/31/2023	27,843,182
7,274,507	3.75%, 01/15/2024	7,307,096
16,650,000	Chief Exploration & Development LLC 7.75%, 05/16/2021	16,441,875
9,820,000	Dynegy, Inc. 5.00%, 06/27/2023	9,884,714
24,973,967	Energy Future Intermediate Holding Co. LLC 4.25%, 06/30/2017	25,109,326

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 10,741,278	ExGen Texas Power LLC 5.75%, 09/16/2021	$7,384,629
20,397,500	NRG Energy, Inc. 3.03%, 06/30/2023	20,462,976
	Pike Corp.
9,623,226	5.50%, 12/22/2021	9,663,355
8,625,000	9.50%, 06/22/2022	8,632,159
11,597,408	Seadrill Partners Finco LLC 4.00%, 02/21/2021	8,538,592
	Vistra Operations Co. LLC
2,998,000	0.00%, 08/04/2023(7)	3,005,495
2,080,000	4.02%, 12/14/2023	2,100,800

		202,731,860

	Electronics - 0.2%
6,956,175	Ceridian LLC 4.54%, 09/15/2020	6,930,089
477,120	Provo Craft & Novelty, Inc. 0.00%, 07/07/2019(1)(7)(8)(9)(11)	—

		6,930,089

	Energy-Alternate Sources - 1.0%
2,951,015	EMG Utica LLC 4.75%, 03/27/2020	2,948,566
27,219,663	MEG Energy Corp. 4.54%, 12/31/2023	27,355,761
11,942,424	TEX Operations Co. LLC 5.00%, 08/04/2023	11,994,731

		42,299,058

	Entertainment - 1.2%
24,047,970	Aristocrat Technologies, Inc. 3.78%, 10/20/2021	24,282,438
9,548,733	CityCenter Holdings LLC 3.75%, 10/16/2020	9,646,226
820,000	Penn National Gaming, Inc. 0.00%, 01/13/2024(7)	825,806
15,906,042	Scientific Games International, Inc. 6.01%, 10/01/2021	16,015,475

		50,769,945

	Environmental Control - 0.3%
11,559,062	Advanced Disposal Services, Inc. 3.50%, 11/10/2023	11,662,285

	Food - 3.9%
	Albertsons LLC
33,938,544	3.78%, 08/22/2021	34,076,335
5,631,735	4.25%, 12/22/2022	5,670,482
16,992,328	Hostess Brands LLC 4.00%, 08/03/2022	17,145,259
	JBS USA LLC
59,405,000	0.00%, 10/30/2022(7)	59,528,562
19,389,410	3.75%, 05/25/2018	19,389,410
6,873,586	3.75%, 09/18/2020	6,873,586
19,474,846	4.00%, 10/30/2022	19,515,354

		162,198,988

	Food Service - 0.2%
8,779,044	Hearthside Group Holdings LLC 4.00%, 06/02/2021	8,844,887

	Hand/Machine Tools - 0.2%
11,220,129	Ameriforge Group, Inc. 5.00%, 12/19/2019	6,283,272

	Healthcare-Products - 2.4%
30,995,561	Alere, Inc. 4.25%, 06/18/2022	31,000,520

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 6,941,738	Immucor, Inc. 5.00%, 08/17/2018	$6,768,195
	Kinetic Concepts, Inc.
15,395,000	0.00%, 01/25/2024(7)	15,395,000
10,968,513	5.00%, 11/04/2020	10,975,423
15,660,750	Revlon Consumer Products Corp. 4.31%, 09/07/2023	15,784,157
20,831,786	Sterigenics-Nordion Holdings LLC 4.25%, 05/15/2022	20,857,826

		100,781,121

	Healthcare-Services - 7.2%
19,193,136	Air Medical Group Holdings, Inc. 4.25%, 04/28/2022	19,117,131
19,540,165	American Renal Holdings, Inc. 4.75%, 09/20/2019	19,466,889
7,572,402	CDRH Parent, Inc. 5.25%, 07/01/2021	6,924,053
26,456,032	Community Health Systems, Inc. 4.00%, 01/27/2021	24,995,394
17,713,802	DJO Finance LLC 4.25%, 06/08/2020	17,253,243
26,384,289	Envision Healthcare Corp. 4.00%, 12/01/2023	26,639,952
	Genoa, a QoL Healthcare Co. LLC
9,720,638	4.75%, 10/28/2023	9,765,158
1,750,000	9.00%, 10/25/2024	1,767,500
35,045,000	inVentiv Health, Inc. 4.75%, 11/09/2023	35,336,925
27,221,527	MPH Acquisition Holdings LLC 5.00%, 06/07/2023	27,601,540
22,193,867	Opal Acquisition, Inc. 5.00%, 11/27/2020	20,668,038
16,955,792	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	16,821,502
5,730,000	Prestige Brands, Inc. 0.00%, 01/26/2024(7)	5,780,137
12,671,469	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	12,814,023
16,990,000	Team Health, Inc. 0.00%, 01/17/2024(7)	16,958,229
	U.S. Renal Care, Inc.
28,725,224	5.25%, 12/31/2022	27,051,980
5,000,000	9.00%, 12/31/2023	4,600,000
4,452,056	Vizient, Inc. 5.00%, 02/13/2023	4,507,707

		298,069,401

	Home Furnishings - 0.2%
9,247,504	Hillman Group, Inc. 4.50%, 06/30/2021	9,296,609

	Household Products/Wares - 0.2%
6,875,578	Galleria Co. 3.81%, 09/29/2023	6,909,956

	Insurance - 3.0%
	Asurion LLC
1,478,274	4.03%, 07/08/2020	1,490,898
5,685,750	4.75%, 11/03/2023	5,741,413
10,215,000	8.50%, 03/03/2021	10,355,456
14,957,052	Evertec Group LLC 3.27%, 04/17/2020	14,867,310
19,194,764	HUB International Ltd. 4.00%, 10/02/2020	19,257,722
	Sedgwick Claims Management Services, Inc.
32,604,624	3.75%, 03/01/2021	32,713,198
18,125,000	6.75%, 02/28/2022	18,155,269

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 19,979,280	USI, Inc. 4.25%, 12/27/2019	$20,032,825

		122,614,091

	Internet - 0.3%
17,470,240	Lands’ End, Inc. 4.25%, 04/04/2021	13,168,194

	IT Services - 0.3%
12,035,018	IMS Health, Inc. 3.52%, 03/17/2021	12,104,219

	Leisure Time - 0.9%
	Delta 2 (LUX) S.a.r.l.
17,549,500	5.07%, 07/30/2021	17,634,790
12,060,000	8.07%, 07/31/2022	12,105,225
6,895,000	Lindblad Expeditions, Inc. 5.82%, 05/08/2021	6,912,238

		36,652,253

	Lodging - 1.9%
7,414,870	Caesars Entertainment Operating Co. 0.00%, 03/01/2017(7)(11)	8,849,944
36,150,755	Caesars Entertainment Resort Properties LLC 7.00%, 10/11/2020	36,460,567
19,391,910	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	19,484,797
15,119,025	Station Casinos LLC 3.27%, 06/08/2023	15,166,348

		79,961,656

	Machinery-Construction & Mining - 0.8%
8,064,502	American Rock Salt Holdings LLC 4.75%, 05/20/2021	8,067,889
6,890,103	Headwaters, Inc. 4.00%, 03/24/2022	6,905,605
16,191,423	Neff Rental LLC 7.54%, 06/09/2021	16,130,705

		31,104,199

	Machinery-Diversified - 2.1%
29,446,202	Brand Energy & Infrastructure Services, Inc. 4.77%, 11/26/2020	29,379,948
	Gardner Denver, Inc.
18,750,547	4.56%, 07/30/2020	18,522,353
EUR 11,431,926	4.75%, 07/30/2020	12,311,884
$ 19,312,983	Gates Global LLC 4.25%, 07/06/2021	19,240,559
8,150,068	Paladin Brands Holding, Inc. 7.25%, 08/16/2019	7,579,563

		87,034,307

	Media - 6.4%
	Advantage Sales & Marketing, Inc.
28,743,324	4.25%, 07/23/2021	28,572,589
12,315,000	7.50%, 07/25/2022	11,945,550
18,753,479	AVSC Holding Corp. 4.50%, 01/24/2021	18,753,479
14,373,975	Camelot UK Holdings Co., Ltd. 4.75%, 10/03/2023	14,493,710
6,674,717	CBS Radio, Inc. 4.50%, 10/17/2023	6,728,982
	Charter Communications Operating LLC
1,000,000	0.00%, 07/01/2020(7)	1,002,030
23,815,038	3.03%, 01/15/2024	23,891,007
14,217,656	CSC Holdings LLC 3.77%, 10/11/2024	14,306,517
1,602,178	Dex Media, Inc 11.00%, 07/29/2021	1,606,184

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 520,394	Mission Broadcasting, Inc. 0.00%, 01/17/2024(7)	$526,680
5,648,064	Nexstar Broadcasting, Inc. 0.00%, 01/17/2024(7)	5,716,292
	Numericable U.S. LLC
18,707,028	4.29%, 01/14/2025	18,859,116
5,682,063	5.29%, 01/15/2024	5,740,644
21,236,625	Quebecor Media, Inc. 3.40%, 08/17/2020	21,218,999
	Tribune Media Co.
25,385,365	3.78%, 01/27/2024	25,505,946
6,094,940	3.78%, 12/27/2020	6,123,891
13,200,000	UPC Financing Partnership 3.77%, 08/31/2024	13,200,000
	Virgin Media Investment Holdings Ltd.
24,518,348	3.52%, 01/31/2025	24,656,387
GBP 18,800,000	4.25%, 06/30/2023	23,652,752

		266,500,755

	Metal Fabricate/Hardware - 0.4%
$ 17,520,878	Rexnord LLC 3.77%, 08/21/2023	17,619,521

	Oil & Gas - 2.8%
	California Resources Corp.
34,859,126	3.78%, 10/01/2019	33,900,500
10,715,000	11.38%, 12/31/2021	12,047,839
6,600,000	Chesapeake Energy Corp. 8.50%, 08/23/2021	7,215,978
5,065,360	Drillships Ocean Ventures, Inc. 5.56%, 07/25/2021	4,467,647
17,520,000	Energy Transfer Equity L.P. 1.00%, 01/24/2024	17,520,000
9,464,446	Fieldwood Energy LLC 3.88%, 10/01/2018	9,070,063
12,629,582	KCA Deutag US Finance LLC 6.25%, 05/15/2020	12,029,677
13,406,400	Pinnacle Holding Co. S.a.r.l. 4.75%, 07/30/2019	10,859,184
8,324,673	Western Refining, Inc. 5.25%, 11/12/2020	8,355,890

		115,466,778

	Oil & Gas Services - 1.0%
21,133,331	Crosby U.S. Acquisition Corp. 4.00%, 11/23/2020	19,315,864
6,779,524	Drillships Financial Holding, Inc. 6.06%, 03/31/2021	5,248,504
4,187,072	Pacific Drilling S.A. 4.50%, 06/03/2018	2,093,536
15,875,012	Paragon Offshore Finance Co. 5.50%, 07/18/2021	6,254,755
	Utex Industries, Inc.
7,106,049	5.00%, 05/22/2021	6,679,686
3,000,000	8.25%, 05/22/2022	2,440,500

		42,032,845

	Packaging & Containers - 3.8%
	Anchor Glass Container Corp.
2,125,000	4.25%, 12/07/2023	2,143,594
1,460,000	8.75%, 12/07/2024	1,479,462
	Berlin Packaging LLC
1,147,084	4.50%, 10/01/2021	1,154,735
5,313,000	7.75%, 10/01/2022	5,379,412
	Berry Plastics Group, Inc.
14,770,913	3.29%, 10/03/2022	14,857,914
2,795,000	3.29%, 01/19/2024	2,812,469

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 19,997,210	Berry Plastics Holding Corp. 3.50%, 02/08/2020	$19,997,210
19,595,000	Flex Acquisition Co., Inc. 4.25%, 12/29/2023	19,754,307
	Mauser U.S. Corp.
14,259,320	4.50%, 07/31/2021	14,300,957
12,725,000	8.75%, 07/31/2022	12,725,000
	Prolampac Intermediate, Inc.
5,255,000	5.00%, 11/18/2023	5,327,256
3,105,000	9.50%, 11/18/2024	3,133,473
39,524,167	Reynolds Group Holdings, Inc. 4.25%, 02/05/2023	39,619,025
13,424,973	Signode Industrial Group U.S., Inc. 4.00%, 05/01/2021	13,525,660

		156,210,474

	Pharmaceuticals - 2.4%
39,699,012	Endo Luxembourg Finance Co. I S.a r.l. 3.81%, 09/26/2022	39,566,815
	Valeant Pharmaceuticals International, Inc.
5,554,607	5.27%, 12/11/2019	5,564,161
20,537,854	5.27%, 08/05/2020	20,583,448
32,444,693	5.53%, 04/01/2022	32,570,578

		98,285,002

	Pipelines - 0.5%
9,879,647	Energy Transfer Equity L.P. 4.14%, 12/02/2019	9,905,927
14,246,000	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	12,251,560

		22,157,487

	Real Estate - 0.7%
	DTZ U.S. Borrower LLC
26,659,980	4.26%, 11/04/2021	26,805,810
453,617	9.29%, 11/04/2022	453,617

		27,259,427

	Real Estate Investment Trusts - 1.2%
EUR 15,840,000	Equinix, Inc. 0.00%, 12/09/2023(7)	17,363,802
$ 32,052,788	MGM Growth Properties LLC 3.53%, 04/25/2023	32,310,492

		49,674,294

	Retail - 4.9%
5,400,000	84 Lumber Co. 6.75%, 10/04/2023	5,454,000
	Bass Pro Group LLC
17,827,202	4.02%, 06/05/2020	17,749,297
31,515,000	5.97%, 12/16/2023	30,515,344
3,408,707	Coty, Inc. 3.27%, 10/27/2022	3,445,623
11,522,100	Harbor Freight Tools USA, Inc. 3.78%, 08/19/2023	11,569,456
10,525,548	HD Supply, Inc. 3.75%, 08/13/2021	10,588,701
31,502,622	Michaels Stores, Inc. 3.75%, 01/30/2023	31,317,072
12,134,609	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	10,029,740
	Outerwall, Inc.
8,493,713	5.25%, 09/27/2023	8,597,251
5,265,000	9.75%, 09/27/2024	5,286,955
8,099,859	Party City Holdings, Inc. 4.21%, 08/19/2022	8,042,512
11,922,116	PetSmart, Inc. 4.00%, 03/11/2022	11,808,260

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Rite Aid Corp.
$ 19,330,000	4.88%, 06/21/2021	$19,396,495
7,755,000	5.75%, 08/21/2020	7,774,387
19,140,354	Sports Authority, Inc. 7.50%, 11/16/2017	3,445,264
3,612,074	SuperValu, Inc. 5.50%, 03/21/2019	3,635,553
16,494,053	U.S. Foods, Inc. 3.78%, 06/27/2023	16,602,254

		205,258,164

	Semiconductors - 0.8%
5,833,307	Lattice Semiconductor Corp. 5.26%, 03/10/2021	5,818,724
17,274,466	NXP B.V. 3.24%, 12/07/2020	17,347,019
10,847,813	ON Semiconductor Corp. 4.03%, 03/31/2023	10,960,846

		34,126,589

	Software - 6.7%
38,142,918	CDW LLC 3.25%, 08/17/2023	38,393,136
28,114,538	Dell, Inc. 4.03%, 09/07/2023	28,234,024
18,199,162	Epicor Software Corp. 4.75%, 06/01/2022	18,267,409
	First Data Corp.
54,651,484	3.78%, 03/24/2021	54,967,370
18,729,040	3.78%, 07/10/2022	18,853,962
6,724,358	Hyland Software, Inc. 4.75%, 07/01/2022	6,744,532
	Infor U.S., Inc.
15,140,824	3.75%, 06/03/2020	15,138,401
EUR 3,405,460	4.00%, 06/03/2020	3,691,522
$ 22,233,045	Magic Newco LLC 5.00%, 12/12/2018	22,283,958
	Peak 10, Inc.
2,749,500	5.00%, 06/17/2021	2,780,432
4,310,000	8.28%, 06/17/2022	4,051,400
13,285,000	Quest Software U.S. Holdings Inc. 7.00%, 10/31/2022	13,459,432
17,317,660	SS&C Technologies, Inc. 4.03%, 07/08/2022	17,475,424
35,203,100	WEX, Inc. 4.28%, 07/01/2023	35,599,135

		279,940,137

	Telecommunications - 6.5%
9,983,551	CommScope, Inc. 3.28%, 12/29/2022	10,079,193
13,114,096	Entravision Communications Corp. 3.50%, 05/31/2020	13,122,358
	Level 3 Financing, Inc.
25,785,000	3.51%, 05/31/2022	26,016,033
27,045,000	4.00%, 08/01/2019	27,362,779
16,442,500	4.00%, 01/15/2020	16,643,921
27,700,550	LTS Buyer LLC 4.25%, 04/13/2020	27,839,052
8,426,923	Salem Communications Corp. 4.50%, 03/13/2020	8,195,182
71,025,000	Sprint Communications, Inc. 0.00%, 01/13/2024(7)	71,113,781
41,228,486	Univision Communications, Inc. 4.00%, 03/01/2020	41,300,435
8,043,650	XO Communications LLC 6.00%, 03/17/2021	8,063,759

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Zayo Group LLC
$ 5,755,000	0.00%, 01/12/2024(7)	$5,800,580
11,955,000	0.00%, 01/19/2024(7)	12,049,684

		267,586,757

	Transportation - 0.3%
	Kenan Advantage Group, Inc.
588,265	1.50%, 02/10/2017(10)	589,000
12,767,621	4.00%, 07/31/2022	12,783,581

		13,372,581

	Trucking & Leasing - 1.3%
	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
8,000,000	0.00%, 07/20/2020(7)	8,072,000
39,400,000	0.00%, 01/13/2022(7)	39,906,684
6,687,668	Consolidated Container Co. 5.00%, 07/03/2019	6,670,948

		54,649,632

	Total Senior Floating Rate Interests (cost $3,648,595,614)	3,599,015,553

Common Stocks - 1.2%
	Energy - 0.7%
252,908	Arch Coal, Inc. Class A*	18,206,847
418,220,006	KCA Deutag*(1)(8)(9)	5,254,098
389,285	Templar Energy LLC Class A*(8)(9)	3,892,849

		27,353,794

	Food & Staples Retailing - 0.0%
5,846,778	PC Holdings(1)(8)(9)	6

	Media - 0.1%
494,501	Dex Media, Inc.(8)(9)	1,013,727
15,581	F & W Publications, Inc.(8)(9)	—
138,305	MPM Holdings, Inc.*	1,362,304

		2,376,031

	Utilities - 0.4%
70,000,000	TCEH Corp.*(8)(9)	70
1,167,128	Vistra Energy Corp.*	18,919,145

		18,919,215

	Total Common Stocks (cost $50,932,236)	48,649,046

Exchange Traded Funds - 2.5%
	Other Investment Pools & Funds - 2.5%
235,200	iShares iBoxx $ High Yield Corporate Bond ETF	20,542,368
402,700	iShares U.S. Preferred Stock ETF	15,342,870
908,900	PowerShares Senior Loan Portfolio	21,177,370
402,200	PowerShares Variable Rate Preferred Portfolio	10,055,000
318,400	SPDR Blackstone / GSO Senior Loan ETF	15,127,184
558,400	SPDR Bloomberg Barclays High Yield Bond ETF	20,610,544

	Total Exchange Traded Funds (cost $101,216,197)	102,855,336

	Total Long-Term Investments (cost $4,123,591,184)	4,068,691,837

Short-Term Investments - 8.2%
	Other Investment Pools & Funds - 8.2%
340,669,216	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class	340,669,216

	Total Short-Term Investments (cost $340,669,216)	340,669,216

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Investments (cost $4,464,260,400)^	106.3%	$4,409,361,053
Other Assets and Liabilities	(6.3)%	(260,166,288)

Total Net Assets	100.0%	$4,149,194,765

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$44,189,145
Unrealized Depreciation	(99,088,492)

Net Unrealized Depreciation	$(54,899,347)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $155,464,732, which represents 3.7% of total net assets.
(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $80,344,036, which represents 1.9% of total net assets.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2017.
(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $15,446,342, which represents 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(9)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
10/2016	494,501	Dex Media, Inc.	$702,593
06/2010	15,581	F & W Publications, Inc.	1,558
08/2016	6,075,393	Innovairre Holdings Co. LLC	5,400,363
03/2011	418,220,006	KCA Deutag	5,667,717
10/2016	5,846,778	PC Holdings	—

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

09/2013	477,120	Provo Craft & Novelty, Inc.	69,945
10/2016	70,000,000	TCEH Corp.	—
09/2016	389,285	Templar Energy LLC Class A	3,333,177

			$15,175,353

At January 31, 2017, the aggregate value of these securities was $15,446,342, which represents 0.4% of total net assets.

(10)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2017, the aggregate value of the unfunded commitment was $2,841,036, which rounds to zero percent of total net assets.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	02/28/17	UBS	$73,174,214	$74,061,752	$(887,538)
GBP	Sell	02/28/17	MSC	37,060,370	37,112,612	(52,242)

Total						$(939,780)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Counterparty Abbreviations:
MSC	Morgan Stanley
UBS	UBS AG
Currency Abbreviations:
EUR	Euro
GBP	British Pound
Other Abbreviations:
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

The Hartford Floating Rate Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$318,171,902	$—	$318,171,902	$—
Senior Floating Rate Interests	3,599,015,553	—	3,593,729,961	5,285,592
Common Stocks
Energy	27,353,794	18,206,847	—	9,146,947
Food & Staples Retailing	6	—	—	6
Media	2,376,031	—	—	2,376,031
Utilities	18,919,215	18,919,145	—	70
Exchange Traded Funds	102,855,336	102,855,336	—	—
Short-Term Investments	340,669,216	340,669,216	—	—

Total	$4,409,361,053	$480,650,544	$3,911,901,863	$16,808,646

Liabilities
Foreign Currency Contracts(2)	$(939,780)	$—	$(939,780)	$—

Total	$(939,780)	$—	$(939,780)	$—

(1)	For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $1,168,538 were transferred from Level 2 to Level 3 due to the unavailability of active market pricing.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Floating Rate High Income Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 11.4%
	Advertising - 0.2%
$ 1,000,000	Acosta, Inc. 7.75%, 10/01/2022(1)	$877,500

	Agriculture - 0.4%
1,706,000	Kernel Holding S.A. 8.75%, 01/31/2022(1)	1,718,198

	Biotechnology - 0.3%
1,250,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(2)	1,257,813

	Chemicals - 0.1%
300,000	Hexion, Inc. 6.63%, 04/15/2020	279,750

	Commercial Banks - 5.4%
425,000	Access Bank plc 9.25%, 06/24/2021(1)(3)	384,625
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 800,000	7.00%, 02/19/2019(3)(4)(5)	824,738
$ 1,000,000	9.00%, 05/09/2018(3)(4)(5)	1,043,432
1,000,000	Banco do Brasil S.A. 9.00%, 06/18/2024(3)(4)(5)	1,010,000
EUR 1,700,000	Banco Santander S.A. 6.25%, 03/12/2019(3)(4)(5)	1,745,719
750,000	Bank of Ireland 7.38%, 06/18/2020(3)(4)(5)	832,294
$ 1,000,000	Barclays plc 8.25%, 12/15/2018(3)(4)	1,043,606
2,085,000	Credit Agricole S.A. 7.88%, 01/23/2024(1)(3)(4)	2,123,389
1,250,000	Credit Suisse Group AG 7.50%, 12/11/2023(1)(3)(4)	1,322,325
GBP 500,000	CYBG plc 8.00%, 12/08/2022(3)(4)(5)	592,367
$ 1,200,000	Deutsche Bank AG 7.50%, 04/30/2025(3)(4)	1,098,792
EUR 400,000	Erste Group Bank AG 8.88%, 10/15/2021(3)(4)(5)	473,361
$ 1,250,000	ING Groep N.V. 6.50%, 04/16/2025(3)(4)	1,210,750
1,400,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(3)(4)	1,277,500
1,500,000	Lloyds Banking Group plc 7.50%, 06/27/2024(3)(4)	1,555,935
1,000,000	Royal Bank of Scotland Group plc 8.63%, 08/15/2021(3)(4)	1,032,500
1,970,000	Societe Generale S.A. 6.00%, 01/27/2020(1)(3)(4)	1,827,175
	Turkiye Is Bankasi
861,000	5.50%, 04/21/2022(1)	824,407
600,000	6.00%, 10/24/2022(5)	574,500
1,500,000	UBS Group AG 7.13%, 02/19/2020(3)(4)(5)	1,546,920
1,000,000	UniCredit S.p.A. 8.00%, 06/03/2024(3)(4)(5)	920,666

		23,265,001

	Commercial Services - 0.1%
500,000	Hertz Corp. 5.50%, 10/15/2024(1)	420,000

	Electric - 0.2%
1,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	775,000

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Engineering & Construction - 0.2%
$ 935,000	Aeropuertos Argentina S.A. 6.88%, 02/01/2027(1)	$945,285

	Entertainment - 0.3%
1,250,000	Codere Finance 2 Luxembourg S.A. 7.63%, 11/01/2021(1)	1,189,688

	Food - 0.6%
GBP 1,165,000	Iceland Bondco plc 4.61%, 07/15/2020(1)(3)	1,450,943
$ 1,000,000	Marfrig Holdings Europe B.V. 8.00%, 06/08/2023(5)	1,053,750

		2,504,693

	Healthcare-Products - 0.2%
500,000	Kinetic Concepts, Inc. / KCI USA, Inc. 9.63%, 10/01/2021(1)	536,000
500,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 6.63%, 05/15/2022(1)	452,500

		988,500

	Healthcare-Services - 0.9%
	Community Health Systems, Inc.
2,500,000	5.13%, 08/15/2018	2,507,812
1,550,000	7.13%, 07/15/2020	1,271,000

		3,778,812

	Lodging - 0.5%
2,005,000	Chester Downs & Marina LLC / Chester Downs Finance Corp. 9.25%, 02/01/2020(1)	2,005,000

	Machinery-Diversified - 0.1%
375,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	412,500

	Oil & Gas - 1.1%
485,000	KCA Deutag UK Finance plc 7.25%, 05/15/2021(1)	461,962
631,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	637,310
1,400,000	Permian Resources LLC / AEPB Finance Corp. 7.54%, 08/01/2019(1)(3)	1,190,000
1,716,572	Shelf Drilling Holdings Ltd. 9.50%, 11/02/2020(1)	1,544,915
750,000	Zhaikmunai LLP 7.13%, 11/13/2019(5)	736,875

		4,571,062

	Pharmaceuticals - 0.6%
1,500,000	Endo Finance LLC 6.00%, 07/15/2023(1)	1,278,750
1,500,000	Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/2018(1)	1,479,375

		2,758,125

	REITS - 0.2%
1,000,000	Trust F/1401 5.25%, 12/15/2024(5)	966,250

	Total Corporate Bonds (cost $48,715,939)	48,713,177

Senior Floating Rate Interests - 82.2%(6)
	Aerospace/Defense - 1.2%
5,125,996	TransDigm, Inc. 3.78%, 06/09/2023	5,110,874

	Agriculture - 0.1%
307,089	Pinnacle Operating Corp. 4.75%, 11/15/2018	268,958

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Auto Manufacturers - 0.4%
$ 1,767,368	Jaguar Holding Co. 4.25%, 08/18/2022	$1,775,886

	Beverages - 0.4%
1,517,418	Oak Tea, Inc. 3.50%, 07/02/2022	1,526,902

	Chemicals - 2.1%
520,000	Atotech B.V. 0.00%, 01/24/2024(7)	522,600
2,014,940	Chemours Co. 3.78%, 05/12/2022	2,007,384
1,794,245	Ineos U.S. Finance LLC 4.25%, 03/31/2022	1,800,973
855,700	Nexeo Solutions LLC 5.26%, 06/09/2023	862,118
699,980	Solenis International L.P., Co. 4.25%, 07/31/2021	702,171
3,176,152	Univar, Inc. 3.52%, 07/01/2022	3,169,705

		9,064,951

	Coal - 1.0%
1,560,000	American Energy - Marcellus LLC 5.25%, 08/04/2020	932,100
488,582	Arch Coal, Inc. 10.00%, 10/05/2021	492,491
430,000	Ascent Resources - Marcellus LLC 8.50%, 08/04/2021	44,075
2,811,149	Peabody Energy Corp. 4.25%, 09/24/2020	2,839,964

		4,308,630

	Commercial Services - 5.8%
2,989,212	Acosta Holdco, Inc. 4.29%, 09/26/2021	2,884,589
473,507	Affinion Group, Inc. 6.75%, 04/30/2018	471,651
	Brickman Group Ltd. LLC
3,411,460	4.00%, 12/18/2020	3,423,093
3,587,411	7.50%, 12/17/2021	3,602,370
402,000	Brock Holdings III, Inc. 10.00%, 03/16/2018	385,920
3,800,000	Conduent, Inc. 6.25%, 12/07/2023	3,864,904
890,000	DigitalGlobe, Inc. 3.53%, 01/15/2024	895,189
1,508,330	Global Payments, Inc. 3.28%, 04/22/2023	1,521,528
501,213	KAR Auction Services, Inc. 4.50%, 03/09/2023	507,007
1,310,000	Quikrete Holdings, Inc. 4.02%, 11/15/2023	1,325,471
875,288	Russell Investment Group 6.75%, 06/01/2023	887,324
1,898,553	ServiceMaster Co. 3.28%, 11/08/2023	1,907,248
1,455,002	TransUnion LLC 3.28%, 04/09/2023	1,461,375
	USAGM Hold Co. LLC
242,242	5.29%, 07/28/2022(8)	243,756
1,219,394	5.50%, 07/28/2022	1,227,015

		24,608,440

	Distribution/Wholesale - 0.3%
	PowerTeam Services LLC
434,174	4.25%, 05/06/2020	433,631

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 665,000	8.25%, 11/06/2020	$661,675

		1,095,306

	Diversified Financial Services - 2.5%
	EVO Payments International LLC
1,715,000	6.00%, 12/22/2023	1,736,437
205,000	10.00%, 11/15/2024	203,975
1,402,874	Infinity Acquisition LLC 4.25%, 08/06/2021	1,369,556
385,000	NFP Corp. 0.00%, 01/08/2024(7)	389,493
1,170,000	RP Crown Parent LLC 4.50%, 10/12/2023	1,178,190
997,423	Sears Roebuck Acceptance Corp. 0.00%, 06/30/2018(7)	979,968
2,703,849	Silver II U.S. Holdings LLC 4.00%, 12/13/2019	2,560,626
2,370,000	Telenet International Finance S.a.r.l. 3.77%, 01/31/2025	2,390,311

		10,808,556

	Electric - 3.8%
	Calpine Corp.
2,625,000	3.07%, 11/30/2017	2,625,000
1,091,469	3.75%, 01/15/2023	1,097,341
1,218,875	3.75%, 05/31/2023	1,225,140
1,115,000	Chief Exploration & Development LLC 7.75%, 05/16/2021	1,101,062
930,000	Dynegy, Inc. 5.00%, 06/27/2023	936,129
1,460,389	ExGen Texas Power LLC 5.75%, 09/16/2021	1,004,018
2,487,500	NRG Energy, Inc. 3.03%, 06/30/2023	2,495,485
	Pike Corp.
1,873,548	5.50%, 12/22/2021	1,881,361
2,375,000	9.50%, 06/22/2022	2,376,971
510,765	Seadrill Partners Finco LLC 4.00%, 02/21/2021	376,051
	Vistra Operations Co. LLC
1,002,000	0.00%, 08/04/2023(7)	1,004,505
210,000	4.02%, 12/14/2023	212,100

		16,335,163

	Electronics - 0.1%
491,090	Ceridian LLC 4.54%, 09/15/2020	489,249

	Energy-Alternate Sources - 1.0%
328,915	EMG Utica LLC 4.75%, 03/27/2020	328,642
2,551,703	MEG Energy Corp. 4.54%, 12/31/2023	2,564,461
1,522,577	TEX Operations Co. LLC 5.00%, 08/04/2023	1,529,246

		4,422,349

	Entertainment - 1.0%
2,123,713	Aristocrat Technologies, Inc. 3.78%, 10/20/2021	2,144,419
720,000	Penn National Gaming, Inc. 0.00%, 01/13/2024(7)	725,098
1,224,963	Scientific Games International, Inc. 6.01%, 10/01/2021	1,233,391

		4,102,908

	Food - 3.8%
	Albertsons LLC

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 2,732,747	3.78%, 08/22/2021	$2,743,842
1,746,236	4.25%, 12/22/2022	1,758,250
2,033,209	Hostess Brands LLC 4.00%, 08/03/2022	2,051,508
	JBS USA LLC
7,340,000	0.00%, 10/30/2022(7)	7,355,267
2,504,501	4.00%, 10/30/2022	2,509,710

		16,418,577

	Food Service - 0.5%
1,959,750	Hearthside Group Holdings LLC 4.00%, 06/02/2021	1,974,448

	Hand/Machine Tools - 0.3%
2,225,630	Ameriforge Group, Inc. 5.00%, 12/19/2019	1,246,353

	Healthcare-Products - 2.9%
2,977,330	Alere, Inc. 4.25%, 06/18/2022	2,977,806
1,395,575	Immucor, Inc. 5.00%, 08/17/2018	1,360,686
	Kinetic Concepts, Inc.
1,925,000	0.00%, 01/25/2024(7)	1,925,000
1,097,236	5.00%, 11/04/2020	1,097,928
1,995,000	Revlon Consumer Products Corp. 4.31%, 09/07/2023	2,010,721
2,987,362	Sterigenics-Nordion Holdings LLC 4.25%, 05/15/2022	2,991,096

		12,363,237

	Healthcare-Services - 8.6%
2,437,875	Air Medical Group Holdings, Inc. 4.25%, 04/28/2022	2,428,221
1,027,685	American Renal Holdings, Inc. 4.75%, 09/20/2019	1,023,831
1,101,341	CDRH Parent, Inc. 5.25%, 07/01/2021	1,007,044
	Community Health Systems, Inc.
3,298,185	4.00%, 01/27/2021	3,116,093
3,867,247	4.18%, 12/31/2018	3,814,884
1,282,136	DJO Finance LLC 4.25%, 06/08/2020	1,248,801
	Genoa, a QoL Healthcare Co. LLC
1,431,413	4.75%, 10/28/2023	1,437,968
750,000	9.00%, 10/25/2024	757,500
5,020,000	inVentiv Health, Inc. 4.75%, 11/09/2023	5,061,817
2,245,648	MPH Acquisition Holdings LLC 5.00%, 06/07/2023	2,276,998
3,183,318	Opal Acquisition, Inc. 5.00%, 11/27/2020	2,964,465
2,294,389	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	2,276,217
880,000	Prestige Brands, Inc. 0.00%, 01/26/2024(7)	887,700
975,105	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	986,075
1,890,000	Team Health, Inc. 0.00%, 01/17/2024(7)	1,886,466
	U.S. Renal Care, Inc.
2,226,677	5.25%, 12/31/2022	2,096,973
2,500,000	9.00%, 12/31/2023	2,300,000
1,157,007	Vizient, Inc. 5.00%, 02/13/2023	1,171,469

		36,742,522

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Home Furnishings - 0.2%
$ 972,254	Hillman Group, Inc. 4.50%, 06/30/2021	$977,416

	Insurance - 2.7%
1,430,000	Asurion LLC 8.50%, 03/03/2021	1,449,663
1,976,797	Evertec Group LLC 3.27%, 04/17/2020	1,964,936
1,729,215	HUB International Ltd. 4.00%, 10/02/2020	1,734,886
	Sedgwick Claims Management Services, Inc.
1,994,872	3.75%, 03/01/2021	2,001,515
1,994,987	4.25%, 03/01/2021	2,013,700
2,500,000	6.75%, 02/28/2022	2,504,175

		11,668,875

	Internet - 0.2%
1,283,537	Lands’ End, Inc. 4.25%, 04/04/2021	967,466

	Leisure Time - 0.8%
	Delta 2 (LUX) S.a.r.l.
917,063	5.07%, 07/30/2021	921,520
1,405,000	8.07%, 07/31/2022	1,410,269
985,000	Lindblad Expeditions, Inc. 5.82%, 05/08/2021	987,462

		3,319,251

	Lodging - 3.0%
5,038,294	Caesars Entertainment Resort Properties LLC 7.00%, 10/11/2020	5,081,472
2,944,658	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	2,958,763
4,619,350	Station Casinos LLC 3.27%, 06/08/2023	4,633,809

		12,674,044

	Machinery-Construction & Mining - 0.8%
318,254	American Rock Salt Holdings LLC 4.75%, 05/20/2021	318,388
518,347	Headwaters, Inc. 4.00%, 03/24/2022	519,513
2,680,400	Neff Rental LLC 7.54%, 06/09/2021	2,670,348

		3,508,249

	Machinery-Diversified - 2.8%
3,690,172	Brand Energy & Infrastructure Services, Inc. 4.77%, 11/26/2020	3,681,869
3,991,404	Gardner Denver, Inc. 4.56%, 07/30/2020	3,942,828
3,487,514	Gates Global LLC 4.25%, 07/06/2021	3,474,436
890,747	Paladin Brands Holding, Inc. 7.25%, 08/16/2019	828,394

		11,927,527

	Media - 5.9%
	Advantage Sales & Marketing, Inc.
3,057,837	4.25%, 07/23/2021	3,039,673
1,310,000	7.50%, 07/25/2022	1,270,700
1,756,001	AVSC Holding Corp. 4.50%, 01/24/2021	1,756,001
1,660,838	Camelot UK Holdings Co., Ltd. 4.75%, 10/03/2023	1,674,672
747,170	CBS Radio, Inc. 4.50%, 10/17/2023	753,244
	Charter Communications Operating LLC

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 500,000	0.00%, 07/01/2020(7)	$501,015
2,977,500	3.03%, 01/15/2024	2,986,998
1,532,344	CSC Holdings LLC 3.77%, 10/11/2024	1,541,921
41,254	Mission Broadcasting, Inc. 0.00%, 01/17/2024(7)	41,752
447,747	Nexstar Broadcasting, Inc. 0.00%, 01/17/2024(7)	453,156
	Numericable U.S. LLC
2,365,073	4.29%, 01/14/2025	2,384,301
1,032,200	5.29%, 01/15/2024	1,042,842
	Tribune Media Co.
3,232,154	3.78%, 01/27/2024	3,247,507
776,029	3.78%, 12/27/2020	779,715
1,005,000	UPC Financing Partnership 3.77%, 08/31/2024	1,005,000
2,855,000	Virgin Media Investment Holdings Ltd. 3.52%, 01/31/2025	2,871,074

		25,349,571

	Oil & Gas - 1.8%
	California Resources Corp.
2,353,372	3.78%, 10/01/2019	2,288,654
715,000	11.38%, 12/31/2021	803,939
625,000	Chesapeake Energy Corp. 8.50%, 08/23/2021	683,331
298,555	Drillships Ocean Ventures, Inc. 5.56%, 07/25/2021	263,326
1,945,000	Energy Transfer Equity L.P. 0.00%, 01/24/2024(7)	1,940,137
796,335	KCA Deutag US Finance LLC 6.25%, 05/15/2020	758,509
957,600	Pinnacle Holding Co. S.a.r.l. 4.75%, 07/30/2019	775,656

		7,513,552

	Oil & Gas Services - 1.1%
2,761,531	Crosby U.S. Acquisition Corp. 4.00%, 11/23/2020	2,524,039
285,068	Drillships Financial Holding, Inc. 6.06%, 03/31/2021	220,691
2,654,900	Paragon Offshore Finance Co. 5.50%, 07/18/2021	1,046,030
	Utex Industries, Inc.
473,343	5.00%, 05/22/2021	444,943
750,000	8.25%, 05/22/2022	610,125

		4,845,828

	Packaging & Containers - 3.8%
	Anchor Glass Container Corp.
205,000	4.25%, 12/07/2023	206,794
140,000	8.75%, 12/07/2024	141,866
	Berlin Packaging LLC
284,277	4.50%, 10/01/2021	286,174
1,976,143	7.75%, 10/01/2022	2,000,845
	Berry Plastics Group, Inc.
1,641,213	3.29%, 10/03/2022	1,650,879
700,000	3.29%, 01/19/2024	704,375
1,960,000	Flex Acquisition Co., Inc. 4.25%, 12/29/2023	1,975,935
	Mauser U.S. Corp.
1,983,586	4.50%, 07/31/2021	1,989,378
2,570,000	8.75%, 07/31/2022	2,570,000
	Prolampac Intermediate, Inc.
490,000	5.00%, 11/18/2023	496,737
970,000	9.50%, 11/18/2024	978,895

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 2,413,950	Reynolds Group Holdings, Inc. 4.25%, 02/05/2023	$2,419,743
1,029,083	Signode Industrial Group U.S., Inc. 4.00%, 05/01/2021	1,036,801

		16,458,422

	Pharmaceuticals - 2.7%
2,902,809	Endo Luxembourg Finance Co. I S.a r.l. 3.81%, 09/26/2022	2,893,143
	Valeant Pharmaceuticals International, Inc.
968,050	5.27%, 08/05/2020	970,199
7,655,237	5.50%, 04/01/2022	7,684,939

		11,548,281

	Real Estate - 1.1%
	DTZ U.S. Borrower LLC
4,659,405	4.26%, 11/04/2021	4,684,892
95,745	9.29%, 11/04/2022	95,745

		4,780,637

	Real Estate Investment Trusts - 1.2%
EUR 1,560,000	Equinix, Inc. 0.00%, 12/09/2023(7)	1,710,072
$ 3,305,025	MGM Growth Properties LLC 3.53%, 04/25/2023	3,331,597

		5,041,669

	Retail - 2.4%
600,000	84 Lumber Co. 6.75%, 10/04/2023	606,000
	Bass Pro Group LLC
1,538,757	4.02%, 06/05/2020	1,532,032
2,375,000	5.97%, 12/16/2023	2,299,665
870,625	Harbor Freight Tools USA, Inc. 3.78%, 08/19/2023	874,203
961,626	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	794,822
	Outerwall, Inc.
678,300	5.25%, 09/27/2023	686,568
1,050,000	9.75%, 09/27/2024	1,054,379
572,563	Party City Holdings, Inc. 4.21%, 08/19/2022	568,509
1,205,552	PetSmart, Inc. 4.00%, 03/11/2022	1,194,039
2,953,943	Sports Authority, Inc. 7.50%, 11/16/2017	531,710
283,114	SuperValu, Inc. 5.50%, 03/21/2019	284,954

		10,426,881

	Semiconductors - 0.7%
833,327	Lattice Semiconductor Corp. 5.26%, 03/10/2021	831,243
1,611,559	NXP B.V. 3.24%, 12/07/2020	1,618,328
648,375	ON Semiconductor Corp. 4.03%, 03/31/2023	655,131

		3,104,702

	Software - 6.4%
1,974,697	CDW LLC 3.25%, 08/17/2023	1,987,651
1,965,075	Dell, Inc. 4.03%, 09/07/2023	1,973,427
11,856,988	First Data Corp. 3.78%, 03/24/2021	11,925,521
956,015	Hyland Software, Inc. 4.75%, 07/01/2022	958,883

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,747,267	Magic Newco LLC 5.00%, 12/12/2018	$1,751,268
	Peak 10, Inc.
687,375	5.00%, 06/17/2021	695,108
1,845,000	8.28%, 06/17/2022	1,734,300
1,770,000	Quest Software U.S. Holdings Inc. 7.00%, 10/31/2022	1,793,240
1,560,507	SS&C Technologies, Inc. 4.03%, 07/08/2022	1,574,722
2,890,475	WEX, Inc. 4.28%, 07/01/2023	2,922,993

		27,317,113

	Telecommunications - 5.4%
1,002,288	CommScope, Inc. 3.28%, 12/29/2022	1,011,890
1,270,000	Level 3 Financing, Inc. 3.51%, 05/31/2022	1,281,379
2,164,781	LTS Buyer LLC 4.25%, 04/13/2020	2,175,605
942,695	Salem Communications Corp. 4.50%, 03/13/2020	916,771
14,205,000	Sprint Communications, Inc. 0.00%, 01/13/2024(7)	14,222,756
	Zayo Group LLC
1,135,000	0.00%, 01/12/2024(7)	1,143,989
2,355,000	0.00%, 01/19/2024(7)	2,373,652

		23,126,042

	Transportation - 0.6%
	Kenan Advantage Group, Inc.
108,117	1.50%, 02/10/2017(8)	108,252
2,365,202	4.00%, 07/31/2022	2,368,158

		2,476,410

	Trucking & Leasing - 2.8%
	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
2,000,000	0.00%, 07/20/2020(7)	2,018,000
9,885,000	0.00%, 01/13/2022(7)	10,012,121

		12,030,121

	Total Senior Floating Rate Interests (cost $356,455,773)	351,725,366

Common Stocks - 0.8%
	Energy - 0.4%
12,719	Arch Coal, Inc. Class A*	915,641
78,609	Templar Energy LLC Class A*(9)(10)	786,091

		1,701,732

	Media - 0.1%
69,152	MPM Holdings, Inc.*	681,147

	Utilities - 0.3%
4,500,000	TCEH Corp.*(9)(10)	5
75,030	Vistra Energy Corp.*	1,216,236

		1,216,241

	Total Common Stocks (cost $5,276,366)	3,599,120

Exchange Traded Funds - 2.7%
	Other Investment Pools & Funds - 2.7%
20,700	iShares iBoxx $ High Yield Corporate Bond ETF	1,807,938
46,900	iShares U.S. Preferred Stock ETF	1,786,890
97,400	PowerShares Senior Loan Portfolio	2,269,420
71,500	PowerShares Variable Rate Preferred Portfolio	1,787,500
47,800	SPDR Blackstone / GSO Senior Loan ETF	2,270,978
49,200	SPDR Bloomberg Barclays High Yield Bond ETF	1,815,972

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Total Exchange Traded Funds (cost $11,582,382)		11,738,698

	Total Long-Term Investments (cost $422,030,460)		415,776,361

Short-Term Investments - 10.9%
	Other Investment Pools & Funds - 10.9%
46,496,064	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		$46,496,064

	Total Short-Term Investments (cost $46,496,064)		46,496,064

	Total Investments (cost $468,526,524)^	108.0%	$462,272,425
	Other Assets and Liabilities	(8.0)%	(34,134,495)

	Total Net Assets	100.0%	$428,137,930

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$4,790,744
Unrealized Depreciation	(11,044,843)

Net Unrealized Depreciation	$(6,254,099)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $25,617,160, which represents 6.0% of total net assets.
(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $12,320,872, which represents 2.9% of total net assets.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2017.
(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2017, the aggregate value of the unfunded commitment was $352,008, which rounds to zero percent of total net assets.
(9)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Period Acquired	Shares/ Par	Security	Cost
10/2016	4,500,000	TCEH Corp.	$—
10/2016	78,609	Templar Energy LLC Class A	673,075

			$673,075

At January 31, 2017, the aggregate value of these securities was $786,096, which represents 0.2% of total net assets.

(10)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $786,096, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	02/28/17	UBS	$5,407,698	$5,473,288	$(65,590)
GBP	Sell	02/28/17	MSC	1,966,951	1,969,724	(2,773)

Total						$(68,363)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
GBP	British Pound

Other Abbreviations:
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$48,713,177	$—	$48,713,177	$—
Senior Floating Rate Interests	351,725,366	—	351,725,366	—
Common Stocks
Energy	1,701,732	915,641	—	786,091
Media	681,147	—	—	681,147
Utilities	1,216,241	1,216,236	—	5
Exchange Traded Funds	11,738,698	11,738,698	—	—
Short-Term Investments	46,496,064	46,496,064	—	—

Total	$462,272,425	$60,366,639	$400,438,543	$1,467,243

Liabilities
Foreign Currency Contracts(2)	$(68,363)	$—	$(68,363)	$—

Total	$(68,363)	$—	$(68,363)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 4.2%
	Cayman Islands - 0.6%
$ 250,000	Atlas Senior Loan Fund Ltd. 2.45%, 07/16/2026(1)(2)	$250,451
500,000	BlueMountain CLO Ltd. 2.63%, 07/15/2018(1)(2)	501,557
363,670	LCM XVII L.P. 2.23%, 10/15/2026(1)(2)	363,821
225,000	LSTAR Securities Investment Ltd. 4.27%, 11/01/2020(1)(2)	223,594
250,000	Madison Park Funding Ltd. 3.44%, 01/27/2026(1)(2)	250,189
250,000	Marine Park CLO Ltd. 2.71%, 05/18/2023(1)(2)	247,774

		1,837,386

	United States - 3.6%
315,000	Ally Auto Receivables Trust 1.49%, 11/15/2019	315,443
	AmeriCredit Automobile Receivables Trust
85,000	1.53%, 07/08/2021	84,672
50,000	1.68%, 07/08/2019	50,048
75,000	1.81%, 10/08/2020	75,227
65,000	2.21%, 05/10/2021	64,986
60,000	2.72%, 09/09/2019	60,304
120,000	2.86%, 12/09/2019	121,395
282,790	Asset Backed Securities Corp. Home Equity Loan Trust 1.27%, 08/25/2034(2)	239,961
50,468	Banc of America Mortgage Trust 3.21%, 04/25/2034(2)	50,277
520,439	Bear Stearns Asset Backed Securities I Trust 6.00%, 11/25/2035	529,438
5,500	Bear Stearns Commercial Mortgage Securities Trust 5.33%, 02/11/2044	5,497
	Cabela’s Credit Card Master Note Trust
180,000	1.22%, 07/15/2022(2)	180,133
195,000	1.56%, 03/15/2023(2)	195,792
125,000	2.71%, 02/17/2026(1)	125,173
	Capital Auto Receivables Asset Trust
125,000	1.46%, 06/22/2020	124,695
15,000	2.22%, 01/22/2019	15,067
164,000	Capital One Multi-Asset Execution Trust 1.66%, 06/17/2024	159,371
27,130	Chrysler Capital Auto Receivables Trust 1.31%, 05/15/2019(1)	27,127
114,470	COLT Mortgage Loan Trust 2.75%, 09/25/2046(1)(2)	115,355
	Connecticut Avenue Securities
202,929	2.12%, 01/25/2029(2)	203,527
111,749	2.22%, 01/25/2029(2)	112,658
366,721	5.77%, 11/25/2024(2)	400,179
800,000	5.77%, 07/25/2025(2)	874,963
365,866	Countrywide Alternative Loan Trust 5.25%, 08/25/2035	328,288
155,000	CSAIL Commercial Mortgage Trust 4.36%, 08/15/2048(2)	152,083
	Fannie Mae Connecticut Avenue Securities
250,000	5.02%, 01/25/2029(2)	264,860
75,000	6.52%, 07/25/2029(1)(2)	79,125
	First Investors Auto Owner Trust
191,716	1.92%, 05/15/2020(1)	192,127
95,000	2.91%, 01/15/2020(1)	95,635
40,000	FREMF Mortgage Trust 3.54%, 12/25/2049(1)(2)	32,125
	FREMF Mortgage Trust

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 45,000	2.91%, 03/25/2045(1)(2)	$45,039
120,000	3.70%, 04/25/2048(1)(2)	118,253
165,000	3.82%, 06/25/2047(1)(2)	169,476
81,438	GLS Auto Receivables Trust 2.73%, 10/15/2020(1)	81,385
385,000	GM Financial Automobile Leasing Trust 1.68%, 12/20/2018	385,717
50,000	Green Tree Agency Advance Funding Trust 2.38%, 10/15/2048(1)	49,625
	GSR Mortgage Loan Trust
85,088	2.79%, 01/25/2035(2)	81,312
123,098	3.09%, 09/25/2035(2)	127,086
145,000	JP Morgan Chase Commercial Mortgage Securities Trust 4.74%, 01/15/2049(2)	150,637
92,949	JP Morgan Mortgage Acquisition Trust 5.01%, 11/25/2036	92,965
76,417	JP Morgan Mortgage Trust 3.00%, 09/25/2044(1)(2)	77,413
91,958	LB-UBS Commercial Mortgage Trust 5.43%, 02/15/2040	91,972
	LSTAR Securities Investment Trust
89,596	2.77%, 04/01/2020(1)(2)	89,512
232,676	2.77%, 05/01/2020(1)(2)	231,111
91,690	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(2)	91,256
214,000	Mortgage Repurchase Agreement Financing Trust 1.93%, 06/10/2019(1)(2)	213,948
82,677	Nationstar HECM Loan Trust 2.01%, 08/25/2026(1)	82,530
	New Residential Mortgage Loan Trust
134,575	3.25%, 09/25/2056(1)(2)	136,280
105,246	3.75%, 11/25/2056(1)(2)	108,980
	NRZ Advance Receivables Trust
303,000	2.58%, 10/15/2049(1)	300,319
225,000	3.11%, 12/15/2050(1)	224,571
410,000	Opteum Mortgage Acceptance Corp. 1.20%, 04/25/2035(2)	393,412
46,338	Option One Mortgage Loan Trust 1.27%, 02/25/2035(2)	46,015
	Santander Drive Auto Receivables Trust
155,000	1.50%, 08/17/2020	154,521
95,858	1.58%, 09/16/2019	95,950
400,000	2.33%, 11/15/2019	401,687
25,607	Skopos Auto Receivables Trust 3.10%, 12/15/2023(1)	25,518
	SLM Student Loan Trust
44,569	1.16%, 01/25/2027(2)	44,139
215,062	1.59%, 04/27/2026(1)(2)	215,721
100,000	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)	100,176
39,954	Springleaf Funding Trust 2.41%, 12/15/2022(1)	40,010
339,142	Structured Agency Credit Risk Debt Notes 2.42%, 04/25/2024(2)	342,618
	Towd Point Mortgage Trust
189,636	2.25%, 08/25/2055(1)(2)	188,076
168,917	3.00%, 03/25/2054(1)(2)	170,315
199,000	3.75%, 04/25/2055(1)(2)	194,333
210,000	Volkswagen Auto Loan Enhanced Trust 1.16%, 03/20/2020	209,742
195,000	Wachovia Bank Commercial Mortgage Trust 5.29%, 10/15/2044(1)(2)	178,425
96,000	Wells Fargo Dealer Floorplan Master Note Trust 1.28%, 01/20/2020(2)	96,121
	Westlake Automobile Receivables Trust
62,005	1.70%, 05/17/2021(1)(2)	62,090

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 250,000	3.40%, 01/15/2021(1)	$250,762

		11,434,549

	Total Asset & Commercial Mortgage Backed Securities (cost $13,180,443)	13,271,935

Corporate Bonds - 4.3%
	Argentina - 0.1%
160,000	YPF S.A. 23.85%, 07/07/2020(2)(3)	177,600

	Austria - 0.3%
EUR 200,000	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 8.13%, 10/30/2023(3)	272,574
	Erste Group Bank AG
$ 200,000	5.50%, 05/26/2025(2)(3)	204,442
EUR 200,000	8.88%, 10/15/2021(2)(3)(4)	236,680
100,000	Raiffeisen Bank International AG 4.50%, 02/21/2025(2)(3)	109,704

		823,400

	Belgium - 0.0%
125,000	KBC Groep N.V. 5.63%, 03/19/2019(2)(3)(4)	135,956

	Colombia - 0.1%
$ 225,000	Colombia Telecomunicaciones S.A. ESP 8.50%, 12/29/2049	204,050

	Denmark - 0.1%
EUR 200,000	Danske Bank AS 5.75%, 04/06/2020(2)(3)(4)	226,339

	France - 0.7%
$ 225,000	AXA S.A. 6.46%, 12/14/2018(2)(3)(4)	224,860
	BNP Paribas S.A.
200,000	3.80%, 01/10/2024(1)	200,328
250,000	7.63%, 03/30/2021(2)(3)(4)	262,500
EUR 100,000	Credit Agricole Assurances S.A. 4.25%, 01/13/2025(2)(3)(4)	106,206
	Credit Agricole S.A.
$ 300,000	3.38%, 01/10/2022(1)	300,721
225,000	6.63%, 09/23/2019(2)(3)(4)	221,344
	Societe Generale S.A.
210,000	4.00%, 01/12/2027(1)	205,791
500,000	7.88%, 12/18/2023(2)(3)(4)	488,750
200,000	8.25%, 11/29/2018(2)(3)(4)(5)	207,750

		2,218,250

	Germany - 0.1%
200,000	Commerzbank AG 8.13%, 09/19/2023(3)	228,160
EUR 200,000	Deutsche Bank AG 4.50%, 05/19/2026	222,037

		450,197

	Guernsey - 0.3%
	Credit Suisse Group Funding Guernsey Ltd.
175,000	1.25%, 04/14/2022(3)	189,458
$ 350,000	3.13%, 12/10/2020	350,031
285,000	4.88%, 05/15/2045	287,574

		827,063

	Iceland - 0.0%
EUR 120,000	Arion Banki HF 1.63%, 12/01/2021(3)	129,974

	Ireland - 0.1%
200,000	Allied Irish Banks plc 7.38%, 12/03/2020(2)(3)(4)	219,905

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 200,000	Aquarius & Investments plc for Swiss Reinsurance Co., Ltd. 6.38%, 09/01/2024(2)(3)	$212,550

		432,455

	Italy - 0.3%
EUR 100,000	Banca Popolare di Vicenza 2.75%, 03/20/2020(3)	96,453
200,000	Intesa Sanpaolo Vita S.p.A. 4.75%, 12/17/2024(2)(3)(4)	212,661
	UniCredit S.p.A.
250,000	6.75%, 09/10/2021(2)(3)(4)	251,658
150,000	6.95%, 10/31/2022(3)	185,213
$ 250,000	8.00%, 06/03/2024(2)(3)(4)	230,167

		976,152

	Luxembourg - 0.1%
295,000	Wind Acquisition Finance S.A. 7.38%, 04/23/2021(3)	306,771

	Mauritius - 0.1%
300,000	MTN Mauritius Investment Ltd. 4.76%, 11/11/2024(3)	282,375

	Netherlands - 0.3%
EUR 200,000	ABN Amro Bank N.V. 5.75%, 09/22/2020(2)(3)(4)	222,116
100,000	Achmea B.V. 6.00%, 04/04/2043(2)(3)	118,903
$ 250,000	Cooperatieve Rabobank UA 3.38%, 05/21/2025	252,190
250,000	ING Groep N.V. 6.50%, 04/16/2025(2)(4)	242,150

		835,359

	Spain - 0.3%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 200,000	7.00%, 02/19/2019(2)(3)(4)	206,185
$ 200,000	9.00%, 05/09/2018(2)(3)(4)(5)	208,686
EUR 400,000	Banco Santander S.A. 6.25%, 03/12/2019(2)(3)(4)	410,757

		825,628

	Switzerland - 0.2%
200,000	Credit Suisse AG 5.75%, 09/18/2025(2)(3)	240,089
$ 250,000	UBS AG 5.13%, 05/15/2024(3)	254,380
275,000	UBS Group AG 6.88%, 08/07/2025(2)(3)(4)	273,884

		768,353

	United Kingdom - 0.9%
	Barclays plc
450,000	3.20%, 08/10/2021	447,441
200,000	8.25%, 12/15/2018(2)(4)	208,721
GBP 200,000	CYBG plc 8.00%, 12/08/2022(2)(3)(4)	236,947
	HSBC Holdings plc
$ 200,000	3.60%, 05/25/2023	202,008
275,000	3.90%, 05/25/2026	275,043
265,000	6.88%, 06/01/2021(2)(4)	281,439
EUR 200,000	Lloyds Banking Group plc 6.38%, 06/27/2020(2)(3)(4)	225,577
GBP 200,000	Nationwide Building Society 6.88%, 06/20/2019(2)(3)(4)	253,801
$ 315,000	Royal Bank of Scotland Group plc 8.63%, 08/15/2021(2)(4)	325,238
200,000	Santander UK plc 4.00%, 03/13/2024	207,386

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

EUR 125,000	Standard Chartered plc 4.00%, 10/21/2025(2)(3)	$140,244

		2,803,845

	United States - 0.3%
$ 125,000	Concho Resources, Inc. 5.50%, 04/01/2023	129,688
175,000	Continental Resources, Inc. 4.90%, 06/01/2044	154,000
350,000	Eagle Materials, Inc. 4.50%, 08/01/2026	348,358
125,000	Matador Resources Co. 6.88%, 04/15/2023	131,875
150,000	QEP Resources, Inc. 5.38%, 10/01/2022	151,500
125,000	RSP Permian, Inc. 6.63%, 10/01/2022	132,031

		1,047,452

	Total Corporate Bonds (cost $13,389,866)	13,471,219

Foreign Government Obligations - 8.8%
	Argentina - 0.1%
EUR 115,000	Provincia de Buenos Aires 3.00%, 05/01/2020(2)(3)	119,413
$ 350,000	Provincia del Chubut Argentina 7.75%, 07/26/2026(1)	343,301

		462,714

	Australia - 0.2%
AUD 950,000	Australia Government Bond 3.25%, 06/21/2039(3)	684,278

	Brazil - 0.5%
BRL 5,289,602	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2022(6)	1,687,227

	Canada - 1.6%
CAD 5,573,340	Canadian Government Real Return Bond 4.25%, 12/01/2021(6)	5,197,887

	Greece - 0.1%
	Hellenic Republic Government Bond
EUR 96,000,000	0.00%, 10/15/2042(2)	248,717
325,000	3.00%, 02/24/2041(2)(3)	202,820

		451,537

	Iceland - 0.4%
ISK 112,400,000	Iceland Rikisbref 8.00%, 06/12/2025	1,153,906

	India - 0.4%
INR 80,000,000	India Government Bond 8.79%, 11/08/2021	1,286,173

	Japan - 1.4%
	Japanese Government CPI Linked Bond
JPY 148,011,000	0.10%, 09/10/2023(6)	1,366,679
315,333,600	0.10%, 09/10/2024(6)	2,935,414

		4,302,093

	Mexico - 0.5%
	Mexican Udibonos
MXN 9,635,406	4.00%, 11/08/2046(6)	469,449
11,221,370	4.50%, 11/22/2035(6)	591,254
$ 476,000	Mexico Government International Bond 5.75%, 10/12/2110	442,266

		1,502,969

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	New Zealand - 0.5%
	New Zealand Government Bond
NZD 828,400	2.00%, 09/20/2025(3)(6)	$612,643
1,052,060	3.00%, 09/20/2030(3)(6)	848,336

		1,460,979

	Poland - 1.1%
	Poland Government Bond
PLN 5,500,000	1.75%, 07/25/2021	1,305,678
9,025,000	2.50%, 07/25/2026	2,027,566

		3,333,244

	Portugal - 0.8%
$ 1,665,000	Portugal Government International Bond 5.13%, 10/15/2024(3)	1,609,003
EUR 950,000	Portugal Obrigacoes do Tesouro OT 2.88%, 07/21/2026(1)(3)	921,577

		2,530,580

	Russia - 0.8%
RUB 86,025,000	Russian Federal Bond - OFZ 6.40%, 05/27/2020	1,362,128
66,771,335	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(6)	1,066,964

		2,429,092

	Spain - 0.4%
EUR 1,200,000	Spain Government Bond 1.30%, 10/31/2026(1)(3)	1,259,498

	Total Foreign Government Obligations (cost $29,748,041)	27,742,177

U.S. Government Agencies - 5.2%
	United States - 5.2%
	FHLMC - 3.1%
$ 604,383	3.50%, 03/15/2041(7)	78,046
547,111	2.50%, 03/15/2028(7)	44,349
2,303,322	0.26%, 06/25/2025(2)(7)	42,733
250,000	4.07%, 10/25/2027(2)	266,758
64,687	3.00%, 03/15/2033(7)	8,066
1,050,000	3.50%, 02/01/2047(8)	1,072,416
1,390,000	4.00%, 02/01/2047(8)	1,458,143
200,000	4.00%, 03/01/2047(8)	209,367
250,000	5.52%, 10/25/2024(2)	273,393
37,163	4.00%, 07/15/2027(7)	4,133
132,013	4.17%, 07/25/2023(2)	133,996
250,000	2.72%, 05/25/2025(2)	254,253
4,388,338	0.08%, 10/25/2026(2)(7)	37,779
450,000	4.50%, 02/01/2047(8)	483,574
600,000	2.50%, 02/01/2032(5)(8)	599,906
500,000	2.50%, 03/16/2032(5)	499,131
1,325,000	3.00%, 02/01/2032(5)(8)	1,359,530
1,775,000	3.00%, 02/01/2047(8)	1,755,447
215,000	1.18%, 02/25/2020	215,000
474,999	3.00%, 12/01/2046	470,132
100,000	3.00%, 01/01/2047	98,975
1,560,000	0.31%, 11/25/2023(2)(7)	26,752
396,000	2.77%, 12/25/2028(2)	402,960

		9,794,839

	FNMA - 1.6%
452,632	3.50%, 04/25/2027(7)	48,702
126,222	3.50%, 10/25/2027(7)	14,547
1,090,000	3.50%, 02/01/2047(8)	1,113,844
400,000	4.00%, 03/01/2047(8)	418,828
38,107	5.46%, 05/25/2042(2)(7)	4,415
303,286	4.50%, 02/25/2043(7)	57,273
775,000	4.00%, 02/01/2047(8)	813,023
661,407	3.00%, 10/01/2029	679,096
688,827	3.00%, 01/01/2031	707,249

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 546,330	1.95%, 08/25/2044(2)(7)	$35,845
193,293	2.03%, 06/25/2055(2)(7)	12,723
363,808	1.93%, 05/25/2046(2)(7)	20,111
65,920	3.00%, 09/25/2027(7)	6,157
270,621	5.14%, 10/01/2024	310,631
4,713	2.78%, 04/01/2022	4,811
4,658	3.20%, 04/01/2022	4,838
14,452	3.67%, 08/01/2023	15,305
287,069	3.78%, 10/01/2023	302,975
24,924	3.93%, 10/01/2023	26,649
5,000	3.70%, 10/01/2023	5,288
19,055	3.87%, 10/01/2025	20,256
5,000	3.86%, 11/01/2023	5,342
13,978	4.06%, 10/01/2028	15,111
10,000	3.86%, 12/01/2025	10,642
4,849	3.45%, 01/01/2024	5,058
4,850	3.47%, 01/01/2024	5,065
5,000	3.76%, 03/01/2024	5,317
4,956	3.97%, 05/01/2029	5,315
19,780	3.34%, 04/01/2024	20,516
30,000	2.76%, 05/01/2021	30,573
129,429	3.42%, 04/01/2024	134,796
29,206	3.89%, 05/01/2030	30,446
9,635	3.96%, 05/01/2034	10,076

		4,900,823

	GNMA - 0.4%
398,277	3.00%, 07/20/2028(7)	36,878
378,045	3.00%, 08/20/2027(7)	36,475
285,708	3.50%, 07/20/2029(7)	30,481
82,846	3.50%, 02/16/2030(7)	8,520
111,949	3.50%, 05/16/2042(7)	21,738
575,000	6.00%, 02/01/2047(8)	649,335
100,000	3.00%, 02/01/2047(5)(8)	100,859
411,496	3.00%, 08/15/2045	414,650
343,316	4.00%, 04/16/2026(7)	38,597
271,581	2.50%, 05/16/2028(7)	19,055
172,898	3.50%, 05/20/2043(7)	32,827

		1,389,415

	SLM Student Loan Trust - 0.1%
169,511	1.21%, 07/25/2023(2)	169,274
160,686	1.69%, 01/25/2022(2)	158,071

		327,345

	Total U.S. Government Agencies (cost $16,395,310)	16,412,422

U.S. Government Securities - 1.5%
	United States - 1.5%
	U.S. Treasury Bonds - 1.3%
666,244	0.75%, 02/15/2045(6)	635,391
2,583,620	3.38%, 04/15/2032(6)	3,621,548

		4,256,939

	U.S. Treasury Notes - 0.2%
522,840	U.S. Treasury Notes 0.13%, 01/15/2023(6)	524,332

	Total U.S. Government Securities (cost $4,869,602)	4,781,271

Common Stocks - 59.1%
	Argentina - 0.0%
2,585	YPF Sociedad Anonima ADR	56,017

	Australia - 1.1%
7,622	BHP Billiton plc	139,008
19,159	Buru Energy Ltd.*	2,767
4,818	Caltex Australia Ltd.	104,563

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

916	Domino’s Pizza Enterprises Ltd.	$41,324
353,186	Evolution Mining Ltd.	574,399
150,807	Genworth Mortgage Insurance Australia Ltd.	380,709
8,336	Goodman Group REIT	43,775
303,626	Kingsgate Consolidated Ltd.*	64,260
948,010	Mirabela Nickel Ltd.*(9)(10)	29,837
30,995	New South Resources Ltd.*	33,971
11,045	NEXTDC Ltd.*	25,844
167,400	Northern Star Resources Ltd.	486,995
8,669	Nufarm Ltd.	59,046
254,160	OceanaGold Corp.	882,846
20,025	Orora Ltd.	43,329
724,258	Perseus Mining Ltd.*	185,067
20,409	QBE Insurance Group Ltd.	193,624
24,475	Western Areas Ltd.*	45,698
5,831	Westfield Corp. REIT	38,871
4,027	Woodside Petroleum Ltd.	96,554

		3,472,487

	Austria - 0.3%
602	Schoeller-Bleckmann Oilfield Equipment AG	45,367
3,629	Strabag SE	132,933
1,117	Voestalpine AG	47,364
40,530	Wienerberger AG	782,368

		1,008,032

	Belgium - 0.4%
10,996	Ageas	470,821
1,183	Anheuser-Busch InBev N.V. ADR	123,340
6,643	Melexis N.V.	499,339
1,454	Telenet Group Holding N.V.*	78,021
1,694	UCB S.A.	117,005
313	Umicore S.A.	17,533

		1,306,059

	Bermuda - 0.3%
17,622	Bank of NT Butterfield & Son Ltd.	579,588
9,206	XL Group Ltd.	345,869

		925,457

	Brazil - 0.1%
4,300	BR Malls Participacoes S.A.*	20,019
11,710	BRF S.A.	165,220
4,841	Petroleo Brasileiro S.A. ADR*	49,669
5,900	Telefonica Brasil S.A. (Preference Shares)	87,383

		322,291

	British Virgin Islands - 0.0%
70,696	Atlas Mara Ltd.*	148,462

	Canada - 1.2%
1,248	Agnico Eagle Mines Ltd.	59,530
10,680	Bank of Nova Scotia	638,215
1,109	BCE, Inc.	49,993
916	Canadian Apartment Properties REIT	22,329
9,397	Canadian Imperial Bank of Commerce	800,216
3,205	Canadian Natural Resources Ltd.	96,895
104,951	Centerra Gold, Inc.	518,605
8,210	EcoSynthetix, Inc.*	13,502
2,439	Enbridge, Inc.	103,901
3,700	EnCana Corp.	47,229
4,600	Husky Energy, Inc.*	59,354
2,570	Killam Apartment Real Estate Investment Trust REIT	23,977
6,020	Magna International, Inc.	260,416
1,165	Methanex Corp.	58,308
62	PrairieSky Royalty Ltd.	1,453
7,620	Royal Bank of Canada	547,879
12,500	Strad Energy Services Ltd.*	17,291

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

6,300	Suncor Energy, Inc.	$195,403
1,238	TransCanada Corp.	58,406
935	Waste Connections, Inc.	75,080

		3,647,982

	China - 1.4%
31,959	AAC Technologies Holdings, Inc.	328,209
12,359	Alibaba Group Holding Ltd. ADR*	1,252,090
118,950	ANTA Sports Products Ltd.	378,601
108,760	China Longyuan Power Group Corp. Ltd. Class H	88,837
8,578	ChinaCache International Holdings Ltd.*	22,046
6,665	ENN Energy Holdings Ltd.	32,858
84,620	Greatview Aseptic Packaging Co., Ltd.	39,921
700	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	2,659
1,027	Hollysys Automation Technologies Ltd.	17,356
136,800	Semiconductor Manufacturing International Corp.*	187,588
170,683	Sunny Optical Technology Group Co., Ltd.	1,000,118
40,194	Tencent Holdings Ltd.	1,050,887

		4,401,170

	Denmark - 0.2%
45	AP Moeller - Maersk A/S Class A	72,047
4,060	DSV A/S	197,436
757	GronlandsBANKEN A/S	68,684
14,697	Nets A/S*(1)	259,229

		597,396

	Egypt - 0.2%
306,742	Centamin plc	606,546

	Finland - 0.0%
522	Elisa Oyj	17,590
1,125	Kemira Oyj	14,094
1,828	Kone Oyj Class B	82,646
1,023	Tikkurila Oyj	20,874

		135,204

	France - 2.1%
1,948	Airbus Group SE	132,045
24,322	Alstom S.A.*	690,122
11,728	Amundi S.A.(1)	643,158
347	Arkema S.A.	34,270
11,793	BNP Paribas S.A.	754,419
15,885	Cie de Saint-Gobain	780,520
60	Dassault Aviation S.A.	69,155
4,262	Engie S.A.	51,027
942	Essilor International S.A.	110,512
1,775	JCDecaux S.A.	56,822
555	Kering	132,113
1,217	Legrand S.A.	70,685
941	LVMH Moet Hennessy Louis Vuitton SE	189,633
6,170	Rexel S.A.	107,611
10,292	Schneider Electric SE	736,434
9,380	Societe Generale S.A.	458,565
189	Unibail-Rodamco SE REIT	43,555
1,338	Valeo S.A.	81,778
40,918	Veolia Environnement S.A.	696,969
11,728	Vinci S.A.	822,092
6,169	Vivendi S.A.	113,115

		6,774,600

	Germany - 1.5%
827	adidas AG	130,505
3,090	Bayerische Motoren Werke AG	282,148
3,112	Beiersdorf AG	276,093
1,643	Brenntag AG	95,585
756	Continental AG	147,997
28,802	Deutsche Wohnen AG	939,448

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

16,544	E.ON SE	$127,440
1,000	HeidelbergCement AG	96,604
6,444	Hornbach Holding AG & Co. KGaA	437,536
400	Innogy SE*(1)	13,682
10,258	LEG Immobilien AG	806,845
211	Puma SE	64,259
11,313	Rheinmetall AG	868,175
23,400	TUI AG	343,423

		4,629,740

	Greece - 1.0%
37,826	Aegean Airlines S.A.	270,555
130,453	Alpha Bank A.E.*	231,497
146,108	Ellaktor S.A.*	171,878
73,647	Frigoglass SAIC*	8,666
94,542	Grivalia Properties REIC A.E. REIT	810,341
53,669	Hellenic Exchanges - Athens Stock Exchange S.A. Holding	258,585
90,616	Hellenic Telecommunications Organization S.A.	821,857
5,905	Korres Natural Products*	22,183
69,995	OPAP S.A.	619,589

		3,215,151

	Hong Kong - 0.5%
79,600	AIA Group Ltd.	492,831
193,235	AMVIG Holdings Ltd.	66,496
5,890	Beijing Enterprises Holdings Ltd.	29,361
11,000	Cheung Kong Infrastructure Holdings Ltd.	88,459
5,574	China Overseas Land & Investment Ltd.	16,368
74,685	Guangdong Investment Ltd.	92,677
34,000	HKT Trust & HKT Ltd. UNIT	47,495
13,402	Hysan Development Co., Ltd.	61,079
6,946	Link REIT	47,466
1,560	Melco Crown Entertainment Ltd. ADR	26,270
21,060	Nine Dragons Paper Holdings Ltd.	24,239
25,850	Sino Biopharmaceutical Ltd.	20,289
44,744	SmarTone Telecommunications Holdings Ltd.	61,705
298,883	SUNeVision Holdings Ltd.	143,469
1,422,866	Tongda Group Holdings Ltd.	397,598

		1,615,802

	India - 5.7%
153,007	Apollo Tyres Ltd.	407,498
11,277	Bajaj Auto Ltd.	471,951
581,181	Bank of Baroda*	1,418,377
33,772	Bharat Electronics Ltd.	767,908
76,500	Bharat Heavy Electricals Ltd.	154,523
113,616	Bharti Infratel Ltd.	492,666
117,068	Coal India Ltd.	534,342
30,877	Container Corp. Of India Ltd.	542,050
169,295	Exide Industries Ltd.	492,794
27,455	Gateway Distriparks Ltd.	97,344
118,244	Godrej Properties Ltd.*	576,379
9,327	Hero MotoCorp Ltd.	436,074
104,870	Hindalco Industries Ltd.	293,356
82,970	Hindustan Zinc Ltd.	365,400
142,135	ICICI Bank Ltd.	564,566
49,885	Indraprastha Gas Ltd.	691,610
42,936	InterGlobe Aviation Ltd.(1)	572,633
165,120	IRB Infrastructure Developers Ltd.	563,799
161,624	ITC Ltd.	615,871
47,950	J Kumar Infraprojects Ltd.	157,571
293,563	Jammu & Kashmir Bank Ltd.	273,852
14,088	Larsen & Toubro Ltd.	300,867
49,110	LIC Housing Finance Ltd.	400,994
5,898	Maruti Suzuki India Ltd.	513,250
748	MRF Ltd.	570,444
182,839	NMDC Ltd.	388,649

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

264,935	NTPC Ltd.	$673,421
132,505	Oberoi Realty Ltd.	607,888
100,601	Petronet LNG Ltd.	556,395
25,462	Phoenix Mills Ltd.	129,849
249,384	Power Grid Corp. of India Ltd.	762,983
205,669	Redington India Ltd.	310,269
167,013	State Bank of India	641,753
20,427	TAKE Solutions Ltd.	42,091
37,275	Tata Chemicals Ltd.	299,936
38,872	Tata Motors Ltd.	301,162
434,536	Tata Power Co., Ltd.	511,192
122,312	Vedanta Ltd.	457,666

		17,959,373

	Indonesia - 0.1%
1,459,569	Bank Tabungan Pensiunan Nasional Tbk PT*	282,021
129,100	Link Net Tbk PT	48,343
100,800	Surya Citra Media Tbk PT	21,305
277,500	Telekomunikasi Indonesia Persero Tbk PT	80,443

		432,112

	Ireland - 1.5%
1,532,617	Bank of Ireland*	411,749
134,983	C&C Group plc	576,008
678,369	Cairn Homes plc*	928,189
28,041	CRH plc	977,997
545,977	Hibernia plc REIT	717,278
247,294	Irish Residential Properties plc REIT	309,666
117,675	Permanent TSB Group Holdings plc*	345,268
16,414	Smurfit Kappa Group plc	432,341

		4,698,496

	Israel - 0.4%
6,269	Azrieli Group Ltd.	286,149
53,528	Bezeq The Israeli Telecommunication Corp. Ltd.	93,510
17,297	Mobileye N.V.*	743,079
2,749	Tower Semiconductor Ltd.*	58,306
2,140	Wix.com Ltd.*	112,457

		1,293,501

	Italy - 1.0%
64,098	Anima Holding S.p.A.(1)	382,218
14,089	Banca Generali S.p.A.	359,391
18,282	Beni Stabili S.p.A. SIIQ REIT	10,282
33,543	Buzzi Unicem S.p.A.	827,098
40,770	Cerved Information Solutions S.p.A.	333,660
23,698	Enel S.p.A.	99,072
11,518	Eni S.p.A.	177,099
50,564	FinecoBank Banca Fineco S.p.A.	301,205
12,449	Italgas S.p.A.*	47,304
48,567	Leonardo-Finmeccanica S.p.A.*	625,709
135,491	Saipem S.p.A.*	69,572

		3,232,610

	Japan - 6.5%
10,722	Aeon Delight Co., Ltd.	308,009
7,125	Alpine Electronics, Inc.	104,045
32,787	Alps Electric Co., Ltd.	873,307
4,750	Amano Corp.	90,944
5,780	Amuse, Inc.	92,145
7,323	Aoyama Trading Co., Ltd.	258,105
2,024	Arealink Co., Ltd.	22,684
5,255	Bandai Namco Holdings, Inc.	144,727
3,634	Capcom Co., Ltd.	77,129
1,160	Chugai Pharmaceutical Co., Ltd.	34,091
6,553	CYBERDYNE, Inc.*	92,492
6,905	Daifuku Co., Ltd.	152,646
1,759	Daito Trust Construction Co., Ltd.	245,907

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

4,091	Dena Co., Ltd.	$91,411
9,175	Descente Ltd.	104,248
1,052	Disco Corp.	134,324
5,330	Doshisha Co., Ltd.	102,196
8,115	DTS Corp.	183,639
2,736	Eiken Chemical Co., Ltd.	70,654
3,120	Eisai Co., Ltd.	171,977
4,349	Enplas Corp.	128,576
1,265	FANUC Corp.	248,353
7,630	Fuji Heavy Industries Ltd.	305,323
3,326	GMO Payment Gateway, Inc.	165,426
3,930	Hakuhodo DY Holdings, Inc.	48,353
7,998	Harmonic Drive Systems, Inc.	241,064
34,030	Hazama Ando Corp.	237,457
5,135	HI-LEX Corp.	134,542
1,781	Hikari Tsushin, Inc.	162,755
4,884	HIS Co., Ltd.	130,336
7,830	Hitachi Transport System Ltd.	159,803
11,135	Hosiden Corp.	86,057
3,620	Inaba Denki Sangyo Co., Ltd.	128,347
11,950	Inpex Corp.	117,268
3,367	Iriso Electronics Co., Ltd.	188,295
12,300	Isuzu Motors Ltd.	165,040
2,430	ITOCHU Corp.	33,475
5,790	Japan Petroleum Exploration Co., Ltd.	130,063
8,005	JGC Corp.	138,962
10,150	JSR Corp.	173,965
5,720	Kao Corp.	283,052
3,630	KDDI Corp.	97,532
11,518	Kenedix, Inc.	43,056
1,632	Keyence Corp.	633,815
15,520	Kinden Corp.	197,123
3,805	Kissei Pharmaceutical Co., Ltd.	93,346
5,753	M3, Inc.	154,564
3,156	Mabuchi Motor Co., Ltd.	162,232
11,935	Medipal Holdings Corp.	193,437
4,923	Melco Holdings, Inc.	141,504
4,955	Mimasu Semiconductor Industry Co., Ltd.	79,891
36,179	Minebea Mitsumi, Inc.	359,659
3,230	Mitsubishi Chemical Holdings Corp.	22,529
4,870	Mitsubishi Corp.	110,014
3,216	Mitsubishi Electric Corp.	48,943
49,095	Mitsubishi UFJ Financial Group, Inc.	314,381
3,468	Mitsui Fudosan Co., Ltd.	80,066
9,360	MS&AD Insurance Group Holdings, Inc.	313,125
5,779	Murata Manufacturing Co., Ltd.	778,341
17,764	Nexon Co., Ltd.	270,460
8,712	Nidec Corp.	818,000
2,724	Nintendo Co., Ltd.	557,553
7,205	Nippo Corp.	136,210
1,475	Nippon Paint Holdings Co., Ltd.	43,025
315	Nippon Shokubai Co., Ltd.	21,709
1,899	Nippon Telegraph & Telephone Corp. ADR	83,879
15,910	Nippon Television Holdings, Inc.	289,440
1,045	Nitto Denko Corp.	82,687
3,945	NSD Co., Ltd.	61,433
9,295	NTT DoCoMo, Inc.	222,244
2,100	Olympus Corp.	72,648
10,130	Ono Pharmaceutical Co., Ltd.	207,830
5,562	Optex Co., Ltd.	129,770
5,090	PAL GROUP Holdings Co., Ltd.	129,596
446	Park24 Co., Ltd.	12,310
207,189	Pioneer Corp.*	454,783
2,469	Rohm Co., Ltd.	157,883
34,555	San-In Godo Bank Ltd.	288,464
2,745	Sankyo Co., Ltd.	91,652

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

2,541	SCREEN Holdings Co., Ltd.	$158,913
12,025	SCSK Corp.	451,391
36,835	Septeni Holdings Co., Ltd.	119,199
2,734	Seven & I Holdings Co., Ltd.	109,164
7,580	Shikoku Electric Power Co., Inc.*	72,939
620	Shin-Etsu Chemical Co., Ltd.	53,488
2,160	Shionogi & Co., Ltd.	104,030
485	SHO-BOND Holdings Co., Ltd.	20,596
570	SMC Corp.	155,598
4,864	Sony Corp.	147,271
8,901	Sumco Corp.	139,159
7,775	Sumitomo Real Estate Sales Co., Ltd. REIT	176,914
3,590	Suzuki Motor Corp.	138,548
6,995	T&D Holdings, Inc.	103,628
6,265	Tachi-S Co., Ltd.	103,307
14,000	Taihei Dengyo Kaisha Ltd.	134,070
17,191	Taisei Corp.	122,118
4,394	Takara Leben Co., Ltd.	24,599
1,080	Takeda Pharmaceutical Co., Ltd.	45,236
34,005	Takuma Co., Ltd.	294,495
9,378	TDK Corp.	674,057
6,775	Tenma Corp.	123,230
5,090	Tocalo Co., Ltd.	115,653
7,898	Tokai Rika Co., Ltd.	157,189
8,500	Tokio Marine Holdings, Inc.	354,399
9,010	Tokyo Gas Co., Ltd.	39,985
3,320	Tokyo Seimitsu Co., Ltd.	108,666
85,774	Toshiba Corp.*	183,932
8,195	Toyota Industries Corp.	395,491
1,980	Toyota Motor Corp.	115,143
5,040	TS Tech Co., Ltd.	128,627
10,335	TV Asahi Holdings Corp.	206,912
8,760	Ushio, Inc.	111,190
3,960	Yamato Kogyo Co., Ltd.	118,410
10,270	Yamazen Corp.	87,869
6,570	Yondoshi Holdings, Inc.	144,566

		20,456,308

	Jersey - 0.2%
301,819	Highland Gold Mining Ltd.	661,609

	Kenya - 0.0%
174,700	Safaricom Ltd.	31,136

	Luxembourg - 0.4%
31,916	BRAAS Monier Building Group S.A.	867,879
2,726	Millicom International Cellular S.A.	134,998
6,180	SES S.A.	120,160

		1,123,037

	Malaysia - 0.1%
470,794	Inari Amertron Bhd	189,189

	Mauritius - 0.1%
313,765	CIEL Ltd.	55,604
65,030	MCB Group Ltd.	406,094

		461,698

	Mexico - 0.0%
89,500	America Movil S.A.B. de C.V. Series L	56,309
1,900	Infraestructura Energetica Nova, S.A.B. de C.V.	8,382
4,602	Mexichem S.A.B. de C.V.	10,913

		75,604

	Netherlands - 1.3%
8,433	Akzo Nobel N.V.	572,308
932	ASML Holding N.V.	113,145
6,314	Heineken N.V.	472,218
1,036	IMCD Group N.V.	46,490

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

52,855	ING Groep N.V.	$759,312
465	InterXion Holding N.V.*	17,870
5,131	NXP Semiconductors N.V.*	502,068
650	Patheon N.V.*	18,649
10,950	Royal Dutch Shell plc Class A	296,982
28,729	Van Lanschot N.V.	621,122
15,830	Wolters Kluwer N.V.	605,366

		4,025,530

	New Zealand - 0.0%
20,086	New Zealand Refining Co., Ltd.	39,824
9,408	Z Energy Ltd.	50,235

		90,059

	Norway - 0.1%
3,157	Entra ASA(1)	34,050
7,489	Statoil ASA	139,649
2,600	TGS Nopec Geophysical Co. ASA	62,425

		236,124

	Philippines - 0.0%
108,000	Cemex Holdings Philippines*(1)	24,306
47,919	Petron Corp.	8,946
8,460	Pilipinas Shell Petroleum Corp.*	13,379

		46,631

	Russia - 0.0%
6,433	Etalon Group Ltd. GDR	24,896

	Singapore - 0.2%
1,467	Broadcom Ltd.	292,667
114,300	Genting Singapore plc	78,837
51,062	Singapore Exchange Ltd.	268,588

		640,092

	South Africa - 0.2%
44,815	AngloGold Ashanti Ltd.*	569,501
468	Naspers Ltd. Class N	74,558
809	Sasol Ltd. ADR	24,157

		668,216

	South Korea - 1.2%
5,256	DuzonBizon Co., Ltd.	104,145
19,857	Finetex EnE, Inc.*	123,339
3,649	G-SMATT GLOBAL Co., Ltd.*	39,721
6,465	Hanwha Techwin Co., Ltd.	232,259
13,796	Koh Young Technology, Inc.	518,544
4,225	Korea Aerospace Industries Ltd.	225,543
3,805	KT Corp. ADR*	56,580
3,530	LIG Nex1 Co., Ltd.	219,567
23	Samsung Biologics Co., Ltd.*	3,187
1,300	Samsung Electronics Co., Ltd.	2,211,007

		3,733,892

	Spain - 0.1%
1,173	Axiare Patrimonio SOCIMI S.A. REIT	17,094
22,364	Iberdrola S.A.	141,254
496	Iberdrola S.A.*	3,133
2,262	Industria de Diseno Textil S.A.	74,817
7,588	Repsol S.A.	112,467

		348,765

	Sweden - 0.1%
1,943	BillerudKorsnas AB	32,370
1,905	D Carnegie & Co. AB*	23,954
677	Hufvudstaden AB Class A	10,787
8,415	Sandvik AB	113,591

		180,702

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Switzerland - 0.8%
4,169	ABB Ltd. ADR	$99,306
368	Actelion Ltd.*	96,082
116	Flughafen Zuerich AG	22,812
13,195	Julius Baer Group Ltd.	620,307
11,698	LafargeHolcim Ltd.	629,865
547	Novartis AG	40,384
827	Roche Holding AG	195,956
42	Swisscom AG	18,528
3,213	TE Connectivity Ltd.	238,887
29,087	UBS Group AG	472,702

		2,434,829

	Taiwan - 2.5%
43,603	Accton Technology Corp.	79,107
25,317	Advanced Ceramic X Corp.	209,086
18,654	Advantech Co., Ltd.	158,243
82,061	Aerospace Industrial Development Corp.	102,312
22,905	Airtac International Group	190,670
13,502	ASPEED Technology, Inc.	177,525
43,797	Catcher Technology Co., Ltd.	357,197
57,791	Chroma ATE, Inc.	151,498
5,042	Chunghwa Precision Test Tech Co., Ltd.	179,816
13,635	Delta Electronics, Inc.	76,157
183,019	E Ink Holdings, Inc.	144,771
46,230	Globalwafers Co., Ltd.	212,448
182,504	Hota Industrial Manufacturing Co., Ltd.	756,769
79,575	Kingpak Technology, Inc.	546,662
34,522	Land Mark Optoelectronics Corp.	306,133
4,312	Largan Precision Co., Ltd.	616,772
8,125	Nanoplus Ltd.*	26,444
16,089	Parade Technologies Ltd.	166,359
459	PChome Online, Inc.	3,799
53,200	Realtek Semiconductor Corp.	185,663
13,468	Silergy Corp.	204,596
3,482	Silicon Motion Technology Corp. ADR	136,146
25,152	Sinbon Electronics Co., Ltd.	55,211
99,046	Superalloy Industrial Co., Ltd.	560,858
203,784	Taiwan Semiconductor Manufacturing Co., Ltd.	1,214,320
74,292	Tung Thih Electronic Co., Ltd.	701,847
66,700	Vanguard International Semiconductor Corp.	120,542
10,928	Voltronic Power Technology Corp.	147,991
59,331	Win Semiconductors Corp.	178,502

		7,967,444

	Thailand - 0.3%
60,330	Delta Electronics Thailand PCL	146,927
262,029	KCE Electronics PCL	811,166
13,600	PTT Exploration & Production PCL	37,853

		995,946

	United Kingdom - 3.0%
7,871	Anglo American plc*	135,683
10,578	AstraZeneca plc	561,364
10,270	AstraZeneca plc ADR	279,652
41,400	Babcock International Group plc	466,263
13,850	BAE Systems plc	101,724
22,600	BBA Aviation plc	79,708
12,940	British American Tobacco plc	798,759
25,060	BT Group plc	96,105
579	Cardtronics plc Class A*	31,602
420,777	Cobham plc	720,027
2,929	Coca-Cola European Partners plc	101,138
6,660	ConvaTec Group plc*(1)	20,602
456	Croda International plc	19,255
9,981	Delphi Automotive plc	699,269
33,001	Domino’s Pizza Group plc	150,753

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

35,011	Glencore plc*	$145,004
2,044	Great Portland Estates plc REIT	15,996
13,330	Hunting plc	93,601
105,752	Ibstock plc(1)	248,511
14,373	Just Eat plc*	97,886
169	Liberty Global plc LiLAC Class A*	3,890
3,501	National Grid plc	41,008
87,271	QinetiQ Group plc	290,266
2,745	RELX N.V.	46,365
1,066	RELX plc	19,135
3,022	Rio Tinto plc	133,884
4,958	RPC Group plc	66,954
3,013	Safestore Holdings plc REIT	14,028
3,371	Severn Trent plc	96,625
13,355	Sky plc	168,736
6,280	Smith & Nephew plc	93,947
7,800	STERIS plc	552,474
11,549	Tritax Big Box plc REIT	20,108
4,998	UBM plc	44,411
18,986	Ultra Electronics Holdings plc	441,144
13,027	Unilever plc	527,669
2,259	UNITE Group plc	16,674
15,240	Willis Towers Watson plc	1,906,981
5,568	Zegona Communications plc	8,300

		9,355,501

	United States - 23.0%
5,442	Abbott Laboratories	227,318
877	Acadia Healthcare Co., Inc.*	33,650
351	Acadia Realty Trust REIT	11,176
1,175	Accenture plc Class A	133,797
64,520	ACCO Brands Corp.*	822,630
382	Acuity Brands, Inc.	79,162
16,236	Advance Auto Parts, Inc.	2,666,601
945	AdvanSix, Inc.*	24,277
708	Aetna, Inc.	83,976
700	Akamai Technologies, Inc.*	48,013
305,997	Alacer Gold Corp.*	564,375
391	Alexandria Real Estate Equities, Inc. REIT	43,331
3,860	Alkermes plc*	208,865
2,670	Alleghany Corp.*	1,632,892
833	Allegion plc	54,703
2,142	Allergan plc*	468,862
1,115	Alliance Data Systems Corp.	254,644
2,497	Alliant Energy Corp.	94,012
876	Alnylam Pharmaceuticals, Inc.*	35,031
193	Alphabet, Inc. Class A*	158,297
887	Alphabet, Inc. Class C*	706,753
7,101	Altria Group, Inc.	505,449
1,458	Amazon.com, Inc.*	1,200,634
1,539	American Tower Corp. REIT	159,286
4,513	AMETEK, Inc.	230,614
2,430	Anadarko Petroleum Corp.	168,958
2,185	Analog Devices, Inc.	163,744
1,026	Apartment Investment & Management Co. Class A, REIT	45,216
3,008	Apple, Inc.	365,021
39,310	Aramark	1,330,250
715	Arch Coal, Inc. Class A*	51,473
17,864	Arena Pharmaceuticals, Inc.*	27,511
248,624	Argonaut Gold, Inc.*	464,289
2,772	Arista Networks, Inc.*	260,568
333	athenahealth, Inc.*	41,955
1,586	Automatic Data Processing, Inc.	160,170
350	AvalonBay Communities, Inc. REIT	60,659
2,494	Avangrid, Inc.	96,767
167,005	Avon Products, Inc.*	980,319

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

4,021	Baker Hughes, Inc.	$253,645
1,240	Ball Corp.	94,562
39,102	Bank of America Corp.	885,269
2,559	Baxter International, Inc.	122,602
951	Becton Dickinson and Co.	168,603
16,020	Belden, Inc.	1,225,049
8,190	Berkshire Hathaway, Inc. Class B*	1,344,307
435	Biogen, Inc.*	120,599
153,589	Bizlink Holding, Inc.	813,400
1,250	Boeing Co.	204,275
3,294	Boise Cascade Co.*	81,691
345	Boston Properties, Inc. REIT	45,161
12,102	Boston Scientific Corp.*	291,174
9,435	Bristol-Myers Squibb Co.	463,825
1,283	Brookdale Senior Living, Inc.*	19,207
627	Cabot Corp.	34,717
2,368	Cabot Oil & Gas Corp.	50,865
9,992	Capital One Financial Corp.	873,201
1,021	Cardinal Health, Inc.	76,534
512	Carlisle Cos., Inc.	55,864
3,040	Cavium, Inc.*	201,278
1,451	CBS Corp. Class B	93,575
976	Celanese Corp. Series A	82,374
2,840	Celgene Corp.*	329,866
1,590	Cerner Corp.*	85,399
1,284	Charter Communications, Inc. Class A*	415,952
2,169	Chevron Corp.	241,518
751	Ciena Corp.*	18,279
525	Cigna Corp.	76,766
13,694	Citigroup, Inc.	764,536
2,504	Cognizant Technology Solutions Corp. Class A*	131,685
403	Coherent, Inc.*	63,565
3,239	Colfax Corp.*	126,321
7,665	Comcast Corp. Class A	578,094
3,703	ConocoPhillips Co.	180,558
1,636	Constellation Brands, Inc. Class A	245,007
13,155	Conyers Park Acquisition Corp. UNIT*	142,995
258	Coresite Realty Corp. REIT	22,222
1,102	Corporate Office Properties Trust REIT	35,066
2,131	Costco Wholesale Corp.	349,377
63,415	Coty, Inc. Class A	1,217,568
1,183	Crown Holdings, Inc.*	64,083
23,330	CST Brands, Inc.	1,124,039
4,546	CSX Corp.	210,889
15,215	Danaher Corp.	1,276,843
5,230	Deltic Timber Corp.	397,323
2,293	Devon Energy Corp.	104,423
33,150	Dorian LPG Ltd.*	374,926
1,076	Douglas Emmett, Inc. REIT	40,716
2,658	Dow Chemical Co.	158,497
3,837	Dr Pepper Snapple Group, Inc.	349,934
1,613	Duke Energy Corp.	126,685
1,758	Duke Realty Corp. REIT	42,772
2,817	Eaton Corp. plc	199,387
402	Edison International	29,298
490	Edwards Lifesciences Corp.*	47,158
1,298	Electronic Arts, Inc.*	108,292
5,343	Eli Lilly & Co.	411,571
995	Empire State Realty Trust, Inc. Class A, REIT	20,388
682	Energen Corp.*	36,753
1,068	Envision Healthcare Corp.*	72,624
1,525	EOG Resources, Inc.	154,909
1,029	Equifax, Inc.	120,681
92	Equinix, Inc. REIT	35,418
434	Equity LifeStyle Properties, Inc. REIT	32,090
1,300	Equity One, Inc. REIT	40,547

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

10,980	Era Group, Inc.*	$171,947
160	Essex Property Trust, Inc. REIT	35,888
3,657	Estee Lauder Cos., Inc. Class A	296,985
2,164	Eversource Energy	119,712
1,118	Expedia, Inc.	135,938
355	Extra Space Storage, Inc. REIT	25,578
6,358	Exxon Mobil Corp.	533,373
2,778	Facebook, Inc. Class A*	362,029
2,955	FedEx Corp.	558,820
1,006	First Solar, Inc.*	31,377
10,510	Fiserv, Inc.*	1,129,089
1,021	FleetCor Technologies, Inc.*	150,587
15,835	Flex Ltd.*	248,134
879	Forest City Realty Trust, Inc. Class A REIT	19,901
5,108	FormFactor, Inc.*	63,595
1,746	Fortive Corp.	96,571
2,456	Fortune Brands Home & Security, Inc.	135,399
13,160	GATX Corp.	760,911
915	General Dynamics Corp.	165,688
8,465	General Motors Co.	309,904
1,926	Genesee & Wyoming, Inc. Class A*	145,143
6,921	Genpact Ltd.*	170,810
855	GGP, Inc. REIT	21,238
5,020	Global Payments, Inc.	387,946
8,041	Graphic Packaging Holding Co.	100,593
1,428	GrubHub, Inc.*	59,333
2,249	HCA Holdings, Inc.*	180,550
1,398	HCP, Inc. REIT	42,387
1,582	HD Supply Holdings, Inc.*	66,919
524	Healthcare Trust of America, Inc. Class A, REIT	15,233
800	Heico Corp. Class A	53,040
2,098	Helix Energy Solutions Group, Inc.*	17,791
1,755	Hess Corp.	95,086
738	Highwoods Properties, Inc. REIT	37,941
379	Hilton Grand Vacations, Inc.*	11,116
1,606	Hilton Worldwide Holdings, Inc.	92,473
2,457	Home Depot, Inc.	338,034
13,745	Hostess Brands, Inc.*	196,416
323	Hudson Pacific Properties, Inc. REIT	11,437
210	Humana, Inc.	41,685
809	Illinois Tool Works, Inc.	102,905
623	Illumina, Inc.*	99,742
2,850	Incyte Corp.*	345,448
2,421	Ingersoll-Rand plc	192,106
44	Ingevity Corp.*	2,446
2,148	Integrated Device Technology, Inc.*	54,108
3,881	Intel Corp.	142,898
1,246	International Paper Co.	70,524
3,484	Ironwood Pharmaceuticals, Inc.*	50,100
840	Itron, Inc.*	51,828
1,372	J.B. Hunt Transport Services, Inc.	135,938
245	j2 Global, Inc.	20,533
1,904	Johnson & Johnson	215,628
6,762	JP Morgan Chase & Co.	572,268
554	Kennedy-Wilson Holdings, Inc. REIT	11,329
6,209	Kinder Morgan, Inc.	138,709
209	Kirby Corp.*	13,470
12,575	Knight Transportation, Inc.	420,005
4,266	Kroger Co.	144,873
1,724	Las Vegas Sands Corp.	90,648
635	LaSalle Hotel Properties REIT	19,158
10,698	Legg Mason, Inc.	339,020
7,220	Leidos Holdings, Inc.	348,870
3,349	Liberty Global plc Class A*	122,172
35,502	Liberty Global plc Series C*	1,247,185
2,090	Liberty Media Corp-Liberty Braves Class A*	41,696

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

1,515	Liberty Media Corp-Liberty Media*	$43,541
610	LifePoint Health, Inc.*	36,204
703	Lockheed Martin Corp.	176,685
2,087	Louisiana-Pacific Corp.*	39,924
831	LyondellBasell Industries N.V. Class A	77,507
2,674	M&T Bank Corp.	434,712
3,341	MACOM Technology Solutions Holdings, Inc.*	158,865
1,757	Martin Marietta Materials, Inc.	403,407
26,690	Maxim Integrated Products, Inc.	1,187,171
4,196	MaxLinear, Inc. Class A*	107,334
1,149	McKesson Corp.	159,883
2,441	Medicines Co.*	87,998
5,061	Medtronic plc	384,737
6,142	Merck & Co., Inc.	380,743
712	MGM Resorts International*	20,506
2,004	Microchip Technology, Inc.	134,969
2,337	Micron Technology, Inc.*	56,345
964	MKS Instruments, Inc.	63,528
12,059	Molson Coors Brewing Co. Class B	1,163,935
9,451	Mondelez International, Inc. Class A	418,490
1,067	Monsanto Co.	115,567
6,672	Monster Beverage Corp.*	284,227
22,180	Motorola Solutions, Inc.	1,790,148
4,635	Mylan N.V.*	176,362
2,404	National CineMedia, Inc.	35,243
5,131	Netflix, Inc.*	721,983
667	Newmont Mining Corp.	24,199
6,478	NextEra Energy Partners L.P.	204,251
2,678	NextEra Energy, Inc.	331,322
3,620	NIKE, Inc. Class B	191,498
2,183	Northrop Grumman Corp.	500,082
1,770	NOW, Inc.*	37,630
9,520	NVIDIA Corp.	1,039,394
924	O’Reilly Automotive, Inc.*	242,337
2,343	Occidental Petroleum Corp.	158,785
538	Oceaneering International, Inc.	14,983
11,055	Oclaro, Inc.*	108,450
3,190	OGE Energy Corp.	106,993
2,595	OMNOVA Solutions, Inc.*	23,615
2,525	Outfront Media, Inc. REIT	69,261
1,002	Owens-Illinois, Inc.*	18,938
743	Packaging Corp. of America	68,490
1,145	Park Hotels & Resorts, Inc. REIT	31,064
1,005	Parker-Hannifin Corp.	147,866
407	Patterson-UTI Energy, Inc.	11,412
5,122	PayPal Holdings, Inc.*	203,753
16,957	Pentair plc	994,189
4,579	PepsiCo, Inc.	475,209
1,098	Physicians Realty Trust REIT	20,368
415	Pioneer Natural Resources Co.	74,795
7,648	PNC Financial Services Group, Inc.	921,278
17,665	Post Holdings, Inc.*	1,478,207
700	PPG Industries, Inc.	70,007
194	PS Business Parks, Inc. REIT	21,736
312	Public Storage REIT	67,080
9,047	Pure Storage, Inc. Class A*	102,864
320	Quality Care Properties, Inc. REIT*	5,907
651	Regeneron Pharmaceuticals, Inc.*	233,898
770	Retail Opportunity Investments Corp. REIT	16,324
1,720	Rexford Industrial Realty, Inc. REIT	39,061
687	Rogers Corp.*	54,926
1,453	Salesforce.com, Inc.*	114,932
3,384	Schlumberger Ltd.	283,275
110,575	Scorpio Tankers, Inc.	423,502
10,180	SEACOR Holdings, Inc.*	748,943
2,644	Seagate Technology plc	119,377

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

495	Sempra Energy	$50,683
2,470	ServiceNow, Inc.*	223,831
424	Sherwin-Williams Co.	128,815
1,861	Signature Bank*	293,145
425	Simon Property Group, Inc. REIT	78,102
311	SL Green Realty Corp. REIT	33,890
2,185	Southwestern Energy Co.*	19,687
9,807	SS&C Technologies Holdings, Inc.	315,099
3,195	Steel Dynamics, Inc.	108,023
1,460	Stryker Corp.	180,354
1,245	Summit Hotel Properties, Inc. REIT	19,708
299	Sun Communities, Inc. REIT	23,549
2,859	SunPower Corp.*	18,984
19,796	Synchrony Financial	709,093
524	Taubman Centers, Inc. REIT	37,120
14,241	TCF Financial Corp.	247,081
7,541	Tesco Corp.*	64,853
1,372	Tesoro Corp.	110,926
881	Thermo Fisher Scientific, Inc.	134,256
1,340	TJX Cos., Inc.	100,393
1,983	Total System Services, Inc.	100,498
3,328	Transocean Ltd.*	46,492
3,983	TransUnion*	125,584
11,634	Tutor Perini Corp.*	346,693
5,237	Twenty-First Century Fox, Inc. Class A	164,337
1,270	Twenty-First Century Fox, Inc. Class B	39,383
1,569	UGI Corp.	72,755
2,215	Ultragenyx Pharmaceutical, Inc.*	166,147
2,475	United Technologies Corp.	271,433
2,509	UnitedHealth Group, Inc.	406,709
183	Vail Resorts, Inc.	31,392
1,396	Valero Energy Corp.	91,801
952	Vantiv, Inc. Class A*	59,252
4,412	VeriFone Systems, Inc.*	80,166
1,288	Verizon Communications, Inc.	63,125
2,957	Viacom, Inc. Class B	124,608
5,716	Visa, Inc. Class A	472,770
4,540	Vulcan Materials Co.	582,618
605	WageWorks, Inc.*	43,651
440	Walgreens Boots Alliance, Inc.	36,054
1,030	Walt Disney Co.	113,970
725	WellCare Health Plans, Inc.*	105,517
18,370	Wells Fargo & Co.	1,034,782
1,306	WESCO International, Inc.*	92,334
2,700	Western Digital Corp.	215,271
212	Westlake Chemical Corp.	13,125
192	WestRock Co.	10,245
1,581	WEX, Inc.*	180,756
2,995	Whiting Petroleum Corp.*	33,215
3,494	Workday, Inc. Class A*	290,316
13,391	XPO Logistics, Inc.*	599,113
2,945	Zillow Group, Inc. Class C*	104,194

		72,778,362

	Total Common Stocks (cost $166,968,557)	187,004,058

Municipal Bonds - 0.0%
	General Obligation - 0.0%
100,000	City of Chicago IL,GO 7.05%, 01/01/2029(5)	101,792

	Total Municipal Bonds (cost $100,000)	101,792

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Senior Floating Rate Interests - 0.1%(11)
	Coal - 0.1%
$ 299,250	Arch Coal, Inc. 1.00%, 10/05/2021(12)	$301,644

	Total Senior Floating Rate Interests (cost $305,983)	301,644

Convertible Bonds - 0.2%
	Electrical Components & Equipment - 0.1%
544,000	SunPower Corp. 0.88%, 06/01/2021	386,920

	Oil & Gas - 0.1%
239,000	PDC Energy, Inc. 1.13%, 09/15/2021	269,174

	Total Convertible Bonds (cost $676,353)	656,094

Exchange Traded Funds - 9.7%
	Other Investment Pools & Funds - 9.7%
65,900	iShares JP Morgan USD Emerging Markets Bond ETF	7,389,367
10,076	iShares MSCI EAFE ETF	600,832
27,085	iShares MSCI Mexico Capped ETF	1,213,679
154,440	iShares S&P/TSX Capped Financials Index ETF	4,276,252
664,420	PowerShares Senior Loan Portfolio	15,480,986
26,400	SPDR Barclays Convertible Securities ETF	1,239,744
2,642	SPDR S&P 500 ETF Trust	601,134
5,360	TOPIX Exchange Traded Fund	73,998

	Total Exchange Traded Funds (cost $31,141,460)	30,875,992

Preferred Stocks - 0.2%
	United States - 0.2%
655	Airbnb, Inc. Series E *(1)(9)(10)	68,775
4,710	Nutanix, Inc. *(1)(9)(10)	138,057
8,725	Pinterest, Inc. Series G *(1)(9)(10)	54,619
6,334	Southwestern Energy Co. Series B 6.25%	140,171
4,556	Uber Technologies, Inc. *(1)(9)(10)	222,206

	Total Preferred Stocks (cost $558,154)	623,828

Convertible Preferred Stocks - 0.2%
	United States - 0.2%
4,200	Hess Corp. 8.00%	270,858
4,150	WPX Energy, Inc. Series A 6.25%	258,338

		529,196

	Total Convertible Preferred Stocks (cost $489,258)	529,196

Warrants - 0.0%
	British Virgin Islands - 0.0%
59,200	Atlas Mara Ltd., Expires 8/21/17*	33

	Greece - 0.0%
141,616	Alpha Bank A.E., Expires 12/10/17*	306

	United States - 0.0%
40,500	Hangzhou Hikvision Digital Technology Co., Ltd., Expires 7/13/19*	153,862

	Total Warrants (cost $427,922)	154,201

	Total Long-Term Investments (cost $278,250,949)	295,925,829
Short-Term Investments - 6.7%
	Other Investment Pools & Funds - 6.7%
21,242,085	Morgan Stanley Institutional Liquidity Funds, Institutional Class	21,242,085

	Total Short-Term Investments (cost $21,242,085)	21,242,085

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Investments Excluding Purchased Options (cost $299,493,034)	100.2%	$317,167,914
Total Purchased Options (cost $198,154)	0.0%	$81,304

Total Investments (cost $299,691,188)^	100.2%	$317,249,218
Other Assets and Liabilities	(0.2)%	(775,314)

Total Net Assets	100.0%	$316,473,904

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2017, the Fund invested 1.7% of its total assets in the Subsidiary.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$29,205,712
Unrealized Depreciation	(11,647,682)

Net Unrealized Appreciation	$17,558,030

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $11,862,439, which represents 3.7% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $14,469,187, which represents 4.6% of total net assets.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,082,743 at January 31, 2017.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	Securities disclosed are interest-only strips.
(8)	Represents or includes a TBA transaction.
(9)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $513,494, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(10)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
07/2015	655	Airbnb, Inc. Series E Preferred	$60,977
04/2015	948,010	Mirabela Nickel Ltd.	96,780
08/2014	4,710	Nutanix, Inc. Preferred	63,097
03/2015	8,725	Pinterest, Inc. Series G Preferred	62,638
06/2014	4,556	Uber Technologies, Inc. Preferred	70,677

			$354,169

At January 31, 2017, the aggregate value of these securities was $513,494, which represents 0.2% of total net assets.

(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2017.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

OTC Option Contracts Outstanding at January 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/INR Call	JPM	66.00 INR per USD	02/02/17	USD	14,596,774	$—	$79,407	$(79,407)

Total purchased option contracts					14,596,774	$—	$79,407	$(79,407)

Written option contracts:
Calls
iPath S&P 500 Vix Short-Term	MSC	50.00 USD	01/19/18	USD	(62)	$(7,874)	$(19,651)	$11,777

Total written option contracts					(62)	$(7,874)	$(19,651)	$11,777

OTC Swaption Contracts Outstanding at January 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption USD	MSC	2.58%	01/11/27	USD	125,000	$15,234	$21,237	$(6,003)
Interest Rate Swaption USD	GSC	2.80%	01/27/27	USD	125,000	17,639	20,844	(3,205)

Total Calls					250,000	$32,873	$42,081	$(9,208)

Puts
Credit Default Swaption CDX.NA.HY.27	BCLY	104.00%	03/15/17	USD	3,200,000	$8,831	$27,168	$(18,337)
Interest Rate Swaption USD	MSC	2.58%	01/11/27	USD	125,000	19,199	21,238	(2,039)
Interest Rate Swaption USD	GSC	2.80%	01/27/27	USD	125,000	16,757	20,843	(4,086)

Total Puts					3,450,000	$44,787	$69,249	$(24,462)

Total purchased swaption contracts					3,700,000	$77,660	$111,330	$(33,670)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Exchange Traded Option Contracts Outstanding at January 31, 2017

Description	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
CBOE SPX Volatility Index	26.00 USD	04/19/17	USD	41	$2,870	$5,209	$(2,339)

Puts
SPDR S&P 500 ETF Trust Index Option	172.00 USD	04/21/17	USD	43	$774	$2,209	$(1,435)

Total purchased option contracts				84	$3,644	$7,418	$(3,774)

Puts
SPDR S&P 500 ETF Trust Index Option	200.00 USD	03/17/17	USD	(34)	$(1,020)	$(19,718)	$18,698
SPDR S&P 500 ETF Trust Index Option	195.00 USD	03/17/17	USD	(31)	(776)	(13,670)	12,894
SPDR S&P 500 ETF Trust Index Option	215.00 USD	03/17/17	USD	(28)	(2,744)	(9,043)	6,299
SPDR S&P 500 ETF Trust Index Option	207.00 USD	04/21/17	USD	(43)	(5,462)	(12,109)	6,647
SPDR S&P 500 ETF Trust Index Option	197.00 USD	06/16/17	USD	(32)	(5,536)	(21,534)	15,998
SPDR S&P 500 ETF Trust Index Option	195.00 USD	06/16/17	USD	(15)	(2,205)	(9,914)	7,709
SPDR S&P 500 ETF Trust Index Option	200.00 USD	06/16/17	USD	(15)	(2,775)	(9,194)	6,419
SPDR S&P 500 ETF Trust Index Option	205.00 USD	06/16/17	USD	(15)	(3,585)	(8,399)	4,814
SPDR S&P 500 ETF Trust Index Option	210.00 USD	06/16/17	USD	(15)	(4,530)	(8,234)	3,704
SPDR S&P 500 ETF Trust Index Option	215.00 USD	06/16/17	USD	(14)	(5,362)	(7,979)	2,617
SPDR S&P 500 ETF Trust Index Option	212.00 USD	06/16/17	USD	(14)	(4,690)	(7,321)	2,631
SPDR S&P 500 ETF Trust Index Option	217.00 USD	06/16/17	USD	(14)	(5,895)	(6,202)	307
SPDR S&P 500 ETF Trust Index Option	215.00 USD	09/15/17	USD	(14)	(9,450)	(10,793)	1,343

Total Puts				(284)	$(54,030)	$(144,110)	$90,080

Total written option contracts				(284)	$(54,030)	$(144,110)	$90,080

Futures Contracts Outstanding at January 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10-Year Mini JGB Future	99	03/10/2017	$13,161,152	$13,135,409	$(25,743)
Australian 3-Year Bond Future	9	03/15/2017	762,405	763,157	752
CAC40 10 Euro Future	69	02/17/2017	3,610,244	3,536,198	(74,046)
Canadian Government 10-Year Bond Future	11	03/22/2017	1,173,943	1,161,837	(12,106)
Emerging Market (mini MSCI) Index Future	40	03/17/2017	1,743,773	1,830,200	86,427
Euro-BOBL Future	7	03/08/2017	1,292,170	1,263,447	(28,723)
Euro-BTP Future	11	03/08/2017	1,550,344	1,554,490	4,146
Euro-Bund Future	18	03/08/2017	3,146,453	3,150,347	3,894
Euro-Oat Future	13	03/08/2017	2,104,883	2,075,133	(29,750)
Euro-Schatz Future	5	03/08/2017	605,392	605,734	342
Japan 10-Year Bond Future	2	03/13/2017	2,660,452	2,654,858	(5,594)
Long Gilt Future	22	03/29/2017	3,400,784	3,428,224	27,440
S&P/TSX 60 Index Future	41	03/16/2017	5,653,857	5,718,102	64,245
U.S. Treasury 10-Year Note Future	111	03/22/2017	13,856,102	13,816,031	(40,071)
U.S. Treasury 10-Year Note Future	1	03/22/2017	134,361	134,156	(205)
U.S. Ultra Bond Future	51	03/22/2017	8,225,665	8,195,063	(30,602)
Uranium Future	60	12/22/2017	371,454	378,750	7,296
WTI Crude Future	58	06/20/2017	2,912,291	3,172,600	260,309

Total					$208,011

Short position contracts:
CBOE VIX Future	9	03/22/2017	$140,075	$128,925	$11,150
Euro-BOBL Future	2	03/08/2017	287,663	287,017	646
Nikkei 225 Index Future	28	03/09/2017	2,581,208	2,662,800	(81,592)

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Nikkei 225 Index Future	19	03/09/2017	3,101,641	$3,193,871	(92,230)
S&P 500 (E-Mini) Future	30	03/17/2017	3,402,170	3,411,750	(9,580)
U.S. Treasury 2-Year Note Future	17	03/31/2017	3,682,923	3,685,547	(2,624)
U.S. Treasury 5-Year Note Future	4	03/31/2017	470,807	471,469	(662)
U.S. Treasury Long Bond Future	1	03/22/2017	152,289	150,844	1,445

Total					$(173,447)

Total futures contracts					$34,564

TBA Sale Commitments Outstanding at January 31, 2017
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 4.00%	$1,175,000	02/01/2047	$(1,232,603)	$819
FNMA, 2.50%	675,000	02/01/2032	(675,000)	(1,160)
FNMA, 3.00%	2,850,000	02/01/2047	(2,821,055)	8,719
FNMA, 3.50%	1,800,000	02/01/2047	(1,839,375)	3,656
FNMA, 4.00%	375,000	02/01/2047	(393,398)	1,113
FNMA, 4.50%	9,943,000	02/01/2047	(10,689,890)	4,941
GNMA, 3.00%	2,187,500	02/01/2047	(2,206,299)	9,156
GNMA, 3.50%	250,000	02/01/2047	(259,063)	(680)
GNMA, 4.00%	691,500	02/01/2047	(731,099)	(2,215)

Total (proceeds $20,872,131)			$(20,847,782)	$24,349

At January 31, 2017, the aggregate market value of TBA Sale Commitments represents (6.6)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.8	MSC	USD	2,375,000	(0.50%)	10/17/57	$44,911	$—	$32,526	$(12,385)

Sell protection:
CDX.EMS.26	BNP	USD	3,425,000	1.00%	12/20/21	$—	$(205,930)	$(199,291)	$6,639
CMBX.NA.BBB.6	CSI	USD	500,000	3.00%	05/11/63	—	(43,170)	(30,814)	12,356

Total						$—	$(249,100)	$(230,105)	$18,995

Total traded indices						$44,911	$(249,100)	$(197,579)	$6,610

Credit default swaps on single-name issues:
Sell protection:
Brazil (Federated Republic of)	HSBC	USD	1,275,000	1.00%/2.46%	12/20/21	$—	$(95,308)	$(82,114)	$13,194
General Motors Co.	JPM	USD	275,000	5.00%/1.59%	12/20/21	39,575	—	44,274	4,699
Italy Republic	JPM	USD	525,000	1.00%/1.72%	12/20/21	—	(10,214)	(16,404)	(6,190)
MetLife, Inc.	JPM	USD	385,000	1.00%/0.79%	06/20/21	—	(3,811)	3,860	7,671

Total						$39,575	$(109,333)	$(50,384)	$19,374

Total single-name issues						$39,575	$(109,333)	$(50,384)	$19,374

Total OTC contracts						$84,486	$(358,433)	$(247,963)	$25,984

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.27	USD 2,220,000	(5.00%)	12/20/21	$(127,321)	$(146,949)	$(19,628)
CDX.NA.IG.27	USD 975,000	(1.00%)	12/20/21	(11,070)	(15,921)	(4,851)

Total				$(138,391)	$(162,870)	$(24,479)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.27	USD 3,675,000	5.00%	12/20/21	$144,475	$243,261	$98,786

Total				$6,084	$80,391	$74,307

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
DEUT	0.35% Fixed	6M CHF LIBOR	CHF	2,400,000	09/21/26	$—	$—	$122,412	$122,412
DEUT	0.35% Fixed	6M CHF LIBOR	CHF	2,400,000	09/21/26	—	—	(2,690)	(2,690)
JPM	6M CHF LIBOR	0.35% Fixed	CHF	1,730,000	03/16/26	—	—	1,631	1,631

Total						$—	$—	$121,353	$121,353

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2017

Payments made by Fund	Payments receved by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
3M USD LIBOR	1.75% Fixed	USD	650,000	03/15/27	$—	$(18,751)	$37,150	$55,901
3M USD LIBOR	2.67% Fixed	USD	75,000	01/31/47	—	—	(834)	(834)

Total					$—	$(18,751)	$36,316	$55,067

OTC Total Return Swap Contracts Outstanding at January 31, 2017

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Alliance Resource Partners	GSC	USD	161,316	1M LIBOR - 2.00%	09/29/17	$—	$—	$—	$0
Alliance Resource Partners	GSC	USD	27,322	1M LIBOR - 2.00%	09/29/17	—	—	—	0
Alliance Resource Partners	GSC	USD	23,610	1M LIBOR - 2.50%	09/29/17	—	—	—	0
Alliance Resource Partners	GSC	USD	2,713	1M LIBOR - 2.00%	09/29/17	—	—	—	0
Alliance Resource Partners	GSC	USD	30,178	1M LIBOR - 2.00%	09/29/17	—	—	—	0

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Centennial Resource	MSC	USD	98,731	(1M LIBOR + 0.50%)	12/31/17	—	—	$—	0
Centennial Resource	MSC	USD	98,713	(1M LIBOR + 0.50%)	12/29/17	—	—	—	0
Cimarex Energy Co.	GSC	USD	65,036	(1M LIBOR +0.20%)	12/31/17	—	—	—	0
Cimarex Energy Co.	GSC	USD	334,915	(1M LIBOR + 0.20%)	12/31/17	—	—	—	0
Concho Resources, Inc.	MSC	USD	78,644	(1M LIBOR + 0.50%)	12/29/17	—	—	—	0
Concho Resources, Inc.	MSC	USD	78,365	(1M LIBOR + 0.50%)	12/31/17	—	—	—	0
Continental Resources, Inc.	MSC	USD	93,915	(1M LIBOR + 0.50%)	12/29/17	—	—	—	0
Continental Resources, Inc.	MSC	USD	94,012	(1M LIBOR + 0.50%)	12/31/17	—	—	—	0
Devon Energy Corp.	MSC	USD	153,743	(1M LIBOR + 0.50%)	12/29/17	—	—	203	203
Devon Energy Corp.	MSC	USD	146,138	(1M LIBOR + 0.50%)	12/31/17	—	—	203	203
Energen Corp.	MSC	USD	72,752	(1M LIBOR + 0.50%)	12/29/17	—	—	—	0
Energen Corp.	MSC	USD	72,752	(1M LIBOR + 0.50%)	12/31/17	—	—	—	0
Financial Select Sector SPDR ETF	MSC	USD	2,651,746	(1M LIBOR + 0.30%)	11/30/17	—	—	—	0
GSCBWSEW	GSC	USD	30,722	1M LIBOR -0.40%	07/31/17	—	—	—	0
GSCBWSEW	GSC	USD	3,667,569	1M LIBOR -0.40%	07/31/17	—	—	—	0
GSGLWIIN	GSC	USD	212,263	1M LIBOR -0.40%	04/28/17	—	—	(86)	(86)
GSGLWIIN	GSC	USD	674,427	1M LIBOR -0.40%	04/28/17	—	—	(274)	(274)
GSGLWIIN	GSC	USD	1,456,460	1M LIBOR -0.40%	04/28/17	—	—	(593)	(593)
GSGLWIIN	GSC	USD	1,475,721	1M LIBOR -0.40%	04/28/17	—	—	(601)	(601)
GSGLWIIN	GSC	USD	1,492,918	1M LIBOR -0.40%	04/28/17	—	—	(608)	(608)
iPath S&P 500 VIX	MSC	USD	17,989	1M LIBOR -3.00%	11/15/17	—	—	1,657	1,657
iPath S&P 500 VIX	MSC	USD	22,822	1M LIBOR -3.00%	11/18/17	—	—	1,422	1,422
iPath S&P 500 VIX	MSC	USD	14,022	1M LIBOR -3.00%	11/21/17	—	—	739	739
iPath S&P 500 VIX	MSC	USD	10,667	1M LIBOR -3.00%	12/06/17	—	—	1,306	1,306
iPath S&P 500 VIX	MSC	USD	44,009	1M LIBOR -3.00%	12/20/17	—	—	2,741	2,741
iPath S&P 500 VIX	MSC	USD	24,473	1M LIBOR - 30%	12/29/17	—	—	100	100
iPath S&P 500 VIX	MSC	USD	27,421	1M LIBOR -3.00%	01/05/18	—	—	2,932	2,932
iPath S&P 500 VIX	MSC	USD	19,306	1M LIBOR -3.00%	01/12/18	—	—	1,770	1,770
iPath S&P 500 VIX	DEUT	USD	298,334	1M LIBOR -3.20%	01/12/18	—	—	(28,987)	(28,987)
iPath S&P 500 VIX	MSC	USD	19,925	1M LIBOR -3.00%	01/31/18	—	—	—	0
iPath S&P 500 VIX	MSC	USD	33,765	1M LIBOR -3.00%	08/05/17	—	—	4,014	4,014
iPath S&P 500 VIX	DEUT	USD	7,465	1M LIBOR -2.95%	09/13/17	—	—	706	706
iPath S&P 500 VIX	MSC	USD	19,291	1M LIBOR -3.00%	09/21/17	—	—	1,016	1,016

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

iPath S&P 500 VIX	MSC	USD	25,409	1M LIBOR - 3.00%	09/29/17	—	—	$104	104
iPath S&P 500 VIX	MSC	USD	20,585	1M LIBOR - 3.00%	09/29/17	—	—	—	0
iPath S&P 500 VIX	MSC	USD	69,701	1M LIBOR - 3.00%	10/11/17	—	—	6,567	6,567
iShares MSCI Brazil Capped ETF	MSC	USD	525,840	1M LIBOR - 1.50%	12/31/17	—	—	—	0
iShares MSCI Brazil Capped ETF	MSC	USD	900,034	1M LIBOR - 1.50%	12/31/17	—	—	—	0
IShares MSCI Min Vol USA ETF	BOA	USD	2,533,469	(1M LIBOR + 0.15%)	11/30/17	—	—	—	0
MSCI South Africa Index	GSC	USD	2,133,226	(1M LIBOR + 0.33%)	09/29/17	—	—	—	0
Newfield Exploration Co.	MSC	USD	262,805	(1M LIBOR + 0.50%)	12/29/17	—	—	—	0
Newfield Exploration Co.	MSC	USD	228,977	(1M LIBOR + 0.50%)	12/31/17	—	—	—	0
Parsley Energy, Inc.	MSC	USD	96,327	(1M LIBOR + 0.50%)	12/29/17	—	—	—	0
Parsley Energy, Inc.	MSC	USD	84,281	(1M LIBOR + 0.50%)	12/31/17	—	—	—	0
SPDR S&P Oil & Gas ETF	MSC	USD	1,230,216	1M LIBOR - 2.41%	12/29/17	—	—	—	0
SPDR S&P Oil & Gas ETF	MSC	USD	1,099,875	1M LIBOR - 2.41%	12/31/17	—	—	—	0
Swiss Market	GSC	CHF	561,541	(Swiss Market Index Future)	03/17/17	—	—	13,794	13,794
WPX Energy, Inc.	GSC	USD	104,461	(1M LIBOR + 0.20%)	12/31/17	—	—	—	0
WPX Energy, Inc.	GSC	USD	174,041	(1M LIBOR + 0.20%)	12/31/17	—	—	—	0

Total						$—	$—	$8,125	$8,125

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	02/28/17	CBK	$1,907,905	$1,912,157	$4,252
AUD	Buy	02/28/17	NAB	1,909,154	1,912,915	3,761
AUD	Sell	02/28/17	BOA	193,593	194,020	(427)
AUD	Sell	02/28/17	NAB	380,469	381,219	(750)
AUD	Sell	02/28/17	CBK	380,371	381,219	(848)
BRL	Buy	02/02/17	MSC	1,118,992	1,118,341	(651)
BRL	Buy	03/02/17	BOA	3,468	3,464	(4)
BRL	Sell	02/02/17	MSC	1,066,127	1,118,341	(52,214)
BRL	Sell	03/02/17	MSC	1,110,761	1,110,395	366
CAD	Buy	02/28/17	BMO	1,203,095	1,211,469	8,374
CAD	Buy	02/28/17	BOA	67,514	67,646	132
CAD	Sell	02/28/17	BMO	6,355,180	6,399,416	(44,236)
CHF	Buy	02/28/17	SCB	5,620,520	5,681,151	60,631
CHF	Sell	02/28/17	SSG	288,113	288,409	(296)
CHF	Sell	02/28/17	SCB	3,624,204	3,663,300	(39,096)
CLP	Buy	02/28/17	SSG	362,931	366,059	3,128
CLP	Sell	02/28/17	SSG	18,584	18,597	(13)
CNY	Buy	02/28/17	SSG	168,155	167,954	(201)
CNY	Sell	02/28/17	SCB	3,171,238	3,169,513	1,725
COP	Buy	02/28/17	SSG	67,356	67,430	74
COP	Sell	02/28/17	SSG	3,429	3,426	3
DKK	Buy	02/28/17	BCLY	892,862	896,820	3,958
DKK	Sell	02/28/17	SSG	45,415	45,488	(73)
EUR	Buy	02/28/17	BOA	1,002,551	1,003,887	1,336
EUR	Sell	02/28/17	CSFB	49,709	49,708	1

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

EUR	Sell	02/28/17	BCLY	21,591	$21,613	(22)
EUR	Sell	02/28/17	SSG	293,141	296,087	(2,946)
EUR	Sell	02/28/17	UBS	36,362,364	36,803,407	(441,043)
GBP	Buy	02/28/17	BOA	193,725	193,826	101
GBP	Sell	02/28/17	GSC	128,003	128,378	(375)
GBP	Sell	02/28/17	MSC	9,011,526	9,024,229	(12,703)
HKD	Buy	02/28/17	BOA	1,399,481	1,399,100	(381)
HKD	Sell	02/28/17	SSG	71,039	71,038	1
IDR	Buy	02/28/17	BNP	301,352	300,446	(906)
IDR	Sell	02/28/17	SSG	15,258	15,263	(5)
ILS	Buy	02/28/17	BCLY	1,752,351	1,760,520	8,169
ILS	Sell	02/28/17	SCB	89,366	89,459	(93)
ILS	Sell	02/28/17	BCLY	39,106	39,288	(182)
INR	Buy	02/28/17	SCB	466,568	463,879	(2,689)
INR	Sell	02/28/17	BCLY	9,768,719	9,805,514	(36,795)
JPY	Buy	02/28/17	SCB	410,878	411,643	765
JPY	Sell	02/08/17	BOA	1,078,304	1,107,277	(28,973)
JPY	Sell	02/28/17	BCLY	20,325,353	20,474,705	(149,352)
KRW	Buy	02/28/17	SCB	23,970	23,786	(184)
KRW	Sell	02/28/17	BCLY	476,763	478,306	(1,543)
MXN	Buy	02/28/17	JPM	3,217,534	3,311,466	93,932
MXN	Sell	02/28/17	SCB	22,591	22,591	—
MXN	Sell	02/28/17	JPM	715,791	736,688	(20,897)
MXN	Sell	02/28/17	SSG	2,046,684	2,083,924	(37,240)
MYR	Buy	02/28/17	SCB	15,353	15,328	(25)
MYR	Sell	02/28/17	CBK	303,891	303,860	31
NOK	Buy	02/28/17	BCLY	4,726,948	4,781,157	54,209
NOK	Sell	02/28/17	SCB	242,610	242,896	(286)
NZD	Buy	02/28/17	BOA	296,303	296,893	590
NZD	Sell	02/28/17	NAB	7,249,070	7,350,492	(101,422)
PEN	Buy	02/28/17	SSG	944,279	947,258	2,979
PEN	Sell	02/28/17	SCB	38,029	38,098	(69)
PHP	Buy	02/28/17	SCB	212,280	212,404	124
PHP	Sell	02/28/17	BNP	10,766	10,782	(16)
PLN	Buy	02/28/17	BCLY	851,352	863,812	12,460
PLN	Sell	02/28/17	BNP	43,851	43,926	(75)
PLN	Sell	02/28/17	BCLY	2,885,642	2,927,875	(42,233)
RUB	Buy	02/28/17	HSBC	666,187	657,827	(8,360)
RUB	Sell	02/28/17	BCLY	1,877,818	1,846,004	31,814
RUB	Sell	02/28/17	BNP	33,454	33,421	33
SEK	Buy	02/28/17	BOA	12,044,765	12,171,270	126,505
SEK	Sell	02/28/17	BNP	627,377	628,846	(1,469)
SGD	Buy	02/28/17	SCB	1,111,215	1,119,241	8,026
SGD	Sell	02/28/17	BNP	56,690	56,778	(88)
SGD	Sell	02/28/17	SCB	24,662	24,840	(178)
THB	Buy	02/28/17	CBK	19,174	19,108	(66)
THB	Sell	02/28/17	JPM	988,731	989,026	(295)
TRY	Buy	02/28/17	HSBC	2,262,227	2,263,827	1,600
TRY	Buy	02/28/17	SCB	8,571	8,679	108
TRY	Sell	02/28/17	CBK	114,559	114,927	(368)
TWD	Buy	02/24/17	CBK	305,669	303,788	(1,881)
TWD	Sell	02/24/17	SCB	5,984,316	5,979,956	4,360
ZAR	Buy	02/28/17	SCB	663,244	655,405	(7,839)
ZAR	Sell	02/28/17	CBK	33,231	33,305	(74)

Total						$(606,334)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MUR	Mauritian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
ZAR	South African Rand

Index Abbreviations:
CBOE	Chicago Board Options Exchange
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SPX	Standard and Poor’s 500 Index
TSX	Toronto Stock Exchange

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$13,271,935	$—	$13,271,935	$—
Corporate Bonds	13,471,219	—	13,471,219	—
Foreign Government Obligations	27,742,177	—	27,742,177	—
U.S. Government Agencies	16,412,422	—	16,412,422	—
U.S. Government Securities	4,781,271	—	4,781,271	—
Common Stocks
Argentina	56,017	56,017	—	—
Australia	3,472,487	882,846	2,559,804	29,837
Austria	1,008,032	—	1,008,032	—
Belgium	1,306,059	123,340	1,182,719	—
Bermuda	925,457	925,457	—	—
Brazil	322,291	322,291	—	—
British Virgin Islands	148,462	148,462	—	—
Canada	3,647,982	3,647,982	—	—
China	4,401,170	1,272,105	3,129,065	—
Denmark	597,396	327,913	269,483	—
Egypt	606,546	—	606,546	—
Finland	135,204	—	135,204	—
France	6,774,600	—	6,774,600	—
Germany	4,629,740	13,682	4,616,058	—
Greece	3,215,151	1,460,779	1,754,372	—
Hong Kong	1,615,802	154,471	1,461,331	—
India	17,959,373	918,157	17,041,216	—
Indonesia	432,112	330,364	101,748	—
Ireland	4,698,496	3,308,750	1,389,746	—
Israel	1,293,501	913,842	379,659	—
Italy	3,232,610	57,586	3,175,024	—
Japan	20,456,308	83,879	20,372,429	—
Jersey	661,609	—	661,609	—
Kenya	31,136	31,136	—	—
Luxembourg	1,123,037	921,033	202,004	—
Malaysia	189,189	189,189	—	—
Mauritius	461,698	461,698	—	—
Mexico	75,604	75,604	—	—
Netherlands	4,025,530	698,222	3,327,308	—
New Zealand	90,059	—	90,059	—
Norway	236,124	—	236,124	—
Philippines	46,631	37,685	8,946	—
Russia	24,896	24,896	—	—
Singapore	640,092	292,667	347,425	—
South Africa	668,216	24,157	644,059	—
South Korea	3,733,892	99,488	3,634,404	—
Spain	348,765	20,227	328,538	—
Sweden	180,702	—	180,702	—
Switzerland	2,434,829	338,193	2,096,636	—
Taiwan	7,967,444	844,995	7,122,449	—
Thailand	995,946	995,946	—	—
United Kingdom	9,355,501	4,327,699	5,027,802	—
United States	72,778,362	71,964,962	813,400	—
Municipal Bonds	101,792	—	101,792	—
Senior Floating Rate Interests	301,644	—	301,644	—
Convertible Bonds	656,094	—	656,094	—
Exchange Traded Funds	30,875,992	30,801,994	73,998	—
Preferred Stocks	623,828	140,171	—	483,657
Convertible Preferred Stocks	529,196	529,196	—	—
Warrants	154,201	339	153,862	—
Short-Term Investments	21,242,085	21,242,085	—	—
Purchased Options	81,304	3,644	77,660	—
Foreign Currency Contracts(2)	433,548	—	433,548	—
Futures Contracts(2)	468,092	468,092	—	—
Swaps - Credit Default(2)	143,345	—	143,345	—
Swaps - Interest Rate(2)	179,944	—	179,944	—
Swaps - Total Return(2)	39,274	—	39,274	—

Total	$318,513,421	$149,481,241	$168,518,686	$513,494

The Hartford Global All-Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Liabilities
Foreign Currency Contracts(2)	$(1,039,882)	$—	$(1,039,882)	$—
Futures Contracts(2)	(433,528)	(433,528)	—	—
Swaps - Credit Default(2)	(43,054)	—	(43,054)	—
Swaps - Interest Rate(2)	(3,524)	—	(3,524)	—
Swaps - Total Return(2)	(31,149)	—	(31,149)	—
TBA Sale Commitments	(20,847,782)	—	(20,847,782)	—
Written Options	(61,904)	(61,904)	—	—

Total	$(22,460,823)	$(495,432)	$(21,965,391)	$—

(1) For the period ended January 31, 2017, investments valued at $776,829 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $4,163,069 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Capital Appreciation Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.8%
	Automobiles & Components - 2.9%
1,822,143	Chongqing Changan Automobile Co., Ltd. Class B	$2,583,632
101,807	Delphi Automotive plc	7,132,599
165,800	Goodyear Tire & Rubber Co.	5,370,262
58,730	Magna International, Inc.	2,540,566
57,770	Mazda Motor Corp.	850,150
50,551	Tata Motors Ltd.	391,645
165,568	Tata Motors Ltd. ADR	6,450,529
191,500	Toyo Tire & Rubber Co., Ltd.	2,323,089
10,814	Volkswagen AG (Preference Shares)	1,688,671

		29,331,143

	Banks - 10.0%
1,505,184	Banco Santander S.A.	8,409,258
440,997	Bank of America Corp.	9,984,172
6,726,147	Bank of Ireland*	1,807,028
38,388	Bank of Nova Scotia	2,294,835
32,851	BNP Paribas S.A.	2,101,538
1,050,298	CaixaBank S.A.	3,849,857
193,687	Citigroup, Inc.	10,813,545
51,038	Citizens Financial Group, Inc.	1,846,044
919,814	Eurobank Ergasias S.A.*	558,528
549,306	FinecoBank Banca Fineco S.p.A.	3,272,169
440,629	Genworth Mortgage Insurance Australia Ltd.	1,112,358
129,827	HDFC Bank Ltd.	2,774,694
156,820	Huntington Bancshares, Inc.	2,121,775
645,075	ICICI Bank Ltd.	2,562,266
816,785	ICICI Bank Ltd. ADR	6,330,084
100,083	IndusInd Bank Ltd.	1,846,523
120,352	ING Groep N.V.	1,728,971
411,100	Itau Unibanco Holding S.A. ADR	4,855,091
63,118	JP Morgan Chase & Co.	5,341,676
144,553	LIC Housing Finance Ltd.	1,180,307
220,800	Mitsubishi UFJ Financial Group, Inc.	1,413,897
162,911	Nordea Bank AB	1,966,706
61,760	PNC Financial Services Group, Inc.	7,439,610
540,200	Sberbank of Russia PJSC ADR	6,333,961
62,850	Sumitomo Mitsui Financial Group, Inc.	2,465,731
31,224	UniCredit S.p.A.	852,323
127,857	Wells Fargo & Co.	7,202,185

		102,465,132

	Capital Goods - 6.6%
52,170	AerCap Holdings N.V.*	2,309,566
57,025	Airbus Group SE	3,865,438
65,572	Alstom S.A.*	1,860,565
53,685	Atlas Copco AB Class A	1,721,771
572,046	Balfour Beatty plc	1,866,797
122,590	Beijing Enterprises Holdings Ltd.	611,093
32,208	BRAAS Monier Building Group S.A.	875,819
14,940	Caterpillar, Inc.	1,429,160
92,820	Cie de Saint-Gobain	4,560,772
1,058,794	Cobham plc	1,811,791
129,515	Denyo Co., Ltd.	1,889,878
80,667	Eaton Corp. plc	5,709,610
54,569	Fastenal Co.	2,710,988
11,193	General Dynamics Corp.	2,026,828
140,400	Hino Motors Ltd.	1,481,271
23,200	Honeywell International, Inc.	2,745,024
380,000	Kawasaki Heavy Industries Ltd.	1,189,096
27,643	Legrand S.A.	1,605,537
103,967	Leonardo-Finmeccanica S.p.A.*	1,339,450
13,151	Lockheed Martin Corp.	3,305,241
24,948	Middleby Corp.*	3,347,523

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

459,510	Mitsubishi Heavy Industries Ltd.	$2,064,201
75,600	NGK Insulators Ltd.	1,482,334
16,160	Owens Corning	892,840
289,226	QinetiQ Group plc	961,973
20,728	Rheinmetall AG	1,590,694
429,790	Sanwa Holdings Corp.	4,000,638
46,066	Siemens AG	5,959,023
21,498	United Technologies Corp.	2,357,686

		67,572,607

	Commercial & Professional Services - 1.2%
130,157	Atento S.A.*	1,184,429
171,040	Experian plc	3,303,167
61,903	IHS Markit Ltd.*	2,442,073
2,210	Klarna Holding AB*(1)(2)(3)	243,277
107,465	Nippon Kanzai Co., Ltd.	1,668,029
3,196,459	Spotless Group Holdings Ltd.	2,280,991
50,197	TransUnion*	1,582,711

		12,704,677

	Consumer Durables & Apparel - 2.8%
25,802	Brunello Cucinelli S.p.A.	582,690
853,446	Cairn Homes plc*	1,167,741
241,676	Crocs, Inc.*	1,764,235
10,597,165	Global Brands Group Holding Ltd.*	1,331,589
163,947	NIKE, Inc. Class B	8,672,796
41,941	Pandora A/S	5,496,319
59,943	Persimmon plc	1,459,993
14,114	Ralph Lauren Corp.	1,248,101
164,200	Sony Corp.	4,971,605
37,300	VF Corp.	1,920,204

		28,615,273

	Consumer Services - 3.3%
9,197	Chipotle Mexican Grill, Inc.*	3,875,984
157,557	Compass Group plc	2,804,048
1,789,050	Genting Singapore plc	1,233,973
1	Hilton Grand Vacations, Inc.*	29
83,863	Hilton Worldwide Holdings, Inc.	4,828,832
41,900	HIS Co., Ltd.	1,118,155
905,006	Kroton Educacional S.A.	3,880,115
784,132	Ladbrokes Coral Group plc	1,180,597
92,487	Las Vegas Sands Corp.	4,862,966
1,036,915	Mandarin Oriental International Ltd.	1,296,144
21,849	Marriott International, Inc. Class A	1,848,425
30,693	McDonald’s Corp.	3,762,041
122,273	OPAP S.A.	1,082,348
6,059	Panera Bread Co. Class A*	1,266,695
230,000	Sands China Ltd.	1,011,992

		34,052,344

	Diversified Financials - 2.9%
82,438	Amundi S.A.(1)	4,520,860
542,312	Anima Holding S.p.A.(1)	3,233,818
109,550	Banca Generali S.p.A.	2,794,469
2,852	BlackRock, Inc.	1,066,591
19,848	Capital One Financial Corp.	1,734,517
236,139	Cerved Information Solutions S.p.A.	1,932,550
89,888	Deutsche Bank AG*	1,795,149
223,760	Ichiyoshi Securities Co., Ltd.	1,737,298
39,638	Intercontinental Exchange, Inc.	2,313,274
40,912	Macquarie Group Ltd.	2,627,183
14,335	Raymond James Financial, Inc.	1,074,121
51,710	Synchrony Financial	1,852,252
114,841	UBS Group AG	1,866,319
87,605	WisdomTree Investments, Inc.	902,331

		29,450,732

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Energy - 5.5%
48,223	Anadarko Petroleum Corp.	$3,352,945
55,767	Baker Hughes, Inc.	3,517,782
48,861	Cabot Oil & Gas Corp.	1,049,534
40,557	Canadian Natural Resources Ltd.	1,226,038
18,052	Centennial Resource Development, Inc. Class A*(1)(2)(3)	301,525
21,852	Chevron Corp.	2,433,220
171,884	Cobalt International Energy, Inc.*	168,584
11,813	Diamondback Energy, Inc.*	1,242,373
101,111	Eni S.p.A.	1,554,664
63,445	Halliburton Co.	3,589,084
14,134	Helmerich & Payne, Inc.	1,005,776
17,640	Hess Corp.	955,735
5,267,085	Hilong Holding Ltd.	1,302,567
90,060	Imperial Oil Ltd.	2,960,820
167,538	Kinder Morgan, Inc.	3,742,799
83,110	Marathon Oil Corp.	1,392,093
54,042	Newfield Exploration Co.*	2,166,003
314,688	Petroleo Brasileiro S.A. ADR*	3,228,699
37,462	Pioneer Natural Resources Co.	6,751,776
677,275	Rosneft Oil Co. PJSC GDR	4,490,897
73,722	Royal Dutch Shell plc Class B	2,082,234
89,078	Southwestern Energy Co.*	802,593
37,721	Total S.A.	1,908,500
7,700	TransCanada Corp.	363,268
60,330	Transocean Ltd.*	842,810
221,872	Trican Well Service Ltd.*	833,778
82,840	WPX Energy, Inc.*	1,153,961
70,800	YPF Sociedad Anonima ADR	1,534,236

		55,954,294

	Food & Staples Retailing - 1.1%
23,701	Costco Wholesale Corp.	3,885,779
40,200	Seven & I Holdings Co., Ltd.	1,605,120
1,736,400	Wal-Mart de Mexico S.A.B. de C.V.	3,072,537
37,207	Walgreens Boots Alliance, Inc.	3,048,742

		11,612,178

	Food, Beverage & Tobacco - 4.3%
11,003	Altria Group, Inc.	783,193
14,870	Anheuser-Busch InBev N.V.	1,552,696
160,556	British American Tobacco plc	9,910,782
621,018	C&C Group plc	2,650,047
4,764	CJ CheilJedang Corp.	1,455,043
94,638	Coca-Cola Co.	3,934,102
70,723	Coca-Cola HBC AG*	1,616,593
152,781	Diageo plc	4,243,926
40,903	Heineken N.V.	3,059,094
34,049	Mondelez International, Inc. Class A	1,507,690
64,781	Monster Beverage Corp.*	2,759,671
49,913	Nestle S.A.	3,656,852
28,794	PepsiCo, Inc.	2,988,241
15,986	Philip Morris International, Inc.	1,536,734
592,308	Vina Concha y Toro S.A.	963,108
654,929	Yantai Changyu Pioneer Wine Co., Ltd. Class B	1,655,341

		44,273,113

	Health Care Equipment & Services - 3.3%
19,362	ABIOMED, Inc.*	2,059,536
93,100	Acadia Healthcare Co., Inc.*	3,572,247
25,806	Align Technology, Inc.*	2,366,152
52,616	Cardinal Health, Inc.	3,944,095
28,606	Edwards Lifesciences Corp.*	2,753,042
31,467	Envision Healthcare Corp.*	2,139,756
63,146	HCA Holdings, Inc.*	5,069,361
18,316	McKesson Corp.	2,548,671
51,819	Medtronic plc	3,939,280

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

2,432,780	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	$1,591,447
22,078	UnitedHealth Group, Inc.	3,578,844

		33,562,431

	Household & Personal Products - 2.6%
28,977	Beiersdorf AG	2,570,801
82,147	Colgate-Palmolive Co.	5,305,053
270,468	Coty, Inc. Class A	5,192,986
42,082	Estee Lauder Cos., Inc. Class A	3,417,479
20,989	Procter & Gamble Co.	1,838,636
34,751	Reckitt Benckiser Group plc	2,981,828
135,053	Unilever N.V.	5,486,464

		26,793,247

	Insurance - 3.7%
275,600	AIA Group Ltd.	1,706,336
79,214	American International Group, Inc.	5,090,292
189,110	Assicurazioni Generali S.p.A.	3,017,643
109,501	AXA S.A.	2,691,233
30,009	Chubb Ltd.	3,945,884
19,715	Marsh & McLennan Cos., Inc.	1,341,014
161,076	MetLife, Inc.	8,764,145
19,657	Principal Financial Group, Inc.	1,122,218
83,400	Sony Financial Holdings, Inc.	1,396,799
65,800	T&D Holdings, Inc.	974,796
37,270	Unum Group	1,693,176
24,454	Willis Towers Watson plc	3,059,929
11,401	Zurich Insurance Group AG*	3,283,187

		38,086,652

	Materials - 5.9%
14,271	Agrium, Inc.	1,468,629
14,050	Akzo Nobel N.V.	953,507
25,623	BHP Billiton Ltd. ADR	1,057,974
35,829	Celanese Corp. Series A	3,023,968
28,900	Centerra Gold, Inc.	142,807
81,129	Constellium N.V. Class A*	608,468
119,537	CRH plc	4,171,720
23,867	Dow Chemical Co.	1,423,189
5,959	Franco-Nevada Corp.	387,573
225,911	Freeport-McMoRan, Inc.*	3,761,418
2,291,545	Glencore plc*	9,490,851
102,363	International Paper Co.	5,793,746
79,900	Klondex Mines Ltd.*	395,432
127,830	LafargeHolcim Ltd.*	6,882,854
6,588	LG Chem Ltd.	1,485,568
233,765	Platform Specialty Products Corp.*	2,837,907
16,200	PPG Industries, Inc.	1,620,162
25,308	Praxair, Inc.	2,997,480
16,900	Randgold Resources Ltd. ADR	1,435,486
33,474	Reliance Steel & Aluminum Co.	2,666,204
22,355	Rio Tinto plc ADR	1,001,280
63,153	Smurfit Kappa Group plc	1,663,437
493,130	Sumitomo Osaka Cement Co., Ltd.	1,985,696
491,340	Taiheiyo Cement Corp.	1,716,884
179,965	Vale S.A. ADR	1,832,044

		60,804,284

	Media - 1.3%
14,049	DISH Network Corp. Class A*	831,280
424,900	Grupo Televisa S.A.B. Series CPO, UNIT	1,898,383
85,030	Nippon Television Holdings, Inc.	1,546,894
410,383	SES S.A.	7,979,793
13,479	Time Warner, Inc.	1,305,441

		13,561,791

	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
44,361	Alder Biopharmaceuticals, Inc.*	911,618

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

21,149	Allergan plc*	$4,629,305
73,551	AstraZeneca plc	3,903,277
143,511	AstraZeneca plc ADR	3,907,804
5,813	Biogen, Inc.*	1,611,596
308,286	Bristol-Myers Squibb Co.	15,155,340
31,100	Celgene Corp.*	3,612,265
65,300	Eisai Co., Ltd.	3,599,380
34,168	Johnson & Johnson	3,869,526
124,406	Merck & Co., Inc.	7,711,928
105,112	Mylan N.V.*	3,999,512
38,273	Novartis AG	2,825,601
119,650	Ono Pharmaceutical Co., Ltd.	2,454,774
6,710	Regeneron Pharmaceuticals, Inc.*	2,410,836
20,679	Roche Holding AG	4,899,852
30,548	Teva Pharmaceutical Industries Ltd. ADR	1,021,220
29,100	Thermo Fisher Scientific, Inc.	4,434,549
17,249	UCB S.A.	1,191,390

		72,149,773

	Real Estate - 3.5%
40,780	American Tower Corp. REIT	4,220,730
413,100	BR Malls Participacoes S.A.*	1,923,194
75,487	Castellum AB	1,039,885
49,826	Columbia Property Trust, Inc. REIT	1,108,629
1,342,320	Corp. Inmobiliaria Vesta S.A.B. de C.V.	1,476,626
8,300	Daito Trust Construction Co., Ltd.	1,160,333
91,720	Daiwa House Industry Co., Ltd.	2,483,974
151,457	Grivalia Properties REIC A.E. REIT	1,298,172
979,636	Hibernia plc REIT	1,283,862
110,338	Host Hotels & Resorts, Inc. REIT	1,993,808
16,320	ICADE REIT	1,157,000
127,600	LaSalle Hotel Properties REIT	3,849,692
1,777,019	New South Resources Ltd.*	1,947,617
353,409	Oberoi Realty Ltd.	1,621,321
41,600	Park Hotels & Resorts, Inc. REIT	1,129,024
14,049	Public Storage REIT	3,020,535
76,275	Sumitomo Real Estate Sales Co., Ltd. REIT	1,735,581
63,399	Vonovia SE	2,077,134
4,081	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)	204,835
35,000	Weyerhaeuser Co. REIT	1,096,550

		35,828,502

	Retailing - 2.7%
23,467	Advance Auto Parts, Inc.	3,854,220
727,000	Allstar Co.*(1)(2)(3)	617,950
5,285	Amazon.com, Inc.*	4,352,092
9,540	Expedia, Inc.	1,159,968
5,968	Honest Co.*(1)(2)(3)	205,777
5,907	JAND, Inc. Class A*(1)(2)(3)	58,007
22,260	Lowe’s Cos., Inc.	1,626,761
52,731	Netflix, Inc.*	7,419,779
1,597	Priceline Group, Inc.*	2,515,483
43,681	TJX Cos., Inc.	3,272,580
39,437	Tory Burch LLC*(1)(2)(3)	1,960,409
7,961	Zalando SE*(1)	314,848

		27,357,874

	Semiconductors & Semiconductor Equipment - 3.9%
38,202	Broadcom Ltd.	7,621,299
152,700	Intel Corp.	5,622,414
31,070	Maxim Integrated Products, Inc.	1,381,994
125,944	Micron Technology, Inc.*	3,036,510
101,884	QUALCOMM, Inc.	5,443,662
34,105	Silicon Motion Technology Corp. ADR	1,333,506
30,253	SK Hynix, Inc.	1,397,201
38,406	Skyworks Solutions, Inc.	3,523,366
129,423	Sumco Corp.	2,023,416

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

418,630	Taiwan Semiconductor Manufacturing Co., Ltd.	$2,494,558
184,400	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,699,804

		39,577,730

	Software & Services - 9.4%
32,331	Accenture plc Class A	3,681,531
79,608	Alibaba Group Holding Ltd. ADR*	8,065,086
22,869	Alliance Data Systems Corp.	5,222,822
2,704	Alphabet, Inc. Class A*	2,217,794
8,934	Alphabet, Inc. Class C*	7,118,522
30,958	Automatic Data Processing, Inc.	3,126,448
10,655	Baidu, Inc. ADR*	1,865,371
27,295	Capgemini S.A.	2,222,316
43,919	ChinaCache International Holdings Ltd. ADR*	112,872
9,256	CoStar Group, Inc.*	1,870,638
62,000	Descartes Systems Group, Inc.*	1,353,637
43,907	Envestnet, Inc.*	1,659,685
45,570	Facebook, Inc. Class A*	5,938,682
33,700	Global Payments, Inc.	2,604,336
323,762	Just Eat plc*	2,204,945
170,854	Microsoft Corp.	11,045,711
58,662	Mobileye N.V.*	2,520,120
97,546	Nets A/S*(1)	1,720,538
137,600	Nexon Co., Ltd.	2,094,988
30,254	Salesforce.com, Inc.*	2,393,091
58,629	ServiceNow, Inc.*	5,312,960
51,865	SS&C Technologies Holdings, Inc.	1,666,422
10,700	Ultimate Software Group, Inc.*	2,072,162
85,730	Verint Systems, Inc.*	3,202,016
34,569	Visa, Inc. Class A	2,859,202
58,970	Workday, Inc. Class A*	4,899,817
326,627	Yandex N.V. Class A*	7,558,149

		96,609,861

	Technology Hardware & Equipment - 4.0%
199,500	AAC Technologies Holdings, Inc.	2,048,804
13,485	Apple, Inc.	1,636,405
38,269	ARRIS International plc*	1,093,728
477,000	Catcher Technology Co., Ltd.	3,890,287
121,226	Cisco Systems, Inc.	3,724,063
311,300	Flex Ltd.*	4,878,071
14,000	Largan Precision Co., Ltd.	2,002,508
16,502	Motorola Solutions, Inc.	1,331,876
605,489	Nokia Oyj	2,718,745
7,467	Samsung Electronics Co., Ltd.	12,699,686
37,130	Western Digital Corp.	2,960,375
1,173,020	WPG Holdings Ltd.	1,403,986

		40,388,534

	Telecommunication Services - 2.1%
834,090	Bharti Infratel Ltd.	3,616,815
174,474	Hellenic Telecommunications Organization S.A.	1,582,422
71,765	KDDI Corp.	1,928,209
36,204	Millicom International Cellular S.A.	1,792,904
139,000	Nippon Telegraph & Telephone Corp.	6,139,950
97,300	NTT DoCoMo, Inc.	2,326,449
2,845,529	Telecom Italia S.p.A.*	2,216,824
64,719	Telenor ASA	1,025,955
23,210	Verizon Communications, Inc.	1,137,522

		21,767,050

	Transportation - 2.5%
974,753	Air New Zealand Ltd.	1,501,870
53,450	Canadian National Railway Co.	3,714,903
45,974	Deutsche Post AG	1,543,118
8,307	FedEx Corp.	1,570,937
36,453	Genesee & Wyoming, Inc. Class A*	2,747,098

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

54,425	Hitachi Transport System Ltd.	$1,110,765
41,310	J.B. Hunt Transport Services, Inc.	4,092,995
56,400	Japan Airlines Co., Ltd.	1,795,955
1,746,000	Jiangsu Expressway Co., Ltd. Class H	2,186,703
11,030	Kuehne + Nagel International AG	1,509,212
34,372	United Parcel Service, Inc. Class B	3,751,016

		25,524,572

	Utilities - 3.2%
480,570	Centrica plc	1,360,502
1,682,000	China Longyuan Power Group Corp. Ltd. Class H	1,373,889
736,400	Cia de Saneamento do Parana (Preference Shares)	3,295,116
628,250	E.ON SE	4,839,460
20,848	Edison International	1,519,402
717,000	ENN Energy Holdings Ltd.	3,534,776
1,152,000	Huadian Fuxin Energy Corp. Ltd. Class H	267,494
3,509,410	Huaneng Renewables Corp. Ltd. Class H	1,089,104
10,697	Iberdrola S.A.*	67,564
501,569	Iberdrola S.A.	3,167,977
228,340	Infraestructura Energetica Nova, S.A.B. de C.V.	1,007,374
379,568	National Grid plc	4,445,950
860,958	NTPC Ltd.	2,188,414
412,150	Power Assets Holdings Ltd.	3,949,163
12,620	UGI Corp.	585,190
1	Uniper SE*	14

		32,691,389

	Total Common Stocks (cost $936,912,212)	980,735,183

Corporate Bonds - 0.0%
	Internet - 0.0%
$ 78,639	DraftKings, Inc. 5.00%, 12/23/2017(1)(2)(3)	78,639

	Total Corporate Bonds (cost $78,639)	78,639

Preferred Stocks - 2.1%
	Capital Goods - 0.1%
198,151	Lithium Technology Corp. *(1)(2)(3)	964,995

	Commercial & Professional Services - 0.1%
15,711	Rubicon Global Holdings LLC *(1)(2)(3)	352,712

	Consumer Durables & Apparel - 0.0%
46,766	One Kings Lane, Inc. *(1)(2)(3)	48,637

	Consumer Services - 0.1%
5,648	Airbnb, Inc. Series E *(1)(2)(3)	593,040
121,867	DraftKings, Inc. *(1)(2)(3)	233,985

		827,025

	Real Estate - 0.2%
123,147	Redfin Corp. Series G *(1)(2)(3)	508,597
20,282	WeWork Companies, Inc. Class D-1 *(1)(2)(3)	1,017,999
15,935	WeWork Companies, Inc. Class D-2 *(1)(2)(3)	799,814

		2,326,410

	Retailing - 0.1%
225,050	Coupang LLC *(1)(2)(3)	922,705
13,190	JAND, Inc. Series D *(1)(2)(3)	129,526

		1,052,231

	Software & Services - 1.5%
75,898	Birst, Inc. Series F *(1)(2)(3)	399,223
14,984	Cloudera, Inc. *(1)(2)(3)	275,556
10,669	Dropbox, Inc. Series C *(1)(2)(3)	183,614
243,469	Essence Group Holdings Corp. *(1)(2)(3)	491,807
26,099	ForeScout Technologies, Inc. *(1)(2)(3)	343,985
5,988	General Assembly Space, Inc. *(1)(2)(3)	293,537
38,688	Lookout, Inc. Series F *(1)(2)(3)	309,504

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

51,890	MarkLogic Corp. Series F *(1)(2)(3)		$547,958
46,333	Nutanix, Inc. *(1)(2)(3)		1,358,087
249,735	Pinterest, Inc. Series G *(1)(2)(3)		1,563,341
14,093	Trade Desk, Inc. Series C *(1)(2)(3)		406,852
168,432	Uber Technologies, Inc. *(1)(2)(3)		8,214,804
28,813	Veracode, Inc. *(1)(2)(3)		590,955
160,709	Zuora, Inc. Series F *(1)(2)(3)		610,694

			15,589,917

	Telecommunication Services - 0.0%
943	DocuSign, Inc. Series B *(1)(2)(3)		17,511
283	DocuSign, Inc. Series B-1 *(1)(2)(3)		5,255
677	DocuSign, Inc. Series D *(1)(2)(3)		12,572
14,682	DocuSign, Inc. Series E *(1)(2)(3)		272,645

			307,983

	Total Preferred Stocks (cost $14,112,549)		21,469,910

Convertible Preferred Stocks - 0.1%
	Retailing - 0.1%
13,926	Honest Co. Series C *(1)(2)(3)		480,169

	Total Convertible Preferred Stocks (cost $376,800)		480,169

	Total Long-Term Investments (cost $951,480,200)		1,002,763,901

Short-Term Investments - 1.9%
	Other Investment Pools & Funds - 1.9%
19,875,215	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		19,875,215

	Total Short-Term Investments (cost $19,875,215)		19,875,215

	Total Investments (cost $971,355,415)^	99.9%	$1,022,639,116
	Other Assets and Liabilities	0.1%	600,914

	Total Net Assets	100.0%	$1,023,240,030

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$93,230,589
Unrealized Depreciation	(41,946,888)

Net Unrealized Appreciation	$51,283,701

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $35,410,562, which represents 3.5% of total net assets.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Period Acquired	Shares/ Par	Security	Cost Basis
07/2015	5,648	Airbnb, Inc. Series E Preferred	$525,797
08/2011	727,000	Allstar Co.	316,259
03/2015	75,898	Birst, Inc. Series F Preferred	443,313
12/2016	18,052	Centennial Resource Development, Inc. Class A	262,476
02/2014	14,984	Cloudera, Inc. Preferred	218,167
11/2014	225,050	Coupang LLC Preferred	700,608
02/2014	943	DocuSign, Inc. Series B Preferred	12,384
02/2014	283	DocuSign, Inc. Series B-1 Preferred	3,716
02/2014	677	DocuSign, Inc. Series D Preferred	8,891
02/2014	14,682	DocuSign, Inc. Series E Preferred	192,810
12/2015	78,639	DraftKings, Inc.	78,639
12/2014	121,867	DraftKings, Inc. Preferred	219,517
01/2014	10,669	Dropbox, Inc. Series C Preferred	203,791
05/2014	243,469	Essence Group Holdings Corp. Preferred	384,997
11/2015	26,099	ForeScout Technologies, Inc. Preferred	309,717
07/2015	5,988	General Assembly Space, Inc. Preferred	293,537
01/2015	5,968	Honest Co.	161,478
08/2014	13,926	Honest Co. Series C Convertible Preferred	376,800
04/2015	5,907	JAND, Inc. Class A	67,844
04/2015	13,190	JAND, Inc. Series D Preferred	151,491
08/2015	2,210	Klarna Holding AB	242,394
08/2014	198,151	Lithium Technology Corp. Preferred	965,788
07/2014	38,688	Lookout, Inc. Series F Preferred	441,937
04/2015	51,890	MarkLogic Corp. Series F Preferred	602,661
08/2014	46,333	Nutanix, Inc. Preferred	620,700
01/2014	46,766	One Kings Lane, Inc. Preferred	720,992
03/2015	249,735	Pinterest, Inc. Series G Preferred	1,792,870
12/2014	123,147	Redfin Corp. Series G Preferred	406,102
09/2015	15,711	Rubicon Global Holdings LLC Preferred	313,599
11/2013	39,437	Tory Burch LLC	3,090,928
09/2016	14,093	Trade Desk, Inc. Series C Preferred	220,575
06/2014	168,432	Uber Technologies, Inc. Preferred	2,612,894
08/2014	28,813	Veracode, Inc. Preferred	532,058
12/2014	4,081	WeWork Companies, Inc. Class A, REIT	67,953
12/2014	20,282	WeWork Companies, Inc. Class D-1 Preferred	337,719
12/2014	15,935	WeWork Companies, Inc. Class D-2 Preferred	265,336
01/2015	160,709	Zuora, Inc. Series F Preferred	610,582
01/2015	160,709	Zuora, Inc. Series F Preferred	610,582

			$18,777,320

At January 31, 2017, the aggregate value of these securities was $25,620,498, which represents 2.5% of total net assets.

(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $25,620,498, which represents 2.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Sell	03/15/17	CBK	$1,396,025	$1,408,216	$(12,191)
EUR	Sell	03/15/17	MSC	1,867,878	1,890,600	(22,722)
EUR	Sell	03/15/17	CBK	1,035,298	1,069,681	(34,383)
JPY	Sell	03/15/17	CBK	11,516,841	11,685,303	(168,462)

Total						$(237,758)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
MSC	Morgan Stanley

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$29,331,143	$21,493,956	$7,837,187	$—
Banks	102,465,132	61,003,711	41,461,421	—
Capital Goods	67,572,607	27,710,285	39,862,322	—
Commercial & Professional Services	12,704,677	5,209,213	7,252,187	243,277
Consumer Durables & Apparel	28,615,273	15,355,767	13,259,506	—
Consumer Services	34,052,344	26,703,579	7,348,765	—
Diversified Financials	29,450,732	8,943,086	20,507,646	—
Energy	55,954,294	44,313,907	11,338,862	301,525
Food & Staples Retailing	11,612,178	10,007,058	1,605,120	—
Food, Beverage & Tobacco	44,273,113	17,122,786	27,150,327	—
Health Care Equipment & Services	33,562,431	31,970,984	1,591,447	—
Household & Personal Products	26,793,247	19,658,587	7,134,660	—
Insurance	38,086,652	25,016,658	13,069,994	—
Materials	60,804,284	34,117,204	26,687,080	—
Media	13,561,791	4,035,104	9,526,687	—
Pharmaceuticals, Biotechnology & Life Sciences	72,149,773	53,275,499	18,874,274	—
Real Estate	35,828,502	22,738,281	12,885,386	204,835
Retailing	27,357,874	24,200,883	314,848	2,842,143
Semiconductors & Semiconductor Equipment	39,577,730	33,662,555	5,915,175	—
Software & Services	96,609,861	90,087,612	6,522,249	—
Technology Hardware & Equipment	40,388,534	15,624,518	24,764,016	—
Telecommunication Services	21,767,050	1,137,522	20,629,528	—
Transportation	25,524,572	17,378,819	8,145,753	—
Utilities	32,691,389	6,474,646	26,216,743	—
Corporate Bonds	78,639	—	—	78,639
Preferred Stocks	21,469,910	—	—	21,469,910
Convertible Preferred Stocks	480,169	—	—	480,169
Short-Term Investments	19,875,215	19,875,215	—	—

Total	$1,022,639,116	$637,117,435	$359,901,183	$25,620,498

Liabilities
Foreign Currency Contracts(2)	$(237,758)	$—	$(237,758)	$—

Total	$(237,758)	$—	$(237,758)	$—

(1) For the period ended January 31, 2017 investments valued at $1,838,351 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $7,282,818 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor, and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2017:

Investments in Securities	Common Stocks	Convertible Preferred Stocks	Corporate Bonds	Preferred Stocks	Total

Beginning balance	$3,362,849	$522,364	$78,639	$21,174,525	$25,138,377
Accrued Discounts (Premiums)	-	-	-	-	-

Realized Gain (Loss)	-	-	-	-	-

Change in Unrealized Appreciation (Depreciation)	(33,545)	(42,195)	-	295,385	219,645

Hartford Global Capital Appreciation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Net Purchases	262,476	-	-	-	262,476
Net Sales	-	-	-	-	-

Net Transfers in to Level 3	-	-	-	-	-

Net Transfers out of Level 3	-	-	-	-	-

Ending balance	$3,591,780	$480,169	$78,639	$21,469,910	$25,620,498

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2017 was $219,645.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Global Equity Income Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.7%
	Belgium - 1.4%
19,038	Anheuser-Busch InBev N.V.	$1,987,910

	Brazil - 1.0%
127,000	Itau Unibanco Holding S.A. ADR	1,499,870

	Canada - 1.4%
19,928	Agrium, Inc.	2,050,791

	China - 2.9%
330,000	ENN Energy Holdings Ltd.	1,626,884
2,118,000	Jiangsu Expressway Co., Ltd. Class H	2,652,599

		4,279,483

	Finland - 1.1%
363,348	Nokia Oyj	1,631,492

	France - 2.6%
20,669	ICADE REIT	1,465,321
46,820	Total S.A.	2,368,865

		3,834,186

	Germany - 4.1%
58,220	Deutsche Post AG	1,954,155
223,687	E.ON SE	1,723,079
17,990	Siemens AG	2,327,157

		6,004,391

	Hong Kong - 1.5%
237,000	Power Assets Holdings Ltd.	2,270,901

	Italy - 3.0%
119,542	Assicurazioni Generali S.p.A.	1,907,541
98,155	Banca Generali S.p.A.	2,503,798

		4,411,339

	Japan - 7.0%
10,600	Daito Trust Construction Co., Ltd.	1,481,871
39,492	Eisai Co., Ltd.	2,176,826
87,200	Nippon Telegraph & Telephone Corp.	3,851,825
116,700	NTT DoCoMo, Inc.	2,790,304

		10,300,826

	Luxembourg - 3.1%
45,023	Millicom International Cellular S.A.	2,229,641
120,013	SES S.A.	2,333,622

		4,563,263

	Mexico - 0.6%
497,600	Wal-Mart de Mexico S.A.B. de C.V.	880,497

	Netherlands - 3.3%
151,191	ING Groep N.V.	2,172,002
94,697	Royal Dutch Shell plc Class B	2,674,660

		4,846,662

	Norway - 0.9%
82,629	Telenor ASA	1,309,873

	Sweden - 2.6%
96,262	Castellum AB	1,326,074
207,865	Nordea Bank AB	2,509,403

		3,835,477

	Switzerland - 5.4%
15,630	Roche Holding AG	3,703,500
14,701	Zurich Insurance Group AG*	4,233,500

		7,937,000

	Taiwan - 1.6%
288,000	Catcher Technology Co., Ltd.	2,348,852

Hartford Global Equity Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	United Kingdom - 11.2%
51,072	AstraZeneca plc		$2,710,339
14,829	AstraZeneca plc ADR		403,794
96,393	British American Tobacco plc		5,950,136
627,686	Centrica plc		1,776,990
140,486	National Grid plc		1,645,538
76,704	Persimmon plc		1,868,230
51,262	Unilever N.V.		2,079,278

			16,434,305

	United States - 41.0%
3,797	BlackRock, Inc.		1,420,002
45,269	Bristol-Myers Squibb Co.		2,225,424
19,061	Caterpillar, Inc.		1,823,375
29,627	Chevron Corp.		3,298,966
91,372	Cisco Systems, Inc.		2,806,948
32,400	Dow Chemical Co.		1,932,012
6,269	Dropbox, Inc. Class B*(1)(2)(3)		70,213
37,089	Eaton Corp. plc		2,625,159
25,601	Edison International		1,865,801
102,337	Intel Corp.		3,768,048
91,653	International Paper Co.		5,187,560
35,540	JP Morgan Chase & Co.		3,007,750
104,706	Marathon Oil Corp.		1,753,826
26,500	Marsh & McLennan Cos., Inc.		1,802,530
45,629	Maxim Integrated Products, Inc.		2,029,578
79,552	Merck & Co., Inc.		4,931,429
41,970	MetLife, Inc.		2,283,588
53,130	Microsoft Corp.		3,434,855
54,600	Park Hotels & Resorts, Inc. REIT		1,481,844
20,500	Philip Morris International, Inc.		1,970,665
19,006	PNC Financial Services Group, Inc.		2,289,463
64,615	QUALCOMM, Inc.		3,452,379
27,209	Verizon Communications, Inc.		1,333,513
38,800	Wells Fargo & Co.		2,185,604
46,000	Weyerhaeuser Co. REIT		1,441,180

			60,421,712

	Total Common Stocks (cost $133,607,033)		140,848,830

Warrants - 0.0%
	United States - 0.0%
1,471	Emergent Capital, Inc. Expires 4/11/19*(2)		—

	Total Warrants (cost $—)		—

	Total Long-Term Investments (cost $133,607,033)		140,848,830

Short-Term Investments - 4.5%
	Other Investment Pools & Funds - 4.5%
6,648,698	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		6,648,698

	Total Short-Term Investments (cost $6,648,698)		6,648,698

	Total Investments (cost $140,255,731)^	100.2%	$147,497,528
	Other Assets and Liabilities	(0.2)%	(305,119)

	Total Net Assets	100.0%	$147,192,409

Hartford Global Equity Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$13,891,082
Unrealized Depreciation	(6,649,285)

Net Unrealized Appreciation	$7,241,797

*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of this security was $70,213, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
05/2012	6,269	Dropbox, Inc. Class B	$56,745
04/2016	1,471	Emergent Capital, Inc. Warrants	—

			$56,745

At January 31, 2017, the aggregate value of these securities was $70,213, which represents 0.0% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At January 31, 2017, the aggregate value of this security was $70,213, which represents 0.0% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Global Equity Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Belgium	$1,987,910	$—	$1,987,910	$—
Brazil	1,499,870	1,499,870	—	—
Canada	2,050,791	2,050,791	—	—
China	4,279,483	—	4,279,483	—
Finland	1,631,492	—	1,631,492	—
France	3,834,186	—	3,834,186	—
Germany	6,004,391	—	6,004,391	—
Hong Kong	2,270,901	—	2,270,901	—
Italy	4,411,339	—	4,411,339	—
Japan	10,300,826	—	10,300,826	—
Luxembourg	4,563,263	—	4,563,263	—
Mexico	880,497	880,497	—	—
Netherlands	4,846,662	—	4,846,662	—
Norway	1,309,873	—	1,309,873	—
Sweden	3,835,477	—	3,835,477	—
Switzerland	7,937,000	—	7,937,000	—
Taiwan	2,348,852	—	2,348,852	—
United Kingdom	16,434,305	403,794	16,030,511	—
United States	60,421,712	60,351,499	—	70,213
Warrants	—	—	—	—
Short-Term Investments	6,648,698	6,648,698	—	—

Total	$147,497,528	$71,835,149	$75,592,166	$70,213

(1)	For the period ended January 31, 2017, investments valued at $1,257,533 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 62.0%
	Automobiles & Components - 0.3%
19,370	NOK Corp.	$393,641
22,585	Toyoda Gosei Co., Ltd.	544,044

		937,685

	Banks - 1.9%
94,583	Banca Popolare dell’Emilia Romagna SC	537,899
183,857	CaixaBank S.A.	673,926
26,050	Dah Sing Financial Holdings Ltd.	201,149
91,571	HSBC Holdings plc	781,185
18,811	KB Financial Group, Inc.	761,193
117,390	Mitsubishi UFJ Financial Group, Inc.	751,709
301,720	Mizuho Financial Group, Inc.	559,868
69,750	Standard Chartered plc*	683,016
19,165	Sumitomo Mitsui Financial Group, Inc.	751,881
8,955	Sumitomo Mitsui Trust Holdings, Inc.	333,783
10,710	UniCredit S.p.A.	292,354

		6,327,963

	Capital Goods - 1.6%
2,691	AGCO Corp.	168,995
24,527	Arconic, Inc.	558,970
94,677	Beijing Enterprises Holdings Ltd.	471,951
237	Caterpillar, Inc.	22,672
44,200	Chiyoda Corp.	297,502
16,079	Cie de Saint-Gobain	790,052
19,318	CNH Industrial N.V.	171,615
3,730	CNK International Co., Ltd.*(1)(2)	995
63,246	COSCO Corp. Singapore Ltd.*(1)(2)	12,565
79	Cummins, Inc.	11,614
7,737	Deere & Co.	828,246
8,254	Fosun International Ltd.	12,527
1,530	Hino Motors Ltd.	16,142
2,235	Hitachi Construction Machinery Co., Ltd.	51,400
24,150	Japan Steel Works Ltd.	453,458
1,581	Komatsu Ltd.	37,436
26,572	Kubota Corp.	422,422
3,049	MAN SE	316,096
619	NOW, Inc.*	13,160
58	PACCAR, Inc.	3,904
19,008	Sembcorp Marine Ltd.	20,111
7,007	Vinci S.A.	491,166
35,155	Yangzijiang Shipbuilding Holdings Ltd.	20,105

		5,193,104

	Commercial & Professional Services - 0.1%
5,300	en-japan, Inc.	95,740
216,637	Hays plc	416,861

		512,601

	Diversified Financials - 0.4%
3,428,870	G-Resources Group Ltd.	61,106
5,852	Julius Baer Group Ltd.	275,107
43,939	UBS Group AG	714,067
52,145	Uranium Participation Corp.*	168,307

		1,218,587

	Energy - 33.6%
33,963	Anadarko Petroleum Corp.	2,361,447
3,258	Apache Corp.	194,894
6,060	Arch Coal, Inc. Class A*	436,259
19,178	Baker Hughes, Inc.	1,209,748
1,407	Baytex Energy Corp.*	5,628
687,748	BP plc	4,107,598
17,454	BP plc ADR	627,995

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

504,187	Buru Energy Ltd.*	$72,810
46,782	Cabot Oil & Gas Corp.	1,004,877
121	California Resources Corp.*	2,592
45,400	Callon Petroleum Co.*	693,712
5,562	Cameco Corp.	70,826
59,521	Canadian Natural Resources Ltd.	1,799,447
5,457	Cenovus Energy, Inc.	74,479
18,152	Centennial Resource Development, Inc. Class A*	331,637
7,228	Centennial Resource Development, Inc. Class A*(1)(2)(3)	120,730
59,568	Chevron Corp.	6,632,897
852,000	China Oilfield Services Ltd. Class H	908,852
8,641	Cimarex Energy Co.	1,168,350
683,000	CNOOC Ltd.	852,899
3,551	Concho Resources, Inc.*	495,151
61,500	ConocoPhillips Co.	2,998,740
22,973	Cosan Ltd. Class A	187,919
4,611	Denbury Resources, Inc.*	15,447
40,312	Devon Energy Corp.	1,835,808
12,263	Diamondback Energy, Inc.*	1,289,700
4,611	Enbridge, Inc.	196,311
50,100	EnCana Corp.	639,509
7,575	Energen Corp.*	408,217
289,104	Eni S.p.A.	4,445,210
8,301	Eni S.p.A. ADR	256,584
2,199	Ensco plc Class A	24,013
27,610	EOG Resources, Inc.	2,804,624
7,238	EQT Corp.	438,840
142,301	Exxon Mobil Corp.	11,937,631
262,694	Gazprom PJSC ADR	1,303,403
6,823	Halliburton Co.	385,977
24,595	Hess Corp.	1,332,557
47,166	Hunting plc	331,192
83,495	Husky Energy, Inc.*	1,077,334
2,867	Imperial Oil Ltd.	94,267
193,970	Inpex Corp.	1,903,464
25,010	Japan Petroleum Exploration Co., Ltd.	561,807
3,740	KazMunaiGas Exploration Production JSC GDR*	37,026
85,127	Kelt Exploration Ltd.*	411,488
33,713	Laredo Petroleum, Inc.*	456,811
33,027	Lukoil PJSC ADR	1,861,228
7,047	Marathon Oil Corp.	118,037
4,881	Marathon Petroleum Corp.	234,532
2,707	Murphy Oil Corp.	78,259
5,247	Nabors Industries Ltd.	85,264
2,280	National Oilwell Varco, Inc.	86,207
16,226	Newfield Exploration Co.*	650,338
2,975	Noble Energy, Inc.	118,286
5,147	Novatek PJSC GDR	654,995
40,236	Occidental Petroleum Corp.	2,726,794
21,060	Painted Pony Petroleum Ltd.*	126,562
16,535	Parsley Energy, Inc. Class A*	582,363
5,059	Pembina Pipeline Corp.	156,950
340,919	Petroleo Brasileiro S.A. ADR*	3,391,868
91,479	Petronet LNG Ltd.	505,944
3,976	Phillips 66	324,521
12,167	Pioneer Natural Resources Co.	2,192,858
852	PrairieSky Royalty Ltd.	19,970
187,400	PTT Exploration & Production PCL	521,590
58,327	QEP Resources, Inc.*	1,017,223
50,278	Raging River Exploration, Inc.*	365,518
1,784	Range Resources Corp.	57,695
96,289	Repsol S.A.	1,427,165
3,976	Resolute Energy Corp.*	182,856
25,564	Rice Energy, Inc.*	506,934
211,064	Royal Dutch Shell plc Class A	5,724,404
43,145	Royal Dutch Shell plc Class A, ADR	2,346,657

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

132,170	Royal Dutch Shell plc Class B	$3,733,063
8,275	Royal Dutch Shell plc Class B, ADR	475,564
8,091	RSP Permian, Inc.*	344,353
1,721,506	Saipem S.p.A.*	883,959
9,352	Schlumberger Ltd.	782,856
5,565	Schoeller-Bleckmann Oilfield Equipment AG	419,376
23,393	Seven Generations Energy Ltd. Class A*	467,590
92,190	Snam S.p.A.	350,885
77,438	Spartan Energy Corp.*	169,605
17,280	Spectra Energy Corp.	719,712
114,985	Statoil ASA	2,144,148
10,600	Statoil ASA ADR	197,902
97,339	Suncor Energy, Inc.	3,021,403
162,360	Surgutneftegas OJSC ADR	872,596
47,945	Synergy Resources Corp.*	412,806
23,423	Tatneft PJSC ADR	954,889
3,349	Tenaris S.A. ADR	117,349
8,028	Tesoro Corp.	649,064
122,720	Tidewater Midstream and Infrastructure Ltd.	149,009
60,164	Total S.A.	3,044,007
29,273	Total S.A. ADR	1,480,043
19,659	TransCanada Corp.	927,467
3,881	Valero Energy Corp.	255,215
2,984	Vermilion Energy, Inc.	123,098
6,750	Weatherford International plc*	35,168
40,053	Whiting Petroleum Corp.*	444,188
63,370	Woodside Petroleum Ltd.	1,519,397
58,686	WPX Energy, Inc.*	817,496
29,431	YPF Sociedad Anonima ADR	637,770

		110,761,703

	Food & Staples Retailing - 0.2%
750	Andersons, Inc.	28,313
180,633	J Sainsbury plc	587,701

		616,014

	Food, Beverage & Tobacco - 1.6%
3,392	Adecoagro S.A.*	39,245
22,281	Archer-Daniels-Midland Co.	986,157
34,867	Astra Agro Lestari Tbk PT	41,193
11,180	Austevoll Seafood ASA	103,407
15,280	Australian Agricultural Co., Ltd.*	16,991
2,482	Bakkafrost P/F	95,394
20,735	BRF S.A.	292,558
104,620	Bumitama Agri Ltd.	59,386
8,933	Bunge Ltd.	618,253
73,465	Charoen Pokphand Foods plc	59,465
113,670	China Agri-Industries Holdings Ltd.*	52,441
7,793	Darling Ingredients, Inc.*	93,516
89,190	Felda Global Ventures Holdings Bhd	37,218
80,465	First Resources Ltd.	109,813
1,150	Fresh Del Monte Produce, Inc.	65,837
7,890	Glanbia plc	133,295
285,592	Golden Agri-Resources Ltd.	85,904
4,880	GrainCorp Ltd. Class A	35,183
825	Gruma S.A.B. de C.V. Class B	11,079
730	Hokuto Corp.	13,209
2,190	Hormel Foods Corp.	79,497
1,700	Ingredion, Inc.	217,923
28,290	IOI Corp. Bhd	28,174
27,990	JBS S.A.	105,703
2,460	Kernel Holding S.A.	49,010
3,026	Kraft Heinz Co.	270,192
14,465	Kuala Lumpur Kepong Bhd	78,710
31,170	Marfrig Global Foods S.A.*	63,901
11,290	Marine Harvest ASA	199,334
3,745	MHP S.A. GDR	33,293

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

15,000	Minerva S.A.*	$57,171
11,078	NEW Zealand King Salmon Investments Ltd.*	10,891
4,360	NH Foods Ltd.	118,661
2,740	Origin Enterprises plc	18,788
2,100	Pilgrim’s Pride Corp.	40,194
5,450	Prima Meat Packers Ltd.	21,290
12,069	PureCircle Ltd.*	42,512
2,230	S&W Seed Co.*	10,258
4,080	Salmar ASA	115,477
23,590	Sao Martinho S.A.	153,169
1,530	Select Harvests Ltd.	6,499
12,635	SLC Agricola S.A.	65,839
12,704	Tate & Lyle plc	107,379
770	Tyson Foods, Inc. Class A	48,348
207,625	Wilmar International Ltd.	571,386

		5,463,143

	Insurance - 1.0%
39,494	Assicurazioni Generali S.p.A.	630,209
31,185	Dai-ichi Life Holdings, Inc.	565,349
37,201	Delta Lloyd N.V.	214,180
1,269,701	Shin Kong Financial Holding Co., Ltd.*	326,130
68,185	Storebrand ASA*	415,770
59,260	T&D Holdings, Inc.	877,909
17,329	Tongyang Life Insurance Co., Ltd.	157,876

		3,187,423

	Materials - 15.2%
3,275	African Rainbow Minerals Ltd.	29,331
10,927	Agnico Eagle Mines Ltd.	521,218
7,176	Agrium, Inc.	739,014
8,109	Alcoa Corp.	295,573
4,944	Allegheny Technologies, Inc.	107,433
187,203	Alrosa PAO*	328,939
74,661	Alumina Ltd.	110,010
47,842	Aluminum Corp. of China Ltd. Class H*	24,711
660	American Vanguard Corp.	11,352
22,822	Anglo American Platinum Ltd.*	597,485
95,733	Anglo American plc*	1,650,273
12,594	AngloGold Ashanti Ltd.*	160,042
4,662	AngloGold Ashanti Ltd. ADR*	59,254
11,132	Antofagasta plc	117,617
98,705	ArcelorMittal*	769,116
1,985	ArcelorMittal South Africa Ltd.*	1,946
102,874	Barrick Gold Corp.	1,896,455
91,238	BHP Billiton Ltd.	1,851,058
35,600	BHP Billiton Ltd. ADR	1,469,924
58,300	BHP Billiton plc	1,063,263
32,400	BHP Billiton plc ADR	1,185,516
7,613	Boliden AB	222,089
1,657	CAP S.A.	15,222
51,885	Centerra Gold, Inc.	256,385
15,415	CF Industries Holdings, Inc.	543,995
305,578	China Steel Corp.	247,416
15,910	Cia de Minas Buenaventura SAA ADR	219,399
16,307	Cia Siderurgica Nacional S.A.*	59,771
5,200	Cliffs Natural Resources, Inc.*	45,604
1,470	Daido Steel Co., Ltd.	6,675
213,302	Eldorado Gold Corp.*	753,194
39,734	Eregli Demir ve Celik Fabrikalari T.A.S.	61,226
3,842	Feng Hsin Iron & Steel Co.	5,871
15,420	Fertilizantes Heringer S.A.*	12,772
28,739	First Quantum Minerals Ltd.	362,426
2,530	FMC Corp.	152,205
41,788	Fortescue Metals Group Ltd.	211,459
8,132	Franco-Nevada Corp.	528,905
52,304	Freeport-McMoRan, Inc.*	870,862

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

12,044	Fresnillo plc	$221,085
26,354	Gerdau S.A. (Preference Shares)	102,034
340,091	Glencore plc*	1,408,549
134,523	Gold Fields Ltd.	465,174
16,476	Gold Fields Ltd. ADR	57,831
45,974	Goldcorp, Inc.	743,400
109,527	Grupo Mexico S.A.B. de C.V. Series B	329,524
4,368	Harmony Gold Mining Co., Ltd.	11,007
13,104	Hecla Mining Co.	84,390
28,608	Hindalco Industries Ltd.	80,026
5,416	Hitachi Metals Ltd.	75,083
2,034	Holmen AB Class B	74,421
2,251	Hyundai Steel Co.	112,884
16,261	Iluka Resources Ltd.(1)	93,321
144,005	Impala Platinum Holdings Ltd.*	573,890
4,094	Industrias CH S.A.B. de C.V. Series B*(1)	25,914
315	Ingevity Corp.*	17,511
2,486	International Paper Co.	140,708
5,020	Intrepid Potash, Inc.*	10,241
16,460	Israel Chemicals Ltd.	75,650
222	Israel Corp. Ltd.*	41,763
106,980	Ivanhoe Mines Ltd. Class A*	326,387
14,068	JFE Holdings, Inc.	246,248
37,253	Jiangxi Copper Co., Ltd. Class H	64,334
41,750	JSR Corp.	715,569
17,593	JSW Steel Ltd.	51,501
3,475	K+S AG	88,276
4,112	KGHM Polska Miedz S.A.	127,537
187,768	Kinross Gold Corp.*	732,295
7,514	Kobe Steel Ltd.*	73,088
247	Korea Zinc Co., Ltd.	104,457
450	Koza Altin Isletmeleri AS*	2,116
2,431	Kumba Iron Ore Ltd.*	37,494
1,820	Kumiai Chemical Industry Co., Ltd.	10,633
21,065	Kyoei Steel Ltd.	424,798
12,596	LafargeHolcim Ltd.	678,217
30,275	Lonmin plc*	48,641
1,163	Maruichi Steel Tube Ltd.	38,999
3,175	Mitsubishi Materials Corp.	108,347
27,035	Mitsui Chemicals, Inc.	127,134
14,977	MMC Norilsk Nickel PJSC ADR	242,904
5,604	Mondi plc	123,860
18,269	Monsanto Co.	1,978,715
20,980	Mosaic Co.	658,143
23,995	Neturen Co., Ltd.	191,164
41,581	Newcrest Mining Ltd.	681,894
49,696	Newmont Mining Corp.	1,802,971
21,662	Nippon Steel & Sumitomo Metal Corp.	523,301
34,498	Norsk Hydro ASA	196,788
3,269	Northam Platinum Ltd.*	12,409
14,571	Northern Star Resources Ltd.	42,389
1,151	Novolipetsk Steel PJSC GDR	22,748
285	Novozymes AS Class B	11,109
17,297	Nucor Corp.	1,004,783
5,380	Nufarm Ltd.	36,644
2,335	OCI N.V.*	44,072
20,689	Oji Holdings Corp.	91,572
2,451	OZ Minerals Ltd.	16,725
66,420	Pacific Metals Co., Ltd.*	209,872
14,275	Petra Diamonds Ltd.*	27,254
1,957	POSCO	457,400
39,117	Potash Corp. of Saskatchewan, Inc.	727,779
5,033	Randgold Resources Ltd. ADR	427,503
185,773	Resolute Mining Ltd.	206,745
12,419	Rio Tinto Ltd.	630,009
35,562	Rio Tinto plc	1,575,502

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

51,100	Rio Tinto plc ADR	$2,288,769
1,128	Royal Bafokeng Platinum Ltd.*	3,226
15,899	Salzgitter AG	610,174
21,073	Sasol Ltd. ADR	629,240
4,997	Severstal PJSC GDR	79,376
7,425	Sibanye Gold Ltd.	16,787
25,170	Silver Wheaton Corp.	557,012
814	Sims Metal Management Ltd.	6,918
157,600	Sinofert Holdings Ltd.	26,306
157,093	South32 Ltd.	329,712
27,200	South32 Ltd. ADR	286,960
4,334	Southern Copper Corp.	166,252
1,259	SSAB AB Class A*	5,175
1,462	SSAB AB Class B*	4,928
414	Stora Enso Oyj Class R	4,698
14,494	Sumitomo Metal Mining Co., Ltd.	196,368
1,613	Syngenta AG	685,547
2,123	Syngenta AG*	900,004
9,306	Tata Steel Ltd.	63,644
26,467	Teck Resources Ltd. Class B	648,983
10,783	ThyssenKrupp AG	273,164
44,760	Tokyo Steel Manufacturing Co., Ltd.	403,401
25,143	Turquoise Hill Resources Ltd.*	91,007
6,000	United States Steel Corp.	196,260
2,976	UPM-Kymmene Oyj	67,495
10,951	Usinas Siderurgicas de Minas Gerais S.A. Class A, (Preference Shares)*	18,245
34,943	Vale S.A.	356,849
101,345	Vale S.A. (Preference Shares)	982,542
24,904	Vedanta Ltd.	93,186
3,915	Vicat S.A.	237,804
3,200	Voestalpine AG	135,690
879	West Fraser Timber Co., Ltd.	30,019
102,802	Western Areas Ltd.*	191,944
2,677	WestRock Co.	142,845
57,926	Yamana Gold, Inc.	191,417
12,702	Yamato Kogyo Co., Ltd.	379,809
11,459	Yara International ASA	483,175
285,790	Zijin Mining Group Co., Ltd. Class H	97,787

		50,142,456

	Media - 0.3%
8,263	Comcast Corp. Class A	623,195
11,673	SES S.A.	226,979

		850,174

	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
1,292	Genus plc	27,907

	Real Estate - 0.5%
5,602	American Tower Corp. REIT	579,807
8,358	Equity LifeStyle Properties, Inc. REIT	617,991
13,640	Sumitomo Real Estate Sales Co., Ltd. REIT	310,368

		1,508,166

	Retailing - 0.1%
971	Murphy USA, Inc.*	61,853
14,945	Xebio Holdings Co., Ltd.	223,296

		285,149

	Semiconductors & Semiconductor Equipment - 0.4%
11,724	First Solar, Inc.*	365,671
54,190	Shinko Electric Industries Co., Ltd.	410,206
30,178	SunPower Corp.*	200,382
11,285	Tokyo Seimitsu Co., Ltd.	369,367
1	Tower Semiconductor Ltd.*	19

		1,345,645

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Software & Services - 0.2%
123,890	Fujitsu Ltd.	$720,043

	Telecommunication Services - 0.6%
131,625	BT Group plc	504,784
21,297	KT Corp.	538,980
29,931	NTT DoCoMo, Inc.	715,652
19,400	Telefonica Brasil S.A. (Preference Shares)	287,327

		2,046,743

	Transportation - 0.8%
8,317	Canadian National Railway Co.	578,052
15,134	D/S Norden A/S*	269,134
2,459	Flughafen Zuerich AG	483,586
9,568	Hamburger Hafen und Logistik AG	195,038
1,826,200	Pacific Basin Shipping Ltd.*	340,580
140,887	PostNL N.V.*	618,349
52,690	Rumo Logistica Operadora Multimodal S.A.*	125,409

		2,610,148

	Utilities - 3.2%
15,480	Avangrid, Inc.	600,624
66,578	Cheung Kong Infrastructure Holdings Ltd.	535,400
632,620	China Longyuan Power Group Corp. Ltd. Class H	516,736
10,680	Cia de Saneamento Basico do Estado de Sao Paulo	106,254
35,400	Cia Paranaense de Energia (Preference Shares)	361,179
79,455	E.ON SE	612,048
118,577	Enel S.p.A.	495,727
29,079	Engie S.A.	348,149
107,271	ENN Energy Holdings Ltd.	528,841
389,816	Guangdong Investment Ltd.	483,724
94,402	Iberdrola S.A.	596,256
1,897	Iberdrola S.A.*	11,982
38,002	Indraprastha Gas Ltd.	526,863
5,204	Innogy SE*(3)	177,997
2,756	Kenon Holdings Ltd.*	35,287
15,068	National Grid plc	176,494
6,295	NextEra Energy, Inc.	778,817
146,027	NTPC Ltd.	371,176
72,161	Osaka Gas Co., Ltd.	270,490
55,075	Power Assets Holdings Ltd.	527,721
5,680	Sempra Energy	581,575
18,470	Severn Trent plc	529,415
21,323	SSE plc	400,843
11,649	Suez Environnement Co.	176,454
20,352	UGI Corp.	943,722

		10,693,774

	Total Common Stocks (cost $186,522,265)	204,448,428

Corporate Bonds - 0.5%
	Construction Materials - 0.1%
EUR 125,000	Buzzi Unicem S.p.A. 2.13%, 04/28/2023(4)	138,462
$ 100,000	Eagle Materials, Inc. 4.50%, 08/01/2026	99,531

		237,993

	Distribution/Wholesale - 0.0%
75,000	Beacon Roofing Supply, Inc. 6.38%, 10/01/2023	80,437

	Electric - 0.1%
100,000	Abu Dhabi National Energy Co. PJSC 6.25%, 09/16/2019(4)	109,972

	Electrical Components & Equipment - 0.0%
60,000	EnerSys 5.00%, 04/30/2023	61,050

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Home Builders - 0.0%
$ 100,000	Lennar Corp. 4.88%, 12/15/2023	$101,750

	Machinery-Diversified - 0.0%
50,000	CNH Industrial Capital LLC 3.88%, 07/16/2018	50,875

	Mining - 0.0%
50,000	Alamos Gold, Inc. 7.75%, 04/01/2020(4)	52,125

	Oil & Gas - 0.2%
25,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	24,128
50,000	Concho Resources, Inc. 5.50%, 04/01/2023	51,875
25,000	Continental Resources, Inc. 4.90%, 06/01/2044	22,000
70,000	Devon Energy Corp. 5.00%, 06/15/2045	70,193
50,000	Hess Corp. 5.60%, 02/15/2041	51,710
	Marathon Oil Corp.
70,000	3.85%, 06/01/2025	68,720
75,000	5.90%, 03/15/2018	78,089
50,000	Matador Resources Co. 6.88%, 04/15/2023	52,750
50,000	Newfield Exploration Co. 5.63%, 07/01/2024	52,625
50,000	Occidental Petroleum Corp. 4.40%, 04/15/2046	50,636
50,000	Petrobras Global Finance B.V. 5.38%, 01/27/2021	50,328
50,000	RSP Permian, Inc. 6.63%, 10/01/2022	52,812

		625,866

	Pipelines - 0.1%
75,000	Enterprise Products Operating LLC 4.90%, 05/15/2046	77,320
60,000	Sunoco Logistics Partners Operations L.P. 5.95%, 12/01/2025	67,164

		144,484

	Total Corporate Bonds (cost $1,448,002)	1,464,552

Foreign Government Obligations - 1.2%
	Australia - 0.1%
AUD 275,655	Australia Government Bond 3.00%, 09/20/2025(4)(5)	247,852

	Brazil - 0.1%
BRL 821,312	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2022(5)	261,974

	Canada - 0.3%
CAD 1,199,816	Canadian Government Real Return Bond 4.25%, 12/01/2021(5)	1,118,989

	Japan - 0.2%
JPY 97,217,250	Japanese Government CPI Linked Bond 0.10%, 03/10/2026(5)	911,014

	Mexico - 0.1%
	Mexican Udibonos
MXN 1,738,158	4.00%, 11/15/2040(5)	85,011
2,080,735	4.00%, 11/08/2046(5)	101,376

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 76,000	Mexico Government International Bond 5.75%, 10/12/2110	$70,614

		257,001

	New Zealand - 0.2%
NZD 838,755	New Zealand Government Bond 2.00%, 09/20/2025(4)(5)	620,301

	Russia - 0.1%
RUB 24,073,832	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(5)	384,685

	Thailand - 0.1%
THB 7,895,282	Thailand Government Bond 1.20%, 07/14/2021(4)(5)	221,077

	Total Foreign Government Obligations (cost $4,013,677)	4,022,893

U.S. Government Securities - 20.3%
	U.S. Treasury Securities - 20.3%
	U.S. Treasury Bonds - 4.2%
$ 649,448	0.38%, 01/15/2027(5)	647,918
1,174,987	0.75%, 02/15/2042(5)	1,126,485
322,872	0.75%, 02/15/2045(5)	307,920
1,165,095	1.38%, 02/15/2044(5)	1,286,767
806,484	1.75%, 01/15/2028(5)	912,296
3,131,406	2.00%, 01/15/2026(5)	3,567,392
1,696,623	2.38%, 01/15/2025(5)	1,966,537
897,600	2.38%, 01/15/2027(5)	1,066,210
815,045	2.50%, 01/15/2029(5)	995,725
708,843	3.63%, 04/15/2028(5)	942,470
844,227	3.88%, 04/15/2029(5)	1,167,986

		13,987,706

	U.S. Treasury Notes - 16.1%
2,349,386	0.13%, 04/15/2018(5)	2,380,658
2,446,416	0.13%, 04/15/2019(5)	2,492,274
2,061,374	0.13%, 04/15/2020(5)	2,099,270
738,333	0.13%, 04/15/2021(5)	748,774
4,106,745	0.13%, 01/15/2022(5)	4,157,582
1,915,509	0.13%, 07/15/2022(5)	1,941,421
6,219,708	0.13%, 01/15/2023(5)	6,237,459
2,414,211	0.13%, 07/15/2024(5)	2,399,765
1,359,369	0.13%, 07/15/2026(5)	1,329,576
4,285,105	0.25%, 01/15/2025(5)	4,257,788
2,592,900	0.38%, 07/15/2023(5)	2,644,714
2,137,380	0.38%, 07/15/2025(5)	2,148,627
1,365,410	0.63%, 07/15/2021(5)	1,422,987
5,663,504	0.63%, 01/15/2024(5)	5,823,872
1,422,120	0.63%, 01/15/2026(5)	1,450,104
112,053	1.00%, 02/15/2046(5)	114,102
2,873,175	1.13%, 01/15/2021(5)	3,039,363
1,826,138	1.25%, 07/15/2020(5)	1,942,917
3,709,000	1.38%, 01/15/2020(5)	3,925,620
2,332,715	2.13%, 01/15/2019(5)	2,473,338

		53,030,211

		67,017,917

	Total U.S. Government Securities (cost $66,621,266)	67,017,917

Convertible Bonds - 0.0%
	Biotechnology - 0.0%
10,000	Acorda Therapeutics, Inc. 1.75%, 06/15/2021	7,856

	Electrical Components & Equipment - 0.0%
84,000	SunPower Corp. 0.88%, 06/01/2021	59,745

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Oil & Gas - 0.0%
$ 39,000	PDC Energy, Inc. 1.13%, 09/15/2021		$43,924

	Total Convertible Bonds (cost $117,357)		111,525

Exchange Traded Funds - 0.8%
	Other Investment Pools & Funds - 0.8%
51,638	PowerShares Senior Loan Portfolio		1,203,165
24,064	VanEck Vectors Agribusiness ETF		1,286,462

			2,489,627

	Total Exchange Traded Funds (cost $2,402,704)		2,489,627

Convertible Preferred Stocks - 0.0%
	Energy - 0.0%
700	Hess Corp. 8.00%		45,143
650	WPX Energy, Inc. Series A 6.25%		40,463

			85,606

	Total Convertible Preferred Stocks (cost $79,836)		85,606

	Total Long-Term Investments (cost $261,205,107)		279,640,548
Short-Term Investments - 11.9%
	Other Investment Pools & Funds - 11.9%
39,085,164	Morgan Stanley Institutional Liquidity Funds, Institutional Class		39,085,164

	Total Short-Term Investments (cost $39,085,164)		39,085,164

	Total Investments Excluding Purchased Options (cost $300,290,271)	96.7%	$318,725,712
	Total Purchased Options (cost $313,835)	0.1%	$232,892

	Total Investments (cost $300,604,106)^	96.8%	$318,958,604
	Other Assets and Liabilities	3.2%	10,707,443

	Total Net Assets	100.0%	$329,666,047

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2017, the Fund invested 17.0% of its total assets in the Subsidiary.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$22,405,119
Unrealized Depreciation	(4,050,620)

Net Unrealized Appreciation	$18,354,498

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

*	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $253,525, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security	Cost
01/2013	3,730	CNK International Co., Ltd.	$20,155
11/2013	63,246	COSCO Corp. Singapore Ltd.	33,179
12/2016	7,228	Centennial Resource Development, Inc. Class A	105,095

			$158,429

At January 31, 2017, the aggregate value of these securities was $134,290, which represents 0.0% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $298,727, which represents 0.1% of total net assets.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $1,389,789, which represents 0.4% of total net assets.
(5)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

OTC Option Contracts Outstanding at January 31, 2017
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/RUB Call	DEUT	58.00 RUB per USD	08/18/17	USD	13,427,746	$139,756	$124,878	$14,878
USD Put/RUB Call	GSC	54.00 RUB per USD	12/12/17	USD	17,260,378	67,384	155,308	(87,924)

Total Puts					30,688,124	$207,140	$280,186	$(73,046)

Total purchased option contracts					30,688,124	$207,140	$280,186	$(73,046)

Exchange Traded Option Contracts Outstanding at January 31, 2017
Description	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Crude OIl Future Option	50.00 USD	05/17/17	USD	3	$5,700	$8,860	$(3,160)
Gold Future Option	1,250.00 USD	03/28/17	USD	3	3,570	12,614	(9,044)
Primary Aluminum Future Option	1,800.00 USD	06/07/17	USD	8	16,482	12,174	4,308

Total Calls				14	$25,752	$33,648	$(7,896)

Total purchased option contracts				14	$25,752	$33,648	$(7,896)

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Futures Contracts Outstanding at January 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10-Year Mini JGB Future	2	03/10/2017	$265,882	$265,362	$(520)
Brent Crude Oil Future	79	02/28/2017	4,431,752	4,390,820	(40,932)
Cocoa Future	5	03/16/2017	111,614	105,150	(6,464)
Cocoa Future	2	05/15/2017	42,000	42,040	40
Coffee Future	14	03/21/2017	783,193	785,137	1,944
Coffee Future	1	05/18/2017	57,024	57,000	(24)
Corn Future	50	03/14/2017	902,360	899,375	(2,985)
Corn Future	16	05/12/2017	293,660	293,600	(60)
Cotton No. 2 Future	25	03/09/2017	929,472	936,750	7,278
Gasoline Future	23	02/28/2017	1,513,868	1,497,397	(16,471)
Gasoline Future	6	03/31/2017	446,024	445,914	(110)
Gold 100oz Future	12	04/26/2017	1,449,449	1,453,680	4,231
Iron Ore 62% Fe Future	9	04/28/2017	346,963	358,785	11,822
Iron Ore 62% Fe Future	10	05/31/2017	387,098	390,600	3,502
Iron Ore 62% Fe Future	11	06/30/2017	425,451	420,585	(4,866)
KC Hard Red Winter Wheat Future	61	03/14/2017	1,312,466	1,309,975	(2,491)
KC Hard Red Winter Wheat Future	21	05/12/2017	464,241	464,362	121
KC Hard Red Winter Wheat Future	5	07/14/2017	113,354	113,563	209
LME Copper Future	9	02/13/2017	1,288,883	1,346,456	57,573
LME Copper Future	33	03/13/2017	4,695,808	4,941,131	245,323
LME Nickel Future	53	03/13/2017	3,348,459	3,157,104	(191,355)
LME Zinc Future	10	02/13/2017	667,296	713,187	45,891
LME Zinc Future	63	03/13/2017	4,210,827	4,498,200	287,373
Lean Hogs Future	11	04/17/2017	299,753	304,700	4,947
Live Cattle Future	1	04/28/2017	47,464	45,670	(1,794)
NY Harbor ULSD Future	10	02/28/2017	693,752	684,936	(8,816)
NY Harbor ULSD Future	3	03/31/2017	206,368	206,363	(5)
Natural Gas Future	14	03/29/2017	447,543	443,100	(4,443)
Natural Gas Future	97	05/26/2017	3,285,566	3,161,230	(124,336)
Palladium Future	8	03/29/2017	568,748	603,440	34,692
Primary Aluminum Future	11	02/13/2017	509,708	496,925	(12,783)
Primary Aluminum Future	36	03/13/2017	1,635,406	1,633,050	(2,356)
Silver Future	6	03/29/2017	509,843	526,290	16,447
Silver Future	5	05/26/2017	440,347	440,250	(97)
Soybean Future	18	03/14/2017	920,393	922,050	1,657
Soybean Future	3	05/12/2017	155,187	155,138	(49)
Soybean Future	20	11/14/2017	1,012,050	1,001,000	(11,050)
Soybean Meal Future	37	03/14/2017	1,165,451	1,238,020	72,569
Soybean Meal Future	15	05/12/2017	506,933	506,850	(83)
Soybean Oil Future	11	07/14/2017	234,652	227,040	(7,612)
Sugar No. 11 Future	155	02/28/2017	3,550,157	3,550,120	(37)
Sugar No. 11 Future	31	04/28/2017	707,316	710,371	3,055
Uranium Future	31	06/26/2017	152,174	191,425	39,251
WTI Crude Future	11	02/21/2017	587,491	580,910	(6,581)
WTI Crude Future	20	03/21/2017	1,073,019	1,068,400	(4,619)
WTI Crude Future	5	05/22/2017	272,577	271,900	(677)
WTI Crude Future	21	11/20/2017	1,110,563	1,161,930	51,367
Wheat Future	17	03/14/2017	360,755	357,638	(3,117)
Wheat Future	5	07/14/2017	111,830	111,813	(17)

Total					$434,542

Short position contracts:
Brent Crude Oil Future	3	10/26/2017	$36,451	$43,860	$(7,409)
Brent Crude Oil Future	4	10/31/2018	210,893	223,360	(12,467)
Brent Crude Oil Future	11	10/31/2019	609,222	612,480	(3,258)
Cattle Feeder Future	10	03/30/2017	624,000	613,875	10,125
Cattle Feeder Future	3	04/27/2017	184,000	183,637	363
Corn Future	45	12/14/2017	866,118	871,313	(5,195)
Gasoline Future	8	11/30/2017	523,187	515,525	7,662
Iron Ore 62% Fe Future	2	02/28/2017	76,643	82,240	(5,597)

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Iron Ore 62% Fe Future	2	03/31/2017	74,543	$81,140	(6,597)
Iron Ore 62% Fe Future	1	10/31/2017	34,397	35,005	(608)
Iron Ore 62% Fe Future	1	11/30/2017	34,397	34,465	(68)
Iron Ore 62% Fe Future	1	12/29/2017	34,397	33,930	467
LME Copper Future	9	02/13/2017	1,287,142	1,346,456	(59,314)
LME Copper Future	5	03/13/2017	742,610	748,656	(6,046)
LME Nickel Future	29	03/13/2017	1,789,192	1,727,472	61,720
LME Zinc Future	10	02/13/2017	676,182	713,187	(37,005)
LME Zinc Future	14	03/13/2017	992,570	999,600	(7,030)
Lean Hogs Future	21	06/14/2017	650,511	651,840	(1,329)
Primary Aluminum Future	11	02/13/2017	472,711	496,925	(24,214)
Primary Aluminum Future	36	03/13/2017	1,640,909	1,633,050	7,859
Sugar No. 11 Future	30	09/29/2017	628,467	673,008	(44,541)
U.S. Treasury 10-Year Note Future	14	03/22/2017	1,748,461	1,742,563	5,898
U.S. Treasury 5-Year Note Future	4	03/31/2017	471,305	471,469	(164)
U.S. Treasury Long Bond Future	49	03/22/2017	7,418,783	7,391,344	27,439
U.S. Treasury Ultra Bond Future	6	03/22/2017	975,936	964,125	11,811
WTI Crude Future	3	11/19/2018	162,919	166,230	(3,311)

Total					$(90,809)

Total futures contracts					$343,733

OTC Credit Default Swap Contracts Outstanding at January 31, 2017
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.26	GSC	USD	400,000	(1.00%)	12/20/21	$23,655	$—	$23,275	$(380)

Sell protection:
CMBX.NA.BBB.6	DEUT	USD	110,000	3.00%	05/11/63	$—	$(9,232)	$(6,495)	$2,737

Total traded indices						$23,655	$(9,232)	$16,780	$2,357

Credit default swaps on single-name issues:
Sell protection:
Brazil (Federated Republic of)	GSC	USD	150,000	1.00%/2.46%	12/20/21	$—	$(12,369)	$(9,661)	$2,708
Brazil (Federated Republic of)	HSBC	USD	150,000	1.00%/2.46%	12/20/21	—	(11,212)	(9,660)	1,552
Kingdom of Saudi Arabia	BCLY	USD	75,000	1.00%/1.13%	12/20/21	—	(2,219)	(351)	1,868

Total						$—	$(25,800)	$(19,672)	$6,128

Total single-name issues						$—	$(25,800)	$(19,672)	$6,128

Total OTC contracts						$23,655	$(35,032)	$(2,892)	$8,485

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.27	USD	725,000	(5.00%)	12/20/21	$(46,945)	$(47,991)	$(1,046)

Total					$(46,945)	$(47,991)	$(1,046)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2017
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
1.75% Fixed	3M USD LIBOR	USD	100,000	12/21/46	$—	$(1,443)	$19,251	$20,694

OTC Total Return Swap Contracts Outstanding at January 31, 2017
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
S&P GSCI Industrial Metals	GSC	USD	305,154	S&P GSCI Industrial Metals	05/26/17	$—	$—	$—	$0
Silver Spot	GSC	USD	202,702	Silver Spot	11/29/17	—	—	5,331	5,331
Silver Subindex	BCLY	USD	505,848	Silver Subindex	10/31/17	—	—	—	0
Soybean Meal Subindex	BCLY	USD	355,783	(Soy Meal Subindex)	10/26/17	—	—	—	0
Sugar No. 11 Index	GSC	BRL	558,992	Sugar No.11 Index	09/15/17	—	—	20,361	20,361
Uranium 308	GSC	USD	247,189	Uranium 308	12/31/18	—	—	49,212	49,212
Wheat Subindex	BCLY	USD	332,696	Wheat Subindex	10/26/17	—	—	—	0

Total						$—	$—	$74,904	$74,904

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	02/28/17	CBK	$117,212	$117,473	$261
AUD	Buy	02/28/17	NAB	117,242	117,473	231
AUD	Sell	02/28/17	NAB	130,101	130,357	(256)
AUD	Sell	02/28/17	CBK	130,067	130,357	(290)
BRL	Buy	02/02/17	MSC	124,086	124,014	(72)
BRL	Sell	02/02/17	MSC	118,223	124,013	(5,790)
BRL	Sell	03/02/17	MSC	123,173	123,132	41
CAD	Sell	02/28/17	BMO	1,119,886	1,127,681	(7,795)
CNY	Buy	02/03/17	HSBC	124,748	126,162	1,414
CNY	Sell	02/03/17	HSBC	126,538	126,163	375
CNY	Sell	02/28/17	SCB	3,983,312	3,981,146	2,166
EUR	Buy	02/28/17	UBS	9,609	9,725	116
EUR	Sell	02/28/17	UBS	10,437,444	10,564,041	(126,597)
GBP	Sell	02/28/17	MSC	1,314,652	1,316,505	(1,853)
JPY	Sell	02/28/17	CBK	3,663,734	3,713,029	(49,295)
JPY	Sell	02/28/17	BCLY	8,771,018	8,835,468	(64,450)
MXN	Buy	02/28/17	JPM	2,987,028	3,074,230	87,202

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

MXN	Sell	02/28/17	JPM	192,499	$198,119	(5,620)
NZD	Sell	02/28/17	NAB	623,910	632,639	(8,729)
PEN	Buy	02/28/17	SSG	110,895	111,245	350
RUB	Sell	02/28/17	BCLY	265,831	261,327	4,504
THB	Sell	02/28/17	JPM	220,749	220,815	(66)
TRY	Buy	02/28/17	SCB	1,558	1,578	20

Total						$(174,133)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
GSCI	Goldman Sachs Commodity
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
EM	Emerging Markets
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$937,685	$—	$937,685	$—
Banks	6,327,963	—	6,327,963	—
Capital Goods	5,193,104	1,607,561	3,571,983	13,560
Commercial & Professional Services	512,601	—	512,601	—
Diversified Financials	1,218,587	168,307	1,050,280	—
Energy	110,761,703	72,057,682	38,583,291	120,730
Food & Staples Retailing	616,014	28,313	587,701	—
Food, Beverage & Tobacco	5,463,143	3,617,663	1,845,480	—
Insurance	3,187,423	—	3,187,423	—
Materials	50,142,456	27,673,167	22,469,289	—
Media	850,174	623,195	226,979	—
Pharmaceuticals, Biotechnology & Life Sciences	27,907	27,907	—	—
Real Estate	1,508,166	1,197,798	310,368	—
Retailing	285,149	61,853	223,296	—
Semiconductors & Semiconductor Equipment	1,345,645	566,053	779,592	—
Software & Services	720,043	—	720,043	—
Telecommunication Services	2,046,743	287,327	1,759,416	—
Transportation	2,610,148	972,595	1,637,553	—
Utilities	10,693,774	3,562,150	7,131,624	—
Corporate Bonds	1,464,552	—	1,464,552	—
Foreign Government Obligations	4,022,893	—	4,022,893	—
U.S. Government Securities	67,017,917	—	67,017,917	—
Convertible Bonds	111,525	—	111,525	—
Exchange Traded Funds	2,489,627	2,489,627	—	—
Convertible Preferred Stocks	85,606	85,606	—	—
Short-Term Investments	39,084,756	39,084,756	—	—
Purchased Options	232,892	25,752	207,140	—
Foreign Currency Contracts(2)	96,680	—	96,680	—
Futures Contracts(2)	1,022,636	1,022,636	—	—
Swaps - Credit Default(2)	8,865	—	8,865	—
Swaps - Interest Rate(2)	20,694	—	20,694	—
Swaps - Total Return(2)	74,904	—	74,904	—

Total	$320,181,975	$155,159,948	$164,887,737	$134,290

Liabilities
Foreign Currency Contracts(2)	$(270,813)	$—	$(270,813)	$—
Futures Contracts(2)	(678,903)	(678,903)	—	—
Swaps - Credit Default(2)	(1,426)	—	(1,426)	—

Total	$(951,142)	$(678,903)	$(272,239)	$—

(1) For the period ended January 31, 2017, investments valued at $1,377,522 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor; there were no transfers from Level 1 to Level 2 and investments valued at $10,548 were transferred from Level 2 to Level 3 due to the unavailability of active market pricing.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Growth Allocation Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.2%
	Alternative Funds - 7.1%
2,378,713	Hartford Real Total Return Fund, Class Y		$21,289,485
3,140,095	The Hartford Global Real Asset Fund, Class Y		28,449,257

	Total Alternative Funds (cost $52,063,551)		49,738,742

	Domestic Equity Funds - 58.9%
4,517,432	Hartford Core Equity Fund, Class Y		113,839,298
4,707,106	Hartford Small Cap Core Fund, Class Y		64,016,642
4,180,474	The Hartford Equity Income Fund, Class Y		78,174,866
1,547,607	The Hartford Growth Opportunities Fund, Class Y		64,055,457
3,016,389	The Hartford MidCap Fund, Class Y		92,904,783

	Total Domestic Equity Funds (cost $382,671,403)		412,991,046

	International/Global Equity Funds - 18.4%
3,297,301	Hartford Schroders International Multi-Cap Value Fund, Class Y		29,543,819
4,129,615	The Hartford International Opportunities Fund, Class Y		63,967,738
2,515,900	The Hartford International Small Company Fund, Class Y		35,750,943

	Total International/Global Equity Funds (cost $126,096,592)		129,262,500

	Multi-Strategy Funds - 4.1%
2,654,834	The Hartford Global All-Asset Fund, Class Y		28,459,824

	Total Multi-Strategy Funds (cost $26,468,870)		28,459,824

	Taxable Fixed Income Funds - 11.7%
2,738,327	The Hartford Quality Bond Fund, Class Y		27,164,203
1,421,018	The Hartford Short Duration Fund, Class Y		13,954,399
2,459,086	The Hartford Strategic Income Fund, Class Y		21,344,868
1,882,370	The Hartford World Bond Fund, Class Y		19,426,054

	Total Taxable Fixed Income Funds (cost $81,854,189)		81,889,524

	Total Affiliated Investment Companies (cost $669,154,605)		702,341,636

	Total Long-Term Investments (cost $669,154,605)		702,341,636

	Total Investments (cost $669,154,605)^	100.2%	$702,341,636
	Other Assets and Liabilities	(0.2)%	(1,420,232)

	Total Net Assets	100.0%	$700,921,404

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$37,990,454
Unrealized Depreciation	(4,803,423)

Net Unrealized Appreciation	$33,187,031

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford Growth Allocation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$702,341,636	$702,341,636	$—	$—

Total	$702,341,636	$702,341,636	$—	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

The Hartford Healthcare Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.5%
	Biotechnology - 23.9%
842,240	Aduro Biotech, Inc.*	$9,980,544
162,337	Alder Biopharmaceuticals, Inc.*	3,336,025
612,981	Alkermes plc*	33,168,402
165,110	Alnylam Pharmaceuticals, Inc.*	6,602,749
1,585,123	Arena Pharmaceuticals, Inc.*	2,441,089
552,330	ARIAD Pharmaceuticals, Inc.*	13,156,501
98,180	Biogen, Inc.*	27,219,423
168,310	Bluebird Bio, Inc.*	12,539,095
469,720	Celgene Corp.*	54,557,978
851,770	Cytokinetics, Inc.*	8,900,997
138,323	Galapagos N.V.*	9,014,070
368,178	GlycoMimetics, Inc.*	2,094,933
217,978	Incyte Corp.*	26,421,113
123,582	Innate Pharma S.A.*	1,742,323
457,733	Ironwood Pharmaceuticals, Inc.*	6,582,201
412,035	Karyopharm Therapeutics, Inc.*	4,264,562
378,920	Loxo Oncology, Inc.*	14,865,032
618,760	Portola Pharmaceuticals, Inc.*	16,861,210
165,650	PTC Therapeutics, Inc.*	2,170,015
47,762	Regeneron Pharmaceuticals, Inc.*	17,160,409
1,676,910	Rigel Pharmaceuticals, Inc.*	3,487,973
575,409	Syndax Pharmaceuticals, Inc.*	4,373,108
157,230	T2 Biosystems, Inc.*	849,042
115,913	TESARO, Inc.*	18,875,273
836,382	Trevena, Inc.*	5,837,946
186,930	Ultragenyx Pharmaceutical, Inc.*	14,021,619

		320,523,632

	Drug Retail - 0.4%
63,633	Walgreens Boots Alliance, Inc.	5,214,088

	Health Care Distributors - 3.1%
229,670	Cardinal Health, Inc.	17,216,063
177,120	McKesson Corp.	24,646,248

		41,862,311

	Health Care Equipment - 23.9%
1,220,644	Abbott Laboratories	50,986,313
110,200	ABIOMED, Inc.*	11,721,974
440,640	AtriCure, Inc.*	7,169,213
367,220	Baxter International, Inc.	17,593,510
140,321	Becton Dickinson and Co.	24,877,510
1,694,330	Boston Scientific Corp.*	40,765,580
655,100	ConforMIS, Inc.*	5,437,330
115,110	Edwards Lifesciences Corp.*	11,078,186
689,095	Globus Medical, Inc. Class A*	18,164,544
103,210	Invuity, Inc.*	670,865
619,720	K2M Group Holdings, Inc.*	12,592,710
936,358	Medtronic plc	71,181,935
290,750	Stryker Corp.	35,916,348
72,602	Teleflex, Inc.	12,177,534

		320,333,552

	Health Care Facilities - 3.6%
138,116	Acadia Healthcare Co., Inc.*	5,299,511
240,850	Community Health Systems, Inc.*	1,541,440
755,820	Georgia Healthcare Group plc*(1)	3,232,792
314,490	HCA Holdings, Inc.*	25,247,257
118,200	LifePoint Health, Inc.*	7,015,170
52,980	Universal Health Services, Inc. Class B	5,967,137

		48,303,307

The Hartford Healthcare Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Health Care Services - 1.5%
161,817	Envision Healthcare Corp.*		$11,003,556
460,274	Teladoc, Inc.*		9,205,480

			20,209,036

	Health Care Supplies - 1.0%
1,114,530	ConvaTec Group plc*(1)		3,447,710
123,746	DENTSPLY SIRONA, Inc.		7,016,398
498,230	Endologix, Inc.*		3,417,858

			13,881,966

	Health Care Technology - 2.4%
266,634	Allscripts Healthcare Solutions, Inc.*		3,122,284
98,770	athenahealth, Inc.*		12,444,032
293,703	Cerner Corp.*		15,774,788

			31,341,104

	Life Sciences Tools & Services - 5.0%
92,310	ICON plc*		7,759,579
82,310	Illumina, Inc.*		13,177,831
32,506	Medpace Holdings, Inc.*		1,134,134
273,570	Patheon N.V.*		7,848,723
29,128	Samsung Biologics Co., Ltd.*		4,035,460
214,220	Thermo Fisher Scientific, Inc.		32,644,986

			66,600,713

	Managed Health Care - 10.3%
162,060	Aetna, Inc.		19,221,936
106,718	Cigna Corp.		15,604,306
33,070	Humana, Inc.		6,564,395
496,180	UnitedHealth Group, Inc.		80,430,778
110,470	WellCare Health Plans, Inc.*		16,077,804

			137,899,219

	Pharmaceuticals - 23.4%
291,918	Allergan plc*		63,897,931
1,119,050	AstraZeneca plc ADR		30,471,732
1,098,780	Bristol-Myers Squibb Co.		54,016,025
145,290	Chugai Pharmaceutical Co., Ltd.		4,269,872
236,970	Eisai Co., Ltd.		13,061,948
535,480	Eli Lilly & Co.		41,248,024
77,818	Hikma Pharmaceuticals plc		1,792,393
206,710	Intersect ENT, Inc.*		2,790,585
67,240	Johnson & Johnson		7,614,930
413,857	Medicines Co.*		14,919,545
671,635	MediWound Ltd.*		3,828,320
597,420	Mylan N.V.*		22,731,831
447,740	MyoKardia, Inc.*		5,014,688
605,750	Nabriva Therapeutics AG ADR*		4,930,805
462,860	Ono Pharmaceutical Co., Ltd.		9,496,169
290,528	Revance Therapeutics, Inc.*		5,810,560
182,110	Shionogi & Co., Ltd.		8,770,816
4,174,100	Sino Biopharmaceutical Ltd.		3,276,157
89,550	Takeda Pharmaceutical Co., Ltd.		3,750,857
174,805	UCB S.A.		12,073,796

			313,766,984

	Total Common Stocks (cost $1,257,877,428)		1,319,935,912

	Total Long-Term Investments (cost $1,257,877,428)		1,319,935,912

Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
22,827,835	Morgan Stanley Institutional Liquidity Funds, Institutional Class		22,827,835

	Total Short-Term Investments (cost $22,827,835)		22,827,835

	Total Investments (cost $1,280,705,263)^	100.2%	$1,342,763,747
	Other Assets and Liabilities	(0.2)%	(2,818,307)

	Total Net Assets	100.0%	$1,339,945,440

The Hartford Healthcare Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$177,215,991
Unrealized Depreciation	(115,157,507)

Net Unrealized Appreciation	$62,058,484

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $6,680,502, which represents 0.5% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford Healthcare Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Biotechnology	$320,523,632	$309,767,239	$10,756,393	$—
Drug Retail	5,214,088	5,214,088	—	—
Health Care Distributors	41,862,311	41,862,311	—	—
Health Care Equipment	320,333,552	320,333,552	—	—
Health Care Facilities	48,303,307	48,303,307	—	—
Health Care Services	20,209,036	20,209,036	—	—
Health Care Supplies	13,881,966	13,881,966	—	—
Health Care Technology	31,341,104	31,341,104	—	—
Life Sciences Tools & Services	66,600,713	66,600,713	—	—
Managed Health Care	137,899,219	137,899,219	—	—
Pharmaceuticals	313,766,984	257,274,976	56,492,008	—
Short-Term Investments	22,827,835	22,827,835	—	—

Total	$1,342,763,747	$1,275,515,346	$67,248,401	$—

(1) For the period ended January 31, 2017, investments valued at $3,673,076 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor; there were no transfers from Level 1 to Level 2 and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford High Yield Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 0.0%
	Asset-Backed - Finance & Insurance - 0.0%
$ 920,000	Soundview NIM Trust 8.25%, 12/25/2036(1)(2)(3)	$—

	Total Asset & Commercial Mortgage Backed Securities (cost $915,921)	—

Corporate Bonds - 93.1%
	Biotechnology - 0.0%
105,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(4)	105,656

	Chemicals - 1.3%
	Chemours Co.
2,160,000	6.63%, 05/15/2023	2,149,200
290,000	7.00%, 05/15/2025	288,985
2,300,000	Platform Specialty Products Corp. 6.50%, 02/01/2022(1)	2,346,000

		4,784,185

	Coal - 0.5%
605,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	642,813
1,070,000	Foresight Energy LLC / Foresight Energy Finance Corp. (9.00% cash, 1.00% PIK) 10.00%, 08/15/2021(1)(5)	1,091,400

		1,734,213

	Commercial Banks - 4.8%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 1,200,000	7.00%, 02/19/2019(6)(7)(8)	1,237,107
800,000	8.88%, 04/14/2021(6)(7)(8)	932,688
$ 800,000	9.00%, 05/09/2018(6)(7)(8)	834,746
	Barclays plc
850,000	7.88%, 03/15/2022(6)(7)(8)	873,375
2,135,000	8.25%, 12/15/2018(6)(8)	2,228,099
1,050,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(6)(8)	1,102,500
1,699,000	CIT Group, Inc. 5.50%, 02/15/2019(1)	1,787,484
	Credit Agricole S.A.
945,000	7.88%, 01/23/2024(1)(6)(8)	962,399
505,000	8.13%, 12/23/2025(1)(6)(8)	536,865
2,305,000	Credit Suisse Group AG 6.25%, 12/18/2024(6)(7)(8)	2,273,306
725,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(6)(8)	661,562
	Royal Bank of Scotland Group plc
1,605,000	6.99%, 10/05/2017(1)(6)(8)	1,765,500
1,200,000	7.64%, 09/30/2017(6)(8)	1,116,000
405,000	8.63%, 08/15/2021(6)(8)	418,163
1,130,000	Societe Generale S.A. 8.25%, 11/29/2018(6)(7)(8)	1,173,787

		17,903,581

	Commercial Services - 2.2%
	APX Group, Inc.
1,040,000	7.88%, 12/01/2022	1,128,400
1,355,000	7.88%, 12/01/2022(1)(9)	1,470,175
945,000	Herc Rentals, Inc. 7.75%, 06/01/2024(1)	1,022,963
2,435,000	Hertz Corp. 5.50%, 10/15/2024(1)	2,045,400
2,815,000	Quad/Graphics, Inc. 7.00%, 05/01/2022	2,751,662

		8,418,600

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Construction Materials - 2.1%
$ 1,650,000	Cemex Finance LLC 6.00%, 04/01/2024(1)	$1,695,375
940,000	Cemex S.A.B. de C.V. 6.13%, 05/05/2025(1)	970,550
1,705,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	1,777,462
3,460,000	Standard Industries, Inc. 5.38%, 11/15/2024(1)	3,568,125

		8,011,512

	Distribution/Wholesale - 0.4%
	American Builders & Contractors Supply Co., Inc.
870,000	5.63%, 04/15/2021(1)	895,013
420,000	5.75%, 12/15/2023(1)	436,800

		1,331,813

	Diversified Financial Services - 4.6%
1,670,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.50%, 05/15/2021	1,739,806
710,000	FBM Finance, Inc. 8.25%, 08/15/2021(1)	757,925
	Hexion 2 US Finance Corp.
1,580,000	10.38%, 02/01/2022(1)(9)	1,611,600
835,000	13.75%, 02/01/2022(1)(9)	841,262
1,285,000	International Lease Finance Corp. 5.88%, 08/15/2022	1,419,668
	Nationstar Mortgage LLC / Nationstar Capital Corp.
1,905,000	6.50%, 08/01/2018	1,933,575
1,590,000	6.50%, 07/01/2021	1,619,812
171,000	7.88%, 10/01/2020	177,840
	Navient Corp.
340,000	5.50%, 01/25/2023	320,875
835,000	5.88%, 10/25/2024	770,287
2,535,000	6.13%, 03/25/2024	2,398,744
275,000	OneMain Financial Holdings LLC 6.75%, 12/15/2019(1)	285,313
	Springleaf Finance Corp.
525,000	5.25%, 12/15/2019	527,625
705,000	7.75%, 10/01/2021	734,963
1,935,000	8.25%, 12/15/2020	2,077,706

		17,217,001

	Electric - 0.0%
1,460,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020(2)(10)	—

	Entertainment - 2.1%
510,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38%, 04/15/2026	531,675
960,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)(9)	987,600
1,850,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	1,852,349
2,140,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024(1)	2,170,880
1,745,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(1)	1,792,988
665,000	Scientific Games International, Inc. 6.63%, 05/15/2021	611,800

		7,947,292

	Environmental Control - 0.3%
810,000	Clean Harbors, Inc. 5.13%, 06/01/2021	830,412

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 180,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)	$186,750

		1,017,162

	Food - 1.5%
2,660,000	Post Holdings, Inc. 5.00%, 08/15/2026(1)	2,571,874
	TreeHouse Foods, Inc.
1,870,000	4.88%, 03/15/2022	1,926,100
1,105,000	6.00%, 02/15/2024(1)	1,158,869

		5,656,843

	Gas - 0.2%
640,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.50%, 05/20/2025	656,000

	Healthcare-Products - 1.9%
	Alere, Inc.
2,175,000	6.38%, 07/01/2023(1)	2,200,828
2,140,000	6.50%, 06/15/2020	2,135,506
2,595,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(1)	2,633,925

		6,970,259

	Healthcare-Services - 6.9%
	Community Health Systems, Inc.
3,760,000	6.88%, 02/01/2022	2,735,400
2,965,000	7.13%, 07/15/2020	2,431,300
	Envision Healthcare Corp.
970,000	5.13%, 07/01/2022(1)	986,975
1,735,000	5.63%, 07/15/2022	1,787,050
2,645,000	HCA Holdings, Inc. 6.25%, 02/15/2021	2,836,762
	HCA, Inc.
1,415,000	5.38%, 02/01/2025	1,443,300
2,195,000	5.88%, 05/01/2023	2,337,675
2,236,000	7.50%, 11/15/2095	2,140,970
825,000	LifePoint Health, Inc. 5.88%, 12/01/2023	820,875
945,000	MEDNAX, Inc. 5.25%, 12/01/2023(1)	975,712
350,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(1)	371,438
	Tenet Healthcare Corp.
2,565,000	4.75%, 06/01/2020	2,603,475
2,840,000	5.00%, 03/01/2019	2,793,850
455,000	6.75%, 06/15/2023	429,975
1,130,000	8.13%, 04/01/2022	1,141,300

		25,836,057

	Home Builders - 1.9%
1,210,000	Beazer Homes USA, Inc. 8.75%, 03/15/2022(1)	1,315,875
	KB Home
1,030,000	7.00%, 12/15/2021	1,109,825
830,000	7.50%, 09/15/2022	898,475
1,090,000	8.00%, 03/15/2020	1,211,263
1,105,000	Lennar Corp. 4.13%, 01/15/2022	1,114,337
1,595,000	M/I Homes, Inc. 6.75%, 01/15/2021	1,668,880

		7,318,655

	Household Products - 0.9%
1,335,000	Avon International Operations, Inc. 7.88%, 08/15/2022(1)	1,422,176

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,865,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	$1,930,275

		3,352,451

	Household Products/Wares - 0.2%
920,000	ACCO Brands Corp. 5.25%, 12/15/2024(1)	925,842

	Insurance - 0.5%
	Genworth Holdings, Inc.
120,000	4.80%, 02/15/2024	97,200
585,000	4.90%, 08/15/2023	479,700
380,000	7.20%, 02/15/2021	351,500
210,000	7.63%, 09/24/2021	193,725
170,000	7.70%, 06/15/2020	163,200
445,000	MGIC Investment Corp. 5.75%, 08/15/2023	465,025

		1,750,350

	Internet - 1.7%
3,160,000	Netflix, Inc. 5.88%, 02/15/2025	3,428,600
	Zayo Group LLC / Zayo Capital, Inc.
2,175,000	6.00%, 04/01/2023	2,272,875
835,000	6.38%, 05/15/2025	883,539

		6,585,014

	Iron/Steel - 2.0%
	AK Steel Corp.
640,000	7.63%, 05/15/2020	652,800
910,000	7.63%, 10/01/2021	947,537
1,095,000	8.38%, 04/01/2022	1,136,062
685,000	ArcelorMittal 7.25%, 02/25/2022	772,338
630,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(1)	639,450
	United States Steel Corp.
191,000	6.88%, 04/01/2021	194,581
1,036,000	7.38%, 04/01/2020	1,109,815
315,000	7.50%, 03/15/2022	325,241
1,650,000	8.38%, 07/01/2021(1)	1,831,500

		7,609,324

	IT Services - 0.5%
1,575,000	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, 12/15/2024(1)	1,773,844

	Lodging - 1.7%
1,285,000	Boyd Gaming Corp. 6.38%, 04/01/2026(1)	1,378,162
2,990,000	FelCor Lodging L.P. 6.00%, 06/01/2025	3,146,975
1,810,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	1,850,725

		6,375,862

	Machinery-Diversified - 0.7%
1,800,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	1,980,000
605,000	Gardner Denver, Inc. 6.88%, 08/15/2021(1)	603,488

		2,583,488

	Media - 11.4%
685,000	CBS Radio, Inc. 7.25%, 11/01/2024(1)	713,681
	CCO Holdings LLC / CCO Holdings Capital Corp.
105,000	5.13%, 02/15/2023	108,938
2,150,000	5.13%, 05/01/2023(1)	2,230,625

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 495,000	5.75%, 09/01/2023	$518,513
190,000	5.75%, 01/15/2024	199,500
1,610,000	5.75%, 02/15/2026(1)	1,706,098
3,935,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.13%, 12/15/2021(1)	3,984,975
560,000	Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	561,400
	CSC Holdings LLC
2,580,000	5.25%, 06/01/2024	2,592,900
600,000	10.13%, 01/15/2023(1)	695,628
705,000	10.88%, 10/15/2025(1)	838,950
	DISH DBS Corp.
1,250,000	5.00%, 03/15/2023	1,229,687
3,290,000	6.75%, 06/01/2021	3,534,710
2,162,000	7.88%, 09/01/2019	2,380,902
	Gray Television, Inc.
560,000	5.13%, 10/15/2024(1)	550,200
400,000	5.88%, 07/15/2026(1)	397,500
3,855,000	Liberty Interactive LLC 8.25%, 02/01/2030	4,047,750
925,000	Quebecor Media, Inc. 5.75%, 01/15/2023	968,938
2,330,000	SFR Group S.A. 7.38%, 05/01/2026(1)	2,391,162
	Sinclair Television Group, Inc.
590,000	5.13%, 02/15/2027(1)	555,706
1,005,000	5.88%, 03/15/2026(1)	1,007,512
	TEGNA, Inc.
2,820,000	4.88%, 09/15/2021(1)	2,890,500
1,250,000	5.13%, 10/15/2019	1,281,250
270,000	5.50%, 09/15/2024(1)	273,544
1,310,000	6.38%, 10/15/2023	1,385,325
2,175,000	Tribune Media Co. 5.88%, 07/15/2022	2,196,750
2,330,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 01/15/2023(1)	2,423,200
990,000	Videotron Ltd. 5.00%, 07/15/2022	1,029,600

		42,695,444

	Metal Fabricate/Hardware - 0.5%
	Novelis Corp.
650,000	5.88%, 09/30/2026(1)	659,750
1,200,000	6.25%, 08/15/2024(1)	1,263,000

		1,922,750

	Mining - 1.9%
	Anglo American Capital plc
250,000	4.13%, 04/15/2021(1)	253,750
200,000	4.13%, 09/27/2022(1)	201,780
1,120,000	4.88%, 05/14/2025(1)	1,134,000
376,000	9.38%, 04/08/2019(1)	427,230
1,975,000	Constellium N.V. 7.88%, 04/01/2021(1)	2,120,656
1,290,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,351,275
95,000	New Gold, Inc. 6.25%, 11/15/2022(1)	95,238
	Teck Resources Ltd.
470,000	8.00%, 06/01/2021(1)	518,175
975,000	8.50%, 06/01/2024(1)	1,134,656

		7,236,760

	Miscellaneous Manufacturing - 1.0%
3,775,000	Bombardier, Inc. 6.13%, 01/15/2023(1)	3,690,063

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Office/Business Equipment - 0.5%
	CDW LLC / CDW Finance Corp.
$ 405,000	5.00%, 09/01/2023	$413,100
1,330,000	6.00%, 08/15/2022	1,403,150

		1,816,250

	Oil & Gas - 13.1%
	Antero Resources Corp.
470,000	5.38%, 11/01/2021	482,338
1,055,000	5.63%, 06/01/2023	1,076,100
2,460,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)	2,521,500
4,610,000	California Resources Corp. 8.00%, 12/15/2022(1)	4,102,900
375,000	Callon Petroleum Co. 6.13%, 10/01/2024(1)	397,031
	Concho Resources, Inc.
1,740,000	5.50%, 10/01/2022	1,807,425
460,000	5.50%, 04/01/2023	477,250
	Continental Resources, Inc.
500,000	3.80%, 06/01/2024	466,875
250,000	4.50%, 04/15/2023	246,875
1,935,000	4.90%, 06/01/2044	1,702,800
1,415,000	5.00%, 09/15/2022	1,443,300
2,665,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)	2,911,512
205,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(1)	204,744
1,385,000	Energen Corp. 4.63%, 09/01/2021	1,376,344
1,640,000	Ensco plc 5.75%, 10/01/2044	1,316,100
	Laredo Petroleum, Inc.
1,380,000	5.63%, 01/15/2022	1,400,700
1,185,000	6.25%, 03/15/2023	1,239,806
855,000	7.38%, 05/01/2022	890,269
	Matador Resources Co.
1,375,000	6.88%, 04/15/2023	1,450,625
405,000	6.88%, 04/15/2023(1)	427,275
	MEG Energy Corp.
1,000,000	6.38%, 01/30/2023(1)	930,000
1,210,000	6.50%, 01/15/2025(1)	1,222,100
1,935,000	7.00%, 03/31/2024(1)	1,818,900
	Noble Holding International Ltd.
1,310,000	6.20%, 08/01/2040	1,021,800
1,395,000	7.75%, 01/15/2024	1,386,281
425,000	PDC Energy, Inc. 6.13%, 09/15/2024(1)	444,125
	QEP Resources, Inc.
2,135,000	5.25%, 05/01/2023	2,124,325
200,000	5.38%, 10/01/2022	202,000
235,000	6.80%, 03/01/2020	246,750
	Rice Energy, Inc.
660,000	6.25%, 05/01/2022	684,750
500,000	7.25%, 05/01/2023	536,250
930,000	Rowan Cos., Inc. 5.85%, 01/15/2044	767,250
1,040,000	RSP Permian, Inc. 6.63%, 10/01/2022	1,098,500
	SM Energy Co.
1,745,000	5.00%, 01/15/2024	1,662,112
15,000	5.63%, 06/01/2025	14,625
240,000	6.13%, 11/15/2022	247,800
115,000	6.50%, 11/15/2021	118,594
210,000	6.75%, 09/15/2026	218,400

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Transocean, Inc.
$ 385,000	6.80%, 03/15/2038	$309,925
115,000	7.50%, 04/15/2031	101,991
470,000	9.10%, 12/15/2041	453,550
	Tullow Oil plc
1,650,000	6.00%, 11/01/2020(1)	1,563,375
1,340,000	6.25%, 04/15/2022(1)	1,239,500
	WPX Energy, Inc.
1,920,000	5.25%, 09/15/2024	1,890,605
1,410,000	6.00%, 01/15/2022	1,466,400
1,250,000	8.25%, 08/01/2023	1,421,875

		49,133,552

	Oil & Gas Services - 0.3%
	Weatherford International Ltd.
335,000	5.95%, 04/15/2042	262,034
880,000	6.50%, 08/01/2036	745,800
335,000	7.00%, 03/15/2038	289,775

		1,297,609

	Packaging & Containers - 4.6%
1,840,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(1)(4)	1,869,900
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,395,000	6.00%, 06/30/2021(1)	1,436,850
625,000	6.75%, 01/31/2021(1)	646,094
1,581,000	7.25%, 05/15/2024(1)	1,693,646
EUR 315,000	Ball Corp. 3.50%, 12/15/2020	375,747
$ 1,865,000	Berry Plastics Corp. 6.00%, 10/15/2022	1,974,569
2,170,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	2,206,076
	Owens-Brockway Glass Container, Inc.
1,895,000	5.88%, 08/15/2023(1)	1,994,487
1,550,000	6.38%, 08/15/2025(1)	1,648,812
154,323	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 8.25%, 02/15/2021	158,876
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
2,430,000	5.13%, 07/15/2023(1)	2,485,161
815,000	7.00%, 07/15/2024(1)	868,383

		17,358,601

	Pharmaceuticals - 4.0%
	Endo Finance LLC
2,095,000	6.00%, 07/15/2023(1)	1,785,987
2,985,000	6.00%, 02/01/2025(1)	2,429,044
1,692,000	PRA Holdings, Inc. 9.50%, 10/01/2023(1)	1,878,120
2,055,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(1)	2,078,119
	Valeant Pharmaceuticals International, Inc.
1,155,000	5.50%, 03/01/2023(1)	874,912
6,280,000	5.88%, 05/15/2023(1)	4,780,650
1,000,000	6.13%, 04/15/2025(1)	748,750
435,000	Vizient, Inc. 10.38%, 03/01/2024(1)	494,813

		15,070,395

	Pipelines - 1.1%
	Energy Transfer Equity L.P.
670,000	5.50%, 06/01/2027	693,450
1,907,000	7.50%, 10/15/2020	2,140,608
1,070,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	1,168,975

		4,003,033

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	REITS - 0.3%
$ 1,095,000	Equinix, Inc. 5.88%, 01/15/2026	$1,163,438

	Retail - 1.8%
1,905,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	1,990,725
1,960,000	L Brands, Inc. 6.88%, 11/01/2035	1,911,000
1,595,000	Michaels Stores, Inc. 5.88%, 12/15/2020(1)	1,638,862
1,305,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)	1,331,100

		6,871,687

	Semiconductors - 1.5%
1,650,000	Entegris, Inc. 6.00%, 04/01/2022(1)	1,724,250
2,005,000	Micron Technology, Inc. 5.50%, 02/01/2025	2,015,025
	Sensata Technologies B.V.
1,005,000	5.00%, 10/01/2025(1)	1,004,497
770,000	5.63%, 11/01/2024(1)	808,015

		5,551,787

	Software - 3.9%
1,135,000	Camelot Finance S.A. 7.88%, 10/15/2024(1)	1,200,263
	Change Healthcare Holdings, Inc.
1,035,000	6.00%, 02/15/2021(1)	1,094,513
1,625,000	11.00%, 12/31/2019	1,673,750
	First Data Corp.
1,835,000	5.38%, 08/15/2023(1)	1,890,050
2,110,000	5.75%, 01/15/2024(1)	2,175,937
2,305,000	7.00%, 12/01/2023(1)	2,444,452
544,000	Infor Software Parent LLC (cash) 7.13%, 05/01/2021(1)(4)	558,960
2,925,000	Infor US, Inc. 6.50%, 05/15/2022	3,001,781
475,000	RP Crown Parent LLC 7.38%, 10/15/2024(1)	498,750

		14,538,456

	Telecommunications - 7.8%
	Alcatel-Lucent USA, Inc.
3,070,000	6.45%, 03/15/2029	3,201,703
660,000	6.50%, 01/15/2028	686,400
	Altice Financing S.A.
235,000	6.50%, 01/15/2022(1)	244,988
1,570,000	6.63%, 02/15/2023(1)	1,644,575
2,900,000	7.50%, 05/15/2026(1)	3,059,500
	Frontier Communications Corp.
765,000	10.50%, 09/15/2022	797,038
1,280,000	11.00%, 09/15/2025	1,294,400
	Level 3 Financing, Inc.
2,365,000	5.25%, 03/15/2026(1)	2,356,131
1,880,000	5.38%, 08/15/2022	1,941,100
690,000	5.63%, 02/01/2023	705,525
1,435,000	Sprint Capital Corp. 6.88%, 11/15/2028	1,478,050
2,480,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	2,693,900
	Sprint Corp.
680,000	7.13%, 06/15/2024	710,600
2,660,000	7.25%, 09/15/2021	2,850,190
2,565,000	7.88%, 09/15/2023	2,802,263
	Wind Acquisition Finance S.A.
EUR 1,500,000	4.00%, 07/15/2020(1)	1,647,732
$ 1,190,000	4.75%, 07/15/2020(1)	1,210,825

		29,324,920

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Trucking & Leasing - 0.5%
	Park Aerospace Holdings Ltd.
$ 1,105,000	5.25%, 08/15/2022(1)(9)	$1,132,625
805,000	5.50%, 02/15/2024(1)(9)	826,735

		1,959,360

	Total Corporate Bonds (cost $341,024,269)	349,499,109

Senior Floating Rate Interests - 0.4%(11)
	Insurance - 0.1%
485,000	Asurion LLC 8.50%, 03/03/2021	491,669

	Machinery-Diversified - 0.3%
1,005,268	Gardner Denver, Inc. 4.56%, 07/30/2020	993,033

	Total Senior Floating Rate Interests (cost $1,478,066)	1,484,702

Convertible Bonds - 2.1%
	Commercial Services - 0.1%
325,000	Cardtronics, Inc. 1.00%, 12/01/2020	383,500

	Home Builders - 0.2%
873,000	M/I Homes, Inc. 3.00%, 03/01/2018	889,369

	Insurance - 0.3%
670,000	MGIC Investment Corp. 2.00%, 04/01/2020	1,028,450

	Internet - 0.5%
870,000	Zillow Group, Inc. 2.00%, 12/01/2021(1)	874,894
870,000	Priceline Group, Inc. 0.90%, 09/15/2021	938,512

		1,813,406

	Media - 0.5%
770,000	DISH Network Corp. 3.38%, 08/15/2026(1)	899,456
940,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(1)	954,688

		1,854,144

	Oil & Gas - 0.2%
1,645,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	608,650
130,000	PDC Energy, Inc. 1.13%, 09/15/2021	146,413

		755,063

	Semiconductors - 0.3%
705,000	Microchip Technology, Inc. 1.63%, 02/15/2025	954,834

	Total Convertible Bonds (cost $8,579,636)	7,678,766

Common Stocks - 0.8%
	Energy - 0.4%
104,555,002	KCA Deutag*(1)(2)(10)	1,313,525

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
35,700	Endo International plc*	436,968

	Utilities - 0.3%
3,200,000	TCEH Corp.*(2)(10)	3

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

78,357	Vistra Energy Corp.*		$1,270,167

			1,270,170

	Total Common Stocks (cost $4,258,696)		3,020,663

	Total Long-Term Investments (cost $356,256,588)		361,683,240
Short-Term Investments - 2.9%
	Other Investment Pools & Funds - 2.9%
10,891,218	Fidelity Institutional Government Fund, Institutional Class		10,891,218

	Total Short-Term Investments (cost $10,891,218)		10,891,218

	Total Investments (cost $367,147,806)^	99.3%	$372,574,458
	Other Assets and Liabilities	0.7%	2,699,099

	Total Net Assets	100.0%	$375,273,557

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$13,676,905
Unrealized Depreciation	(8,250,253)

Net Unrealized Appreciation	$5,426,652

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $172,660,685, which represents 46.0% of total net assets.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $1,313,528, which represents 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $7,325,009, which represents 2.0% of total net assets.
(8)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $6,761,162 at January 31, 2017.
(10)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	104,555,002	KCA Deutag	$1,416,929
10/2016	3,200,000	TCEH Corp.	—
10/2016	1,460,000	Texas Competitive Electric Holdings Co. LLC	—

			$1,416,929

At January 31, 2017, the aggregate value of these securities was $1,313,528, which represents 0.4% of total net assets.

(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2017.

OTC Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on single-name issues:
Sell protection:
Genworth Holding, Inc.	GSC	USD	445,000	5.00%/7.33%	12/20/21	$—	$(24,406)	$(35,995)	$(11,589)
Genworth Holding, Inc.	GSC	USD	425,000	5.00%/7.33%	12/20/21	—	(21,191)	(34,379)	(13,188)
Genworth Holding, Inc.	GSC	USD	430,000	5.00%/7.33%	12/20/21	—	(21,416)	(34,783)	(13,367)

Total						$—	$(67,013)	$(105,157)	$(38,144)

Total single-name issues						$—	$(67,013)	$(105,157)	$(38,144)

Total OTC contracts						$—	$(67,013)	$(105,157)	$(38,144)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.27	USD	11,950,000	(5.00%)	12/20/21	$493,886	$791,011	$297,125

Total					$493,886	$791,011	$297,125

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
EUR	Buy	02/28/17	CSFB	$838,573	$838,554	$(19)
EUR	Sell	02/28/17	UBS	4,805,538	4,863,825	(58,287)

Total						$(58,306)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CSFB	Credit Suisse First Boston Corp.
GSC	Goldman Sachs & Co.
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
OTC	Over-the-Counter
PIK	Pay on Kind

The Hartford High Yield Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	$—
Corporate Bonds	349,499,109	—	349,499,109	—
Senior Floating Rate Interests	1,484,702	—	1,484,702	—
Convertible Bonds	7,678,766	—	7,678,766	—
Common Stocks
Energy	1,313,525	—	—	1,313,525
Pharmaceuticals, Biotechnology & Life Sciences	436,968	436,968	—	—
Utilities	1,270,170	1,270,167	—	3
Short-Term Investments	10,891,218	10,891,218	—	—
Swaps - Credit Default(2)	297,125	—	297,125	—

Total	$372,871,583	$12,598,353	$358,959,702	$1,313,528

Liabilities
Foreign Currency Contracts(2)	$(58,306)	$—	$(58,306)	$—
Swaps - Credit Default(2)	(38,144)	—	(38,144)	—

Total	$(96,450)	$—	$(96,450)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

The Hartford Inflation Plus Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 2.7%
	Asset-Backed - Finance & Insurance - 0.2%
$ 1,360,000	HSI Asset Securitization Corp. Trust 1.04%, 02/25/2036(1)	$1,217,354

	Asset-Backed - Home Equity - 0.1%
806,665	GSAA Home Equity Trust 5.99%, 06/25/2036(1)	405,629
747,774	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(2)	450,965

		856,594

	Whole Loan Collateral CMO - 2.4%
968,763	Adjustable Rate Mortgage Trust 1.04%, 11/25/2035(1)	899,696
334,166	Banc of America Alternative Loan Trust 6.23%, 10/25/2036(2)	201,586
1,339,902	Banc of America Funding Trust 6.05%, 10/25/2036(2)	1,110,534
475,924	Bear Stearns Adjustable Rate Mortgage Trust 2.83%, 10/25/2035(1)	457,927
819,685	Chase Mortgage Finance Trust 3.19%, 12/25/2035(1)	782,369
559,223	Deutsche Alt-A Securities Mortgage Loan Trust 0.92%, 12/25/2036(1)	454,490
269,590	GreenPoint Mortgage Funding Trust 1.97%, 10/25/2045(1)	208,772
844,775	GSR Mortgage Loan Trust 3.24%, 10/25/2035(1)	738,681
	HarborView Mortgage Loan Trust
681,937	0.96%, 01/19/2038(1)	593,540
672,405	1.77%, 10/25/2037(1)	628,333
3,063,118	IndyMac Index Mortgage Loan Trust 1.06%, 01/25/2036(1)	1,960,286
1,301,790	JP Morgan Mortgage Trust 3.18%, 01/25/2037(1)	1,192,652
639,105	Luminent Mortgage Trust 0.97%, 10/25/2046(1)	548,663
1,357,217	MASTR Adjustable Rate Mortgages Trust 1.01%, 05/25/2037(1)	837,710
127,380	Residential Asset Securitization Trust 1.22%, 03/25/2035(1)	99,984
	Residential Funding Mortgage Securities, Inc.
301,420	3.74%, 02/25/2036(1)	272,661
557,785	6.00%, 07/25/2037	514,266
779,896	Structured Adjustable Rate Mortgage Loan Trust 3.22%, 06/25/2035(1)	682,810
	WaMu Mortgage Pass-Through Certificates Trust
777,181	1.19%, 06/25/2044(1)	724,507
832,782	1.39%, 12/25/2046(1)	697,335
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
274,501	0.86%, 02/25/2037(1)	175,002
958,925	1.43%, 11/25/2046(1)	700,841

		14,482,645

	Total Asset & Commercial Mortgage Backed Securities (cost $16,886,235)	16,556,593

Foreign Government Obligations - 2.8%
	Argentina - 0.1%
ARS 10,001,398	Argentina Treasury Bond 2.25%, 04/28/2020(3)	632,682

	Brazil - 0.6%
BRL 11,708,878	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2022(3)	3,734,787

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Colombia - 0.8%
	Colombian TES
COP 8,270,452,512	3.50%, 03/10/2021(3)	$2,933,278
4,791,611,376	4.75%, 02/23/2023(3)	1,809,320

		4,742,598

	Russia - 0.6%
RUB 216,433,338	Russian Federal Inflation Linked Bond 2.50%, 08/16/2023(3)	3,458,468

	South Africa - 0.2%
ZAR 19,474,327	South Africa Government Bond - CPI Linked 1.88%, 02/28/2033(3)	1,400,099

	Thailand - 0.5%
THB 113,000,000	Bank of Thailand 1.49%, 02/17/2018(1)	3,206,909

	Total Foreign Government Obligations (cost $16,889,251)	17,175,543

Senior Floating Rate Interests - 5.2%(4)
	Aerospace/Defense - 0.2%
$ 506,618	BE Aerospace, Inc. 3.94%, 12/16/2021	508,392
602,873	TransDigm, Inc. 3.78%, 06/09/2023	601,094

		1,109,486

	Airlines - 0.2%
330,000	American Airlines, Inc. 3.28%, 04/28/2023	331,769
987,500	Delta Air Lines, Inc. 3.28%, 08/24/2022	996,002

		1,327,771

	Auto Manufacturers - 0.1%
841,416	Chrysler Group LLC 3.53%, 05/24/2017	841,677

	Chemicals - 0.2%
95,395	Chemours Co. 3.78%, 05/12/2022	95,038
298,627	Huntsman International LLC 3.93%, 04/01/2023	301,332
564,805	Ineos U.S. Finance LLC 3.75%, 05/04/2018	564,878
184,075	Nexeo Solutions LLC 5.26%, 06/09/2023	185,456
120,000	Univar, Inc. 0.00%, 07/01/2022(5)	119,756

		1,266,460

	Commercial Services - 0.2%
150,000	Conduent, Inc. 6.25%, 12/07/2023	152,562
105,000	DigitalGlobe, Inc. 3.53%, 01/15/2024	105,612
62,128	Global Payments, Inc. 3.28%, 04/22/2023	62,672
199,000	Hertz Corp. 3.53%, 06/30/2023	199,404
148,875	KAR Auction Services, Inc. 4.50%, 03/09/2023	150,596
145,000	Quikrete Holdings, Inc. 4.02%, 11/15/2023	146,713
223,875	Russell Investment Group 6.75%, 06/01/2023	226,953

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 173,663	TransUnion LLC 3.28%, 04/09/2023	$174,423

		1,218,935

	Construction Materials - 0.1%
500,000	ABC Supply Co., Inc. 3.53%, 10/31/2023	504,020

	Diversified Financial Services - 0.2%
685,000	AerCap Holdings N.V. 3.25%, 10/06/2023	689,281
434,248	RPI Finance Trust 3.50%, 10/14/2022	437,614
395,000	Telenet International Finance S.a.r.l. 3.77%, 01/31/2025	398,385

		1,525,280

	Electric - 0.1%
442,775	Calpine Corp. 3.75%, 05/31/2023	445,051

	Energy-Alternate Sources - 0.2%
752,446	MEG Energy Corp. 4.54%, 12/31/2023	756,208
180,000	TEX Operations Co. LLC 5.00%, 08/04/2023	180,788

		936,996

	Environmental Control - 0.0%
133,200	Advanced Disposal Services, Inc. 3.50%, 11/10/2023	134,390

	Food - 0.2%
263,677	Albertsons LLC 4.25%, 12/22/2022	265,491
110,952	B&G Foods, Inc. 3.77%, 11/02/2022	111,923
	JBS USA LLC
320,000	0.00%, 10/30/2022(5)	320,665
331,650	4.00%, 10/30/2022	332,340

		1,030,419

	Healthcare-Products - 0.0%
100,000	Kinetic Concepts, Inc. 0.00%, 01/25/2024(5)	100,000
104,738	Revlon Consumer Products Corp. 4.31%, 09/07/2023	105,563

		205,563

	Healthcare-Services - 0.3%
207,900	Acadia Healthcare Company, Inc. 3.78%, 02/16/2023	209,632
	Community Health Systems, Inc.
106,231	3.75%, 12/31/2019	100,762
195,463	4.00%, 01/27/2021	184,672
245,000	Envision Healthcare Corp. 4.00%, 12/01/2023	247,374
300,000	inVentiv Health, Inc. 4.75%, 11/09/2023	302,499
329,424	MPH Acquisition Holdings LLC 5.00%, 06/07/2023	334,022
190,000	Team Health, Inc. 0.00%, 01/17/2024(5)	189,645

		1,568,606

	Household Products/Wares - 0.0%
290,000	Galleria Co. 3.81%, 09/29/2023	291,450

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Insurance - 0.1%
	Asurion LLC
$ 148,579	4.03%, 07/08/2020	$149,848
573,563	4.75%, 11/03/2023	579,178

		729,026

	IT Services - 0.1%
827,458	IMS Health, Inc. 3.52%, 03/17/2021	832,216

	Lodging - 0.1%
194,513	Boyd Gaming Corp. 3.76%, 09/15/2023	196,518
169,150	Station Casinos LLC 3.27%, 06/08/2023	169,679

		366,197

	Media - 0.3%
114,713	Camelot UK Holdings Co., Ltd. 4.75%, 10/03/2023	115,668
297,750	Charter Communications Operating LLC 3.03%, 01/15/2024	298,700
301,875	CSC Holdings LLC 3.77%, 10/11/2024	303,762
329,175	Numericable U.S. LLC 4.29%, 01/14/2025	331,851
275,000	UPC Financing Partnership 3.77%, 08/31/2024	275,000
673,321	Virgin Media Investment Holdings Ltd. 3.52%, 01/31/2025	677,112

		2,002,093

	Mining - 0.1%
361,167	Minerals Technologies, Inc. 3.78%, 05/09/2021	364,327

	Oil & Gas - 0.2%
110,000	Chesapeake Energy Corp. 8.50%, 08/23/2021	120,266
1,200,250	Energy Transfer Equity L.P. 3.39%, 12/02/2019	1,199,350

		1,319,616

	Packaging & Containers - 0.3%
495,491	Berry Plastics Holding Corp. 3.50%, 02/08/2020	495,491
165,000	Flex Acquisition Company, Inc. 4.25%, 12/29/2023	166,341
968,624	Reynolds Group Holdings, Inc. 4.25%, 02/05/2023	970,949

		1,632,781

	Pharmaceuticals - 0.1%
400,950	Endo Luxembourg Finance Co. I S.a r.l. 3.81%, 09/26/2022	399,615

	Real Estate - 0.1%
458,835	DTZ U.S. Borrower LLC 4.26%, 11/04/2021	461,345

	Real Estate Investment Trusts - 0.1%
EUR 210,000	Equinix, Inc. 0.00%, 12/09/2023(5)	230,202
$ 263,013	MGM Growth Properties LLC 3.53%, 04/25/2023	265,127

		495,329

	Retail - 0.2%
300,000	Bass Pro Group LLC 5.97%, 12/16/2023	290,484
243,664	Coty, Inc. 3.27%, 10/27/2022	246,303

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 129,350	Harbor Freight Tools USA, Inc. 3.78%, 08/19/2023	$129,882
319,649	Michaels Stores, Inc. 3.75%, 01/30/2023	317,766
179,550	Outerwall, Inc. 5.25%, 09/27/2023	181,739
184,075	Yum! Brands, Inc. 3.52%, 06/16/2023	186,779

		1,352,953

	Semiconductors - 0.1%
172,857	NXP B.V. 3.24%, 12/07/2020	173,583
214,463	ON Semiconductor Corp. 4.03%, 03/31/2023	216,697

		390,280

	Software - 0.8%
279,300	Dell, Inc. 4.03%, 09/07/2023	280,487
	First Data Corp.
446,918	3.78%, 03/24/2021	449,502
909,630	3.78%, 07/10/2022	915,697
749,429	Infor U.S., Inc. 3.75%, 06/03/2020	749,309
1,680,481	Magic Newco LLC 5.00%, 12/12/2018	1,684,329
244,445	SS&C Technologies, Inc. 4.03%, 07/08/2022	246,671
492,525	WEX, Inc. 4.28%, 07/01/2023	498,066

		4,824,061

	Telecommunications - 0.6%
630,000	Level 3 Financing, Inc. 3.51%, 05/31/2022	635,645
440,000	Sprint Communications, Inc. 0.00%, 01/13/2024(5)	440,550
994,900	Telesat Canada 4.78%, 11/17/2023	994,900
985,936	Univision Communications, Inc. 4.00%, 03/01/2020	988,125
	Zayo Group LLC
45,000	0.00%, 01/12/2024(5)	45,356
95,000	0.00%, 01/19/2024(5)	95,752
	Ziggo Financing Partnership
485,872	3.52%, 01/15/2022	486,329
56,179	4.07%, 01/15/2022	56,232

		3,742,889

	Trucking & Leasing - 0.0%
300,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 0.00%, 01/13/2022(5)	303,858

	Total Senior Floating Rate Interests (cost $31,399,103)	31,622,690

U.S. Government Agencies - 0.0%
	FNMA - 0.0%
957	10.50%, 12/01/2018	962

	Total U.S. Government Agencies (cost $977)	962

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

U.S. Government Securities - 82.8%
	U.S. Treasury Securities - 82.8%
	U.S. Treasury Bonds - 7.0%
$ 35,217,813	2.50%, 01/15/2029(3)		$43,024,933

			43,024,933

	U.S. Treasury Notes - 75.8%
42,808,062	0.13%, 04/15/2018(3)(6)		43,377,880
20,421,138	0.13%, 04/15/2019(3)		20,803,932
11,106,608	0.13%, 04/15/2020(3)		11,310,792
10,490,275	0.13%, 01/15/2022(3)		10,620,134
38,813,468	0.13%, 07/15/2022(3)		39,338,537
58,751,531	0.13%, 01/15/2023(3)		58,919,208
42,730,014	0.13%, 07/15/2024(3)		42,474,318
4,259,629	0.25%, 01/15/2025(3)		4,232,474
48,653,176	0.38%, 07/15/2023(3)		49,625,412
19,897,990	0.38%, 07/15/2025(3)		20,002,693
59,950,391	0.63%, 01/15/2024(3)		61,647,946
19,994,168	1.13%, 01/15/2021(3)		21,150,650
59,692,561	1.25%, 07/15/2020(3)		63,509,841
15,358,362	1.38%, 01/15/2020(3)		16,255,351

			463,269,168

	Total U.S. Government Securities (cost $500,708,099)		506,294,101

	Total Long-Term Investments (cost $565,883,665)		571,649,889
Short-Term Investments - 0.7%
	Other Investment Pools & Funds - 0.7%
4,248,178	Fidelity Institutional Government Fund, Institutional Class		4,248,178

	Total Short-Term Investments (cost $4,248,178)		4,248,178

	Total Investments (cost $570,131,843)^	94.2%	$575,898,067
	Other Assets and Liabilities	5.8%	35,639,171

	Total Net Assets	100.0%	$611,537,238

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$7,061,050
Unrealized Depreciation	(1,294,826)

Net Unrealized Appreciation	$5,766,224

(1)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(2)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(3)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(4)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2017.
(5)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(6)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Futures Contracts Outstanding at January 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	137	03/31/2017	$16,142,733	$16,147,805	$5,072

Short position contracts:
U.S. Treasury 2-Year Note Future	233	03/31/2017	$50,486,737	$50,513,672	$(26,935)

Total futures contracts					$(21,863)

OTC Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Sell protection:
CMBX.NA.AAA.6	MSC	USD	11,420,786	0.50%	05/11/63	$—	$(366,985)	$(5,421)	$361,564
CMBX.NA.AAA.6	UBS	USD	1,658,807	0.50%	05/11/63	—	(53,031)	(787)	52,244
CMBX.NA.AAA.6	CSI	USD	979,296	0.50%	05/11/63	—	(35,750)	(465)	35,285
CMBX.NA.AAA.6	MSC	USD	954,314	0.50%	05/11/63	—	(31,645)	(453)	31,192
CMBX.NA.AAA.6	DEUT	USD	929,332	0.50%	05/11/63	—	(31,222)	(441)	30,781
CMBX.NA.AAA.6	GSC	USD	1,756,737	0.50%	05/11/63	—	(28,568)	(859)	27,709
CMBX.NA.AAA.6	MSC	USD	794,429	0.50%	05/11/63	—	(26,690)	(377)	26,313
CMBX.NA.AAA.6	GSC	USD	589,576	0.50%	05/11/63	—	(19,380)	(280)	19,100
CMBX.NA.AAA.6	GSC	USD	554,601	0.50%	05/11/63	—	(18,621)	(263)	18,358

Total						$—	$(611,892)	$(9,346)	$602,546

Total traded indices						$—	$(611,892)	$(9,346)	$602,546

Total OTC contracts						$—	$(611,892)	$(9,346)	$602,546

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.40% Fixed	CPURNSA	USD	16,050,000	01/15/18	$—	$—	$10,822	$10,822
BCLY	2.29% Fixed	CPURNSA	USD	29,572,000	01/15/22	—	—	6,346	6,346
BOA	2.12% Fixed	CPURNSA	USD	9,480,000	01/15/24	—	—	79,148	79,148
DEUT	1.44% Fixed	CPURNSA	USD	16,190,000	09/11/20	—	—	463,711	463,711

Total						$—	$—	$560,027	$560,027

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

12M Federal Funds Rate	0.94% Fixed	USD	13,439,000	08/22/24	$—	$—	$825,966	$825,966
12M Federal Funds Rate	1.03% Fixed	USD	9,012,000	09/06/26	—	—	711,029	711,029
12M Federal Funds Rate	1.00% Fixed	USD	3,322,000	09/29/26	97,295	—	276,059	178,764

Total					$97,295	$—	$1,813,054	$1,715,759

Bond Forward Contracts Outstanding at January 31, 2017
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)

BOA	U.S. Treasury Bonds, 0.13%, 07/15/2024	USD	11,790,581	02/28/2017	$19,441
BOA	U.S. Treasury Bonds, 2.38%, 01/15/2025	USD	24,642,784	02/15/2017	92,884
BOA	U.S. Treasury Bonds, 2.38%, 01/15/2027	USD	14,599,610	02/28/2017	68,498

Total					$180,823

Foreign Currency Contracts Outstanding at January 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

BRL	Buy	03/15/17	MSC	$4,273,903	$4,346,551	$72,648
BRL	Sell	03/15/17	MSC	2,123,574	2,137,350	(13,776)
BRL	Sell	03/15/17	SSG	5,407,167	5,856,375	(449,208)
CAD	Buy	02/28/17	BMO	1,255,768	1,264,509	8,741
CHF	Sell	02/28/17	SCB	3,784,390	3,825,214	(40,824)
COP	Sell	03/15/17	BCLY	1,233,393	1,229,104	4,289
COP	Sell	03/15/17	SSG	3,128,150	3,230,202	(102,052)
EUR	Sell	02/28/17	UBS	6,398,486	6,476,094	(77,608)
GBP	Sell	02/28/17	MSC	5,051,230	5,058,350	(7,120)
JPY	Sell	02/28/17	BCLY	8,687,000	8,750,832	(63,832)
JPY	Sell	04/14/17	SSG	35,494,659	36,865,265	(1,370,606)
RUB	Sell	03/15/17	JPM	3,391,192	3,483,374	(92,182)
THB	Sell	03/15/17	JPM	3,176,973	3,211,719	(34,746)
ZAR	Sell	03/15/17	CBK	1,380,028	1,411,419	(31,391)

Total						$(2,197,667)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
RUB	Russian Ruble
THB	Thai Baht
ZAR	South African Rand

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
FNMA	Federal National Mortgage Association
OTC	Over-the-Counter

The Hartford Inflation Plus Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$16,556,593	$—	$16,556,593	$—
Foreign Government Obligations	17,175,543	—	17,175,543	—
Senior Floating Rate Interests	31,622,690	—	31,622,690	—
U.S. Government Agencies	962	—	962	—
U.S. Government Securities	506,294,101	—	506,294,101	—
Short-Term Investments	4,248,178	4,248,178	—	—
Bond Forward Contracts(2)	180,823	—	180,823	—
Foreign Currency Contracts(2)	85,678	—	85,678	—
Futures Contracts(2)	5,072	5,072	—	—
Swaps - Credit Default(2)	602,546	—	602,546	—
Swaps - Interest Rate(2)	2,275,786	—	2,275,786	—

Total	$579,047,972	$4,253,250	$574,794,722	$—

Liabilities
Foreign Currency Contracts(2)	$(2,283,345)	$—	$(2,283,345)	$—
Futures Contracts(2)	(26,935)	(26,935)	—	—

Total	$(2,310,280)	$(26,935)	$(2,283,345)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford International Equity Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.1%
	Argentina - 0.5%
2,726	Grupo Financiero Galicia S.A. ADR	$84,697
2,833	YPF Sociedad Anonima ADR	61,391

		146,088

	Australia - 3.5%
4,425	Australia & New Zealand Banking Group Ltd.	98,316
1,648	BHP Billiton Ltd. ADR	68,046
7,832	BHP Billiton plc	142,838
2,050	Commonwealth Bank of Australia	127,018
4,645	Dexus Property Group REIT	31,643
7,175	Goodman Group REIT	37,678
8,717	GPT Group REIT	30,956
9,120	Insurance Australia Group Ltd.	39,913
18,882	Mirvac Group REIT	29,085
4,195	National Australia Bank Ltd.	96,469
15,284	Resolute Mining Ltd.	17,009
30,912	South32 Ltd.	64,698
10,581	Stockland REIT	34,917
4,425	Suncorp Group Ltd.	43,750
13,075	Telstra Corp. Ltd.	49,607
15,018	Vicinity Centres REIT	32,587
2,332	Wesfarmers Ltd.	71,241
10,026	Western Areas Ltd.*	18,720
4,560	Westpac Banking Corp.	109,775

		1,144,266

	Austria - 0.1%
1,779	Zumtobel Group AG	29,886

	Belgium - 1.5%
1,488	Ageas	63,712
5,883	AGFA-Gevaert N.V.*	23,205
2,207	Anheuser-Busch InBev N.V.	230,451
1,193	Orange Belgium S.A.*	26,923
885	Proximus S.A.	25,417
1,501	UCB S.A.	103,674

		473,382

	Brazil - 3.6%
36,175	BR Malls Participacoes S.A.*	168,413
5,800	Cia de Saneamento do Parana (Preference Shares)	25,953
3,000	Cia Paranaense de Energia (Preference Shares)	30,608
10,400	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	42,741
11,400	Itau Unibanco Holding S.A. (Preference Shares)	134,726
12,805	Itau Unibanco Holding S.A. ADR	151,227
54,597	Kroton Educacional S.A.	234,079
4,253	Localiza Rent a Car S.A.	49,736
80	Petro Rio S.A.*	665
16,509	Petroleo Brasileiro S.A. ADR*	169,382
5,900	Sao Martinho S.A.	38,309
1,600	Telefonica Brasil S.A. (Preference Shares)	23,697
27,700	Usinas Siderurgicas de Minas Gerais S.A. Class A, (Preference Shares)*	46,151
4,552	Vale S.A. ADR	46,339

		1,162,026

	Canada - 6.5%
580	Atco Ltd. Class I	20,423
1,139	Bank of Montreal	86,157
1,751	Bank of Nova Scotia	104,636
1,860	Barrick Gold Corp.	34,277
710	BCE, Inc.	32,007
4,850	Cameco Corp.	61,759
830	Canadian Imperial Bank of Commerce	70,680
390	Canadian National Railway Co.	27,106

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

305	Canadian Tire Corp. Ltd. Class A	$32,437
825	Canadian Utilities Ltd. Class A	23,484
6,250	Centerra Gold, Inc.	30,884
1,270	CI Financial Corp.	26,547
4,038	Descartes Systems Group, Inc.*	88,161
10,357	Eldorado Gold Corp.*	36,560
465	Emera, Inc.	16,238
4,500	EnCana Corp.	57,441
7,541	First Quantum Minerals Ltd.	95,099
1,390	Fortis, Inc.	44,694
165	Franco-Nevada Corp.	10,732
298	George Weston Ltd.	25,416
1,075	Gildan Activewear, Inc.	28,121
1,282	Great-West Lifeco, Inc.	35,132
1,129	H&R REIT	19,574
685	IGM Financial, Inc.	21,051
600	Industrial Alliance Insurance & Financial Services, Inc.	25,245
527	Intact Financial Corp.	38,479
8,700	Ivanhoe Mines Ltd. Class A*	26,543
6,139	Kinross Gold Corp.*	23,942
4,876	Klondex Mines Ltd.*	24,132
786	Loblaw Cos. Ltd.	41,310
2,060	Magna International, Inc.	89,112
4,100	Manulife Financial Corp.	78,613
1,075	Metro, Inc.	32,657
1,090	National Bank of Canada	47,051
1,781	Northern Dynasty Minerals Ltd.*	5,160
1,080	Open Text Corp.	36,967
1,947	Painted Pony Petroleum Ltd.*	11,701
1,548	Power Corp. of Canada	36,319
1,194	Power Financial Corp.	31,023
14,551	Raging River Exploration, Inc.*	105,785
1,125	RioCan REIT	22,487
1,176	Rogers Communications, Inc. Class B	51,016
1,770	Royal Bank of Canada	127,263
1,501	Sun Life Financial, Inc.	59,244
945	TELUS Corp.	31,547
2,317	Toronto-Dominion Bank	120,030
4,950	Uranium Participation Corp.*	15,977

		2,110,219

	Chile - 0.4%
174,140	Banco de Chile	20,776
328	Banco de Credito e Inversiones	16,871
412,745	Banco Santander Chile	22,350
75,928	Colbun S.A.	14,645
27,159	Enel Generacion Chile S.A.	17,448
156,340	Enersis Americas S.A.	27,984
1,636,654	Itau CorpBanca	13,428

		133,502

	China - 4.8%
9,246	AAC Technologies Holdings, Inc.	94,954
3,267	Alibaba Group Holding Ltd. ADR*	330,980
948	Baidu, Inc. ADR*	165,966
1,209	BeiGene Ltd. ADR*	42,121
72,496	China Longyuan Power Group Corp. Ltd. Class H	59,216
48,000	CSPC Pharmaceutical Group Ltd.	54,022
80,000	Daphne International Holdings Ltd.*	7,168
32,117	ENN Energy Holdings Ltd.	158,335
14,910	Fuyao Glass Industry Group Co., Ltd. Class H(1)	44,070
22,288	Gree Electric Appliances, Inc. of Zhuhai Class A	83,539
13,200	Hangzhou Hikvision Digital Technology Co., Ltd. Class A	50,148
28,000	Huadian Fuxin Energy Corp. Ltd. Class H	6,502
1,111	Kweichow Moutai Co., Ltd. Class A	55,637
218	NetEase, Inc. ADR	55,350
61,960	PICC Property & Casualty Co., Ltd. Class H	93,662

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

29,600	Semiconductor Manufacturing International Corp.*	$40,589
6,895	Tencent Holdings Ltd.	180,272
22,000	TravelSky Technology Ltd. Class H	49,417

		1,571,948

	Colombia - 0.1%
35,375	Grupo Aval Acciones y Valores S.A. (Preference Shares)	14,454
1,625	Grupo de Inversiones Suramericana S.A.	21,668

		36,122

	Czech Republic - 0.1%
1,195	CEZ AS	20,468

	Denmark - 0.7%
1,600	D/S Norden A/S*	28,453
1,851	DSV A/S	90,013
161	H. Lundbeck A/S*	6,915
851	ISS A/S	30,303
648	Pandora A/S	84,920

		240,604

	Finland - 0.4%
1,686	Kone Oyj Class B	76,226
10,132	Nokia Oyj	45,494

		121,720

	France - 7.5%
8,381	Air France-KLM*	44,282
4,490	Alstom S.A.*	127,401
5,486	BNP Paribas S.A.	350,949
1,312	Capgemini S.A.	106,821
3,855	Cie de Saint-Gobain	189,418
490	Cie Generale des Etablissements Michelin	52,642
3,952	Coface S.A.*	25,543
3,426	Engie S.A.	41,018
776	Essilor International S.A.	91,037
240	Fonciere Des Regions REIT	20,005
275	ICADE REIT	19,496
260	Imerys S.A.	20,880
925	Klepierre REIT	35,125
431	L’Oreal S.A.	78,363
795	Lagardere SCA	19,946
1,043	Legrand S.A.	60,579
1,086	Metropole Television S.A.	21,347
4,415	Orange S.A.	68,540
297	Renault S.A.	26,743
2,762	Rexel S.A.	48,172
2,391	Schneider Electric SE	171,086
1,564	Societe Generale S.A.	76,460
282	Sopra Steria Group	32,696
3,894	Television Francaise	42,899
139	Thales S.A.	13,040
9,056	Total S.A.	458,190
1,339	Valeo S.A.	81,839
442	Vicat S.A.	26,848
1,030	Vinci S.A.	72,200

		2,423,565

	Germany - 4.7%
2,146	Beiersdorf AG	190,390
1,789	Deutsche Bank AG*	35,728
4,211	Deutsche Lufthansa AG	56,253
2,065	Deutsche Post AG	69,312
5,300	Deutsche Telekom AG	92,787
32,199	E.ON SE	248,032
882	Hamburger Hafen und Logistik AG	17,979
280	Hannover Rueck SE	30,842
770	HeidelbergCement AG	74,385

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

4,691	Infineon Technologies AG	$86,321
2,967	Innogy SE*(1)	101,483
3,499	Kontron AG*	10,996
425	Merck KGaA	46,891
1,286	METRO AG	44,008
350	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	65,907
1,356	Rheinmetall AG	104,061
1,702	RWE AG*	22,662
968	Salzgitter AG	37,150
2,688	TUI AG	39,450
3,547	Zalando SE*(1)	140,280

		1,514,917

	Greece - 0.5%
19,821	Alpha Bank A.E.*	35,174
10,055	Hellenic Telecommunications Organization S.A.	91,196
3,792	OPAP S.A.	33,566

		159,936

	Hong Kong - 3.3%
30,340	AIA Group Ltd.	187,845
35,635	AMVIG Holdings Ltd.	12,263
12,325	BOC Hong Kong Holdings Ltd.	49,274
9,190	China Mobile Ltd.	103,412
5,805	CK Hutchison Holdings Ltd.	69,574
5,033	CLP Holdings Ltd.	49,125
2,500	Dah Sing Financial Holdings Ltd.	19,304
627,000	G-Resources Group Ltd.	11,174
2,402	Hang Seng Bank Ltd.	48,960
5,460	Henderson Land Development Co., Ltd.	30,139
17,000	HKT Trust & HKT Ltd. UNIT	23,748
5,250	Hongkong Land Holdings Ltd.	35,457
4,609	Hysan Development Co., Ltd.	21,005
216,000	NetMind Financial Holdings Ltd.*	1,411
52,000	New World Department Store China Ltd.*	7,488
27,830	New World Development Co., Ltd.	32,110
160,000	Pacific Basin Shipping Ltd.*	29,839
33,770	PCCW Ltd.	20,497
34,307	Sands China Ltd.	150,950
74,500	Sino Biopharmaceutical Ltd.	58,473
4,060	Sun Hung Kai Properties Ltd.	55,870
2,820	Swire Pacific Ltd. Class A	28,730
7,777	Swire Properties Ltd.	21,883

		1,068,531

	Hungary - 0.3%
19,194	Magyar Telekom Telecommunications plc	34,273
270	MOL Hungarian Oil & Gas plc	19,027
1,095	OTP Bank plc	33,672

		86,972

	India - 2.4%
9,250	Allahabad Bank*	9,102
1,295	Britannia Industries Ltd.	59,808
4,471	Canara Bank*	18,724
9,538	Corp. Bank*	6,070
3,024	Emami Ltd.	46,104
1,105	HDFC Bank Ltd. ADR	76,168
6,764	Hindustan Petroleum Corp. Ltd.	52,111
16,459	ICICI Bank Ltd.	65,376
13,128	ICICI Bank Ltd. ADR	101,742
6,731	Indiabulls Housing Finance Ltd.	74,573
877	Maruti Suzuki India Ltd.	76,317
20,711	Nava Bharat Ventures Ltd.	34,775
13,031	NTPC Ltd.	33,123
2,957	Yes Bank Ltd.	60,926

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

10,807	Zee Entertainment Enterprises Ltd.	$77,891

		792,810

	Indonesia - 0.1%
39,920	Bank Central Asia Tbk PT	45,755

	Ireland - 1.7%
276,362	Bank of Ireland*	74,247
5,972	C&C Group plc	25,400
77,915	Cairn Homes plc*	106,608
6,061	CRH plc	210,846
53,557	Hibernia plc REIT	70,189
2,106	Smurfit Kappa Group plc	55,472

		542,762

	Israel - 0.6%
5,198	Bank Hapoalim BM	31,407
7,222	Bank Leumi Le-Israel BM*	29,871
13,105	Bezeq The Israeli Telecommunication Corp. Ltd.	22,894
1,214	Mizrahi Tefahot Bank Ltd.	18,699
2,449	Mobileye N.V.*	105,209

		208,080

	Italy - 3.0%
4,076	Assicurazioni Generali S.p.A.	65,041
7,298	Banca Popolare dell’Emilia Romagna SC	41,504
8,224	Davide Campari-Milano S.p.A.	82,492
18,606	Eni S.p.A.	286,082
14,050	FinecoBank Banca Fineco S.p.A.	83,695
8,737	Geox S.p.A.	18,835
7,562	Leonardo-Finmeccanica S.p.A.*	97,424
1,307	Luxottica Group S.p.A.	70,176
171,959	Saipem S.p.A.*	88,298
55,695	Telecom Italia S.p.A.*	47,893
36,060	Telecom Italia S.p.A.	25,747
2,526	UniCredit S.p.A.	68,950

		976,137

	Japan - 13.4%
2,650	Aisan Industry Co., Ltd.	22,252
300	Alpha Systems, Inc.	5,216
3,300	Alpine Electronics, Inc.	48,189
1,100	Avex Group Holdings, Inc.	16,533
1,100	Benesse Holdings, Inc.	32,016
1,900	Canon, Inc.	56,214
800	Cawachi Ltd.	20,585
3,750	Chiyoda Corp.	25,240
1,470	Chubu Steel Plate Co., Ltd.	8,328
4,900	Citizen Watch Co., Ltd.	30,428
1,000	CMIC Holdings Co., Ltd.	13,238
3,100	Dai-ichi Life Holdings, Inc.	56,200
850	Dena Co., Ltd.	18,993
3,910	Eisai Co., Ltd.	215,522
520	en-japan, Inc.	9,393
1,400	Exedy Corp.	37,911
12,000	Fujitsu Ltd.	69,743
2,900	Funai Electric Co., Ltd.	23,277
700	Gendai Agency, Inc.	3,832
6,200	Gree, Inc.	33,443
4,201	Hino Motors Ltd.	44,322
1,400	Hisaka Works Ltd.	11,633
2,930	Honda Motor Co., Ltd.	87,194
1,120	Honeys Co., Ltd.	10,718
3,600	Hosiden Corp.	27,822
1,700	Ichiyoshi Securities Co., Ltd.	13,199
2,800	Inpex Corp.	27,477
1,700	Japan Petroleum Exploration Co., Ltd.	38,188
2,000	Japan Steel Works Ltd.	37,553

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

3,700	JSR Corp.	$63,416
4,220	KDDI Corp.	113,385
2,400	Keihin Corp.	42,473
2,800	Komatsu Ltd.	66,300
1,200	Kuroda Electric Co., Ltd.	24,753
1,800	Kyoei Steel Ltd.	36,299
600	Melco Holdings, Inc.	17,246
1,000	Miraial Co., Ltd.	8,558
17,060	Mitsubishi Heavy Industries Ltd.	76,637
9,490	Mitsubishi Motors Corp.	51,409
26,529	Mitsubishi UFJ Financial Group, Inc.	169,879
2,300	Mitsui Chemicals, Inc.	10,816
3,700	Mitsui Fudosan Co., Ltd.	85,423
59,264	Mizuho Financial Group, Inc.	109,969
1,000	Nakayama Steel Works Ltd.*	6,734
4,200	NET One Systems Co., Ltd.	28,673
1,800	Neturen Co., Ltd.	14,340
4,100	Nexon Co., Ltd.	62,423
2,352	NGK Insulators Ltd.	46,117
2,539	NGK Spark Plug Co., Ltd.	57,186
3,600	Nichicon Corp.	33,857
850	Nidec Corp.	79,809
2,600	Nikon Corp.	41,962
540	Nintendo Co., Ltd.	110,528
9,000	Nippon Chemi-Con Corp.	20,754
699	Nippon Telegraph & Telephone Corp.	30,876
2,415	Nippon Television Holdings, Inc.	43,934
2,200	Nissin Kogyo Co., Ltd.	36,346
2,100	NOK Corp.	42,677
4,000	Oita Bank Ltd.	14,988
5,838	Ono Pharmaceutical Co., Ltd.	119,774
7,000	Pacific Metals Co., Ltd.*	22,118
738	PAL GROUP Holdings Co., Ltd.	18,790
17,200	Pioneer Corp.*	37,754
500	Proto Corp.	6,184
1,600	Relia, Inc.	16,667
870	Rohm Co., Ltd.	55,633
430	Sankyo Co., Ltd.	14,357
8,000	Sanyo Shokai Ltd.	11,906
2,910	Seven & I Holdings Co., Ltd.	116,191
900	Shinkawa Ltd.*	6,843
5,300	Shinko Electric Industries Co., Ltd.	40,120
3,730	Showa Corp.	25,667
3,270	Sony Corp.	99,008
2,610	Sumitomo Heavy Industries Ltd.	17,945
5,600	Sumitomo Mitsui Financial Group, Inc.	219,699
750	Sumitomo Mitsui Trust Holdings, Inc.	27,955
1,100	Sumitomo Real Estate Sales Co., Ltd. REIT	25,030
2,400	Sumitomo Riko Co., Ltd.	24,783
610	Suzuken Co., Ltd.	20,139
9,675	T&D Holdings, Inc.	143,331
1,900	Taiyo Yuden Co., Ltd.	23,173
4,310	Takeda Pharmaceutical Co., Ltd.	180,527
3,000	Tochigi Bank Ltd.	15,250
2,600	Tokai Rika Co., Ltd.	51,746
1,782	Tokio Marine Holdings, Inc.	74,299
890	Tokyo Seimitsu Co., Ltd.	29,130
4,100	Tokyo Steel Manufacturing Co., Ltd.	36,951
8,000	Toshiba Machine Co., Ltd.	34,835
10,000	Toyo Engineering Corp.	26,661
6,005	Toyo Tire & Rubber Co., Ltd.	72,847
1,900	Toyoda Gosei Co., Ltd.	45,769
2,000	Ushio, Inc.	25,386
1,500	Xebio Holdings Co., Ltd.	22,412

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

1,040	Yamato Kogyo Co., Ltd.	$31,098

		4,332,404

	Kazakhstan - 0.0%
821	KazMunaiGas Exploration Production JSC GDR*	8,128

	Luxembourg - 0.4%
285	RTL Group S.A.	21,773
4,923	SES S.A.	95,727

		117,500

	Malaysia - 0.8%
16,185	AMMB Holdings Bhd	16,735
12,194	Berjaya Sports Toto Bhd	8,066
15,170	Gamuda Bhd	16,480
20,005	Genting Malaysia Bhd	22,752
5,651	Hong Leong Bank Bhd	16,820
3,204	Hong Leong Financial Group Bhd	10,622
16,841	Malayan Banking Bhd	31,254
9,893	MISC Bhd	16,350
9,357	Public Bank Bhd	42,460
12,679	Tenaga Nasional Bhd	38,324
42,600	YTL Corp. Bhd	14,630
30,786	YTL Power International Bhd	9,939

		244,432

	Mexico - 0.4%
2,075	Promotora y Operadora de Infraestructura S.A.B. de C.V.	18,139
67,200	Wal-Mart de Mexico S.A.B. de C.V.	118,910

		137,049

	Netherlands - 2.7%
2,254	AerCap Holdings N.V.*	99,785
1,527	Akzo Nobel N.V.	103,630
3,371	Delta Lloyd N.V.	19,408
13,130	ING Groep N.V.	188,625
7,844	Koninklijke Ahold Delhaize N.V.	167,107
3,364	Koninklijke Philips N.V.	98,708
210	NXP Semiconductors N.V.*	20,548
12,467	PostNL N.V.*	54,717
4,366	Royal Dutch Shell plc Class B	123,315

		875,843

	New Zealand - 0.1%
3,765	Fletcher Building Ltd.	29,007

	Norway - 0.5%
1,380	Gjensidige Forsikring ASA	23,748
1,790	Marine Harvest ASA	31,604
1,470	Statoil ASA	27,411
1,933	Statoil ASA ADR	36,089
5,894	Storebrand ASA*	35,940

		154,792

	Philippines - 0.1%
7,483	Bank of the Philippine Islands	13,477
10,405	BDO Unibank, Inc.	23,578

		37,055

	Portugal - 0.6%
13,560	Galp Energia SGPS S.A.	199,796

	Russia - 2.5%
10,399	Gazprom PJSC ADR	51,596
1,090	Lukoil PJSC ADR	61,427
19,460	Moscow Exchange MICEX-RTS PJSC*	43,413
385	Novatek PJSC GDR	48,994
1,630	Rostelecom PJSC ADR	13,867
48,265	Sberbank of Russia PJSC*	138,164
6,660	Sberbank of Russia PJSC ADR	78,090

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

8,600	Surgutneftegas OJSC ADR	$46,220
13,977	Yandex N.V. Class A*	323,428

		805,199

	Singapore - 1.3%
14,514	Ascendas REIT REIT	25,342
13,430	CapitaLand Ltd.	31,342
16,596	CapitaLand Mall Trust REIT	22,805
3,265	City Developments Ltd.	21,431
13,090	ComfortDelGro Corp. Ltd.	22,399
4,517	DBS Group Holdings Ltd.	61,070
8,478	Oversea-Chinese Banking Corp. Ltd.	56,545
21,186	Singapore Telecommunications Ltd.	58,249
6,809	StarHub Ltd.	14,336
3,615	United Overseas Bank Ltd.	53,762
4,013	UOL Group Ltd.	18,175
10,400	Wilmar International Ltd.	28,621

		414,077

	South Africa - 0.5%
1,096	Anglo American Platinum Ltd.*	28,693
7,035	Gold Fields Ltd.	24,327
13,450	Growthpoint Properties Ltd. REIT	26,315
6,647	Impala Platinum Holdings Ltd.*	26,490
9,117	Raubex Group Ltd.	15,500
2,280	Vodacom Group Ltd.	25,551

		146,876

	South Korea - 3.6%
366	CJ CheilJedang Corp.	111,785
1,712	DuzonBizon Co., Ltd.	33,922
303	Hana Tour Service, Inc.	18,757
424	Hyundai Motor Co.	51,045
745	Kangwon Land, Inc.	20,963
1,342	KB Financial Group, Inc.	54,305
2,500	KT Corp.	63,270
107	NAVER Corp.	69,894
754	NHN Entertainment Corp.*	34,388
216	Samsung Electronics Co., Ltd.	367,367
523	Samsung SDI Co., Ltd.	51,974
1,948	Shinhan Financial Group Co., Ltd.	76,989
4,579	SK Hynix, Inc.	211,476
1,568	Tongyang Life Insurance Co., Ltd.	14,285

		1,180,420

	Spain - 1.9%
2,605	Abertis Infraestructuras S.A.	37,329
1,703	Almirall S.A.	27,452
28,807	Banco Popular Espanol S.A.	29,829
54,251	CaixaBank S.A.	198,857
1,138	Enagas S.A.	27,948
11,145	Iberdrola S.A.	70,393
247	Iberdrola S.A.*	1,560
2,710	Industria de Diseno Textil S.A.	89,635
1,812	Red Electrica Corp. S.A.	32,402
3,654	Repsol S.A.	54,158
4,184	Telefonica S.A.	40,481

		610,044

	Sweden - 1.6%
5,852	Assa Abloy AB Class B	110,734
2,442	Atlas Copco AB Class A	78,319
635	ICA Gruppen AB	20,751
7,342	Qliro Group AB*	9,163
4,059	SAS AB*	6,574
1,740	Securitas AB Class B	27,707
1,450	Skanska AB Class B	35,453
4,141	SKF AB Class B	83,324

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

2,315	Swedbank AB Class A	$58,535
9,405	Telefonaktiebolaget LM Ericsson Class B	55,662
9,820	Telia Co., AB	39,834

		526,056

	Switzerland - 5.5%
568	Adecco Group AG	40,643
244	Baloise Holding AG	31,418
1,254	Coca-Cola HBC AG*	28,664
2,181	GAM Holding AG	22,255
6,797	Julius Baer Group Ltd.	319,532
4,879	LafargeHolcim Ltd.	262,704
6,170	Novartis AG	455,516
1,161	Roche Holding AG	275,097
2,778	STMicroelectronics N.V.	36,650
700	Swiss Re AG	65,414
96	Swisscom AG	42,350
9,982	UBS Group AG	162,221
183	Zurich Insurance Group AG*	52,699

		1,795,163

	Taiwan - 3.2%
48,000	Acer, Inc.	22,166
3,495	Asustek Computer, Inc.	30,546
9,280	Chailease Holding Co., Ltd.	16,601
36,369	Chang Hwa Commercial Bank Ltd.	20,196
87,440	China Development Financial Holding Corp.	22,350
69,000	Compal Electronics, Inc.	41,631
66,490	CTBC Financial Holding Co., Ltd.	37,874
44,215	E.Sun Financial Holding Co., Ltd.	26,118
24,710	Far Eastern New Century Corp.	20,594
50,696	First Financial Holding Co., Ltd.	28,291
12,390	Formosa Chemicals & Fibre Corp.	38,408
14,595	Formosa Plastics Corp.	42,171
10,865	Formosa Taffeta Co., Ltd.	10,462
29,123	Hon Hai Precision Industry Co., Ltd.	78,101
45,458	Hua Nan Financial Holdings Co., Ltd.	23,908
320	Largan Precision Co., Ltd.	45,772
6,600	MediaTek, Inc.	45,184
45,434	Mega Financial Holding Co., Ltd.	33,870
71,310	SinoPac Financial Holdings Co., Ltd.	21,039
57,455	Taishin Financial Holding Co., Ltd.	21,696
54,890	Taiwan Semiconductor Manufacturing Co., Ltd.	327,082
1,441	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	44,541
17,625	Teco Electric and Machinery Co., Ltd.	15,931
13,297	WPG Holdings Ltd.	15,915
60,480	Yuanta Financial Holding Co., Ltd.	24,015

		1,054,462

	Thailand - 0.0%
1,080	Siam Cement PCL	15,466

	Turkey - 0.3%
38,310	Turkiye Garanti Bankasi AS	84,622

	United Kingdom - 8.3%
2,920	Anglo American plc*	50,336
4,677	AstraZeneca plc	248,204
17,741	Aviva plc	106,816
1,745	Babcock International Group plc	19,653
32,175	BP plc	192,166
2,977	British American Tobacco plc	183,764
49,307	Cobham plc	84,373
980	Coca-Cola European Partners plc	33,888
6,625	Direct Line Insurance Group plc	29,679
6,027	GlaxoSmithKline plc	116,472
44,637	Glencore plc*	184,872
5,823	Halfords Group plc	26,582

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

20,447	Hays plc		$39,345
18,255	HSBC Holdings plc		155,732
23,973	Ibstock plc(1)		56,335
1,795	Imperial Brands plc		83,158
18,595	J Sainsbury plc		60,500
9,762	Just Eat plc*		66,483
8,795	Kingfisher plc		37,315
2,134	Lonmin plc*		3,429
8,788	Marks & Spencer Group plc		37,249
6,852	National Grid plc		80,259
873	Reckitt Benckiser Group plc		74,908
1,275	Rio Tinto plc ADR		57,107
4,845	Royal Mail plc		25,162
4,575	RSA Insurance Group plc		33,125
22,342	SIG plc		28,893
2,950	Smith & Nephew plc		44,131
1,805	Smiths Group plc		34,212
2,765	SSE plc		51,978
6,697	Standard Chartered plc*		65,579
1,846	SThree plc		7,414
2,825	Tate & Lyle plc		23,878
3,091	Unilever N.V.		125,377
16,650	Worldpay Group plc(1)		60,066
7,528	WPP plc		175,207

			2,703,647

	Vietnam - 0.1%
8,312	Vietnam Dairy Products JSC		47,416

	Total Common Stocks (cost $28,986,703)		30,529,150

Exchange Traded Funds - 0.9%
	Other Investment Pools & Funds - 0.9%
568	iShares Core MSCI EAFE ETF		31,490
6,712	iShares MSCI ACWI ex U.S. ETF		280,629

	Total Exchange Traded Funds (cost $302,385)		312,119

	Total Long-Term Investments (cost $29,289,088)		30,841,269

Short-Term Investments - 4.5%
	Other Investment Pools & Funds - 4.5%
1,455,881	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		1,455,881

	Total Short-Term Investments (cost $1,455,881)		1,455,881

	Total Investments (cost $30,744,969)^	99.5%	$32,297,150
	Other Assets and Liabilities	0.5%	148,105

	Total Net Assets	100.0%	$32,445,255

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Unrealized Appreciation	$2,572,889
Unrealized Depreciation	(1,020,708)

Net Unrealized Appreciation	$1,552,181

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $402,234, which represents 1.2% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford International Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$146,088	$146,088	$—	$—
Australia	1,144,266	68,046	1,076,220	—
Austria	29,886	—	29,886	—
Belgium	473,382	—	473,382	—
Brazil	1,162,026	1,162,026	—	—
Canada	2,110,219	2,110,219	—	—
Chile	133,502	97,724	35,778	—
China	1,571,948	728,104	843,844	—
Colombia	36,122	36,122	—	—
Czech Republic	20,468	—	20,468	—
Denmark	240,604	28,453	212,151	—
Finland	121,720	—	121,720	—
France	2,423,565	—	2,423,565	—
Germany	1,514,917	101,483	1,413,434	—
Greece	159,936	33,566	126,370	—
Hong Kong	1,068,531	12,263	1,056,268	—
Hungary	86,972	—	86,972	—
India	792,810	177,910	614,900	—
Indonesia	45,755	—	45,755	—
Ireland	542,762	187,480	355,282	—
Israel	208,080	105,209	102,871	—
Italy	976,137	18,835	957,302	—
Japan	4,332,404	—	4,332,404	—
Kazakhstan	8,128	8,128	—	—
Luxembourg	117,500	—	117,500	—
Malaysia	244,432	60,465	183,967	—
Mexico	137,049	137,049	—	—
Netherlands	875,843	120,333	755,510	—
New Zealand	29,007	—	29,007	—
Norway	154,792	36,089	118,703	—
Philippines	37,055	—	37,055	—
Portugal	199,796	—	199,796	—
Russia	805,199	505,005	300,194	—
Singapore	414,077	—	414,077	—
South Africa	146,876	15,500	131,376	—
South Korea	1,180,420	20,963	1,159,457	—
Spain	610,044	1,560	608,484	—
Sweden	526,056	—	526,056	—
Switzerland	1,795,163	—	1,795,163	—
Taiwan	1,054,462	44,541	1,009,921	—
Thailand	15,466	—	15,466	—
Turkey	84,622	—	84,622	—
United Kingdom	2,703,647	149,749	2,553,898	—
Vietnam	47,416	—	47,416	—
Exchange Traded Funds	312,119	312,119	—	—
Short-Term Investments	1,455,881	1,455,881	—	—

Total	$32,297,150	$7,880,910	$24,416,240	$—

(1) For the period ended January 31, 2017, investments valued at $394,629 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $299,961 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Growth Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Australia - 2.3%
164,724	Amcor Ltd.	$1,787,917
108,486	BHP Billiton plc	1,978,546
324,243	South32 Ltd.	678,635

		4,445,098

	Belgium - 1.8%
17,708	Anheuser-Busch InBev N.V.	1,849,034
23,066	UCB S.A.	1,593,171

		3,442,205

	Brazil - 0.5%
225,100	BR Malls Participacoes S.A.*	1,047,957

	Canada - 4.2%
30,300	Bank of Nova Scotia	1,810,665
51,900	Cameco Corp.	660,890
19,177	Canadian Imperial Bank of Commerce	1,633,048
52,200	Magna International, Inc.	2,258,089
88,066	Manulife Financial Corp.	1,688,566

		8,051,258

	China - 8.9%
204,379	AAC Technologies Holdings, Inc.	2,098,910
49,979	Alibaba Group Holding Ltd. ADR*	5,063,372
5,703	Baidu, Inc. ADR*	998,424
187,000	ENN Energy Holdings Ltd.	921,901
6,615	NetEase, Inc. ADR	1,679,549
29,184	New Oriental Education & Technology Group, Inc. ADR*	1,387,699
650,000	PICC Property & Casualty Co., Ltd. Class H	982,571
151,569	Tencent Holdings Ltd.	3,962,826

		17,095,252

	Denmark - 2.2%
42,687	DSV A/S	2,075,850
15,813	Pandora A/S	2,072,275

		4,148,125

	France - 7.8%
49,931	AXA S.A.	1,227,166
24,711	BNP Paribas S.A.	1,580,807
13,719	Capgemini S.A.	1,116,980
75,724	Edenred	1,650,978
8,331	Essilor International S.A.	977,361
26,537	Legrand S.A.	1,541,300
21,311	Schneider Electric SE	1,524,888
15,821	Sodexo S.A.	1,749,522
52,805	Total S.A.	2,671,678
14,573	Valeo S.A.	890,696

		14,931,376

	Germany - 3.6%
22,474	Beiersdorf AG	1,993,864
149,203	E.ON SE	1,149,322
23,496	Innogy SE*(1)	803,656
13,971	Merck KGaA	1,541,446
34,778	United Internet AG	1,457,430

		6,945,718

	Hong Kong - 1.9%
374,972	AIA Group Ltd.	2,321,583
1,039,394	Guangdong Investment Ltd.	1,289,788

		3,611,371

	India - 4.5%
250,473	Bharti Infratel Ltd.	1,086,111
72,798	HDFC Bank Ltd.	1,555,857

The Hartford International Growth Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

335,278	ICICI Bank Ltd.	$1,331,739
139,600	ICICI Bank Ltd. ADR	1,081,900
23,080	Maruti Suzuki India Ltd.	2,008,447
153,307	UPL Ltd.	1,639,752

		8,703,806

	Indonesia - 1.8%
1,313,390	Bank Central Asia Tbk PT	1,505,351
6,504,761	Telekomunikasi Indonesia Persero Tbk PT	1,885,630

		3,390,981

	Ireland - 2.8%
30,329	CRH plc	1,058,451
113,925	Experian plc	2,200,148
25,494	ICON plc*	2,143,026

		5,401,625

	Italy - 2.4%
127,165	Eni S.p.A.	1,955,266
147,741	FinecoBank Banca Fineco S.p.A.	880,081
13,945	Luxottica Group S.p.A.	748,745
1,251,990	Saipem S.p.A.*	642,872
15,602	UniCredit S.p.A.	425,888

		4,652,852

	Japan - 11.2%
47,700	Bandai Namco Holdings, Inc.	1,313,694
9,495	Daito Trust Construction Co., Ltd.	1,327,393
14,800	Eisai Co., Ltd.	815,786
123,896	KDDI Corp.	3,328,885
5,280	Keyence Corp.	2,050,578
181,530	Mitsubishi Heavy Industries Ltd.	815,465
39,240	Mitsui Fudosan Co., Ltd.	905,941
78,134	NTT DoCoMo, Inc.	1,868,189
33,050	Ono Pharmaceutical Co., Ltd.	678,063
43,321	Recruit Holdings Co., Ltd.	1,896,404
31,700	Seven & I Holdings Co., Ltd.	1,265,729
6,800	SMC Corp.	1,856,252
34,600	Sumitomo Mitsui Financial Group, Inc.	1,357,427
26,600	Takeda Pharmaceutical Co., Ltd.	1,114,157
18,600	Tokio Marine Holdings, Inc.	775,508

		21,369,471

	Luxembourg - 0.5%
52,733	SES S.A.	1,025,380

	Mexico - 0.7%
715,700	Wal-Mart de Mexico S.A.B. de C.V.	1,266,422

	Netherlands - 2.8%
23,640	AerCap Holdings N.V.*	1,046,543
87,893	ING Groep N.V.	1,262,666
143,516	Koninklijke Ahold Delhaize N.V.	3,057,427

		5,366,636

	Norway - 0.7%
85,042	DNB ASA	1,418,714

	Portugal - 0.5%
60,754	Galp Energia SGPS S.A.	895,163

	Singapore - 1.1%
10,823	Broadcom Ltd.	2,159,188

	South Korea - 4.5%
2,503	NAVER Corp.	1,634,993
3,209	Samsung Electronics Co., Ltd.	5,457,786
30,839	SK Hynix, Inc.	1,424,265

		8,517,044

	Spain - 1.6%
271,930	CaixaBank S.A.	996,757

The Hartford International Growth Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

62,691	Industria de Diseno Textil S.A.		$2,073,537

			3,070,294

	Sweden - 0.5%
43,510	SKF AB Class B		875,500

	Switzerland - 6.2%
59,676	Julius Baer Group Ltd.*		2,805,413
17,814	LafargeHolcim Ltd.*		959,174
31,180	Novartis AG		2,301,943
4,193	Partners Group Holding AG		2,119,007
25,751	Temenos Group AG		1,872,438
6,215	Zurich Insurance Group AG*		1,789,756

			11,847,731

	Taiwan - 4.4%
15,815	Largan Precision Co., Ltd.		2,262,119
1,024,485	Taiwan Semiconductor Manufacturing Co., Ltd.		6,104,763

			8,366,882

	Turkey - 0.5%
407,490	Turkiye Garanti Bankasi AS		900,089

	United Kingdom - 16.0%
9,798	Aon plc		1,104,235
22,407	AstraZeneca plc		1,189,117
191,640	Aviva plc		1,153,841
252,050	BAE Systems plc		1,851,229
63,217	British American Tobacco plc		3,902,251
116,360	Compass Group plc		2,070,863
339,911	Glencore plc*		1,407,803
36,220	IHS Markit Ltd.*		1,428,879
257,510	Just Eat plc*		1,753,743
32,189	Reckitt Benckiser Group plc		2,761,994
30,493	Rio Tinto plc		1,350,930
43,111	Spectris plc		1,311,820
212,961	UBM plc		1,892,321
109,906	Unilever N.V.		4,457,983
510,128	Worldpay Group plc(1)		1,840,331
51,323	WPP plc		1,194,496

			30,671,836

	United States - 2.3%
10,754	Accenture plc Class A		1,224,558
20,071	Eaton Corp. plc		1,420,625
23,173	Medtronic plc		1,761,612

			4,406,795

	Total Common Stocks (cost $174,550,763)		188,024,769

	Total Long-Term Investments (cost $174,550,763)		188,024,769

Short-Term Investments - 1.3%
	Other Investment Pools & Funds - 1.3%
2,505,749	Morgan Stanley Institutional Liquidity Funds, Institutional Class		2,505,749

	Total Short-Term Investments (cost $2,505,749)		2,505,749

	Total Investments (cost $177,056,512)^	99.5%	$190,530,518
	Other Assets and Liabilities	0.5%	969,256

	Total Net Assets	100.0%	$191,499,774

The Hartford International Growth Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$19,188,631
Unrealized Depreciation	(5,714,625)

Net Unrealized Appreciation	$13,474,006

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $2,643,987, which represents 1.4% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford International Growth Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$4,445,098	$—	$4,445,098	$—
Belgium	3,442,205	—	3,442,205	—
Brazil	1,047,957	1,047,957	—	—
Canada	8,051,258	8,051,258	—	—
China	17,095,252	9,129,044	7,966,208	—
Denmark	4,148,125	—	4,148,125	—
France	14,931,376	—	14,931,376	—
Germany	6,945,718	803,656	6,142,062	—
Hong Kong	3,611,371	—	3,611,371	—
India	8,703,806	2,637,757	6,066,049	—
Indonesia	3,390,981	—	3,390,981	—
Ireland	5,401,625	2,143,026	3,258,599	—
Italy	4,652,852	—	4,652,852	—
Japan	21,369,471	—	21,369,471	—
Luxembourg	1,025,380	—	1,025,380	—
Mexico	1,266,422	1,266,422	—	—
Netherlands	5,366,636	1,046,543	4,320,093	—
Norway	1,418,714	—	1,418,714	—
Portugal	895,163	—	895,163	—
Singapore	2,159,188	2,159,188	—	—
South Korea	8,517,044	—	8,517,044	—
Spain	3,070,294	—	3,070,294	—
Sweden	875,500	—	875,500	—
Switzerland	11,847,731	—	11,847,731	—
Taiwan	8,366,882	—	8,366,882	—
Turkey	900,089	—	900,089	—
United Kingdom	30,671,836	2,533,114	28,138,722	—
United States	4,406,795	4,406,795	—	—
Short-Term Investments	2,505,749	2,505,749	—	—

Total	$190,530,518	$37,730,509	$152,800,009	$—

(1) For the period ended January 31, 2017, investments valued at $6,623,047 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $2,064,498 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Opportunities Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.9%
	Argentina - 0.6%
625,948	YPF Sociedad Anonima ADR	$13,564,293

	Australia - 1.1%
669,998	BHP Billiton plc	12,219,286
3,578,459	South32 Ltd.	7,489,656
945,337	Westfield Corp. REIT	6,301,961

		26,010,903

	Belgium - 1.8%
433,921	Anheuser-Busch InBev N.V.	45,309,169

	Brazil - 1.7%
1,043,090	BB Seguridade Participacoes S.A.	9,238,882
3,242,440	Petroleo Brasileiro S.A. ADR*	33,267,435

		42,506,317

	Canada - 7.9%
873,260	Cameco Corp.	11,120,014
895,270	Canadian National Railway Co.	62,223,415
671,230	Imperial Oil Ltd.	22,067,412
1,007,010	Magna International, Inc.	43,561,647
1,283,210	Manulife Financial Corp.	24,604,103
620,060	TransCanada Corp.	29,253,013

		192,829,604

	China - 3.7%
532,365	Alibaba Group Holding Ltd. ADR*	53,933,898
8,965,720	CNOOC Ltd.	11,195,977
7,635,170	PICC Property & Casualty Co., Ltd. Class H	11,541,689
573,900	Tencent Holdings Ltd.	15,004,822

		91,676,386

	France - 14.0%
620,861	Airbus Group SE	42,085,046
1,859,405	AXA S.A.	45,699,059
787,898	BNP Paribas S.A.	50,403,259
499,843	Capgemini S.A.	40,696,439
602,739	Cie de Saint-Gobain	29,615,977
189,268	Essilor International S.A.	22,204,197
49,845	LVMH Moet Hennessy Louis Vuitton SE	10,044,918
485,055	Schneider Electric SE	34,707,639
832,610	Total S.A.	42,126,039
105,949	Unibail-Rodamco SE REIT	24,416,121

		341,998,694

	Germany - 7.3%
539,262	Beiersdorf AG	47,842,617
215,896	Brenntag AG	12,560,222
126,467	Continental AG	24,757,629
622,528	Deutsche Bank AG*	12,432,477
755,943	Deutsche Wohnen AG	24,656,943
2,659,087	E.ON SE	20,483,161
39,718	Siemens AG	5,137,856
934,866	Vonovia SE	30,628,909

		178,499,814

	Greece - 0.1%
1,783,840	Alpha Bank A.E.*	3,165,542

	Hong Kong - 0.7%
731,162	Hong Kong Exchanges and Clearing Ltd.	17,684,499

	India - 2.1%
2,711,450	Bharti Infratel Ltd.	11,757,499
6,710,876	ICICI Bank Ltd.	26,655,895
1,589,197	Power Grid Corp. of India Ltd.	4,862,098

The Hartford International Opportunities Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

220,690	Tata Motors Ltd. ADR	$8,598,082

		51,873,574

	Ireland - 0.6%
427,836	CRH plc	14,931,044

	Israel - 0.4%
212,610	Mobileye N.V.*	9,133,726

	Italy - 4.6%
1,165,832	Assicurazioni Generali S.p.A.	18,603,273
532,561	Banca Generali S.p.A.	13,584,893
2,345,493	Eni S.p.A.	36,063,869
1,639,817	FinecoBank Banca Fineco S.p.A.	9,768,251
19,463,773	Saipem S.p.A.*	9,994,263
7,722,900	Telecom Italia S.p.A.*	6,641,041
635,295	UniCredit S.p.A.	17,341,686

		111,997,276

	Japan - 11.9%
17,860	Daito Trust Construction Co., Ltd.	2,496,813
631,220	Daiwa House Industry Co., Ltd.	17,094,788
164,937	Eisai Co., Ltd.	9,091,440
136,660	FANUC Corp.	26,829,996
1,655,950	ITOCHU Corp.	22,812,200
1,536,060	Kawasaki Heavy Industries Ltd.	4,806,639
1,864,170	Mitsubishi Heavy Industries Ltd.	8,374,186
901,120	Mitsui Fudosan Co., Ltd.	20,804,327
114,920	Murata Manufacturing Co., Ltd.	15,477,922
383,260	Nippon Telegraph & Telephone Corp.	16,929,475
730,440	Nomura Holdings, Inc.	4,527,892
88,095	Olympus Corp.	3,047,585
322,350	Omron Corp.	13,225,714
525,970	Ono Pharmaceutical Co., Ltd.	10,790,952
783,060	Seven & I Holdings Co., Ltd.	31,266,295
44,970	SMC Corp.	12,275,830
496,420	Sony Financial Holdings, Inc.	8,314,135
1,272,760	Sumitomo Mitsui Financial Group, Inc.	49,932,909
348,813	Tokio Marine Holdings, Inc.	14,543,400

		292,642,498

	Luxembourg - 0.5%
653,731	SES S.A.	12,711,633

	Mexico - 2.4%
2,020,890	America Movil S.A.B. de C.V. Class L, ADR	25,483,423
2,320,450	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	9,898,925
2,197,670	Grupo Financiero Banorte S.A.B. de C.V. Series O	10,533,345
379,250	Infraestructura Energetica Nova, S.A.B. de C.V.	1,673,148
6,446,500	Wal-Mart de Mexico S.A.B. de C.V.	11,406,999

		58,995,840

	Netherlands - 3.0%
574,520	AerCap Holdings N.V.*	25,434,000
336,615	Akzo Nobel N.V.	22,844,477
1,207,553	Koninklijke Ahold Delhaize N.V.	25,725,391

		74,003,868

	Russia - 0.7%
2,583,275	Rosneft Oil Co. PJSC GDR	17,129,263

	South Africa - 0.4%
2,645,776	FirstRand Ltd.	9,855,821

	South Korea - 3.7%
103,291	Hyundai Motor Co.	12,435,020
30,470	Samsung Biologics Co., Ltd.*	4,221,384
35,054	Samsung Electronics Co., Ltd.	59,618,963
313,951	SK Hynix, Inc.	14,499,480

		90,774,847

The Hartford International Opportunities Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Spain - 2.6%
8,323,378	Banco Santander S.A.		$46,501,577
4,317,186	CaixaBank S.A.		15,824,602
61,181	Industria de Diseno Textil S.A.		2,023,594

			64,349,773

	Sweden - 0.6%
672,634	SKF AB Class B		13,534,620

	Switzerland - 9.1%
1,181,799	ABB Ltd.*		28,163,256
557,268	Credit Suisse Group AG*		8,506,764
610,126	Julius Baer Group Ltd.*		28,682,473
873,605	LafargeHolcim Ltd.*		47,038,223
929,373	Novartis AG		68,613,324
142,967	Zurich Insurance Group AG*		41,170,722

			222,174,762

	Taiwan - 2.3%
9,333,595	Taiwan Semiconductor Manufacturing Co., Ltd.		55,617,591

	Turkey - 0.7%
8,072,744	Turkiye Garanti Bankasi AS		17,831,578

	United Kingdom - 12.4%
780,051	Antofagasta plc		8,241,770
288,211	AstraZeneca plc		15,295,064
4,025,760	Aviva plc		24,238,604
2,006,549	Barclays plc		5,568,813
832,725	British American Tobacco plc		51,402,351
16,019,935	Glencore plc*		66,349,479
562,477	Hikma Pharmaceuticals plc		12,955,615
1,527,279	International Consolidated Airlines Group S.A.		9,194,953
2,805,437	Marks & Spencer Group plc		11,891,139
283,452	TechnipFMC plc*		9,289,746
1,326,638	Unilever N.V.		53,810,799
1,522,724	WPP plc		35,440,003

			303,678,336

	Total Common Stocks (cost $2,248,065,584)		2,374,481,271

Exchange Traded Funds - 0.1%
	Other Investment Pools & Funds - 0.1%
32,030	iShares MSCI ACWI ex U.S. ETF		1,339,174

	Total Exchange Traded Funds (cost $1,321,965)		1,339,174

	Total Long-Term Investments (cost $2,249,387,549)		2,375,820,445

Short-Term Investments - 2.7%
	Other Investment Pools & Funds - 2.7%
65,474,639	Fidelity Institutional Government Fund, Institutional Class		65,474,639

	Total Short-Term Investments (cost $65,474,639)		65,474,639

	Total Investments (cost $2,314,862,188)^	99.7%	$2,441,295,084
	Other Assets and Liabilities	0.3%	7,381,609

	Total Net Assets	100.0%	$2,448,676,693

The Hartford International Opportunities Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$188,248,510
Unrealized Depreciation	(61,815,614)

Net Unrealized Appreciation	$126,432,896

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford International Opportunities Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$13,564,293	$13,564,293	$—	$—
Australia	26,010,903	—	26,010,903	—
Belgium	45,309,169	—	45,309,169	—
Brazil	42,506,317	42,506,317	—	—
Canada	192,829,604	192,829,604	—	—
China	91,676,386	53,933,898	37,742,488	—
France	341,998,694	—	341,998,694	—
Germany	178,499,814	—	178,499,814	—
Greece	3,165,542	—	3,165,542	—
Hong Kong	17,684,499	—	17,684,499	—
India	51,873,574	8,598,082	43,275,492	—
Ireland	14,931,044	—	14,931,044	—
Israel	9,133,726	9,133,726	—	—
Italy	111,997,276	—	111,997,276	—
Japan	292,642,498	—	292,642,498	—
Luxembourg	12,711,633	—	12,711,633	—
Mexico	58,995,840	58,995,840	—	—
Netherlands	74,003,868	25,434,000	48,569,868	—
Russia	17,129,263	—	17,129,263	—
South Africa	9,855,821	—	9,855,821	—
South Korea	90,774,847	4,221,384	86,553,463	—
Spain	64,349,773	—	64,349,773	—
Sweden	13,534,620	—	13,534,620	—
Switzerland	222,174,762	—	222,174,762	—
Taiwan	55,617,591	—	55,617,591	—
Turkey	17,831,578	—	17,831,578	—
United Kingdom	303,678,336	9,289,746	294,388,590	—
Exchange Traded Funds	1,339,174	1,339,174	—	—
Short-Term Investments	65,474,639	65,474,639	—	—

Total	$2,441,295,084	$485,320,703	$1,955,974,381	$—

(1) For the period ended January 31, 2017, investments valued at $48,327,378 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; there were no transfers from Level 2 to Level 1 and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Small Company Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.3%
	Australia - 6.6%
72,459	Domino’s Pizza Enterprises Ltd.	$3,268,895
576,591	Estia Health Ltd.	1,174,452
1,568,735	Japara Healthcare Ltd.	2,496,089
822,317	Karoon Gas Australia Ltd.*	1,121,766
879,126	Mantra Group Ltd.	1,808,589
1,345,432	oOh!media Ltd.	4,560,778
557,901	Regis Healthcare Ltd.	1,848,394
120,606	Seek Ltd.	1,321,915
4,085,158	Spotless Group Holdings Ltd.	2,915,166
2,549,469	Tox Free Solutions Ltd.	5,124,323

		25,640,367

	Austria - 3.5%
86,287	ams AG	2,972,544
69,254	Andritz AG	3,743,166
92,075	Buwog AG*	2,197,135
29,303	Schoeller-Bleckmann Oilfield Equipment AG	2,208,263
130,388	Wienerberger AG	2,516,935

		13,638,043

	Belgium - 2.5%
25,130	Cie d’Entreprises CFE	2,775,470
47,148	D’ieteren S.A.	2,129,971
26,780	Galapagos N.V.*	1,745,167
107,006	Ontex Group N.V.	3,240,402

		9,891,010

	Denmark - 0.8%
71,652	H. Lundbeck A/S*	3,077,379

	France - 6.4%
11,826	BioMerieux	1,870,869
47,944	Eurazeo S.A.	2,952,894
33,168	ID Logistics Group*	5,101,833
49,906	Imerys S.A.	4,007,768
184,817	Maisons du Monde S.A.*(1)	5,212,196
30,372	Orpea	2,474,668
17,772	Virbac S.A.*	3,279,061

		24,899,289

	Germany - 2.4%
103,115	ElringKlinger AG	1,829,996
174,579	SAF-Holland S.A.	2,655,307
23,553	Sartorius AG (Preference Shares)	1,657,798
59,052	STRATEC Biomedical AG	3,112,929

		9,256,030

	Hong Kong - 0.5%
2,233,000	Value Partners Group Ltd.	1,917,031

	Ireland - 1.0%
2,796,646	Cairn Homes plc*	3,826,555

	Italy - 12.2%
1,037,727	Anima Holding S.p.A.(1)	6,187,988
436,421	Autogrill S.p.A.	3,838,031
205,980	Brunello Cucinelli S.p.A.	4,651,674
683,373	Cerved Information Solutions S.p.A.	5,592,693
81,964	DiaSorin S.p.A.	4,888,527
860,972	Infrastrutture Wireless Italiane S.p.A.(1)	4,087,585
359,418	Moncler S.p.A.	6,906,251
634,461	OVS S.p.A.(1)	3,537,511
284,985	Salvatore Ferragamo S.p.A.	7,521,828

		47,212,088

	Japan - 34.2%
23,000	Ain Holdings, Inc.	1,685,983

The Hartford International Small Company Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

221,200	Alps Electric Co., Ltd.	$5,891,832
111,400	Asahi Intecc Co., Ltd.	4,533,626
417,500	Daikyonishikawa Corp.	5,445,787
21,720	Disco Corp.	2,773,295
216,800	DMG Mori Co., Ltd.	2,962,548
195,200	EPS Holdings, Inc.	2,473,632
70,600	Ezaki Glico Co., Ltd.	3,231,920
292,800	Ferrotec Corp.	4,199,161
203,200	H2O Retailing Corp.	3,363,027
156,300	Hitachi Metals Ltd.	2,166,803
462,300	Ichigo, Inc.	1,499,856
1,555,000	IHI Corp.*	4,187,318
315,700	Itoham Yonekyu Holdings, Inc.*	2,796,063
134,800	Jamco Corp.	3,006,960
88,200	JSR Corp.	1,511,694
826,400	Kenedix, Inc.	3,089,238
299,500	Kobe Steel Ltd.*	2,913,206
152,578	Kyudenko Corp.	4,140,325
278,100	Minebea Mitsumi, Inc.	2,764,620
67,900	Mitsubishi Materials Corp.	2,317,089
170,600	Miura Co., Ltd.	2,704,896
125,500	Nippon Shinyaku Co., Ltd.	6,526,286
58,100	Nippon Shokubai Co., Ltd.	4,004,192
844,000	Nippon Yusen KK	1,784,779
456,400	Sanwa Holdings Corp.	4,248,333
119,600	SCSK Corp.	4,489,509
1,629,000	Shinsei Bank Ltd.	2,801,776
1,303,000	Taiheiyo Cement Corp.	4,553,059
477,900	Takara Leben Co., Ltd.	2,675,386
163,200	Teijin Ltd.	3,444,628
299,300	Temp Holdings Co., Ltd.	5,190,569
131,500	Tenma Corp.	2,391,846
45,100	Tokyo Ohka Kogyo Co., Ltd.	1,611,310
390,300	Tokyo Steel Manufacturing Co., Ltd.	3,517,591
84,442	Tokyo TY Financial Group, Inc.	2,937,248
237,800	Toyo Tire & Rubber Co., Ltd.	2,884,755
101,300	W-Scope Corp.	1,639,984
65,600	Yamato Kogyo Co., Ltd.	1,961,540
182,900	Zenkoku Hosho Co., Ltd.	6,330,448

		132,652,118

	Luxembourg - 1.6%
1,627,750	L’Occitane International S.A.	3,214,003
162,288	Reinet Investments SCA	3,113,124

		6,327,127

	Netherlands - 2.2%
110,107	IMCD Group N.V.	4,941,030
191,064	Intertrust N.V.(1)	3,568,817

		8,509,847

	Norway - 1.1%
259,019	Kongsberg Gruppen ASA	4,274,862

	South Korea - 1.3%
57,631	Hotel Shilla Co., Ltd.	2,152,495
245,089	Nexen Tire Corp.	2,776,956

		4,929,451

	Spain - 1.0%
299,104	Melia Hotels International S.A.	3,846,445

	Switzerland - 1.7%
201,553	OC Oerlikon Corp. AG*	2,286,538
10,974	Tecan Group AG	1,716,715
13,311	u-blox Holding AG*	2,403,029

		6,406,282

The Hartford International Small Company Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Taiwan - 1.4%
325,000	Catcher Technology Co., Ltd.		$2,650,615
633,000	Globalwafers Co., Ltd.		2,908,924

			5,559,539

	United Kingdom - 18.9%
1,359,126	AA plc		4,180,685
449,711	Abcam plc		4,642,858
1,398,235	B&M European Value Retail S.A.		5,297,641
258,963	Cineworld Group plc		2,004,257
236,037	Concentric AB		3,177,236
185,591	Consort Medical plc		2,270,528
687,875	ConvaTec Group plc*(1)		2,127,886
884,196	Elementis plc		2,989,235
101,133	Genus plc		2,184,457
1,467,454	Hays plc		2,823,731
167,194	Hikma Pharmaceuticals plc		3,851,004
181,212	Hill & Smith Holdings plc		2,749,253
469,038	Hunting plc		3,293,510
88,857	James Fisher & Sons plc		1,699,087
198,246	Keller Group plc		2,030,619
207,839	Kier Group plc		3,614,892
451,495	Mears Group plc		2,879,661
735,183	Ophir Energy plc*		869,939
837,770	Polypipe Group plc		3,562,230
713,153	Restaurant Group plc		2,636,565
1,093,534	Saga plc		2,540,904
1,390,118	Tyman plc		4,665,119
84,081	Ultra Electronics Holdings plc		1,953,643
250,078	UNITE Group plc		1,845,901
1,468,379	Volution Group plc		3,214,162

			73,105,003

	Total Common Stocks (cost $382,108,354)		384,968,466

Exchange Traded Funds - 0.4%
	Other Investment Pools & Funds - 0.4%
29,100	Electra Private Equity plc		1,705,370

	Total Exchange Traded Funds (cost $1,613,798)		1,705,370

	Total Long-Term Investments (cost $383,722,152)		386,673,836

Short-Term Investments - 0.4%
	Other Investment Pools & Funds - 0.4%
1,371,662	Morgan Stanley Institutional Liquidity Funds, Institutional Class		1,371,662

	Total Short-Term Investments (cost $1,371,662)		1,371,662

	Total Investments (cost $385,093,814)^	100.1%	$388,045,498
	Other Assets and Liabilities	(0.1)%	(357,303)

	Total Net Assets	100.0%	$387,688,195

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

The Hartford International Small Company Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$33,111,792
Unrealized Depreciation	(30,160,108)

Net Unrealized Appreciation	$2,951,684

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $24,721,983, which represents 6.4% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

The Hartford International Small Company Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$25,640,367	$—	$25,640,367	$—
Austria	13,638,043	—	13,638,043	—
Belgium	9,891,010	—	9,891,010	—
Denmark	3,077,379	—	3,077,379	—
France	24,899,289	10,314,029	14,585,260	—
Germany	9,256,030	—	9,256,030	—
Hong Kong	1,917,031	—	1,917,031	—
Ireland	3,826,555	3,826,555	—	—
Italy	47,212,088	31,593,376	15,618,712	—
Japan	132,652,118	—	132,652,118	—
Luxembourg	6,327,127	6,327,127	—	—
Netherlands	8,509,847	4,941,030	3,568,817	—
Norway	4,274,862	—	4,274,862	—
South Korea	4,929,451	—	4,929,451	—
Spain	3,846,445	—	3,846,445	—
Switzerland	6,406,282	1,716,715	4,689,567	—
Taiwan	5,559,539	—	5,559,539	—
United Kingdom	73,105,003	22,640,907	50,464,096	—
Exchange Traded Funds	1,705,370	—	1,705,370	—
Short-Term Investments	1,371,662	1,371,662	—	—

Total	$388,045,498	$82,731,401	$305,314,097	$—

(1) For the period ended January 31, 2017, investments valued at $16,091,539 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $43,255,995 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford International Value Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 93.5%
	Australia - 0.5%
3,723,343	Resolute Mining Ltd.	$4,143,672
2,453,907	Western Areas Ltd.*	4,581,742

		8,725,414

	Austria - 0.4%
430,160	Zumtobel Group AG	7,226,465

	Belgium - 1.6%
364,541	Ageas	15,608,727
1,427,309	AGFA-Gevaert N.V.*	5,629,858
292,249	Orange Belgium S.A.*	6,595,370

		27,833,955

	Brazil - 1.3%
730,300	Cia Paranaense de Energia (Preference Shares)	7,451,095
31,686	Petro Rio S.A.*	263,455
892,163	Petroleo Brasileiro S.A. ADR*	9,153,592
393,600	Telefonica Brasil S.A. (Preference Shares)	5,829,492

		22,697,634

	Canada - 2.5%
442,935	Barrick Gold Corp.	8,162,599
1,186,080	Centerra Gold, Inc.	5,860,899
2,534,627	Eldorado Gold Corp.*	8,947,233
2,148,060	Ivanhoe Mines Ltd. Class A*	6,553,543
1,503,811	Kinross Gold Corp.*	5,864,863
404,800	Northern Dynasty Minerals Ltd.*	1,172,792
479,890	Painted Pony Petroleum Ltd.*	2,883,950
1,197,409	Uranium Participation Corp.*	3,864,836

		43,310,715

	China - 0.3%
20,395,390	Daphne International Holdings Ltd.*	1,827,502
557,548	Sinovac Biotech Ltd.*	3,138,995

		4,966,497

	Denmark - 0.5%
392,335	D/S Norden A/S*	6,977,047
39,201	H. Lundbeck A/S*	1,683,642

		8,660,689

	France - 10.5%
2,079,112	Air France-KLM*	10,985,171
416,199	Alstom S.A.*	11,809,391
341,052	BNP Paribas S.A.	21,817,713
394,303	Cie de Saint-Gobain	19,374,337
955,697	Coface S.A.*	6,176,947
831,989	Engie S.A.	9,961,004
265,985	Metropole Television S.A.	5,228,445
72,676	Renault S.A.	6,544,009
676,619	Rexel S.A.	11,800,872
389,810	Societe Generale S.A.	19,056,835
69,190	Sopra Steria Group	8,022,148
951,010	Television Francaise	10,477,045
33,539	Thales S.A.	3,146,449
629,327	Total S.A.	31,840,903
106,825	Vicat S.A.	6,488,746

		182,730,015

	Germany - 3.8%
1,018,226	Deutsche Lufthansa AG	13,602,058
1,134,223	E.ON SE	8,737,011
215,940	Hamburger Hafen und Logistik AG	4,401,805
876,921	Kontron AG*	2,755,915
315,131	METRO AG	10,784,019
161,309	Rheinmetall AG	12,379,066

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

417,066	RWE AG*	$5,553,248
234,043	Salzgitter AG	8,982,142

		67,195,264

	Greece - 0.8%
1,905,870	Alpha Bank A.E.*	3,382,092
1,107,358	Hellenic Telecommunications Organization S.A.	10,043,371

		13,425,463

	Hong Kong - 1.1%
8,505,788	AMVIG Holdings Ltd.	2,927,020
607,040	Dah Sing Financial Holdings Ltd.	4,687,347
163,746,335	G-Resources Group Ltd.	2,918,158
35,872,000	NetMind Financial Holdings Ltd.*	234,343
12,935,175	New World Department Store China Ltd.*	1,862,691
39,634,695	Pacific Basin Shipping Ltd.*	7,391,744

		20,021,303

	Hungary - 0.5%
4,701,699	Magyar Telekom Telecommunications plc	8,395,416

	India - 0.9%
2,311,369	Allahabad Bank*	2,274,401
1,095,261	Canara Bank*	4,586,860
2,325,910	Corp. Bank*	1,480,155
3,191,957	NTPC Ltd.	8,113,430

		16,454,846

	Italy - 3.9%
994,742	Assicurazioni Generali S.p.A.	15,873,177
1,764,915	Banca Popolare dell’Emilia Romagna SC	10,037,171
1,576,894	Eni S.p.A.	24,246,032
2,131,145	Geox S.p.A.	4,594,239
13,262,019	Saipem S.p.A.*	6,809,785
257,537	UniCredit S.p.A.	7,030,010

		68,590,414

	Japan - 34.6%
627,260	Aisan Industry Co., Ltd.	5,267,118
65,840	Alpha Systems, Inc.	1,144,699
734,415	Alpine Electronics, Inc.	10,724,497
280,710	Avex Group Holdings, Inc.	4,219,106
282,200	Benesse Holdings, Inc.	8,213,635
461,880	Canon, Inc.	13,665,356
189,895	Cawachi Ltd.	4,886,287
929,000	Chiyoda Corp.	6,252,916
327,605	Chubu Steel Plate Co., Ltd.	1,856,025
1,191,000	Citizen Watch Co., Ltd.	7,395,956
247,840	CMIC Holdings Co., Ltd.	3,280,888
759,115	Dai-ichi Life Holdings, Inc.	13,761,912
223,045	Dena Co., Ltd.	4,983,790
174,108	Eisai Co., Ltd.	9,596,952
117,600	en-japan, Inc.	2,124,354
329,090	Exedy Corp.	8,911,440
2,938,025	Fujitsu Ltd.	17,075,666
712,595	Funai Electric Co., Ltd.	5,719,563
167,390	Gendai Agency, Inc.	916,245
1,504,580	Gree, Inc.	8,115,682
352,025	Hisaka Works Ltd.	2,925,061
719,835	Honda Motor Co., Ltd.	21,421,494
261,270	Honeys Co., Ltd.	2,500,195
886,705	Hosiden Corp.	6,852,874
389,400	Ichiyoshi Securities Co., Ltd.	3,023,346
667,110	Inpex Corp.	6,546,475
403,930	Japan Petroleum Exploration Co., Ltd.	9,073,606
506,060	Japan Steel Works Ltd.	9,502,155
885,215	JSR Corp.	15,172,043
576,280	Keihin Corp.	10,198,438

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

287,215	Kuroda Electric Co., Ltd.	$5,924,428
442,935	Kyoei Steel Ltd.	8,932,260
146,160	Melco Holdings, Inc.	4,201,145
247,840	Miraial Co., Ltd.	2,120,941
2,316,050	Mitsubishi Motors Corp.	12,546,373
3,946,375	Mitsubishi UFJ Financial Group, Inc.	25,270,698
571,105	Mitsui Chemicals, Inc.	2,685,670
8,330,040	Mizuho Financial Group, Inc.	15,457,113
130,535	Nakayama Steel Works Ltd.*	879,074
1,036,950	NET One Systems Co., Ltd.	7,079,052
449,620	Neturen Co., Ltd.	3,582,046
933,690	Nichicon Corp.	8,781,084
619,320	Nikon Corp.	9,995,349
37,010	Nintendo Co., Ltd.	7,575,271
2,192,500	Nippon Chemi-Con Corp.	5,055,900
56,460	Nishimatsuya Chain Co., Ltd.	705,970
530,595	Nissin Kogyo Co., Ltd.	8,765,974
518,055	NOK Corp.	10,528,002
853,380	Oita Bank Ltd.	3,197,629
1,607,375	Pacific Metals Co., Ltd.*	5,078,947
183,490	PAL GROUP Holdings Co., Ltd.	4,671,832
4,157,175	Pioneer Corp.*	9,125,067
115,640	Proto Corp.	1,430,331
430,865	Relia, Inc.	4,488,159
217,055	Rohm Co., Ltd.	13,879,850
66,600	Sankyo Co., Ltd.	2,223,688
2,081,870	Sanyo Shokai Ltd.	3,098,275
301,150	Shinkawa Ltd.*	2,289,636
1,278,105	Shinko Electric Industries Co., Ltd.	9,674,957
885,445	Showa Corp.	6,092,932
641,555	Sumitomo Heavy Industries Ltd.	4,410,935
566,060	Sumitomo Mitsui Financial Group, Inc.	22,207,661
185,185	Sumitomo Mitsui Trust Holdings, Inc.	6,902,472
276,070	Sumitomo Real Estate Sales Co., Ltd. REIT	6,281,769
581,475	Sumitomo Riko Co., Ltd.	6,004,456
152,320	Suzuken Co., Ltd.	5,028,831
1,377,920	T&D Holdings, Inc.	20,413,239
468,210	Taiyo Yuden Co., Ltd.	5,710,438
449,570	Takeda Pharmaceutical Co., Ltd.	18,830,517
634,775	Tochigi Bank Ltd.	3,226,790
620,295	Tokai Rika Co., Ltd.	12,345,351
224,140	Tokyo Seimitsu Co., Ltd.	7,336,273
1,000,270	Tokyo Steel Manufacturing Co., Ltd.	9,014,965
1,930,515	Toshiba Machine Co., Ltd.	8,406,206
2,545,260	Toyo Engineering Corp.	6,785,955
455,750	Toyoda Gosei Co., Ltd.	10,978,444
487,130	Ushio, Inc.	6,183,089
368,645	Xebio Holdings Co., Ltd.	5,507,993
57,130	Yamanashi Chuo Bank Ltd.	268,657
252,260	Yamato Kogyo Co., Ltd.	7,542,957

		604,052,425

	Kazakhstan - 0.1%
93,404	KazMunaiGas Exploration Production JSC GDR*	924,700

	Netherlands - 4.2%
823,108	Delta Lloyd N.V.	4,738,942
1,145,867	ING Groep N.V.	16,461,466
297,466	Koninklijke Philips N.V.	8,728,393
3,042,138	PostNL N.V.*	13,351,865
1,089,075	Royal Dutch Shell plc Class B	30,760,273

		74,040,939

	Norway - 0.9%
355,779	Statoil ASA	6,634,280
1,468,227	Storebrand ASA*	8,952,760

		15,587,040

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Russia - 2.6%
2,547,221	Gazprom PJSC ADR	$12,638,493
263,755	Lukoil PJSC ADR	14,863,847
569,315	Sberbank of Russia PJSC ADR	6,675,340
2,118,470	Surgutneftegas OJSC ADR	11,385,620

		45,563,300

	South Africa - 1.3%
268,425	Anglo American Platinum Ltd.*	7,027,423
1,753,811	Gold Fields Ltd.	6,064,590
1,619,799	Impala Platinum Holdings Ltd.*	6,455,243
2,278,109	Raubex Group Ltd.	3,873,208

		23,420,464

	South Korea - 2.2%
328,682	KB Financial Group, Inc.	13,300,228
472,809	KT Corp.	11,965,759
72,036	NHN Entertainment Corp.*	3,285,336
172,450	Shinhan Financial Group Co., Ltd.	6,815,615
384,119	Tongyang Life Insurance Co., Ltd.	3,499,523

		38,866,461

	Spain - 2.1%
411,965	Almirall S.A.	6,640,735
6,966,470	Banco Popular Espanol S.A.	7,213,662
3,494,089	CaixaBank S.A.	12,807,548
1,024,906	Telefonica S.A.	9,916,065

		36,578,010

	Sweden - 0.9%
1,878,358	Qliro Group AB*	2,344,378
337,401	SAS AB*	546,422
2,295,615	Telefonaktiebolaget LM Ericsson Class B	13,586,208

		16,477,008

	Switzerland - 4.8%
139,180	Adecco Group AG	9,958,997
541,544	GAM Holding AG	5,525,864
156,137	Julius Baer Group Ltd.	7,340,115
323,044	LafargeHolcim Ltd.	17,393,921
692,347	STMicroelectronics N.V.	9,134,105
1,336,879	UBS Group AG	21,726,060
44,769	Zurich Insurance Group AG*	12,892,290

		83,971,352

	Taiwan - 1.5%
8,991,355	Acer, Inc.	4,152,052
17,049,720	Compal Electronics, Inc.	10,286,995
1,592,860	MediaTek, Inc.	10,904,866

		25,343,913

	United Kingdom - 9.7%
724,125	Anglo American plc*	12,482,675
401,079	AstraZeneca plc	21,284,854
5,410,006	BP plc	32,311,445
1,414,019	Halfords Group plc	6,454,997
4,944,618	Hays plc	9,514,623
4,411,465	HSBC Holdings plc	37,633,837
4,512,299	J Sainsbury plc	14,681,057
583,731	Lonmin plc*	937,843
2,191,162	Marks & Spencer Group plc	9,287,470
5,452,362	SIG plc	7,051,122
1,619,437	Standard Chartered plc*	15,858,087
450,716	SThree plc	1,810,149

		169,308,159

	Total Common Stocks (cost $1,564,100,063)	1,634,367,861

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Total Long-Term Investments (cost $1,564,100,063)		1,634,367,861

Short-Term Investments - 5.5%
	Other Investment Pools & Funds - 5.5%
95,609,390	Fidelity Institutional Government Fund, Institutional Class		$95,609,390

	Total Short-Term Investments (cost $95,609,390)		95,609,390

	Total Investments (cost $1,659,709,453)^	99.0%	$1,729,977,251
	Other Assets and Liabilities	1.0%	17,172,809

	Total Net Assets	100.0%	$1,747,150,060

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$157,777,635
Unrealized Depreciation	(87,509,837)

Net Unrealized Appreciation	$70,267,798

*	Non-income producing.

Futures Contracts Outstanding at January 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EAFE (mini MSCI) Index Future	634	03/17/2017	$54,487,856	$54,790,280	$302,424

Total futures contracts					$302,424

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The Hartford International Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$8,725,414	$—	$8,725,414	$—
Austria	7,226,465	—	7,226,465	—
Belgium	27,833,955	—	27,833,955	—
Brazil	22,697,634	22,697,634	—	—
Canada	43,310,715	43,310,715	—	—
China	4,966,497	3,138,995	1,827,502	—
Denmark	8,660,689	6,977,047	1,683,642	—
France	182,730,015	—	182,730,015	—
Germany	67,195,264	—	67,195,264	—
Greece	13,425,463	—	13,425,463	—
Hong Kong	20,021,303	2,927,020	17,094,283	—
Hungary	8,395,416	—	8,395,416	—
India	16,454,846	—	16,454,846	—
Italy	68,590,414	4,594,239	63,996,175	—
Japan	604,052,425	—	604,052,425	—
Kazakhstan	924,700	924,700	—	—
Netherlands	74,040,939	—	74,040,939	—
Norway	15,587,040	—	15,587,040	—
Russia	45,563,300	—	45,563,300	—
South Africa	23,420,464	3,873,208	19,547,256	—
South Korea	38,866,461	—	38,866,461	—
Spain	36,578,010	—	36,578,010	—
Sweden	16,477,008	—	16,477,008	—
Switzerland	83,971,352	—	83,971,352	—
Taiwan	25,343,913	—	25,343,913	—
United Kingdom	169,308,159	8,861,271	160,446,888	—
Short-Term Investments	95,609,390	95,609,390	—	—
Futures Contracts(2)	302,424	302,424	—	—

Total	$1,730,279,675	$193,216,643	$1,537,063,032	$—

(1) For the period ended January 31, 2017, investments valued at $9,200,806 were transferred from Level 1 to Level 2 due to the application of a fair valuation model factor; investments valued at $8,186,224 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation model factor and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Long/Short Global Equity Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 117.0%
	Automobiles & Components - 2.4%
15,300	Keihin Corp.	$270,764
6,160	Tenneco, Inc.*	415,492

		686,256

	Banks - 5.0%
33,800	Banco ABC Brasil S.A. (Preference Shares)	177,522
49,600	Banco do Estado do Rio Grande do Sul S.A. Class B, (Preference Shares)	247,913
11,676	Hilltop Holdings, Inc.	319,689
15,646	Indiabulls Housing Finance Ltd.	173,342
13,730	Sterling Bancorp	327,461
76,059	Union Bank of India	162,156

		1,408,083

	Capital Goods - 11.4%
11,980	Alstom S.A.*	339,925
4,234	Applied Industrial Technologies, Inc.	255,945
34,000	Beijing Enterprises Holdings Ltd.	169,485
23,800	Hazama Ando Corp.	166,074
21,900	Hino Motors Ltd.	231,053
7,000	Kyudenko Corp.	189,951
26,600	Minebea Mitsumi, Inc.	264,433
3,719	Moog, Inc. Class A*	244,971
3,870	Owens Corning	213,817
19,597	Rexel S.A.	341,790
3,351	Teledyne Technologies, Inc.*	411,737
7,690	Timken Co.	341,436

		3,170,617

	Commercial & Professional Services - 1.7%
17,528	Berendsen plc	184,046
6,330	Robert Half International, Inc.	297,890

		481,936

	Consumer Durables & Apparel - 5.3%
12,142	Acushnet Holdings Corp.*	225,234
26,000	Alpine Electronics, Inc.	379,672
81,000	ANTA Sports Products Ltd.	257,811
8,333	Electrolux AB Series B	221,584
13,730	La-Z-Boy, Inc.	392,678

		1,476,979

	Consumer Services - 5.9%
6,290	Cheesecake Factory, Inc.	379,036
3,493	China Lodging Group Ltd. ADR*	188,727
63,909	Domino’s Pizza Group plc	291,945
33,094	Melia Hotels International S.A.	425,585
97,600	MGM China Holdings Ltd.	189,580
3,586	New Oriental Education & Technology Group, Inc. ADR*	170,514

		1,645,387

	Diversified Financials - 7.7%
14,352	Bharat Financial Inclusion Ltd.*	156,287
43,495	MFA Financial, Inc. REIT	343,176
18,790	MTGE Investment Corp. REIT	298,761
23,603	Redwood Trust, Inc. REIT	365,847
29,550	Santander Consumer USA Holdings, Inc.*	390,651
11,120	Solar Capital Ltd.	235,966
8,606	Voya Financial, Inc.	346,133

		2,136,821

	Energy - 6.0%
26,200	Cameco Corp.	333,628
37,300	Enerplus Corp.	332,511
21,132	Hunting plc	148,386

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

11,300	Japan Petroleum Exploration Co., Ltd.	$253,835
42,100	Precision Drilling Corp.*	236,828
82,400	United Tractors Tbk PT	134,854
16,439	WPX Energy, Inc.*	228,995

		1,669,037

	Food & Staples Retailing - 0.7%
5,676	X5 Retail Group N.V. GDR*	190,430

	Food, Beverage & Tobacco - 3.6%
71,521	Cloetta AB Class B	241,208
4,304	Post Holdings, Inc.*	360,159
4,368	Sanderson Farms, Inc.	397,488

		998,855

	Health Care Equipment & Services - 8.4%
1,176	BioMerieux	186,043
5,516	DiaSorin S.p.A.	328,987
6,155	Glaukos Corp.*	253,709
16,303	Globus Medical, Inc. Class A*	429,747
8,420	Haemonetics Corp.*	335,621
6,600	LifePoint Health, Inc.*	391,710
7,344	Surgical Care Affiliates, Inc.*	414,936

		2,340,753

	Household & Personal Products - 1.5%
7,932	Nu Skin Enterprises, Inc. Class A	411,512

	Insurance - 6.4%
8,578	Ageas	367,288
3,488	Assurant, Inc.	338,790
14,598	Assured Guaranty Ltd.	568,008
30,541	Coface S.A.*	197,395
30,728	MBIA, Inc.*	313,426

		1,784,907

	Materials - 9.9%
5,840	Cabot Corp.	323,361
48,900	Centerra Gold, Inc.	241,634
29,745	Fletcher Building Ltd.	229,168
38,900	Gerdau S.A. (Preference Shares)	150,608
24,520	Graphic Packaging Holding Co.	306,745
55,327	KAZ Minerals plc*	328,288
88,700	PTT Global Chemical PCL	171,303
5,128	Reliance Steel & Aluminum Co.	408,445
43,300	Tokyo Steel Manufacturing Co., Ltd.	390,243
4,155	Vidrala S.A.	225,836

		2,775,631

	Media - 1.1%
34,587	UBM plc	307,332

	Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
13,610	Aduro Biotech, Inc.*	161,279
3,200	ICON plc*	268,992
219,000	Sino Biopharmaceutical Ltd.	171,888

		602,159

	Real Estate - 6.2%
190,700	Corp. Inmobiliaria Vesta S.A.B. de C.V.	209,781
20,554	D Carnegie & Co. AB*	258,450
20,417	Entra ASA(1)	220,209
11,560	LaSalle Hotel Properties REIT	348,765
6,813	Potlatch Corp. REIT	280,696
15,300	Sumitomo Real Estate Sales Co., Ltd. REIT	348,140
10,300	Takara Leben Co., Ltd.	57,662

		1,723,703

	Retailing - 2.7%
20,598	Chico’s FAS, Inc.	277,867

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

78,702	Marks & Spencer Group plc	$333,587
128,600	Matahari Department Store Tbk PT	142,371

		753,825

	Semiconductors & Semiconductor Equipment - 4.7%
22,200	Entegris, Inc.*	416,250
5,814	First Solar, Inc.*	181,339
6,000	MKS Instruments, Inc.	395,400
3,570	Silicon Motion Technology Corp. ADR	139,587
63,929	Win Semiconductors Corp.	192,335

		1,324,911

	Software & Services - 6.2%
6,659	Aspen Technology, Inc.*	353,659
8,319	Cardtronics plc Class A*	454,051
5,900	Dena Co., Ltd.	131,832
13,500	Nexon Co., Ltd.	205,540
8,240	Wix.com Ltd.*	433,012
6,608	Yandex N.V. Class A*	152,909

		1,731,003

	Technology Hardware & Equipment - 4.6%
4,070	Arista Networks, Inc.*	382,580
4,800	Arrow Electronics, Inc.*	352,896
11,355	Spectris plc	345,520
33,000	Sunny Optical Technology Group Co., Ltd.	193,364

		1,274,360

	Telecommunication Services - 3.3%
24,047	Hellenic Telecommunications Organization S.A.	218,098
6,198	Millicom International Cellular S.A.	306,939
54,384	Vonage Holdings Corp.*	385,583

		910,620

	Transportation - 9.1%
223,755	Air New Zealand Ltd.	344,755
45,300	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	193,248
20,300	Hitachi Transport System Ltd.	414,305
60,800	JSL S.A.	186,195
16,000	Localiza Rent a Car S.A.	187,109
14,420	Marten Transport Ltd.	329,497
61,126	PostNL N.V.*	268,280
48,000	SATS Ltd.	179,828
18,757	Swift Transportation Co.*	428,222

		2,531,439

	Utilities - 1.1%
11,465	Indraprastha Gas Ltd.	158,952
286,535	SJVN Ltd.	138,091

		297,043

	Total Common Stocks (cost $29,364,200)	32,633,599

Exchange Traded Funds - 4.5%
	Other Investment Pools & Funds - 4.5%
10,637	iShares Core MSCI EAFE ETF	589,715
4,932	iShares Russell 2000 ETF	666,954

	Total Exchange Traded Funds (cost $1,141,804)	1,256,669

	Total Long-Term Investments (cost $30,506,004)	33,890,268
Short-Term Investments - 0.6%
	Other Investment Pools & Funds - 0.6%
162,156	Morgan Stanley Institutional Liquidity Funds, Institutional Class	162,156

	Total Short-Term Investments (cost $162,156)	162,156

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Total Investments (cost $30,668,160)^	122.1%	$34,052,424
	Total Securities Sold Short (proceeds $15,944,619)	(58.3)%	$(16,265,873)
	Other Assets and Liabilities	36.2%	10,107,534

	Total Net Assets	100.0%	$27,894,085

Securities Sold Short - (56.0%)
Common Stocks - (56.0%)
	Banks - (2.7%)
(31,845)	Aozora Bank Ltd.		$(115,979)
(7,001)	Banc of California, Inc.		(110,616)
(10,925)	Kearny Financial Corp.		(166,606)
(16,533)	Seven Bank Ltd.		(47,365)
(2,005)	Suruga Bank Ltd.		(45,678)
(7,783)	TFS Financial Corp.		(136,125)
(2,223)	Westamerica Bancorp		(126,155)

			(748,524)

	Capital Goods - (6.9%)
(12,685)	Builders FirstSource, Inc.		(136,491)
(3,461)	Cubic Corp.		(164,570)
(2,146)	Dycom Industries, Inc.		(173,096)
(3,828)	Herc Holdings, Inc.		(190,137)
(39,609)	Interserve plc		(161,318)
(7,313)	Keihan Holdings Co., Ltd.		(48,712)
(5,023)	Mercury Systems, Inc.		(169,376)
(4,761)	METAWATER Co., Ltd.		(117,441)
(4,588)	MonotaRO Co., Ltd.		(120,417)
(23,825)	Reliance Worldwide Corp. Ltd.		(52,417)
(75,944)	Sembcorp Industries Ltd.		(169,605)
(2,668)	SHO-BOND Holdings Co., Ltd.		(113,300)
(4,338)	SPX FLOW, Inc.		(151,353)
(8,683)	Sunrun, Inc.		(45,933)
(3,509)	Totetsu Kogyo Co., Ltd.		(103,380)

			(1,917,546)

	Commercial & Professional Services - (2.6%)
(8,783)	Covanta Holding Corp.		(141,406)
(2,519)	Healthcare Services Group, Inc.		(100,130)
(12,640)	IPH Ltd.		(47,167)
(55,293)	IWG plc		(174,192)
(5,206)	Mobile Mini, Inc.		(169,455)
(8,868)	Relia, Inc.		(92,375)

			(724,725)

	Consumer Durables & Apparel - (1.2%)
(6,148)	G-III Apparel Group Ltd.		(161,447)
(5,668)	LGI Homes, Inc.		(176,048)

			(337,495)

	Consumer Services - (1.9%)
(9,903)	ClubCorp Holdings, Inc.		(163,400)
(5,005)	Evolution Gaming Group AB(1)		(160,686)
(6,670)	Fuji Kyuko Co., Ltd.		(63,217)
(3,275)	Houghton Mifflin Harcourt Co.		(37,008)
(4,424)	McDonald’s Holdings Co. Japan Ltd.		(116,310)

			(540,621)

	Diversified Financials - (4.8%)
(5,272)	Artisan Partners Asset Management, Inc. Class A		(152,624)
(358)	Azimut Holding S.p.A.		(6,442)
(3,316)	Banca Generali S.p.A.		(84,587)
(2,330)	CBOE Holdings, Inc.		(185,515)
(5,603)	Encore Capital Group, Inc.		(173,413)
(5,349)	Houlihan Lokey, Inc.		(166,354)
(4,379)	PRA Group, Inc.		(174,287)

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(32,111)	Singapore Exchange Ltd.	$(168,905)
(67,982)	Value Partners Group Ltd.	(58,363)
(1,353)	Wendel S.A.	(160,128)

		(1,330,618)

	Energy - (1.9%)
(152,244)	DNO ASA	(159,344)
(12,042)	Kosmos Energy Ltd.	(78,755)
(24,103)	MEG Energy Corp.	(125,215)
(8,906)	Par Pacific Holdings, Inc.	(129,404)
(783)	SemGroup Corp. Class A	(31,085)

		(523,803)

	Food & Staples Retailing - (0.6%)
(10,929)	Smart & Final Stores, Inc.	(156,831)

	Food, Beverage & Tobacco - (1.8%)
(22,679)	Britvic plc	(178,791)
(3,650)	Snyder’s-Lance, Inc.	(140,087)
(2,375)	TreeHouse Foods, Inc.	(180,215)

		(499,093)

	Health Care Equipment & Services - (3.0%)
(4,230)	Acadia Healthcare Co., Inc.	(162,305)
(15,749)	Fisher & Paykel Healthcare Corp. Ltd.	(100,426)
(2,367)	Integer Holdings Corp.	(76,691)
(3,700)	K2M Group Holdings, Inc.	(75,184)
(1,588)	Nevro Corp.	(138,188)
(6,435)	Novocure Ltd.	(40,862)
(113,942)	Raffles Medical Group Ltd.	(119,654)
(35,443)	Regis Healthcare Ltd.	(117,427)

		(830,737)

	Household & Personal Products - (0.6%)
(4,918)	Revlon, Inc. Class A	(164,507)

	Insurance - (2.5%)
(17,038)	Discovery Ltd.	(145,410)
(1,551)	Erie Indemnity Co. Class A	(173,883)
(27,203)	Medibank Pvt Ltd.	(55,748)
(2,781)	Mercury General Corp.	(175,898)
(2,900)	ProAssurance Corp.	(157,760)

		(708,699)

	Materials - (5.6%)
(9,291)	Air Water, Inc.	(172,029)
(5,590)	CF Industries Holdings, Inc.	(197,271)
(1,775)	Compass Minerals International, Inc.	(148,390)
(17,754)	Essentra plc	(91,670)
(3,663)	Flotek Industries, Inc.	(38,718)
(2,972)	FP Corp.	(141,845)
(4,400)	Fuji Seal International, Inc.	(93,426)
(11,314)	Hexpol AB	(109,578)
(19,893)	Ivanhoe Mines Ltd. Class A	(60,692)
(30,263)	Nampak Ltd.	(42,210)
(1,369)	Nissan Chemical Industries Ltd.	(48,881)
(6,075)	Olin Corp.	(159,226)
(4,419)	Platform Specialty Products Corp.	(53,647)
(20,993)	Syrah Resources Ltd.	(49,143)
(101,983)	Toyobo Co., Ltd.	(165,329)

		(1,572,055)

	Real Estate - (2.0%)
(392)	Alexander’s, Inc. REIT	(165,741)
(11,542)	Colony NorthStar, Inc. Class A, REIT	(160,665)
(3,012)	CoreCivic, Inc. REIT	(87,468)
(2,177)	Taubman Centers, Inc. REIT	(154,219)

		(568,093)

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Retailing - (3.3%)
(2,569)	ASKUL Corp.	$(83,497)
(4,125)	Core-Mark Holding Co., Inc.	(144,086)
(1,272)	Dufry AG	(181,586)
(26,598)	IDOM, Inc.	(174,100)
(614)	Lithia Motors, Inc. Class A	(63,316)
(2,743)	RH	(74,116)
(12,057)	Woolworths Holdings Ltd.	(66,242)
(5,947)	Yoox Net-A-Porter Group S.p.A.	(149,178)

		(936,121)

	Software & Services - (7.7%)
(8,479)	ACI Worldwide, Inc.	(164,493)
(39,143)	Aconex Ltd.	(89,756)
(544)	Bitauto Holdings Ltd. ADR	(10,608)
(2,426)	Blackbaud, Inc.	(159,170)
(16,139)	Endurance International Group Holdings, Inc.	(124,270)
(4,502)	Envestnet, Inc.	(170,176)
(10,035)	Five9, Inc.	(155,141)
(1,104)	GMO Payment Gateway, Inc.	(54,910)
(13,913)	Gogo, Inc.	(127,304)
(5,205)	MINDBODY, Inc. Class A	(126,742)
(7,910)	Monotype Imaging Holdings, Inc.	(173,229)
(20,345)	Opera Software ASA	(91,512)
(11,490)	Pandora Media, Inc.	(149,370)
(1,804)	Q2 Holdings, Inc.	(57,277)
(2,292)	SMS Co., Ltd.	(54,999)
(8,223)	Square, Inc. Class A	(120,220)
(1,390)	Stamps.com, Inc.	(168,955)
(6,157)	Virtusa Corp.	(156,880)

		(2,155,012)

	Technology Hardware & Equipment - (1.3%)
(2,385)	Ai Holdings Corp.	(45,888)
(6,746)	Diebold Nixdorf, Inc.	(183,491)
(8,126)	Topcon Corp.	(124,558)
(59)	ViaSat, Inc.	(3,830)

		(357,767)

	Telecommunication Services - (1.9%)
(11,871)	Cellnex Telecom SAU(1)	(169,040)
(15,570)	Euskaltel S.A.(1)	(143,739)
(4,285)	Shenandoah Telecommunications Co.	(116,766)
(9,879)	TPG Telecom Ltd.	(48,532)
(20,564)	Vocus Group Ltd.	(63,064)

		(541,141)

	Transportation - (1.6%)
(2,007)	Atlas Air Worldwide Holdings, Inc.	(105,869)
(16,732)	Europcar Groupe S.A.(1)	(177,134)
(4,517)	Matson, Inc.	(161,076)

		(444,079)

	Utilities - (2.1%)
(2,803)	American States Water Co.	(122,715)
(6,886)	Dynegy, Inc.	(65,761)
(2,919)	Elia System Operator S.A.	(145,609)
(511,133)	Huadian Fuxin Energy Corp. Ltd. Class H	(118,685)
(12,376)	Pennon Group plc	(123,734)

		(576,504)

	Total Common Stocks (Proceeds $(15,336,929))	(15,633,971)

Exchange Traded Funds - (2.3%)
	Other Investment Pools & Funds - 2.3%
(9,486)	iShares MSCI Brazil Capped ETF	(349,749)
(9,949)	iShares MSCI India ETF	(282,153)
	Total Exchange Traded Funds (cost $(607,690))	(631,902)

	Total Securities Sold Short (Proceeds $(15,944,619))	(16,265,873)

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$4,107,025
Unrealized Depreciation	(722,761)

Net Unrealized Appreciation	$3,384,264

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $870,808, which represents 3.1% of total net assets.

OTC Total Return Swap Contracts Outstanding at January 31, 2017

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BIM Birlesik Magazalar A.S.	GSC	TRY	619,221	6M LIBOR - 1.25%	01/31/18	$—	$—	$—	$0
Valid Solucoes S.A.	CSI	USD	130,070	1M LIBOR - 3.00%	08/31/17	—	—	563	563

Total						$—	$—	$563	$563

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CSI	Credit Suisse International
GSC	Goldman Sachs & Co.

Currency Abbreviations:
TRY	Turkish Lira

Index Abbreviations:
CBOE	Chicago Board Options Exchange
MSCI	Morgan Stanley Capital International
SPX	Standard and Poor’s 500 Index

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

Hartford Long/Short Global Equity Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$686,256	$415,492	$270,764	$—
Banks	1,408,083	1,072,585	335,498	—
Capital Goods	3,170,617	1,467,906	1,702,711	—
Commercial & Professional Services	481,936	297,890	184,046	—
Consumer Durables & Apparel	1,476,979	617,912	859,067	—
Consumer Services	1,645,387	738,277	907,110	—
Diversified Financials	2,136,821	1,980,534	156,287	—
Energy	1,669,037	1,131,962	537,075	—
Food & Staples Retailing	190,430	190,430	—	—
Food, Beverage & Tobacco	998,855	998,855	—	—
Health Care Equipment & Services	2,340,753	2,154,710	186,043	—
Household & Personal Products	411,512	411,512	—	—
Insurance	1,784,907	1,220,224	564,683	—
Materials	2,775,631	1,827,932	947,699	—
Media	307,332	—	307,332	—
Pharmaceuticals, Biotechnology & Life Sciences	602,159	430,271	171,888	—
Real Estate	1,723,703	839,242	884,461	—
Retailing	753,825	277,867	475,958	—
Semiconductors & Semiconductor Equipment	1,324,911	1,132,576	192,335	—
Software & Services	1,731,003	1,393,631	337,372	—
Technology Hardware & Equipment	1,274,360	735,476	538,884	—
Telecommunication Services	910,620	385,583	525,037	—
Transportation	2,531,439	1,848,854	682,585	—
Utilities	297,043	—	297,043	—
Exchange Traded Funds	1,256,669	1,256,669	—	—
Short-Term Investments	162,156	162,156	—	—
Swaps - Total Return(2)	563	—	563	—

Total	$34,052,987	$22,988,546	$11,064,441	$—

Liabilities
Securities Sold Short
Banks	$(748,524)	$(539,502)	$(209,022)	$—
Capital Goods	(1,917,546)	(1,192,274)	(725,272)	—
Commercial & Professional Services	(724,725)	(410,991)	(313,734)	—
Consumer Durables & Apparel	(337,495)	(337,495)	—	—
Consumer Services	(540,621)	(200,408)	(340,213)	—
Diversified Financials	(1,330,618)	(852,193)	(478,425)	—
Energy	(523,803)	(364,459)	(159,344)	—
Food & Staples Retailing	(156,831)	(156,831)	—	—
Food, Beverage & Tobacco	(499,093)	(320,302)	(178,791)	—
Health Care Equipment & Services	(830,737)	(612,884)	(217,853)	—
Household & Personal Products	(164,507)	(164,507)	—	—
Insurance	(708,699)	(507,541)	(201,158)	—
Materials	(1,572,055)	(657,944)	(914,111)	—
Real Estate	(568,093)	(568,093)	—	—
Retailing	(936,121)	(281,518)	(654,603)	—
Software & Services	(2,155,012)	(1,955,347)	(199,665)	—
Technology Hardware & Equipment	(357,767)	(187,321)	(170,446)	—
Telecommunication Services	(541,141)	(116,766)	(424,375)	—
Transportation	(444,079)	(266,945)	(177,134)	—
Utilities	(576,504)	(188,476)	(388,028)	—
Exchange Traded Funds	(631,902)	(631,902)	—	—

Total	$(16,265,873)	$(10,513,699)	$(5,752,174)	$—

(1) For the period ended January 31, 2017, investments valued at $372,926 were transferred from Level 2 to Level 1 due to the application of a fair valuation factor; there were no transfers from Level 1 to Level 2 and there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford MidCap Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.5%
	Automobiles & Components - 1.4%
1,867,643	Harley-Davidson, Inc.	$106,530,357

	Banks - 5.5%
378,290	Cullen/Frost Bankers, Inc.	33,819,126
548,438	East West Bancorp, Inc.	28,211,651
122,891	First Citizens BancShares, Inc. Class A	45,069,045
1,190,028	First Republic Bank	112,255,341
1,205,223	M&T Bank Corp.	195,933,103

		415,288,266

	Capital Goods - 9.9%
2,573,322	Allison Transmission Holdings, Inc.	90,014,804
1,284,455	Fastenal Co.	63,811,724
697,221	Heico Corp. Class A	46,225,752
1,449,162	IDEX Corp.	130,656,446
918,123	Lennox International, Inc.	143,970,868
286,703	Middleby Corp.*	38,469,808
845,280	MSC Industrial Direct Co., Inc. Class A	86,345,352
1,995,936	NOW, Inc.*	42,433,599
1,097,803	PACCAR, Inc.	73,893,120
710,729	Sensata Technologies Holding N.V.*	29,815,082

		745,636,555

	Commercial & Professional Services - 7.5%
536,798	Cintas Corp.	62,327,616
438,498	Dun & Bradstreet Corp.	53,768,625
897,709	Equifax, Inc.	105,283,311
2,246,751	Robert Half International, Inc.	105,732,102
3,737,473	TransUnion*	117,842,524
276,981	UniFirst Corp.	35,425,870
1,091,038	Waste Connections, Inc.	87,610,351

		567,990,399

	Consumer Durables & Apparel - 1.6%
65,744	NVR, Inc.*	122,152,352

	Consumer Services - 1.0%
1,360,723	Choice Hotels International, Inc.	75,520,127

	Diversified Financials - 5.1%
585,082	Factset Research Systems, Inc.	101,248,440
728,314	Invesco Ltd.	21,062,841
485,859	Moody’s Corp.	50,369,002
933,042	MSCI, Inc.	77,209,225
963,285	Northern Trust Corp.	79,914,124
1,193,939	SEI Investments Co.	57,917,981

		387,721,613

	Energy - 6.0%
371,049	Cimarex Energy Co.	50,169,535
506,881	Diamondback Energy, Inc.*	53,308,675
211,023	Energen Corp.*	11,372,030
1,385,617	Newfield Exploration Co.*	55,535,529
1,631,148	Parsley Energy, Inc. Class A*	57,449,033
2,144,186	Patterson-UTI Energy, Inc.	60,122,975
3,440,571	QEP Resources, Inc.*	60,003,558
115,400	SM Energy Co.	3,520,854
733,531	World Fuel Services Corp.	32,627,459
4,651,827	WPX Energy, Inc.*	64,799,950

		448,909,598

	Food & Staples Retailing - 0.7%
586,256	PriceSmart, Inc.	49,655,883

	Health Care Equipment & Services - 3.6%
398,011	DENTSPLY SIRONA, Inc.	22,567,224
1,452,611	Patterson Cos., Inc.	60,443,144

The Hartford MidCap Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

1,007,699	STERIS plc	$71,375,320
248,644	Teleflex, Inc.	41,705,058
323,577	Varex Imaging Corp.*	9,302,833
813,872	Varian Medical Systems, Inc.*	63,197,161

		268,590,740

	Insurance - 5.4%
120,040	Alleghany Corp.*	73,412,863
161,825	Fairfax Financial Holdings Ltd.	75,611,604
155,570	Markel Corp.*	143,902,250
60,801	White Mountains Insurance Group Ltd.	55,314,318
820,299	WR Berkley Corp.	55,132,296

		403,373,331

	Materials - 3.6%
1,083,347	Ball Corp.	82,616,042
1,050,452	Packaging Corp. of America	96,830,665
142,059	Sherwin-Williams Co.	43,158,945
773,850	Silgan Holdings, Inc.	45,277,964

		267,883,616

	Pharmaceuticals, Biotechnology & Life Sciences - 10.7%
848,054	Agios Pharmaceuticals, Inc.*	36,491,764
1,913,774	Alkermes plc*	103,554,311
677,114	Alnylam Pharmaceuticals, Inc.*	27,077,789
627,855	ARIAD Pharmaceuticals, Inc.*	14,955,506
731,326	Bluebird Bio, Inc.*	54,483,787
573,631	Clovis Oncology, Inc.*	37,171,289
1,867,350	Ionis Pharmaceuticals, Inc.*	83,097,075
3,414,888	Ironwood Pharmaceuticals, Inc.*	49,106,089
252,894	Mettler-Toledo International, Inc.*	107,892,167
697,644	Neurocrine Biosciences, Inc.*	29,935,904
1,457,945	Puma Biotechnology, Inc.*	47,237,418
574,633	TESARO, Inc.*	93,573,238
740,599	Ultragenyx Pharmaceutical, Inc.*	55,552,331
443,919	Waters Corp.*	62,881,126

		803,009,794

	Retailing - 3.3%
859,363	Advance Auto Parts, Inc.	141,141,779
1,612,726	CarMax, Inc.*	107,584,952

		248,726,731

	Semiconductors & Semiconductor Equipment - 1.0%
1,200,770	MKS Instruments, Inc.	79,130,743

	Software & Services - 17.3%
1,612,304	Akamai Technologies, Inc.*	110,587,931
1,068,370	Blackbaud, Inc.	70,095,756
3,063,124	Cadence Design Systems, Inc.*	79,733,118
148,707	CoStar Group, Inc.*	30,053,685
6,219,943	Genpact Ltd.*	153,508,193
1,884,718	Global Payments, Inc.	145,651,007
1,651,449	Guidewire Software, Inc.*	86,420,326
777,460	ServiceNow, Inc.*	70,453,425
1,782,422	Total System Services, Inc.	90,333,147
2,025,993	Vantiv, Inc. Class A*	126,097,804
1,419,233	VeriSign, Inc.*	113,836,679
1,050,865	WEX, Inc.*	120,145,395
1,048,323	Zillow Group, Inc. Class A*	37,718,662
1,926,044	Zillow Group, Inc. Class C*	68,143,437

		1,302,778,565

	Technology Hardware & Equipment - 6.4%
1,091,971	Amphenol Corp. Class A	73,697,123
1,929,006	CDW Corp. of Delaware	99,363,099
1,170,625	CommScope Holding Co., Inc.*	44,273,037
3,753,629	National Instruments Corp.	117,939,023

The Hartford MidCap Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

4,868,385	Trimble, Inc.*		$144,201,564

			479,473,846

	Transportation - 7.3%
1,037,780	Alaska Air Group, Inc.		97,364,519
176,915	AMERCO		66,638,573
617,603	CH Robinson Worldwide, Inc.		46,974,884
1,383,919	Genesee & Wyoming, Inc. Class A*		104,292,136
872,109	J.B. Hunt Transport Services, Inc.		86,408,560
4,143,688	JetBlue Airways Corp.*		81,257,722
1,309,334	Spirit Airlines, Inc.*		70,756,409

			553,692,803

	Utilities - 2.2%
550,564	Black Hills Corp.		34,437,778
993,824	NiSource, Inc.		22,231,843
2,378,515	UGI Corp.		110,291,741

			166,961,362

	Total Common Stocks (cost $5,967,084,397)		7,493,026,681

	Total Long-Term Investments (cost $5,967,084,397)		7,493,026,681

Short-Term Investments - 0.8%
	Other Investment Pools & Funds - 0.8%
55,199,468	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		55,199,468

	Total Short-Term Investments (cost $55,199,468)		55,199,468

	Total Investments (cost $6,022,283,865)^	100.3%	$7,548,226,149
	Other Assets and Liabilities	(0.3)%	(19,708,282)

	Total Net Assets	100.0%	$7,528,517,867

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$1,614,894,961
Unrealized Depreciation	(88,952,677)

Net Unrealized Appreciation	$1,525,942,284

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
MSCI	Morgan Stanley Capital International

The Hartford MidCap Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$106,530,357	$106,530,357	$—	$—
Banks	415,288,266	415,288,266	—	—
Capital Goods	745,636,555	745,636,555	—	—
Commercial & Professional Services	567,990,399	567,990,399	—	—
Consumer Durables & Apparel	122,152,352	122,152,352	—	—
Consumer Services	75,520,127	75,520,127	—	—
Diversified Financials	387,721,613	387,721,613	—	—
Energy	448,909,598	448,909,598	—	—
Food & Staples Retailing	49,655,883	49,655,883	—	—
Health Care Equipment & Services	268,590,740	268,590,740	—	—
Insurance	403,373,331	403,373,331	—	—
Materials	267,883,616	267,883,616	—	—
Pharmaceuticals, Biotechnology & Life Sciences	803,009,794	803,009,794	—	—
Retailing	248,726,731	248,726,731	—	—
Semiconductors & Semiconductor Equipment	79,130,743	79,130,743	—	—
Software & Services	1,302,778,565	1,302,778,565	—	—
Technology Hardware & Equipment	479,473,846	479,473,846	—	—
Transportation	553,692,803	553,692,803	—	—
Utilities	166,961,362	166,961,362	—	—
Short-Term Investments	55,199,468	55,199,468	—	—

Total	$7,548,226,149	$7,548,226,149	$—	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

The Hartford MidCap Value Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.9%
	Automobiles & Components - 1.5%
264,719	Goodyear Tire & Rubber Co.	$8,574,248

	Banks - 13.4%
138,484	Bank of the Ozarks, Inc.	7,598,617
154,487	BankUnited, Inc.	5,901,403
249,365	Comerica, Inc.	16,839,618
94,064	IBERIABANK Corp.	7,727,358
133,690	MB Financial, Inc.	5,953,216
149,948	Provident Financial Services, Inc.	3,969,124
71,355	South State Corp.	6,379,137
141,503	Sterling Bancorp	3,374,847
52,114	Western Alliance Bancorp*	2,573,389
369,158	Zions Bancorp	15,574,776

		75,891,485

	Capital Goods - 7.9%
117,792	Generac Holdings, Inc.*	4,742,306
58,243	Hubbell, Inc. Class B	7,110,305
34,435	JELD-WEN Holding, Inc.*	932,155
127,045	Moog, Inc. Class A*	8,368,454
195,591	NOW, Inc.*	4,158,265
775,425	Sanwa Holdings Corp.	7,217,931
130,007	Sensata Technologies Holding N.V.*	5,453,794
90,904	WESCO International, Inc.*	6,426,913

		44,410,123

	Commercial & Professional Services - 1.1%
163,926	IHS Markit Ltd.*	6,466,881

	Consumer Durables & Apparel - 4.1%
149,576	D.R. Horton, Inc.	4,473,818
50,880,834	Global Brands Group Holding Ltd.*	6,393,441
191,711	Lennar Corp. Class A	8,559,896
114,018	Toll Brothers, Inc.*	3,575,604

		23,002,759

	Consumer Services - 1.5%
181,534	Norwegian Cruise Line Holdings Ltd.*	8,532,098

	Diversified Financials - 1.2%
25,725	MSCI, Inc.	2,128,744
58,912	Raymond James Financial, Inc.	4,414,276

		6,543,020

	Energy - 8.3%
491,321	Cobalt International Energy, Inc.*	481,888
211,980	Delek US Holdings, Inc.	4,748,352
158,617	Diamondback Energy, Inc.*	16,681,750
95,134	Energen Corp.*	5,126,771
48,924	HollyFrontier Corp.	1,417,328
253,314	Newfield Exploration Co.*	10,152,825
373,105	QEP Resources, Inc.*	6,506,951
451,166	Trican Well Service Ltd.*	1,695,448

		46,811,313

	Food, Beverage & Tobacco - 2.3%
35,000	Ingredion, Inc.	4,486,650
99,286	Post Holdings, Inc.*	8,308,252

		12,794,902

	Health Care Equipment & Services - 3.3%
146,561	Acadia Healthcare Co., Inc.*	5,623,545
314,743	Brookdale Senior Living, Inc.*	4,711,703
122,973	Envision Healthcare Corp.*	8,362,164

		18,697,412

The Hartford MidCap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Insurance - 8.8%
53,952	Assurant, Inc.	$5,240,358
315,619	CNO Financial Group, Inc.	5,968,355
59,546	Hanover Insurance Group, Inc.	4,998,291
110,541	Reinsurance Group of America, Inc.	13,869,579
196,936	Unum Group	8,946,803
279,047	XL Group Ltd.	10,483,796

		49,507,182

	Materials - 9.2%
139,585	Bemis Co., Inc.	6,800,581
98,088	Cabot Corp.	5,431,133
121,057	Celanese Corp. Series A	10,217,211
81,841	CF Industries Holdings, Inc.	2,888,169
65,414	Crown Holdings, Inc.*	3,543,476
364,345	Louisiana-Pacific Corp.*	6,969,920
187,882	Methanex Corp.	9,403,494
107,470	Westlake Chemical Corp.	6,653,468

		51,907,452

	Media - 2.3%
162,018	Interpublic Group of Cos., Inc.	3,812,284
108,264	John Wiley & Sons, Inc. Class A	5,965,346
111,807	Quebecor, Inc. Class B	3,367,313

		13,144,943

	Pharmaceuticals, Biotechnology & Life Sciences - 0.6%
270,999	Endo International plc*	3,317,028

	Real Estate - 7.6%
86,533	American Assets Trust, Inc. REIT	3,714,862
99,410	Equity LifeStyle Properties, Inc. REIT	7,350,375
56,270	Extra Space Storage, Inc. REIT	4,054,254
106,979	Forest City Realty Trust, Inc. Class A REIT	2,422,005
213,267	LaSalle Hotel Properties REIT	6,434,265
51,692	Life Storage, Inc. REIT	4,210,313
81,671	PS Business Parks, Inc. REIT	9,150,419
231,424	STORE Capital Corp. REIT	5,475,492

		42,811,985

	Retailing - 0.8%
220,789	DSW, Inc. Class A	4,671,895

	Semiconductors & Semiconductor Equipment - 5.8%
293,751	Microsemi Corp.*	15,612,866
137,659	Qorvo, Inc.*	8,839,084
206,750	Silicon Motion Technology Corp. ADR	8,083,925

		32,535,875

	Software & Services - 2.7%
218,556	Booz Allen Hamilton Holding Corp.	7,391,564
231,640	SS&C Technologies Holdings, Inc.	7,442,593
11,373	Verint Systems, Inc.*	424,782

		15,258,939

	Technology Hardware & Equipment - 6.5%
207,485	Arrow Electronics, Inc.*	15,254,297
183,509	CommScope Holding Co., Inc.*	6,940,310
76,070	Harris Corp.	7,813,150
183,617	Keysight Technologies, Inc.*	6,806,682

		36,814,439

	Telecommunication Services - 0.8%
97,226	Millicom International Cellular S.A.	4,814,852

	Transportation - 3.4%
136,653	Genesee & Wyoming, Inc. Class A*	10,298,170
267,196	Knight Transportation, Inc.	8,924,346

		19,222,516

The Hartford MidCap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Utilities - 4.8%
238,506	Alliant Energy Corp.		$8,979,751
187,354	Great Plains Energy, Inc.		5,161,603
281,216	UGI Corp.		13,039,986

			27,181,340

	Total Common Stocks (cost $480,771,686)		552,912,687

	Total Long-Term Investments (cost $480,771,686)		552,912,687

Short-Term Investments - 2.1%
	Other Investment Pools & Funds - 2.1%
11,528,597	Morgan Stanley Institutional Liquidity Funds, Institutional Class		11,528,597

	Total Short-Term Investments (cost $11,528,597)		11,528,597

	Total Investments (cost $492,300,283)^	100.0%	$564,441,284
	Other Assets and Liabilities	0.0%	235,964

	Total Net Assets	100.0%	$564,677,248

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$95,846,244
Unrealized Depreciation	(23,705,243)

Net Unrealized Appreciation	$72,141,001

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

The Hartford MidCap Value Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$8,574,248	$8,574,248	$—	$—
Banks	75,891,485	75,891,485	—	—
Capital Goods	44,410,123	37,192,192	7,217,931	—
Commercial & Professional Services	6,466,881	6,466,881	—	—
Consumer Durables & Apparel	23,002,759	16,609,318	6,393,441	—
Consumer Services	8,532,098	8,532,098	—	—
Diversified Financials	6,543,020	6,543,020	—	—
Energy	46,811,313	46,811,313	—	—
Food, Beverage & Tobacco	12,794,902	12,794,902	—	—
Health Care Equipment & Services	18,697,412	18,697,412	—	—
Insurance	49,507,182	49,507,182	—	—
Materials	51,907,452	51,907,452	—	—
Media	13,144,943	13,144,943	—	—
Pharmaceuticals, Biotechnology & Life Sciences	3,317,028	3,317,028	—	—
Real Estate	42,811,985	42,811,985	—	—
Retailing	4,671,895	4,671,895	—	—
Semiconductors & Semiconductor Equipment	32,535,875	32,535,875	—	—
Software & Services	15,258,939	15,258,939	—	—
Technology Hardware & Equipment	36,814,439	36,814,439	—	—
Telecommunication Services	4,814,852	—	4,814,852	—
Transportation	19,222,516	19,222,516	—	—
Utilities	27,181,340	27,181,340	—	—
Short-Term Investments	11,528,597	11,528,597	—	—

Total	$564,441,284	$546,015,060	$18,426,224	$—

(1)	For the period ended January 31, 2017, there were no transfers between any levels.

Hartford Moderate Allocation Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 100.1%
	Affiliated Investment Companies - 2.1%
1,184,463	Hartford Schroders International Multi-Cap Value Fund, Class Y		$10,612,789
	Alternative Funds - 7.2%
2,329,312	Hartford Real Total Return Fund, Class Y		20,847,338
1,689,885	The Hartford Global Real Asset Fund, Class Y		15,310,358

	Total Alternative Funds (cost $38,860,952)		36,157,696

	Domestic Equity Funds - 45.8%
2,898,828	Hartford Core Equity Fund, Class Y		73,050,461
2,670,208	Hartford Small Cap Core Fund, Class Y		36,314,833
2,505,617	The Hartford Equity Income Fund, Class Y		46,855,036
629,207	The Hartford Growth Opportunities Fund, Class Y		26,042,865
1,527,630	The Hartford MidCap Fund, Class Y		47,050,991

	Total Domestic Equity Funds (cost $209,675,778)		229,314,186

	International/Global Equity Funds - 11.2%
2,683,818	The Hartford International Opportunities Fund, Class Y		41,572,335
1,022,672	The Hartford International Small Company Fund, Class Y		14,532,165

	Total International/Global Equity Funds (cost $58,133,082)		56,104,500

	Multi-Strategy Funds - 5.2%
2,433,717	The Hartford Global All-Asset Fund, Class Y		26,089,450

	Total Multi-Strategy Funds (cost $24,264,245)		26,089,450

	Taxable Fixed Income Funds - 28.6%
929,279	The Hartford Inflation Plus Fund, Class Y*		10,287,115
4,521,579	The Hartford Quality Bond Fund, Class Y		44,854,066
1,042,850	The Hartford Short Duration Fund, Class Y		10,240,790
4,207,976	The Hartford Strategic Income Fund, Class Y		36,525,230
519,789	The Hartford Total Return Bond Fund, Class Y		5,411,007
3,440,810	The Hartford World Bond Fund, Class Y		35,509,159

	Total Taxable Fixed Income Funds (cost $143,374,781)		142,827,367

	Total Affiliated Investment Companies (cost $484,482,944)		501,105,988

	Total Long-Term Investments (cost $484,482,944)		501,105,988

	Total Investments (cost $484,482,944)^	100.1%	$501,105,988
	Other Assets and Liabilities	(0.1)%	(724,942)

	Total Net Assets	100.0%	$500,381,046

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$23,705,693
Unrealized Depreciation	(7,082,649)

Net Unrealized Appreciation	$16,623,044

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Moderate Allocation Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Affiliated Investment Companies	$501,105,988	$501,105,988	$—	$—

Total	$501,105,988	$501,105,988	$—	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

Hartford Multi-Asset Income Fund

Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 6.2%
	Asset-Backed - Finance & Insurance - 0.4%
$ 35,087	Lehman XS Trust 1.29%, 11/25/2035(1)	$23,622
38,265	Long Beach Mortgage Loan Trust 0.94%, 12/25/2036(1)	17,907
250,000	Sound Point CLO Ltd. 5.62%, 07/15/2025(1)(2)	236,098

		277,627

	Asset-Backed - Home Equity - 0.9%
	GSAA Home Equity Trust
135,474	0.86%, 12/25/2036(1)	68,839
108,109	0.87%, 03/25/2037(1)	57,386
45,463	0.95%, 11/25/2036(1)	22,230
50,275	0.99%, 05/25/2047(1)	37,975
141,261	1.07%, 05/25/2047(1)	111,160
58,582	1.09%, 04/25/2047(1)	40,201
58,945	5.88%, 09/25/2036(3)	30,364
67,788	Merrill Lynch Mortgage Investors Trust 0.92%, 08/25/2037(1)	43,340
15,177	Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.93%, 02/25/2037(1)	12,193
370,311	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)	181,609
40,000	Soundview Home Loan Trust 1.02%, 11/25/2036(1)	28,672

		633,969

	Commercial Mortgage - Backed Securities - 0.8%
140,750	Carrington Mortgage Loan Trust 1.01%, 10/25/2036(1)	81,769
70,000	Citigroup Commercial Mortgage Trust 4.40%, 03/10/2047(1)(2)	50,486
175,000	Commercial Mortgage Trust 4.57%, 10/15/2045(1)(2)	117,192
	GS Mortgage Securities Trust
65,000	3.58%, 06/10/2047(2)	39,415
105,000	3.72%, 01/10/2047(2)	50,739
	JP Morgan Chase Commercial Mortgage Securities Trust
140,000	2.73%, 10/15/2045(1)(2)	77,755
100,000	4.00%, 08/15/2046(1)(2)	80,451
15,000	Wells Fargo Commercial Mortgage Trust 4.10%, 05/15/2048(1)	12,304
	WF-RBS Commercial Mortgage Trust
115,599	3.02%, 11/15/2047(2)	45,822
45,505	5.00%, 04/15/2045(1)(2)	27,933

		583,866

	Whole Loan Collateral CMO - 4.1%
	Adjustable Rate Mortgage Trust
22,252	1.02%, 01/25/2036(1)	20,696
28,049	1.27%, 01/25/2036(1)	24,236
	Alternative Loan Trust
49,121	0.93%, 02/25/2047(1)	41,501
259,151	1.17%, 10/25/2036(1)	146,220
52,430	1.22%, 04/25/2035(1)	43,998
81,579	1.95%, 08/25/2035(1)	69,770
	American Home Mortgage Assets Trust
77,344	0.96%, 09/25/2046(1)	58,741
44,165	1.54%, 10/25/2046(1)	34,931
	Bear Stearns Alt-A Trust
72,762	1.09%, 08/25/2036(1)	63,298
60,311	1.29%, 11/25/2035(1)	57,516
44,734	3.30%, 09/25/2035(1)	41,510

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 27,405	CHL Mortgage Pass-Through Trust 3.21%, 03/20/2036(1)	$22,448
246,000	Connecticut Avenue Securities 5.02%, 04/25/2029(1)	260,939
69,024	Countrywide Alternative Loan Trust 0.91%, 04/25/2047(1)	59,034
69,213	DSLA Mortgage Loan Trust 1.49%, 03/19/2046(1)	59,776
	Fannie Mae Connecticut Avenue Securities
40,000	4.32%, 07/25/2029(1)(2)	40,382
80,143	5.12%, 04/25/2029(1)	84,223
43,518	GreenPoint Mortgage Funding Trust 0.93%, 02/25/2037(1)	39,310
141,024	GSR Mortgage Loan Trust 2007-AR1 3.36%, 03/25/2037(1)	121,507
100,157	HarborView Mortgage Loan Trust 1.01%, 03/19/2036(1)	73,364
134,000	Impac Secured Assets Trust 2006-2 0.95%, 08/25/2036(1)	108,983
90,524	IndyMac Index Mortgage Loan Trust 1.06%, 01/25/2036(1)	57,932
53,259	Luminent Mortgage Trust 0.97%, 10/25/2046(1)	45,722
172,075	Morgan Stanley Mortgage Loan Trust 3.16%, 05/25/2036(1)	120,523
132,283	Nomura Asset Acceptance Corp. Alternative Loan Trust 3.91%, 06/25/2036(1)	108,905
	Residential Accredit Loans, Inc.
40,500	0.94%, 01/25/2037(1)	31,519
114,646	1.02%, 02/25/2036(1)	85,895
88,962	1.02%, 08/25/2037(1)	69,540
	Residential Asset Securitization Trust
138,133	1.22%, 03/25/2035(1)	108,425
52,158	5.50%, 06/25/2035	46,648
98,019	Residential Funding Mortgage Securities, Inc. 3.28%, 08/25/2035(1)	72,780
	Structured Adjustable Rate Mortgage Loan Trust
15,310	0.93%, 01/25/2037(1)	12,657
70,621	0.96%, 07/25/2037(1)	54,731
	WaMu Mortgage Pass-Through Certificates Trust
45,887	1.19%, 06/25/2044(1)	42,777
81,434	1.30%, 03/25/2047(1)	62,375
87,855	1.35%, 06/25/2047(1)	77,573
115,705	1.39%, 12/25/2046(1)	96,886
34,952	2.10%, 11/25/2046(1)	31,539
89,586	2.60%, 06/25/2037(1)	83,031
82,814	2.85%, 08/25/2036(1)	74,385
26,580	Washington Mutual Mortgage Pass-Through Certificates Trust 0.94%, 12/25/2036(1)	21,603
105,000	Wells Fargo Commercial Mortgage Trust 2.88%, 05/15/2048(1)(2)	63,069
33,907	Wells Fargo Mortgage Backed Securities 3.06%, 03/25/2036(1)	33,101

		2,873,999

	Total Asset & Commercial Mortgage Backed Securities (cost $4,528,039)	4,369,461

Corporate Bonds - 22.9%
	Advertising - 0.1%
30,000	WPP Finance 2010 3.63%, 09/07/2022	30,607

	Aerospace/Defense - 0.1%
50,000	Lockheed Martin Corp. 3.35%, 09/15/2021	51,607

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Apparel - 0.0%
$ 25,000	Hanesbrands, Inc. 4.88%, 05/15/2026(2)	$24,625

	Auto Manufacturers - 0.1%
10,000	General Motors Co. 6.60%, 04/01/2036	11,518
50,000	General Motors Financial Co., Inc. 4.00%, 10/06/2026	48,448

		59,966

	Auto Parts & Equipment - 0.1%
50,000	Delphi Corp. 4.15%, 03/15/2024	51,534
25,000	MPG Holdco I, Inc. 7.38%, 10/15/2022	26,875
10,000	Titan International, Inc. 6.88%, 10/01/2020	10,000

		88,409

	Beverages - 0.1%
50,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	45,830
25,000	Molson Coors Brewing Co. 4.20%, 07/15/2046	23,201

		69,031

	Biotechnology - 0.1%
50,000	Celgene Corp. 3.25%, 08/15/2022	50,549

	Chemicals - 0.3%
	Agrium, Inc.
25,000	3.38%, 03/15/2025	24,226
40,000	4.13%, 03/15/2035	37,575
50,000	Chemours Co. 6.63%, 05/15/2023	49,750
10,000	Eastman Chemical Co. 4.65%, 10/15/2044	10,069
10,000	Hexion, Inc. 6.63%, 04/15/2020	9,325
10,000	Methanex Corp. 5.65%, 12/01/2044	9,239
50,000	Platform Specialty Products Corp. 6.50%, 02/01/2022(2)	51,000
10,000	Tronox Finance LLC 6.38%, 08/15/2020	9,613

		200,797

	Coal - 0.0%
5,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	5,313
20,000	Foresight Energy LLC / Foresight Energy Finance Corp. 10.00%, 08/15/2021(2)(3)	20,400

		25,713

	Commercial Banks - 4.9%
EUR 200,000	Banco Bilbao Vizcaya Argentaria S.A. 7.00%, 02/19/2019(1)(4)(5)	206,185
100,000	Banco Santander S.A. 6.25%, 09/11/2021(1)(4)(5)	103,366
	Bank of America Corp.
$ 75,000	4.00%, 01/22/2025	74,813
50,000	4.75%, 04/21/2045	49,902
EUR 200,000	Bank of Ireland 7.38%, 06/18/2020(1)(4)(5)	221,945
200,000	Barclays plc 8.00%, 12/15/2020(1)(5)	232,909

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 200,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(5)	$210,000
	Capital One Financial Corp.
25,000	2.45%, 04/24/2019	25,198
30,000	3.20%, 02/05/2025	29,086
30,000	CIT Group, Inc. 5.00%, 05/15/2017	30,300
400,000	Credit Agricole S.A. 8.13%, 12/23/2025(1)(2)(5)	425,240
200,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(4)(5)	197,250
	Goldman Sachs Group, Inc.
25,000	3.50%, 01/23/2025	24,721
75,000	3.50%, 11/16/2026	72,779
200,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(2)(5)	182,500
	JP Morgan Chase & Co.
25,000	2.95%, 10/01/2026	23,641
50,000	6.30%, 04/23/2019	54,567
100,000	Morgan Stanley 3.95%, 04/23/2027	97,777
20,000	Radian Group, Inc. 7.00%, 03/15/2021	22,150
320,000	Royal Bank of Scotland Group plc 7.50%, 08/10/2020(1)(5)	310,400
200,000	Sberbank of Russia Via SB Capital S.A. 5.13%, 10/29/2022(4)	203,975
200,000	Societe Generale S.A. 8.25%, 11/29/2018(1)(4)(5)	207,750
	UBS Group AG
200,000	6.88%, 03/22/2021(1)(4)(5)	205,282
200,000	7.13%, 02/19/2020(1)(4)(5)	206,256
10,000	Wells Fargo & Co. 4.75%, 12/07/2046	10,169

		3,428,161

	Commercial Services - 0.5%
	APX Group, Inc.
25,000	6.38%, 12/01/2019	25,813
20,000	7.88%, 12/01/2022	21,700
25,000	7.88%, 12/01/2022(2)(6)	27,125
15,000	Aramark Services, Inc. 5.13%, 01/15/2024	15,587
25,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.25%, 03/15/2025(2)	22,875
15,000	Herc Rentals, Inc. 7.75%, 06/01/2024(2)	16,238
35,000	Hertz Corp. 5.50%, 10/15/2024(2)	29,400
95,000	Quad/Graphics, Inc. 7.00%, 05/01/2022	92,862
60,000	United Rentals North America, Inc. 4.63%, 07/15/2023	61,275

		312,875

	Construction Materials - 0.2%
25,000	CRH America, Inc. 5.75%, 01/15/2021	27,664
30,000	Ply Gem Industries, Inc. 6.50%, 02/01/2022	31,275
	Standard Industries, Inc.
80,000	5.38%, 11/15/2024(2)	82,500
25,000	6.00%, 10/15/2025(2)	26,375

		167,814

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Distribution/Wholesale - 0.1%
	American Builders & Contractors Supply Co., Inc.
$ 25,000	5.63%, 04/15/2021(2)	$25,719
25,000	5.75%, 12/15/2023(2)	26,000

		51,719

	Diversified Financial Services - 1.0%
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.50%, 05/15/2021	208,360
75,000	Ally Financial, Inc. 8.00%, 12/31/2018	81,937
50,000	Discover Financial Services 3.75%, 03/04/2025	48,832
15,000	FBM Finance, Inc. 8.25%, 08/15/2021(2)	16,013
	Hexion 2 US Finance Corp.
35,000	10.38%, 02/01/2022(2)(6)	35,700
10,000	13.75%, 02/01/2022(2)(6)	10,075
50,000	International Lease Finance Corp. 7.13%, 09/01/2018(2)	53,785
	Nationstar Mortgage LLC / Nationstar Capital Corp.
25,000	6.50%, 07/01/2021	25,469
55,000	7.88%, 10/01/2020	57,200
	Navient Corp.
25,000	5.50%, 01/25/2023	23,594
25,000	5.63%, 08/01/2033	19,813
40,000	6.13%, 03/25/2024	37,850
25,000	OneMain Financial Holdings LLC 6.75%, 12/15/2019(2)	25,937
15,000	PHH Corp. 6.38%, 08/15/2021	15,150
	Springleaf Finance Corp.
15,000	5.25%, 12/15/2019	15,075
20,000	7.75%, 10/01/2021	20,850
20,000	8.25%, 12/15/2020	21,475

		717,115

	Electric - 0.3%
25,000	AES Corp. 5.50%, 03/15/2024	25,312
10,000	Calpine Corp. 5.75%, 01/15/2025	9,775
25,000	Dominion Resources, Inc. 2.85%, 08/15/2026	23,402
10,000	Duke Energy Florida LLC 3.40%, 10/01/2046	8,947
25,000	Dynegy, Inc. 6.75%, 11/01/2019	25,656
25,000	Fortis, Inc. 3.06%, 10/04/2026(2)	23,368
25,000	ITC Holdings Corp. 3.25%, 06/30/2026	24,300
10,000	NRG Energy, Inc. 7.25%, 05/15/2026(2)	10,462
25,000	Southern Power Co. 5.15%, 09/15/2041	25,311
25,000	Southwestern Electric Power Co. 2.75%, 10/01/2026	23,608
80,000	Texas Competitive Electric Holdings Co., LLC 11.50%, 10/01/2020(4)(7)(8)	—

		200,141

	Electrical Components & Equipment - 0.0%
10,000	EnerSys 5.00%, 04/30/2023(2)	10,175
10,000	WESCO Distribution, Inc. 5.38%, 12/15/2021	10,375

		20,550

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Entertainment - 0.1%
$ 5,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38%, 04/15/2026	$5,213
10,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(2)(6)	10,287
35,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(2)	35,044
25,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024(2)	25,361
10,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(2)	10,275
10,000	Scientific Games International, Inc. 6.63%, 05/15/2021	9,200

		95,380

	Environmental Control - 0.0%
25,000	Clean Harbors, Inc. 5.13%, 06/01/2021	25,630

	Food - 0.3%
	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
10,000	4.88%, 05/01/2021	10,262
5,000	5.88%, 01/15/2024	5,287
	Post Holdings, Inc.
30,000	5.00%, 08/15/2026(2)	29,006
20,000	6.00%, 12/15/2022(2)	21,000
25,000	7.75%, 03/15/2024(2)	27,672
10,000	Safeway, Inc. 7.25%, 02/01/2031	9,825
	TreeHouse Foods, Inc.
60,000	4.88%, 03/15/2022	61,800
15,000	6.00%, 02/15/2024(2)	15,731
25,000	US Foods, Inc. 5.88%, 06/15/2024(2)	26,125

		206,708

	Food Service - 0.0%
15,000	Aramark Services, Inc. 5.75%, 03/15/2020	15,274

	Forest Products & Paper - 0.0%
10,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/2027	9,826

	Gas - 0.0%
15,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.50%, 05/20/2025	15,375

	Healthcare-Products - 0.3%
	Alere, Inc.
70,000	6.50%, 06/15/2020	69,853
50,000	7.25%, 07/01/2018	50,562
15,000	Hologic, Inc. 5.25%, 07/15/2022(2)	15,638
80,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(2)	81,200

		217,253

	Healthcare-Services - 1.0%
25,000	Aetna, Inc. 3.95%, 09/01/2020	26,316
	Community Health Systems, Inc.
20,000	5.13%, 08/01/2021	18,850
50,000	6.88%, 02/01/2022	36,375
100,000	7.13%, 07/15/2020	82,000
	Envision Healthcare Corp.
25,000	5.13%, 07/01/2022(2)	25,438
50,000	5.63%, 07/15/2022	51,500
35,000	HCA Holdings, Inc. 6.25%, 02/15/2021	37,537

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	HCA, Inc.
$ 25,000	5.00%, 03/15/2024	$26,031
55,000	5.38%, 02/01/2025	56,100
15,000	6.50%, 02/15/2020	16,388
10,000	7.05%, 12/01/2027	10,350
35,000	7.50%, 11/15/2095	33,513
20,000	LifePoint Health, Inc. 5.88%, 12/01/2023	19,900
40,000	MEDNAX, Inc. 5.25%, 12/01/2023(2)	41,300
5,000	MPH Acquisition Holdings LLC 7.13%, 06/01/2024(2)	5,306
	Tenet Healthcare Corp.
50,000	4.38%, 10/01/2021	50,281
75,000	5.00%, 03/01/2019	73,781
5,000	6.75%, 06/15/2023	4,725
55,000	8.13%, 04/01/2022	55,550
25,000	Wellcare Health Plans, Inc. 5.75%, 11/15/2020	25,781

		697,022

	Home Builders - 0.5%
20,000	Beazer Homes USA, Inc. 8.75%, 03/15/2022(2)	21,750
10,000	DR Horton, Inc. 3.75%, 03/01/2019	10,237
	KB Home
100,000	7.00%, 12/15/2021	107,750
15,000	7.63%, 05/15/2023	16,050
40,000	8.00%, 03/15/2020	44,450
	Lennar Corp.
20,000	4.75%, 11/15/2022	20,513
40,000	4.88%, 12/15/2023	40,700
50,000	M/I Homes, Inc. 6.75%, 01/15/2021	52,316
20,000	Toll Brothers Finance Corp. 4.38%, 04/15/2023	20,050

		333,816

	Household Products - 0.1%
25,000	Avon International Operations, Inc. 7.88%, 08/15/2022(2)	26,633
	Revlon Consumer Products Corp.
25,000	5.75%, 02/15/2021	25,000
30,000	6.25%, 08/01/2024	31,050

		82,683

	Household Products/Wares - 0.0%
20,000	ACCO Brands Corp. 5.25%, 12/15/2024(2)	20,127

	Insurance - 0.1%
50,000	CNA Financial Corp. 3.95%, 05/15/2024	50,656
10,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	10,066
10,000	Genworth Holdings, Inc. 4.90%, 08/15/2023	8,200
5,000	MGIC Investment Corp. 5.75%, 08/15/2023	5,225

		74,147

	Internet - 0.2%
55,000	Netflix, Inc. 5.88%, 02/15/2025	59,675
	Zayo Group LLC / Zayo Capital, Inc.
30,000	6.00%, 04/01/2023	31,350

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 55,000	6.38%, 05/15/2025	$58,197

		149,222

	Iron/Steel - 0.3%
	AK Steel Corp.
20,000	7.50%, 07/15/2023	21,908
40,000	7.63%, 05/15/2020	40,800
	ArcelorMittal
5,000	7.25%, 02/25/2022	5,637
10,000	7.75%, 03/01/2041	10,875
15,000	Nucor Corp. 4.00%, 08/01/2023	15,807
5,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(2)	5,075
20,000	Steel Dynamics, Inc. 5.13%, 10/01/2021	20,700
	United States Steel Corp.
5,000	6.88%, 04/01/2021	5,094
40,000	7.38%, 04/01/2020	42,850
5,000	7.50%, 03/15/2022	5,163
25,000	8.38%, 07/01/2021(2)	27,750

		201,659

	IT Services - 0.1%
30,000	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, 12/15/2024(2)	33,788

	Leisure Time - 0.2%
EUR 100,000	Cirsa Funding Luxembourg S.A. 5.88%, 05/15/2023(4)	112,095

	Lodging - 0.2%
$ 15,000	Boyd Gaming Corp. 6.38%, 04/01/2026(2)	16,087
50,000	FelCor Lodging L.P. 6.00%, 06/01/2025	52,625
40,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(2)	40,900
10,000	MGM Growth Properties Operating Partnership L.P. / MGP Escrow Co-Issuer, Inc. 5.63%, 05/01/2024(2)	10,438

		120,050

	Machinery - Construction & Mining - 0.0%
10,000	BlueLine Rental Finance Corp. 7.00%, 02/01/2019(2)	9,875

	Machinery-Diversified - 0.1%
40,000	Cloud Crane LLC 10.13%, 08/01/2024(2)	44,000
30,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	31,087
20,000	Gardner Denver, Inc. 6.88%, 08/15/2021(2)	19,950

		95,037

	Media - 1.6%
15,000	Belo Corp. 7.25%, 09/15/2027	15,937
25,000	Cablevision Systems Corp. 5.88%, 09/15/2022	25,125
25,000	CBS Corp. 3.50%, 01/15/2025	24,659
10,000	CBS Radio, Inc. 7.25%, 11/01/2024(2)	10,419
	CCO Holdings LLC / CCO Holdings Capital Corp.
40,000	5.13%, 02/15/2023	41,500
15,000	5.13%, 05/01/2023(2)	15,562
5,000	5.25%, 09/30/2022	5,176

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 20,000	5.75%, 02/15/2026(2)	$21,194
	Cequel Communications Holdings I LLC / Cequel Capital Corp.
85,000	5.13%, 12/15/2021(2)	86,081
25,000	5.13%, 12/15/2021(4)	25,344
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	102,446
	Clear Channel Worldwide Holdings, Inc.
50,000	6.50%, 11/15/2022	52,200
10,000	7.63%, 03/15/2020	10,025
	Cox Communications, Inc.
15,000	3.35%, 09/15/2026(2)	14,282
25,000	4.50%, 06/30/2043(2)	21,019
40,000	CSC Holdings LLC 5.25%, 06/01/2024	40,200
	DISH DBS Corp.
50,000	5.88%, 07/15/2022	51,975
70,000	6.75%, 06/01/2021	75,207
25,000	7.88%, 09/01/2019	27,531
5,000	Gray Television, Inc. 5.13%, 10/15/2024(2)	4,913
60,000	Liberty Interactive LLC 8.25%, 02/01/2030	63,000
	Sinclair Television Group, Inc.
5,000	5.13%, 02/15/2027(2)	4,709
25,000	5.63%, 08/01/2024(2)	25,437
	TEGNA, Inc.
15,000	4.88%, 09/15/2021(2)	15,375
90,000	6.38%, 10/15/2023	95,175
75,000	Time Warner Cable LLC 5.00%, 02/01/2020	79,783
25,000	Time Warner Cable, Inc. 4.50%, 09/15/2042	22,460
40,000	Tribune Media Co. 5.88%, 07/15/2022	40,400
EUR 81,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.75%, 01/15/2023(4)	93,342
$ 25,000	Viacom, Inc. 3.45%, 10/04/2026	23,205

		1,133,681

	Metal Fabricate/Hardware - 0.0%
15,000	Novelis Corp. 5.88%, 09/30/2026(2)	15,225

	Mining - 0.1%
10,000	Alamos Gold, Inc. 7.75%, 04/01/2020(2)	10,425
10,000	Barrick Gold Corp. 5.25%, 04/01/2042	10,384
5,000	Freeport-McMoRan, Inc. 5.45%, 03/15/2043	4,300
15,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	15,712
	Teck Resources Ltd.
10,000	8.00%, 06/01/2021(2)	11,025
10,000	8.50%, 06/01/2024(2)	11,638

		63,484

	Miscellaneous Manufacturing - 0.3%
	Bombardier, Inc.
50,000	5.75%, 03/15/2022(2)	49,125
60,000	6.13%, 01/15/2023(2)	58,650
30,000	Carlisle Cos., Inc. 3.75%, 11/15/2022	30,136
50,000	Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 06/15/2023	53,190

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 50,000	Pentair Finance S.A. 3.15%, 09/15/2022	$49,435

		240,536

	Office/Business Equipment - 0.2%
	CDW LLC / CDW Finance Corp.
25,000	5.00%, 09/01/2023	25,500
20,000	5.50%, 12/01/2024	20,825
65,000	6.00%, 08/15/2022	68,575

		114,900

	Oil & Gas - 4.3%
10,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	9,651
30,000	Antero Resources Corp. 5.63%, 06/01/2023	30,600
40,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(2)	41,000
80,000	California Resources Corp. 8.00%, 12/15/2022(2)	71,200
5,000	Callon Petroleum Co. 6.13%, 10/01/2024(2)	5,294
	Concho Resources, Inc.
10,000	5.50%, 10/01/2022	10,388
115,000	5.50%, 04/01/2023	119,312
25,000	ConocoPhillips Co. 4.95%, 03/15/2026	27,462
	Continental Resources, Inc.
25,000	3.80%, 06/01/2024	23,344
55,000	4.90%, 06/01/2044	48,400
10,000	5.00%, 09/15/2022	10,200
40,000	Denbury Resources, Inc. 9.00%, 05/15/2021(2)	43,700
40,000	Devon Energy Corp. 3.25%, 05/15/2022	40,137
25,000	Diamond Offshore Drilling, Inc. 4.88%, 11/01/2043	18,438
25,000	Energen Corp. 4.63%, 09/01/2021	24,844
	Ensco plc
25,000	4.70%, 03/15/2021	24,747
20,000	5.75%, 10/01/2044	16,050
	Hess Corp.
25,000	4.30%, 04/01/2027	25,042
25,000	6.00%, 01/15/2040	26,374
25,000	7.88%, 10/01/2029	30,721
	Laredo Petroleum, Inc.
15,000	5.63%, 01/15/2022	15,225
30,000	6.25%, 03/15/2023	31,387
15,000	7.38%, 05/01/2022	15,619
50,000	Marathon Oil Corp. 2.70%, 06/01/2020	49,668
	Matador Resources Co.
10,000	6.88%, 04/15/2023(2)	10,550
45,000	6.88%, 04/15/2023	47,475
	MEG Energy Corp.
10,000	6.38%, 01/30/2023(2)	9,300
10,000	6.50%, 01/15/2025(2)	10,100
45,000	7.00%, 03/31/2024(2)	42,300
25,000	Murphy Oil Corp. 4.00%, 06/01/2022	24,187
	Noble Holding International Ltd.
10,000	6.05%, 03/01/2041	7,750
20,000	6.20%, 08/01/2040	15,600
25,000	7.75%, 01/15/2024	24,844
35,000	PDC Energy, Inc. 6.13%, 09/15/2024(2)	36,575

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Petrobras Global Finance B.V.
$ 150,000	4.38%, 05/20/2023	$138,375
890,000	5.38%, 01/27/2021	895,829
40,000	5.63%, 05/20/2043	31,200
100,000	6.13%, 01/17/2022	103,150
25,000	6.85%, 06/05/2115	21,007
30,000	7.38%, 01/17/2027	31,146
10,000	8.38%, 05/23/2021	11,150
15,000	8.75%, 05/23/2026	16,896
75,000	Petroleos de Venezuela S.A. 6.00%, 11/15/2026(4)	28,474
	Petroleos Mexicanos
150,000	4.63%, 09/21/2023	146,250
10,000	4.88%, 01/24/2022	10,038
150,000	6.38%, 02/04/2021	160,375
20,000	6.75%, 09/21/2047	18,874
30,000	Pioneer Natural Resources Co. 3.95%, 07/15/2022	31,148
	QEP Resources, Inc.
35,000	5.25%, 05/01/2023	34,825
5,000	5.38%, 10/01/2022	5,050
15,000	6.88%, 03/01/2021	15,863
	Rice Energy, Inc.
15,000	6.25%, 05/01/2022	15,563
10,000	7.25%, 05/01/2023	10,725
	Rowan Cos., Inc.
65,000	4.88%, 06/01/2022	61,831
10,000	5.85%, 01/15/2044	8,250
10,000	Shell International Finance B.V. 3.75%, 09/12/2046	9,283
	SM Energy Co.
30,000	5.00%, 01/15/2024	28,575
10,000	6.75%, 09/15/2026	10,400
10,000	Tesoro Corp. 4.25%, 10/01/2017	10,140
10,000	Transocean, Inc. 6.80%, 03/15/2038	8,050
10,000	Whiting Petroleum Corp. 6.25%, 04/01/2023	10,100
	WPX Energy, Inc.
30,000	5.25%, 09/15/2024	29,541
45,000	6.00%, 01/15/2022	46,800
20,000	8.25%, 08/01/2023	22,750
	YPF S.A.
45,000	8.50%, 07/28/2025(4)	47,354
15,000	8.88%, 12/19/2018(4)	16,467

		3,022,963

	Oil & Gas Services - 0.0%
	Weatherford International Ltd.
5,000	5.95%, 04/15/2042	3,911
15,000	6.50%, 08/01/2036	12,712

		16,623

	Packaging & Containers - 0.8%
EUR 100,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.75%, 05/15/2024(2)	117,531
$ 15,000	Ball Corp. 4.00%, 11/15/2023	14,888
50,000	Berry Plastics Corp. 6.00%, 10/15/2022	52,937
25,000	Crown Americas LLC / Crown Americas Capital Corp. 4.25%, 09/30/2026(2)	23,906
EUR 100,000	Crown European Holdings S.A. 3.38%, 05/15/2025(4)	109,704
$ 20,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(2)	20,333

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Owens-Brockway Glass Container, Inc.
$ 30,000	5.88%, 08/15/2023(2)	$31,575
50,000	6.38%, 08/15/2025(2)	53,187
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
85,000	5.13%, 07/15/2023(2)	86,929
25,000	7.00%, 07/15/2024(2)	26,638
30,000	WestRock MWV LLC 7.38%, 09/01/2019	33,611

		571,239

	Pharmaceuticals - 0.7%
75,000	Actavis Funding SCS 4.55%, 03/15/2035	73,946
25,000	Allergan, Inc. 2.80%, 03/15/2023	24,123
50,000	Cardinal Health, Inc. 3.20%, 03/15/2023	50,639
50,000	Endo Finance LLC 5.75%, 01/15/2022(2)	43,563
95,000	Endo Finance LLC / Endo Finco, Inc. 5.38%, 01/15/2023(2)	79,562
25,000	McKesson Corp. 3.80%, 03/15/2024	25,610
16,000	PRA Holdings, Inc. 9.50%, 10/01/2023(2)	17,760
20,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(2)	20,225
10,000	Valeant Pharmaceuticals International 6.38%, 10/15/2020(2)	8,763
	Valeant Pharmaceuticals International, Inc.
130,000	5.88%, 05/15/2023(2)	98,962
20,000	6.13%, 04/15/2025(2)	14,975
10,000	Vizient, Inc. 10.38%, 03/01/2024(2)	11,375

		469,503

	Pipelines - 0.6%
25,000	DCP Midstream LLC 5.85%, 05/21/2043(1)(2)	22,437
25,000	DCP Midstream Operating L.P. 3.88%, 03/15/2023	24,125
	Energy Transfer Equity L.P.
5,000	5.50%, 06/01/2027	5,175
40,000	7.50%, 10/15/2020	44,900
25,000	Energy Transfer Partners L.P. 5.20%, 02/01/2022	26,980
25,000	Kinder Morgan, Inc. 5.05%, 02/15/2046	24,848
100,000	NGPL PipeCo LLC 7.12%, 12/15/2017(2)	103,000
25,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	27,156
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
50,000	4.25%, 11/15/2023	49,250
10,000	6.75%, 03/15/2024	10,925
50,000	Williams Cos., Inc. 3.70%, 01/15/2023	49,125

		387,921

	Real Estate Investment Trusts - 0.2%
75,000	American Tower Corp. 3.40%, 02/15/2019	76,851
50,000	Brixmor Operating Partnership L.P. 3.85%, 02/01/2025	49,219

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 30,000	HCP, Inc. 5.38%, 02/01/2021	$32,771

		158,841

	Retail - 0.6%
50,000	1011778 BC ULC / New Red Finance, Inc. 4.63%, 01/15/2022(2)	51,312
40,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	41,800
25,000	CVS Health Corp. 5.13%, 07/20/2045	27,496
	Dollar Tree, Inc.
110,000	5.25%, 03/01/2020	113,025
30,000	5.75%, 03/01/2023	31,770
	L Brands, Inc.
25,000	6.75%, 07/01/2036	24,125
30,000	6.88%, 11/01/2035	29,250
30,000	Michaels Stores, Inc. 5.88%, 12/15/2020(2)	30,825
95,000	Party City Holdings, Inc. 6.13%, 08/15/2023(2)	96,900

		446,503

	Semiconductors - 0.3%
45,000	Entegris, Inc. 6.00%, 04/01/2022(2)	47,025
	Micron Technology, Inc.
45,000	5.50%, 02/01/2025	45,225
25,000	5.88%, 02/15/2022	25,984
	Sensata Technologies B.V.
55,000	5.00%, 10/01/2025(2)	54,972
10,000	5.63%, 11/01/2024(2)	10,494

		183,700

	Shipbuilding - 0.0%
15,000	Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025(2)	15,638

	Software - 0.6%
20,000	Camelot Finance S.A. 7.88%, 10/15/2024(2)	21,150
65,000	Change Healthcare Holdings, Inc. 6.00%, 02/15/2021(2)	68,738
	Fidelity National Information Services, Inc.
25,000	3.00%, 08/15/2026	23,526
25,000	3.50%, 04/15/2023	25,456
	First Data Corp.
25,000	5.38%, 08/15/2023(2)	25,750
7,000	6.75%, 11/01/2020(2)	7,236
70,000	7.00%, 12/01/2023(2)	74,235
80,000	Infor US, Inc. 6.50%, 05/15/2022	82,100
	Microsoft Corp.
25,000	2.40%, 08/08/2026	23,327
15,000	4.25%, 02/06/2047	15,071
35,000	MSCI, Inc. 5.25%, 11/15/2024(2)	36,278
10,000	RP Crown Parent LLC 7.38%, 10/15/2024(2)	10,500

		413,367

	Telecommunications - 1.0%
116,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/2029	120,976
25,000	AT&T, Inc. 4.35%, 06/15/2045	21,461
25,000	Embarq Corp. 8.00%, 06/01/2036	24,242

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Frontier Communications Corp.
$ 30,000	6.88%, 01/15/2025	$25,163
15,000	10.50%, 09/15/2022	15,628
25,000	Level 3 Communications, Inc. 5.75%, 12/01/2022	25,875
95,000	Level 3 Financing, Inc. 5.38%, 08/15/2022	98,087
25,000	Qwest Capital Funding, Inc. 6.88%, 07/15/2028	23,344
	Sprint Capital Corp.
25,000	6.88%, 11/15/2028	25,750
15,000	6.90%, 05/01/2019	16,013
	Sprint Communications, Inc.
15,000	6.00%, 11/15/2022	15,225
45,000	9.00%, 11/15/2018(2)	49,275
	Sprint Corp.
30,000	7.13%, 06/15/2024	31,350
25,000	7.25%, 09/15/2021	26,788
10,000	7.88%, 09/15/2023	10,925
20,000	T-Mobile USA, Inc. 6.63%, 11/15/2020	20,500
25,000	Verizon Communications, Inc. 4.13%, 08/15/2046	21,528
EUR 100,000	Wind Acquisition Finance S.A. 4.00%, 07/15/2020(2)	109,849

		681,979

	Transportation - 0.1%
$ 10,000	FedEx Corp. 4.55%, 04/01/2046	9,980
25,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.38%, 02/01/2022(2)	25,260
25,000	Ryder System, Inc. 2.50%, 03/01/2018	25,171

		60,411

	Trucking & Leasing - 0.1%
	Park Aerospace Holdings Ltd.
20,000	5.25%, 08/15/2022(2)(6)	20,500
15,000	5.50%, 02/15/2024(2)(6)	15,405

		35,905

	Total Corporate Bonds (cost $15,562,983)	16,047,065

Foreign Government Obligations - 5.9%
	Argentina - 1.0%
	Argentine Republic Government International Bond
EUR 70,000	2.26%, 12/31/2038(3)	44,394
$ 150,000	2.50%, 12/31/2038(3)	92,400
575,000	6.88%, 01/26/2027(2)	569,250

		706,044

	Brazil - 0.5%
	Brazil Notas do Tesouro Nacional
BRL 26,685	6.00%, 08/15/2050(9)	8,944
641,000	10.00%, 01/01/2023	196,350
	Brazilian Government International Bond
$ 75,000	7.13%, 01/20/2037	82,313
75,000	8.25%, 01/20/2034	90,000

		377,607

	Bulgaria - 0.3%
EUR 200,000	Bulgaria Government International Bond 1.88%, 03/21/2023(4)	223,843

	Colombia - 0.1%
COP 245,536,656	Colombian TES 3.50%, 03/10/2021(9)	87,084

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Croatia - 0.1%
$ 100,000	Croatia Government International Bond 6.63%, 07/14/2020(4)	$109,367

	Dominican Republic - 0.1%
100,000	Dominican Republic International Bond 5.50%, 01/27/2025(4)	99,297

	Hungary - 0.4%
	Hungary Government International Bond
126,000	5.38%, 02/21/2023	137,375
30,000	5.75%, 11/22/2023	33,495
45,000	6.25%, 01/29/2020	49,410
36,000	6.38%, 03/29/2021	40,308

		260,588

	Indonesia - 0.5%
	Indonesia Government International Bond
EUR 190,000	2.88%, 07/08/2021(4)	215,206
105,000	3.75%, 06/14/2028(4)	118,923

		334,129

	Ivory Coast - 0.1%
$ 98,000	Ivory Coast Government International Bond 5.75%, 12/31/2032(3)(4)	90,746

	Mexico - 0.6%
MXN 2,284,700	Mexican Bonos 5.00%, 12/11/2019	104,289
	Mexico Government International Bond
$ 102,000	4.00%, 10/02/2023	102,663
90,000	4.75%, 03/08/2044	82,575
60,000	5.75%, 10/12/2110	55,748
50,000	6.05%, 01/11/2040	54,625

		399,900

	Panama - 0.1%
35,000	Panama Government International Bond 9.38%, 04/01/2029	50,138

	Peru - 0.1%
30,000	Peruvian Government International Bond 8.75%, 11/21/2033	44,475

	Romania - 0.3%
RON 440,000	Romania Government Bond 1.35%, 02/25/2019	105,136
	Romanian Government International Bond
EUR 50,000	3.63%, 04/24/2024(4)	60,317
35,000	3.88%, 10/29/2035(4)	38,736

		204,189

	Russia - 0.5%
	Russian Foreign Bond - Eurobond
$ 200,000	4.88%, 09/16/2023(4)	211,820
100,000	5.00%, 04/29/2020(4)	106,750
32,000	12.75%, 06/24/2028(4)	54,944

		373,514

	Turkey - 0.6%
	Turkey Government International Bond
100,000	5.63%, 03/30/2021	102,920
160,000	6.88%, 03/17/2036	165,600
65,000	7.00%, 06/05/2020	70,070
50,000	7.38%, 02/05/2025	55,106

		393,696

	Ukraine - 0.3%
	Ukraine Government International Bond
100,000	7.75%, 09/01/2019(4)	99,450

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 100,000	7.75%, 09/01/2023(4)	$94,614

		194,064

	Uruguay - 0.0%
15,000	Uruguay Government International Bond 7.63%, 03/21/2036	19,022

	Venezuela - 0.3%
	Venezuela Government International Bond
70,000	7.75%, 10/13/2019(4)	42,175
170,000	9.00%, 05/07/2023(4)	86,071
115,000	9.25%, 05/07/2028(4)	55,200

		183,446

	Total Foreign Government Obligations (cost $4,132,684)	4,151,149

Municipal Bonds - 0.7%
	General - 0.4%
	Puerto Rico Commonwealth Government Employees Retirement System
175,000	6.15%, 07/01/2038	77,438
300,000	6.20%, 07/01/2039	132,750
120,000	6.55%, 07/01/2058	53,100

		263,288

	General Obligation - 0.3%
220,000	City of Chicago, IL,GO 7.05%, 01/01/2029(6)	223,942

	Total Municipal Bonds (cost $510,927)	487,230

Senior Floating Rate Interests - 22.0%(10)
	Advertising - 0.4%
278,612	Acosta Holdco, Inc. 4.29%, 09/26/2021	268,861

	Aerospace/Defense - 0.3%
224,436	TransDigm, Inc. 3.78%, 06/09/2023	223,774

	Beverages - 0.2%
137,947	Oak Tea, Inc. 3.50%, 07/02/2022	138,809

	Chemicals - 0.5%
241,434	Chemours Co. 3.78%, 05/12/2022	240,528
114,425	Nexeo Solutions LLC 5.26%, 06/09/2023	115,283

		355,811

	Coal - 0.4%
88,934	Arch Coal, Inc. 10.00%, 10/05/2021	89,646
375,000	Ascent Resources - Marcellus LLC 5.25%, 08/04/2020	224,062

		313,708

	Commercial Services - 1.3%
200,000	Conduent, Inc. 6.25%, 12/07/2023	203,416
115,000	Quikrete Holdings, Inc. 4.02%, 11/15/2023	116,358
134,325	Russell Investment Group 6.75%, 06/01/2023	136,172
341,263	ServiceMaster Co. 3.28%, 11/08/2023	342,826
125,000	Team Health, Inc. 0.00%, 01/17/2024(11)	124,766

		923,538

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Distribution/Wholesale - 0.4%
$ 260,000	Wilsonart LLC 4.50%, 12/19/2023	$261,464

	Diversified Financial Services - 0.7%
205,000	EVO Payments International LLC 6.00%, 12/22/2023	207,563
156,418	Infinity Acquisition LLC 4.25%, 08/06/2021	152,703
160,000	Telenet International Finance S.a.r.l. 3.77%, 01/31/2025	161,371

		521,637

	Electric - 1.3%
263,675	Calpine Construction Finance Co., L.P. 3.75%, 05/31/2023	265,030
315,000	Energy Future Intermediate Holding Co. LLC 4.25%, 06/30/2017	316,707
261,998	Seadrill Partners Finco LLC 4.00%, 02/21/2021	192,897
105,000	Vistra Operations Co. LLC 4.02%, 12/14/2023	106,050

		880,684

	Electronics - 0.2%
	Oberthur Technologies S.A.
83,487	1.88%, 12/15/2023(12)	84,426
51,513	4.70%, 12/15/2023	52,093

		136,519

	Energy-Alternate Sources - 0.1%
90,000	TEX Operations Co. LLC 5.00%, 08/04/2023	90,394

	Food - 0.7%
109,444	Hostess Brands LLC 4.00%, 08/03/2022	110,429
	JBS USA LLC
145,000	0.00%, 10/30/2022(11)	145,302
257,400	4.00%, 10/30/2022	257,935

		513,666

	Healthcare-Products - 0.4%
198,489	Alere, Inc. 4.25%, 06/18/2022	198,521
103,688	Sterigenics-Nordion Holdings LLC 4.25%, 05/15/2022	103,817

		302,338

	Healthcare-Services - 2.2%
217,299	Catalent Pharma Solutions, Inc. 3.75%, 05/20/2021	219,200
156,400	CDRH Parent, Inc. 5.25%, 07/01/2021	143,009
289,025	Envision Healthcare Corp. 4.00%, 12/01/2023	291,826
150,000	inVentiv Health, Inc. 4.75%, 11/09/2023	151,250
125,274	MPH Acquisition Holdings LLC 5.00%, 06/07/2023	127,023
134,763	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	133,696
142,101	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	143,699
217,800	U.S. Renal Care, Inc. 5.25%, 12/31/2022	205,113

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 96,784	Vizient, Inc. 5.00%, 02/13/2023	$97,994

		1,512,810

	Household Products/Wares - 0.1%
90,000	Galleria Co. 3.81%, 09/29/2023	90,450

	Insurance - 1.3%
240,869	Asurion LLC 4.03%, 07/08/2020	242,926
452,213	Sedgwick Claims Management Services, Inc. 3.75%, 03/01/2021	453,718
226,029	USI, Inc. 4.25%, 12/27/2019	226,635

		923,279

	Internet - 0.4%
393,568	Lands’ End, Inc. 4.25%, 04/04/2021	296,652

	Leisure Time - 0.3%
200,000	Delta 2 (LUX) S.a.r.l. 8.07%, 07/31/2022	200,750

	Lodging - 0.2%
119,700	Boyd Gaming Corp. 3.76%, 09/15/2023	120,934

	Machinery-Construction & Mining - 1.0%
599,962	American Rock Salt Holdings LLC 4.75%, 05/20/2021	600,214
103,402	Neff Rental LLC 7.54%, 06/09/2021	103,015

		703,229

	Machinery-Diversified - 0.3%
199,485	Gardner Denver, Inc. 4.56%, 07/30/2020	197,057

	Media - 0.9%
99,743	AVSC Holding Corp. 4.54%, 01/24/2021	99,743
108,281	CSC Holdings LLC 3.77%, 10/11/2024	108,958
5,381	Mission Broadcasting, Inc. 0.00%, 01/17/2024(11)	5,446
58,399	Nexstar Broadcasting, Inc. 0.00%, 01/17/2024(11)	59,104
105,000	UPC Financing Partnership 3.77%, 08/31/2024	105,000
220,000	Virgin Media Investment Holdings Ltd. 3.52%, 01/31/2025	221,239

		599,490

	Miscellaneous Manufacturing - 0.9%
619,112	Sram LLC 4.02%, 04/10/2020	616,790

	Oil & Gas - 0.6%
115,000	California Resources Corp. 11.38%, 12/31/2021	129,305
100,000	Chesapeake Energy Corp. 8.50%, 08/23/2021	109,333
185,250	Drillships Ocean Ventures, Inc. 5.56%, 07/25/2021	163,390

		402,028

	Oil & Gas Services - 0.5%
335,529	Pacific Drilling S.A. 4.50%, 06/03/2018	167,764

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 409,188	Paragon Offshore Finance Co. 5.50%, 07/18/2021	$161,220

		328,984

	Packaging & Containers - 1.1%
278,069	Coveris Holdings S.A. 4.50%, 05/08/2019	281,197
165,000	Flex Acquisition Co., Inc. 4.25%, 12/29/2023	166,342
311,322	Reynolds Group Holdings, Inc. 4.25%, 02/05/2023	312,069

		759,608

	Pharmaceuticals - 0.6%
198,496	Endo Luxembourg Finance Co. I S.a r.l. 3.81%, 09/26/2022	197,835
200,679	Valeant Pharmaceuticals International, Inc. 5.53%, 04/01/2022	201,458

		399,293

	Real Estate - 0.4%
296,747	DTZ U.S. Borrower LLC 4.26%, 11/04/2021	298,370

	REITS - 0.1%
104,213	MGM Growth Properties Operating Partnership L.P. 3.53%, 04/25/2023	105,050

	Retail - 0.8%
325,000	Bass Pro Group LLC 5.97%, 12/16/2023	314,691
275,000	Rite Aid Corp. 4.88%, 06/21/2021	275,946

		590,637

	Software - 1.7%
326,396	Emdeon Business Services LLC 3.75%, 11/02/2018	326,602
	First Data Corp.
313,657	3.78%, 03/24/2021	315,470
107,290	3.78%, 07/10/2022	108,005
417,900	WEX, Inc. 4.28%, 07/01/2023	422,601

		1,172,678

	Telecommunications - 0.8%
125,000	Level 3 Financing, Inc. 4.00%, 08/01/2019	126,469
98,469	LTS Buyer LLC 4.25%, 04/13/2020	98,962
225,000	Sprint Communications, Inc. 1.00%, 01/13/2024(11)	225,281
	Zayo Group LLC
25,000	0.00%, 01/12/2024(11)	25,198
50,000	0.00%, 01/19/2024(11)	50,396

		526,306

	Transportation - 0.2%
	Kenan Advantage Group, Inc.
4,533	1.50%, 02/10/2017(12)	4,539
128,879	4.00%, 07/31/2022	129,041

		133,580

	Trucking & Leasing - 0.7%
155,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 0.00%, 01/13/2022(11)	156,994

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 315,227	Consolidated Container Co., LLC 5.00%, 07/03/2019	$314,439

		471,433

	Total Senior Floating Rate Interests (cost $16,027,789)	15,380,611

Equity Linked Securities - 8.8%
	Banks - 8.8%
6,968	Arrow Electronics, Inc. (Merrill Lynch International Co. C.V) 12.00%	511,451
3,038	Broadcom Ltd. (Societe Generale S.A.) MTN 12.00%	559,372
6,707	Eastman Chemical Co. (Merrill Lynch International Co. C.V) 12.00%	519,122
6,465	Electronic Arts, Inc. (Societe Generale S.A.) Series 0001, MTN 12.00%(2)	528,864
4,282	Expedia, Inc. (BNP Paribas Arbitrage Issuance B.V.) 12.00%(2)	515,382
4,001	Facebook, Inc. (BNP Paribas Arbitrage Issuance B.V.) Series 0001 12.00%(2)	513,048
32,105	HP, Inc. (Societe Generale S.A.) Series 0002, MTN 12.00%(2)	481,651
5,967	JPMorgan Chase & Co., (BNP Paribas Arbitrage Issuance B.V.) Series 0001 12.00%(2)	514,057
5,874	Packaging Corp. of America (Merrill Lynch International Co. C.V) 12.00%	535,063
4,357	PNC Financial Services Group, Inc.(Merrill Lynch International Co. C.V) 12.00%	520,487
6,995	Post Holdings, Inc. (Barclays Bank plc) 12.00%(2)	566,525
7,631	QUALCOMM, Inc. (BNP Paribas Arbitrage Issuance B.V.) 12.00%(2)	412,303

		6,177,325

	Total Equity Linked Securities (cost $6,125,792)	6,177,325

U.S. Government Securities - 1.5%
	U.S. Treasury Securities - 1.5%
	U.S. Treasury Notes - 1.5%
404,000	0.75%, 07/15/2019	398,177
626,000	2.25%, 11/15/2025	617,319

		1,015,496

		1,015,496

	Total U.S. Government Securities (cost $1,059,976)	1,015,496

Common Stocks - 23.2%
	Automobiles & Components - 1.0%
1,905	General Motors Co.	69,742
36,657	Hota Industrial Manufacturing Co., Ltd.	152,002
5,990	Nissan Motor Co., Ltd.	59,260
28,566	Superalloy Industrial Co., Ltd.	161,758
12,131	Tung Thih Electronic Co., Ltd.	114,603
502	Visteon Corp.*	44,964
82,911	Xinyi Glass Holdings Ltd.	74,575

		676,904

	Banks - 1.1%
188,453	Agricultural Bank of China Ltd. Class H	78,721
9,763	Bank Hapoalim BM	58,990
3,822	Bendigo & Adelaide Bank Ltd.	36,399
2,518	BNP Paribas S.A.	161,081
908	Canadian Imperial Bank of Commerce	77,322
27,487	China CITIC Bank Corp. Ltd. Class H	18,078
3,467	Credit Agricole S.A.	46,013
2,068	Industrial Bank of Korea	22,589
27,342	Kiatnakin Bank PCL	44,263
84,457	Krung Thai Bank PCL	45,575
1,086	National Bank of Canada	46,878
672	Societe Generale S.A.	32,852
28,680	Thanachart Capital PCL	38,691

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

4,833	Woori Bank	$54,559

		762,011

	Capital Goods - 1.5%
1,748	ACS Actividades de Construccion y Servicios S.A.	53,874
4,728	Altra Industrial Motion Corp.	176,355
10,567	Asahi Glass Co., Ltd.	78,509
16,836	BAE Systems plc	123,655
55,367	Cobham plc	94,743
194	Cummins, Inc.	28,520
5,650	ITOCHU Corp.	77,834
12,722	Sumitomo Corp.	159,480
6,254	Weir Group plc (The)	158,430
2,201	Wolseley plc	136,308

		1,087,708

	Commercial & Professional Services - 1.0%
18,998	Dai Nippon Printing Co., Ltd.	193,278
6,136	Experian plc	118,500
2,514	Intertek Group plc	107,616
3,017	RR Donnelley & Sons Co.	51,741
9,840	Toppan Printing Co., Ltd.	96,589
2,787	Wolters Kluwer N.V.	106,580

		674,304

	Consumer Durables & Apparel - 0.2%
1,243	Heiwa Corp.	29,968
19,407	OVS S.p.A.(2)	108,206

		138,174

	Consumer Services - 0.3%
2,323	Darden Restaurants, Inc.	170,230
1,181	H&R Block, Inc.	25,344

		195,574

	Diversified Financials - 0.8%
21,573	Annaly Capital Management, Inc. REIT	220,476
13,842	Cerved Information Solutions S.p.A.	113,282
5,241	Chimera Investment Corp. REIT	92,399
9,348	MFA Financial, Inc. REIT	73,756
6,451	Two Harbors Investment Corp. REIT	56,575

		556,488

	Energy - 1.9%
784	Boardwalk Pipeline Partners L.P.	14,473
814	Buckeye Partners L.P.	56,744
350	Columbia Pipeline Partners L.P.	6,020
362	Crestwood Equity Partners LP	9,937
626	DCP Midstream Partners L.P.	24,333
1,376	Enbridge Energy Partners L.P.	26,653
2,982	Energy Transfer Partners L.P.	113,763
887	EnLink Midstream Partners L.P.	15,904
7,837	Enterprise Products Partners L.P.	222,022
328	EQT Midstream Partners L.P.	25,669
596	Genesis Energy L.P.	21,617
1,439	Magellan Midstream Partners L.P.	115,163
1,376	Memorial Production Partners L.P.	238
1,330	MPLX L.P.	50,341
527	NGL Energy Partners L.P.	12,885
422	NuStar Energy L.P.	23,341
1,069	ONEOK Partners L.P.	46,117
120	Phillips 66 Partners L.P.	6,740
2,434	Plains All American Pipeline L.P.	76,403
1,685	Royal Dutch Shell plc Class B	47,592
513	SemGroup Corp. Class A	20,366
365	Shell Midstream Partners L.P.	11,852
365	Spectra Energy Partners L.P.	16,549
90,848	Star Petroleum Refining PCL	31,998

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

1,156	Sunoco Logistics Partners L.P.	$29,501
255	Tallgrass Energy Partners L.P.	12,617
660	Targa Resources Corp.	38,029
308	TC PipeLines L.P.	18,505
517	Teekay Corp.	5,196
375	Tesoro Logistics L.P.	21,705
645	Valero Energy Corp.	42,415
4,421	Veresen, Inc.	44,949
465	Western Gas Partners L.P.	28,542
1,580	Williams Partners L.P.	64,843

		1,303,022

	Food & Staples Retailing - 0.5%
903	Casino Guichard Perrachon S.A.	48,692
1,778	Kesko Oyj Class B	89,969
3,260	Wal-Mart Stores, Inc.	217,572

		356,233

	Food, Beverage & Tobacco - 0.8%
1,045	Altria Group, Inc.	74,383
880	Anheuser-Busch InBev N.V.	91,888
34,653	Cloetta AB Class B	116,869
4,152	Diageo plc	115,334
2,131	Imperial Brands plc	98,724
61,403	WH Group Ltd.(2)	46,638

		543,836

	Health Care Equipment & Services - 0.2%
6,795	Smith & Nephew plc	101,651
335	UnitedHealth Group, Inc.	54,303

		155,954

	Household & Personal Products - 0.1%
2,409	Unilever plc	97,579

	Insurance - 1.2%
5,338	CNA Financial Corp.	222,328
9,680	CNP Assurances	181,915
15,745	Mapfre S.A.	47,739
3,040	NN Group N.V.	107,664
345	Prudential Financial, Inc.	36,263
17,597	RSA Insurance Group plc	127,411
747	Swiss Re AG	69,806
109	Zurich Insurance Group AG*	31,389

		824,515

	Materials - 0.1%
5,421	CSR Ltd.	18,154
768	LyondellBasell Industries N.V. Class A	71,631

		89,785

	Media - 0.3%
10,604	Vivendi S.A.	194,436

	Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
473	AbbVie, Inc.	28,905
349	Amgen, Inc.	54,681
1,924	AstraZeneca plc	102,105
1,655	Daiichi Sankyo Co., Ltd.	37,027
387	Eli Lilly & Co.	29,811
792	Gilead Sciences, Inc.	57,380
1,903	Johnson & Johnson	215,515
1,032	Merck & Co., Inc.	63,974
1,469	Mitsubishi Tanabe Pharma Corp.	29,464
4,770	Pfizer, Inc.	151,352
1,519	Recordati S.p.A.	43,142
220	Sanofi	17,683

		831,039

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Real Estate - 2.1%
727	Brixmor Property Group, Inc. REIT	$17,543
3,290	Deutsche Wohnen AG	107,311
2,511	Dexus Property Group REIT	17,106
42,810	Guangzhou R&F Properties Co., Ltd. Class H	54,908
6,278	Henderson Land Development Co., Ltd.	34,654
34,933	Highwealth Construction Corp.	51,953
7,383	Hongkong Land Holdings Ltd.	49,863
2,746	Hospitality Properties Trust REIT	85,483
91,170	Irish Residential Properties plc REIT	114,165
15,296	Link REIT	104,526
86,570	New World Development Co., Ltd.	99,884
2,213	Nexity S.A.*	108,695
7,248	Omega Healthcare Investors, Inc. REIT	232,443
902	Senior Housing Properties Trust	17,183
2,774	Sun Hung Kai Properties Ltd.	38,173
3,377	Swire Pacific Ltd. Class A	34,405
7,717	Swire Properties Ltd.	21,714
2,016	VEREIT, Inc. REIT	17,196
16,529	Wharf Holdings Ltd.	123,939
12,647	Wheelock & Co., Ltd.	76,867
1,240	WP Carey, Inc. REIT	76,806

		1,484,817

	Retailing - 0.2%
2,100	Best Buy Co., Inc.	93,492
1,027	K’s Holdings Corp.	18,533
894	Kohl’s Corp.	35,608
421	Target Corp.	27,146

		174,779

	Semiconductors & Semiconductor Equipment - 0.8%
2,881	Intel Corp.	106,078
201,086	King Yuan Electronics Co., Ltd.*	173,657
20,406	Nanya Technology Corp.	31,437
443	NVIDIA Corp.	48,367
344	QUALCOMM, Inc.	18,380
32,250	Taiwan Semiconductor Manufacturing Co., Ltd.	192,173

		570,092

	Software & Services - 1.7%
1,835	Alibaba Group Holding Ltd. ADR*	185,904
1,005	Baidu, Inc. ADR*	175,945
506	Mixi, Inc.	21,953
237	NAVER Corp.	154,812
853	NetEase, Inc. ADR	216,577
16,214	PChome Online, Inc.	134,207
2,327	SimCorp AS	119,258
6,806	Tencent Holdings Ltd.	177,945

		1,186,601

	Technology Hardware & Equipment - 2.4%
20,528	Advantech Co., Ltd.	174,140
24,489	Catcher Technology Co., Ltd.	199,726
29,476	Compal Electronics, Inc.	17,784
470,557	Cowell e Holdings, Inc.*	141,575
224	F5 Networks, Inc.*	30,023
38,860	Hon Hai Precision Industry Co., Ltd.	104,214
2,223	HP, Inc.	33,456
23,519	Inventec Corp.	17,688
1,601	Largan Precision Co., Ltd.	229,001
11,399	Pegatron Corp.	27,450
128,862	Primax Electronics Ltd.	183,679
924	Seagate Technology plc	41,719
860,843	Tongda Group Holdings Ltd.	240,549
2,549	Venture Corp. Ltd.	18,440

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

89,152	Yageo Corp.	$216,154

		1,675,598

	Telecommunication Services - 1.2%
5,192	AT&T, Inc.	218,895
5,983	CenturyLink, Inc.	154,720
4,277	Emirates Telecommunications Group Co. PJSC	20,844
45,169	HKT Trust & HKT Ltd. UNIT	63,097
593	KT Corp.	15,008
10,686	MegaFon PJSC GDR	115,943
1,227	Ooredoo QSC	35,383
13,113	Telia Co., AB	53,192
1,463	TELUS Corp.	48,840
2,935	Verizon Communications, Inc.	143,844

		869,766

	Transportation - 0.7%
140	Aena S.A.(2)	20,360
27,262	Air New Zealand Ltd.	42,005
4,537	Atlantia S.p.A.	103,397
731	bpost S.A.	17,683
31,214	Hutchison Port Holdings Trust	13,276
21,380	Irish Continental Group plc UNIT	108,936
4,441	Japan Airlines Co., Ltd.	141,416
9,161	Royal Mail plc	47,576

		494,649

	Utilities - 1.9%
491	Ameren Corp.	25,851
407	AmeriGas Partners L.P.	20,028
7,522	CenterPoint Energy, Inc.	197,152
6,178	CEZ AS	105,818
49,048	China Power International Development Ltd.	17,676
44,768	China Resources Power Holdings Co., Ltd.	76,888
308	DTE Energy Co.	30,381
5,855	EDP - Energias de Portugal S.A.	17,027
3,095	Entergy Corp.	221,726
2,037	FirstEnergy Corp.	61,762
7,926	Fortum Oyj	126,457
49,137	HK Electric Investments & HK Electric Investments Ltd. UNIT(2)	41,015
17,122	Iberdrola S.A.	108,145
380	Iberdrola S.A.*	2,400
2,171	Korea Electric Power Corp.	79,509
214	Pinnacle West Capital Corp.	16,613
1,711	Public Service Enterprise Group, Inc.	75,712
3,662	Transmissora Alianca de Energia Eletrica S.A.	24,939
1,370	Vistra Energy Corp.	22,208
1,817	Xcel Energy, Inc.	75,078

		1,346,385

	Total Common Stocks (cost $15,788,454)	16,290,249

Convertible Bonds - 4.2%
	Biotechnology - 0.5%
132,000	Illumina, Inc. 0.50%, 06/15/2021	135,795
77,000	Incyte Corp. 1.25%, 11/15/2020	185,137

		320,932

	Commercial Services - 0.4%
140,000	Cardtronics, Inc. 1.00%, 12/01/2020	165,200
154,000	Macquarie Infrastructure Corp. 2.00%, 10/01/2023	151,112

		316,312

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Healthcare-Products - 0.2%
$ 88,000	Hologic, Inc. 0.00%, 12/15/2043(3)(13)	$107,800

	Healthcare-Services - 0.2%
77,000	Anthem, Inc. 2.75%, 10/15/2042	163,529

	Home Builders - 0.4%
165,000	KB Home 1.38%, 02/01/2019	161,700
110,000	Toll Brothers Finance Corp. 0.50%, 09/15/2032	108,350

		270,050

	Insurance - 0.3%
131,000	MGIC Investment Corp. 2.00%, 04/01/2020	201,085

	Internet - 0.5%
121,000	Priceline Group, Inc. (The) 0.35%, 06/15/2020	161,157
165,000	WebMD Health Corp. 2.63%, 06/15/2023(2)	155,512
20,000	Zillow Group, Inc. 2.00%, 12/01/2021(2)	20,113
20,000	Priceline Group, Inc. 0.90%, 09/15/2021	21,575

		358,357

	Media - 0.3%
158,000	DISH Network Corp. 3.38%, 08/15/2026(2)	184,564
20,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(2)	20,312

		204,876

	Oil & Gas - 0.2%
20,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019	7,400
135,000	PDC Energy, Inc. 1.13%, 09/15/2021	152,044

		159,444

	Pharmaceuticals - 0.3%
132,000	Ironwood Pharmaceuticals, Inc. 2.25%, 06/15/2022	146,685
55,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	58,266

		204,951

	Semiconductors - 0.5%
92,000	Microchip Technology, Inc. 1.63%, 02/15/2025	124,602
88,000	Micron Technology, Inc. 3.13%, 05/01/2032	218,515

		343,117

	Software - 0.4%
165,000	Envestnet, Inc. 1.75%, 12/15/2019	159,741
132,000	Workday, Inc. 0.75%, 07/15/2018	151,717

		311,458

	Total Convertible Bonds (cost $2,852,317)	2,961,911

Exchange Traded Funds - 0.2%
	Other Investment Pools & Funds - 0.2%
6,600	PowerShares Senior Loan Portfolio	153,780

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Total Exchange Traded Funds (cost $151,364)		153,780

	Total Long-Term Investments (cost $66,740,325)		67,034,277
Short-Term Investments - 2.1%
	Foreign Government Obligations - 0.3%
RON 900,000	Romania Treasury Bills 0.58%, 06/26/2017(14)		$215,659

	Other Investment Pools & Funds - 1.8%
1,240,667	Morgan Stanley Institutional Liquidity Funds, Institutional Class		1,240,667

	Total Short-Term Investments (cost $1,464,166)		1,456,326

	Total Investments Excluding Purchased Options (cost $68,204,491)	97.7%	$68,490,603
	Total Purchased Options (cost $199,086)	0.3%	$186,690

	Total Investments (cost $68,403,577)^	98.0%	$68,677,293
	Other Assets and Liabilities	2.0%	1,392,012

	Total Net Assets	100.0%	$70,069,305

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$2,634,792
Unrealized Depreciation	(2,361,076)

Net Unrealized Appreciation	$273,716

*	Non-income producing.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $9,725,571, which represents 13.9% of total net assets.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $3,692,248, which represents 5.3% of total net assets.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $337,835 at January 31, 2017.

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(7)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of this security was $0, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(8)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2015	$80,000	Texas Competitive Electric Holdings Co., LLC	$—

At January 31, 2017, the aggregate value of these securities was $0, which represents 0.0% of total net assets.

(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2017.
(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2017, the aggregate value of the unfunded commitment was $88,965, which rounds to zero percent of total net assets.
(13)	Security is a zero-coupon bond.
(14)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at January 31, 2017
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
CAC 40 Call	CBK	5,099.33 EUR	07/21/17	EUR	1,339	$63,669	$59,113	$4,556
IBEX 35 Index Call	GSC	9,843.75 EUR	07/21/17	EUR	346	74,159	79,362	(5,203)

Total Calls					1,685	$137,828	$138,475	$(647)

Puts
S&P 500 Index Option	MSCI	2,210.00 USD	04/21/17	USD	15	$45,165	$56,746	$(11,581)
USD Put/CNH Call	GSC	6.85 CNH per USD	02/17/17	USD	129,000	745	892	(147)
USD Put/THB Call	BOA	35.71 THB per USD	02/08/17	USD	70,000	1,016	489	527
USD Put/TRY Call	CBK	3.80 TRY per USD	02/20/17	USD	72,000	1,212	1,707	(495)
USD Put/TRY Call	GSC	3.82 TRY per USD	02/24/17	USD	36,000	724	776	(52)

Total Puts					307,015	$48,862	$60,610	$(11,748)

Total purchased option contracts					308,700	$186,690	$199,085	$(12,395)

Written option contracts:
Calls
FTSE/MIB Index Option	GSC	20,877.63 EUR	07/21/17	EUR	(168)	$(43,803)	$(79,458)	$35,655

Written option contracts:
Puts
S&P 500 Index Option	MSCI	2,075.00 USD	04/21/17	USD	(15)	$(19,125)	$(23,954)	$4,829

Total written option contracts					(183)	$(62,928)	$(103,412)	$40,484

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Futures Contracts Outstanding at January 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
FTSE 100 Index Future	42	03/17/2017	$3,642,313	$3,722,558	$80,245
SGX Nifty 50 Index	207	02/23/2017	3,471,802	3,550,464	78,662
U.S. Treasury Long Bond Future	6	03/22/2017	913,007	905,063	(7,944)
U.S. Ultra Bond Future	8	03/22/2017	1,293,758	1,285,500	(8,258)

Total					$142,705

Short position contracts:
EAFE (mini MSCI) Index Future	21	03/17/2017	$1,770,293	$1,814,820	$(44,527)
Euro-BOBL Future	4	03/08/2017	576,557	574,035	2,522
FTSE 250 Index Future	83	03/17/2017	3,670,333	3,783,126	(112,793)
MSCI Mini Emerging Market Index	13	03/17/2017	571,001	594,815	(23,814)
MSCI Taiwan Index Future	48	02/23/2017	1,682,256	1,704,000	(21,744)
S&P 500 (E-Mini) Future	2	03/17/2017	225,453	227,450	(1,997)
STOXX Europe 600 Future	154	03/17/2017	2,944,703	2,980,736	(36,033)
U.S. 10-Year Ultra Future	6	03/22/2017	800,239	804,937	(4,698)
U.S. Treasury 10-Year Note Future	54	03/22/2017	6,694,479	6,721,313	(26,834)
U.S. Treasury 2-Year Note Future	25	03/31/2017	5,418,410	5,419,922	(1,512)
U.S. Treasury 5-Year Note Future	11	03/31/2017	1,298,668	1,296,539	2,129

Total					$(269,301)

Total futures contracts					$(126,596)

TBA Sale Commitments Outstanding at January 31, 2017
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 3.50%	$1,900,000	02/01/2047	$(1,941,563)	$5,926
Total (proceeds $1,947,489)			$(1,941,563)	$5,926

At January 31, 2017, the aggregate market value of TBA Sale Commitments represents (2.8)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2017
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	JPM	USD	5,962	(0.18%)	07/25/45	$131	$—	$103	$(28)
ABX.HE.AAA.07	MSC	USD	253,217	(0.09%)	08/25/37	61,342	—	56,318	(5,024)
CMBX.NA.A.7	JPM	USD	175,000	(2.00%)	01/17/47	6,804	—	2,939	(3,865)
CMBX.NA.A.9	MSC	USD	40,000	(2.00%)	09/17/58	1,413	—	1,507	94
CMBX.NA.A.9	DEUT	USD	35,000	(2.00%)	09/17/58	1,782	—	1,320	(462)
CMBX.NA.AA.2	CSI	USD	49,786	(0.15%)	03/15/49	18,779	—	23,293	4,514
CMBX.NA.AA.7	MSC	USD	70,000	(1.50%)	01/17/47	824	—	661	(163)
CMBX.NA.AA.7	CSI	USD	30,000	(1.50%)	01/17/47	940	—	282	(658)
CMBX.NA.AA.7	CSI	USD	85,000	(1.50%)	01/17/47	2,664	—	800	(1,864)
CMBX.NA.AA.7	CSI	USD	90,000	(1.50%)	01/17/47	2,821	—	847	(1,974)
CMBX.NA.AA.7	CSI	USD	100,000	(1.50%)	01/17/47	3,134	—	940	(2,194)
CMBX.NA.AA.8	MSC	USD	35,000	(1.50%)	10/17/57	1,415	—	553	(862)
CMBX.NA.AJ.4	GSC	USD	34,508	(0.96%)	02/17/51	9,114	—	6,761	(2,353)
CMBX.NA.AJ.4	JPM	USD	313,528	(0.96%)	02/17/51	77,325	—	61,422	(15,903)
CMBX.NA.AS.7	CSI	USD	135,000	(1.00%)	01/17/47	2,470	—	(184)	(2,654)
CMBX.NA.AS.7	GSC	USD	275,000	(1.00%)	01/17/47	7,798	—	(367)	(8,165)
CMBX.NA.AS.8	DEUT	USD	30,000	(1.00%)	10/17/57	2,205	—	38	(2,167)
CMBX.NA.BB.9	MSI	USD	986,000	(5.00%)	09/17/58	225,550	—	173,293	(52,257)
CMBX.NA.BBB.10	MSC	USD	35,000	(3.00%)	11/17/59	2,306	—	3,088	782

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

CMBX.NA.BBB.10	MSC	USD	50,000	(3.00%)		11/17/59	3,935	—	$4,428	493
CMBX.NA.BBB.7	GSC	USD	25,000	(3.00%)		01/17/47	2,164	—	1,298	(866)
CMBX.NA.BBB.7	MSC	USD	60,000	(3.00%)		01/17/47	6,191	—	3,122	(3,069)
CMBX.NA.BBB.7	CSI	USD	150,000	(3.00%)		01/17/47	14,617	—	7,805	(6,812)
CMBX.NA.BBB.7	CSI	USD	160,000	(3.00%)		01/17/47	15,591	—	8,325	(7,266)
CMBX.NA.BBB.7	GSC	USD	15,000	(3.00%)		01/17/47	1,047	—	781	(266)
CMBX.NA.BBB.7	DEUT	USD	25,000	(3.00%)		01/17/47	1,832	—	1,301	(531)
CMBX.NA.BBB.7	MSC	USD	35,000	(3.00%)		01/17/47	2,911	—	1,822	(1,089)
CMBX.NA.BBB.7	DEUT	USD	25,000	(3.00%)		01/17/47	2,390	—	1,301	(1,089)
CMBX.NA.BBB.7	CSI	USD	80,000	(3.00%)		01/17/47	6,860	—	4,163	(2,697)
CMBX.NA.BBB.7	MSC	USD	425,000	(3.00%)		01/17/47	41,418	—	22,114	(19,304)
CMBX.NA.BBB.9	MSC	USD	35,000	(3.00%)		09/17/58	3,846	—	3,826	(20)
CMBX.NA.BBB.9	MSC	USD	30,000	(3.00%)		09/17/58	3,512	—	3,167	(345)
CMBX.NA.BBB.9	MSC	USD	20,000	(3.00%)		09/17/58	2,365	—	2,111	(254)

Total							$537,496	$—	$399,178	$(138,318)

Sell protection:
CDX.EM.26	CBK	USD	536,000	1.00%		12/20/21	$—	$(31,998)	$(31,188)	$810
CMBX.NA.AA.2	MLI	USD	49,786	0.15%		03/15/49	—	(18,188)	(23,293)	(5,105)
CMBX.NA.AAA.6	MLI	USD	268,807	0.50%		05/11/63	—	(8,560)	(128)	8,432
CMBX.NA.AAA.6	CSI	USD	319,770	0.50%		05/11/63	—	(3,430)	(152)	3,278
CMBX.NA.AAA.6	CSI	USD	279,799	0.50%		05/11/63	—	(3,001)	(133)	2,868
CMBX.NA.AAA.6	CSI	USD	274,802	0.50%		05/11/63	—	(2,947)	(130)	2,817
CMBX.NA.AAA.6	DEUT	USD	104,925	0.50%		05/11/63	—	(1,618)	(50)	1,568
CMBX.NA.BB.6	MSC	USD	170,000	5.00%		05/11/63	—	(31,404)	(22,742)	8,662
CMBX.NA.BB.6	CSI	USD	90,000	5.00%		05/11/63	—	(16,625)	(12,040)	4,585
CMBX.NA.BB.6	CSI	USD	85,000	5.00%		05/11/63	—	(15,701)	(11,371)	4,330
CMBX.NA.BB.6	CSI	USD	85,000	5.00%		05/11/63	—	(15,701)	(11,371)	4,330
CMBX.NA.BB.6	CSI	USD	85,000	5.00%		05/11/63	—	(15,701)	(11,371)	4,330
CMBX.NA.BB.6	CSI	USD	47,000	5.00%		05/11/63	—	(8,682)	(6,288)	2,394
CMBX.NA.BB.6	CSI	USD	40,000	5.00%		05/11/63	—	(7,100)	(5,351)	1,749
CMBX.NA.BB.6	GSC	USD	20,000	5.00%		05/11/63	—	(2,662)	(2,679)	(17)
CMBX.NA.BB.6	GSC	USD	80,000	5.00%		05/11/63	—	(8,786)	(10,702)	(1,916)
CMBX.NA.BB.8	MSC	USD	306,000	5.00%		10/17/57	—	(86,086)	(66,889)	19,197
CMBX.NA.BB.8	MSC	USD	60,000	5.00%		10/17/57	—	(17,355)	(13,116)	4,239
CMBX.NA.BB.8	GSC	USD	60,000	5.00%		10/17/57	—	(16,802)	(13,115)	3,687
CMBX.NA.BB.8	MSC	USD	50,000	5.00%		10/17/57	—	(14,441)	(10,929)	3,512
CMBX.NA.BB.8	GSC	USD	5,000	5.00%		10/17/57	—	(1,665)	(1,093)	572
CMBX.NA.BB.8	GSC	USD	125,000	5.00%		10/17/57	—	(26,016)	(27,324)	(1,308)
CMBX.NA.BB.8	MLI	USD	115,000	5.00%		10/17/57	—	(10,443)	(25,139)	(14,696)
CMBX.NA.BB.8	GSC	USD	110,000	5.00%		10/17/57	—	(5,651)	(24,045)	(18,394)
CMBX.NA.BB.9	CSI	USD	270,000	5.00%		09/17/58	—	(73,578)	(47,416)	26,162
CMBX.NA.BB.9	GSC	USD	275,000	5.00%		09/17/58	—	(74,418)	(48,294)	26,124
CMBX.NA.BB.9	CSI	USD	270,000	5.00%		09/17/58	—	(72,805)	(47,416)	25,389
CMBX.NA.BB.9	GSC	USD	171,000	5.00%		09/17/58	—	(47,389)	(30,030)	17,359
CMBX.NA.BB.9	GSC	USD	35,000	5.00%		09/17/58	—	(9,672)	(6,147)	3,525
CMBX.NA.BB.9	JPM	USD	20,000	5.00%		09/17/58	—	(5,433)	(3,512)	1,921
CMBX.NA.BB.9	MLI	USD	15,000	5.00%		09/17/58	—	(4,188)	(2,635)	1,553
CMBX.NA.BB.9	GSC	USD	15,000	5.00%		09/17/58	—	(4,145)	(2,634)	1,511
CMBX.NA.BB.9	GSC	USD	15,000	5.00%		09/17/58	—	(4,109)	(2,634)	1,475
CMBX.NA.BB.9	MLI	USD	15,000	5.00%		09/17/58	—	(4,075)	(2,634)	1,441
PrimeX.ARM.2	JPM	USD	258,563	4.58%		12/25/37	10,892	—	3,570	(7,322)

Total							$10,892	$(670,375)	$(520,421)	$139,062

Total traded indices							$548,388	$(670,375)	$(121,243)	$744

Credit default swaps on single-name issues:
Buy protection:
Brazil (Federated Republic of)	BCLY	USD	850,000	(1.00	%)/2.46%	12/20/21	$64,431	$—	$54,743	$(9,688)
United Mexican States	BNP	USD	150,000	(1.00	%)/1.66%	12/20/21	4,571	—	4,323	(248)
United Mexican States	GSC	USD	75,000	(1.00	%)/1.66%	12/20/21	2,756	—	2,162	(594)

Total							$71,758	$—	$61,228	$(10,530)

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Credit default swaps on single-name issues:
Sell protection:
Genworth Holding, Inc.	GSC	USD	10,000	5.00	%/7.33%	12/20/21	$—	$(548)	$(808)	$(260)
Genworth Holding, Inc.	GSC	USD	10,000	5.00	%/7.33%	12/20/21	—	(499)	(809)	(310)
Genworth Holding, Inc.	GSC	USD	10,000	5.00	%/7.33%	12/20/21	—	(498)	(809)	(311)
Malaysia Government Bond	BNP	USD	35,000	1.00	%/1.33%	12/20/21	—	(488)	(485)	3
Malaysia Government Bond	BNP	USD	40,000	1.00	%/1.33%	12/20/21	—	(514)	(555)	(41)
Russian Government International Bond	GSC	USD	187,000	1.00	%/1.82%	12/20/21	—	(6,585)	(6,767)	(182)

Total							$—	$(9,132)	$(10,233)	$(1,101)

Total single-name issues							$71,758	$(9,132)	$50,995	$(11,631)

Total OTC contracts							$620,146	$(679,507)	$(70,248)	$(10,887)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.26	USD	2,675,000	(5.00%)	06/20/21	$(37,720)	$(197,841)	$(160,121)
CDX.NA.HY.27	USD	1,720,000	(5.00%)	12/20/21	(63,803)	(113,853)	(50,050)
CDX.NA.HY.27	USD	6,451,000	(5.00%)	12/20/21	269,041	427,014	157,973
CDX.NA.IG.26	USD	974,000	(1.00%)	06/20/21	(8,409)	(17,343)	(8,934)
CDX.NA.IG.27	USD	60,000	1.00%	12/20/21	(972)	(980)	(8)
ITRAXX.EUR.26	EUR	13,300,000	(1.00%)	12/20/26	(139,968)	(154,787)	(14,819)
ITRAXX.XOV.26	EUR	678,000	(5.00%)	12/20/21	49,983	66,437	16,454

Total					$68,152	$8,647	$(59,505)

Credit default swaps on indices:
Sell protection:
ITRAXX.EUR.26	EUR	9,975,000	1.00%	12/20/21	$(138,372)	$(148,940)	$(10,568)

Total					$(70,220)	$(140,293)	$(70,073)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2017

Counter- party	Payments made by Fund		Payments received by Fund		Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.89	% Fixed	CPURNSA	USD	1,731,000	07/15/24	$—	$—	$65,629	$65,629

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2017
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
1M MXN TIIE	8.27% Fixed	MXN	960,000	12/30/26	$—	$—	$(1,414)	$(1,414)

OTC Total Return Swap Contracts Outstanding at January 31, 2017
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
GS Client REIT	GSC	USD	3,447,411	1M LIBOR - 0.30%	01/31/18	$—	$—	$—	$0
GS Client REIT	GSC	USD	3,524,969	(1M LIBOR + 0.40%)	01/31/18	—	—	—	0
iShares JP Morgan USD Emerging Markets Bond ETF	BOA	USD	2,736,533	1M LIBOR - 0.60%	03/31/17	—	—	—	0
Materials Select Sector	CBK	USD	4,149,458	(1M LIBOR + 0.15%)	04/28/17	—	—	(26,319)	(26,319)
Russel 1000 Growth Index	BOA	USD	2,225,553	1M LIBOR - 0.25%	05/31/17	—	—	—	0
Russel 1000 Growth Index	BOA	USD	2,248,305	1M LIBOR - 0.25%	05/31/17	—	—	—	0
Russel 1000 Value Index	BOA	USD	2,287,116	(1M LIBOR + 0.23%)	05/31/17	—	—	(1,263)	(1,263)
Russel 1000 Value Index	BOA	USD	2,307,733	(1M LIBOR + 0.23%)	05/31/17	—	—	(1,274)	(1,274)

Total						$—	$—	$(28,856)	$(28,856)

(a)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

BRL	Buy	03/15/17	MSC	$55,846	$60,242	$4,396
BRL	Buy	03/15/17	MSC	237,868	241,911	4,043
BRL	Buy	03/15/17	BCLY	63,200	66,204	3,004
BRL	Sell	03/15/17	MSC	6,213	6,275	(62)
BRL	Sell	03/15/17	GSC	52,857	54,281	(1,424)
BRL	Sell	03/15/17	GSC	52,067	55,536	(3,469)
BRL	Sell	03/15/17	SSG	409,919	443,974	(34,055)
CHF	Sell	02/28/17	SCB	614,713	621,344	(6,631)
CNY	Buy	03/15/17	SCB	27,794	28,249	455
CNY	Sell	03/15/17	SCB	27,509	28,249	(740)
COP	Buy	03/15/17	SCB	53,912	55,792	1,880
COP	Buy	03/15/17	CIB	83,834	84,282	448
COP	Sell	03/15/17	BCLY	89,879	89,566	313
COP	Sell	03/15/17	SSG	135,649	140,074	(4,425)
EUR	Buy	02/03/17	BNP	553,079	554,918	1,839
EUR	Buy	02/28/17	UBS	239,156	242,057	2,901
EUR	Buy	03/15/17	BNP	48,183	48,671	488
EUR	Buy	03/15/17	BCLY	49,533	49,753	220
EUR	Buy	03/15/17	CSFB	5,402	5,408	6
EUR	Buy	03/15/17	JPM	5,605	5,408	(197)
EUR	Buy	03/15/17	CBK	22,200	21,632	(568)
EUR	Buy	03/15/17	BOA	104,927	102,749	(2,178)
EUR	Buy	03/15/17	UBS	68,797	64,895	(3,902)
EUR	Buy	03/15/17	BOA	108,861	102,750	(6,111)
EUR	Buy	03/15/17	DEUT	1,099,656	1,063,192	(36,464)

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

EUR	Sell	02/03/17	JPM	15,846	$16,194	(348)
EUR	Sell	02/03/17	CBK	208,578	215,921	(7,343)
EUR	Sell	02/03/17	CBK	312,320	322,802	(10,482)
EUR	Sell	02/28/17	BCLY	16,061	16,209	(148)
EUR	Sell	02/28/17	UBS	752,700	761,830	(9,130)
EUR	Sell	03/06/17	BNP	553,693	555,633	(1,940)
EUR	Sell	03/15/17	BOA	924,421	895,548	28,873
EUR	Sell	03/15/17	BOA	179,602	173,053	6,549
EUR	Sell	03/15/17	MSC	5,316	5,408	(92)
EUR	Sell	03/15/17	MSC	17,850	18,387	(537)
EUR	Sell	03/15/17	BNP	32,466	33,529	(1,063)
EUR	Sell	03/15/17	JPM	131,958	133,034	(1,076)
EUR	Sell	03/15/17	BOA	290,269	292,026	(1,757)
EUR	Sell	03/15/17	JPM	228,513	230,377	(1,864)
EUR	Sell	03/15/17	MSC	162,424	164,400	(1,976)
EUR	Sell	03/15/17	CBA	115,293	118,973	(3,680)
EUR	Sell	03/15/17	SSG	110,646	114,647	(4,001)
GBP	Buy	02/28/17	MSC	5,027	5,034	7
GBP	Sell	02/28/17	MSC	570,604	571,408	(804)
IDR	Buy	03/15/17	HSBC	167,362	169,935	2,573
IDR	Sell	03/15/17	SCB	169,000	169,934	(934)
JPY	Buy	02/28/17	UBS	1,300,123	1,307,456	7,333
JPY	Sell	02/28/17	BCLY	1,818,011	1,831,370	(13,359)
JPY	Sell	04/14/17	SSG	342,117	355,328	(13,211)
MXN	Buy	03/15/17	HSBC	12,640	12,580	(60)
MXN	Buy	03/15/17	RBC	15,857	15,725	(132)
MXN	Buy	03/15/17	UBS	42,039	41,409	(630)
MXN	Buy	03/15/17	UBS	55,995	55,133	(862)
MXN	Sell	03/15/17	JPM	112,742	107,788	4,954
MXN	Sell	03/15/17	RBC	110,036	109,121	915
NOK	Sell	02/28/17	BCLY	117,373	118,719	(1,346)
PHP	Buy	03/15/17	CBK	789	803	14
PHP	Sell	03/15/17	SCB	796	803	(7)
PLN	Buy	03/15/17	BCLY	45,788	48,659	2,871
PLN	Buy	03/15/17	HSBC	25,024	26,450	1,426
PLN	Sell	03/15/17	CBK	70,742	75,110	(4,368)
RON	Sell	06/26/17	CBK	224,694	216,817	7,877
RON	Sell	08/28/17	JPM	70,189	66,318	3,871
RON	Sell	08/28/17	BNP	43,340	40,997	2,343
RUB	Buy	03/15/17	CBK	134,228	133,207	(1,021)
RUB	Buy	06/21/17	CIB	74,441	76,193	1,752
RUB	Buy	06/21/17	CBK	9,798	10,953	1,155
RUB	Sell	03/15/17	BOA	3,151	3,126	25
RUB	Sell	03/15/17	BCLY	120,109	130,081	(9,972)
RUB	Sell	06/21/17	CIB	10,702	10,954	(252)
RUB	Sell	06/21/17	CBK	68,156	76,193	(8,037)
THB	Buy	03/15/17	HSBC	65,963	67,566	1,603
THB	Buy	03/15/17	BCLY	148,182	148,873	691
THB	Buy	03/15/17	SCB	18,871	19,305	434
THB	Sell	03/15/17	JPM	232,884	235,431	(2,547)
TRY	Buy	03/15/17	GSC	52,735	49,222	(3,513)
TRY	Buy	03/15/17	BCLY	53,836	49,222	(4,614)
TRY	Sell	03/15/17	BCLY	23,903	20,421	3,482
TRY	Sell	03/15/17	HSBC	22,707	19,375	3,332
TRY	Sell	03/15/17	BNP	22,408	19,113	3,295
TRY	Sell	03/15/17	HSBC	23,641	20,421	3,220
TRY	Sell	03/15/17	JPM	21,892	19,113	2,779
ZAR	Buy	03/15/17	UBS	75,224	78,416	3,192
ZAR	Buy	03/15/17	CSFB	27,788	29,231	1,443
ZAR	Buy	03/15/17	HSBC	22,522	23,636	1,114
ZAR	Buy	03/15/17	BCLY	9,850	10,308	458
ZAR	Sell	03/15/17	CBK	138,442	141,591	(3,149)

Total						$(96,907)

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Canadian Imperial Bank of Commerce
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
S&P	Standard & Poors

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
ETF	Exchange Traded Fund
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIIE	Interbank Equilibrium Interest Rate

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$4,369,461	$—	$4,369,461	$—
Corporate Bonds	16,047,065	—	16,047,065	—
Foreign Government Obligations	4,151,149	—	4,151,149	—
Municipal Bonds	487,230	—	487,230	—
Senior Floating Rate Interests	15,380,611	—	15,380,611	—
Equity Linked Securities	6,177,325	—	—	6,177,325
U.S. Government Securities	1,015,496	—	1,015,496	—
Common Stocks
Automobiles & Components	676,904	276,464	400,440	—
Banks	762,011	252,729	509,282	—
Capital Goods	1,087,708	204,875	882,833	—
Commercial & Professional Services	674,304	51,741	622,563	—
Consumer Durables & Apparel	138,174	108,206	29,968	—
Consumer Services	195,574	195,574	—	—
Diversified Financials	556,488	443,206	113,282	—
Energy	1,303,022	1,223,432	79,590	—
Food & Staples Retailing	356,233	217,572	138,661	—
Food, Beverage & Tobacco	543,836	191,252	352,584	—
Health Care Equipment & Services	155,954	54,303	101,651	—
Household & Personal Products	97,579	—	97,579	—
Insurance	824,515	258,591	565,924	—
Materials	89,785	71,631	18,154	—
Media	194,436	—	194,436	—
Pharmaceuticals, Biotechnology & Life Sciences	831,039	644,760	186,279	—
Real Estate	1,484,817	560,819	923,998	—
Retailing	174,779	156,246	18,533	—
Semiconductors & Semiconductor Equipment	570,092	172,825	397,267	—
Software & Services	1,186,601	578,426	608,175	—
Technology Hardware & Equipment	1,675,598	321,352	1,354,246	—
Telecommunication Services	869,766	738,469	131,297	—
Transportation	494,649	150,941	343,708	—
Utilities	1,346,385	773,850	572,535	—
Convertible Bonds	2,961,911	—	2,961,911	—
Exchange Traded Funds	153,780	153,780	—	—
Short-Term Investments	1,456,326	1,240,667	215,659	—
Purchased Options	186,690	45,165	141,525	—
Foreign Currency Contracts(2)	117,574	—	117,574	—
Futures Contracts(2)	163,558	163,558	—	—
Swaps - Credit Default(2)	368,133	—	368,133	—
Swaps - Interest Rate(2)	65,629	—	65,629	—

Total	$69,392,187	$9,250,434	$53,964,428	$6,177,325

Liabilities
Foreign Currency Contracts(2)	$(214,481)	$—	$(214,481)	$—
Futures Contracts(2)	(290,154)	(290,154)	—	—
Swaps - Credit Default(2)	(449,093)	—	(449,093)	—
Swaps - Interest Rate(2)	(1,414)	—	(1,414)	—
Swaps - Total Return(2)	(28,856)	—	(28,856)	—
TBA Sale Commitments	(1,941,563)	—	(1,941,563)	—
Written Options	(62,928)	(19,125)	(43,803)	—

Total	$(2,988,489)	$(309,279)	$(2,679,210)	$—

(1) For the period ended January 31, 2017 investments valued at $129,610 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $606,176 were transferred from Level 2 to Level 1 due to the application of a fair valuation factor and there were no transfers in and out of Level 3.

Hartford Multi-Asset Income Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2017:

	Equity Linked Securities	Total
Beginning balance	$5,525,915	$5,525,915
Purchases	6,125,792	6,125,792
Sales	(5,408,412)	(5,408,412)
Accrued discounts/(premiums)	-	-
Total realized gain/(loss)	(224,952)	(224,952)
Net change in unrealized appreciation/depreciation	158,982	158,982
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Ending balance	$6,177,325	$6,177,325

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2017 was $51,534.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Municipal Income Fund
Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 95.7%
	Alabama - 0.8%
$ 145,000	Alabama 21st Century Auth Rev 5.00%, 06/01/2021	$163,780

	Alaska - 0.6%
100,000	CIVICVentures, AK, Rev 5.00%, 09/01/2023	114,163

	Arizona - 1.1%
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	225,340

	California - 7.5%
250,000	Abag Finance Authority for Nonprofit Corps., CA, Rev 6.00%, 08/01/2030	290,442
170,000	Alameda Corridor, CA, Transportation Auth Rev 0.00%, 10/01/2018(1)	163,180
160,000	California County, CA, Tobacco Securitization Agency 5.00%, 06/01/2020	175,862
250,000	California Health Facilities Financing Auth Rev 5.88%, 07/01/2025	277,627
45,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032	51,287
90,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	94,503
	Orange County Community, CA, Facs Dist Special Tax
100,000	5.00%, 08/15/2023	112,289
150,000	5.00%, 08/15/2033	160,685
10,000	Palomar Health, CA, Rev 3.00%, 11/01/2017	10,065
255,000	San Joaquin Hills, CA, Transportation Corridor Agency 0.01%, 01/15/2025(1)	186,849

		1,522,789

	Colorado - 2.0%
110,000	Colorado Health Facilities Auth Rev 2.00%, 09/01/2018	110,837
150,000	Denver Convention Center Hotel, CO, Auth Rev 5.00%, 12/01/2040	162,464
25,000	E-470 Public Highway, CO, Auth Rev 5.00%, 09/01/2019	26,751
100,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2023	111,868

		411,920

	Connecticut - 2.2%
50,000	City of Hartford, CT, GO 5.00%, 07/01/2027	54,434
100,000	Connecticut State Health & Educational Fac Auth 3.25%, 09/01/2021(2)	98,824
250,000	Town of Hamden, CT, GO 5.00%, 08/15/2025	289,842

		443,100

	District of Columbia - 1.8%
300,000	Dist of Columbia, GO 5.00%, 06/01/2025	360,558

	Florida - 3.6%
200,000	City of Port State Lucie, FL 4.00%, 07/01/2027	209,262
	County of Lee, FL, Airport Rev
125,000	5.00%, 10/01/2032	140,589
100,000	5.00%, 10/01/2033	111,912
	County of Miami-Dade, FL, Aviation Rev
15,000	5.00%, 10/01/2029	16,656
15,000	5.00%, 10/01/2031	16,480

Hartford Municipal Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 20,000	5.00%, 10/01/2032	$21,895
20,000	5.00%, 10/01/2033	21,802
65,000	County of Miami-Dade, FL, Seaport Department Rev 5.00%, 10/01/2023	73,380
100,000	Orange County, FL, Health Facilities Auth 5.00%, 08/01/2031	109,137

		721,113

	Georgia - 0.6%
70,000	Burke County, GA, Development Auth Rev 2.35%, 10/01/2032(3)	70,154
45,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	46,699

		116,853

	Idaho - 1.3%
250,000	Idaho Housing & Finance Association Rev 5.00%, 07/15/2017	254,477

	Illinois - 21.2%
100,000	Chicago, IL, Board of Education 5.75%, 04/01/2035	98,333
250,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2041	264,182
100,000	Chicago, IL, O’Hare International Airport Rev 5.00%, 01/01/2029	113,012
250,000	Chicago, IL, Park Dist, GO 5.00%, 01/01/2020	262,832
	Chicago, IL, Transit Auth Rev
75,000	5.00%, 06/01/2020	82,156
160,000	5.25%, 12/01/2024	177,046
250,000	City of Chicago, IL, GO 5.00%, 01/01/2026	246,107
105,000	City of Chicago, IL, Waterworks Rev 5.00%, 11/01/2018	110,167
	Cook County, IL, Community High School Dist No 212 Leyden
105,000	5.00%, 12/01/2027	117,760
170,000	5.00%, 12/01/2030	188,178
105,000	County of Cook, IL, GO 5.00%, 11/15/2028	111,027
	Illinois Finance Auth Rev
90,000	4.50%, 05/15/2020	93,982
125,000	5.00%, 08/15/2017	127,133
15,000	5.00%, 07/01/2018	15,819
150,000	5.00%, 11/15/2030	165,596
150,000	5.00%, 02/15/2033	154,412
245,000	5.00%, 08/15/2035	260,195
150,000	5.00%, 10/01/2041	163,421
150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	160,188
100,000	Kane McHenry Cook & DeKalb Counties, IL, USD GO 5.00%, 01/01/2023	113,892
150,000	Kendall Kane & Will County, IL, USD GO 5.00%, 02/01/2024	173,096
125,000	Metropolitan Pier & Exposition Auth, IL 0.00%, 06/15/2020(1)	112,926
	Regional Transportation, IL, Auth Rev
80,000	5.00%, 06/01/2026	91,299
125,000	6.25%, 07/01/2022	150,761
	State of Illinois, GO
100,000	5.00%, 07/01/2017	101,290
250,000	5.00%, 05/01/2029	254,235
250,000	State of Illinois, Sales Tax Rev 5.00%, 06/15/2025	283,577
90,000	University of Illinois, IL, Auxiliary Facs, Rev 5.00%, 04/01/2024	101,456

		4,294,078

Hartford Municipal Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Indiana - 0.4%
$ 85,000	Indianapolis, IN, Airport Auth Rev 4.75%, 01/01/2030	$90,409

	Louisiana - 2.3%
	Louisiana Public Facilities Auth Rev
100,000	5.00%, 05/15/2047	105,305
40,000	6.38%, 05/15/2031	47,802
	Louisiana State Local Gov’t Environmental Facs & Community DA Rev
100,000	5.75%, 11/15/2030	101,505
100,000	6.00%, 11/15/2030	103,577
100,000	Louisiana State Public Facilities Auth Rev 5.00%, 05/15/2035	107,937

		466,126

	Massachusetts - 2.0%
100,000	Commonwealth of Massachusetts, GO 4.00%, 09/01/2034	103,460
100,000	Massachusetts Health & Educational Facilities Auth 5.00%, 07/01/2039	106,879
200,000	Massachusetts State, PA 4.00%, 07/01/2046	199,308

		409,647

	Michigan - 3.1%
150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	161,662
	Michigan Finance Auth
150,000	5.00%, 04/01/2019	159,995
100,000	5.00%, 07/01/2035	107,227
100,000	5.00%, 05/15/2038	108,085
50,000	State of Michigan 5.00%, 03/15/2027	59,534
35,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	39,352

		635,855

	Minnesota - 1.4%
100,000	City of Rochester, MN, Healthcare & Housing Rev Fac 4.00%, 12/01/2019	102,990
20,000	Duluth, MN, Independent School District No. 709 4.00%, 02/01/2027	21,616
100,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2031	112,201
50,000	Saint Paul, MN, Housing & Redev Auth Healthcare Rev 5.25%, 11/15/2028	54,590

		291,397

	Montana - 0.8%
150,000	Montana Facilities Finance Auth 5.00%, 02/15/2033	164,898

	Nebraska - 0.6%
100,000	Central Plains, NE, Energy Proj Gas Rev 5.25%, 12/01/2021	114,585

	Nevada - 1.7%
95,000	Clark County, NV 2.25%, 12/01/2019	95,362
250,000	Clark County, NV, School Dist, GO 5.00%, 06/15/2022	258,715

		354,077

	New Jersey - 3.7%
205,000	City of Bayonne, NJ, GO 5.00%, 07/01/2034	225,326
285,000	New Jersey Educational Facilities Auth Rev 5.00%, 09/01/2019	299,974
	New Jersey Health Care Facilities Financing Auth Rev
150,000	5.00%, 07/01/2022	172,054
50,000	5.25%, 07/01/2026	57,696

		755,050

Hartford Municipal Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	New York - 7.2%
$ 250,000	City of New York NY, GO 5.00%, 12/01/2035	$286,090
100,000	Liberty Corp., NY, Development Goldman Sachs Headquarters 5.25%, 10/01/2035	118,953
40,000	Long Island, NY, Power Auth 1.42%, 05/01/2033(3)	40,054
	Metropolitan Transportation Auth, NY, Rev
100,000	5.25%, 11/15/2036	117,466
70,000	5.25%, 11/15/2040	78,194
130,000	New York City Transitional Finance Authority Future Tax Secured Rev 5.00%, 11/01/2038	147,803
100,000	New York City Water & Sewer System 5.00%, 06/15/2043	111,286
	New York State Dormitory Auth Rev
150,000	5.00%, 03/15/2031	173,860
100,000	5.00%, 05/01/2043	109,531
75,000	New York Transportation Development Corp. Rev 5.00%, 08/01/2018	77,913
80,000	Town of Oyster Bay, NY, GO 3.00%, 08/15/2020	77,055
100,000	TSASC, Inc., NY 5.00%, 06/01/2023	114,167

		1,452,372

	North Carolina - 0.1%
25,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027(4)	28,800

	Ohio - 3.9%
200,000	American Municipal Power, Inc., OH 4.00%, 02/15/2036	201,508
	Buckeye, OH, Tobacco Settlement FA
250,000	6.00%, 06/01/2042	228,775
150,000	6.50%, 06/01/2047	147,064
	City of Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	67,660
55,000	5.00%, 01/01/2023	62,803
70,000	County of Montgomery, OH 5.00%, 05/01/2039	72,229
25,000	Ohio Air Quality Dev Auth Rev 3.13%, 07/01/2033(3)	11,051

		791,090

	Pennsylvania - 4.9%
50,000	Beaver County, PA, Industrial Dev Auth Rev 2.70%, 04/01/2035(3)	22,042
50,000	Beaver County, PA, Industrial Dev Auth Rev 2.50%, 12/01/2041(3)	29,004
100,000	Montgomery County, PA, Industrial Development Auth Rev 5.00%, 12/01/2025	109,237
150,000	Pennsylvania Higher Educational Facilities Auth Rev 5.00%, 05/01/2025	174,738
	Pennsylvania Turnpike Commission Rev
250,000	1.64%, 12/01/2021(3)	250,905
150,000	5.00%, 12/01/2025	175,135
90,000	5.00%, 12/01/2031	101,578
115,000	School District of Philadelphia, PA 5.00%, 09/01/2019	122,339

		984,978

	Puerto Rico - 0.6%
200,000	Commonwealth of Puerto Rico, GO 6.00%, 07/01/2039	132,500

Hartford Municipal Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Rhode Island - 0.8%
$ 160,000	Rhode Island Housing & Mortgage Finance Corp., RI, Rev 4.00%, 10/01/2032	$164,621

	Tennessee - 2.1%
150,000	Shelby County, TN, Health Educational & Housing Facs Board Rev 5.00%, 09/01/2025	157,901
250,000	Tennessee Housing Dev Agency Rev 3.50%, 01/01/2047	261,997

		419,898

	Texas - 12.9%
150,000	Arlington, TX, Higher Education Finance Corp. Rev 4.00%, 08/15/2030	157,649
250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	265,618
200,000	City of Austin, TX, Airport System Rev 5.00%, 11/15/2031	223,016
250,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%, 02/01/2032	291,717
250,000	Dallas/Fort Worth, TX, International Airport Rev 5.00%, 11/01/2043	263,760
150,000	El Paso, TX, Independent School Dist 5.00%, 08/15/2027(4)	179,802
100,000	Harris County, TX, Houston Sports Auth Rev 5.00%, 11/15/2020	111,146
75,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2023	82,345
150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040	164,130
100,000	New Hope, TX, Cultural Education Facilities Finance Corp. 5.00%, 11/01/2031	104,063
185,000	North Texas Tollway Auth Rev 6.25%, 01/01/2039	202,219
180,000	Northside Independent School Dist, TX 1.65%, 08/01/2045(3)	181,089
100,000	Tarrant County, TX, Cultural Education Facs Financing Corp. 4.50%, 11/15/2021	100,177
250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025	284,112

		2,610,843

	Virginia - 1.2%
150,000	Chesapeake Bay, VA, Bridge & Tunnel Dist 5.00%, 07/01/2046	161,541
90,000	Wise County, VA, Industrial Development Auth Rev 1.88%, 11/01/2040(3)	89,466

		251,007

	Washington - 3.3%
300,000	State of Washington, GO 5.00%, 08/01/2032	348,447
95,000	Tobacco Settlement Auth Rev, WA 5.00%, 06/01/2017	96,175
115,000	Washington State Health Care Fac Auth Rev 5.00%, 01/01/2026	133,094
100,000	Washington State Housing Finance Commission Rev 7.00%, 07/01/2050(2)	97,722

		675,438

	Total Municipal Bonds (cost $19,693,022)	19,421,762

	Total Long-Term Investments (cost $19,693,022)	19,421,762

Short-Term Investments - 4.6%
	Other Investment Pools & Funds - 4.6%
934,408	Morgan Stanley Institutional Liquidity Funds, Institutional Class	934,408

Hartford Municipal Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Short-Term Investments (cost $934,408)		934,408

Total Investments (cost $20,627,430)^	100.3%	$20,356,170
Other Assets and Liabilities	(0.3)%	(65,558)

Total Net Assets	100.0%	$20,290,612

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$173,321
Unrealized Depreciation	(444,581)

Net Unrealized Depreciation	$(271,260)

(1)	Security is a zero-coupon bond.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $196,546, which represents 1.0% of total net assets.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $210,693 at January 31, 2017.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
PA	Port Authority
Rev	Revenue
USD	United School District

Hartford Municipal Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$19,421,762	$—	$19,421,762	$—
Short-Term Investments	934,408	934,408	—	—

Total	$20,356,170	$934,408	$19,421,762	$—

(1)	For the period ended January 31, 2017, there were no transfers between any levels.

The Hartford Municipal Opportunities Fund

  Schedule of Investments

  January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 95.2%
	Alabama - 0.8%
$ 1,615,000	Alabama Federal Aid Highway Finance Auth 5.00%, 09/01/2026	$1,831,151
2,000,000	Jefferson County, AL, Sewer Rev 5.00%, 10/01/2017	2,038,220
1,540,000	Mobile, AL, Industrial Development Board Pollution 1.65%, 06/01/2034(1)	1,541,109

		5,410,480

	Alaska - 0.4%
2,000,000	CIVICVentures, AK, Rev 5.00%, 09/01/2025	2,307,040

	Arizona - 1.7%
	Arizona State Health Fac Auth
2,000,000	5.00%, 12/01/2029	2,262,240
2,000,000	5.00%, 12/01/2030	2,248,920
265,000	Estrella Mountain Ranch, AZ, Community Fac Dist GO 6.20%, 07/15/2032	267,019
380,000	Maricopa County, AZ, Industrial Dev Auth 5.25%, 07/01/2032	385,605
1,400,000	Pima County, AZ, IDA Education Rev, Legacy Traditional Charter School 8.50%, 07/01/2039	1,611,274
3,000,000	Salt River, AZ, Agricultural Improvement 5.00%, 12/01/2027	3,464,460
855,000	Salt Verde Financial Corp., AZ 5.25%, 12/01/2020	946,554

		11,186,072

	California - 9.9%
	Alameda Corridor, CA, Transportation Auth
600,000	5.00%, 10/01/2024	692,664
500,000	5.00%, 10/01/2025	579,890
	California County, CA, Tobacco Securitization
175,000	4.00%, 06/01/2017	176,502
800,000	4.00%, 06/01/2018	826,072
1,000,000	5.00%, 06/01/2022	1,137,320
	California State Communities DA Rev
955,000	1.45%, 04/01/2036(1)	806,068
1,000,000	5.63%, 10/01/2032	1,063,820
1,500,000	California State Health Facilities 6.00%, 07/01/2029	1,670,205
1,000,000	California State Public Works Board, Correctional Facilities Improvement 6.00%, 03/01/2035	1,124,550
2,000,000	California State Public Works Board, Lease Rev 5.25%, 10/01/2023	2,293,620
2,000,000	California State Public Works Board, State University Trustees 6.25%, 04/01/2034	2,218,880
2,500,000	California Statewide Communities Dev Auth Rev 5.25%, 12/01/2056(2)	2,566,600
780,000	City of Los Angeles, CA, Department of Airports 5.00%, 05/15/2030	889,941
910,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032	1,037,127
660,000	Foothill-Eastern, CA, Transportation Corridor Agency 5.00%, 01/15/2053(1)	669,266
5,000,000	Golden State , CA, Tobacco Securitization Corp. 5.75%, 06/01/2047	4,901,100
	Hemet, CA, Unif School Dist FA Special Tax
1,440,000	5.00%, 09/01/2030	1,574,899
535,000	5.00%, 09/01/2031	581,994
5,225,000	Long Beach, CA, FA Natural Gas 2.05%, 11/15/2027(1)	4,896,818

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 3,600,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	$3,780,108
1,000,000	Oakland, CA, Airport Rev 5.00%, 05/01/2026	1,102,590
	Orange County, CA, Community Fac Dist
1,000,000	5.00%, 08/15/2034	1,067,210
1,000,000	5.00%, 08/15/2036	1,061,250
2,500,000	5.00%, 08/15/2041	2,639,050
480,000	Palomar Health, CA, Rev 3.00%, 11/01/2017	483,130
500,000	Port of Oakland, CA 5.00%, 05/01/2023	563,950
1,000,000	Rancho Cucamonga, CA, Redev Agency Tax 5.00%, 09/01/2029	1,152,200
1,150,000	San Bernardino, CA, USD GO 5.00%, 08/01/2021	1,306,067
1,000,000	San Buenaventura, CA, Community Memorial Health System 7.50%, 12/01/2041	1,153,620
3,000,000	San Diego, CA, Redev Agency Tax Allocation 7.00%, 11/01/2039	3,326,250
	San Diego, CA, Unified School District
805,000	4.00%, 07/01/2034	832,901
865,000	4.00%, 07/01/2035	888,631
875,000	San Joaquin Hills, CA, Transportation Auth 5.00%, 01/15/2029	968,581
	San Jose, CA, Redev Agency
2,575,000	5.00%, 08/01/2022	2,618,466
500,000	6.50%, 08/01/2023	535,190
	San Mateo, CA, Joint Powers Financing Auth
1,250,000	5.00%, 06/15/2029	1,467,288
1,250,000	5.00%, 06/15/2030	1,459,025
1,335,000	Santa Cruz County, CA, Redev Agency 6.63%, 09/01/2029	1,514,985
	Santa Margarita, CA, Water Dist Special Tax
500,000	4.25%, 09/01/2021	536,500
500,000	5.00%, 09/01/2022	553,705
500,000	5.00%, 09/01/2023	558,650
1,095,000	5.00%, 09/01/2028	1,217,322
1,500,000	Stockton, CA, Redev. Agcy. Successor Agcy. 5.00%, 09/01/2029	1,713,195
	Tustin, CA, Community Facilities District
775,000	5.00%, 09/01/2020	853,469
600,000	5.00%, 09/01/2021	670,830

		63,731,499

	Colorado - 1.2%
1,330,000	Colorado Health Fac Auth 1.78%, 10/01/2039(1)	1,324,281
3,610,000	Denver, CO, Convention Center Hotel Auth. 5.00%, 12/01/2027	4,046,521
2,000,000	Park Creek, CO, Metropolitan District 5.00%, 12/01/2029	2,210,040

		7,580,842

	Connecticut - 2.1%
5,000,000	City of Bridgeport, CT, GO 5.00%, 08/15/2025	5,707,450
475,000	City of New Britain, CT, GO 5.00%, 03/01/2017	476,449
2,600,000	City of New Haven, CT, GO 5.00%, 08/01/2024	2,902,328
	Connecticut Housing FA
820,000	4.00%, 11/15/2044	867,117
1,950,000	4.00%, 11/15/2045	2,058,205
700,000	Connecticut State Health & Educational Fac Auth 2.88%, 09/01/2020(2)	690,025

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,000,000	Town of Hamden, CT 4.00%, 08/15/2018	$1,037,130

		13,738,704

	District of Columbia - 0.3%
1,450,000	Metropolitan Washington, DC, Airport Auth System Rev 5.00%, 10/01/2022	1,659,975

	Florida - 5.2%
2,000,000	Broward County, FL, School Board 5.00%, 07/01/2027	2,316,300
	City of Port State Lucie, FL
2,410,000	4.00%, 07/01/2028	2,501,941
2,415,000	4.00%, 07/01/2029	2,489,527
	Collier County, FL, Industrial Development Auth
200,000	6.25%, 05/15/2035(2)	192,400
500,000	6.50%, 05/15/2020(2)	500,945
500,000	7.00%, 05/15/2024(2)	545,575
1,965,000	Florida Village Community Development Dist 8 6.38%, 05/01/2038	2,047,019
1,040,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2024	1,168,794
2,000,000	Jacksonville, FL, Econ Development Commission 6.25%, 09/01/2027(2)	2,034,240
1,750,000	Lakeland, FL, Retirement Community Rev 6.38%, 01/01/2043	1,822,065
500,000	Magnolia Creek, FL, Community Development Dist Capital Improvement 5.90%, 05/01/2039*	105,000
1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%, 02/01/2026	1,160,210
3,000,000	Miami-Dade County, FL 5.00%, 07/01/2032	3,455,070
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,122,750
2,500,000	5.00%, 10/01/2026	2,780,475
200,000	5.00%, 10/01/2035	218,188
2,000,000	Miami-Dade County, FL, School Board 5.00%, 08/01/2027	2,331,940
	Orange County, FL, Health Facs. Auth.
1,190,000	5.00%, 08/01/2024	1,347,818
1,280,000	5.00%, 08/01/2025	1,448,627
1,350,000	5.00%, 08/01/2026	1,514,227
1,000,000	Palm Beach County, FL, Health System 6.75%, 06/01/2024	1,125,800
715,000	River Bend Community Development Dist, FL, Capital Improvement Rev 7.13%, 11/01/2015*	92,235
375,000	Village, FL, Community Development Dist No. 11 3.25%, 05/01/2019	374,584
775,000	Volusia County, FL, School Board 5.00%, 08/01/2025	899,202

		33,594,932

	Georgia - 0.9%
2,860,000	Burke County, GA, Development Auth Rev 2.35%, 10/01/2032(1)	2,866,263
1,500,000	Dekalb Newton and Gwinnett Counties, GA, Joint DA 6.00%, 07/01/2034	1,651,710
1,500,000	Marietta, GA, DA Life University, Inc. Proj 7.00%, 06/15/2030	1,566,915

		6,084,888

	Hawaii - 0.2%
1,000,000	Hawaii State Dept of Transportation 5.00%, 08/01/2022	1,131,990

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Idaho - 0.2%
$ 1,000,000	Idaho State Health Facilities Auth Rev 5.00%, 03/01/2032	$1,088,060

	Illinois - 14.9%
745,000	Aurora, IL, Tax Increment Rev 6.75%, 12/30/2027	775,701
	Chicago, IL, Board of Education
1,510,000	5.00%, 12/01/2042	1,176,667
1,255,000	6.00%, 01/01/2020	1,327,238
565,000	6.00%, 04/01/2046	562,633
	Chicago, IL, Midway International Airport
500,000	5.00%, 01/01/2021	550,800
1,420,000	5.00%, 01/01/2031	1,543,270
	Chicago, IL, O’Hare International Airport
650,000	5.00%, 01/01/2029	736,301
2,545,000	5.00%, 01/01/2030	2,853,429
500,000	Chicago, IL, Park Dist 5.25%, 01/01/2037	526,285
	Chicago, IL, Park Dist, GO
65,000	5.00%, 01/01/2019	68,374
275,000	5.00%, 01/01/2020	289,116
700,000	5.00%, 01/01/2025	778,008
2,750,000	5.00%, 01/01/2026	3,034,927
100,000	5.00%, 01/01/2036	104,733
	Chicago, IL, Transit Auth
3,000,000	5.00%, 06/01/2020	3,256,980
800,000	5.25%, 12/01/2027	876,160
5,000,000	5.25%, 12/01/2028	5,459,600
	City of Chicago, IL, GO
1,700,000	4.00%, 01/01/2018	1,698,895
980,000	5.00%, 01/01/2021	992,799
700,000	5.00%, 12/01/2023	697,550
2,000,000	5.00%, 01/01/2024	1,981,500
	City of Chicago, IL, Wastewater Transmission Rev
715,000	5.00%, 01/01/2028	781,817
1,785,000	5.00%, 01/01/2029	1,939,010
	City of Chicago, IL, Waterworks Rev
615,000	5.00%, 11/01/2017	616,870
135,000	5.00%, 11/01/2023	148,919
1,000,000	5.00%, 11/01/2027	1,111,540
1,020,000	5.00%, 11/01/2028	1,120,052
3,465,000	Cook County, IL, Community Consolidated School Dist 5.00%, 12/01/2024	4,018,499
	Cook County, IL, Community High School Dist No. 212 Leyden
1,775,000	5.00%, 12/01/2026	1,997,230
1,000,000	5.00%, 12/01/2034	1,091,860
3,415,000	Cook County, IL, GO 5.00%, 11/15/2027	3,809,125
1,400,000	Illinois FA Rev, Art Institute of Chicago 6.00%, 03/01/2038	1,536,262
700,000	Illinois FA Rev, Depaul University Rev 5.00%, 10/01/2028	815,360
3,000,000	Illinois FA Rev, Silver Cross Hospital and Medicine 5.50%, 08/15/2030	3,114,300
	Illinois Finance Auth
1,000,000	5.00%, 11/15/2023	1,160,470
1,240,000	7.75%, 08/15/2034	1,437,991
4,000,000	Illinois Metropolitan Pier & Exposition Auth 0.00%, 12/15/2024(3)	2,924,680
	Illinois State FA Rev
4,000,000	5.00%, 02/15/2027	4,280,040
665,000	5.00%, 11/15/2028	740,364
1,650,000	5.00%, 11/15/2031	1,811,617
1,500,000	5.00%, 11/15/2033	1,633,485
1,510,000	5.00%, 11/15/2034	1,635,949
	Illinois State GO

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,500,000	5.00%, 01/01/2022	$1,555,815
1,500,000	5.00%, 08/01/2025	1,545,720
1,500,000	5.25%, 01/01/2021	1,592,310
1,455,000	6.50%, 06/15/2022	1,633,063
1,000,000	Illinois State Toll Highway Auth 5.00%, 12/01/2031	1,129,470
	Kane Cook & DuPage Counties, IL, GO
2,800,000	5.00%, 01/01/2031	3,037,860
1,700,000	5.00%, 01/01/2034	1,820,785
1,700,000	5.00%, 01/01/2035	1,815,464
1,250,000	Kane McHenry Cook & DeKalb Counties, IL, USD 5.00%, 01/01/2027	1,425,812
1,665,000	Kendall Kane & Will County, IL, Community Unit School District 5.00%, 02/01/2034	1,840,058
	Metropolitan Pier & Exposition Auth, IL
1,120,000	0.00%, 06/15/2020(3)	1,011,819
2,000,000	0.00%, 06/15/2027(3)	1,282,820
1,650,000	5.00%, 12/15/2020	1,762,101
	Metropolitan Water Reclamation District of Greater Chicago, IL
3,500,000	5.00%, 12/01/2027	4,117,925
2,530,000	5.00%, 12/01/2031	2,790,438
985,000	State of Illinois 5.00%, 02/01/2026	1,017,259

		96,395,125

	Indiana - 1.4%
2,000,000	City of Whiting, IN 5.00%, 03/01/2046(1)	2,243,100
1,000,000	Indiana State FA Hospital Rev 5.00%, 12/01/2029	1,140,070
1,625,000	Indiana State Financing Auth Rev 5.00%, 03/01/2023	1,761,988
1,000,000	Indianapolis, IN, Airport Auth Rev 5.00%, 01/01/2029	1,110,130
1,000,000	Indianapolis, IN, Local Public Improvement Bond Bank 5.00%, 01/01/2031	1,127,050
775,000	Richmond, IN, Hospital Auth Rev 5.00%, 01/01/2035	828,715
1,000,000	Whiting, IN, Environmental Facilities Rev 1.85%, 06/01/2044(1)	994,580

		9,205,633

	Kansas - 0.4%
	Wyandotte County-Kansas City, KS
1,000,000	5.00%, 09/01/2025	1,158,130
1,390,000	5.00%, 09/01/2028	1,596,582

		2,754,712

	Kentucky - 0.6%
350,000	Kentucky Public Transportation Inf Auth 5.00%, 07/01/2017	354,778
1,710,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Pollution Control Rev 1.65%, 10/01/2033(1)	1,711,744
1,515,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	1,683,604

		3,750,126

	Louisiana - 2.4%
2,000,000	City of Shreevport, LA, Water & Sewer Revenue 5.00%, 12/01/2027	2,324,960
2,500,000	Louisana State, Tobacco Settlement Financing Corp. 5.00%, 05/15/2026	2,525,425
	Louisiana State Local Gov’t Environmental Facs & Community DA Rev
975,000	5.75%, 11/15/2030	989,674
1,750,000	6.00%, 11/15/2035	1,778,455

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	New Orleans, LA, Aviation Board
$ 750,000	5.00%, 01/01/2034	$811,507
2,500,000	6.00%, 01/01/2023	2,709,150
4,000,000	State of Louisiana 5.00%, 12/01/2031	4,569,280

		15,708,451

	Maryland - 0.1%
480,000	Maryland Economic Dev. Corp. 4.00%, 06/01/2020	514,272
	Massachusetts - 2.3%
6,915,000	Commonwealth of Massachusetts 1.05%, 11/01/2020(1)	6,879,526
	Massachusetts Dev. Finance Agcy.
165,000	4.00%, 07/15/2036	176,245
1,000,000	5.00%, 07/01/2029	1,084,280
2,000,000	5.00%, 07/01/2030	2,150,620
	Massachusetts State Development Fin Agency Rev
1,200,000	5.00%, 01/01/2019	1,273,200
1,200,000	8.00%, 04/15/2031	1,407,336
	Massachusetts State PA
455,000	4.00%, 07/01/2022	499,972
385,000	5.00%, 07/01/2021	434,919
650,000	5.00%, 07/01/2023	749,886

		14,655,984

	Michigan - 4.2%
250,000	City of Detriot, MI, Distributable State Aid GO 4.25%, 11/01/2021	258,170
4,000,000	Great Lakes, MI, Water Auth. Water Supply System Rev. 5.00%, 07/01/2029	4,491,080
4,000,000	Kent, MI, Hospital FA 6.00%, 07/01/2035	4,012,120
	Michigan Finance Auth
1,000,000	5.00%, 07/01/2018	1,041,660
2,165,000	5.00%, 04/01/2020	2,358,075
665,000	5.00%, 07/01/2027	738,137
665,000	5.00%, 07/01/2028	735,078
650,000	5.00%, 07/01/2029	721,656
2,700,000	5.00%, 10/01/2030	3,023,892
2,555,000	5.00%, 06/01/2033	2,811,113
1,000,000	5.00%, 06/01/2034	1,095,490
735,000	Michigan State Building Auth 5.00%, 04/15/2027	862,625
2,000,000	Royal Oak, MI, Hospital FA 8.25%, 09/01/2039	2,222,040
2,190,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	2,448,189

		26,819,325

	Minnesota - 0.6%
	City of Rochester, MN, Healthcare & Housing Rev Fac
250,000	2.00%, 12/01/2018	247,028
250,000	4.00%, 12/01/2019	257,475
940,000	Duluth, MN, Independent School District No. 709 4.00%, 02/01/2027	1,015,933
	Sartell, MN, Independent School District No. 748
1,410,000	0.00%, 02/01/2029(3)	925,087
1,850,000	0.00%, 02/01/2030(3)	1,160,246

		3,605,769

	Mississippi - 0.3%
1,850,000	State of Mississippi 5.00%, 10/15/2029	2,093,552

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Missouri - 0.6%
$ 3,500,000	Kirkwood, MO, Industrial DA Retirement Community 8.25%, 05/15/2045	$3,788,365

	Montana - 0.4%
2,500,000	Montana Fac. Finance Auth. 5.00%, 02/15/2028	2,830,800

	Nevada - 0.8%
	Clark County, NV
1,020,000	2.25%, 12/01/2019	1,023,886
980,000	2.50%, 12/01/2018	991,211
735,000	3.00%, 12/01/2017	743,055
	Las Vegas, NV, Spl Impt Dist
355,000	5.00%, 06/01/2027	365,732
675,000	5.00%, 06/01/2029	686,968
1,110,000	Nevada State Natural Resources GO 5.00%, 03/01/2026	1,296,891

		5,107,743

	New Jersey - 2.9%
100,000	New Jersey Economic Dev Auth 2.44%, 02/01/2018(1)	100,570
250,000	New Jersey Economic Dev. Auth. 4.00%, 07/15/2018	257,218
2,855,000	New Jersey Health Care Facilities FA, Hospital Asset Transformation 5.75%, 10/01/2031	3,054,993
550,000	New Jersey State Building Auth Rev 4.00%, 06/15/2018	564,294
960,000	New Jersey State Econ DA 4.88%, 09/15/2019	996,816
2,000,000	New Jersey State Educational FA Rev, University of Medicine & Dentistry 7.50%, 12/01/2032	2,278,900
	New Jersey State Transportation Trust Fund Auth
5,000,000	0.00%, 12/15/2032(3)	2,411,100
1,000,000	5.00%, 09/15/2017	1,021,080
	New Jersey Transportation Trust Fund Auth
3,000,000	5.00%, 06/15/2018	3,118,170
4,940,000	5.00%, 06/15/2021	5,099,364

		18,902,505

	New Mexico - 0.6%
3,000,000	Los Alamos County, NM, Tax Improvement Rev 5.88%, 06/01/2027	3,191,130
865,000	Montecito Estates, NM, Public Improvement Dist 7.00%, 10/01/2037	899,271

		4,090,401

	New York - 8.4%
4,000,000	City of New York, NY 6.25%, 10/15/2028	4,344,399
1,460,000	Long Island, NY, Power Auth 1.42%, 05/01/2033(1)	1,461,956
940,000	New York City, NY, Housing Development Corp. 4.50%, 02/15/2048	982,413
1,000,000	New York City, NY, Transitional Fin Auth 5.00%, 07/15/2026	1,189,650
2,100,000	New York Metropolitan Transportation Auth Rev 5.00%, 11/15/2020	2,360,232
920,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	948,906
	New York State Dormitory Auth Rev
1,670,000	5.00%, 03/15/2022	1,894,598
2,000,000	5.00%, 12/15/2027	2,314,940
1,000,000	5.00%, 03/15/2030	1,154,990
6,305,000	5.00%, 03/15/2031	7,317,065

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 860,000	New York State Energy Research & Development Auth 2.38%, 07/01/2026(1)	$864,670
1,535,000	New York State Liberty Development Corp. Rev 5.15%, 11/15/2034(2)	1,642,435
	New York State Thruway Auth
1,000,000	4.00%, 01/01/2037	1,011,950
1,000,000	5.00%, 01/01/2019	1,070,000
1,000,000	New York State Urban Development Corp. Rev 5.00%, 03/15/2026	1,170,630
1,825,000	New York Transportation Development Corp. Rev 5.00%, 08/01/2018	1,895,883
1,145,000	Newburth, NY, GO 5.00%, 06/15/2019	1,221,520
2,750,000	PA of New York and New Jersey 5.00%, 10/15/2025	3,189,038
2,500,000	Sales Tax Asset Receivable Corp., NY 5.00%, 10/15/2029	2,950,550
245,000	Syracuse, NY, Industrial Dev. Agcy. 5.00%, 01/01/2029	273,714
	Town of Oyster Bay, NY, GO
100,000	2.25%, 03/01/2017	99,898
285,000	2.50%, 03/01/2018	281,515
125,000	2.50%, 03/01/2019	121,586
615,000	2.63%, 03/01/2020	589,527
450,000	3.00%, 08/15/2017	448,812
500,000	3.00%, 03/01/2018	508,310
100,000	3.00%, 08/15/2018	98,950
205,000	3.00%, 08/15/2019	200,347
175,000	3.00%, 08/15/2020	168,558
115,000	3.50%, 03/15/2017	115,025
50,000	3.75%, 12/01/2018	50,033
275,000	5.00%, 02/15/2018	279,455
95,000	5.00%, 03/15/2019	97,139
2,340,000	5.00%, 08/15/2024	2,638,303
	TSASC, Inc., NY
1,555,000	5.00%, 06/01/2026	1,788,592
2,500,000	5.00%, 06/01/2034	2,500,000
940,000	Ulster County, NY, Capital Resource Corp. Rev 0.00%, 09/15/2044(2)(3)	822,002
2,000,000	Ulster County, NY, IDA Kingston Regional Senior Living 6.00%, 09/15/2042	1,840,920
	Yonkers, NY, GO
885,000	3.00%, 08/15/2019	914,966
1,000,000	5.00%, 03/15/2021	1,127,680

		53,951,157

	North Carolina - 0.9%
1,325,000	North Carolina Eastern Municipal Power 4.00%, 01/01/2020	1,426,866
1,555,000	North Carolina Medical Care Commission Retirement FA Rev, First Mortgage Galloway Ridge 5.88%, 01/01/2031	1,635,176
1,175,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027(4)	1,353,600
1,000,000	North Carolina State Medical Care Commission, Galloway Ridge, Inc. 6.00%, 01/01/2039	1,053,280

		5,468,922

	Ohio - 3.4%
2,000,000	Allen County, OH, Hospital Fac Rev 5.00%, 05/01/2023	2,283,340
	Buckeye, OH, Tobacco Settlement FA
4,000,000	5.88%, 06/01/2047	3,655,520
6,680,000	6.00%, 06/01/2042	6,112,868
	City of Cleveland, OH, Airport System Rev
1,165,000	5.00%, 01/01/2022	1,313,724
1,060,000	5.00%, 01/01/2023	1,210,393

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 345,000	County of Hamilton, OH, Sales Tax Rev 5.00%, 12/01/2027	$418,695
1,750,000	County of Montgomery, OH 5.00%, 05/01/2039	1,805,720
2,000,000	Dayton, OH, City School Dist GO 5.00%, 11/01/2027	2,371,040
2,275,000	Lancaster, OH, Gas Rev 1.12%, 02/01/2019(1)	2,258,916
1,085,000	Ohio Air Quality Dev Auth Rev 3.13%, 07/01/2033(1)	479,602

		21,909,818

	Oregon - 0.3%
	Port of Portland, OR, Airport Rev
1,000,000	5.00%, 07/01/2031	1,108,850
750,000	5.00%, 07/01/2032	828,525

		1,937,375

	Other U.S. Territories - 0.1%
705,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026	726,249

	Pennsylvania - 5.7%
500,000	Allegheny County, PA, Hospital Development Auth 5.38%, 08/15/2029	541,090
955,000	Allegheny County, PA, Industrial DA Charter School 6.75%, 08/15/2035	1,016,120
945,000	Allegheny County, PA, Port Authority 5.00%, 03/01/2019	1,012,804
1,930,000	Beaver County, PA, Industrial Dev Auth Rev 2.70%, 04/01/2035(1)	850,821
	Beaver County, PA, GO
1,220,000	5.00%, 11/15/2020	1,340,524
1,285,000	5.00%, 11/15/2021	1,432,004
1,345,000	5.00%, 11/15/2022	1,517,241
1,900,000	Beaver County, PA, Industrial Dev Auth Rev 2.50%, 12/01/2041(1)	1,102,133
2,000,000	Commonwealth FA, PA 5.00%, 06/01/2026	2,288,000
1,165,000	Montgomery County, PA, Higher Education and Health 5.00%, 10/01/2023	1,304,683
2,410,000	Montgomery County, PA, Industrial Dev Auth 5.00%, 12/01/2046	2,465,767
2,250,000	Pennsylvania State IDA 5.00%, 07/01/2021	2,530,552
	Pennsylvania State Turnpike Commission Rev
575,000	1.54%, 12/01/2020(1)	576,104
2,000,000	1.56%, 12/01/2021(1)	2,000,660
300,000	5.00%, 12/01/2027	346,116
1,335,000	6.00%, 06/01/2028	1,422,256
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/01/2029	1,141,650
1,590,000	5.00%, 12/01/2030	1,806,653
2,000,000	5.00%, 12/01/2033	2,238,740
925,000	Pennsylvania Turnpike Commission Rev 1.64%, 12/01/2021(1)	928,348
	Philadelphia, PA, Municipal Auth
750,000	6.38%, 04/01/2029	821,378
800,000	6.50%, 04/01/2034	876,992
1,635,000	Philadelphia, PA, School Dist GO 5.00%, 09/01/2023	1,795,066
	Pittsburgh, PA, School Dist GO
1,575,000	5.00%, 09/01/2021	1,785,861
750,000	5.00%, 09/01/2023	844,448
	School Dist. of Philadelphia, PA
150,000	3.00%, 09/01/2019	152,123
1,560,000	5.00%, 09/01/2022	1,709,885

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,000,000	Susquehanna, PA, Regional Airport Auth System Rev 5.00%, 01/01/2019	$1,040,070

		36,888,089

	Puerto Rico - 0.9%
3,685,000	Commonwealth of Puerto Rico 5.75%, 07/01/2038*	2,399,856
5,545,000	Commonwealth of Puerto Rico, GO 6.00%, 07/01/2039*	3,673,563

		6,073,419

	Rhode Island - 1.2%
1,415,000	Cranston, RI, GO 5.00%, 07/01/2019	1,526,927
1,000,000	Rhode Island Commerce Corp. 5.00%, 06/15/2019	1,079,120
1,900,000	Rhode Island Health & Educational Bldg Corp. 5.00%, 05/15/2027	2,175,291
1,500,000	Rhode Island State & Providence Plantations 4.00%, 10/01/2018	1,567,590
1,655,000	Rhode Island State Health & Educational Bldg Corp. 4.00%, 05/15/2017	1,666,750

		8,015,678

	South Carolina - 0.2%
1,987,000	Lancaster County, SC, Sun City Assessment 7.70%, 11/01/2017*	417,270
1,000,000	South Carolina State Public Service Auth 5.00%, 12/01/2029	1,151,970

		1,569,240

	South Dakota - 0.8%
2,995,000	South Dakota Housing Dev Auth 3.50%, 11/01/2046	3,112,763
1,000,000	South Dakota State Education Enhancement 5.00%, 06/01/2026	1,095,130
1,000,000	South Dakota State Health & Educational FA 5.00%, 11/01/2029	1,118,190

		5,326,083

	Tennessee - 1.8%
	Shelby County,TN, Health Educational & Housing Facs. Board
1,000,000	4.00%, 09/01/2031	896,370
1,000,000	5.00%, 09/01/2037	984,800
4,975,000	Tennessee Housing Dev Agency Rev 3.50%, 01/01/2047	5,213,751
	Tennessee Housing Dev. Agcy.
2,595,000	3.50%, 07/01/2045	2,699,708
1,395,000	3.50%, 01/01/2047	1,459,435

		11,254,064

	Texas - 10.4%
1,000,000	Arlington, TX, Higher Education Fin 5.00%, 08/15/2027	1,149,940
1,500,000	Brazos Harbor, TX, Industrial Development Corp. 5.90%, 05/01/2038(1)	1,561,095
	City of Austin, TX, Airport System Rev.
1,125,000	5.00%, 11/15/2028(4)	1,296,956
560,000	5.00%, 11/15/2030(4)	635,510
500,000	Clifton, TX, Higher Education Finance Corp. 4.00%, 08/15/2031	522,590
5,000,000	Dallas County, TX, Utility & Reclamation Dist. 5.00%, 02/15/2027	5,841,950
1,500,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2028	1,765,455
1,250,000	Dallas, TX, Independent School Dist. 1.50%, 02/15/2034(1)	1,254,925

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,000,000	Denton, TX, Independent School Dist. 0.00%, 08/15/2020(3)	$946,240
	Harris County - Houston, TX
2,500,000	5.00%, 11/15/2030	2,807,750
250,000	5.00%, 11/15/2032	274,273
350,000	5.00%, 11/15/2034	379,278
2,165,000	Irving, TX, Independent School Dist. 5.00%, 02/15/2027	2,584,750
1,500,000	Kerrville Health Fac Dev Corp., TX 5.00%, 08/15/2035	1,572,135
	New Hope, TX, Cultural Education Facilities Finance Corp.
700,000	1.85%, 11/01/2020	670,474
1,000,000	3.25%, 11/15/2022	971,140
2,375,000	5.00%, 11/01/2031	2,471,496
1,000,000	5.00%, 11/01/2046	1,008,370
	North East Texas Regional Mobility Auth
1,090,000	5.00%, 01/01/2024	1,225,127
1,200,000	5.00%, 01/01/2025	1,357,044
1,870,000	5.00%, 01/01/2026	2,122,918
1,965,000	5.00%, 01/01/2027	2,216,166
	North Texas Tollway Auth Rev
5,000,000	0.00%, 01/01/2032(3)	2,782,250
230,000	6.10%, 01/01/2028	250,311
1,020,000	North Texas Tollway Auth, Rev 6.10%, 01/01/2028	1,113,932
2,000,000	Permanent Univ. Fund, TX 5.00%, 07/01/2027	2,385,480
1,985,000	San Antonio, TX, Airport System Rev 5.00%, 07/01/2023	2,217,602
	San Antonio, TX, Water Rev
2,200,000	5.00%, 05/15/2026	2,598,288
1,115,000	5.00%, 05/15/2031	1,295,452
1,000,000	Spring Branch, TX, Independent School Dist. 5.00%, 02/01/2026	1,180,140
	Tarrant County, TX, Cultural Education Facs
1,010,000	3.88%, 11/15/2020	1,010,697
2,000,000	5.00%, 10/01/2034	2,075,900
1,000,000	Tarrant County, TX, Cultural Education Facs Financing Corp. 4.50%, 11/15/2021	1,001,770
2,030,000	Texas Municipal Gas Acquisition & Supply Corp. 6.25%, 12/15/2026	2,393,796
1,500,000	Texas State Transportation Commission 1.01%, 04/01/2032(1)	1,499,985
1,250,000	Texas State Transportation Commission Turnpike System 5.00%, 08/15/2032	1,350,850
2,500,000	Texas State Transportation Commission, GO 1.04%, 10/01/2041(1)	2,498,675
2,000,000	Travis County, TX, Health Facs Development 7.13%, 11/01/2040	2,380,700
1,000,000	Univ. of Texas System 5.00%, 08/15/2026	1,212,780
3,500,000	Wylie, TX, ISD, GO 0.00%, 08/15/2018(3)	3,437,420

		67,321,610

	Utah - 0.5%
2,800,000	Utah Housing Corp. 4.00%, 01/01/2045	2,956,408

	Vermont - 0.6%
2,800,000	Vermont Housing Finance Agency 4.00%, 11/01/2046	2,937,480
900,000	Vermont State Econ DA Waste 4.75%, 04/01/2036(1)(2)	897,633

		3,835,113

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Virginia - 0.6%
$1,500,000	Chesapeake Bay, VA, Bridge & Tunnel Dist. 5.00%, 07/01/2051		$1,608,105
1,750,000	Washington County, VA, Industrial DA Hospital 7.75%, 07/01/2038		1,909,005

			3,517,110

	Washington - 2.0%
2,060,000	Chelan County, WA, Public Utility District No. 1 0.00%, 06/01/2028(3)		1,385,865
1,905,000	Grant County, WA, Utility Dist 2 5.00%, 01/01/2023		2,208,352
	Washington State Health Care Fac Auth Rev
1,295,000	5.00%, 01/01/2026		1,498,755
780,000	5.00%, 07/01/2028		846,823
2,000,000	5.00%, 03/01/2029		2,257,460
3,600,000	Washington State Health Care Fac Auth, VA Mason Medical 6.13%, 08/15/2037		3,668,868
1,150,000	Washington State Housing Finance Commission 7.00%, 07/01/2045(2)		1,140,099

			13,006,222

	West Virginia - 0.6%
	West Virginia Economic Development Auth
2,000,000	1.70%, 01/01/2041(1)		1,924,260
1,740,000	1.90%, 03/01/2040(1)		1,735,215

			3,659,475

	Wisconsin - 1.4%
1,790,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2025		2,007,127
1,500,000	Public Finance Auth, WI 5.00%, 09/01/2025(2)		1,572,420
1,700,000	Wisconsin Health and Educational Fac, Iowa Health System Obligated Group 5.00%, 12/01/2028		1,965,098
1,295,000	Wisconsin State 6.00%, 05/01/2036		1,431,610
2,000,000	Wisconsin State Health & Educational Fac Auth Rev 5.00%, 11/15/2027		2,295,180

			9,271,435

	Total Municipal Bonds (cost $614,668,200)		614,424,712

	Total Long-Term Investments (cost $614,668,200)		614,424,712

Short-Term Investments - 3.0%
	Other Investment Pools & Funds - 3.0%
19,627,942	Morgan Stanley Institutional Liquidity Funds, Institutional Class		19,627,942

	Total Short-Term Investments (cost $19,627,942)		19,627,942

	Total Investments (cost $634,296,142)^	98.2%	$634,052,654
	Other Assets and Liabilities	1.8%	11,473,970

	Total Net Assets	100.0%	$645,526,624

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$14,869,229
Unrealized Depreciation	(15,112,717)

Net Unrealized Depreciation	$(243,488)

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $12,604,374, which represents 2.0% of total net assets.
(3)	Security is a zero-coupon bond.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,392,306 at January 31, 2017.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
PA	Port Authority
Rev	Revenue
USD	United School District
VA	Veterans Administration

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$614,424,712	$—	$614,424,712	$—
Short-Term Investments	19,627,942	19,627,942	—	—

Total	$634,052,654	$19,627,942	$614,424,712	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

Hartford Municipal Short Duration Fund

  Schedule of Investments

  January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 91.6%
	Arizona - 1.5%
$ 250,000	Arizona State Health Fac Auth Hospital System Rev 5.00%, 02/01/2020	$272,760

	California - 11.6%
170,000	Alameda Cnty, CA, Corridor Transportation Auth Rev 0.00%, 10/01/2018(1)	163,180
250,000	Bay Area Toll Auth Bridge Rev, CA 1.88%, 04/01/2047(2)	252,395
	California County Tobacco Securitization Agency
100,000	4.00%, 06/01/2017	100,858
200,000	4.00%, 06/01/2018	206,518
195,000	5.00%, 06/01/2020	214,332
250,000	California State Health Facilities Financing Auth 5.88%, 07/01/2025	277,628
200,000	Jurupa Public Financing Auth, CA 4.00%, 09/01/2018	206,654
80,000	Long Beach Bond Finance Auth, CA 5.25%, 11/15/2018	85,082
250,000	Orange County, CA, Community Fac Dist. 4.00%, 08/15/2021	263,167
10,000	Palomar Health, CA, Rev 3.00%, 11/01/2017	10,065
100,000	Riverside County, CA, Infrastructure Financing Auth 4.00%, 11/01/2018	105,013
75,000	Roseville, CA, Natural Gas Financing Auth 5.00%, 02/15/2023	84,322
35,000	San Jose, CA, Redevelopment Agency 6.50%, 08/01/2018	36,478
100,000	Tustin, CA, Communities Fac Dist. 3.00%, 09/01/2019	102,499

		2,108,191

	Colorado - 4.2%
110,000	Colorado Health Fac Auth 2.00%, 09/01/2017	110,441
250,000	Denver, CO, City and County Special Fac Airport Rev 5.25%, 11/15/2018	267,117
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2022	169,779
50,000	E-470 Public Highway Auth, CO 0.00%, 09/01/2019(1)	46,732
150,000	Park Creek, CO, Metropolitan District 5.00%, 12/01/2021	165,584

		759,653

	Connecticut - 4.0%
150,000	City of Bridgeport, CT, GO 4.00%, 08/15/2021	160,917
25,000	City of New Britain, CT, GO 5.00%, 03/01/2017	25,076
150,000	City of New Haven, CT, GO 5.00%, 08/15/2021	164,828
100,000	Connecticut State Health & Educational Fac Auth 3.25%, 09/01/2021(3)	98,824
250,000	Town of Hamden, CT, GO 5.00%, 08/15/2019	269,015

		718,660

	District of Columbia - 0.6%
95,000	Metropolitan Washington, DC, Airports Auth 5.00%, 10/01/2039	104,640

	Florida - 3.5%
165,000	Broward County, FL, Airport System Rev 5.00%, 10/01/2020	182,510

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 200,000	City of Port, St. Lucie, FL 1.75%, 07/01/2022	$190,994
250,000	School District of Broward County, FL, GO 5.00%, 07/01/2017	254,277

		627,781

	Georgia - 0.4%
70,000	Burke County, GA, Development Auth 2.35%, 10/01/2032(2)	70,153

	Guam - 0.9%
150,000	Antonio B Won Pat International Airport Auth 5.00%, 10/01/2018	157,419

	Illinois - 17.7%
	Chicago, IL, Transit Auth
100,000	5.00%, 06/01/2019	106,552
100,000	5.00%, 06/01/2020	108,566
100,000	5.00%, 12/01/2022	110,246
95,000	City of Chicago, IL, GO 4.00%, 01/01/2020	93,816
250,000	City of Chicago, IL, O’Hare International Airport 5.25%, 01/01/2019	265,737
70,000	City of Chicago, IL, Park Dist. 3.00%, 01/01/2021	70,748
160,000	City of Chicago, IL, Wastewater Transmission Rev 0.00%, 01/01/2022(1)	136,968
	City of Chicago, IL, Waterworks Rev
100,000	5.00%, 11/01/2018	104,921
20,000	5.00%, 11/01/2020	21,753
	Cook County, IL, GO
90,000	5.00%, 11/15/2017	92,456
100,000	5.00%, 11/15/2019	107,854
	Illinois Finance Auth
90,000	4.50%, 05/15/2020	93,981
125,000	5.00%, 08/15/2017	127,133
100,000	5.00%, 11/15/2021	113,422
150,000	5.00%, 02/15/2022	161,807
130,000	7.75%, 08/15/2034	150,757
125,000	Illinois Housing Dev. Auth 3.05%, 08/01/2022	128,218
250,000	Illinois State Toll Highway Auth 5.00%, 12/01/2017	258,093
100,000	Kane McHenry Cook & DeKalb Counties, IL, Community School Dist 4.00%, 01/01/2020	106,387
	Metropolitan Pier & Exposition Auth, IL
50,000	0.00%, 12/15/2019(1)	46,287
50,000	0.00%, 06/15/2021(1)	43,193
50,000	Railsplitter Tobacco Settlement Auth, IL 5.25%, 06/01/2021	55,954
100,000	Southern Illinois Univ 4.00%, 04/01/2018	100,776
	State of Illinois, GO
180,000	4.00%, 06/15/2020	192,146
180,000	5.00%, 06/15/2017	182,727
100,000	5.00%, 02/01/2020	104,780
120,000	5.00%, 02/01/2022	126,271

		3,211,549

	Louisiana - 2.6%
	City of New Orleans, LA, Sewerage Service Rev
165,000	5.00%, 06/01/2018	173,075
110,000	5.00%, 06/01/2021	122,983
100,000	Louisiana State Public Facilities Auth Rev 3.00%, 05/15/2018	101,962

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 75,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2019	$79,941

		477,961

	Maryland - 0.1%
20,000	Maryland Economic Development Corp. 4.00%, 06/01/2020	21,428

	Massachusetts - 0.9%
150,000	Massachusetts Dev. Finance Agency 5.00%, 07/01/2022	167,417

	Michigan - 4.8%
	Michigan Finance Auth
150,000	5.00%, 04/01/2019	159,995
150,000	5.00%, 07/01/2019	161,347
150,000	5.00%, 11/15/2022	169,725
100,000	State of Michigan 5.00%, 03/15/2021	112,513
250,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2021	257,997

		861,577

	Minnesota - 0.8%
135,000	City of Rochester, MN, Healthcare & Housing Rev Fac 3.50%, 12/01/2018	136,982

	Nebraska - 1.3%
120,000	Central Plains Energy Project, NE 5.25%, 12/01/2021	137,502
100,000	County of Washington, NE 2.38%, 09/01/2030(2)	100,495

		237,997

	Nevada - 2.8%
90,000	Clark County, NV 2.25%, 12/01/2019	90,343
150,000	Clark County, NV, Department of Aviation 5.00%, 07/01/2017	152,316
250,000	Clark County, NV, School Dist. 5.00%, 06/15/2022	258,715

		501,374

	New Jersey - 1.6%
280,000	New Jersey Educational Fac Auth Rev 5.00%, 09/01/2019	294,711

	New York - 3.8%
250,000	New York State Dormitory Auth Rev 4.00%, 05/01/2019	263,795
	New York Transportation Development Corp.
80,000	5.00%, 08/01/2018	83,107
100,000	5.00%, 01/01/2019	106,412
	Oyster Bay, NY, Public Improvement, GO
70,000	2.25%, 03/01/2017	69,929
30,000	3.75%, 03/01/2017	30,002
25,000	5.00%, 02/15/2019	25,542
100,000	TSASC, Inc., NY 5.00%, 06/01/2020	109,711

		688,498

	North Dakota - 0.8%
145,000	North Dakota Housing Finance Agency 3.50%, 07/01/2046	150,630

	Ohio - 1.6%
135,000	American Municipal Power, Inc., OH 5.00%, 02/15/2017	135,185
	City of Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	67,659
60,000	5.00%, 01/01/2023	68,513

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 25,000	Ohio Air Quality Dev. Auth 3.13%, 07/01/2033(2)	$11,051

		282,408

	Pennsylvania - 7.5%
165,000	Allegheny County, PA, Hospital Development Auth 5.38%, 08/15/2029	178,560
125,000	Beaver County, PA, GO 4.00%, 11/15/2018	131,427
	Beaver County, PA, Industrial Dev. Auth.
50,000	2.50%, 12/01/2041(2)	29,004
50,000	2.70%, 04/01/2035(2)	22,042
250,000	Commonwealth of Pennsylvania, GO 5.00%, 08/15/2019	271,670
150,000	Montgomery County, PA, Industrial Dev. Auth 4.00%, 12/01/2020	156,486
250,000	Pennsylvania State Turnpike Commission Rev 1.64%, 12/01/2021(2)	250,905
150,000	Philadelphia, Auth. for Industrial Dev. 5.00%, 12/01/2022	169,086
	School District of Philadelphia
85,000	4.00%, 09/01/2022	86,962
65,000	5.00%, 09/01/2020	70,203

		1,366,345

	Rhode Island - 1.0%
65,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	66,877
100,000	Rhode Island State, Tobacco Settlement Financing Corp. 5.00%, 06/01/2020	108,131

		175,008

	South Dakota - 0.6%
100,000	South Dakota Health & Educational Fac Auth 5.00%, 11/01/2020	111,611

	Tennessee - 2.3%
150,000	Shelby County, TN, Health Educational & Housing Facs. Board 4.00%, 09/01/2022	152,171
250,000	Tennessee Housing Dev. Agency 3.50%, 01/01/2047	261,997

		414,168

	Texas - 12.8%
120,000	Arlington, TX, Higher Education Finance Corp. Education Rev, Harmony Public School 4.00%, 02/15/2018	123,515
210,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020	233,407
100,000	Kerrville, TX, Health Fac Dev. Corp. 5.00%, 08/15/2020	108,509
400,000	Leander, TX, Independent School Dist. 0.00%, 08/15/2017(1)	397,816
	Lower Colorado River, TX, Auth Rev
120,000	4.00%, 05/15/2020	129,054
100,000	5.00%, 05/15/2020	110,391
150,000	New Hope, TX, Cultural Education Facs. Finance Corp. 1.70%, 11/01/2019	145,861
265,000	North Texas Tollway Auth Rev 5.63%, 01/01/2033	275,947
400,000	Permanent Univ. Fund, TX 5.00%, 07/01/2018	422,184
200,000	Plano, TX, Independent School Dist. 5.00%, 02/15/2017	200,294
100,000	Tarrant County, TX, Cultural Education Fac 4.50%, 11/15/2021	100,177

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 75,000	Texas State Municipal Gas Acquisition & Supply Corp. 5.25%, 12/15/2017		$77,504

			2,324,659

	Virginia - 0.5%
90,000	Wise County, VA, Industrial Development Auth Rev 1.88%, 11/01/2040(2)		89,466

	Washington - 1.4%
55,000	State of Washington 5.00%, 08/01/2019		60,036
80,000	Washington Health Care Fac Auth 5.00%, 10/01/2039		85,612
100,000	Washington State Housing Finance Commission 4.38%, 01/01/2021(3)		100,174

			245,822

	Total Municipal Bonds (cost $16,735,551)		16,578,868

	Total Long-Term Investments (cost $16,735,551)		16,578,868

Short-Term Investments - 7.0%
	Other Investment Pools & Funds - 7.0%
1,263,329	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class		1,263,329

	Total Short-Term Investments (cost $1,263,329)		1,263,329

	Total Investments (cost $17,998,880)^	98.6%	$17,842,197
	Other Assets and Liabilities	1.4%	259,652

	Total Net Assets	100.0%	$18,101,849

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$41,584
Unrealized Depreciation	(198,267)

Net Unrealized Depreciation	$(156,683)

(1)	Security is a zero-coupon bond.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $198,998, which represents 1.1% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:
GO	General Obligation
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

Hartford Municipal Short Duration Fund

  Schedule of Investments – (continued)

  January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$16,578,868	$—	$16,578,868	$—
Short-Term Investments	1,263,329	1,263,329	—	—

Total	$17,842,197	$1,263,329	$16,578,868	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

The Hartford Quality Bond Fund

  Schedule of Investments

  January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 22.7%
	Asset-Backed - Automobile - 1.0%
$ 550,000	AmeriCredit Automobile Receivables Trust 3.41%, 10/08/2020(1)	$554,244
525,000	Santander Drive Auto Receivables Trust 2.74%, 01/15/2021	530,613

		1,084,857

	Asset-Backed - Credit Card - 0.5%
605,000	Cabela’s Credit Card Master Note Trust 2.71%, 02/17/2026(1)	605,837

	Asset-Backed - Finance & Insurance - 6.0%
500,000	Atrium IX 2.24%, 02/28/2024(1)(2)	500,678
	BlueMountain Ltd.
675,000	2.30%, 11/20/2028(1)(2)	678,535
605,000	3.52%, 04/13/2027(1)(2)	610,036
250,000	Carlyle Global Market Strategies Ltd. 2.32%, 04/17/2025(1)(2)	249,874
410,000	Cent CLO Ltd. 2.16%, 07/23/2025(1)(2)	409,020
125,000	HSI Asset Securitization Corp. Trust 1.04%, 02/25/2036(2)	111,889
761,308	LCM XVII L.P. 2.23%, 10/15/2026(1)(2)	761,624
250,000	Madison Park Funding Ltd. 2.34%, 10/23/2025(1)(2)	250,593
445,000	Magnetite CLO Ltd. 2.32%, 04/15/2026(1)(2)	444,775
	Nationstar HECM Loan Trust
170,382	2.24%, 06/25/2026(1)	171,288
148,983	2.98%, 02/25/2026(1)	149,040
1,210,000	NRZ Advance Receivables Trust 3.11%, 12/15/2050(1)	1,207,691
233,252	SoFi Consumer Loan Program LLC 3.05%, 12/26/2025(1)	232,901
	Springleaf Funding Trust
28,355	2.41%, 12/15/2022(1)	28,395
875,000	3.16%, 11/15/2024(1)	883,057
265,000	SPS Servicer Advance Receivables Trust 2.53%, 11/16/2048(1)	264,234

		6,953,630

	Asset-Backed - Home Equity - 1.3%
208,335	Ameriquest Mortgage Securities, Inc. 2.03%, 08/25/2033(2)	203,096
180,544	Argent Securities, Inc. 1.81%, 10/25/2033(2)	169,957
211,629	Asset Backed Securities Corp. Home Equity Loan Trust 1.27%, 08/25/2034(2)	179,578
960,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	951,507

		1,504,138

	Commercial Mortgage - Backed Securities - 7.2%
570,000	Banc of America Commercial Mortgage Trust 5.60%, 06/10/2049(2)	574,044
5,500	Bear Stearns Commercial Mortgage Securities Trust 5.33%, 02/11/2044	5,497
	Citigroup Commercial Mortgage Trust
265,000	3.15%, 11/15/2049	262,557
873,000	3.62%, 02/10/2049	898,332
	Commercial Mortgage Trust
1,150,000	3.35%, 02/10/2048	1,162,189
618,000	3.63%, 10/10/2048	637,525

The Hartford Quality Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 725,000	3.96%, 03/10/2047	$763,432
	FREMF Mortgage Trust
610,000	2.91%, 03/25/2045(1)(2)	610,534
320,000	3.70%, 04/25/2048(1)(2)	315,342
165,000	4.22%, 06/25/2047(1)(2)	170,021
200,000	4.54%, 10/25/2030(1)(2)	206,765
720,752	4.61%, 01/25/2048(1)(2)	768,641
400,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.96%, 04/15/2046	403,959
30,653	LB-UBS Commercial Mortgage Trust 5.43%, 02/15/2040	30,657
150,536	Morgan Stanley Re-Remic Trust 5.80%, 08/15/2045(1)(2)	150,691
1,140,000	Rock Creek Apartments LLC 0.00%, 02/01/2032(3)	1,081,575
350,000	Wells Fargo Commercial Mortgage Trust 3.70%, 11/15/2048	362,744

		8,404,505

	Other ABS - 0.5%
579,575	SLM Student Loan Trust 1.59%, 04/27/2026(1)(2)	581,351

	Whole Loan Collateral CMO - 6.2%
371,040	COLT Mortgage Loan Trust 2.75%, 09/25/2046(1)(2)	373,908
	Connecticut Avenue Securities
378,825	2.22%, 01/25/2029(2)	381,908
420,000	3.37%, 05/25/2024(2)	423,808
600,000	5.77%, 07/25/2025(2)	656,222
421,935	GSR Mortgage Loan Trust 3.53%, 01/25/2036(2)	391,980
81,843	IndyMac Index Mortgage Loan Trust 3.31%, 06/25/2036(2)	66,916
	LSTAR Securities Investment Trust
575,000	2.77%, 01/01/2022(1)(2)	572,020
405,220	2.77%, 04/01/2020(1)(2)	404,839
202,654	2.77%, 05/01/2020(1)(2)	201,290
180,881	2.77%, 08/01/2020(1)(2)	180,869
138,630	MortgageIT Trust 1.41%, 02/25/2035(2)	133,863
305,876	New Residential Mortgage Loan Trust 3.75%, 11/25/2056(1)(2)	316,729
176,356	Residential Accredit Loans, Inc. 4.03%, 09/25/2035(2)	149,137
109,603	Residential Funding Mortgage Securities, Inc. 3.42%, 09/25/2035(2)	103,389
58,317	Sequoia Mortgage Trust 1.24%, 02/20/2035(2)	57,227
155,172	Springleaf Mortgage Loan Trust 3.52%, 12/25/2065(1)(2)	155,571
790,909	Thornburg Mortgage Securities Trust 2.82%, 04/25/2045(2)	795,114
	Towd Point Mortgage Trust
599,077	2.25%, 08/25/2055(1)(2)	594,148
112,480	2.75%, 04/25/2055(1)(2)	112,826
411,435	2.75%, 08/25/2055(1)(2)	411,910
136,488	3.00%, 03/25/2054(1)(2)	137,618
642,000	3.75%, 04/25/2055(1)(2)	626,945

		7,248,237

	Total Asset & Commercial Mortgage Backed Securities (cost $26,295,852)	26,382,555

U.S. Government Agencies - 105.8%
	FHLMC - 40.0%
19,205	0.00%, 11/15/2036(4)(5)	17,524
695,000	1.66%, 07/25/2041(2)(6)	60,695

The Hartford Quality Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 2,250,000	1.75%, 11/25/2040(2)(6)	$192,124
670,000	2.07%, 04/25/2029(2)	670,000
342,777	2.22%, 07/25/2028(2)	344,171
1,354,752	2.50%, 03/15/2028(6)	109,817
6,200,000	2.50%, 02/01/2032(7)	6,194,127
560,250	2.72%, 05/25/2025(2)	569,781
3,600,000	3.00%, 02/01/2032(7)	3,693,818
223,305	3.00%, 03/15/2033(6)	27,846
1,880,653	3.00%, 11/01/2046	1,861,965
7,918,229	3.00%, 12/01/2046	7,837,703
2,478,179	3.00%, 01/01/2047	2,452,784
375,000	3.02%, 11/25/2028(2)	383,400
239,859	3.42%, 03/25/2028(2)	245,022
1,138,635	3.50%, 03/15/2041(6)	147,035
3,452,472	3.50%, 08/01/2046	3,528,818
2,232,919	3.50%, 09/01/2046	2,282,296
197,061	3.50%, 10/01/2046	201,456
900,000	3.50%, 02/01/2047(7)	919,214
813,391	3.57%, 05/25/2028(2)	835,901
574,026	4.00%, 07/15/2027(6)	63,604
672,579	4.00%, 03/15/2028(6)	74,370
470,421	4.00%, 06/15/2041	498,490
571,000	4.00%, 08/15/2043	609,575
423,676	4.00%, 07/01/2044	444,844
1,630,736	4.00%, 05/01/2046(8)	1,711,673
3,150,000	4.00%, 02/01/2047(7)	3,304,424
1,482,090	4.50%, 07/01/2042	1,595,345
261,648	4.50%, 09/01/2044	281,378
2,375,000	4.50%, 02/01/2047(7)	2,552,197
608,587	5.00%, 05/01/2039	663,654
963,426	5.00%, 08/01/2039	1,047,847
355,519	5.00%, 07/01/2041	387,248
100,000	5.00%, 02/01/2047(7)	108,756
72,918	5.50%, 08/15/2033	79,581
481,341	5.50%, 04/01/2038	534,292

		46,532,775

	FNMA - 43.3%
151,313	0.00%, 06/25/2036(4)(5)	133,305
273,288	1.90%, 04/25/2055(2)(6)	15,235
1,063,129	1.95%, 08/25/2044(2)(6)	69,753
335,000	2.00%, 02/25/2043	278,724
628,203	2.03%, 06/25/2055(2)(6)	41,349
61,354	2.50%, 06/25/2028(6)	5,446
32,011	2.50%, 02/01/2030	32,034
33,139	2.50%, 07/01/2030	33,164
98,265	2.50%, 01/01/2031	98,337
36,968	2.50%, 02/01/2031	36,995
887,371	2.50%, 10/01/2031	888,016
1,977,391	2.50%, 11/01/2031	1,978,827
2,772,281	2.50%, 12/01/2031	2,774,293
850,612	2.50%, 01/01/2032	851,230
420,000	2.50%, 03/25/2043	361,505
1,891,342	2.54%, 07/01/2026	1,823,169
100,000	2.68%, 05/01/2025	98,364
462,414	2.71%, 12/01/2027	451,600
1,176,793	2.87%, 10/01/2025	1,171,690
950,000	2.95%, 10/01/2025	951,374
350,290	2.95%, 01/01/2028	348,662
975,000	2.99%, 11/01/2025	979,575
197,760	3.00%, 09/25/2027(6)	18,470
166,290	3.00%, 04/25/2028(6)	15,571
2,850,000	3.00%, 02/01/2032(7)	2,923,922
10,311,000	3.00%, 02/01/2047(7)	10,206,279
1,245,797	3.18%, 10/01/2025	1,270,249
14,835	3.34%, 04/01/2024	15,387

The Hartford Quality Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 990,000	3.38%, 12/01/2029	$1,004,917
82,439	3.45%, 01/01/2024	85,993
4,850	3.47%, 01/01/2024	5,065
2,250,795	3.50%, 11/01/2026	2,346,731
391,774	3.50%, 10/25/2027(6)	45,153
93,202	3.50%, 05/25/2030(6)	12,641
483,795	3.50%, 10/01/2044	496,692
535,582	3.50%, 02/01/2045	547,695
987,596	3.50%, 01/01/2046	1,009,931
478,398	3.50%, 02/01/2046	489,217
992,491	3.50%, 09/01/2046	1,014,937
418,936	3.50%, 10/01/2046	428,410
297,842	3.50%, 11/01/2046	305,841
5,075,000	3.50%, 02/01/2047(7)	5,186,016
246,690	3.54%, 02/01/2024	258,713
14,308	3.67%, 08/01/2023	15,152
5,000	3.76%, 03/01/2024	5,317
5,000	3.86%, 12/01/2025	5,321
14,292	3.87%, 10/01/2025	15,192
14,603	3.89%, 05/01/2030	15,223
15,240	3.93%, 10/01/2023	16,294
110,804	3.96%, 05/01/2034	115,871
9,912	3.97%, 05/01/2029	10,629
700,000	4.00%, 02/01/2032(7)	718,840
813,267	4.00%, 12/01/2040	856,135
197,849	4.00%, 03/01/2041	208,413
58,132	4.00%, 03/25/2042(6)	8,270
30,175	4.00%, 08/01/2044	31,665
284,209	4.00%, 10/01/2044	298,240
536,626	4.00%, 11/01/2044	563,157
528,384	4.00%, 05/01/2045	554,521
523,628	4.00%, 12/01/2045	549,531
519,830	4.00%, 02/01/2046	545,572
1,307,496	4.00%, 05/01/2046	1,374,643
279,002	4.00%, 05/01/2046(8)	292,819
265,289	4.00%, 06/01/2046	278,426
1,625,000	4.00%, 02/01/2047(7)	1,703,133
9,319	4.06%, 10/01/2028	10,074
491,871	4.06%, 03/01/2030	525,938
114,617	4.50%, 07/25/2027(6)	12,287
142,967	4.50%, 08/01/2041	154,517
43,247	4.50%, 09/01/2041	46,559
67,387	5.46%, 05/25/2042(2)(6)	7,807
325,000	5.50%, 02/01/2047(7)	360,818

		50,410,841

	GNMA - 22.5%
548,176	2.14%, 04/20/2040	458,168
82,299	3.00%, 08/15/2045	82,929
197,223	3.00%, 11/20/2045	199,130
12,969,285	3.00%, 12/20/2046	13,095,023
1,625,000	3.00%, 02/01/2047(7)	1,638,965
542,798	3.50%, 07/20/2043(6)	80,592
4,066,024	3.50%, 10/20/2046	4,218,354
575,000	3.50%, 02/01/2047(7)	595,844
2,099,931	4.00%, 04/16/2026(6)	236,084
1,256,184	4.00%, 05/20/2029(6)	143,726
51,120	4.00%, 05/16/2042(6)	8,453
73,769	4.00%, 01/20/2044(6)	14,736
551,864	4.50%, 06/20/2039	588,856
260,052	4.50%, 09/16/2040	286,668
80,578	4.50%, 09/20/2041	87,217
47,733	4.50%, 05/20/2044	51,222
101,421	4.50%, 06/20/2044	108,835
87,210	4.50%, 10/20/2044	93,585
269,258	4.50%, 04/20/2045(6)	63,038

The Hartford Quality Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 55,205	4.50%, 01/20/2046		$59,240
1,475,000	4.50%, 02/01/2047(7)		1,581,649
214,571	5.00%, 05/20/2034		239,430
63,499	5.00%, 07/15/2039		71,024
527,850	5.00%, 05/20/2040(6)		128,178
664,309	5.00%, 04/20/2041		795,384
51,074	5.00%, 06/15/2041		56,232
258,471	5.00%, 10/16/2041(6)		40,328
50,438	5.00%, 03/15/2044		55,532
616,182	5.50%, 05/20/2038		685,613
465,951	5.50%, 03/20/2039(6)		95,460
35,193	6.00%, 01/15/2039		39,782
231,441	6.00%, 09/15/2040		261,622

			26,160,899

	Total U.S. Government Agencies (cost $124,022,539)		123,104,515

U.S. Government Securities - 3.5%
	Other Direct Federal Obligations - 0.6%
	FHLB - 0.6%
700,000	Tennessee Valley Authority 4.25%, 09/15/2065		724,134

	U.S. Treasury Securities - 2.9%
	U.S. Treasury Notes - 2.9%
3,275,955	U.S. Treasury Notes 0.63%, 01/15/2026(9)		3,340,419

			3,340,419

	Total U.S. Government Securities (cost $4,190,700)		4,064,553

	Total Long-Term Investments (cost $154,509,091)		153,551,623
Short-Term Investments - 5.4%
	Other Investment Pools & Funds - 5.4%
6,308,218	Fidelity Institutional Government Fund, Institutional Class		6,308,218

	Total Short-Term Investments (cost $6,308,218)		6,308,218

	Total Investments (cost $160,817,309)^	137.4%	$159,859,841
	Other Assets and Liabilities	(37.4)%	(43,481,146)

	Total Net Assets	100.0%	$116,378,695

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$550,904
Unrealized Depreciation	(1,508,372)

Net Unrealized Depreciation	$(957,468)

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $15,845,347, which represents 13.6% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.

The Hartford Quality Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,081,575 at January 31, 2017.
(4)	Securities disclosed are principal-only strips.
(5)	Security is a zero-coupon bond.
(6)	Securities disclosed are interest-only strips.
(7)	Represents or includes a TBA transaction.
(8)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(9)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Futures Contracts Outstanding at January 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	29	03/22/2017	$3,602,850	$3,609,594	$6,744
U.S. Treasury 2-Year Note Future	26	03/31/2017	5,635,138	5,636,719	1,581
U.S. Treasury 5-Year Note Future	26	03/31/2017	3,056,872	3,064,547	7,675
U.S. Treasury Long Bond Future	15	03/22/2017	2,230,806	2,262,656	31,850
U.S. Ultra Bond Future	35	03/22/2017	5,651,119	5,624,062	(27,057)

Total					$20,793

Short position contracts:
U.S. 10-Year Ultra Future	43	03/22/2017	$5,725,942	$5,768,719	$(42,777)

Total futures contracts					$(21,984)

TBA Sale Commitments Outstanding at January 31, 2017

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 3.00%	$1,600,000	02/01/2047	$(1,582,375)	$4,687
FHLMC, 3.50%	2,150,000	02/01/2047	(2,195,899)	7,011
FHLMC, 4.00%	3,175,000	02/01/2047	(3,330,649)	2,357
FNMA, 3.50%	1,570,000	02/01/2032	(1,635,008)	2,538
FNMA, 3.50%	6,000,000	02/01/2047	(6,131,250)	30,820
FNMA, 4.50%	975,000	02/01/2047	(1,048,239)	296
FNMA, 5.00%	1,600,000	02/01/2047	(1,743,891)	(891)
GNMA, 3.00%	24,425,000	02/01/2047	(24,634,904)	114,804

Total (proceeds $42,463,837)			$(42,302,215)	$161,622

At January 31, 2017, the aggregate market value of TBA Sale Commitments represents (36.3)% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

The Hartford Quality Bond Fund

  Schedule of Investments

  January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$26,382,555	$—	$26,382,555	$—
U.S. Government Agencies	123,104,515	—	123,104,515	—
U.S. Government Securities	4,064,553	—	4,064,553	—
Short-Term Investments	6,308,218	6,308,218	—	—
Futures Contracts(2)	47,850	47,850	—	—

Total	$159,907,691	$6,356,068	$153,551,623	$—

Liabilities
Futures Contracts(2)	$(69,834)	$(69,834)	$—	$—
TBA Sale Commitments	(42,302,215)	—	(42,302,215)	—

Total	$(42,372,049)	$(69,834)	$(42,302,215)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Real Total Return Fund

  Schedule of Investments

  January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 52.5%
	Automobiles & Components - 1.6%
7,830	Bridgestone Corp.	$287,172
8,249	Fuji Heavy Industries Ltd.	330,093
75,583	Geely Automobile Holdings Ltd.	89,333
19,197	Isuzu Motors Ltd.	257,584
1,618	Stanley Electric Co., Ltd.	45,583
5,390	Suzuki Motor Corp.	208,015
632	Tesla Motors, Inc.*	159,220
9,096	Tokai Rika Co., Ltd.	181,032
6,664	Toyota Industries Corp.	321,605
8,330	TS Tech Co., Ltd.	212,593

		2,092,230

	Banks - 0.8%
9,704	Banco do Brasil S.A.	95,805
854	Commerce Bancshares, Inc.	48,277
983	Federal Agricultural Mortgage Corp. Class C	54,714
947	LendingTree, Inc.*	105,969
89,599	Mitsubishi UFJ Financial Group, Inc.	573,749
19,494	San-In Godo Bank Ltd.	162,735

		1,041,249

	Capital Goods - 2.9%
1,632	AECOM*	60,270
987	Astec Industries, Inc.	69,070
3,853	Daifuku Co., Ltd.	85,176
1,424	EMCOR Group, Inc.	99,239
1,713	Franklin Electric Co., Inc.	69,120
52,234	Hazama Ando Corp.	364,483
1,056	IDEX Corp.	95,209
27,570	ITOCHU Corp.	379,801
1,300	Jacobs Engineering Group, Inc.*	76,115
9,218	JGC Corp.	160,019
5,028	KBR, Inc.	85,526
2,554	Kennametal, Inc.	91,280
18,213	Kinden Corp.	231,327
889	Lincoln Electric Holdings, Inc.	74,116
10,780	Nippo Corp.	203,795
841	Nordson Corp.	95,479
1,501	Oshkosh Corp.	104,515
904	Rockwell Automation, Inc.	133,783
869	SMC Corp.	237,218
8,065	Tadano Ltd.	98,901
23,650	Taisei Corp.	168,000
24,742	Takuma Co., Ltd.	214,274
2,664	Terex Corp.	84,715
2,416	Timken Co.	107,270
30,680	Toshiba Machine Co., Ltd.	133,593
675	United Rentals, Inc.*	85,394
10,217	Ushio, Inc.	129,683

		3,737,371

	Commercial & Professional Services - 0.3%
7,269	Aeon Delight Co., Ltd.	208,815
5,068	Recruit Holdings Co., Ltd.	221,855

		430,670

	Consumer Durables & Apparel - 0.8%
10,419	Alpine Electronics, Inc.	152,146
5,347	Bandai Namco Holdings, Inc.	147,260
802	Brunswick Corp.	48,008
9,800	Casio Computer Co., Ltd.	135,407
220	Mohawk Industries, Inc.*	47,485
4,657	Sankyo Co., Ltd.	155,491
16,676	Sekisui Chemical Co., Ltd.	272,111
2,400	Sony Corp.	72,667

		1,030,575

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Consumer Services - 0.3%
1,858	China Lodging Group Ltd. ADR*	$100,388
400	Dave & Buster’s Entertainment, Inc.*	21,784
7,022	HIS Co., Ltd.	187,391

		309,563

	Diversified Financials - 0.3%
6,728	Deutsche Bank AG*	133,955
14,095	GTY Technology Holdings, Inc. UNIT*	144,333
869	Raymond James Financial, Inc.	65,114

		343,402

	Energy - 7.8%
3,419	Anadarko Petroleum Corp.	237,723
2,154	Antero Resources Corp.*	52,579
959	Apache Corp.	57,367
7,279	Baker Hughes, Inc.	459,159
6,456	BP plc	38,559
4,613	Cabot Oil & Gas Corp.	99,087
22,626	Callon Petroleum Co.*	345,725
3,317	Canadian Natural Resources Ltd.	100,273
9,631	Cenovus Energy, Inc.	131,271
7,479	Centennial Resource Development, Inc. Class A*	136,641
4,145	Centennial Resource Development, Inc. Class A*(1)	69,234
3,396	Cimarex Energy Co.	459,173
2,716	Concho Resources, Inc.*	378,719
933	ConocoPhillips Co.	45,493
1,899	Continental Resources, Inc.*	92,215
310	Core Laboratories N.V.	36,217
10,684	Crescent Point Energy Corp.	124,682
1,961	Devon Energy Corp.	89,304
5,672	Diamondback Energy, Inc.*	596,524
6,080	Encana Corp.	77,581
2,933	Energen Corp.*	158,059
6,953	Eni S.p.A.	106,908
1,741	EOG Resources, Inc.	176,851
2,867	EQT Corp.	173,826
6,883	Galp Energia SGPS S.A.	101,416
13,518	Gazprom PJSC ADR	67,072
3,774	Halliburton Co.	213,495
1,255	Helmerich & Payne, Inc.	89,306
1,249	Hess Corp.	67,671
8,655	Husky Energy, Inc.*	111,501
6,143	Inpex Corp.	60,282
8,662	Japan Petroleum Exploration Co., Ltd.	194,577
33,564	Kelt Exploration Ltd.*	162,242
13,242	Laredo Petroleum, Inc.*	179,429
1,047	Lukoil PJSC ADR	59,003
3,093	Lundin Petroleum AB*	66,748
5,786	Marathon Oil Corp.	96,916
794	Murphy Oil Corp.	22,955
7,194	Newfield Exploration Co.*	288,336
2,390	Noble Energy, Inc.	95,026
774	Novatek PJSC GDR	98,497
9,817	Oil Search Ltd.	51,270
938	ONEOK, Inc.	51,693
8,972	Origin Energy Ltd.	48,110
6,516	Parsley Energy, Inc. Class A*	229,494
1,134	PDC Energy, Inc.*	83,848
6,343	Petrofac Ltd.	73,447
2,605	Peyto Exploration & Development Corp.	56,694
1,824	Pioneer Natural Resources Co.	328,740
18,295	PTT Exploration & Production PCL	50,921
14,167	QEP Resources, Inc.*	247,073

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

19,743	Raging River Exploration, Inc.*	$143,530
1,558	Resolute Energy Corp.*	71,652
10,101	Rice Energy, Inc.*	200,303
19,922	Rosneft Oil Co. PJSC GDR	132,099
3,208	RSP Permian, Inc.*	136,533
83,953	Saipem S.p.A.*	43,108
9,859	Santos Ltd.	29,994
9,278	Seven Generations Energy Ltd. Class A*	185,453
34,920	Spartan Energy Corp.*	76,482
8,360	Statoil ASA	155,891
3,709	Suncor Energy, Inc.	115,127
11,169	Surgutneftegas OJSC ADR	60,027
18,891	Synergy Resources Corp.*	162,652
1,496	Tatneft PJSC ADR	60,988
5,579	TechnipFMC plc*	185,561
3,207	Tenaris S.A.	54,675
1,901	Tenaris S.A. ADR	66,611
32,106	Tidewater Midstream and Infrastructure Ltd.	38,984
2,444	Tourmaline Oil Corp.*	56,652
3,497	Vermilion Energy, Inc.	144,041
1,162	Williams Cos., Inc.	33,512
2,557	Woodside Petroleum Ltd.	61,308
29,286	WPX Energy, Inc.*	407,954

		10,062,069

	Food & Staples Retailing - 0.0%
620	Walgreens Boots Alliance, Inc.	50,803

	Food, Beverage & Tobacco - 0.3%
5,525	Asahi Group Holdings Ltd.	194,423
5,918	Japan Tobacco, Inc.	190,888

		385,311

	Health Care Equipment & Services - 3.7%
7,888	Abbott Laboratories	329,482
1,300	Acadia Healthcare Co., Inc.*	49,881
1,020	Aetna, Inc.	120,982
490	athenahealth, Inc.*	61,735
3,689	Baxter International, Inc.	176,740
1,370	Becton Dickinson and Co.	242,887
17,490	Boston Scientific Corp.*	420,809
1,490	Cardinal Health, Inc.	111,690
2,320	Cerner Corp.*	124,607
745	Cigna Corp.	108,934
9,620	ConvaTec Group plc*(1)	29,759
720	Edwards Lifesciences Corp.*	69,293
1,539	Envision Healthcare Corp.*	104,652
1,375	Essilor International S.A.	161,310
3,250	HCA Holdings, Inc.*	260,910
310	Humana, Inc.	61,535
900	LifePoint Health, Inc.*	53,415
1,670	McKesson Corp.	232,381
14,990	Medipal Holdings Corp.	242,951
7,320	Medtronic plc	556,466
3,200	Olympus Corp.	110,702
9,107	Smith & Nephew plc	136,238
2,110	Stryker Corp.	260,648
3,640	UnitedHealth Group, Inc.	590,044
1,060	WellCare Health Plans, Inc.*	154,272

		4,772,323

	Insurance - 1.1%
1,353	Lincoln National Corp.	91,341
13,127	MS&AD Insurance Group Holdings, Inc.	439,144
12,567	Sony Financial Holdings, Inc.	210,475
11,121	T&D Holdings, Inc.	164,752
8,685	Tokio Marine Holdings, Inc.	362,112
2,088	Unum Group	94,858

		1,362,682

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Materials - 7.6%
4,036	Agnico Eagle Mines Ltd.	$192,517
1,326	Albemarle Corp.	122,841
60,123	Alumina Ltd.	88,589
247,165	Aluminum Corp. of China Ltd. Class H*	127,663
2,439	Anglo American Platinum Ltd.*	63,853
2,003	Anglo American plc*	34,528
2,176	AngloGold Ashanti Ltd.*	27,652
17,086	ArcelorMittal*	133,229
8,027	Barrick Gold Corp.	148,018
16,477	BHP Billiton Ltd.	334,289
2,247	BHP Billiton Ltd. ADR	92,779
10,227	BHP Billiton plc	186,518
11,715	Boliden AB	341,754
189,995	China Steel Corp.	153,832
2,632	Cia de Minas Buenaventura SAA ADR	36,295
2,197	Cia Siderurgica Nacional S.A.*	8,053
13,408	Eldorado Gold Corp.*	47,330
105,904	Eregli Demir ve Celik Fabrikalari T.A.S.	163,188
1,298	FMC Corp.	78,088
2,669	Franco-Nevada Corp.	173,592
14,381	Freeport-McMoRan, Inc.*	239,444
5,732	Fresnillo plc	105,219
20,400	Gerdau S.A. (Preference Shares)	78,982
41,870	Glencore plc*	173,412
24,479	Gold Fields Ltd.	84,647
12,315	Goldcorp, Inc.	199,133
112,307	Grupo Mexico S.A.B. de C.V. Series B	337,888
11,047	Hitachi Metals Ltd.	153,146
2,633	Hyundai Steel Co.	132,040
2,799	Impala Platinum Holdings Ltd.*	11,155
8,140	Industrias Penoles S.A.B. de C.V.	192,458
984	JFE Holdings, Inc.	17,224
14,109	JSR Corp.	241,820
15,488	Kinross Gold Corp.*	60,403
4,701	Kobe Steel Ltd.*	45,726
757	Korea Zinc Co., Ltd.	320,139
863	Martin Marietta Materials, Inc.	198,145
4,757	Maruichi Steel Tube Ltd.	159,515
7,357	Mitsubishi Materials Corp.	251,058
18,034	MMC Norilsk Nickel PJSC ADR	292,483
11,906	Newcrest Mining Ltd.	195,249
4,786	Newmont Mining Corp.	173,636
6,614	Nippon Steel & Sumitomo Metal Corp.	159,778
31,880	Norsk Hydro ASA	181,854
2,433	Nucor Corp.	141,333
555	POSCO	129,717
2,174	Randgold Resources Ltd.	185,053
4,250	Rio Tinto Ltd.	215,600
7,921	Rio Tinto plc	350,924
6,915	RPC Group plc	93,381
9,974	Severstal PJSC GDR	158,434
82,925	Sibanye Gold Ltd.	187,489
5,629	Silver Wheaton Corp.	124,570
142,731	South32 Ltd.	298,734
23,297	Sumitomo Metal Mining Co., Ltd.	315,633
1,184	Teck Resources Ltd. Class B	29,055
6,311	ThyssenKrupp AG	159,875
68,123	Turquoise Hill Resources Ltd.*	245,924
3,090	Vale S.A.	31,556
3,941	Voestalpine AG	167,111
7,239	Yamato Kogyo Co., Ltd.	216,457
488,136	Zijin Mining Group Co., Ltd. Class H	167,022

		9,777,030

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Media - 0.6%
20,495	Nippon Television Holdings, Inc.	$372,852
45,965	Septeni Holdings Co., Ltd.	148,745
10,469	TV Asahi Holdings Corp.	209,595

		731,192

	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
520	Actelion Ltd.*	135,768
2,237	Aerie Pharmaceuticals, Inc.*	98,204
5,605	Alkermes plc*	303,287
3,170	Allergan plc*	693,881
1,170	Alnylam Pharmaceuticals, Inc.*	46,788
25,760	Arena Pharmaceuticals, Inc.*	39,670
21,565	Astellas Pharma, Inc.	289,440
15,010	AstraZeneca plc ADR	408,722
645	Biogen, Inc.*	178,820
13,745	Bristol-Myers Squibb Co.	675,704
4,120	Celgene Corp.*	478,538
1,780	Chugai Pharmaceutical Co., Ltd.	52,312
4,500	Eisai Co., Ltd.	248,043
7,920	Eli Lilly & Co.	610,078
3,286	Exelixis, Inc.*	59,542
880	Illumina, Inc.*	140,888
5,296	Incyte Corp.*	641,928
4,880	Ironwood Pharmaceuticals, Inc.*	70,174
2,810	Johnson & Johnson	318,232
3,781	Kaken Pharmaceutical Co., Ltd.	192,220
3,380	Medicines Co.*	121,849
8,930	Merck & Co., Inc.	553,571
6,870	Mylan N.V.*	261,403
790	Novartis AG	58,324
15,045	Ono Pharmaceutical Co., Ltd.	308,668
2,900	Patheon N.V.*	83,201
955	Regeneron Pharmaceuticals, Inc.*	343,122
1,201	Roche Holding AG	284,575
250	Samsung Biologics Co., Ltd.*	34,636
3,000	Shionogi & Co., Ltd.	144,487
38,000	Sino Biopharmaceutical Ltd.	29,825
1,600	Takeda Pharmaceutical Co., Ltd.	67,017
984	TESARO, Inc.*	160,235
1,277	Thermo Fisher Scientific, Inc.	194,602
2,448	UCB S.A.	169,084
3,260	Ultragenyx Pharmaceutical, Inc.*	244,533

		8,741,371

	Real Estate - 0.6%
1,686	Daito Trust Construction Co., Ltd.	235,701
281	LaSalle Logiport REIT	267,735
8,384	Sumitomo Real Estate Sales Co., Ltd. REIT	190,772

		694,208

	Retailing - 1.7%
606	Amazon.com, Inc.*	499,029
7,808	Aoyama Trading Co., Ltd.	275,199
1,701	Expedia, Inc.	206,825
2,255	Hikari Tsushin, Inc.	206,071
4,987	Netflix, Inc.*	701,721
2,144	Shimamura Co., Ltd.	281,009

		2,169,854

	Semiconductors & Semiconductor Equipment - 4.4%
3,551	Advanced Process Systems Corp.*	85,675
5,646	Amkor Technology, Inc.*	53,129
4,820	Analog Devices, Inc.	361,211
1,622	ASML Holding N.V.	196,911

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

2,032	Broadcom Ltd.	$405,384
1,185	Cabot Microelectronics Corp.	79,999
4,037	Cavium, Inc.*	267,290
1,794	Cirrus Logic, Inc.*	108,214
5,080	Entegris, Inc.*	95,250
16,597	FormFactor, Inc.*	206,633
1,700	Impinj, Inc.*	59,857
7,086	Inphi Corp.*	324,680
5,837	Integrated Device Technology, Inc.*	147,034
7,421	Intel Corp.	273,241
1,553	Lam Research Corp.	178,377
6,054	MACOM Technology Solutions Holdings, Inc.*	287,868
1,054	Maxim Integrated Products, Inc.	46,882
6,540	MaxLinear, Inc. Class A*	167,293
6,886	Microchip Technology, Inc.	463,772
11,453	Micron Technology, Inc.*	276,132
1,725	Microsemi Corp.*	91,684
5,554	MKS Instruments, Inc.	366,009
858	Monolithic Power Systems, Inc.	74,852
1,772	NVIDIA Corp.	193,467
55,800	Semiconductor Manufacturing International Corp.*	76,516
306	Skyworks Solutions, Inc.	28,072
5,800	Sumco Corp.	90,678
2,435	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	75,266
9,662	Tokyo Seimitsu Co., Ltd.	316,245
10,926	Tower Semiconductor Ltd.*	231,740
17,372	Win Semiconductors Corp.	52,265

		5,681,626

	Software & Services - 5.0%
2,000	Akamai Technologies, Inc.*	137,180
5,960	Alibaba Group Holding Ltd. ADR*	603,808
335	Alliance Data Systems Corp.	76,507
274	Alphabet, Inc. Class A*	224,732
1,765	Callidus Software, Inc.*	32,564
838	Cardtronics plc Class A*	45,738
5,590	Dena Co., Ltd.	124,905
816	Electronic Arts, Inc.*	68,079
4,902	Facebook, Inc. Class A*	638,829
6,222	Global Payments, Inc.	480,836
3,792	GrubHub, Inc.*	157,558
5,642	HubSpot, Inc.*	289,435
857	j2 Global, Inc.	71,825
11,121	Match Group, Inc.*	193,172
5,673	Microsoft Corp.	366,759
276	MicroStrategy, Inc. Class A*	55,559
1,429	Mobileye N.V.*	61,390
285	NetEase, Inc. ADR	72,362
10,350	Nexon Co., Ltd.	157,581
1,471	Nintendo Co., Ltd.	301,087
8,000	PayPal Holdings, Inc.*	318,240
1,745	Pegasystems, Inc.	67,706
3,465	Salesforce.com, Inc.*	274,081
4,441	ServiceNow, Inc.*	402,443
1,252	SINA Corp.*	87,289
3,000	Tencent Holdings Ltd.	78,436
3,246	TrueCar, Inc.*	42,685
2,914	Wix.com Ltd.*	153,131
5,761	Workday, Inc. Class A*	478,681
3,238	Yandex N.V. Class A*	74,927
4,091	Zendesk, Inc.*	97,898
6,388	Zillow Group, Inc. Class C*	226,007

		6,461,430

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Technology Hardware & Equipment - 4.6%
6,572	AAC Technologies Holdings, Inc.	$67,492
8,700	Alps Electric Co., Ltd.	231,731
6,219	Amano Corp.	119,069
3,594	Apple, Inc.	436,132
5,016	Applied Optoelectronics, Inc.*	154,292
5,102	Arista Networks, Inc.*	479,588
7,716	Ciena Corp.*	187,807
1,787	Cognex Corp.	120,730
1,622	Coherent, Inc.*	255,838
16,580	EMCORE Corp.	149,220
4,777	Fabrinet*	201,255
8,025	Finisar Corp.*	237,299
27,925	Flex Ltd.*	437,585
17,539	Hosiden Corp.	135,550
634	IPG Photonics Corp.*	72,904
4,779	Itron, Inc.*	294,864
1,195	Largan Precision Co., Ltd.	170,928
1,683	Lumentum Holdings, Inc.*	63,870
39,996	Oclaro, Inc.*	392,361
3,866	Orbotech Ltd.*	134,885
15,712	Pure Storage, Inc. Class A*	178,645
3,476	Quantenna Communications, Inc.*	65,384
7,836	Radware Ltd.*	115,111
183	Samsung Electronics Co., Ltd.	311,242
1,265	Sanmina Corp.*	49,272
4,341	Seagate Technology plc	195,996
778,947	Tongda Group Holdings Ltd.	217,665
1,231	Ubiquiti Networks, Inc.*	76,814
5,019	Western Digital Corp.	400,165

		5,953,694

	Telecommunication Services - 0.8%
10,522	KDDI Corp.	282,709
14,393	Nippon Telegraph & Telephone Corp.	635,772
3,400	NTT DoCoMo, Inc.	81,294

		999,775

	Transportation - 0.5%
8,260	Japan Airlines Co., Ltd.	263,024
2,732	Knight Transportation, Inc.	91,249
1,193	Ryder System, Inc.	92,577
3,781	XPO Logistics, Inc.*	169,162

		616,012

	Total Common Stocks (cost $62,814,806)	67,444,440

Corporate Bonds - 1.2%
	Commercial Banks - 0.3%
$ 350,000	CIT Group, Inc. 5.50%, 02/15/2019(1)	368,228

	Diversified Financial Services - 0.5%
564,000	Ally Financial, Inc. 3.25%, 11/05/2018	568,230

	Telecommunications - 0.4%
544,000	Sprint Communications, Inc. 8.38%, 08/15/2017	561,000

	Total Corporate Bonds (cost $1,486,720)	1,497,458

Foreign Government Obligations - 20.6%
	Austria - 0.4%
EUR 370,000	Austria Government Bond 3.90%, 07/15/2020(1)(2)	459,160

	Belgium - 0.3%
330,000	Belgium Government Bond 2.60%, 06/22/2024(1)(2)	412,260

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Canada - 1.8%
	Canadian Government Bond
CAD 755,000	1.25%, 08/01/2017	$582,219
190,000	3.50%, 12/01/2045	177,695
125,000	5.00%, 06/01/2037	136,328
1,203,370	Canadian Government Real Return Bond 4.00%, 12/01/2031(3)	1,399,867

		2,296,109

	Denmark - 0.2%
DKK 1,055,000	Denmark Government Bond 4.50%, 11/15/2039	255,487

	Finland - 0.3%
EUR 310,000	Finland Government Bond 3.38%, 04/15/2020(1)(2)	375,861

	France - 4.2%
	France Government Bond OAT
1,950,332	1.00%, 07/25/2017(2)(3)	2,144,206
832,691	1.85%, 07/25/2027(2)(3)	1,116,475
994,128	3.15%, 07/25/2032(2)(3)	1,637,923
445,000	3.50%, 04/25/2020(2)	539,608

		5,438,212

	Ireland - 0.4%
	Ireland Government Bond
215,000	4.50%, 04/18/2020	267,099
190,000	5.40%, 03/13/2025	275,951

		543,050

	Italy - 2.5%
	Italy Buoni Poliennali Del Tesoro
575,000	1.50%, 08/01/2019	639,843
1,428,638	2.60%, 09/15/2023(2)(3)	1,766,205
475,000	4.75%, 08/01/2023(1)(2)	617,055
170,000	5.00%, 09/01/2040(2)	235,991

		3,259,094

	Netherlands - 0.5%
	Netherlands Government Bond
325,000	2.00%, 07/15/2024(1)(2)	396,568
110,000	4.00%, 01/15/2037(1)(2)	182,592

		579,160

	Norway - 0.9%
	Norway Government Bond
NOK 4,770,000	3.00%, 03/14/2024(1)(2)	637,432
1,920,000	3.75%, 05/25/2021(1)(2)	258,909
1,900,000	4.25%, 05/19/2017(1)(2)	232,776

		1,129,117

	Spain - 0.8%
	Spain Government Bond
EUR 320,000	1.40%, 01/31/2020	359,486
460,000	4.40%, 10/31/2023(1)(2)	607,999

		967,485

	Sweden - 0.5%
	Sweden Government Bond
SEK 2,585,000	2.50%, 05/12/2025	342,663
2,605,000	5.00%, 12/01/2020	357,517

		700,180

	United Kingdom - 7.8%
	United Kingdom Gilt
GBP 195,000	3.50%, 01/22/2045(2)	320,838
120,000	3.75%, 09/07/2021(2)	172,366
140,000	5.00%, 03/07/2025(2)	227,981
	United Kingdom Gilt Inflation Linked
717,269	0.63%, 03/22/2040(2)(3)	1,483,086
677,218	0.75%, 11/22/2047(2)(3)	1,642,353

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

GBP 728,532	1.13%, 11/22/2037(2)(3)		$1,556,443
615,587	1.25%, 11/22/2027(2)(3)		1,061,046
672,458	1.25%, 11/22/2032(2)(3)		1,307,950
462,722	1.25%, 11/22/2055(2)(3)		1,473,026
475,719	2.50%, 07/17/2024(2)(3)		809,273

			10,054,362

	Total Foreign Government Obligations (cost $26,954,143)		26,469,537

Exchange Traded Funds - 5.6%
	Other Investment Pools & Funds - 5.6%
169,612	PowerShares DB Agriculture Fund*		3,460,085
46,581	PowerShares DB Energy Fund*		612,074
77,870	PowerShares DB Precious Metals Fund*		2,884,305
19,280	TOPIX Exchange Traded Fund		266,173

			7,222,637

	Total Exchange Traded Funds (cost $7,344,485)		7,222,637

	Total Long-Term Investments (cost $98,600,154)		102,634,072
Short-Term Investments - 12.8%
	Foreign Government Obligations - 9.4%
	Japan Treasury Discount Bill
JPY 390,000,000	0.01%, 06/20/2017(4)		3,458,003
390,000,000	0.24%, 02/10/2017(4)		3,454,287
580,000,000	0.26%, 04/17/2017(4)		5,139,670

			12,051,960

	Other Investment Pools & Funds - 3.4%
4,356,002	Fidelity Institutional Government Fund, Institutional Class		4,356,002

	Total Short-Term Investments (cost $16,986,103)		16,407,962

	Total Investments Excluding Purchased Options (cost $115,586,257)	92.7%	$119,042,034
	Total Purchased Options (cost $1,053,906)	0.6%	$738,762

	Total Investments (cost $116,640,163)^	93.3%	$119,780,796
	Other Assets and Liabilities	6.7%	8,587,270

	Total Net Assets	100.0%	$128,368,066

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$6,857,665
Unrealized Depreciation	(3,717,032)

Net Unrealized Appreciation	$3,140,633

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $4,647,833, which represents 3.6% of total net assets.
(2)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $21,675,382, which represents 16.9% of total net assets.
(3)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(4)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at January 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
EUR Call/HUF Put	GSC	7.50 EUR	09/06/17	EUR	3,407,532	$5,466	$—	$5,466
EUR Call/USD Put	JPM	1.25 EUR	06/04/18	EUR	3,368,991	33,281	87,237	(53,956)
USD Call/HKD Put	CSFB	7.75 USD	04/12/17	USD	14,037	9,528	8,422	1,106
USD Call/HKD Put	CSFB	7.75 USD	03/31/17	USD	21,348	15,225	13,343	1,882
USD Call/HKD Put	CSFB	7.75 USD	05/09/17	USD	26,000	16,353	19,500	(3,147)
USD Call/HKD Put	CSFB	7.75 USD	03/17/17	USD	30,772	23,742	19,232	4,510
USD Call/HKD Put	CSFB	7.75 USD	04/12/17	USD	34,343	23,312	26,272	(2,960)
USD Call/HKD Put	CSFB	7.75 USD	05/15/17	USD	40,000	24,913	30,000	(5,087)
USD Call/HKD Put	CSFB	7.75 USD	03/31/17	USD	53,000	37,797	41,075	(3,278)
USD Call/HKD Put	CSFB	7.75 USD	03/17/17	USD	76,193	58,787	57,144	1,643
USD Call/JPY Put	BOA	115.00 USD	02/25/21	USD	1,888,799	88,320	106,859	(18,539)
USD Call/JPY Put	BOA	125.00 USD	01/15/19	USD	11,729,040	224,166	294,106	(69,940)

Total Calls					20,690,055	$560,890	$703,190	$(142,300)

Total purchased option contracts					20,690,055	$560,890	$703,190	$(142,300)

Written option contracts:
Calls
EUR Call/USD Put	JPM	1.27 EUR	06/04/19	EUR	(2,762,265)	$(69,776)	$(122,317)	$52,541
USD Call/JPY Put	BOA	145.00 USD	01/15/19	USD	(11,729,040)	(70,761)	(89,727)	18,966
USD Call/JPY Put	BOA	140.00 USD	02/25/21	USD	(1,888,799)	(33,934)	(44,953)	11,019

Total Calls					(16,380,104)	$(174,471)	$(256,997)	$82,526

Written option contracts:
Puts
EUR Call/HUF Put	GSC	7.50 EUR	09/06/17	EUR	(3,407,532)	$—	$—	$0

Total written option contracts					(19,787,636)	$(174,471)	$(256,997)	$82,526

OTC Swaption Contracts Outstanding at January 31, 2017
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
Interest Rate Swaption	MSC	0.70%	11/06/17	JPY	291,885,000	$78,871	$30,888	$47,983
Total purchased swaption contracts					291,885,000	$78,871	$30,888	$47,983

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Exchange Traded Option Contracts Outstanding at January 31, 2017
Description	Exercise Price/FX Rate/Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
CBOE SPX Volatility Index	17.00 USD	02/15/17	USD	1,661	$58,135	$158,474	$(100,339)

Puts
ProShares Short VIX	30.00 USD	03/17/17	USD	609	$4,263	$52,089	$(47,826)
ProShares Short VIX	40.00 USD	06/16/17	USD	323	25,840	55,010	(29,170)
ProShares Short VIX	30.00 USD	06/16/17	USD	458	10,763	54,255	(43,492)
Interest Rate Swaption	0.70 JPY	11/06/17	JPY	291,885,000	78,871	30,888	47,983

Total Puts				291,886,390	$119,737	$192,242	$(72,505)

Total purchased option contracts				3,051	$99,001	$319,828	$(220,827)

Puts
CBOE SPX Volatility Index	14.50 USD	02/15/17	USD	(1,661)	$(357,115)	$(234,133)	$(122,982)
S&P 500 Index Option	1,950.00 USD	03/17/17	USD	(9)	(1,979)	(38,942)	36,963
S&P 500 Index Option	2,150.00 USD	03/17/17	USD	(8)	(6,880)	(24,976)	18,096
S&P 500 Index Option	2,000.00 USD	03/17/17	USD	(4)	(1,241)	(22,947)	21,706
S&P 500 Index Option	1,975.00 USD	06/16/17	USD	(9)	(14,579)	(65,432)	50,853
S&P 500 Index Option	1,950.00 USD	06/16/17	USD	(5)	(6,975)	(32,535)	25,560
S&P 500 Index Option	2,100.00 USD	06/16/17	USD	(4)	(12,720)	(21,548)	8,828
S&P 500 Index Option	2,175.00 USD	06/16/17	USD	(4)	(18,500)	(17,708)	(792)
S&P 500 Index Option	2,125.00 USD	06/16/17	USD	(4)	(13,340)	(21,028)	7,688
S&P 500 Index Option	2,150.00 USD	06/16/17	USD	(4)	(15,680)	(22,388)	6,708
S&P 500 Index Option	2,075.00 USD	06/16/17	USD	(4)	(10,640)	(24,148)	13,508
S&P 500 Index Option	2,025.00 USD	06/16/17	USD	(4)	(8,400)	(26,348)	17,948
S&P 500 Index Option	2,150.00 USD	09/15/17	USD	(4)	(25,681)	(30,469)	4,788

Total Puts				(1,724)	$(493,730)	$(582,602)	$88,872

Total written option contracts				(1,724)	$(493,730)	$(582,602)	$88,872

Futures Contracts Outstanding at January 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 10-Year Bond Future	16	03/15/2017	$1,549,492	$1,556,799	$7,307
Australian 3-Year Bond Future	9	03/15/2017	760,820	763,157	2,337
BIST 30 Index Future	30	02/28/2017	76,209	84,956	8,747
CAC40 10 Euro Future	31	02/17/2017	1,617,970	1,588,727	(29,243)
Canadian Dollar Future	11	03/14/2017	839,765	845,075	5,310
DAX Index Future	4	03/17/2017	1,248,879	1,248,441	(438)
Emerging Market (mini MSCI) Index Future	21	03/17/2017	914,428	960,855	46,427
Euro Stoxx 50 Future	7	03/17/2017	250,785	244,377	(6,408)
Euro-BOBL Future	1	03/08/2017	142,898	143,509	611
Euro-Bund Future	6	03/08/2017	1,055,951	1,050,116	(5,835)
Euro-Oat Future	2	03/08/2017	323,857	319,251	(4,606)
FTSE 100 Index Future	63	03/17/2017	5,516,824	5,583,838	67,014
H-SHARES Index Future	14	02/27/2017	882,135	886,853	4,718
IBEX 35 Index Future	6	02/17/2017	612,311	605,049	(7,262)
Japan 10-Year Bond Future	2	03/13/2017	2,663,193	2,654,858	(8,335)
KOSPI 200 Index Future	13	03/09/2017	1,494,583	1,505,722	11,139
Long Gilt Future	4	03/29/2017	623,923	623,314	(609)
MSCI Taiwan Index Future	165	02/23/2017	5,789,312	5,857,500	68,188
NASDAQ 100 E-MINI Future	5	03/17/2017	499,850	511,275	11,425

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Nikkei 225 Index Future	6	03/09/2017	1,022,811	$1,008,591	$(14,220)
Russell 2000 Mini Index Future	4	03/17/2017	274,820	271,900	(2,920)
S&P 500 (E-Mini) Future	63	03/17/2017	7,140,720	7,164,675	23,955
S&P MID 400 E-Mini Index Future	20	03/17/2017	3,362,939	3,371,000	8,061
S&P/TSX 60 Index Future	15	03/16/2017	2,095,227	2,091,988	(3,239)
SPI 200 Future	15	03/16/2017	1,635,914	1,579,842	(56,072)
U.S. Treasury 10-Year Note Future	31	03/22/2017	3,857,056	3,858,531	1,475
U.S. Treasury 2-Year Note Future	3	03/31/2017	650,209	650,391	182
U.S. Treasury 5-Year Note Future	18	03/31/2017	2,119,251	2,121,609	2,358
U.S. Treasury Long Bond Future	44	03/22/2017	6,637,556	6,637,125	(431)
U.S. Ultra Bond Future	36	03/22/2017	5,807,275	5,784,750	(22,525)

Total					$107,111

Short position contracts:
Amsterdam Index Future	33	02/17/2017	$3,427,737	$3,383,519	$44,218
British Pound Future	40	03/13/2017	3,076,559	3,147,750	(71,191)
Canadian Government 10-Year Bond Future	23	03/22/2017	2,413,844	2,429,295	(15,451)
EAFE (mini MSCI) Index Future	22	03/17/2017	1,854,029	1,901,240	(47,211)
Euro BUXL 30-Year Bond Future	2	03/08/2017	355,694	360,985	(5,291)
Euro FX Future	28	03/13/2017	3,693,015	3,787,350	(94,335)
Euro-Schatz Future	98	02/24/2017	11,563	3,174	8,389
FTSE/MIB Index Future	7	03/17/2017	733,967	701,734	32,233
Hang Seng Index Future	28	02/27/2017	4,134,239	4,209,978	(75,739)
Japan Yen Future	49	03/13/2017	5,264,928	5,440,838	(175,910)
Swiss Franc Future	18	03/13/2017	2,211,660	2,280,600	(68,940)
TOPIX Index Futures	67	03/09/2017	8,744,555	9,001,771	(257,216)

Total					$(726,444)

Total futures contracts					$(619,333)

OTC Credit Default Swap Contracts Outstanding at January 31, 2017
Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Sell protection:
CDX.EMS.26	GSC	USD	910,000	1.00%	12/20/21	$—	$(59,122)	$(52,950)	$6,172
CDX.EMS.26	BCLY	USD	1,450,000	1.00%	12/20/21	—	(84,373)	(84,372)	1
CDX.EMS.26	GSC	USD	900,000	1.00%	12/20/21	—	(51,059)	(52,369)	(1,310)
ITRAXX.SEN.FIN.26	MSC	EUR	2,385,000	1.00%	12/20/21	501	—	14,804	14,303
ITRAXX.SEN.FIN.26	BNP	EUR	2,205,000	1.00%	12/20/21	1,485	—	13,686	12,201
ITRAXX.SEN.FIN.26	MSC	EUR	210,000	1.00%	12/20/21	—	(1,145)	1,304	2,449
ITRAXX.SEN.FIN.26	BNP	EUR	1,940,000	1.00%	12/20/21	10,990	—	12,025	1,035
ITRAXX.SEN.FIN.26	MSC	EUR	120,000	1.00%	12/20/21	399	—	745	346
ITRAXX.SEN.FIN.26	GSC	EUR	1,925,000	1.00%	12/20/21	14,253	—	11,969	(2,284)

Total						$27,628	$(195,699)	$(135,158)	$32,913

Total traded indices						$27,628	$(195,699)	$(135,158)	$32,913

Total OTC contracts						$27,628	$(195,699)	$(135,158)	$32,913

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.27	USD	4,865,000	(5.00%)	12/20/21	$246,104	$322,030	$75,926
ITRAXX.XOV.26	EUR	2,370,000	(5.00%)	12/20/21	191,736	232,194	40,458

Total					$437,840	$554,224	$116,384

Credit default swaps on indices:
Sell protection:
CDX.NA.IG.27	USD	17,460,000	1.00%	12/20/21	$220,101	$285,117	$65,016
ITRAXX.EUR.26	EUR	9,040,000	1.00%	12/20/21	135,665	134,986	(679)

Total					$355,766	$420,103	$64,337

Total					$793,606	$974,327	$180,721

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swap Contracts Outstanding at January 31, 2017
Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Fixed Rate equal to 0.200% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	06/21/18	MSC	NZD 55,870,000	USD 39,807,375	$—	$ (944,208)	$1,194,249	$2,138,457
Fixed Rate equal to 0.200% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	06/21/18	MSC	USD 39,807,375	NZD 55,870,000	944,208	—	(1,184,440)	(2,128,648)

Total						$944,208	$(944,208)	$9,809	$9,809

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2017
Counter- party	Payments made by Fund	Payments received by Fund		Notional Amount	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
JPM	6M CHF LIBOR	0.00% Fixed	CHF	1,740,000	03/16/26	$—	$—	$1,641	$1,641

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2017
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
0.96% Fixed	6M EURIBOR	EUR	8,855,000	12/15/23	$—	$—	$ 24,424	$24,424
1.80% Fixed	6M EURIBOR	EUR	4,065,000	12/16/31	—	—	47,230	47,230
6M EURIBOR	1.52% Fixed	EUR	12,250,000	12/20/26	—	—	(65,305)	(65,305)

Total					$—	$—	$6,349	$6,349

OTC Total Return Swap Contracts Outstanding at January 31, 2017
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
iPath S&P 500 VIX	MSC	USD	34,417	1M LIBOR - 3.00%	11/15/17	$—	$—	$ 3,170	$3,170
iPath S&P 500 VIX	MSC	USD	19,762	1M LIBOR - 3.00%	11/21/17	—	—	1,041	1,041
iPath S&P 500 VIX	MSC	USD	25,118	1M LIBOR - 3.00%	12/06/17	—	—	3,076	3,076
iPath S&P 500 VIX	MSC	USD	40,316	1M LIBOR - 3.00%	01/31/18	—	—	—	0
iPath S&P 500 VIX	MSC	USD	55,585	1M LIBOR - 3.00%	11/07/17	—	—	6,608	6,608
iPath S&P 500 VIX	MSC	USD	33,192	1M LIBOR - 3.00%	11/09/17	—	—	3,946	3,946
iPath S&P 500 VIX	MSC	USD	32,534	1M LIBOR - 3.00%	12/14/17	—	—	2,996	2,996
iPath S&P 500 VIX	MSC	USD	45,972	1M LIBOR - 3.00%	01/04/18	—	—	6,355	6,355
iPath S&P 500 VIX	MSC	USD	22,117	1M LIBOR - 3.00%	01/30/18	—	—	774	774
iPath S&P 500 VIX	BNP	USD	6,680,144		01/31/18	—	—	—	0
iShares MSCI ACWI ETF	BNP	USD	8,552,706	1M LIBOR + 0.11%	03/31/17	—	—	(2,402)	(2,402)
iShares MSCI ACWI ETF	GSC	USD	225,222	1M LIBOR - 0.08%	11/30/17	—	—	(63)	(63)
MSCI Indices US$ Health Care	GSC	USD	12,117,206	1M LIBOR + 0.19%	04/28/17	—	—	125,385	125,385
MSCI Indices US$ Health Care	BNP	USD	78,698	1M LIBOR + 0.30%	10/31/17	—	—	814	814
MSCI Indices US$ Health Care	BNP	USD	247,296	1M LIBOR + 0.30%	11/30/17	—	—	2,559	2,559
S&P GSCI Total Return Index	GSC	USD	14,451,398	1M LIBOR + 0.10%	04/28/17	—	—	—	0
S&P GSCI Total Return Index	BOA	USD	232,766	1M LIBOR + 0.18%	08/31/17	—	—	—	0
S&P GSCI Total Return Index	BOA	USD	126,166	1M LIBOR + 0.20%	10/31/17	—	—	—	0
S&P GSCI Total Return Index	BOA	USD	414,593	1M LIBOR + 0.32%	11/30/17	—	—	—	0
S&P Index Energy	GSC	USD	6,473,698	1M LIBOR	04/28/17	—	—	—	0
S&P Index Energy	BOA	USD	658,083	1M LIBOR + 0.18%	08/31/17	—	—	—	0
S&P Index Energy	BOA	USD	524,846	1M LIBOR + 0.30%	12/31/17	—	—	—	0
USD/CNH Volatility Index	DEUT	USD	10,000		12/13/17	—	—	(4)	(4)

Total						$—	$—	$154,255	$154,255

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	02/28/17	CBK	$542,199	$543,407	$1,208
AUD	Buy	02/28/17	NAB	543,095	544,165	1,070
BRL	Buy	02/02/17	MSC	594,141	623,239	29,098
BRL	Buy	02/02/17	BCLY	816,485	832,570	16,085
BRL	Buy	02/02/17	SSG	408,068	413,907	5,839
BRL	Buy	02/02/17	BOA	422,130	418,664	(3,466)
BRL	Buy	02/02/17	MSC	834,666	827,813	(6,853)
BRL	Buy	03/02/17	MSC	1,441,217	1,440,742	(475)
BRL	Sell	02/02/17	BCLY	839,463	832,571	6,892
BRL	Sell	02/02/17	MSC	1,451,897	1,451,052	845
BRL	Sell	02/02/17	BOA	408,985	418,664	(9,679)
CAD	Buy	02/28/17	BMO	255,734	257,514	1,780
CAD	Buy	02/28/17	GSC	844,044	845,569	1,525
CAD	Sell	02/28/17	BMO	2,746,659	2,765,777	(19,118)
CHF	Buy	02/28/17	BNP	460,777	460,442	(335)
CHF	Sell	02/28/17	SCB	715,830	723,552	(7,722)
CNH	Buy	02/13/17	CIB	2,769,803	2,775,555	5,752
CNH	Buy	12/18/17	CIB	1,686,190	1,716,247	30,057
CNH	Buy	01/03/18	NOM	1,860,014	1,919,301	59,287
CNH	Sell	02/13/17	BOA	2,830,079	2,775,555	54,524
CNH	Sell	03/07/17	JPM	2,735,879	2,765,453	(29,574)
CNH	Sell	03/08/17	SCB	1,880,511	1,844,947	35,564
CNH	Sell	03/29/17	JPM	4,717,485	4,617,093	100,392
CNH	Sell	04/06/17	BCLY	4,843,252	4,932,871	(89,619)
CNH	Sell	04/12/17	SCB	3,889,683	3,943,739	(54,056)
CNH	Sell	07/12/17	SCB	4,575,067	4,634,768	(59,701)
CNH	Sell	12/18/17	HSBC	1,677,807	1,716,247	(38,440)
CNH	Sell	01/03/18	NOM	1,882,402	1,919,301	(36,899)
CNY	Buy	02/13/17	BOA	2,821,142	2,755,663	(65,479)
CNY	Buy	03/07/17	CIB	2,731,395	2,750,582	19,187
CNY	Buy	03/08/17	SCB	1,873,566	1,834,302	(39,264)
CNY	Buy	03/29/17	JPM	4,698,913	4,596,946	(101,967)
CNY	Buy	04/06/17	BCLY	4,835,870	4,917,988	82,118
CNY	Buy	04/12/17	SCB	3,898,626	3,959,110	60,484
CNY	Buy	07/12/17	SCB	4,559,836	4,650,017	90,181
CNY	Buy	12/18/17	HSBC	1,672,511	1,732,853	60,342
CNY	Buy	01/03/18	NOM	1,881,311	1,944,336	63,025
CNY	Sell	02/13/17	CIB	2,755,991	2,755,662	329
CNY	Sell	12/18/17	CIB	1,683,435	1,732,854	(49,419)
CNY	Sell	01/03/18	NOM	1,861,993	1,944,336	(82,343)
DKK	Sell	02/28/17	BCLY	263,909	265,079	(1,170)
EUR	Buy	02/28/17	UBS	1,863,067	1,885,664	22,597
EUR	Buy	03/15/17	SSG	98,202	99,506	1,304
EUR	Sell	02/28/17	UBS	14,559,679	14,736,275	(176,596)
GBP	Sell	02/28/17	MSC	10,363,883	10,378,492	(14,609)
HUF	Sell	02/28/17	BCLY	601,086	603,743	(2,657)
INR	Buy	02/28/17	BCLY	603,037	605,308	2,271
JPY	Sell	02/10/17	CSFB	3,834,243	3,454,880	379,363
JPY	Sell	02/28/17	BCLY	14,938,771	15,048,542	(109,771)
JPY	Sell	04/17/17	JPM	5,102,225	5,152,892	(50,667)
JPY	Sell	06/20/17	MSC	3,790,207	3,475,964	314,243
KRW	Buy	02/28/17	BCLY	577,601	579,470	1,869
KRW	Sell	02/28/17	BCLY	599,021	600,960	(1,939)
KRW	Sell	02/28/17	BOA	571,865	579,470	(7,605)
MXN	Buy	02/28/17	JPM	536,240	551,895	15,655
MXN	Buy	02/28/17	SSG	391,166	396,429	5,263
MXN	Sell	02/28/17	JPM	386,987	396,428	(9,441)
NOK	Buy	02/28/17	BCLY	274,551	277,700	3,149
NOK	Sell	02/28/17	BCLY	1,167,860	1,181,253	(13,393)
NZD	Buy	02/28/17	NAB	1,015,752	1,029,964	14,212
PLN	Sell	02/28/17	BCLY	600,202	608,986	(8,784)

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

SEK	Buy	02/28/17	BOA	340,945	$344,526	3,581
SEK	Sell	02/28/17	BOA	1,459,268	1,474,594	(15,326)
SGD	Sell	02/28/17	SCB	605,989	610,366	(4,377)
TRY	Buy	02/28/17	SCB	1,299	1,315	16
TWD	Buy	02/24/17	BOA	1,472,072	1,472,174	102
TWD	Buy	02/24/17	SCB	1,461,907	1,460,842	(1,065)
TWD	Sell	02/24/17	JPM	1,476,122	1,475,046	1,076
TWD	Sell	02/24/17	SCB	624,661	624,206	455
TWD	Sell	02/24/17	BOA	1,449,678	1,457,969	(8,291)
ZAR	Buy	02/28/17	MSC	838,749	840,764	2,015
ZAR	Buy	02/28/17	SCB	645,308	637,681	(7,627)

Total						$365,028

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Canadian Imperial Bank of Commerce
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
NOM	Nomura International
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Hartford Real Total Return Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Index Abbreviations:
BIST	Borsa Istanbul 100 Index
CAC	Cotation Assistee en Continu
CBOE	Chicago Board Options Exchange
DAX	Deutscher Aktien Index
EAFE	Europe, Australasia and Far East
GSCI	Goldman Sachs Commodity
IBEX	Spanish Stock Index
KOSPI	Korea Composite Stock Price
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SPX	Standard and Poor’s 500 Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Real Total Return Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,092,230	$159,220	$1,933,010	$—
Banks	1,041,249	304,765	736,484	—
Capital Goods	3,737,371	1,331,101	2,406,270	—
Commercial & Professional Services	430,670	—	430,670	—
Consumer Durables & Apparel	1,030,575	95,493	935,082	—
Consumer Services	309,563	122,172	187,391	—
Diversified Financials	343,402	343,402	—	—
Energy	10,062,069	8,483,531	1,509,304	69,234
Food & Staples Retailing	50,803	50,803	—	—
Food, Beverage & Tobacco	385,311	—	385,311	—
Health Care Equipment & Services	4,772,323	4,121,122	651,201	—
Insurance	1,362,682	186,199	1,176,483	—
Materials	9,777,030	2,952,040	6,824,990	—
Media	731,192	—	731,192	—
Pharmaceuticals, Biotechnology & Life Sciences	8,741,371	6,761,608	1,979,763	—
Real Estate	694,208	—	694,208	—
Retailing	2,169,854	1,407,575	762,279	—
Semiconductors & Semiconductor Equipment	5,681,626	5,060,247	621,379	—
Software & Services	6,461,430	5,799,421	662,009	—
Technology Hardware & Equipment	5,953,694	4,700,017	1,253,677	—
Telecommunication Services	999,775	—	999,775	—
Transportation	616,012	352,988	263,024	—
Corporate Bonds	1,497,458	—	1,497,458	—
Foreign Government Obligations	26,469,537	—	26,469,537	—
Exchange Traded Funds	7,222,637	6,956,464	266,173	—
Short-Term Investments	16,407,962	4,356,002	12,051,960	—
Purchased Options	738,762	94,738	639,761	4,263
Foreign Currency Contracts(2)	1,492,755	—	1,492,755	—
Futures Contracts(2)	354,094	354,094	—	—
Swaps - Credit Default(2)	217,907	—	217,907	—
Swaps - Cross Currency(2)	2,138,457	—	2,138,457	—
Swaps - Interest Rate(2)	73,295	—	73,295	—
Swaps - Total Return(2)	156,724	—	156,724	—

Total	$124,214,028	$53,993,002	$70,147,529	$73,497

Liabilities
Foreign Currency Contracts(2)	$(1,127,727)	$—	$(1,127,727)	$—
Futures Contracts(2)	(973,427)	(973,427)	—	—
Swaps - Credit Default(2)	(4,273)	—	(4,273)	—
Swaps - Cross Currency(2)	(2,128,648)	—	(2,128,648)	—
Swaps - Interest Rate(2)	(65,305)	—	(65,305)	—
Swaps - Total Return(2)	(2,469)	—	(2,469)	—
Written Options	(668,201)	(493,730)	(174,471)	—

Total	$(4,970,050)	$(1,467,157)	$(3,502,893)	$—

(1) For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 and investments valued at $62,423 were transferred from Level 1 to Level 3 due to the unavailability of active market pricing.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Short Duration Fund

  Schedule of Investments

  January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 13.2%
	Asset-Backed - Automobile - 0.8%
	AmeriCredit Automobile Receivables Trust
$ 380,000	1.81%, 10/08/2020	$381,152
2,000,000	2.72%, 09/09/2019	2,010,118
151,399	Chesapeake Funding LLC 1.22%, 01/07/2025(1)(2)	151,309
111,998	Credit Acceptance Automotive Loan Trust 1.55%, 10/15/2021(1)	112,007
	GM Financial Automobile Leasing Trust
1,055,000	1.97%, 05/20/2020	1,044,714
1,905,000	2.14%, 06/20/2019	1,908,662
699,770	M&T Bank Automotive Receivables Trust 1.57%, 08/15/2018(1)	699,845
413,060	Prestige Automotive Receivables Trust 1.52%, 04/15/2020(1)	413,181
655,000	Westlake Automobile Receivables Trust 2.30%, 11/15/2019(1)	655,267

		7,376,255

	Asset-Backed - Credit Card - 0.4%
2,480,000	Golden Credit Card Trust 1.60%, 09/15/2021(1)	2,453,753
1,645,000	Synchrony Credit Card Master Note Trust 2.04%, 03/15/2022	1,653,581

		4,107,334

	Asset-Backed - Finance & Insurance - 7.5%
3,000,000	American Tower Trust I 1.55%, 03/15/2043(1)	2,995,200
	Apidos CLO
2,250,000	2.12%, 04/15/2025(1)(2)	2,244,901
3,110,000	2.33%, 04/17/2026(1)(2)	3,108,429
	Carlyle Global Market Strategies Ltd.
870,000	2.17%, 04/18/2025(1)(2)	868,745
2,500,000	2.82%, 04/17/2025(1)(2)	2,508,482
2,750,000	3.13%, 07/20/2023(1)(2)	2,750,685
1,500,000	Cent CLO Ltd. 2.52%, 01/25/2026(1)(2)	1,499,246
	CIFC Funding Ltd.
2,125,000	2.17%, 04/16/2025(1)(2)	2,125,047
2,180,000	2.41%, 08/14/2024(1)(2)	2,178,112
3,470,000	2.79%, 01/29/2025(1)(2)	3,477,575
1,689,900	DB Master Finance LLC 3.26%, 02/20/2045(1)	1,694,907
1,460,000	Dryden Senior Loan Fund 2.37%, 04/18/2026(1)(2)	1,460,064
435,000	Ford Credit Floorplan Master Owner Trust A 1.40%, 02/15/2019	434,957
57,791	Hasco NIM Cayman Co. 6.25%, 12/26/2035*(1)(3)	—
3,250,000	Limerock CLO Ltd. 2.31%, 04/18/2026(1)(2)	3,248,375
180,481	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046*(1)(3)	—
4,680,000	Magnetite CLO Ltd. 2.99%, 07/25/2026(1)(2)	4,704,678
2,670,000	MMAF Equipment Finance LLC 1.59%, 02/08/2022(1)	2,660,109
	Nationstar HECM Loan Trust
374,016	2.01%, 08/25/2026(1)	373,350
741,313	2.24%, 06/25/2026(1)	745,251
416,125	2.98%, 02/25/2026(1)	416,285
4,205,000	NRZ Advance Receivables Trust 3.11%, 12/15/2050(1)	4,196,977

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 2,500,000	Octagon Investment Partners Ltd. 2.14%, 07/17/2025(1)(2)	$2,496,320
1,540,000	Ocwen Master Advance Receivables Trust 3.21%, 11/15/2047(1)	1,539,318
2,500,000	Race Point CLO Ltd. 2.48%, 05/24/2023(1)(2)	2,520,457
2,060,000	SBA Tower Trust 2.90%, 10/15/2044(1)	2,074,268
1,145,000	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)	1,147,009
547,761	Springleaf Funding Trust 2.41%, 12/15/2022(1)	548,531
3,840,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	3,818,333
102,500	Structured Asset Securities Corp. 0.92%, 02/25/2036(2)	102,439
4,035,000	Symphony CLO L.P. 2.51%, 01/09/2023(1)(2)	4,055,361
2,500,000	Verizon Owner Trust 1.42%, 01/20/2021(1)	2,481,975
1,910,000	Vibrant CLO Ltd. 2.51%, 04/20/2026(1)(2)	1,909,035

		66,384,421

	Asset-Backed - Home Equity - 0.8%
788,802	Accredited Mortgage Loan Trust 1.44%, 01/25/2035(2)	778,187
264,474	Aegis Asset Backed Securities Trust 1.87%, 09/25/2034(2)	264,182
1,395,474	Morgan Stanley Capital I Trust 1.53%, 01/25/2035(2)	1,379,771
4,000,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	3,964,612
107,852	Renaissance Home Equity Loan Trust 9.79%, 04/25/2037*(1)(2)	1
500,942	Residential Asset Securities Corp. 5.28%, 07/25/2034(2)	515,426

		6,902,179

	Commercial Mortgage - Backed Securities - 1.7%
2,436,742	CD Mortgage Trust 5.89%, 11/15/2044(2)	2,469,739
117,430	Citigroup Commercial Mortgage Trust 0.69%, 09/10/2045	117,363
	COMM Mortgage Trust
103,420	0.70%, 10/15/2045	103,333
602,439	1.28%, 08/10/2046	601,258
954,149	DBUBS Mortgage Trust 0.75%, 11/10/2046(1)(2)(4)	20,545
	FREMF Mortgage Trust
5,065,400	3.00%, 10/25/2047(1)(2)	5,026,985
885,000	3.82%, 06/25/2047(1)(2)	909,005
2,370,000	4.16%, 09/25/2044(1)(2)	2,414,670
	GS Mortgage Securities Trust
9,527	0.66%, 11/10/2045	9,524
168,921	1.21%, 07/10/2046	168,909
	JP Morgan Chase Commercial Mortgage Securities Trust
190,288	1.30%, 01/15/2046	190,225
1,693,514	3.91%, 05/05/2030(1)	1,770,180
680,217	Morgan Stanley Reremic Trust 1.00%, 03/27/2051(1)	673,197
146,371	UBS-Barclays Commercial Mortgage Trust 0.73%, 08/10/2049	146,270
191,980	WF-RBS Commercial Mortgage Trust 0.67%, 11/15/2045	191,766

		14,812,969

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Whole Loan Collateral CMO - 2.0%
$ 1,100,323	COLT Mortgage Loan Trust 2.80%, 12/26/2046(1)(2)	$1,101,096
	Connecticut Avenue Securities
533,334	1.72%, 05/25/2024(2)	533,805
977,811	1.97%, 07/25/2024(2)	980,044
2,500,000	Mortgage Repurchase Agreement Financing Trust 1.93%, 06/10/2019(1)(2)	2,499,390
	New Residential Mortgage Loan Trust
1,086,064	3.25%, 09/25/2056(1)(2)	1,099,826
1,055,484	3.75%, 11/26/2035(1)(2)	1,094,669
824,679	3.75%, 03/25/2056(1)(2)	835,944
1,151,914	3.75%, 11/25/2056(1)(2)	1,192,786
	Towd Point Mortgage Trust
2,021,345	2.25%, 08/25/2055(1)(2)	2,004,715
3,318,664	2.25%, 07/25/2056(1)(2)	3,283,898
829,515	2.75%, 02/25/2055(1)(2)	831,711
1,897,824	2.75%, 04/25/2055(1)(2)	1,900,776
818,006	2.75%, 05/25/2055(1)(2)	819,393

		18,178,053

	Total Asset & Commercial Mortgage Backed Securities (cost $118,191,776)	117,761,211

Corporate Bonds - 58.9%
	Aerospace/Defense - 0.0%
365,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020(1)	369,419

	Agriculture - 0.3%
2,000,000	Imperial Brands Finance plc 2.05%, 02/11/2018(1)	2,002,240
644,000	Reynolds American, Inc. 3.25%, 06/12/2020	660,507

		2,662,747

	Auto Manufacturers - 3.6%
2,500,000	American Honda Finance Corp. 1.70%, 09/09/2021	2,413,013
	Daimler Finance NA LLC
2,000,000	2.00%, 07/06/2021(1)	1,938,002
2,500,000	2.25%, 09/03/2019(1)	2,502,460
	Ford Motor Credit Co. LLC
3,500,000	2.02%, 05/03/2019	3,468,591
2,000,000	2.46%, 03/27/2020	1,979,522
	General Motors Financial Co., Inc.
2,500,000	3.20%, 07/13/2020	2,518,265
2,500,000	3.20%, 07/06/2021	2,488,168
	Harley-Davidson Financial Services, Inc.
840,000	2.40%, 09/15/2019(1)	845,032
2,500,000	2.85%, 01/15/2021(1)	2,513,650
	Hyundai Capital America
2,000,000	2.00%, 07/01/2019(1)	1,980,900
2,490,000	2.60%, 03/19/2020(1)	2,481,845
	Nissan Motor Acceptance Corp.
2,500,000	2.35%, 03/04/2019(1)	2,513,897
1,250,000	2.55%, 03/08/2021(1)	1,245,995
2,000,000	Toyota Motor Credit Corp. 2.13%, 07/18/2019	2,011,758
750,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(1)	750,470

		31,651,568

	Auto Parts & Equipment - 0.1%
500,000	Delphi Automotive plc 3.15%, 11/19/2020	508,654

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Beverages - 0.8%
$ 4,000,000	Anheuser-Busch InBev Finance, Inc. 2.65%, 02/01/2021	$4,023,316
2,500,000	Anheuser-Busch InBev Worldwide, Inc. 1.72%, 08/01/2018(2)	2,517,615
625,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	609,619

		7,150,550

	Biotechnology - 0.5%
1,500,000	Amgen, Inc. 2.13%, 05/01/2020	1,492,749
1,055,000	Biogen, Inc. 2.90%, 09/15/2020	1,072,173
2,000,000	Celgene Corp. 2.88%, 08/15/2020	2,031,684

		4,596,606

	Chemicals - 0.5%
4,500,000	Air Liquide Finance S.A. 1.75%, 09/27/2021(1)	4,341,555

	Commercial Banks - 21.6%
	ABN Amro Bank N.V.
1,500,000	1.80%, 09/20/2019(1)	1,480,776
1,000,000	2.45%, 06/04/2020(1)	997,551
	Bank of America Corp.
3,020,000	2.15%, 11/09/2020	2,969,956
3,500,000	2.50%, 10/21/2022	3,382,316
2,000,000	2.63%, 10/19/2020	2,003,214
2,000,000	2.63%, 04/19/2021	1,984,964
1,500,000	Bank of Montreal 2.38%, 01/25/2019	1,514,853
	Bank of New York Mellon Corp.
1,395,000	2.09%, 10/30/2023(2)	1,418,257
1,500,000	2.30%, 09/11/2019	1,515,221
	Bank of Nova Scotia
2,000,000	1.65%, 06/14/2019	1,984,576
1,000,000	1.95%, 01/15/2019	1,002,414
3,250,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 2.35%, 09/08/2019(1)	3,253,178
3,000,000	Banque Federative du Credit Mutuel S.A. 2.00%, 04/12/2019(1)	2,989,329
	Barclays plc
2,500,000	2.75%, 11/08/2019	2,505,337
1,850,000	2.88%, 06/08/2020	1,841,908
2,625,000	3.25%, 01/12/2021	2,627,265
1,750,000	BB&T Corp. 2.05%, 05/10/2021	1,721,218
	BNP Paribas S.A.
1,500,000	2.38%, 05/21/2020	1,496,705
2,000,000	2.70%, 08/20/2018	2,025,698
	BPCE S.A.
1,390,000	2.50%, 12/10/2018	1,401,676
1,650,000	2.50%, 07/15/2019	1,658,597
2,500,000	Canadian Imperial Bank of Commerce 1.60%, 09/06/2019	2,474,642
1,250,000	Capital One NA/Mclean VA 2.25%, 09/13/2021	1,222,138
	CIT Group, Inc.
2,500,000	4.25%, 08/15/2017	2,525,000
1,250,000	5.00%, 05/15/2017	1,262,500
	Citigroup, Inc.
2,000,000	2.40%, 02/18/2020	1,999,884
965,000	2.50%, 07/29/2019	971,217
4,500,000	2.65%, 10/26/2020	4,511,277

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 770,000	Citizens Bank NA 2.55%, 05/13/2021	$766,608
665,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	653,951
1,555,000	Compass Bank 2.75%, 09/29/2019	1,547,671
	Cooperatieve Rabobank UA
1,650,000	2.50%, 01/19/2021	1,648,470
1,500,000	2.75%, 01/10/2022	1,498,206
1,800,000	Credit Agricole S.A. 2.75%, 06/10/2020(1)	1,809,315
1,250,000	Credit Suisse AG 1.70%, 04/27/2018	1,249,149
2,001,000	Credit Suisse Group AG 3.57%, 01/09/2023(1)	1,991,777
2,000,000	Credit Suisse Group Funding Guernsey Ltd. 3.45%, 04/16/2021	2,022,070
	Danske Bank A/S
1,120,000	2.00%, 09/08/2021(1)	1,088,079
1,250,000	2.80%, 03/10/2021(1)	1,259,350
2,000,000	Deutsche Bank AG/London 1.88%, 02/13/2018	1,993,820
2,600,000	Discover Bank/Greenwood 3.10%, 06/04/2020	2,635,282
2,150,000	DNB Bank ASA 2.38%, 06/02/2021(1)	2,128,627
	Fifth Third Bancorp
1,100,000	2.25%, 06/14/2021	1,085,985
4,250,000	2.38%, 04/25/2019	4,285,632
	Goldman Sachs Group, Inc.
1,225,000	2.35%, 11/15/2021	1,193,097
660,000	2.63%, 04/25/2021	655,472
545,000	2.75%, 09/15/2020	548,262
1,005,000	2.88%, 02/25/2021	1,007,680
4,000,000	3.00%, 04/26/2022	3,973,344
	HSBC Holdings plc
1,800,000	2.95%, 05/25/2021	1,802,362
1,150,000	3.40%, 03/08/2021	1,171,825
	HSBC USA, Inc.
2,090,000	1.63%, 01/16/2018	2,091,356
1,550,000	2.35%, 03/05/2020	1,545,869
	Huntington Bancshares Inc.
2,000,000	2.30%, 01/14/2022	1,941,144
1,700,000	3.15%, 03/14/2021	1,722,486
1,785,000	Huntington National Bank 2.20%, 04/01/2019	1,789,407
2,395,000	ING Bank N.V. 2.50%, 10/01/2019(1)	2,409,799
	JP Morgan Chase & Co.
1,800,000	2.27%, 10/24/2023(2)	1,830,834
4,000,000	2.30%, 08/15/2021	3,930,556
3,000,000	2.40%, 06/07/2021	2,966,460
3,000,000	2.55%, 03/01/2021	2,990,199
1,500,000	2.75%, 06/23/2020	1,518,776
	KeyBank NA
1,000,000	1.60%, 08/22/2019	987,996
2,000,000	2.50%, 12/15/2019	2,017,350
905,000	2.50%, 11/22/2021	899,092
	Manufacturers & Traders Trust Co.
1,045,000	1.99%, 12/28/2020(2)	1,038,629
2,500,000	2.25%, 07/25/2019	2,521,327
1,500,000	Mizuho Financial Group, Inc. 2.63%, 04/12/2021(1)	1,485,357
	Morgan Stanley
1,290,000	2.20%, 12/07/2018	1,294,924
2,000,000	2.44%, 10/24/2023(2)	2,023,680

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 920,000	2.50%, 04/21/2021	$908,426
1,500,000	2.65%, 01/27/2020	1,510,115
1,750,000	5.63%, 09/23/2019	1,895,750
1,500,000	6.63%, 04/01/2018	1,582,038
1,000,000	National Australia Bank Ltd. 1.88%, 07/12/2021	967,377
1,750,000	National Bank of Canada 2.10%, 12/14/2018	1,756,499
2,000,000	Nordea Bank AB 1.63%, 09/30/2019(1)	1,974,924
	PNC Bank NA
1,750,000	2.25%, 07/02/2019	1,763,660
1,500,000	2.45%, 11/05/2020	1,506,684
2,250,000	Regions Financial Corp. 3.20%, 02/08/2021	2,289,319
	Royal Bank of Canada
2,000,000	1.63%, 04/15/2019	1,986,010
1,250,000	2.00%, 12/10/2018	1,255,470
1,500,000	2.50%, 01/19/2021	1,506,231
	Santander Holdings USA, Inc.
1,115,000	2.65%, 04/17/2020	1,106,188
1,000,000	2.70%, 05/24/2019	1,002,417
2,250,000	Santander UK plc 2.38%, 03/16/2020	2,241,556
	Skandinaviska Enskilda Banken AB
1,250,000	1.75%, 03/19/2018(1)	1,248,773
1,400,000	2.63%, 11/17/2020(1)	1,403,517
	Societe Generale S.A.
1,200,000	2.63%, 10/01/2018	1,215,164
1,800,000	3.25%, 01/12/2022(1)	1,787,582
3,000,000	Standard Chartered plc 2.40%, 09/08/2019(1)	2,989,962
2,200,000	Sumitomo Mitsui Banking Corp. 2.65%, 07/23/2020	2,200,689
	SunTrust Banks, Inc.
1,750,000	2.50%, 05/01/2019	1,766,313
895,000	2.90%, 03/03/2021	905,198
	Svenska Handelsbanken AB
1,010,000	1.88%, 09/07/2021	976,393
2,000,000	2.25%, 06/17/2019	2,007,704
1,500,000	2.45%, 03/30/2021	1,493,775
1,800,000	Swedbank AB 1.75%, 03/12/2018(1)	1,799,822
	Toronto-Dominion Bank
1,500,000	2.13%, 04/07/2021	1,478,627
2,000,000	2.50%, 12/14/2020	2,007,918
	UBS Group Funding Jersey Ltd.
1,000,000	2.95%, 09/24/2020(1)	1,000,689
1,750,000	3.00%, 04/15/2021(1)	1,746,530
	Wells Fargo & Co.
2,000,000	2.10%, 07/26/2021	1,944,710
1,875,000	2.15%, 01/30/2020	1,869,495
3,000,000	2.27%, 10/31/2023(2)	3,032,295
2,500,000	2.50%, 03/04/2021	2,474,932

		192,365,694

	Commercial Services - 0.6%
195,000	Catholic Health Initiatives 1.60%, 11/01/2017	195,080
1,870,000	ERAC USA Finance LLC 2.35%, 10/15/2019(1)	1,868,597
	Total System Services, Inc.
2,075,000	2.38%, 06/01/2018	2,085,815
1,500,000	3.80%, 04/01/2021	1,547,471

		5,696,963

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Construction Materials - 0.2%
$ 2,000,000	Fortune Brands Home & Security, Inc. 3.00%, 06/15/2020	$2,018,066

	Diversified Financial Services - 3.8%
1,665,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 2.75%, 05/15/2017	1,669,995
	Air Lease Corp.
2,705,000	2.13%, 01/15/2018	2,713,358
2,500,000	2.13%, 01/15/2020	2,469,250
3,000,000	Ally Financial, Inc. 3.25%, 11/05/2018	3,022,500
2,500,000	Capital One Bank USA NA 2.30%, 06/05/2019	2,511,158
1,150,000	Credit Agricole S.A. 2.38%, 07/01/2021(1)	1,129,321
3,130,000	GE Capital International Funding Co. 2.34%, 11/15/2020	3,138,235
1,217,000	General Electric Co. 2.20%, 01/09/2020	1,231,094
2,025,000	LeasePlan Corp. N.V. 2.88%, 01/22/2019(1)	2,031,280
2,500,000	Macquarie Group Ltd. 3.00%, 12/03/2018(1)	2,534,345
1,700,000	National Rural Utilities Cooperative Finance Corp. 1.65%, 02/08/2019	1,697,674
	Nationstar Mortgage LLC / Nationstar Capital Corp.
2,000,000	6.50%, 08/01/2018	2,030,000
1,250,000	6.50%, 07/01/2021	1,273,438
2,365,000	Protective Life Global Funding 1.72%, 04/15/2019(1)	2,345,978
1,350,000	Societe Generale S.A. 2.50%, 04/08/2021(1)	1,337,066
	Synchrony Financial
610,000	2.70%, 02/03/2020	611,428
2,255,000	3.00%, 08/15/2019	2,287,449

		34,033,569

	Electric - 1.7%
1,000,000	Ameren Illinois Co. 9.75%, 11/15/2018	1,137,721
500,000	American Electric Power Co., Inc. 1.65%, 12/15/2017	499,913
1,200,000	Commonwealth Edison Co. 6.95%, 07/15/2018	1,282,716
	Dominion Resources, Inc.
2,500,000	2.50%, 12/01/2019	2,531,120
490,000	2.96%, 07/01/2019	496,547
395,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	391,967
1,055,000	Eversource Energy 2.50%, 03/15/2021	1,047,925
805,000	Exelon Corp. 2.85%, 06/15/2020	816,281
2,285,000	Fortis, Inc. 2.10%, 10/04/2021(1)	2,211,551
	NextEra Energy Capital Holdings, Inc.
325,000	1.65%, 09/01/2018	324,231
1,520,000	2.30%, 04/01/2019	1,534,461
3,000,000	Southern Co. 2.35%, 07/01/2021	2,953,644

		15,228,077

	Electronics - 0.2%
630,000	Arrow Electronics, Inc. 3.00%, 03/01/2018	636,329

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 850,000	Fortive Corp. 2.35%, 06/15/2021(1)	$839,187

		1,475,516

	Engineering & Construction - 0.3%
	SBA Tower Trust
1,300,000	2.24%, 04/15/2043(1)	1,302,189
1,310,000	2.93%, 12/09/2042(1)	1,311,135

		2,613,324

	Food - 2.0%
4,000,000	Danone S.A. 2.08%, 11/02/2021(1)	3,888,984
330,000	JM Smucker Co. 2.50%, 03/15/2020	332,906
	Kraft Heinz Foods Co.
2,000,000	2.00%, 07/02/2018	2,003,358
1,425,000	2.80%, 07/02/2020	1,441,414
	Kroger Co.
1,415,000	1.50%, 09/30/2019	1,394,971
540,000	2.60%, 02/01/2021	538,599
1,250,000	7.00%, 05/01/2018	1,329,900
2,500,000	Mondelez International Holdings Netherlands B.V. 2.00%, 10/28/2021(1)	2,404,687
3,000,000	Mondelez International, Inc. 1.55%, 02/01/2019(2)	2,999,844
1,195,000	Tyson Foods, Inc. 2.65%, 08/15/2019	1,211,068

		17,545,731

	Forest Products & Paper - 0.3%
2,650,000	Georgia-Pacific LLC 2.54%, 11/15/2019(1)	2,684,190

	Healthcare-Products - 0.5%
1,680,000	Medtronic, Inc. 2.50%, 03/15/2020	1,700,462
2,750,000	Zimmer Biomet Holdings, Inc. 2.00%, 04/01/2018	2,757,926

		4,458,388

	Healthcare-Services - 1.4%
3,350,000	Aetna, Inc. 2.40%, 06/15/2021	3,362,221
4,000,000	Anthem, Inc. 2.25%, 08/15/2019	4,016,296
1,810,000	Dignity Health 2.64%, 11/01/2019	1,825,544
590,000	Laboratory Corp. of America Holdings 2.63%, 02/01/2020	592,466
	UnitedHealth Group, Inc.
1,525,000	2.13%, 03/15/2021	1,511,585
835,000	2.70%, 07/15/2020	848,787

		12,156,899

	Holding Companies-Diversified - 0.3%
2,500,000	Hutchison Whampoa International Ltd. 1.63%, 10/31/2017(1)	2,493,750

	Home Furnishings - 0.2%
1,400,000	Whirlpool Corp. 2.40%, 03/01/2019	1,413,185

	Housewares - 0.0%
355,000	Newell Brands, Inc. 2.05%, 12/01/2017	356,220

	Insurance - 2.7%
4,000,000	American International Group, Inc. 2.30%, 07/16/2019	4,025,836

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,705,000	Berkshire Hathaway, Inc. 2.20%, 03/15/2021	$1,704,935
775,000	Chubb INA Holdings, Inc. 2.30%, 11/03/2020	777,138
	Marsh & McLennan Cos., Inc.
985,000	2.35%, 09/10/2019	990,932
770,000	2.55%, 10/15/2018	778,609
2,300,000	MassMutual Global Funding II 2.00%, 04/15/2021(1)	2,246,311
1,500,000	Metropolitan Life Global Funding I 1.95%, 09/15/2021(1)	1,456,700
	Principal Life Global Funding
2,000,000	1.50%, 04/18/2019(1)	1,981,856
1,255,000	2.20%, 04/08/2020(1)	1,250,375
	Prudential Financial, Inc.
2,000,000	1.69%, 08/15/2018(2)	2,007,914
1,500,000	2.35%, 08/15/2019	1,511,459
390,000	QBE Insurance Group Ltd. 2.40%, 05/01/2018(1)	391,510
861,000	TIAA Asset Management Finance Co. LLC 2.95%, 11/01/2019(1)	876,041
705,000	Trinity Acquisition plc 3.50%, 09/15/2021	713,569
1,445,000	Unum Group 3.00%, 05/15/2021	1,441,926
1,715,000	Voya Financial, Inc. 2.90%, 02/15/2018	1,733,349

		23,888,460

	Internet - 0.2%
2,000,000	Netflix, Inc. 5.50%, 02/15/2022	2,142,500

	Iron/Steel - 0.2%
1,500,000	Steel Dynamics, Inc. 5.13%, 10/01/2021	1,552,500

	IT Services - 1.3%
4,000,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.48%, 06/01/2019(1)	4,082,296
	Hewlett Packard Enterprise Co.
2,750,000	2.85%, 10/05/2018	2,785,428
1,250,000	3.60%, 10/15/2020	1,283,183
	NCR Corp.
1,250,000	4.63%, 02/15/2021	1,275,000
2,200,000	5.00%, 07/15/2022	2,252,250

		11,678,157

	Lodging - 0.6%
1,500,000	Marriott International, Inc. 2.30%, 01/15/2022	1,455,420
2,000,000	MGM Resorts International 5.25%, 03/31/2020	2,102,500
1,845,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	1,886,513

		5,444,433

	Machinery-Diversified - 0.2%
2,000,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	2,072,500

	Media - 1.3%
3,000,000	CBS Corp. 2.30%, 08/15/2019	3,010,353
1,685,000	Charter Communications Operating LLC / Charter Communications Operating Capital 3.58%, 07/23/2020	1,726,215
400,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(1)	425,000

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 2,195,000	Scripps Networks Interactive, Inc. 2.80%, 06/15/2020	$2,214,626
1,770,000	Sky plc 2.63%, 09/16/2019(1)	1,778,409
	Viacom, Inc.
955,000	2.20%, 04/01/2019	952,791
1,500,000	2.75%, 12/15/2019	1,503,717

		11,611,111

	Mining - 0.3%
1,500,000	Anglo American Capital plc 4.13%, 04/15/2021(1)	1,522,500
1,015,000	Freeport-McMoRan, Inc. 2.38%, 03/15/2018	1,011,955

		2,534,455

	Miscellaneous Manufacturing - 0.2%
1,500,000	Pentair Finance S.A. 2.90%, 09/15/2018	1,519,020

	Office/Business Equipment - 0.4%
3,250,000	Pitney Bowes, Inc. 3.38%, 10/01/2021	3,200,818

	Oil & Gas - 1.7%
2,500,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	2,687,363
1,575,000	BP Capital Markets plc 2.32%, 02/13/2020	1,583,144
680,000	ConocoPhillips Co. 4.20%, 03/15/2021	719,975
1,755,000	Exxon Mobil Corp. 2.22%, 03/01/2021	1,756,967
1,726,000	Marathon Oil Corp. 2.70%, 06/01/2020	1,714,524
	Noble Energy, Inc.
1,015,000	4.15%, 12/15/2021	1,062,953
1,595,000	8.25%, 03/01/2019	1,786,344
455,000	Petroleos Mexicanos 5.50%, 02/04/2019	476,658
1,565,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021	1,605,682
2,000,000	Suncor Energy, Inc. 6.10%, 06/01/2018	2,111,414

		15,505,024

	Oil & Gas Services - 0.3%
2,500,000	Schlumberger Holdings Corp. 3.00%, 12/21/2020(1)	2,554,408

	Pharmaceuticals - 2.3%
	AbbVie, Inc.
1,250,000	2.30%, 05/14/2021	1,230,114
1,330,000	2.50%, 05/14/2020	1,336,033
	Actavis Funding SCS
490,000	2.45%, 06/15/2019	494,072
3,855,000	3.00%, 03/12/2020	3,915,146
715,000	Baxalta, Inc. 2.00%, 06/22/2018	715,937
1,300,000	Bayer U.S. Finance LLC 2.38%, 10/08/2019(1)	1,304,242
	Cardinal Health, Inc.
370,000	1.70%, 03/15/2018	370,010
1,435,000	2.40%, 11/15/2019	1,445,699
2,115,000	Express Scripts Holding Co. 2.25%, 06/15/2019	2,120,977
945,000	Mylan N.V. 3.75%, 12/15/2020	956,582

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 285,000	Perrigo Finance Unlimited Co. 3.50%, 03/15/2021	$288,639
3,000,000	Shire Acquisitions Investments Ireland DAC 1.90%, 09/23/2019	2,964,405
	Teva Pharmaceutical Finance Netherlands III B.V.
1,125,000	1.70%, 07/19/2019	1,104,824
1,800,000	2.20%, 07/21/2021	1,714,876

		19,961,556

	Pipelines - 1.2%
1,195,000	Columbia Pipeline Group, Inc. 2.45%, 06/01/2018	1,201,593
	Enterprise Products Operating LLC
1,195,000	2.55%, 10/15/2019	1,208,428
1,700,000	2.85%, 04/15/2021	1,713,721
1,175,000	Kinder Morgan Energy Partners L.P. 5.30%, 09/15/2020	1,279,278
865,000	Kinder Morgan, Inc. 3.05%, 12/01/2019	880,603
4,300,000	Plains All American Pipeline L.P. / PAA Finance Corp. 6.50%, 05/01/2018	4,534,831

		10,818,454

	Real Estate - 0.1%
1,100,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%, 10/05/2020(1)	1,120,959

	Real Estate Investment Trusts - 1.5%
1,755,000	American Tower Corp. 3.30%, 02/15/2021	1,775,111
240,000	Crown Castle International Corp. 3.40%, 02/15/2021	243,406
2,580,000	ERP Operating L.P. 2.38%, 07/01/2019	2,604,974
544,659	Realogy Corp. 3.03%, 07/20/2022	547,927
1,870,000	Scentre Group 2.38%, 11/05/2019(1)	1,872,988
	Simon Property Group L.P.
1,000,000	2.50%, 09/01/2020	1,007,423
860,000	2.50%, 07/15/2021	862,038
3,000,000	Ventas Realty L.P. / Ventas Capital Corp. 2.00%, 02/15/2018	3,007,350
1,010,000	Welltower, Inc. 2.25%, 03/15/2018	1,015,886

		12,937,103

	Retail - 0.8%
320,000	AutoZone, Inc. 1.63%, 04/21/2019	317,545
	CVS Health Corp.
2,350,000	2.13%, 06/01/2021	2,300,361
715,000	2.80%, 07/20/2020	725,101
3,000,000	Home Depot, Inc. 2.00%, 04/01/2021	2,981,466
550,000	McDonald’s Corp. 2.75%, 12/09/2020	557,921

		6,882,394

	Savings & Loans - 0.1%
885,000	Nationwide Building Society 2.35%, 01/21/2020(1)	883,472

	Semiconductors - 1.2%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
2,700,000	2.38%, 01/15/2020(1)	2,694,603
2,700,000	3.00%, 01/15/2022(1)	2,688,268
2,000,000	NXP B.V. / NXP Funding LLC 4.13%, 06/01/2021(1)	2,064,800

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 3,450,000	TSMC Global Ltd. 1.63%, 04/03/2018(1)	$3,439,800

		10,887,471

	Software - 0.3%
541,000	Fidelity National Information Services, Inc. 2.25%, 08/15/2021	529,312
2,375,000	Oracle Corp. 1.90%, 09/15/2021
		2,317,943

		2,847,255

	Telecommunications - 1.6%
	AT&T, Inc.
915,000	1.75%, 01/15/2018	915,566
2,790,000	2.45%, 06/30/2020	2,768,403
2,000,000	2.80%, 02/17/2021	1,991,766
2,180,000	Cisco Systems, Inc. 2.20%, 02/28/2021	2,174,524
4,495,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	4,500,619
1,900,000	Verizon Communications, Inc. 4.50%, 09/15/2020	2,028,024

		14,378,902

	Toys/Games/Hobbies - 0.2%
2,000,000	Mattel, Inc. 2.35%, 05/06/2019	2,007,922

	Transportation - 1.1%
3,450,000	AP Moeller - Maersk A/S 2.55%, 09/22/2019(1)	3,452,477
825,000	FedEx Corp. 2.30%, 02/01/2020	826,237
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,050,000	2.50%, 06/15/2019(1)	2,060,959
45,000	2.88%, 07/17/2018(1)	45,538
1,000,000	3.20%, 07/15/2020(1)	1,018,748
	Ryder System, Inc.
1,270,000	2.25%, 09/01/2021	1,243,138
1,075,000	2.45%, 09/03/2019	1,081,441

		9,728,538

	Trucking & Leasing - 0.2%
2,125,000	TTX Co. 2.25%, 02/01/2019(1)	2,128,083

	Total Corporate Bonds (cost $523,189,599)	524,106,166

Foreign Government Obligations - 0.3%
	Saudi Arabia - 0.3%
2,810,000	Saudi Government International Bond 2.38%, 10/26/2021(1)	2,736,940

	Total Foreign Government Obligations (cost $2,782,097)	2,736,940

Municipal Bonds - 0.4%
	General - 0.3%
2,500,000	Florida State Board of Administration Finance Corp. Rev 2.16%, 07/01/2019	2,514,525
365,000	New Jersey Economic Development Auth 0.00%, 02/15/2018(5)	357,335

		2,871,860

	General Obligation - 0.1%
265,000	Illinois State, GO 5.88%, 03/01/2019	280,542

	Total Municipal Bonds (cost $3,135,932)	3,152,402

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Senior Floating Rate Interests - 21.6%(6)
	Advertising - 0.2%
	Acosta Holdco, Inc.
$ 1,676,563	4.29%, 09/26/2021	$1,617,883

	Aerospace/Defense - 0.7%
1,556,945	BE Aerospace, Inc. 3.94%, 12/16/2021	1,562,395
480,250	Fly Funding II S.a.r.l. 3.64%, 02/09/2022	483,102
3,886,509	TransDigm, Inc. 3.78%, 06/09/2023	3,875,044

		5,920,541

	Airlines - 0.7%
	American Airlines, Inc.
980,000	3.26%, 10/10/2021	985,312
1,573,493	3.28%, 06/27/2020	1,581,360
1,000,000	3.28%, 04/28/2023	1,005,360
1,975,000	Delta Air Lines, Inc. 3.28%, 08/24/2022	1,992,005
893,250	Pilot Travel Centers LLC 3.53%, 05/25/2023	893,991

		6,458,028

	Auto Manufacturers - 0.2%
	Chrysler Group LLC
359,777	3.27%, 12/31/2018	360,003
1,257,055	3.53%, 05/24/2017	1,257,445
583,946	Jaguar Holding Co. 4.25%, 08/18/2022	586,761

		2,204,209

	Beverages - 0.0%
416,444	Oak Tea, Inc. 3.50%, 07/02/2022	419,047

	Biotechnology - 0.3%
2,879,699	Alkermes, Inc. 3.52%, 09/25/2021	2,894,098

	Chemicals - 0.9%
285,000	Atotech B.V. 0.00%, 01/31/2024(7)	286,425
476,977	Chemours Co. 3.78%, 05/12/2022	475,188
2,267,579	Huntsman International LLC 3.93%, 04/01/2023	2,288,123
1,484,865	Ineos U.S. Finance LLC 3.75%, 05/04/2018	1,485,058
434,173	MacDermid, Inc. 5.00%, 06/07/2023	439,735
1,283,550	Nexeo Solutions LLC 5.26%, 06/09/2023	1,293,177
466,471	PolyOne Corp. 3.00%, 11/12/2022	469,190
1,060,000	Univar, Inc. 0.00%, 07/01/2022(7)	1,057,848

		7,794,744

	Commercial Services - 1.4%
992,347	Brickman Group Ltd. LLC 4.00%, 12/18/2020	995,731
620,688	Bright Horizons Family Solutions, Inc. 3.52%, 11/07/2023	627,087
750,000	Conduent, Inc. 6.25%, 12/07/2023	762,810

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 620,000	DigitalGlobe, Inc. 3.53%, 01/15/2024	$623,615
465,960	Global Payments, Inc. 3.28%, 04/22/2023	470,037
1,492,500	Hertz Corp. 3.53%, 06/30/2023	1,495,530
660,013	KAR Auction Services, Inc. 4.50%, 03/09/2023	667,642
1,250,000	Quikrete Holdings, Inc. 4.02%, 11/15/2023	1,264,762
1,213,900	Russell Investment Group 6.75%, 06/01/2023	1,230,591
515,000	ServiceMaster Co. 3.28%, 11/08/2023	517,359
1,135,000	Team Health, Inc. 0.00%, 01/17/2024(7)	1,132,878
1,848,656	TransUnion LLC 3.28%, 04/09/2023	1,856,753
521,839	Vantiv LLC 3.27%, 10/14/2023	525,753

		12,170,548

	Construction Materials - 0.3%
2,675,000	American Builders & Contractors Supply Co., Inc. 3.53%, 10/31/2023	2,696,507

	Distribution/Wholesale - 0.1%
493,750	Beacon Roofing Supply, Inc. 3.72%, 10/01/2022	497,043

	Diversified Financial Services - 0.6%
685,000	AerCap Holdings N.V. 3.25%, 10/06/2023	689,281
265,000	NFP Corp. 0.00%, 01/08/2024(7)	268,093
455,000	RP Crown Parent LLC 4.50%, 10/12/2023	458,185
1,227,736	RPI Finance Trust 3.50%, 10/14/2022	1,237,250
912,891	SAM Finance Lux S.a.r.l. 4.25%, 12/17/2020	914,717
2,145,000	Telenet International Finance S.a.r.l. 3.77%, 01/31/2025	2,163,383

		5,730,909

	Electric - 0.6%
2,213,875	Calpine Construction Finance Co., L.P. 3.75%, 05/31/2023	2,225,254
2,301,320	NRG Energy, Inc. 3.03%, 06/30/2023	2,308,708
1,196,090	Seadrill Partners Finco LLC 4.00%, 02/21/2021	880,621

		5,414,583

	Energy-Alternate Sources - 0.3%
1,504,891	MEG Energy Corp. 4.54%, 12/31/2023	1,512,416
1,020,000	TEX Operations Co. LLC 5.00%, 08/04/2023	1,024,467

		2,536,883

	Entertainment - 0.5%
1,046,154	Aristocrat Technologies, Inc. 3.78%, 10/20/2021	1,056,354
497,590	Cedar Fair L.P. 3.28%, 03/06/2020	501,168
1,237,237	Hilton Worldwide Finance LLC 3.27%, 10/25/2023	1,248,347

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 205,000	Penn National Gaming, Inc. 0.00%, 01/13/2024(7)	$206,451
1,349,113	Regal Cinemas Corporation 3.28%, 04/01/2022	1,359,083
521,838	Scientific Games International, Inc. 6.01%, 10/01/2021	525,428

		4,896,831

	Environmental Control - 0.2%
1,224,698	Advanced Disposal Services, Inc. 3.50%, 11/10/2023	1,235,635
576,309	U.S. Ecology, Inc. 3.78%, 06/17/2021	576,309

		1,811,944

	Food - 1.1%
	Albertsons LLC
1,711,387	3.78%, 08/22/2021	1,718,335
523,429	4.06%, 06/22/2023	526,438
452,344	B&G Foods, Inc. 3.77%, 11/02/2022	456,302
	JBS USA LLC
2,445,000	0.00%, 10/30/2022(7)	2,450,086
1,040,830	3.75%, 09/18/2020	1,040,830
732,600	4.00%, 10/30/2022	734,124
	Pinnacle Foods Finance LLC
750,000	0.00%, 01/27/2024(7)	751,560
564,300	3.53%, 01/13/2023	564,475
1,161,000	Pinnacle Foods Group LLC 3.28%, 04/29/2020	1,161,000

		9,403,150

	Healthcare-Products - 0.5%
2,217,295	Alere, Inc. 4.25%, 06/18/2022	2,217,650
1,561,401	Immucor, Inc. 5.00%, 08/17/2018	1,522,366
580,000	Kinetic Concepts, Inc. 0.00%, 01/25/2024(7)	580,000
493,763	Revlon Consumer Products Corp. 4.31%, 09/07/2023	497,653

		4,817,669

	Healthcare-Services - 1.5%
925,650	Acadia Healthcare Co., Inc. 3.78%, 02/16/2023	933,361
1,975,660	American Renal Holdings, Inc. 4.75%, 09/20/2019	1,968,251
	Community Health Systems, Inc.
733,399	3.75%, 12/31/2019	695,644
290,141	4.00%, 01/27/2021	274,122
973,529	DaVita HealthCare Partners, Inc. 3.53%, 06/24/2021	984,481
1,947,088	Envision Healthcare Corp. 4.00%, 12/01/2023	1,965,955
428,925	Genoa, a QoL Healthcare Co. LLC 4.75%, 10/28/2023	430,890
748,638	HCA, Inc. 4.03%, 03/17/2023	755,810
1,510,000	inVentiv Health, Inc. 4.75%, 11/09/2023	1,522,578
2,036,859	MPH Acquisition Holdings LLC 5.00%, 06/07/2023	2,065,293
392,002	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	396,412
1,079,100	U.S. Renal Care, Inc. 5.25%, 12/31/2022	1,016,242

		13,009,039

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Household Products/Wares - 0.1%
$ 815,000	Galleria Co. 3.81%, 09/29/2023	$819,075

	Insurance - 0.6%
	Asurion LLC
198,142	4.03%, 07/08/2020	199,834
2,944,305	4.25%, 08/04/2022	2,974,985
758,100	4.75%, 11/03/2023	765,522
1,722,419	HUB International Ltd. 4.00%, 10/02/2020	1,728,068

		5,668,409

	IT Services - 0.2%
1,625,906	IMS Health, Inc. 3.52%, 03/17/2021	1,635,255

	Leisure Time - 0.3%
2,980,839	Delta 2 (LUX) S.a.r.l. 5.07%, 07/30/2021	2,995,326

	Lodging - 0.5%
1,286,775	Boyd Gaming Corp. 3.76%, 09/15/2023	1,300,042
470,000	Four Seasons Holdings, Inc. 4.00%, 11/30/2023	475,729
809,178	La Quinta Intermediate Holdings LLC 3.77%, 04/14/2021	812,212
1,583,300	Station Casinos LLC 3.27%, 06/08/2023	1,588,256

		4,176,239

	Machinery-Diversified - 0.4%
1,935,000	Gardner Denver, Inc. 4.56%, 07/30/2020	1,911,451
1,464,233	Gates Global LLC 4.25%, 07/06/2021	1,458,743

		3,370,194

	Media - 1.6%
1,771,830	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	1,761,306
653,363	Camelot Finance L.P. 4.75%, 10/03/2023	658,805
384,906	CBS Radio, Inc. 4.50%, 10/17/2023	388,035
	Charter Communications Operating LLC
400,475	2.77%, 07/01/2020	401,288
975,264	2.77%, 01/03/2021	976,347
297,750	3.03%, 01/15/2024	298,700
682,500	CSC Holdings LLC 3.77%, 10/11/2024	686,766
67,259	Mission Broadcasting, Inc. 0.00%, 01/17/2024(7)	68,071
729,987	Nexstar Broadcasting, Inc. 0.00%, 01/17/2024(7)	738,805
	Numericable U.S. LLC
1,725,675	4.29%, 01/14/2025	1,739,705
411,888	5.29%, 01/15/2024	416,134
	Tribune Media Co.
1,552,748	3.78%, 01/27/2024	1,560,122
372,810	3.78%, 12/27/2020	374,580
1,385,000	UPC Financing Partnership 3.77%, 08/31/2024	1,385,000
2,328,476	Virgin Media Investment Holdings Ltd. 3.52%, 01/31/2025	2,341,585

		13,795,249

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Metal Fabricate/Hardware - 0.1%
$ 1,272,421	Rexnord LLC 3.77%, 08/21/2023	$1,279,585

	Mining - 0.0%
361,167	Minerals Technologies, Inc. 3.78%, 05/09/2021	364,327

	Oil & Gas - 0.5%
645,000	Chesapeake Energy Corp. 8.50%, 08/23/2021	705,198
2,007,000	Energy Transfer Equity L.P. 3.39%, 12/02/2019	2,005,495
654,932	Fieldwood Energy LLC 3.88%, 10/01/2018	627,641
1,117,500	Western Refining, Inc. 5.50%, 06/23/2023	1,122,395

		4,460,729

	Oil & Gas Services - 0.2%
1,776,090	Crosby U.S. Acquisition Corp. 4.00%, 11/23/2020	1,623,346
275,025	Pacific Drilling S.A. 4.50%, 06/03/2018	137,513

		1,760,859

	Packaging & Containers - 0.8%
	Berry Plastics Group, Inc.
1,187,336	3.29%, 10/03/2022	1,194,329
140,000	3.29%, 01/19/2024	140,875
1,804,196	Berry Plastics Holding Corp. 3.50%, 02/08/2020	1,804,196
980,000	Flex Acquisition Co., Inc. 4.25%, 12/29/2023	987,967
2,252,094	Reynolds Group Holdings, Inc. 4.25%, 02/05/2023	2,257,499
514,542	Signode Industrial Group U.S., Inc. 4.00%, 05/01/2021	518,401

		6,903,267

	Pharmaceuticals - 0.3%
1,995,594	Endo Luxembourg Finance Co. I S.a r.l. 3.81%, 09/26/2022	1,988,949
250,000	Prestige Brands, Inc. 0.00%, 01/26/2024(7)	252,188

		2,241,137

	Provincial - 0.0%
401,938	Seminole Tribe of Florida, Inc. 3.25%, 04/29/2020	402,440

	Real Estate - 0.3%
2,649,459	DTZ U.S. Borrower LLC 4.26%, 11/04/2021	2,663,952

	Real Estate Investment Trusts - 0.4%
	Equinix, Inc.
EUR 1,065,000	0.00%, 12/09/2023(7)	1,167,452
$ 302,713	4.02%, 01/08/2023	304,983
2,114,025	MGM Growth Properties Operating Partnership L.P. 3.53%, 04/25/2023	2,131,022

		3,603,457

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Retail - 1.5%
$ 717,612	B.C. Unlimited LLC 3.75%, 12/10/2021	$724,070
	Bass Pro Group LLC
505,988	4.02%, 06/05/2020	503,776
1,995,000	5.97%, 12/16/2023	1,931,719
1,898,228	BJ’s Wholesale Club, Inc. 4.50%, 09/26/2019	1,898,228
1,005,430	Coty, Inc. 3.27%, 10/27/2022	1,016,319
706,450	Harbor Freight Tools USA, Inc. 3.78%, 08/19/2023	709,354
1,058,667	Michaels Stores, Inc. 3.75%, 01/30/2023	1,052,431
1,797,631	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	1,485,814
708,225	Outerwall, Inc. 5.25%, 09/27/2023	716,858
694,531	PetSmart, Inc. 4.00%, 03/11/2022	687,898
1,210,370	US Foods, Inc. 3.78%, 06/27/2023	1,218,310
1,119,375	Yum! Brands, Inc. 3.52%, 06/16/2023	1,135,819

		13,080,596

	Semiconductors - 0.5%
531,246	Entegris, Inc. 3.53%, 04/30/2021	534,343
760,293	NXP B.V. 3.24%, 12/07/2020	763,486
1,197,000	ON Semiconductor Corp. 4.03%, 03/31/2023	1,209,473
1,884,830	Sensata Technologies B.V. 3.02%, 10/14/2021	1,894,933

		4,402,235

	Software - 1.7%
1,017,018	CDW LLC 3.25%, 08/17/2023	1,023,690
1,391,513	Dell, Inc. 4.03%, 09/07/2023	1,397,426
2,028,989	Emdeon Business Services LLC 3.75%, 11/02/2018	2,030,267
	First Data Corp.
893,837	3.78%, 03/24/2021	899,003
3,899,745	3.78%, 07/10/2022	3,925,757
759,720	Infor U.S., Inc. 3.75%, 06/03/2020	759,598
1,680,481	Magic Newco LLC 5.00%, 12/12/2018	1,684,329
945,246	SS&C Technologies, Inc. 4.03%, 07/08/2022	953,857
2,218,850	WEX, Inc. 4.28%, 07/01/2023	2,243,812

		14,917,739

	Telecommunications - 1.3%
301,188	CommScope, Inc. 3.28%, 12/29/2022	304,073
	Level 3 Financing, Inc.
1,255,000	3.51%, 05/31/2022	1,266,245
510,000	4.00%, 08/01/2019	515,992
1,228,500	4.00%, 01/15/2020	1,243,549
2,670,000	Sprint Communications, Inc. 0.00%, 01/13/2024(7)	2,673,337
1,076,643	Telesat Canada 4.78%, 11/17/2023	1,076,643
2,217,083	Univision Communications, Inc. 4.00%, 03/01/2020	2,221,647

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Zayo Group LLC
$ 270,000	0.00%, 01/12/2024(7)	$272,138
560,000	0.00%, 01/19/2024(7)	564,435
	Ziggo Financing Partnership
485,872	3.52%, 01/15/2022	486,329
56,179	4.07%, 01/15/2022	56,232
970,000	Ziggo Secured Finance Partnership 0.00%, 04/23/2025(7)	971,921

		11,652,541

	Trucking & Leasing - 0.2%
1,920,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 0.00%, 01/13/2022(7)	1,944,691

	Total Senior Floating Rate Interests (cost $192,140,472)	192,430,958

U.S. Government Agencies - 5.7%
	FHLMC - 1.3%
11,676,518	1.61%, 07/25/2021(2)(4)	700,493
94,975	1.77%, 02/25/2024(2)	95,019
12,982,106	1.96%, 08/25/2018(2)(4)	300,141
8,875,737	3.00%, 04/01/2031	9,114,912
1,442,721	3.50%, 04/01/2027	1,509,312

		11,719,877

	FNMA - 4.3%
3,070,812	3.00%, 08/01/2027	3,161,380
5,845,802	3.00%, 12/01/2030	6,002,144
2,003,759	3.00%, 02/01/2031	2,057,348
3,907,576	3.00%, 03/01/2031	4,012,082
7,000,000	3.00%, 02/01/2032(8)(9)	7,181,563
2,565,807	3.50%, 11/01/2026	2,675,431
5,830,966	3.50%, 12/01/2026	6,080,300
884,571	3.50%, 12/01/2028	921,426
5,600,000	3.50%, 02/01/2032(8)(9)	5,831,875

		37,923,549

	GNMA - 0.1%
328,594	5.00%, 08/20/2039	353,669
335,818	6.50%, 05/16/2031	387,361

		741,030

	Total U.S. Government Agencies (cost $50,244,692)	50,384,456

U.S. Government Securities - 0.6%
	U.S. Treasury Securities - 0.6%
	U.S. Treasury Notes - 0.6%
5,000,000	U.S. Treasury Notes 1.38%, 02/28/2019	5,013,670

		5,013,670

	Total U.S. Government Securities (cost $5,008,578)	5,013,670

	Total Long-Term Investments (cost $894,693,146)	895,585,803
Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.5%
13,292,393	Fidelity Institutional Government Fund, Institutional Class	13,292,393

	Total Short-Term Investments (cost $13,292,393)	13,292,393

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Investments (cost $907,985,539)^	102.2%	$908,878,196
Other Assets and Liabilities	(2.2)%	(19,585,326)

Total Net Assets	100.0%	$889,292,870

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$5,421,173
Unrealized Depreciation	(4,528,516)

Net Unrealized Appreciation	$892,657

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $239,066,350, which represents 26.9% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $0, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a zero-coupon bond.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2017.
(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)	Represents or includes a TBA transaction.
(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $13,035,367 at January 31, 2017.

Futures Contracts Outstanding at January 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	505	03/31/2017	$109,451,946	$109,482,422	$30,476

Short position contracts:
U.S. Treasury 10-Year Note Future	23	03/22/2017	$2,872,471	$2,862,781	$9,690
U.S. Treasury 5-Year Note Future	928	03/31/2017	109,342,607	109,380,751	(38,144)
U.S. Treasury Long Bond Future	7	03/22/2017	1,066,023	1,055,906	10,117

Total					$(18,337)

Total futures contracts					$12,139

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2017						Unrealized Appreciation/ (Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †

EUR	Sell	02/28/17	CBK	$267,158	$270,152	$(2,994)
EUR	Sell	02/28/17	JPM	871,050	880,697	(9,647)

Total						$(12,641)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
EUR	Euro

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation
Rev	Revenue

The Hartford Short Duration Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3 (1)
Assets
Asset & Commercial Mortgage Backed Securities	$117,761,211	$—	$117,761,211	$—
Corporate Bonds	524,106,166	—	524,106,166	—
Foreign Government Obligations	2,736,940	—	2,736,940	—
Municipal Bonds	3,152,402	—	3,152,402	—
Senior Floating Rate Interests	192,430,958	—	192,430,958	—
U.S. Government Agencies	50,384,456	—	50,384,456	—
U.S. Government Securities	5,013,670	—	5,013,670	—
Short-Term Investments	13,292,393	13,292,393	—	—
Futures Contracts(2)	50,283	50,283	—	—

Total	$908,928,479	$13,342,676	$895,585,803	$—

Liabilities
Foreign Currency Contracts(2)	$(12,641)	$—	$(12,641)	$—
Futures Contracts(2)	(38,144)	(38,144)	—	—

Total	$(50,785)	$(38,144)	$(12,641)	$—

(1)	For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Hartford Small Cap Core Fund

  Schedule of Investments

  January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.9%
	Automobiles & Components - 1.6%
28,688	Cooper Tire & Rubber Co.	$1,039,940
4,386	Cooper-Standard Holding, Inc.*	461,758
4,534	LCI Industries	497,607
15,766	Superior Industries International, Inc.	363,406
4,696	Visteon Corp.*	420,621

		2,783,332

	Banks - 9.3%
9,694	Ameris Bancorp	437,199
52,763	Banco Latinoamericano de Comercio Exterior S.A. ADR	1,435,154
26,522	Berkshire Hills Bancorp, Inc.	938,879
10,629	Customers Bancorp, Inc.*	366,275
16,920	Essent Group Ltd.*	584,924
1,900	FCB Financial Holdings, Inc. Class A*	89,205
25,093	Fidelity Southern Corp.	583,412
238,994	First BanCorp*	1,606,040
104,015	First NBC Bank Holding Co.*	416,060
38,967	Flagstar Bancorp, Inc.*	1,004,180
31,950	Hancock Holding Co.	1,464,908
27,111	Hilltop Holdings, Inc.	742,299
37,002	HomeStreet, Inc.*	969,452
9,971	MainSource Financial Group, Inc.	327,647
24,200	Ocwen Financial Corp.*	127,534
26,545	Old National Bancorp	471,174
49,507	Popular, Inc.	2,199,596
19,643	Radian Group, Inc.	361,431
35,756	Sterling Bancorp	852,781
1,100	Texas Capital Bancshares, Inc.*	90,750
23,824	Umpqua Holdings Corp.	436,218
18,593	Walker & Dunlop, Inc.*	584,006
5,929	Wintrust Financial Corp.	424,516

		16,513,640

	Capital Goods - 9.8%
10,860	American Railcar Industries, Inc.	483,705
4,630	American Woodmark Corp.*	329,656
6,188	Applied Industrial Technologies, Inc.	374,065
7,967	Argan, Inc.	587,566
24,702	Briggs & Stratton Corp.	535,045
20,881	Chart Industries, Inc.*	809,974
21,877	Continental Building Products, Inc.*	508,640
13,709	DigitalGlobe, Inc.*	384,538
9,499	Encore Wire Corp.	401,333
55,172	Energy Recovery, Inc.*	564,961
7,696	EnerSys	599,903
8,659	Generac Holdings, Inc.*	348,611
15,007	Gibraltar Industries, Inc.*	658,807
14,953	Greenbrier Cos., Inc.	654,194
16,693	Insteel Industries, Inc.	618,309
38,700	Kratos Defense & Security Solutions, Inc.*	318,888
10,144	LB Foster Co. Class A	152,160
5,546	Lydall, Inc.*	338,306
17,577	MasTec, Inc.*	654,743
28,854	Meritor, Inc.*	416,363
39,970	MRC Global, Inc.*	821,384
15,797	Navistar International Corp.*	430,784
17,895	NOW, Inc.*	380,448
5,713	Patrick Industries, Inc.*	467,038
15,783	Rush Enterprises, Inc. Class A*	516,893
26,090	Supreme Industries, Inc. Class A	479,012
63,515	TASER International, Inc.*	1,586,605
4,200	Timken Co.	186,480
18,629	Trex Co., Inc.*	1,261,742
18,428	Triumph Group, Inc.	492,949
9,506	Universal Forest Products, Inc.	966,855

		17,329,957

Hartford Small Cap Core Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Commercial & Professional Services - 4.2%
68,103	ACCO Brands Corp.*	$868,313
3,631	Brink’s Co.	161,580
5,401	Deluxe Corp.	393,463
23,189	Ennis, Inc.	391,894
16,934	Essendant, Inc.	353,751
6,608	HNI Corp.	333,109
15,979	Huron Consulting Group, Inc.*	723,849
7,742	Insperity, Inc.	553,553
19,889	Knoll, Inc.	519,302
46,869	Quad/Graphics, Inc.	1,227,499
31,554	RPX Corp.*	342,676
5,933	RR Donnelley & Sons Co.	101,751
22,815	Steelcase, Inc. Class A	383,292
18,211	TriNet Group, Inc.*	463,106
9,598	WageWorks, Inc.*	692,496

		7,509,634

	Consumer Durables & Apparel - 2.0%
16,544	American Outdoor Brands Corp.*	352,387
43,203	Callaway Golf Co.	489,490
6,034	CSS Industries, Inc.	148,557
8,854	Ethan Allen Interiors, Inc.	257,651
163,446	Hovnanian Enterprises, Inc. Class A*	387,367
11,985	iRobot Corp.*	725,812
17,222	La-Z-Boy, Inc.	492,549
11,769	Movado Group, Inc.	319,528
6,926	Sturm Ruger & Co., Inc.	365,347

		3,538,688

	Consumer Services - 4.2%
19,512	American Public Education, Inc.*	474,142
12,154	BJ’s Restaurants, Inc.*	432,075
3,004	Buffalo Wild Wings, Inc.*	453,604
11,100	Caesars Entertainment Corp.*	99,345
19,459	Capella Education Co.	1,663,744
10,099	Cheesecake Factory, Inc.	608,566
7,994	Dave & Buster’s Entertainment, Inc.*	435,353
23,337	DeVry Education Group, Inc.	781,789
1,500	Grand Canyon Education, Inc.*	88,470
21,081	International Speedway Corp. Class A	772,619
59,765	Scientific Games Corp. Class A*	1,016,005
9,122	Sotheby’s*	362,235
6,100	Texas Roadhouse, Inc.	284,504

		7,472,451

	Diversified Financials - 5.9%
27,536	AG Mortgage Investment Trust, Inc. REIT	482,431
47,074	Apollo Commercial Real Estate Finance, Inc. REIT	819,558
23,085	Arlington Asset Investment Corp. Class A	345,582
24,761	ARMOUR Residential, Inc. REIT	520,476
43,761	Capstead Mortgage Corp. REIT	466,930
23,635	Chimera Investment Corp. REIT	416,685
58,184	CYS Investments, Inc. REIT	440,453
40,728	Invesco Mortgage Capital, Inc. REIT	593,407
20,683	KCG Holdings, Inc. Class A*	288,941
20,714	Ladder Capital Corp. REIT	280,882
75,586	MFA Financial, Inc. REIT	596,374
21,722	MTGE Investment Corp. REIT	345,380
22,212	Nelnet, Inc. Class A	1,089,054
67,065	New York Mortgage Trust, Inc. REIT	429,887
68,241	PennyMac Mortgage Investment Trust REIT	1,156,685
1,800	Piper Jaffray Cos.*	126,900

Hartford Small Cap Core Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

28,139	Redwood Trust, Inc. REIT	$436,154
90,555	Two Harbors Investment Corp. REIT	794,167
29,307	Western Asset Mortgage Capital Corp. REIT	295,708
9,126	World Acceptance Corp.*	447,813

		10,373,467

	Energy - 3.5%
53,502	Archrock, Inc.	781,129
28,527	Atwood Oceanics, Inc.	346,888
49,068	Bill Barrett Corp.*	321,396
3,000	Exterran Corp.*	93,060
144,434	Northern Oil and Gas, Inc.*	519,963
15,196	Patterson-UTI Energy, Inc.	426,096
63,050	Pioneer Energy Services Corp.*	397,215
8,510	REX American Resources Corp.*	706,585
88,309	Sanchez Energy Corp.*	1,170,977
34,837	Unit Corp.*	905,762
29,298	Westmoreland Coal Co.*	531,759

		6,200,830

	Food & Staples Retailing - 0.7%
2,900	Ingles Markets, Inc. Class A	131,225
18,171	SpartanNash Co.	687,954
7,471	United Natural Foods, Inc.*	341,425

		1,160,604

	Food, Beverage & Tobacco - 2.1%
10,780	Fresh Del Monte Produce, Inc.	617,155
11,377	John B Sanfilippo & Son, Inc.	748,493
8,717	National Beverage Corp.	437,506
24,797	Omega Protein Corp.*	618,685
5,066	Sanderson Farms, Inc.	461,006
13,086	Universal Corp.	889,848

		3,772,693

	Health Care Equipment & Services - 5.6%
29,128	AngioDynamics, Inc.*	468,815
5,663	Anika Therapeutics, Inc.*	286,208
17,761	Cardiovascular Systems, Inc.*	438,697
2,879	Chemed Corp.	478,173
11,584	Glaukos Corp.*	477,492
2,200	Haemonetics Corp.*	87,692
11,804	HealthEquity, Inc.*	545,935
28,866	HMS Holdings Corp.*	524,207
9,084	Magellan Health, Inc.*	680,846
26,665	Masimo Corp.*	1,962,011
2,300	Molina Healthcare, Inc.*	130,456
16,751	Natus Medical, Inc.*	654,126
82,329	OraSure Technologies, Inc.*	726,142
19,785	Tivity Health, Inc.*	507,485
39,396	Triple-S Management Corp. Class B*	752,857
7,592	WellCare Health Plans, Inc.*	1,104,940

		9,826,082

	Household & Personal Products - 0.8%
9,272	Medifast, Inc.	391,000
11,618	Nu Skin Enterprises, Inc. Class A	602,742
7,054	Usana Health Sciences, Inc.*	439,464

		1,433,206

	Insurance - 3.0%
50,924	Ambac Financial Group, Inc.*	1,065,330
16,933	American Equity Investment Life Holding Co.	399,619
11,894	Aspen Insurance Holdings Ltd.	670,822
39,387	Assured Guaranty Ltd.	1,532,548
22,420	CNO Financial Group, Inc.	423,962
36,775	Greenlight Capital Re Ltd. Class A*	831,115
32,237	MBIA, Inc.*	328,817

		5,252,213

Hartford Small Cap Core Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Materials - 6.2%
10,339	A Schulman, Inc.	$356,696
34,411	AK Steel Holding Corp.*	278,041
11,113	Cabot Corp.	615,327
44,843	Chemours Co.	1,184,752
7,050	Clearwater Paper Corp.*	443,445
57,577	Cliffs Natural Resources, Inc.*	504,950
30,769	Coeur Mining, Inc.*	358,459
23,960	Commercial Metals Co.	489,503
41,210	Domtar Corp.	1,800,465
15,238	Innophos Holdings, Inc.	741,176
3,600	KapStone Paper & Packaging Corp.	86,328
13,903	Koppers Holdings, Inc.*	562,376
16,800	Mercer International, Inc.	200,760
18,209	Rayonier Advanced Materials, Inc.	247,096
13,573	Schnitzer Steel Industries, Inc. Class A	321,001
6,935	Stepan Co.	541,693
39,601	SunCoke Energy, Inc.*	349,281
12,586	Trinseo S.A.	814,943
56,903	Tronox Ltd. Class A	712,426
5,967	Worthington Industries, Inc.	285,163

		10,893,881

	Media - 0.8%
75,075	Gannett Co., Inc.	722,221
42,224	New Media Investment Group, Inc.	643,494

		1,365,715

	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
19,810	AMAG Pharmaceuticals, Inc.*	477,421
19,024	Amphastar Pharmaceuticals, Inc.*	299,628
10,212	BioSpecifics Technologies Corp.*	523,774
19,140	Blueprint Medicines Corp.*	652,291
6,578	Cambrex Corp.*	345,016
69,117	Corcept Therapeutics, Inc.*	491,422
19,235	Depomed, Inc.*	347,961
22,139	Enanta Pharmaceuticals, Inc.*	733,354
111,579	Exelixis, Inc.*	2,021,812
23,236	Five Prime Therapeutics, Inc.*	1,064,441
7,297	INC Research Holdings, Inc. Class A*	386,741
67,162	Lexicon Pharmaceuticals, Inc.*	962,431
18,746	Luminex Corp.*	379,044
319,733	PDL BioPharma, Inc.	703,413
12,252	PRA Health Sciences, Inc.*	717,845
1,600	Prestige Brands Holdings, Inc.*	84,416
70,390	Progenics Pharmaceuticals, Inc.*	627,879
42,076	Seres Therapeutics, Inc.*	416,132
31,814	Supernus Pharmaceuticals, Inc.*	860,569
26,883	Vanda Pharmaceuticals, Inc.*	380,394
41,699	Xencor, Inc.*	993,687

		13,469,671

	Real Estate - 7.6%
130,426	Brandywine Realty Trust REIT	2,099,859
108,077	CBL & Associates Properties, Inc. REIT	1,172,635
18,861	Franklin Street Properties Corp. REIT	240,478
23,691	Government Properties Income Trust REIT	456,289
9,900	Hospitality Properties Trust REIT	308,187
57,060	Lexington Realty Trust REIT	611,683
85,403	Mack-Cali Realty Corp. REIT	2,392,992
4,400	Parkway, Inc. REIT*	93,676
21,355	Pennsylvania REIT	382,468
22,182	Physicians Realty Trust REIT	411,476
22,844	Piedmont Office Realty Trust, Inc. Class A, REIT	496,172

Hartford Small Cap Core Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

21,415	Ramco-Gershenson Properties Trust REIT	$348,208
88,041	Select Income REIT	2,201,905
39,009	Summit Hotel Properties, Inc. REIT	617,513
118,431	Washington Prime Group, Inc. REIT	1,142,859
30,095	Xenia Hotels & Resorts, Inc. REIT	552,243

		13,528,643

	Retailing - 3.6%
3,500	Aaron’s, Inc.	108,290
21,846	American Eagle Outfitters, Inc.	330,093
41,922	Barnes & Noble, Inc.	427,604
23,379	Big 5 Sporting Goods Corp.	360,037
7,796	Big Lots, Inc.	389,800
8,000	Buckle, Inc.	169,200
26,318	Chico’s FAS, Inc.	355,030
7,200	Children’s Place, Inc.	698,400
1,945	Dillard’s, Inc. Class A	109,776
21,032	Finish Line, Inc. Class A	361,750
66,705	Francescas Holding Corp.*	1,163,335
20,735	PetMed Express, Inc.	439,375
20,723	Select Comfort Corp.*	418,190
8,727	Shutterfly, Inc.*	447,957
4,400	Tailored Brands, Inc.	93,500
25,588	Tile Shop Holdings, Inc.*	488,731

		6,361,068

	Semiconductors & Semiconductor Equipment - 5.2%
19,647	Advanced Energy Industries, Inc.*	1,156,029
31,634	Advanced Micro Devices, Inc.*	328,044
10,793	Ambarella, Inc.*	535,441
73,936	Amkor Technology, Inc.*	695,738
10,887	Inphi Corp.*	498,842
13,670	MaxLinear, Inc. Class A*	349,679
106,646	Photronics, Inc.*	1,226,429
26,255	Rudolph Technologies, Inc.*	602,552
61,631	Teradyne, Inc.	1,749,088
45,368	Tessera Holding Corp.	2,050,634

		9,192,476

	Software & Services - 5.8%
23,416	Barracuda Networks, Inc.*	550,042
8,124	Cardtronics plc Class A*	443,408
1,700	CommVault Systems, Inc.*	83,470
14,500	Convergys Corp.	359,890
13,255	CSG Systems International, Inc.	641,542
15,054	j2 Global, Inc.	1,261,676
4,500	LogMeIn, Inc.	486,450
20,243	Manhattan Associates, Inc.*	1,037,656
90,979	Mitek Systems, Inc.*	600,461
39,917	Net 1 UEPS Technologies, Inc.*	459,045
14,833	New Relic, Inc. PIPE*	536,955
7,195	Paycom Software, Inc.*	332,697
18,055	Progress Software Corp.	505,901
10,900	Qualys, Inc.*	391,310
20,363	Shutterstock, Inc.*	1,095,529
24,091	Sykes Enterprises, Inc.*	672,862
35,185	Unisys Corp.*	452,127
5,700	Wix.com Ltd.*	299,535

		10,210,556

	Technology Hardware & Equipment - 5.1%
20,720	Benchmark Electronics, Inc.*	634,032
163,134	Extreme Networks, Inc.*	902,131
33,566	Finisar Corp.*	992,547
4,025	InterDigital, Inc.	375,935
2,400	Lumentum Holdings, Inc.*	91,080
4,969	NETGEAR, Inc.*	282,736

Hartford Small Cap Core Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

1,100	Rogers Corp.*		$87,945
58,998	Sanmina Corp.*		2,297,972
1,600	SYNNEX Corp.		192,288
33,271	TTM Technologies, Inc.*		493,409
32,635	Ubiquiti Networks, Inc.*		2,036,424
38,296	Vishay Intertechnology, Inc.		635,713

			9,022,212

	Telecommunication Services - 0.8%
6,103	ATN International, Inc.		490,010
32,801	Telephone & Data Systems, Inc.		1,005,351

			1,495,361

	Transportation - 2.1%
2,481	Allegiant Travel Co.		426,732
41,460	Hawaiian Holdings, Inc.*		2,112,387
1,800	Saia, Inc.*		86,490
12,347	SkyWest, Inc.		437,084
25,573	Swift Transportation Co.*		583,831

			3,646,524

	Utilities - 1.4%
28,002	ONE Gas, Inc.		1,809,489
8,252	Southwest Gas Corp.		664,864

			2,474,353

	Total Common Stocks (cost $148,737,581)		174,827,257

	Total Long-Term Investments (cost $148,737,581)		174,827,257

Short-Term Investments - 1.0%
	Other Investment Pools & Funds - 1.0%
1,804,726	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		1,804,726

	Total Short-Term Investments (cost $1,804,726)		1,804,726

	Total Investments (cost $150,542,307)^	99.9%	$176,631,983
	Other Assets and Liabilities	0.1%	112,835

	Total Net Assets	100.0%	$176,744,818

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$32,400,028
Unrealized Depreciation	(6,310,352)

Net Unrealized Appreciation	$26,089,676

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Hartford Small Cap Core Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,783,332	$2,783,332	$—	$—
Banks	16,513,640	16,513,640	—	—
Capital Goods	17,329,957	17,329,957	—	—
Commercial & Professional Services	7,509,634	7,509,634	—	—
Consumer Durables & Apparel	3,538,688	3,538,688	—	—
Consumer Services	7,472,451	7,472,451	—	—
Diversified Financials	10,373,467	10,373,467	—	—
Energy	6,200,830	6,200,830	—	—
Food & Staples Retailing	1,160,604	1,160,604	—	—
Food, Beverage & Tobacco	3,772,693	3,772,693	—	—
Health Care Equipment & Services	9,826,082	9,826,082	—	—
Household & Personal Products	1,433,206	1,433,206	—	—
Insurance	5,252,213	5,252,213	—	—
Materials	10,893,881	10,893,881	—	—
Media	1,365,715	1,365,715	—	—
Pharmaceuticals, Biotechnology & Life Sciences	13,469,671	13,469,671	—	—
Real Estate	13,528,643	13,528,643	—	—
Retailing	6,361,068	6,361,068	—	—
Semiconductors & Semiconductor Equipment	9,192,476	9,192,476	—	—
Software & Services	10,210,556	10,210,556	—	—
Technology Hardware & Equipment	9,022,212	9,022,212	—	—
Telecommunication Services	1,495,361	1,495,361	—	—
Transportation	3,646,524	3,646,524	—	—
Utilities	2,474,353	2,474,353	—	—
Short-Term Investments	1,804,726	1,804,726	—	—

Total	$176,631,983	$176,631,983	$—	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

The Hartford Small Company Fund
Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.5%
	Automobiles & Components - 0.9%
141,270	Fox Factory Holding Corp.*	$3,658,893
4,089	Tenneco, Inc.*	275,803
1,381	Visteon Corp.*	123,696

		4,058,392

	Banks - 5.3%
383	Enterprise Financial Services Corp.	15,952
2,322	FCB Financial Holdings, Inc. Class A*	109,018
2,709	First Hawaiian, Inc.	89,370
7,096	First Merchants Corp.	271,990
2,806	Great Western Bancorp, Inc.	119,956
1,885	IBERIABANK Corp.	154,853
149,652	MB Financial, Inc.	6,664,004
11,074	MGIC Investment Corp.*	117,938
2,833	Sandy Spring Bancorp, Inc.	116,068
325,049	Sterling Bancorp	7,752,419
174,878	United Community Banks, Inc.	4,919,318
77,904	Western Alliance Bancorp*	3,846,899

		24,177,785

	Capital Goods - 10.2%
5,349	AAON, Inc.	181,599
276,596	Advanced Drainage Systems, Inc.	6,665,964
195,182	Altra Industrial Motion Corp.	7,280,289
1,929	American Woodmark Corp.*	137,345
92,153	Applied Industrial Technologies, Inc.	5,570,649
3,051	Armstrong World Industries, Inc.*	121,887
3,576	Astronics Corp.*	117,329
2,853	AZZ, Inc.	169,896
1,628	Esterline Technologies Corp.*	139,438
4,394	Generac Holdings, Inc.*	176,902
2,072	Heico Corp. Class A	137,374
2,694	ITT, Inc.	110,104
28,000	JELD-WEN Holding, Inc.*	757,960
582	Lennox International, Inc.	91,263
4,436	Manitowoc Foodservice, Inc.*	85,082
104,841	Masonite International Corp.*	6,982,411
65,350	Middleby Corp.*	8,768,663
47,377	Regal-Beloit Corp.	3,439,570
2,920	Rexnord Corp.*	64,503
2,890	SiteOne Landscape Supply, Inc.*	111,034
1,673	Teledyne Technologies, Inc.*	205,561
1,812	Toro Co.	106,781
64,355	WESCO International, Inc.*	4,549,898

		45,971,502

	Commercial & Professional Services - 1.9%
89,748	Clean Harbors, Inc.*	4,981,014
2,584	Deluxe Corp.	188,244
3,025	Exponent, Inc.	175,601
2,008	GP Strategies Corp.*	51,606
2,422	Huron Consulting Group, Inc.*	109,717
4,335	On Assignment, Inc.*	196,289
41,844	WageWorks, Inc.*	3,019,044

		8,721,515

	Consumer Durables & Apparel - 2.0%
1,793	Carter’s, Inc.	150,164
240,238	Kate Spade & Co.*	4,446,806
1,599	Oxford Industries, Inc.	87,977
110,217	Steven Madden Ltd.*	3,879,639
5,003	TopBuild Corp.*	185,661
2,693	Vista Outdoor, Inc.*	77,585

The Hartford Small Company Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

4,223	Wolverine World Wide, Inc.	$99,198

		8,927,030

	Consumer Services - 8.9%
10,062	Bloomin’ Brands, Inc.	172,161
365,776	ClubCorp Holdings, Inc.	6,035,304
3,574	Dunkin’ Brands Group, Inc.	185,383
110,368	Hyatt Hotels Corp. Class A*	6,038,233
10,427	La Quinta Holdings, Inc.*	147,334
60,354	Marriott Vacations Worldwide Corp.	5,219,414
45,273	Panera Bread Co. Class A*	9,464,773
1,555	Papa John’s International, Inc.	132,517
372,204	Planet Fitness, Inc. Class A	7,831,172
181,467	Wingstop, Inc.	5,166,366

		40,392,657

	Diversified Financials - 0.9%
3,355	Evercore Partners, Inc. Class A	259,845
3,294	OneMain Holdings, Inc.*	73,719
370,656	WisdomTree Investments, Inc.	3,817,757

		4,151,321

	Energy - 3.1%
23,358	Centennial Resource Development, Inc. Class A*(1)(2)(3)	390,151
162,516	Centennial Resource Development, Inc. Class A*	2,969,167
110,529	Ensco plc Class A	1,206,977
1,832	PDC Energy, Inc.*	135,458
205,255	QEP Resources, Inc.*	3,579,647
2,622	Resolute Energy Corp.*	120,586
2,616	RSP Permian, Inc.*	111,337
6,594	WildHorse Resource Development Corp.*	95,811
400,127	WPX Energy, Inc.*	5,573,769

		14,182,903

	Food & Staples Retailing - 0.1%
1,525	Casey’s General Stores, Inc.	175,223
2,135	PriceSmart, Inc.	180,834

		356,057

	Food, Beverage & Tobacco - 0.1%
5,312	Hostess Brands, Inc.*	75,909
1,183	Post Holdings, Inc.*	98,993
1,888	TreeHouse Foods, Inc.*	143,261

		318,163

	Health Care Equipment & Services - 9.1%
35,703	ABIOMED, Inc.*	3,797,728
115,490	Acadia Healthcare Co., Inc.*	4,431,351
79,134	Align Technology, Inc.*	7,255,797
3,215	Anika Therapeutics, Inc.*	162,486
344	Atrion Corp.	168,078
3,738	Cardiovascular Systems, Inc.*	92,329
3,001	Cynosure, Inc. Class A*	160,253
6,791	Globus Medical, Inc. Class A*	179,011
1,332	ICU Medical, Inc.*	182,617
276,984	Insulet Corp.*	11,522,534
3,322	Integra LifeSciences Holdings Corp.*	138,627
4,113	Natus Medical, Inc.*	160,613
71,973	Nevro Corp.*	6,263,091
3,620	Omnicell, Inc.*	129,958
700	Orthofix International N.V.*	25,158
2,078	U.S. Physical Therapy, Inc.	145,772
4,217	Vascular Solutions, Inc.*	235,941
140,922	Veeva Systems, Inc. Class A*	5,965,228
1,393	WellCare Health Plans, Inc.*	202,737

		41,219,309

The Hartford Small Company Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Insurance - 0.8%
2,816	AMERISAFE, Inc.	$177,549
36,089	Assurant, Inc.	3,505,325
3,379	James River Group Holdings Ltd.	133,977

		3,816,851

	Materials - 4.0%
5,799	Boise Cascade Co.*	143,815
14,244	Graphic Packaging Holding Co.	178,192
601	Headwaters, Inc.*	13,925
79,293	Ingevity Corp.*	4,407,898
142,402	KapStone Paper & Packaging Corp.	3,414,800
4,954	Louisiana-Pacific Corp.*	94,770
12,001	OMNOVA Solutions, Inc.*	109,209
777,768	Platform Specialty Products Corp.*	9,442,104
5,835	PolyOne Corp.	199,032
3,397	Summit Materials, Inc. Class A*	85,265

		18,089,010

	Pharmaceuticals, Biotechnology & Life Sciences - 8.8%
111,502	Aerie Pharmaceuticals, Inc.*	4,894,938
1,177	Agios Pharmaceuticals, Inc.*	50,646
110,558	Alder Biopharmaceuticals, Inc.*	2,271,967
7,464	Amicus Therapeutics, Inc.*	41,052
8,258	Aratana Therapeutics, Inc.*	65,981
5,577	ARIAD Pharmaceuticals, Inc.*	132,844
57,225	Bluebird Bio, Inc.*	4,263,263
58,024	Coherus Biosciences, Inc.*	1,618,870
78,249	Five Prime Therapeutics, Inc.*	3,584,587
5,162	Flexion Therapeutics, Inc.*	100,143
51,743	Galapagos N.V. ADR*	3,368,469
120,176	Global Blood Therapeutics, Inc.*	1,940,842
4,030	GlycoMimetics, Inc.*	22,931
1,200	INC Research Holdings, Inc. Class A*	63,600
5,843	Intersect ENT, Inc.*	78,881
68,999	Ionis Pharmaceuticals, Inc.*	3,070,456
172,740	Ironwood Pharmaceuticals, Inc.*	2,484,001
500	Jounce Therapeutics, Inc.*	8,290
3,688	Medicines Co.*	132,952
2,487	Neurocrine Biosciences, Inc.*	106,717
137,702	Otonomy, Inc.*	2,017,334
3,745	Portola Pharmaceuticals, Inc.*	102,051
3,484	PTC Therapeutics, Inc.*	45,640
33,838	TESARO, Inc.*	5,510,180
669	Trevena, Inc.*	4,670
48,782	Ultragenyx Pharmaceutical, Inc.*	3,659,138

		39,640,443

	Real Estate - 4.6%
85,014	Coresite Realty Corp. REIT	7,322,256
5,335	HFF, Inc. Class A REIT	158,343
334,661	Kennedy-Wilson Holdings, Inc. REIT	6,843,817
205,489	LaSalle Hotel Properties REIT	6,199,603
9,672	Sunstone Hotel Investors, Inc. REIT	142,372

		20,666,391

	Retailing - 3.8%
3,136,600	Allstar Co.*(1)(2)(3)	2,666,110
1,155	Burlington Stores, Inc.*	96,674
4,300	Core-Mark Holding Co., Inc.	150,199
114,158	Dick’s Sporting Goods, Inc.	5,890,553
3,743	Five Below, Inc.*	149,159
2,659	HSN, Inc.	93,730
4,529	Michaels Cos., Inc.*	89,085
76,561	Monro Muffler Brake, Inc.	4,586,004
65,552	Tory Burch LLC*(1)(2)(3)	3,258,588

The Hartford Small Company Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

3,563	Wayfair, Inc. Class A*	$148,078

		17,128,180

	Semiconductors & Semiconductor Equipment - 6.2%
77,438	Cavium, Inc.*	5,127,170
2,524	Cirrus Logic, Inc.*	152,248
111,820	Impinj, Inc.*	3,937,182
8,867	Integrated Device Technology, Inc.*	223,360
119,251	MACOM Technology Solutions Holdings, Inc.*	5,670,385
142,509	MaxLinear, Inc. Class A*	3,645,380
4,080	MKS Instruments, Inc.	268,872
415,843	Tower Semiconductor Ltd.*	8,820,030

		27,844,627

	Software & Services - 15.6%
7,200	2U, Inc.*	245,088
3,014	Aspen Technology, Inc.*	160,074
2,449	Blackbaud, Inc.	160,679
112,665	Blackhawk Network Holdings, Inc.*	4,022,140
2,478	Bottomline Technologies de, Inc.*	63,734
48,338	BroadSoft, Inc.*	2,030,196
1,202	CACI International, Inc. Class A*	147,606
5,755	Cardtronics plc Class A*	314,108
1,729	Cass Information Systems, Inc.	113,716
1,974	comScore, Inc.*	66,228
24,552	CoStar Group, Inc.*	4,961,959
6,281	Envestnet, Inc.*	237,422
1,117	EPAM Systems, Inc.*	71,890
3,461	Exlservice Holdings, Inc.*	159,033
62,142	Fair Isaac Corp.	7,662,109
8,262	Five9, Inc.*	127,731
39,680	Gigamon, Inc.*	1,315,392
4,469	GrubHub, Inc.*	185,687
2,776	Guidewire Software, Inc.*	145,268
123,223	HubSpot, Inc.*	6,321,340
3,489	j2 Global, Inc.	292,413
480,069	Just Eat plc*	3,269,456
2,936	MAXIMUS, Inc.	161,891
188,582	Mimecast Ltd.*	4,009,253
3,663	Pegasystems, Inc.	142,124
41,764	Proofpoint, Inc.*	3,347,802
2,606	PTC, Inc.*	136,997
1,976	Q2 Holdings, Inc.*	62,738
36,439	Stamps.com, Inc.*	4,429,160
3,192	Take-Two Interactive Software, Inc.*	171,251
667,714	Telogis, Inc.*(1)(2)(3)	2,123,331
762	Tyler Technologies, Inc.*	111,267
31,174	Ultimate Software Group, Inc.*	6,037,157
1,565	WebMD Health Corp.*	78,078
46,838	WEX, Inc.*	5,354,989
147,869	Wix.com Ltd.*	7,770,516
4,868	Zendesk, Inc.*	116,491
132,053	Zillow Group, Inc. Class C*	4,672,035

		70,798,349

	Technology Hardware & Equipment - 3.7%
52,941	Arista Networks, Inc.*	4,976,454
5,830	Ciena Corp.*	141,902
15,987	Coherent, Inc.*	2,521,630
1,307	ePlus, Inc.*	146,449
1,743	Itron, Inc.*	107,543
2,721	NetScout Systems, Inc.*	90,609
438,556	Oclaro, Inc.*	4,302,234
1,949	Rogers Corp.*	155,823
52,315	Zebra Technologies Corp. Class A*	4,377,196

		16,819,840

The Hartford Small Company Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Telecommunication Services - 0.0%
9,207	ORBCOMM, Inc.*	$75,221
12,159	Vonage Holdings Corp.*	86,208

		161,429

	Transportation - 4.5%
6,164	Celadon Group, Inc.	46,846
1,941	Genesee & Wyoming, Inc. Class A*	146,274
282,024	Knight Transportation, Inc.	9,419,601
3,861	Marten Transport Ltd.	88,224
83,717	Spirit Airlines, Inc.*	4,524,067
275,582	Swift Transportation Co.*	6,291,537

		20,516,549

	Total Common Stocks (cost $380,042,033)	427,958,303

Preferred Stocks - 4.8%
	Consumer Services - 0.3%
177,795	DraftKings, Inc. Series D *(1)(2)(3)	705,846
160,456	DraftKings, Inc. Series D-1 *(1)(2)(3)	837,580

		1,543,426

	Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
92,973	Sancilio & Co., Inc. *(1)(2)(3)	291,935

	Retailing - 0.4%
47,489	Honest Co. *(1)(2)(3)	1,637,421

	Software & Services - 3.7%
106,123	Cloudera, Inc. *(1)(2)(3)	1,951,602
263,189	MarkLogic Corp. Series F *(1)(2)(3)	2,779,276
129,162	Nutanix, Inc. *(1)(2)(3)	3,785,925
909,316	Telogis, Inc. *(1)(2)(3)	4,003,173
98,033	Veracode, Inc. *(1)(2)(3)	2,010,657
658,164	Zuora, Inc. Series F *(1)(2)(3)	2,501,023

		17,031,656

	Telecommunication Services - 0.3%
4,044	DocuSign, Inc. Series B *(1)(2)(3)	75,097
1,211	DocuSign, Inc. Series B-1 *(1)(2)(3)	22,488
2,906	DocuSign, Inc. Series D *(1)(2)(3)	53,965
62,928	DocuSign, Inc. Series E *(1)(2)(3)	1,168,573

		1,320,123

	Total Preferred Stocks (cost $18,230,529)	21,824,561

	Total Long-Term Investments (cost $398,272,562)	449,782,864

Short-Term Investments - 0.1%
	Other Investment Pools & Funds - 0.1%
385,786	Morgan Stanley Institutional Liquidity Funds, Institutional Class	385,786

	Total Short-Term Investments (cost $385,786)	385,786

The Hartford Small Company Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Investments (cost $398,658,348)^	99.4%	$450,168,650
Other Assets and Liabilities	0.6%	2,894,150

Total Net Assets	100.0%	$453,062,800

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$67,288,576
Unrealized Depreciation	(15,778,274)

Net Unrealized Appreciation	$51,510,302

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $30,262,741, which represents 6.7% of total net assets.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $30,262,741, which represents 6.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost

08/2011	3,136,600	Allstar Co.	$1,364,479
12/2016	23,358	Centennial Resource Development, Inc. Class A	339,625
02/2014	106,123	Cloudera, Inc. Preferred	1,545,151
02/2014	4,044	DocuSign, Inc. Series B Preferred	53,107
02/2014	1,211	DocuSign, Inc. Series B-1 Preferred	15,903
02/2014	2,906	DocuSign, Inc. Series D Preferred	38,163
02/2014	62,928	DocuSign, Inc. Series E Preferred	826,396
08/2015	177,795	DraftKings, Inc. Series D Preferred	957,589
08/2015	160,456	DraftKings, Inc. Series D-1 Preferred	1,229,961
08/2015	47,489	Honest Co. Preferred	2,172,859
04/2015	263,189	MarkLogic Corp. Series F Preferred	3,056,730
08/2014	129,162	Nutanix, Inc. Preferred	1,730,319
05/2014	92,973	Sancilio & Co., Inc. Preferred	291,935
09/2013	667,714	Telogis, Inc.	1,322,808
09/2013	909,316	Telogis, Inc. Preferred	2,001,586
11/2013	65,552	Tory Burch LLC	5,137,734
08/2014	98,033	Veracode, Inc. Preferred	1,810,268
01/2015	658,164	Zuora, Inc. Series F Preferred	2,500,562

			$26,395,175

  At January 31, 2017, the aggregate value of these securities was $30,262,741, which represents 6.7% of total net assets.

The Hartford Small Company Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Small Company Fund
Schedule of Investments January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$4,058,392	$4,058,392	$—	$—
Banks	24,177,785	24,177,785	—	—
Capital Goods	45,971,502	45,971,502	—	—
Commercial & Professional Services	8,721,515	8,721,515	—	—
Consumer Durables & Apparel	8,927,030	8,927,030	—	—
Consumer Services	40,392,657	40,392,657	—	—
Diversified Financials	4,151,321	4,151,321	—	—
Energy	14,182,903	13,792,752	—	390,151
Food & Staples Retailing	356,057	356,057	—	—
Food, Beverage & Tobacco	318,163	318,163	—	—
Health Care Equipment & Services	41,219,309	41,219,309	—	—
Insurance	3,816,851	3,816,851	—	—
Materials	18,089,010	18,089,010	—	—
Pharmaceuticals, Biotechnology & Life Sciences	39,640,443	39,640,443	—	—
Real Estate	20,666,391	20,666,391	—	—
Retailing	17,128,180	11,203,482	—	5,924,698
Semiconductors & Semiconductor Equipment	27,844,627	27,844,627	—	—
Software & Services	70,798,349	65,405,562	3,269,456	2,123,331
Technology Hardware & Equipment	16,819,840	16,819,840	—	—
Telecommunication Services	161,429	161,429	—	—
Transportation	20,516,549	20,516,549	—	—
Preferred Stocks	21,824,561	—	—	21,824,561
Short-Term Investments	385,786	385,786	—	—

Total	$450,168,650	$416,636,453	$3,269,456	$30,262,741

(1) For the period ended January 31, 2017, there were no transfers between any levels.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2017:

	Common Stocks	Preferred Stocks	Total

Beginning balance	$8,251,997	$21,156,370	$29,408,367
Purchases	339,625	-	339,625
Sales	-	-	-
Accrued discounts/(premiums)	-	-	-
Total realized gain/(loss)	-	(59,220)	(59,220)
Net change in unrealized appreciation/depreciation	(153,442)	727,411	573,969
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-

Ending balance	$8,438,180	$21,824,561	$30,262,741

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2017 was $573,969.

The Hartford Strategic Income Fund
Schedule of Investments January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 17.5%
	Asset-Backed - Finance & Insurance - 1.5%
	CIFC Funding Ltd.
$ 750,000	3.64%, 12/05/2024(1)(2)	$752,557
250,000	6.69%, 12/05/2024(1)(2)	248,238
1,155,000	First Franklin Mortgage Loan Trust 1.01%, 04/25/2036(1)	765,574
1,824,159	GSAMP Trust 0.86%, 01/25/2037(1)	1,100,712
1,165,000	Magnetite Ltd. 6.17%, 01/18/2027(1)(2)	1,134,337
688,816	SoFi Consumer Loan Program LLC 3.09%, 10/27/2025(2)	689,058
869,000	Sound Point CLO Ltd. 5.62%, 07/15/2025(1)(2)	820,676

		5,511,152

	Asset-Backed - Home Equity - 1.7%
	GSAA Home Equity Trust
1,139,502	0.84%, 12/25/2046(1)	619,228
1,648,122	0.85%, 02/25/2037(1)	887,841
486,558	0.87%, 03/25/2037(1)	258,270
1,352,512	0.95%, 11/25/2036(1)	661,338
1,200,937	1.00%, 04/25/2047(1)	800,232
545,239	5.88%, 09/25/2036(3)	280,864
97,226	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 0.92%, 06/25/2036(1)	83,549
2,714,543	Morgan Stanley Mortgage Loan Trust 0.94%, 11/25/2036(1)	1,186,951
85,456	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(3)	41,910
	Soundview Home Loan Trust
1,565,937	1.01%, 07/25/2036(1)	1,155,786
280,000	1.02%, 11/25/2036(1)	200,707

		6,176,676

	Commercial Mortgage - Backed Securities - 1.9%
840,000	Banc of America Commercial Mortgage Trust 3.12%, 09/15/2048(1)(2)	492,512
180,000	Citigroup Commercial Mortgage Trust 4.40%, 03/10/2047(1)(2)	129,821
330,000	Commercial Mortgage Pass-Through Certificates 4.75%, 10/15/2045(1)(2)	201,848
105,000	Commercial Mortgage Trust 4.57%, 10/15/2045(1)(2)	70,315
	GS Mortgage Securities Trust
270,000	3.58%, 06/10/2047(2)	163,725
465,167	3.67%, 04/10/2047(2)	237,966
1,795,000	4.85%, 11/10/2045(1)(2)	1,690,679
	JP Morgan Chase Commercial Mortgage Securities Trust
560,000	2.73%, 10/15/2045(1)(2)	311,018
125,000	4.00%, 08/15/2046(1)(2)	100,564
485,000	4.41%, 12/15/2047(1)(2)	371,967
390,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.50%, 08/15/2045(2)	277,628
365,000	Morgan Stanley Capital I Trust 5.16%, 07/15/2049(1)(2)	300,489
240,000	UBS-Barclays Commercial Mortgage Trust 4.09%, 03/10/2046(1)(2)	174,865
710,000	VNDO Mortgage Trust 3.95%, 12/13/2029(1)(2)	728,884
	WF-RBS Commercial Mortgage Trust
665,000	3.02%, 11/15/2047(2)	263,599
1,750,000	4.80%, 11/15/2045(1)(2)	1,404,620
170,000	5.00%, 06/15/2044(1)(2)	143,963

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 195,505	5.00%, 04/15/2045(1)(2)	$120,010

		7,184,473

	Whole Loan Collateral CMO - 12.4%
	Adjustable Rate Mortgage Trust
90,719	1.02%, 01/25/2036(1)	84,377
115,543	1.27%, 01/25/2036(1)	99,836
347,630	4.10%, 11/25/2037(1)(2)	289,634
	Alternative Loan Trust
329,362	1.04%, 01/25/2036(1)	286,071
512,378	1.08%, 11/25/2035(1)	429,302
1,630,547	1.17%, 10/25/2036(1)	919,999
708,876	5.50%, 12/25/2035	590,772
1,101,368	5.75%, 05/25/2036	845,423
878,854	6.00%, 05/25/2036	659,616
	American Home Mortgage Assets Trust
370,224	0.90%, 03/25/2047(1)	303,956
117,448	0.96%, 09/25/2046(1)	89,199
686,861	1.54%, 10/25/2046(1)	543,244
	Banc of America Funding Trust
585,410	3.19%, 04/20/2036(1)	492,101
146,915	5.85%, 01/25/2037(3)	124,389
236,463	Banc of America Mortgage Trust 3.25%, 09/25/2035(1)	227,576
	BCAP LLC Trust
611,695	0.94%, 01/25/2037(1)	507,990
639,633	0.95%, 03/25/2037(1)	595,151
	Bear Stearns Adjustable Rate Mortgage Trust
569,409	2.83%, 10/25/2035(1)	547,877
242,270	3.18%, 02/25/2036(1)	206,539
195,898	Bear Stearns Alt-A Trust 1.09%, 08/25/2036(1)	170,418
328,780	Bear Stearns Mortgage Funding Trust 0.95%, 10/25/2036(1)	272,221
1,050,000	Chase Mortgage Finance Trust 5.50%, 11/25/2035	996,484
	CHL Mortgage Pass-Through Trust
67,383	1.45%, 03/25/2035(1)	52,874
930,179	3.12%, 09/25/2047(1)	858,385
109,621	3.21%, 03/20/2036(1)	89,792
1,378,000	Connecticut Avenue Securities 5.02%, 04/25/2029(1)	1,461,683
315,927	Deutsche Alt-A Securities Mortgage Loan Trust 0.92%, 03/25/2037(1)	259,489
1,683,588	DSLA Mortgage Loan Trust 1.49%, 03/19/2046(1)	1,454,042
	Fannie Mae Connecticut Avenue Securities
425,000	4.32%, 07/25/2029(1)(2)	429,054
880,000	5.12%, 04/25/2029(1)	924,801
125,662	First Horizon Mortgage Pass-Through Trust 3.00%, 08/25/2037(1)	100,432
	GMAC Mortgage Corp. Loan Trust
578,398	3.43%, 09/19/2035(1)	530,162
102,128	3.61%, 04/19/2036(1)	91,982
668,408	GreenPoint Mortgage Funding Trust 1.97%, 10/25/2045(1)	517,619
	GSR Mortgage Loan Trust
2,126,959	1.07%, 01/25/2037(1)	1,289,806
106,917	3.31%, 10/25/2035(1)	95,313
1,024,699	3.36%, 04/25/2035(1)	986,580
1,265,806	3.53%, 01/25/2036(1)	1,175,942
	HarborView Mortgage Loan Trust
274,342	0.96%, 01/19/2038(1)	238,780
2,826,896	1.01%, 12/19/2036(1)	2,294,374
675,555	1.10%, 09/19/2035(1)	573,726

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 59,306	Impac CMB Trust 3.02%, 02/25/2036(1)	$57,085
686,578	IndyMac IMSC Mortgage Loan Trust 0.92%, 03/25/2047(1)	439,861
	IndyMac Index Mortgage Loan Trust
311,822	0.96%, 04/25/2037(1)	230,647
203,940	1.01%, 07/25/2035(1)	179,004
461,873	1.05%, 07/25/2035(1)	372,344
658,565	1.06%, 01/25/2036(1)	421,458
1,264,148	1.17%, 07/25/2046(1)	769,812
1,500,637	3.18%, 04/25/2037(1)	967,329
	JP Morgan Mortgage Trust
347,126	2.98%, 11/25/2035(1)	324,742
252,689	3.19%, 09/25/2035(1)	242,231
950,242	3.33%, 05/25/2036(1)	856,392
	Lehman XS Trust
397,695	0.98%, 07/25/2046(1)	331,704
149,255	1.01%, 06/25/2047(1)	114,219
	LSTAR Securities Investment Trust
645,000	2.77%, 01/01/2022(1)(2)	641,658
765,254	2.77%, 09/01/2021(1)(2)	756,616
1,689,400	2.77%, 11/01/2021(1)(2)	1,667,261
74,562	Luminent Mortgage Trust 0.97%, 10/25/2046(1)	64,011
287,139	Merrill Lynch Mortgage Investors Trust 3.26%, 07/25/2035(1)	222,135
1,721,869	Nomura Asset Acceptance Corp. Alternative Loan Trust 3.91%, 06/25/2036(1)	1,417,564
423,224	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	398,670
	Residential Accredit Loans, Inc.
230,073	1.07%, 04/25/2036(1)	165,483
1,429,913	1.92%, 11/25/2037(1)	991,975
83,647	6.00%, 12/25/2035	77,294
929,707	Residential Asset Securitization Trust 1.22%, 03/25/2035(1)	729,757
	Residential Funding Mortgage Securities, Inc.
1,021,164	3.28%, 08/25/2035(1)	758,221
89,586	3.63%, 04/25/2037(1)	76,954
56,569	Sequoia Mortgage Trust 3.13%, 07/20/2037(1)	47,202
1,035,172	Springleaf Mortgage Loan Trust 3.52%, 12/25/2065(1)(2)	1,037,835
1,507,871	Structured Adjustable Rate Mortgage Loan Trust 3.20%, 02/25/2036(1)	1,201,334
1,412,250	Structured Asset Mortgage Investments II Trust 1.00%, 02/25/2036(1)	1,197,072
1,424,617	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	1,122,314
	WaMu Mortgage Pass-Through Certificates Trust
154,291	1.19%, 06/25/2044(1)	143,834
1,931,623	1.39%, 12/25/2046(1)	1,617,456
60,813	1.60%, 08/25/2046(1)	53,579
147,779	2.10%, 11/25/2046(1)	133,347
1,244,843	2.61%, 06/25/2037(1)	1,119,397
310,554	2.85%, 08/25/2036(1)	278,943
837,473	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 1.37%, 07/25/2036(1)	459,207
177,910	Wells Fargo Alternative Loan Trust 3.10%, 12/28/2037(1)	163,247
	Wells Fargo Commercial Mortgage Trust
685,000	2.88%, 05/15/2048(1)(2)	411,447
205,000	3.36%, 09/15/2058(2)	119,987

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 246,051	Wells Fargo Mortgage Backed Securities Trust 3.24%, 09/25/2036(1)	$231,660

		45,319,299

	Total Asset & Commercial Mortgage Backed Securities (cost $64,394,363)	64,191,600

Corporate Bonds - 22.0%
	Advertising - 0.0%
45,000	Lamar Media Corp. 5.75%, 02/01/2026	47,700

	Airlines - 0.0%
55,000	Aircastle Ltd. 5.00%, 04/01/2023	55,829

	Apparel - 0.2%
410,000	Hanesbrands, Inc. 4.88%, 05/15/2026(2)	403,850
450,000	William Carter Co. 5.25%, 08/15/2021	465,750

		869,600

	Auto Parts & Equipment - 0.0%
150,000	ZF North America Capital, Inc. 4.75%, 04/29/2025(2)	152,505

	Chemicals - 0.3%
845,000	NOVA Chemicals Corp. 5.00%, 05/01/2025(2)	847,112
250,000	OCP S.A. 6.88%, 04/25/2044(4)	256,250
45,000	Versum Materials, Inc. 5.50%, 09/30/2024(2)	46,800

		1,150,162

	Commercial Banks - 7.8%
EUR 1,365,000	Allied Irish Banks plc 7.38%, 12/03/2020(1)(4)(5)	1,500,851
	Banco Bilbao Vizcaya Argentaria S.A.
1,800,000	7.00%, 02/19/2019(1)(4)(5)	1,855,660
$ 1,000,000	9.00%, 05/09/2018(1)(4)(5)	1,043,432
EUR 1,200,000	Banco Santander S.A. 6.25%, 09/11/2021(1)(4)(5)	1,240,397
1,550,000	Bank of Ireland 7.38%, 06/18/2020(1)(4)(5)	1,720,075
	Barclays plc
$ 200,000	7.88%, 03/15/2022(1)(4)(5)	205,500
EUR 1,100,000	8.00%, 12/15/2020(1)(5)	1,280,997
$ 830,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(5)	871,500
	CIT Group, Inc.
600,000	5.38%, 05/15/2020	638,250
317,000	5.50%, 02/15/2019(2)	333,509
EUR 725,000	Cooperatieve Rabobank UA 5.50%, 06/29/2020(1)(4)(5)	798,290
$ 1,650,000	Credit Agricole S.A. 8.13%, 12/23/2025(1)(2)(5)	1,754,115
2,765,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(2)(5)	2,726,981
3,220,000	Export-Import Bank of India 3.38%, 08/05/2026(2)	3,036,244
895,000	Goldman Sachs Group, Inc. 5.15%, 05/22/2045	925,807
1,625,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(2)(5)	1,482,813
GBP 225,000	Lloyds Banking Group plc 7.00%, 06/27/2019(1)(4)(5)	288,711
$ 240,000	Radian Group, Inc. 7.00%, 03/15/2021	265,800

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Royal Bank of Scotland Group plc
$ 1,140,000	7.50%, 08/10/2020(1)(5)	$1,105,800
350,000	8.63%, 08/15/2021(1)(5)	361,375
GBP 200,000	Santander UK Group Holdings plc 7.38%, 06/24/2022(1)(4)(5)	256,640
	Societe Generale S.A.
$ 400,000	7.38%, 09/13/2021(1)(2)(5)	400,740
1,875,000	8.25%, 11/29/2018(1)(4)(5)	1,947,656
	UBS Group AG
1,175,000	6.88%, 03/22/2021(1)(4)(5)	1,206,029
250,000	7.00%, 02/19/2025(1)(4)(5)	263,438
975,000	7.13%, 02/19/2020(1)(4)(5)	1,005,498

		28,516,108

	Commercial Services - 0.3%
470,000	Cardtronics, Inc. 5.13%, 08/01/2022	477,050
	United Rentals North America, Inc.
200,000	4.63%, 07/15/2023	204,250
280,000	5.50%, 07/15/2025	290,500

		971,800

	Construction Materials - 1.1%
90,000	Boise Cascade Co. 5.63%, 09/01/2024(2)	91,575
595,000	CRH America, Inc. 5.13%, 05/18/2045(2)	638,571
191,000	Eagle Materials, Inc. 4.50%, 08/01/2026	190,104
1,180,000	Grupo Cementos de Chihuahua S.A.B. de C.V. 8.13%, 02/08/2020(2)	1,227,200
440,000	Norbord, Inc. 6.25%, 04/15/2023(2)	457,050
	Standard Industries, Inc.
685,000	5.38%, 11/15/2024(2)	706,406
505,000	6.00%, 10/15/2025(2)	532,775

		3,843,681

	Diversified Financial Services - 0.4%
160,000	Aircastle Ltd. 5.50%, 02/15/2022	167,984
	Navient Corp.
340,000	5.50%, 01/15/2019	347,684
270,000	6.63%, 07/26/2021	274,725
495,000	7.25%, 09/25/2023	498,712

		1,289,105

	Electric - 0.8%
	AES Corp.
310,000	4.88%, 05/15/2023	308,450
785,000	8.00%, 06/01/2020	903,731
1,270,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/2021(4)	1,265,289
545,000	NRG Energy, Inc. 6.25%, 07/15/2022	561,350

		3,038,820

	Electrical Components & Equipment - 0.1%
400,000	EnerSys 5.00%, 04/30/2023(2)	407,000

	Engineering & Construction - 0.4%
1,355,000	SBA Tower Trust 3.60%, 04/15/2043(2)	1,359,549

	Entertainment - 0.1%
	GLP Capital L.P. / GLP Financing II, Inc.
10,000	4.38%, 04/15/2021	10,400
150,000	5.38%, 04/15/2026	156,375

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	WMG Acquisition Corp.
$ 180,000	4.88%, 11/01/2024(2)	$178,776
110,000	5.00%, 08/01/2023(2)	110,275

		455,826

	Environmental Control - 0.2%
	Clean Harbors, Inc.
60,000	5.13%, 06/01/2021	61,512
601,000	5.25%, 08/01/2020	616,476

		677,988

	Food - 0.1%
	Lamb Weston Holdings, Inc.
155,000	4.63%, 11/01/2024(2)	155,387
155,000	4.88%, 11/01/2026(2)	155,194

		310,581

	Forest Products & Paper - 0.3%
	Cascades, Inc.
120,000	5.50%, 07/15/2022(2)	121,650
255,000	5.75%, 07/15/2023(2)	257,869
440,000	Clearwater Paper Corp. 5.38%, 02/01/2025(2)	437,250
285,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/2027	280,041

		1,096,810

	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
30,000	5.50%, 05/20/2025	30,750
175,000	5.63%, 05/20/2024	181,562
175,000	5.88%, 08/20/2026	181,563

		393,875

	Healthcare-Products - 0.1%
455,000	Kinetic Concepts, Inc. / KCI USA, Inc. 7.88%, 02/15/2021(2)	491,400

	Healthcare-Services - 0.8%
465,000	Community Health Systems, Inc. 5.13%, 08/01/2021	438,262
740,000	HCA, Inc. 6.50%, 02/15/2020	808,450
440,000	LifePoint Health, Inc. 5.88%, 12/01/2023	437,800
90,000	MEDNAX, Inc. 5.25%, 12/01/2023(2)	92,925
1,080,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	1,139,400

		2,916,837

	Home Builders - 0.3%
551,000	CalAtlantic Group, Inc. 5.38%, 10/01/2022	570,974
410,000	Meritage Homes Corp. 6.00%, 06/01/2025	420,250

		991,224

	Household Products/Wares - 0.0%
60,000	ACCO Brands Corp. 5.25%, 12/15/2024(2)	60,381

	Insurance - 0.9%
1,330,000	AXA S.A. 6.46%, 12/14/2018(1)(2)(5)	1,329,175
235,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	236,548
	Genworth Holdings, Inc.
10,000	4.80%, 02/15/2024	8,100
65,000	4.90%, 08/15/2023	53,300

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 35,000	7.20%, 02/15/2021	$32,375
25,000	7.63%, 09/24/2021	23,063
10,000	7.70%, 06/15/2020	9,600
EUR 1,450,000	Mapfre S.A. 5.92%, 07/24/2037(1)	1,596,571
$ 110,000	MGIC Investment Corp. 5.75%, 08/15/2023	114,950

		3,403,682

	Internet - 0.1%
175,000	Netflix, Inc. 4.38%, 11/15/2026(2)	171,719

	Iron/Steel - 0.3%
480,000	ArcelorMittal 7.75%, 03/01/2041	522,000
	Steel Dynamics, Inc.
290,000	5.13%, 10/01/2021	300,150
155,000	5.50%, 10/01/2024	164,494

		986,644

	IT Services - 0.1%
400,000	NCR Corp. 5.00%, 07/15/2022	409,500

	Lodging - 0.2%
300,000	Choice Hotels International, Inc. 5.75%, 07/01/2022	322,500
500,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	511,250

		833,750

	Machinery - Construction & Mining - 0.1%
245,000	Oshkosh Corp. 5.38%, 03/01/2025	253,269

	Machinery-Diversified - 0.1%
465,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	481,856

	Media - 1.7%
335,000	Altice US Finance I Corp. 5.50%, 05/15/2026(2)	343,375
	CCO Holdings LLC / CCO Holdings Capital Corp.
30,000	5.13%, 02/15/2023	31,125
770,000	5.25%, 09/30/2022	797,119
70,000	5.75%, 09/01/2023	73,325
10,000	5.75%, 01/15/2024	10,500
15,000	6.63%, 01/31/2022	15,525
280,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	294,423
215,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(2)	228,438
325,000	CSC Holdings LLC 5.50%, 04/15/2027(2)	329,875
	DISH DBS Corp.
395,000	5.88%, 11/15/2024	399,444
625,000	6.75%, 06/01/2021	671,487
810,000	Liberty Interactive LLC 8.25%, 02/01/2030	850,500
440,000	SFR Group S.A. 7.38%, 05/01/2026(2)	451,550
	TEGNA, Inc.
220,000	4.88%, 09/15/2021(2)	225,500
470,000	5.13%, 07/15/2020	486,450
405,000	5.50%, 09/15/2024(2)	410,316
30,000	6.38%, 10/15/2023	31,725
	Videotron Ltd.
110,000	5.00%, 07/15/2022	114,400

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 315,000	5.38%, 06/15/2024(2)	$329,175

		6,094,252

	Mining - 0.4%
	Anglo American Capital plc
235,000	3.63%, 05/14/2020(2)	236,762
210,000	4.13%, 09/27/2022(2)	211,869
200,000	4.88%, 05/14/2025(2)	202,500
	Freeport-McMoRan, Inc.
5,000	3.88%, 03/15/2023	4,613
75,000	5.40%, 11/14/2034	65,508
110,000	5.45%, 03/15/2043	94,600
205,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	214,738
235,000	Teck Resources Ltd. 8.50%, 06/01/2024(2)	273,481

		1,304,071

	Multi-National - 0.0%
INR 8,060,000	International Finance Corp. 7.10%, 03/21/2031	130,775

	Oil & Gas - 2.0%
$ 120,000	Antero Resources Corp. 5.63%, 06/01/2023	122,400
	Concho Resources, Inc.
20,000	5.50%, 10/01/2022	20,775
220,000	5.50%, 04/01/2023	228,250
	Continental Resources, Inc.
15,000	3.80%, 06/01/2024	14,006
175,000	4.50%, 04/15/2023	172,812
45,000	4.90%, 06/01/2044	39,600
205,000	5.00%, 09/15/2022	209,100
30,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(2)	29,963
331,000	Ecopetrol S.A. 5.88%, 05/28/2045	292,604
	Marathon Oil Corp.
160,000	3.85%, 06/01/2025	157,075
70,000	5.20%, 06/01/2045	68,449
55,000	6.60%, 10/01/2037	62,181
45,000	6.80%, 03/15/2032	51,698
	MEG Energy Corp.
30,000	6.50%, 01/15/2025(2)	30,300
271,000	7.00%, 03/31/2024(2)	254,740
	Petrobras Global Finance B.V.
1,335,000	5.38%, 01/27/2021	1,343,744
110,000	6.13%, 01/17/2022	113,465
290,000	6.85%, 06/05/2115	243,687
125,000	7.38%, 01/17/2027	129,775
	Petroleos Mexicanos
95,000	5.38%, 03/13/2022(2)	96,848
936,000	5.50%, 06/27/2044	767,717
335,000	6.50%, 03/13/2027(2)	344,531
225,000	QEP Resources, Inc. 5.38%, 10/01/2022	227,250
75,596	Shelf Drilling Holdings Ltd. 9.50%, 11/02/2020(2)	68,036
30,000	SM Energy Co. 6.75%, 09/15/2026	31,200
455,000	Tesoro Corp. 5.13%, 04/01/2024	472,062
	WPX Energy, Inc.
260,000	5.25%, 09/15/2024	256,019
190,000	6.00%, 01/15/2022	197,600

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,322,000	YPF S.A. 8.50%, 07/28/2025(4)	$1,391,154

		7,437,041

	Packaging & Containers - 0.2%
130,000	Crown Americas LLC / Crown Americas Capital Corp. 4.25%, 09/30/2026(2)	124,313
215,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(2)	226,288
465,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(2)	475,555

		826,156

	Pipelines - 0.7%
	DCP Midstream LLC
55,000	5.35%, 03/15/2020(2)	57,750
65,000	9.75%, 03/15/2019(2)	73,450
	DCP Midstream Operating L.P.
70,000	2.70%, 04/01/2019	69,125
40,000	3.88%, 03/15/2023	38,600
145,000	4.95%, 04/01/2022	150,437
100,000	5.60%, 04/01/2044	90,875
1,095,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	1,229,137
385,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.25%, 10/15/2022	410,025
	Williams Cos., Inc.
170,000	3.70%, 01/15/2023	167,025
100,000	4.55%, 06/24/2024	101,250
75,000	5.75%, 06/24/2044	75,938
60,000	7.88%, 09/01/2021	69,870

		2,533,482

	Real Estate Investment Trusts - 0.1%
79,000	CoreCivic, Inc. 4.13%, 04/01/2020	80,185
100,000	Equinix, Inc. 5.38%, 04/01/2023	104,633

		184,818

	Retail - 0.1%
250,000	KFC Holding Co. / Pizza Hut Holdings LLC/ Taco Bell of America LLC 5.25%, 06/01/2026(2)	252,915

	Semiconductors - 0.2%
	Sensata Technologies B.V.
265,000	5.00%, 10/01/2025(2)	264,867
245,000	5.63%, 11/01/2024(2)	257,096

		521,963

	Shipbuilding - 0.0%
60,000	Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025(2)	62,550

	Software - 0.3%
	First Data Corp.
300,000	5.00%, 01/15/2024(2)	303,939
530,000	5.38%, 08/15/2023(2)	545,900
	MSCI, Inc.
20,000	4.75%, 08/01/2026(2)	19,900
45,000	5.25%, 11/15/2024(2)	46,643
245,000	5.75%, 08/15/2025(2)	259,548
50,000	Open Text Corp. 5.88%, 06/01/2026(2)	52,375

		1,228,305

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Telecommunications - 1.1%
$ 390,000	AT&T, Inc. 4.75%, 05/15/2046	$356,233
1,040,000	Mobile Telesystems OJSC via MTS International Funding Ltd. 5.00%, 05/30/2023(2)	1,070,222
380,000	Nokia Oyj 6.63%, 05/15/2039	398,019
	Sprint Communications, Inc.
919,000	7.00%, 03/01/2020(2)	998,264
201,000	9.00%, 11/15/2018(2)	220,095
	T-Mobile USA, Inc.
400,000	6.46%, 04/28/2019	406,200
40,000	6.63%, 11/15/2020	41,000
	Telecom Italia Capital S.A.
125,000	6.00%, 09/30/2034	123,125
40,000	6.38%, 11/15/2033	40,362
145,000	7.72%, 06/04/2038	159,500
350,000	Wind Acquisition Finance S.A. 4.75%, 07/15/2020(2)	356,125

		4,169,145

	Total Corporate Bonds (cost $79,949,787)	80,382,674

Foreign Government Obligations - 24.9%
	Argentina - 2.2%
ARS 6,364,047	Argentina Treasury Bond 2.25%, 04/28/2020(6)	402,585
	Argentine Republic Government International Bond
EUR 2,880,000	2.26%, 12/31/2038(3)	1,826,514
$ 4,550,000	6.88%, 01/26/2027(2)	4,504,500
918,335	8.28%, 12/31/2033	971,139
325,045	Provincia de Buenos Aires 9.95%, 06/09/2021(2)	364,863

		8,069,601

	Australia - 0.0%
AUD 155,000	Australia Government Bond 5.75%, 05/15/2021(4)	135,269

	Austria - 0.2%
	Austria Government Bond
EUR 260,000	1.65%, 10/21/2024(2)(4)	308,905
400,000	1.95%, 06/18/2019(2)(4)	457,632

		766,537

	Belgium - 0.3%
	Belgium Government Bond
440,000	1.25%, 06/22/2018(4)	487,033
375,000	2.60%, 06/22/2024(2)(4)	468,477
225,000	3.75%, 09/28/2020(2)(4)	279,373

		1,234,883

	Brazil - 1.4%
	Brazil Notas do Tesouro Nacional
BRL 616,725	6.00%, 08/15/2050(6)	206,710
1,574,000	10.00%, 01/01/2021	490,243
6,835,000	10.00%, 01/01/2023	2,093,690
$ 2,830,000	Brazilian Government International Bond 5.00%, 01/27/2045	2,419,650

		5,210,293

	Bulgaria - 0.2%
EUR 515,000	Bulgaria Government International Bond 3.13%, 03/26/2035(4)	545,518

	Canada - 0.1%
CAD 575,000	Canadian Government Bond 1.75%, 09/01/2019	452,210

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Chile - 0.0%
CLP 25,000,000	Bonos de la Tesoreria de la Republica en pesos 6.00%, 01/01/2020	$41,178

	Colombia - 1.4%
	Colombia Government International Bond
$ 3,680,000	2.63%, 03/15/2023	3,499,680
490,000	5.00%, 06/15/2045	477,015
	Colombian TES
COP 2,574,488,304	3.50%, 03/10/2021(6)	913,093
444,000,000	10.00%, 07/24/2024	180,904

		5,070,692

	Croatia - 0.5%
EUR 1,715,000	Croatia Government International Bond 3.00%, 03/11/2025(4)	1,844,718

	Denmark - 0.1%
	Denmark Government Bond
DKK 500,000	1.75%, 11/15/2025	80,629
1,745,000	4.00%, 11/15/2019	284,684

		365,313

	Dominican Republic - 0.6%
	Dominican Republic International Bond
$ 565,000	5.50%, 01/27/2025(4)	561,028
360,000	5.88%, 04/18/2024(4)	369,245
780,000	5.95%, 01/25/2027(2)	780,000
360,000	7.45%, 04/30/2044(4)	379,800

		2,090,073

	Egypt - 0.4%
	Egypt Government International Bond
880,000	6.13%, 01/31/2022(2)	887,911
380,000	7.50%, 01/31/2027(2)	380,536

		1,268,447

	Finland - 0.1%
	Finland Government Bond
EUR 150,000	1.13%, 09/15/2018(2)(4)	166,430
170,000	1.50%, 04/15/2023(2)(4)	199,791

		366,221

	France - 0.8%
	France Government Bond OAT
630,000	0.00%, 05/25/2020(4)(7)	686,476
445,000	0.50%, 11/25/2019(4)	492,029
625,000	1.00%, 11/25/2018(4)	693,189
790,000	3.00%, 04/25/2022(4)	983,113

		2,854,807

	Honduras - 0.0%
$ 150,000	Honduras Government International Bond 6.25%, 01/19/2027(2)	148,950

	Hungary - 1.2%
	Hungary Government International Bond
2,996,000	5.38%, 02/21/2023	3,266,479
1,100,000	6.38%, 03/29/2021	1,231,626

		4,498,105

	Indonesia - 0.9%
	Indonesia Government International Bond
775,000	6.63%, 02/17/2037(4)	914,881
1,610,000	7.75%, 01/17/2038(4)	2,133,649
IDR 3,848,000,000	Indonesia Treasury Bond 8.38%, 09/15/2026	302,226

		3,350,756

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Ireland - 0.1%
	Ireland Government Bond
EUR 205,000	3.40%, 03/18/2024(4)	$262,231
110,000	4.50%, 10/18/2018	128,830

		391,061

	Italy - 0.8%
	Italy Buoni Poliennali Del Tesoro
1,300,000	1.50%, 08/01/2019	1,446,602
415,000	3.75%, 09/01/2024	507,753
815,000	4.75%, 09/01/2021	1,032,985

		2,987,340

	Ivory Coast - 0.3%
$ 1,352,400	Ivory Coast Government International Bond 5.75%, 12/31/2032(4)	1,252,295

	Japan - 0.5%
JPY 165,000,000	Japan Government Five Year Bond 0.30%, 09/20/2018	1,473,821
48,800,000	Japan Government Ten Year Bond 1.10%, 03/20/2021	453,782

		1,927,603

	Malaysia - 0.1%
	Malaysia Government Bond
MYR 1,095,000	3.80%, 09/30/2022	245,969
440,000	3.96%, 09/15/2025	97,850
575,000	5.73%, 07/30/2019	136,802

		480,621

	Mexico - 1.8%
	Mexican Bonos
MXN 25,460,600	5.00%, 12/11/2019	1,162,197
3,969,600	6.50%, 06/09/2022	184,477
1,749,000	8.00%, 06/11/2020	86,442
5,319,200	10.00%, 12/05/2024	295,057
	Mexico Government International Bond
$ 520,000	3.50%, 01/21/2021	530,920
2,306,000	4.35%, 01/15/2047	1,991,923
1,240,000	4.75%, 03/08/2044	1,137,700
1,130,000	6.05%, 01/11/2040	1,234,525

		6,623,241

	Mongolia - 0.1%
	Mongolia Government International Bond
200,000	4.13%, 01/05/2018(4)	193,764
255,000	5.13%, 12/05/2022(4)	221,053

		414,817

	Morocco - 0.1%
EUR 175,000	Morocco Government International Bond 3.50%, 06/19/2024(4)	201,363

	Netherlands - 0.4%
	Netherlands Government Bond
350,000	0.25%, 01/15/2020	386,873
545,000	1.25%, 01/15/2019(2)(4)	609,975
290,000	2.00%, 07/15/2024(2)(4)	353,861

		1,350,709

	Norway - 0.1%
	Norway Government Bond
NOK 295,000	2.00%, 05/24/2023(2)(4)	37,097
1,305,000	3.75%, 05/25/2021(2)(4)	175,977

		213,074

	Panama - 0.5%
$ 1,675,000	Panama Government International Bond 3.88%, 03/17/2028	1,669,975

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Peru - 0.0%
PEN 135,000	Peru Government Bond 8.20%, 08/12/2026	$47,624

	Poland - 0.2%
	Poland Government Bond
PLN 1,410,000	2.00%, 04/25/2021	339,693
865,000	4.00%, 10/25/2023	222,519
1,100,000	5.25%, 10/25/2017	281,956

		844,168

	Romania - 1.2%
	Romania Government Bond
RON 5,270,000	1.35%, 02/25/2019	1,259,236
280,000	5.75%, 04/29/2020	74,495
	Romanian Government International Bond
EUR 2,078,000	2.88%, 10/28/2024(4)	2,384,522
495,000	3.88%, 10/29/2035(4)	547,839

		4,266,092

	Russia - 2.1%
	Russian Foreign Bond - Eurobond
$ 1,200,000	4.75%, 05/27/2026(4)	1,239,264
2,400,000	4.88%, 09/16/2023(4)	2,541,840
3,100,000	5.00%, 04/29/2020(4)	3,309,250
400,000	5.88%, 09/16/2043(4)	449,000

		7,539,354

	Saudi Arabia - 0.5%
1,735,000	Saudi Government International Bond 4.50%, 10/26/2046(2)	1,697,201

	Singapore - 0.0%
SGD 130,000	Singapore Government Bond 3.00%, 09/01/2024	97,453

	South Africa - 0.1%
	South Africa Government Bond
ZAR 5,140,000	7.00%, 02/28/2031	314,742
790,000	8.00%, 01/31/2030	53,180

		367,922

	Spain - 0.8%
	Spain Government Bond
EUR 135,000	1.30%, 10/31/2026(2)(4)	141,694
155,000	1.95%, 04/30/2026(2)(4)	173,064
575,000	2.75%, 10/31/2024(2)(4)	688,680
700,000	4.50%, 01/31/2018	791,546
770,000	5.50%, 04/30/2021(2)(4)	1,013,977

		2,808,961

	Sri Lanka - 0.1%
$ 200,000	Sri Lanka Government International Bond 6.85%, 11/03/2025(4)	199,780

	Supranational - 0.1%
INR 18,000,000	International Finance Corp. 7.80%, 06/03/2019	276,311

	Sweden - 0.1%
	Sweden Government Bond
SEK 1,215,000	1.50%, 11/13/2023	149,783
2,615,000	3.75%, 08/12/2017	306,182

		455,965

	Switzerland - 0.1%
	Switzerland Government Bond
CHF 50,000	2.00%, 05/25/2022(4)	57,491
145,000	3.00%, 01/08/2018(4)	151,835

		209,326

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Thailand - 0.1%
THB 7,420,000	Thailand Government Bond 3.63%, 06/16/2023	$225,752

	Turkey - 2.2%
TRY 780,000	Turkey Government Bond 9.40%, 07/08/2020	198,662
	Turkey Government International Bond
$ 2,395,000	3.25%, 03/23/2023	2,138,184
3,385,000	4.88%, 04/16/2043	2,760,095
1,285,000	5.75%, 03/22/2024	1,294,638
245,000	6.00%, 03/25/2027	247,010
310,000	6.63%, 02/17/2045	312,492
1,100,000	6.75%, 04/03/2018	1,142,900

		8,093,981

	Ukraine - 0.8%
	Ukraine Government International Bond
1,100,000	7.75%, 09/01/2019(4)	1,093,950
930,000	7.75%, 09/01/2021(2)	898,845
1,200,000	7.75%, 09/01/2027(4)	1,105,584

		3,098,379

	United Kingdom - 0.2%
	United Kingdom Gilt
GBP 120,000	1.50%, 01/22/2021(4)	156,450
365,000	1.75%, 07/22/2019(4)	476,061
170,000	2.00%, 07/22/2020(4)	225,135

		857,646

	Venezuela - 1.1%
	Venezuela Government International Bond
$ 4,499,000	7.75%, 10/13/2019(4)	2,710,647
2,115,300	12.75%, 08/23/2022(4)	1,385,522

		4,096,169

	Total Foreign Government Obligations (cost $92,550,597)	91,007,754

Municipal Bonds - 1.9%
	General - 1.3%
915,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	1,149,194
	Puerto Rico Commonwealth Government Employees Retirement System
3,090,000	6.15%, 07/01/2038	1,367,325
2,000,000	6.20%, 07/01/2039	885,000
2,365,000	6.30%, 07/01/2043	1,046,512
485,000	6.55%, 07/01/2058	214,613

		4,662,644

	General Obligation - 0.4%
1,480,000	City of Chicago, IL,GO 7.05%, 01/01/2029(8)	1,506,522

	Higher Education - 0.2%
835,000	University of California 4.60%, 05/15/2031	926,766

	Total Municipal Bonds (cost $7,363,118)	7,095,932

Senior Floating Rate Interests - 25.7%(9)
	Advertising - 0.2%
586,553	Acosta Holdco, Inc. 4.29%, 09/26/2021	566,023

	Aerospace/Defense - 0.6%
701,250	Fly Funding II S.a.r.l. 3.64%, 02/09/2022	705,415

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,641,254	TransDigm, Inc. 3.85%, 05/14/2022	$1,635,723

		2,341,138

	Agriculture - 0.2%
772,778	Pinnacle Operating Corp. 4.75%, 11/15/2018	676,822

	Airlines - 0.2%
590,400	Delta Air Lines, Inc. 3.27%, 10/18/2018	593,629

	Auto Manufacturers - 0.2%
582,091	Jaguar Holding Co. 4.25%, 08/18/2022	584,897

	Chemicals - 1.0%
140,000	Atotech B.V. 0.00%, 01/31/2024(10)	140,700
734,663	Chemours Co. 3.78%, 05/12/2022	731,908
	Ineos U.S. Finance LLC
890,655	3.75%, 05/04/2018	890,771
152,286	4.25%, 03/31/2022	152,857
608,082	MacDermid, Inc. 5.00%, 06/07/2023	615,872
572,125	Nexeo Solutions LLC 5.26%, 06/09/2023	576,416
445,000	Univar, Inc. 0.00%, 07/01/2022(10)	444,097

		3,552,621

	Coal - 0.1%
203,999	Arch Coal, Inc. 10.00%, 10/05/2021	205,631
270,000	Ascent Resources - Marcellus LLC 5.25%, 08/04/2020	161,325

		366,956

	Commercial Services - 1.1%
	Brickman Group Ltd. LLC
1,010,195	4.00%, 12/18/2020	1,013,639
265,000	7.50%, 12/17/2021	266,105
500,000	Conduent, Inc. 6.25%, 12/07/2023	508,540
320,000	DigitalGlobe, Inc. 3.53%, 01/15/2024	321,866
198,500	KAR Auction Services, Inc. 4.50%, 03/09/2023	200,795
329,988	ON Assignment, Inc. 3.53%, 06/03/2022	331,740
430,000	Quikrete Holdings, Inc. 4.02%, 11/15/2023	435,078
477,600	Russell Investment Group 6.75%, 06/01/2023	484,167
380,000	Team Health, Inc. 0.00%, 01/17/2024(10)	379,289

		3,941,219

	Distribution/Wholesale - 0.3%
768,000	FPC Holdings, Inc. 5.25%, 11/19/2019	729,838
303,017	PowerTeam Services LLC 4.25%, 05/06/2020	302,638

		1,032,476

	Diversified Financial Services - 0.8%
545,000	EVO Payments International LLC 6.00%, 12/22/2023	551,812

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 125,000	NFP Corp. 0.00%, 01/08/2024(10)	$126,459
200,000	RP Crown Parent LLC 4.50%, 10/12/2023	201,400
853,169	SAM Finance Lux S.a.r.l. 4.25%, 12/17/2020	854,876
1,050,000	Telenet International Finance S.a.r.l. 3.77%, 01/31/2025	1,058,998

		2,793,545

	Electric - 0.5%
552,225	Calpine Construction Finance Co., L.P. 3.75%, 05/31/2023	555,063
415,000	Chief Exploration & Development LLC 7.75%, 05/16/2021	409,812
235,000	Energy Future Intermediate Holding Co. LLC 4.25%, 06/30/2017	236,274
981,025	Seadrill Partners Finco LLC 4.00%, 02/21/2021	722,280

		1,923,429

	Electronics - 0.1%
474,572	Ceridian LLC 4.54%, 09/15/2020	472,793

	Energy-Alternate Sources - 0.1%
450,000	TEX Operations Co. LLC 5.00%, 08/04/2023	451,971

	Entertainment - 0.4%
784,615	Aristocrat Technologies, Inc. 3.78%, 10/20/2021	792,266
165,092	Hilton Worldwide Finance LLC 3.27%, 10/25/2023	166,575
352,800	Scientific Games International, Inc. 6.01%, 10/01/2021	355,227

		1,314,068

	Environmental Control - 0.1%
422,832	Advanced Disposal Services, Inc. 3.50%, 11/10/2023	426,608

	Food - 0.7%
1,261,245	Albertsons LLC 3.78%, 08/22/2021	1,266,366
525,333	Hostess Brands LLC 4.00%, 08/03/2022	530,061
905,000	JBS USA LLC 0.00%, 10/30/2022(10)	906,883

		2,703,310

	Food Service - 0.1%
365,625	Hearthside Group Holdings LLC 4.00%, 06/02/2021	368,367

	Healthcare-Products - 0.3%
521,033	Alere, Inc. 4.25%, 06/18/2022	521,116
260,000	Kinetic Concepts, Inc. 0.00%, 01/25/2024(10)	260,000
214,463	Revlon Consumer Products Corp. 4.31%, 09/07/2023	216,153
266,625	Sterigenics-Nordion Holdings LLC 4.25%, 05/15/2022	266,958

		1,264,227

	Healthcare-Services - 1.7%
570,427	American Renal Holdings, Inc. 4.75%, 09/20/2019	568,288

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$175,950	CDRH Parent, Inc. 5.25%, 07/01/2021	$160,885
	Community Health Systems, Inc.
253,958	3.75%, 12/31/2019	240,884
744,151	4.00%, 01/27/2021	703,067
651,438	Envision Healthcare Corp. 4.00%, 12/01/2023	657,750
214,463	Genoa, a QoL Healthcare Co. LLC 4.75%, 10/28/2023	215,445
665,000	inVentiv Health, Inc. 4.75%, 11/09/2023	670,539
1,020,749	MPH Acquisition Holdings LLC 5.00%, 06/07/2023	1,034,999
201,104	Opal Acquisition, Inc. 5.00%, 11/27/2020	187,278
540,790	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	536,507
259,701	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	262,623
777,150	U.S. Renal Care, Inc. 5.25%, 12/31/2022	731,881
277,154	Vizient, Inc. 5.00%, 02/13/2023	280,618

		6,250,764

	Household Products/Wares - 0.1%
260,000	Galleria Co. 3.81%, 09/29/2023	261,300

	Insurance - 1.5%
	Asurion LLC
79,444	4.03%, 07/08/2020	80,123
1,180,596	4.25%, 08/04/2022	1,192,898
304,238	4.75%, 11/03/2023	307,216
1,585,000	8.50%, 03/03/2021	1,606,794
390,825	Evertec Group LLC 3.27%, 04/17/2020	388,480
	Sedgwick Claims Management Services, Inc.
992,347	3.75%, 03/01/2021	995,652
375,000	6.75%, 02/28/2022	375,626
393,921	USI, Inc. 4.25%, 12/27/2019	394,976

		5,341,765

	Leisure Time - 0.9%
	Delta 2 (LUX) S.a.r.l.
2,253,002	5.07%, 07/30/2021	2,263,951
810,000	8.07%, 07/31/2022	813,038
385,702	Town Sports International LLC 4.50%, 11/15/2020	327,365

		3,404,354

	Lodging - 0.6%
448,875	Boyd Gaming Corp. 3.76%, 09/15/2023	453,503
1,251,442	Caesars Entertainment Operating Co. 0.00%, 03/01/2017(10)(11)	1,416,483
448,500	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	450,648

		2,320,634

	Machinery-Construction & Mining - 0.5%
974,051	American Rock Salt Holdings LLC 4.75%, 05/20/2021	974,461
381,425	Headwaters, Inc. 4.00%, 03/24/2022	382,283

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 384,657	Neff Rental LLC 7.54%, 06/09/2021	$383,215

		1,739,959

	Machinery-Diversified - 0.7%
800,250	Brand Energy & Infrastructure Services, Inc. 4.77%, 11/26/2020	798,449
396,675	Gardner Denver, Inc. 4.56%, 07/30/2020	391,848
1,414,066	Gates Global LLC 4.25%, 07/06/2021	1,408,763

		2,599,060

	Media - 2.0%
859,067	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	853,963
360,955	AVSC Holding Corp. 4.50%, 01/24/2021	360,955
399,000	Camelot Finance L.P. 4.75%, 10/03/2023	402,324
226,415	CBS Radio, Inc. 4.50%, 10/17/2023	228,256
967,688	Charter Communications Operating LLC 3.03%, 01/15/2024	970,774
518,400	Getty Images, Inc. 4.75%, 10/18/2019	447,581
711,178	ION Media Networks, Inc. 4.50%, 12/18/2020	714,734
	Numericable U.S. LLC
498,750	4.29%, 01/14/2025	502,805
158,800	5.29%, 01/15/2024	160,437
	Tribune Media Co.
864,266	3.78%, 01/27/2024	868,371
207,507	3.78%, 12/27/2020	208,493
695,000	UPC Financing Partnership 3.77%, 08/31/2024	695,000
921,824	Virgin Media Investment Holdings Ltd. 3.52%, 01/31/2025	927,014

		7,340,707

	Metal Fabricate/Hardware - 0.2%
687,858	Rexnord LLC 3.77%, 08/21/2023	691,731

	Mining - 0.1%
124,580	Ardagh Holdings USA, Inc. 4.01%, 12/17/2021	125,888
287,923	Minerals Technologies, Inc. 3.78%, 05/09/2021	290,443

		416,331

	Miscellaneous Manufacturing - 0.2%
731,666	Sram LLC 4.02%, 04/10/2020	728,922

	Oil & Gas - 0.7%
355,000	California Resources Corp. 11.38%, 12/31/2021	399,158
345,000	Chesapeake Energy Corp. 8.50%, 08/23/2021	377,199
268,125	Drillships Ocean Ventures, Inc. 5.56%, 07/25/2021	236,486
622,440	Pinnacle Holding Co. S.a.r.l. 4.75%, 07/30/2019	504,176
	Western Refining, Inc.
518,950	5.25%, 11/12/2020	520,896
372,500	5.50%, 06/23/2023	374,132

		2,412,047

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Oil & Gas Services - 0.2%
$ 887,550	Crosby U.S. Acquisition Corp. 4.00%, 11/23/2020	$811,221
261,313	Paragon Offshore Finance Co. 5.50%, 07/18/2021	102,957

		914,178

	Packaging & Containers - 1.3%
	Berry Plastics Group, Inc.
737,046	3.29%, 10/03/2022	741,387
444,710	3.50%, 01/06/2021	446,284
390,000	Flex Acquisition Co., Inc. 4.25%, 12/29/2023	393,171
290,155	Mauser Holding S.a.r.l. 4.50%, 07/31/2021	291,003
200,000	Prolampac Intermediate, Inc. 5.00%, 11/18/2023	202,750
1,894,046	Reynolds Group Holdings, Inc. 4.25%, 02/05/2023	1,898,591
681,741	Signode Industrial Group U.S., Inc. 4.00%, 05/01/2021	686,854

		4,660,040

	Pharmaceuticals - 0.4%
1,044,450	Endo Luxembourg Finance Co. I S.a r.l. 3.81%, 09/26/2022	1,040,972
464,470	Valeant Pharmaceuticals International, Inc. 5.53%, 04/01/2022	466,272

		1,507,244

	Real Estate - 0.4%
	DTZ U.S. Borrower LLC
1,454,434	4.26%, 11/04/2021	1,462,389
22,553	9.29%, 11/04/2022	22,553

		1,484,942

	REITS - 0.2%
808,888	MGM Growth Properties Operating Partnership L.P. 3.53%, 04/25/2023	815,391

	Retail - 2.3%
1,245,000	Bass Pro Group LLC 5.97%, 12/16/2023	1,205,509
694,552	BJ’s Wholesale Club, Inc. 4.50%, 09/26/2019	694,552
422,875	Harbor Freight Tools USA, Inc. 3.78%, 08/19/2023	424,613
513,079	J. Crew Group, Inc. 4.00%, 03/05/2021	285,913
921,058	Michaels Stores, Inc. 3.75%, 01/30/2023	915,633
817,939	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	676,059
453,863	Outerwall, Inc. 5.25%, 09/27/2023	459,395
894,766	Party City Holdings, Inc. 4.21%, 08/19/2022	888,431
	Rite Aid Corp.
745,000	4.88%, 06/21/2021	747,563
325,000	5.75%, 08/21/2020	325,812
1,760,477	US Foods, Inc. 3.78%, 06/27/2023	1,772,026

		8,395,506

	Semiconductors - 0.1%
463,838	ON Semiconductor Corp. 4.03%, 03/31/2023	468,671

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Software - 2.3%
$ 558,600	Dell, Inc. 4.03%, 09/07/2023	$560,974
582,530	Epicor Software Corp. 4.75%, 06/01/2022	584,715
	First Data Corp.
2,203,504	3.78%, 03/24/2021	2,216,240
1,362,112	3.78%, 07/10/2022	1,371,197
839,469	Infor U.S., Inc. 3.75%, 06/03/2020	839,335
861,785	Magic Newco LLC 5.00%, 12/12/2018	863,759
811,471	SS&C Technologies, Inc. 4.03%, 07/08/2022	818,864
1,233,800	WEX, Inc. 4.28%, 07/01/2023	1,247,680

		8,502,764

	Telecommunications - 1.9%
815,971	Entravision Communications Corp. 3.50%, 05/31/2020	816,485
	Level 3 Financing, Inc.
625,000	3.51%, 05/31/2022	630,600
1,135,000	4.00%, 08/01/2019	1,148,336
420,658	LTS Buyer LLC 4.25%, 04/13/2020	422,761
143,550	Salem Communications Corp. 4.50%, 03/13/2020	139,602
1,295,000	Sprint Communications, Inc. 0.00%, 01/13/2024(10)	1,296,619
1,610,504	Univision Communications, Inc. 4.00%, 03/01/2020	1,612,865
374,413	XO Communications LLC 6.00%, 03/17/2021	375,348
	Zayo Group LLC
130,000	0.00%, 01/12/2024(10)	131,030
265,000	0.00%, 01/19/2024(10)	267,099

		6,840,745

	Trucking & Leasing - 0.4%
890,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 0.00%, 01/13/2022(10)	901,445
606,715	Consolidated Container Co., LLC 5.00%, 07/03/2019	605,199

		1,506,644

	Total Senior Floating Rate Interests (cost $94,354,477)	93,977,798

U.S. Government Agencies - 0.4%
	FHLMC - 0.4%
5,328,587	0.30%, 10/25/2020(1)(12)	33,834
1,420,000	4.67%, 04/25/2029(1)	1,467,266

		1,501,100

	FNMA - 0.0%
291,192	5.50%, 06/25/2042(12)	71,218

	Total U.S. Government Agencies (cost $1,502,858)	1,572,318

U.S. Government Securities - 3.2%
	U.S. Treasury Securities - 3.2%
	U.S. Treasury Bonds - 0.7%
1,190,000	3.00%, 11/15/2045	1,175,450
1,335,000	3.75%, 11/15/2043(13)	1,514,235
50,000	5.38%, 02/15/2031	66,615

		2,756,300

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	U.S. Treasury Notes - 2.5%
$ 647,400	0.88%, 01/31/2018(13)		$647,375
7,373,700	1.25%, 12/15/2018(14)		7,382,054
495,000	2.00%, 02/15/2025		481,755
526,000	2.13%, 08/15/2021(13)		531,794

			9,042,978

			11,799,278

	Total U.S. Government Securities (cost $11,802,836)		11,799,278

Common Stocks - 0.4%
	Energy - 0.3%
83,644,001	KCA Deutag•(2)(15)(16)		1,050,819
17,105	Templar Energy LLC Class A•(15)(16)		171,048

			1,221,867

	Utilities - 0.1%
500,000	TCEH Corp.•(15)(16)		1
8,337	Vistra Energy Corp.		135,142

			135,143

	Total Common Stocks (cost $1,425,000)		1,357,010

	Total Long-Term Investments (cost $353,343,036)		351,384,364
Short-Term Investments - 4.5%
	Foreign Government Obligations - 0.7%
RON 10,885,000	Romania Treasury Bills 0.58%, 06/26/2017(17)		2,608,268

	Other Investment Pools & Funds - 3.8%
13,838,567	Fidelity Institutional Government Fund, Institutional Class		13,838,567

	Total Short-Term Investments (cost $16,541,665)		16,446,835

	Total Investments Excluding Purchased Options (cost $369,884,701)	100.5%	$367,831,199
	Total Purchased Options (cost $40,643)	0.0%	$38,321

	Total Investments (cost $369,925,344)^	100.5%	$367,869,520
	Other Assets and Liabilities	(0.5)%	(1,864,528)

	Total Net Assets	100.0%	$366,004,992

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$8,260,752
Unrealized Depreciation	(10,316,576)

Net Unrealized Depreciation	$(2,055,824)

•	Non-income producing.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $64,482,189, which represents 17.6% of total net assets.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $51,710,627, which represents 14.1% of total net assets.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(7)	Security is a zero-coupon bond.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $1,485,021 at January 31, 2017.
(9)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2017.
(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Securities disclosed are interest-only strips.
(13)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(14)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(15)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
03/2011	83,644,001	KCA Deutag	$1,133,544
10/2016	500,000	TCEH Corp.	—
10/2016	17,105	Templar Energy LLC Class A	146,456

			$1,280,000

At January 31, 2017, the aggregate value of these securities was $1,221,868, which represents 0.3% of total net assets.

(16)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $1,221,868, which represents 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(17)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at January 31, 2017
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/CNH Call	GSC	6.85 CNH per USD	02/17/17	USD	1,353,000	$7,818	$9,362	$(1,544)
USD Put/THB Call	BOA	35.71 THB per USD	02/08/17	USD	733,000	10,646	5,131	5,515
USD Put/TRY Call	GSC	3.80 TRY per USD	02/20/17	USD	739,000	12,439	18,198	(5,759)
USD Put/TRY Call	GSC	3.82 TRY per USD	02/24/17	USD	369,000	7,418	7,952	(534)

Total Puts					3,194,000	$38,321	$40,643	$(2,322)

Total purchased option contracts					3,194,000	$38,321	$40,643	$(2,322)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Futures Contracts Outstanding at January 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10-Year Mini JGB Future	3	03/10/2017	$398,823	$398,043	$(780)
Australian 10-Year Bond Future	3	03/15/2017	289,335	291,900	2,565
Australian 3-Year Bond Future	7	03/15/2017	592,989	593,567	578
Canadian Dollar Future	11	03/14/2017	839,765	845,075	5,310
Canadian Government 10-Year Bond Future	3	03/22/2017	320,167	316,865	(3,302)
Euro-BOBL Future	17	03/08/2017	2,429,067	2,439,648	10,581
Euro-BTP Future	7	03/08/2017	1,003,939	989,221	(14,718)
Euro-Oat Future	9	03/08/2017	1,457,227	1,436,631	(20,596)
Euro-Schatz Future	4	03/08/2017	484,099	484,587	488
Japan 10-Year Bond Future	4	03/13/2017	5,317,889	5,309,716	(8,173)
Long Gilt Future	5	03/29/2017	772,907	779,142	6,235
U.S. Treasury 10-Year Note Future	679	03/22/2017	84,716,665	84,514,281	(202,384)
U.S. Treasury 10-Year Note Future	53	03/22/2017	7,008,162	7,110,281	102,119
U.S. Treasury 5-Year Note Future	177	03/31/2017	20,851,429	20,862,492	11,063
U.S. Treasury Long Bond Future	63	03/22/2017	9,530,184	9,503,156	(27,028)

Total					$(138,042)

Short position contracts:
British Pound Future	39	03/13/2017	$2,999,519	$3,069,056	$(69,537)
Euro BUXL 30-Year Bond Future	4	03/08/2017	728,399	721,969	6,430
Euro FX Future	28	03/13/2017	3,694,446	3,787,350	(92,904)
Euro-Bund Future	30	03/08/2017	5,235,609	5,250,579	(14,970)
Japan Yen Future	48	03/13/2017	5,156,429	5,329,800	(173,371)
Swiss Franc Future	18	03/13/2017	2,211,659	2,280,600	(68,941)
U.S. Treasury 2-Year Note Future	212	03/31/2017	45,942,530	45,960,938	(18,408)
U.S. Treasury Ultra Bond Future	19	03/22/2017	3,095,788	3,053,063	42,725

Total					$(388,976)

Total futures contracts					$(527,018)

TBA Sale Commitments Outstanding at January 31, 2017
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
Argentine Republic Government International Bond, 6.88%	$ 1,755,000	01/01/2027	$ (1,737,450)	$ 1,966
FNMA, 3.50%	20,000,000	02/01/2047	(20,437,500)	38,281

Total (proceeds $22,215,197)			$ (22,174,950)	$ 40,247

At January 31, 2017, the aggregate market value of TBA Sale Commitments represents (6.1)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	MSC	USD	202,114	(0.32%)	07/25/45	$38,003	$—	$32,444	$(5,559)
ABX.HE.AAA.06-1	MSC	USD	85,698	(0.18%)	07/25/45	1,903	—	1,484	(419)
ABX.HE.AAA.06-1	JPM	USD	154,257	(0.18%)	07/25/45	3,397	—	2,670	(727)
ABX.HE.AAA.06-1	GSC	USD	16,842	(0.18%)	07/25/45	1,558	—	291	(1,267)
ABX.HE.AAA.06-1	GSC	USD	58,275	(0.18%)	07/25/45	5,244	—	1,005	(4,239)
ABX.HE.AAA.07-1	GSC	USD	395,875	(0.09%)	08/25/37	90,576	—	88,046	(2,530)
ABX.HE.AAA.07-1	JPM	USD	249,651	(0.09%)	08/25/37	60,325	—	55,525	(4,800)
ABX.HE.AAA.07-1	MSC	USD	1,212,590	(0.09%)	08/25/37	293,751	—	269,694	(24,057)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

ABX.HE.AAA.07-1	CSI	USD	1,130,562	(0.09%)	08/25/37	297,427	—	$251,447	(45,980)
ABX.HE.PENAAA.06-2	JPM	USD	427,771	(0.11%)	05/25/46	49,170	—	39,164	(10,006)
ABX.HE.PENAAA.06-2	CSI	USD	672,096	(0.11%)	05/25/46	77,430	—	61,534	(15,896)
CMBX.NA.A.7	JPM	USD	595,000	(2.00%)	01/17/47	23,135	—	9,993	(13,142)
CMBX.NA.A.9	MSC	USD	800,000	(2.00%)	09/17/58	28,262	—	30,137	1,875
CMBX.NA.A.9	DEUT	USD	285,000	(2.00%)	09/17/58	14,513	—	10,752	(3,761)
CMBX.NA.AA.7	CSI	USD	910,000	(1.50%)	01/17/47	28,523	—	8,563	(19,960)
CMBX.NA.AA.7	CSI	USD	1,040,000	(1.50%)	01/17/47	32,597	—	9,785	(22,812)
CMBX.NA.AA.7	CSI	USD	1,200,000	(1.50%)	01/17/47	37,612	—	11,291	(26,321)
CMBX.NA.AA.8	MSC	USD	420,000	(1.50%)	10/17/57	16,978	—	6,629	(10,349)
CMBX.NA.AJ.4	DEUT	USD	645,789	(0.96%)	02/17/51	118,139	—	126,515	8,376
CMBX.NA.AJ.4	GSC	USD	95,636	(0.96%)	02/17/51	15,388	—	18,736	3,348
CMBX.NA.AJ.4	JPM	USD	1,414,820	(0.96%)	02/17/51	348,928	—	277,173	(71,755)
CMBX.NA.AJ.4	CSI	USD	2,035,961	(0.96%)	02/17/51	502,809	—	398,860	(103,949)
CMBX.NA.AS.7	GSC	USD	725,000	(1.00%)	01/17/47	15,911	—	(988)	(16,899)
CMBX.NA.AS.7	GSC	USD	665,000	(1.00%)	01/17/47	18,858	—	(887)	(19,745)
CMBX.NA.AS.7	CSI	USD	1,385,000	(1.00%)	01/17/47	25,339	—	(1,887)	(27,226)
CMBX.NA.AS.8	DEUT	USD	330,000	(1.00%)	10/17/57	24,260	—	422	(23,838)
CMBX.NA.BB.9	CSI	USD	35,000	(5.00%)	09/17/58	7,696	—	6,146	(1,550)
CMBX.NA.BBB.10	MSC	USD	295,000	(3.00%)	11/17/59	19,436	—	26,030	6,594
CMBX.NA.BBB.10	MSC	USD	535,000	(3.00%)	11/17/59	42,109	—	47,385	5,276
CMBX.NA.BBB.7	GSC	USD	270,000	(3.00%)	01/17/47	23,369	—	14,014	(9,355)
CMBX.NA.BBB.7	CSI	USD	530,000	(3.00%)	01/17/47	51,646	—	27,578	(24,068)
CMBX.NA.BBB.7	CSI	USD	570,000	(3.00%)	01/17/47	55,544	—	29,659	(25,885)
CMBX.NA.BBB.7	MSC	USD	630,000	(3.00%)	01/17/47	65,003	—	32,781	(32,222)
CMBX.NA.BBB.7	DEUT	USD	275,000	(3.00%)	01/17/47	20,150	—	14,309	(5,841)
CMBX.NA.BBB.7	GSC	USD	215,000	(3.00%)	01/17/47	19,459	—	11,206	(8,253)
CMBX.NA.BBB.7	MSC	USD	380,000	(3.00%)	01/17/47	31,601	—	19,773	(11,828)
CMBX.NA.BBB.7	DEUT	USD	280,000	(3.00%)	01/17/47	26,771	—	14,570	(12,201)
CMBX.NA.BBB.7	DEUT	USD	295,000	(3.00%)	01/17/47	36,795	—	15,350	(21,445)
CMBX.NA.BBB.7	GSC	USD	265,000	(3.00%)	01/17/47	37,075	—	13,789	(23,286)
CMBX.NA.BBB.7	GSC	USD	680,000	(3.00%)	01/17/47	63,631	—	35,383	(28,248)
CMBX.NA.BBB.7	MSC	USD	1,915,000	(3.00%)	01/17/47	186,625	—	99,645	(86,980)
CMBX.NA.BBB.9	MSC	USD	280,000	(3.00%)	09/17/58	30,770	—	30,607	(163)
CMBX.NA.BBB.9	MSC	USD	260,000	(3.00%)	09/17/58	30,435	—	27,445	(2,990)
CMBX.NA.BBB.9	MSC	USD	160,000	(3.00%)	09/17/58	18,922	—	16,889	(2,033)

Total						$2,937,073	$—	$2,190,957	$(746,116)

Sell protection:
CDX.EMS.26	GSC	USD	10,931,000	1.00%	12/20/21	$—	$(655,829)	$(636,042)	$19,787
CDX.EMS.26	BCLY	USD	439,000	1.00%	12/20/21	—	(25,418)	(25,544)	(126)
CMBX.NA.AAA.6	DEUT	USD	4,261,935	0.50%	05/11/63	—	(103,883)	(2,023)	101,860
CMBX.NA.AAA.6	JPM	USD	2,937,887	0.50%	05/11/63	—	(92,213)	(1,394)	90,819
CMBX.NA.AAA.6	JPM	USD	4,991,410	0.50%	05/11/63	—	(46,905)	(2,369)	44,536
CMBX.NA.AAA.6	CSI	USD	419,698	0.50%	05/11/63	—	(4,502)	(200)	4,302
CMBX.NA.AAA.6	CSI	USD	359,741	0.50%	05/11/63	—	(3,858)	(170)	3,688
CMBX.NA.AAA.6	CSI	USD	109,921	0.50%	05/11/63	—	(1,179)	(52)	1,127
CMBX.NA.BB.6	MSC	USD	2,219,000	5.00%	05/11/63	—	(409,917)	(296,849)	113,068
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	—	(134,845)	(97,656)	37,189
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	—	(134,845)	(97,656)	37,189
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	—	(134,845)	(97,656)	37,189
CMBX.NA.BB.6	CSI	USD	725,000	5.00%	05/11/63	—	(133,922)	(96,988)	36,934
CMBX.NA.BB.6	GSC	USD	550,000	5.00%	05/11/63	—	(60,408)	(73,561)	(13,153)
CMBX.NA.BB.8	CSI	USD	1,255,000	5.00%	10/17/57	—	(353,043)	(274,334)	78,709
CMBX.NA.BB.8	CSI	USD	1,245,000	5.00%	10/17/57	—	(350,230)	(272,148)	78,082
CMBX.NA.BB.8	GSC	USD	735,000	5.00%	10/17/57	—	(224,800)	(160,665)	64,135
CMBX.NA.BB.8	CSI	USD	805,000	5.00%	10/17/57	—	(226,454)	(175,967)	50,487
CMBX.NA.BB.8	MSC	USD	578,000	5.00%	10/17/57	—	(162,607)	(126,346)	36,261
CMBX.NA.BB.8	MSC	USD	210,000	5.00%	10/17/57	—	(60,742)	(45,905)	14,837
CMBX.NA.BB.8	MSC	USD	180,000	5.00%	10/17/57	—	(51,988)	(39,346)	12,642
CMBX.NA.BB.8	GSC	USD	145,000	5.00%	10/17/57	—	(40,606)	(31,696)	8,910
CMBX.NA.BB.8	GSC	USD	80,000	5.00%	10/17/57	—	(23,778)	(17,488)	6,290
CMBX.NA.BB.8	JPM	USD	205,000	5.00%	10/17/57	—	(45,534)	(44,811)	723
CMBX.NA.BB.8	GSC	USD	20,000	5.00%	10/17/57	—	(2,333)	(4,372)	(2,039)
CMBX.NA.BB.8	MLI	USD	340,000	5.00%	10/17/57	—	(43,090)	(74,321)	(31,231)
CMBX.NA.BB.8	UBS	USD	365,000	5.00%	10/17/57	—	(41,630)	(79,786)	(38,156)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

CMBX.NA.BB.8	MLI	USD	370,000	5.00%	10/17/57	—	(33,598)	$(80,879)	(47,281)
CMBX.NA.BB.8	BOA	USD	462,000	5.00%	10/17/57	—	(32,008)	(100,990)	(68,982)
CMBX.NA.BB.9	GSC	USD	395,000	5.00%	09/15/58	—	(109,153)	(69,368)	39,785
CMBX.NA.BB.9	GSC	USD	210,000	5.00%	09/15/58	—	(58,031)	(36,879)	21,152
CMBX.NA.BB.9	GSC	USD	210,000	5.00%	09/15/58	—	(57,530)	(36,879)	20,651
CMBX.NA.BB.9	MLI	USD	210,000	5.00%	09/17/58	—	(58,627)	(36,879)	21,748
CMBX.NA.BB.9	JPM	USD	220,000	5.00%	09/17/58	—	(59,767)	(38,636)	21,131
CMBX.NA.BB.9	MLI	USD	205,000	5.00%	09/17/58	—	(55,692)	(36,001)	19,691
PrimeX.ARM.2	MSC	USD	845,808	4.58%	12/25/37	31,042	—	11,679	(19,363)
PrimeX.ARM.2	JPM	USD	231,041	4.58%	12/25/37	9,732	—	3,189	(6,543)

Total						$40,774	$(4,033,810)	$(3,196,988)	$796,048

Total traded indices						$2,977,847	$(4,033,810)	$(1,006,031)	$49,932

Credit default swaps on single-name issues:
Buy protection:
United Mexican States	GSC	USD	775,000	(1.00%)/1.66%	12/20/21	$28,477	$—	$22,337	$(6,140)

Credit default swaps on single-name issues:
Sell protection:
Brazilian Government International Bond	BCLY	USD	2,905,000	1.00%/2.46%	12/20/21	$—	$(268,184)	$(187,094)	$81,090
Malaysia Government Bond	BNP	USD	1,510,000	1.00%/1.33%	12/20/21	—	(19,397)	(20,937)	(1,540)
Peruvian Government International Bond	GSC	USD	1,465,000	1.00%/0.98%	06/20/21	—	(33,025)	2,663	35,688
Russian Government International Bond	GSC	USD	1,946,000	1.00%/1.82%	12/20/21	—	(68,529)	(70,423)	(1,894)

Total						$—	$(389,135)	$(275,791)	$113,344

Total single-name issues						$28,477	$(389,135)	$(253,454)	$107,204

Total OTC contracts						$3,006,324	$(4,422,945)	$(1,259,485)	$157,136

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2017
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.27	USD	14,930,000	(5.00%)	12/20/21	$(761,589)	$(988,267)	$(226,678)
CDX.NA.HY.27	USD	51,038,000	(5.00%)	12/20/21	2,191,515	3,378,375	1,186,860
CDX.NA.IG.26	USD	10,874,000	(1.00%)	06/20/21	(92,167)	(193,629)	(101,462)
ITRAXX.XOV.26	EUR	7,429,000	(5.00%)	12/20/21	547,682	727,960	180,278

Total					$1,885,441	$2,924,439	$1,038,998

Total					$1,885,441	$2,924,439	$1,038,998

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swap Contracts Outstanding at January 31, 2017

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 3.120% based on the notional amount of currency delivered	03/16/22	DEUT	USD 422,583	CNH 2,863,000	$—	$(6,694)	$3,228	$9,922
Fixed Rate equal to 3.120% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	03/16/22	DEUT	CNH 2,863,000	USD 422,583	6,694	—	(43,075)	(49,769)

Total						$6,694	$(6,694)	$(39,847)	$(39,847)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2017
Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.89% Fixed	CPURNSA	USD	20,889,000	07/15/24	$—	$—	$791,981	$791,981

		Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2017

Payments made by Fund		Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
	1M MXN TIIE	8.27% Fixed	MXN	10,040,000	12/30/26	$—	$—	$(14,784)	$(14,784)

	Foreign Currency Contracts Outstanding at January 31, 2017
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
AUD	Buy	02/03/17	CBK	$745,816	$779,578	$33,762
AUD	Buy	02/03/17	BCLY	109,677	109,960	283
AUD	Buy	03/06/17	NAB	222,054	222,786	732
AUD	Buy	03/06/17	BCLY	221,312	222,028	716
AUD	Buy	03/06/17	MSC	221,490	222,028	538
AUD	Buy	03/06/17	BNP	221,536	222,029	493
AUD	Sell	02/03/17	BNP	221,694	222,195	(501)
AUD	Sell	02/03/17	MSC	221,655	222,195	(540)
AUD	Sell	02/03/17	BCLY	221,479	222,195	(716)
AUD	Sell	02/03/17	NAB	222,217	222,953	(736)
AUD	Sell	03/06/17	RBC	53,094	53,044	50
BRL	Buy	03/15/17	MSC	3,022,861	3,074,244	51,383
BRL	Sell	03/15/17	MSC	67,412	68,086	(674)
BRL	Sell	03/15/17	GSC	578,368	593,952	(15,584)
BRL	Sell	03/15/17	GSC	573,908	612,150	(38,242)
BRL	Sell	03/15/17	SSG	3,553,405	3,848,609	(295,204)
CAD	Buy	02/03/17	MSC	602,496	615,576	13,080
CAD	Buy	03/06/17	BMO	564,588	565,803	1,215

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

CAD	Sell	02/03/17	RBC	49,656	$49,953	$(297)
CAD	Sell	02/03/17	BMO	564,417	565,623	(1,206)
CHF	Buy	02/03/17	GSC	85,707	85,909	202
CHF	Sell	02/03/17	BCLY	82,950	85,909	(2,959)
CHF	Sell	03/06/17	RBC	30,454	30,372	82
CHF	Sell	03/06/17	GSC	85,839	86,055	(216)
CNY	Buy	03/15/17	SCB	369,156	375,205	6,049
COP	Buy	03/15/17	CIB	1,023,928	1,029,400	5,472
COP	Sell	03/15/17	BCLY	942,397	939,120	3,277
COP	Sell	03/15/17	SSG	996,879	1,029,401	(32,522)
DKK	Buy	02/03/17	MSC	61,979	62,575	596
DKK	Sell	02/03/17	GSC	60,487	62,575	(2,088)
DKK	Sell	03/06/17	RBC	50,919	50,883	36
DKK	Sell	03/06/17	MSC	62,062	62,660	(598)
EUR	Buy	02/03/17	CBK	3,312,268	3,423,433	111,165
EUR	Buy	02/03/17	CBK	2,204,669	2,282,289	77,620
EUR	Buy	02/03/17	CBK	539,187	544,122	4,935
EUR	Buy	02/03/17	JPM	100,358	102,563	2,205
EUR	Buy	02/28/17	CSFB	1,041,239	1,047,111	5,872
EUR	Buy	02/28/17	CSFB	629,686	633,237	3,551
EUR	Buy	03/06/17	BNP	5,498,146	5,517,410	19,264
EUR	Buy	03/15/17	BNP	612,460	618,663	6,203
EUR	Buy	03/15/17	RBC	136,017	140,605	4,588
EUR	Buy	03/15/17	BCLY	631,006	633,805	2,799
EUR	Buy	03/15/17	CSFB	290,444	292,026	1,582
EUR	Buy	03/15/17	CSFB	43,215	43,263	48
EUR	Buy	03/15/17	BOA	177,515	167,645	(9,870)
EUR	Buy	03/15/17	CBK	438,450	427,224	(11,226)
EUR	Buy	03/15/17	BOA	240,640	227,132	(13,508)
EUR	Buy	03/15/17	UBS	280,922	264,987	(15,935)
EUR	Buy	03/15/17	UBS	5,097,980	4,845,473	(252,507)
EUR	Sell	02/03/17	MSC	91,364	91,767	(403)
EUR	Sell	02/03/17	BNP	69,238	70,174	(936)
EUR	Sell	02/03/17	JPM	74,538	75,573	(1,035)
EUR	Sell	02/03/17	UBS	57,814	59,378	(1,564)
EUR	Sell	02/03/17	JPM	137,633	140,349	(2,716)
EUR	Sell	02/03/17	CBK	400,773	404,853	(4,080)
EUR	Sell	02/03/17	BNP	5,492,057	5,510,313	(18,256)
EUR	Sell	02/28/17	BCLY	235,567	237,734	(2,167)
EUR	Sell	02/28/17	UBS	9,853,434	9,972,947	(119,513)
EUR	Sell	03/06/17	RBC	32,461	32,430	31
EUR	Sell	03/15/17	BOA	5,927,233	5,742,102	185,131
EUR	Sell	03/15/17	JPM	1,609,499	1,535,842	73,657
EUR	Sell	03/15/17	BOA	2,014,909	1,941,434	73,475
EUR	Sell	03/15/17	SSG	58,166	59,486	(1,320)
EUR	Sell	03/15/17	MSC	207,336	210,908	(3,572)
EUR	Sell	03/15/17	BOA	1,080,446	1,086,986	(6,540)
EUR	Sell	03/15/17	MSC	4,510,476	4,565,344	(54,868)
GBP	Buy	02/03/17	GSC	668,332	685,640	17,308
GBP	Buy	02/03/17	MSC	669,080	685,640	16,560
GBP	Buy	03/06/17	CBK	1,305,707	1,315,504	9,797
GBP	Sell	02/03/17	CBK	55,411	56,613	(1,202)
GBP	Sell	02/03/17	CBK	1,305,012	1,314,668	(9,656)
GBP	Sell	02/28/17	MSC	544,211	544,978	(767)
HUF	Buy	03/14/17	CBK	136,957	140,864	3,907
JPY	Buy	02/03/17	BOA	8,246,951	8,558,889	311,938
JPY	Buy	03/06/17	SCB	2,579,705	2,601,132	21,427
JPY	Buy	03/06/17	MSC	2,658,896	2,679,944	21,048
JPY	Buy	03/06/17	BNP	2,580,904	2,601,133	20,229
JPY	Sell	02/03/17	MSC	74,078	74,400	(322)
JPY	Sell	02/03/17	CBK	214,542	215,230	(688)
JPY	Sell	02/03/17	BNP	51,491	52,257	(766)
JPY	Sell	02/03/17	JPM	49,145	50,486	(1,341)
JPY	Sell	02/03/17	JPM	283,461	292,288	(8,827)
JPY	Sell	02/03/17	BNP	2,578,685	2,598,499	(19,814)
JPY	Sell	02/03/17	MSC	2,656,583	2,677,230	(20,647)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

JPY	Sell	02/03/17	SCB	2,577,552	$2,598,498	$(20,946)
JPY	Sell	04/14/17	SSG	3,677,760	3,819,775	(142,015)
MXN	Buy	02/03/17	GSC	115,564	119,210	3,646
MXN	Buy	03/06/17	RBC	81,862	81,454	(408)
MXN	Buy	03/15/17	RBC	179,230	177,740	(1,490)
MXN	Sell	02/03/17	RBC	82,222	81,822	400
MXN	Sell	02/03/17	RBC	37,715	37,388	327
MXN	Sell	03/15/17	JPM	1,256,110	1,200,912	55,198
NOK	Buy	02/03/17	CBK	34,936	35,282	346
NOK	Sell	02/03/17	CBK	33,674	35,282	(1,608)
NOK	Sell	03/06/17	CBK	34,941	35,291	(350)
PHP	Buy	03/15/17	CBK	11,040	11,238	198
PLN	Buy	02/03/17	CBK	121,556	122,847	1,291
PLN	Sell	02/03/17	BCLY	116,500	122,848	(6,348)
PLN	Sell	03/06/17	CBK	121,493	122,785	(1,292)
RON	Sell	06/26/17	CBK	2,717,547	2,622,282	95,265
RON	Sell	08/28/17	JPM	849,923	803,044	46,879
RON	Sell	08/28/17	BNP	512,428	484,720	27,708
RUB	Buy	03/15/17	CBK	1,501,939	1,490,512	(11,427)
RUB	Buy	06/21/17	CBK	131,124	146,587	15,463
RUB	Sell	03/15/17	BOA	35,354	35,070	284
RUB	Sell	03/15/17	BCLY	1,343,864	1,455,443	(111,579)
SEK	Buy	02/03/17	CBK	166,603	168,306	1,703
SEK	Sell	02/03/17	BCLY	161,320	168,305	(6,985)
SEK	Sell	03/06/17	CBK	166,875	168,553	(1,678)
SGD	Buy	02/03/17	SCB	102,369	105,017	2,648
SGD	Buy	03/06/17	UBS	103,809	105,046	1,237
SGD	Sell	02/03/17	UBS	103,787	105,017	(1,230)
THB	Buy	03/15/17	BCLY	1,822,233	1,830,730	8,497
THB	Sell	03/15/17	JPM	1,806,824	1,826,585	(19,761)
TRY	Buy	03/15/17	GSC	590,743	551,387	(39,356)
TRY	Buy	03/15/17	BCLY	602,787	551,126	(51,661)
TRY	Sell	03/15/17	HSBC	261,741	223,331	38,410
TRY	Sell	03/15/17	BNP	260,605	222,283	38,322
TRY	Sell	03/15/17	BCLY	257,421	219,927	37,494
TRY	Sell	03/15/17	HSBC	253,993	219,403	34,590
TRY	Sell	03/15/17	JPM	249,210	217,571	31,639
ZAR	Buy	02/03/17	RBC	58,891	60,081	1,190
ZAR	Buy	02/03/17	JPM	19,127	19,656	529
ZAR	Buy	03/06/17	BNP	79,247	79,293	46
ZAR	Buy	03/15/17	CBK	1,440	1,473	33
ZAR	Sell	02/03/17	BNP	79,689	79,737	(48)

Total						$161,338

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
NAB	National Australia Bank Limited

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
TBA	To Be Announced
TIIE	Interbank Equilibrium Interest Rate

The Hartford Strategic Income Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$64,191,600	$—	$64,191,600	$—
Corporate Bonds	80,382,674	—	80,382,674	—
Foreign Government Obligations	91,007,754	—	91,007,754	—
Municipal Bonds	7,095,932	—	7,095,932	—
Senior Floating Rate Interests	93,977,798	—	93,977,798	—
U.S. Government Agencies	1,572,318	—	1,572,318	—
U.S. Government Securities	11,799,278	—	11,799,278	—
Common Stocks
Energy	1,221,867	—	—	1,221,867
Utilities	135,143	135,142	—	1
Short-Term Investments	16,446,835	13,838,567	2,608,268	—
Purchased Options	38,321	—	38,321	—
Foreign Currency Contracts(2)	1,555,649	—	1,555,649	—
Futures Contracts(2)	188,094	188,094	—	—
Swaps - Credit Default(2)	2,532,307	—	2,532,307	—
Swaps - Cross Currency(2)	9,922	—	9,922	—
Swaps - Interest Rate(2)	791,981	—	791,981	—

Total	$372,947,473	$14,161,803	$357,563,802	$1,221,868

Liabilities
Foreign Currency Contracts(2)	$(1,394,311)	$—	$(1,394,311)	$—
Futures Contracts(2)	(715,112)	(715,112)	—	—
Swaps - Credit Default(2)	(1,336,173)	—	(1,336,173)	—
Swaps - Cross Currency(2)	(49,769)	—	(49,769)	—
Swaps - Interest Rate(2)	(14,784)	—	(14,784)	—
TBA Sale Commitments	(22,174,950)	—	(22,174,950)	—

Total	$(25,685,099)	$(715,112)	$(24,969,987)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

The Hartford Total Return Bond Fund

  Schedule of Investments

  January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 28.0%
	Asset-Backed - Automobile - 1.0%
$ 2,030,000	AmeriCredit Automobile Receivables Trust 2.72%, 09/09/2019	$2,040,269
1,840,000	CarMax Auto Owner Trust 2.58%, 11/16/2020	1,845,225
	First Investors Auto Owner Trust
320,851	1.49%, 01/15/2020(1)	320,795
2,547,614	1.67%, 11/16/2020(1)	2,547,863
930,000	2.39%, 11/16/2020(1)	932,003
650,000	GM Financial Automobile Leasing Trust 1.96%, 03/20/2018(1)	651,335
4,239,559	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	4,246,604
	Santander Drive Auto Receivables Trust
438,560	1.82%, 05/15/2019	438,907
4,500,000	1.83%, 01/15/2020	4,508,720
480,656	2.25%, 06/17/2019	482,042
1,957,154	2.36%, 04/15/2020	1,964,373

		19,978,136

	Asset-Backed - Finance & Insurance - 13.3%
4,200,000	American Money Management Corp. 2.49%, 07/27/2026(1)(2)	4,203,969
2,910,000	Anchorage Capital CLO Ltd. 2.46%, 01/15/2029(1)(2)	2,908,545
	Apidos CLO
1,445,000	2.35%, 01/16/2027(1)(2)	1,444,270
2,935,000	2.48%, 01/19/2025(1)(2)	2,934,830
1,510,000	2.73%, 07/15/2023(1)(2)	1,516,864
	Ares CLO Ltd.
1,767,589	1.88%, 04/20/2023(1)(2)	1,759,888
3,580,000	2.29%, 07/28/2025(1)(2)	3,579,685
4,460,000	2.54%, 04/17/2026(1)(2)	4,468,831
	Atlas Senior Loan Fund Ltd.
6,012,000	2.45%, 07/16/2026(1)(2)	6,022,852
3,775,000	2.56%, 10/15/2026(1)(2)	3,773,090
3,420,000	Atrium XI 3.19%, 10/23/2025(1)(2)	3,421,077
4,375,000	Avery Point IV CLO Ltd. 2.56%, 04/25/2026(1)(2)	4,392,929
1,030,000	Babson CLO Ltd. 2.52%, 07/20/2025(1)(2)	1,027,743
4,580,000	BlueMountain CLO Ltd. 2.28%, 04/30/2026(1)(2)	4,577,710
531,875	Cal Funding II Ltd. 3.47%, 10/25/2027(1)	514,918
	Carlyle Global Market Strategies Ltd.
4,630,000	2.51%, 04/27/2027(1)(2)	4,644,413
2,815,000	2.69%, 10/20/2029(1)(2)	2,826,260
	Cent CLO Ltd.
4,475,000	2.51%, 04/17/2026(1)(2)	4,471,205
3,995,000	2.52%, 01/25/2026(1)(2)	3,992,991
2,865,000	2.53%, 07/27/2026(1)(2)	2,864,387
1,810,000	3.07%, 04/17/2026(1)(2)	1,817,292
	CIFC Funding Ltd.
3,940,000	2.41%, 08/14/2024(1)(2)	3,936,588
4,175,000	2.41%, 05/24/2026(1)(2)	4,182,077
4,745,000	2.52%, 04/18/2025(1)(2)	4,757,489
74,950	Consumer Credit Origination Loan Trust 2.82%, 03/15/2021(1)	74,975
	Dryden Senior Loan Fund
4,695,000	2.37%, 04/18/2026(1)(2)	4,695,207
3,970,000	2.45%, 07/15/2027(1)(2)	3,967,991
4,796,000	2.45%, 10/15/2028(1)(2)	4,793,573

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	First Franklin Mortgage Loan Trust
$ 2,250,478	1.01%, 04/25/2036(2)	$1,491,694
1,065,000	1.08%, 09/25/2036(2)	753,069
1,015,000	Flatiron CLO Ltd. 2.92%, 07/17/2026(1)(2)	1,014,906
695,000	Ford Credit Floorplan Master Owner Trust A 1.40%, 02/15/2019	694,931
6,637,000	Galaxy CLO Ltd. 2.27%, 04/15/2025(1)(2)	6,633,648
2,525,000	Green Tree Agency Advance Funding Trust 3.10%, 10/15/2048(1)	2,507,173
2,910,000	Highbridge Loan Management Ltd. 2.33%, 05/05/2027(1)(2)	2,906,453
3,970,000	JFIN CLO Ltd. 2.72%, 04/24/2029(1)(2)(3)	3,968,015
4,210,000	KKR CLO Ltd. 2.58%, 10/18/2028(1)(2)	4,211,878
3,575,000	Lendmark Funding Trust 3.26%, 04/21/2025(1)	3,569,163
	Madison Park Funding Ltd.
4,525,000	2.28%, 07/20/2026(1)(2)	4,522,719
4,825,000	2.32%, 10/23/2025(1)(2)	4,823,577
2,800,000	2.48%, 01/19/2025(1)(2)	2,805,390
3,370,000	3.44%, 01/27/2026(1)(2)	3,372,558
	Magnetite CLO Ltd.
3,165,000	2.04%, 04/15/2027(1)(2)	3,163,402
2,585,000	2.32%, 04/15/2026(1)(2)	2,583,695
3,890,000	2.46%, 07/25/2026(1)(2)	3,895,022
3,115,000	2.99%, 07/25/2026(1)(2)	3,131,425
	Nationstar HECM Loan Trust
523,104	2.24%, 06/25/2026(1)	525,883
1,543,773	2.98%, 02/25/2026(1)	1,544,365
3,795,000	Neuberger Berman CLO Ltd. 2.35%, 08/04/2025(1)(2)	3,808,582
4,895,000	NRZ Advance Receivables Trust 3.11%, 12/15/2050(1)	4,885,660
1,395,000	Oak Hill Credit Partners X Ltd. 2.50%, 07/20/2026(1)(2)	1,395,126
4,495,000	Oaktree EIF II Ltd. 2.46%, 02/15/2026(1)(2)	4,494,128
4,015,000	OCP CLO Ltd. 2.55%, 04/17/2027(1)(2)	4,018,449
2,385,000	Octagon Investment Partners Ltd. 2.14%, 07/17/2025(1)(2)	2,381,489
5,829,000	OHA Credit Partners VIII Ltd. 2.15%, 04/20/2025(1)(2)	5,820,670
6,305,000	OneMain Financial Issuance Trust 4.10%, 03/20/2028(1)	6,431,472
4,470,000	OZLM Funding Ltd. 2.49%, 04/30/2027(1)(2)	4,487,089
5,355,000	Race Point CLO Ltd. 2.53%, 04/15/2027(1)(2)	5,365,523
2,710,000	SBA Tower Trust 2.90%, 10/15/2044(1)(4)	2,728,770
3,320,000	Seneca Park CLO Ltd. 2.50%, 07/17/2026(1)(2)	3,330,926
3,430,000	Shackleton CLO Ltd. 2.50%, 07/17/2026(1)(2)	3,438,163
	SoFi Consumer Loan Program LLC
3,704,039	3.05%, 12/26/2025(1)	3,698,470
3,323,747	3.09%, 10/27/2025(1)	3,324,911
2,680,000	3.28%, 01/26/2026(1)	2,684,703
	Sound Point CLO Ltd.
3,768,000	2.41%, 01/21/2026(1)(2)	3,769,922
4,385,000	2.55%, 04/15/2027(1)(2)	4,393,770
1,410,000	5.62%, 07/15/2025(1)(2)	1,331,591

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 877,707	Springleaf Funding Trust 2.41%, 12/15/2022(1)	$878,940
3,940,000	2.90%, 11/15/2029(1)	3,935,205
4,175,000	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	4,151,443
4,090,000	Symphony CLO L.P. 2.51%, 01/09/2023(1)(2)	4,110,638
3,950,000	Symphony CLO Ltd. 2.29%, 07/14/2026(1)(2)	3,952,516
2,740,000	Thacher Park CLO Ltd. 2.50%, 10/20/2026(1)(2)	2,740,384
4,335,000	Treman Park CLO Ltd. 2.53%, 04/20/2027(1)(2)	4,332,815
	Voya CLO Ltd.
2,115,000	2.35%, 04/18/2026(1)(2)	2,113,932
1,545,000	2.46%, 07/25/2026(1)(2)	1,545,131
1,500,000	2.47%, 07/17/2026(1)(2)	1,501,001
4,220,000	2.50%, 04/18/2027(1)(2)	4,234,285
1,505,000	3.12%, 04/18/2027(1)(2)	1,512,043
4,650,000	York CLO Ltd. 2.73%, 01/20/2030(1)(2)	4,647,568
5,625,000	Zais CLO Ltd. 2.41%, 10/15/2028(1)(2)	5,583,836

		268,719,766

	Asset-Backed - Home Equity - 1.0%
	GSAA Home Equity Trust
623,068	0.84%, 12/25/2046(2)	338,588
6,114,654	0.85%, 02/25/2037(2)	3,293,957
1,175,268	0.86%, 12/25/2036(2)	597,189
3,815,753	0.87%, 03/25/2037(2)	2,025,446
2,503,284	0.95%, 11/25/2036(2)	1,224,032
842,648	0.99%, 05/25/2047(2)	636,499
533,882	1.07%, 03/25/2036(2)	360,940
589,448	5.88%, 09/25/2036(4)	303,636
1,639,827	5.99%, 06/25/2036(2)	824,582
181,771	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 0.92%, 06/25/2036(2)	156,201
1,496,155	Morgan Stanley Mortgage Loan Trust 0.94%, 11/25/2036(2)	654,203
5,080,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	5,035,057
783,350	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(4)	384,174
	Soundview Home Loan Trust
3,500,000	0.95%, 07/25/2037(2)	2,440,155
830,000	1.01%, 07/25/2036(2)	612,606
1,485,000	1.02%, 11/25/2036(2)	1,064,461

		19,951,726

	Commercial Mortgage - Backed Securities - 6.2%
	Banc of America Commercial Mortgage Trust
1,970,000	3.12%, 09/15/2048(1)(2)	1,155,057
590,000	3.71%, 09/15/2048	615,146
1,289,713	5.49%, 02/10/2051	1,301,456
102,838	5.75%, 02/10/2051(2)	104,008
510,000	Bear Stearns Commercial Mortgage Securities, Inc. 5.12%, 10/12/2042(2)	497,725
	Citigroup Commercial Mortgage Trust
14,469,826	1.11%, 07/10/2047(2)(5)	860,376
16,286,221	1.17%, 04/10/2048(2)(5)	1,041,058
300,000	2.94%, 04/10/2048	295,972
720,000	3.11%, 04/10/2048(1)	523,239
1,045,000	3.76%, 06/10/2048	1,088,211
795,000	3.82%, 11/10/2048	833,018
190,000	3.86%, 05/10/2047	200,486
415,000	4.40%, 03/10/2047(1)(2)	299,310

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 305,000	4.90%, 03/10/2047(1)(2)	$273,801
	Commercial Mortgage Loan Trust
570,000	3.33%, 06/10/2046	586,240
500,000	3.77%, 02/10/2049	519,481
1,260,694	6.10%, 12/10/2049(2)	1,281,012
	Commercial Mortgage Pass-Through Certificates
5,973,106	0.84%, 02/10/2047(2)(5)	197,580
360,000	4.24%, 02/10/2047(2)	388,202
735,000	4.75%, 10/15/2045(1)(2)	449,570
	Commercial Mortgage Trust
3,255,866	1.94%, 07/10/2046(1)(2)(5)	178,082
945,249	2.85%, 10/15/2045	953,935
525,000	3.10%, 03/10/2046	533,956
225,000	3.18%, 02/10/2048	226,974
1,025,000	3.21%, 03/10/2046	1,047,303
270,000	3.29%, 12/10/2044	279,878
1,270,000	3.35%, 02/10/2048	1,283,461
3,050,000	3.42%, 03/10/2031(1)	3,161,143
905,000	3.61%, 06/10/2046(2)	945,175
455,000	3.62%, 07/10/2050	468,048
1,425,000	3.69%, 08/10/2047	1,472,952
900,000	3.80%, 08/10/2047	942,997
740,000	3.90%, 07/10/2050	775,359
490,125	3.96%, 03/10/2047	516,106
860,000	4.02%, 07/10/2045	917,089
2,350,000	4.05%, 04/10/2047	2,505,531
420,000	4.07%, 02/10/2047(2)	448,417
390,000	4.21%, 08/10/2046	419,968
660,000	4.21%, 08/10/2046(2)	711,555
595,000	4.23%, 07/10/2045(2)	644,522
630,000	4.57%, 10/15/2045(1)(2)	421,892
1,030,691	Credit Suisse Commercial Mortgage Trust 5.67%, 06/15/2039(2)	1,034,599
742,825	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	723,253
	CSAIL Commercial Mortgage Trust
43,910,536	0.88%, 06/15/2057(2)(5)	2,186,156
1,512,043	0.96%, 04/15/2050(2)(5)	83,103
5,913,302	1.06%, 11/15/2048(2)(5)	367,175
450,000	3.36%, 08/15/2048(2)	352,268
2,835,022	3.45%, 08/15/2048	2,892,882
430,000	3.54%, 11/15/2048	441,597
2,637,000	3.72%, 08/15/2048	2,740,066
3,603,723	DBUBS Mortgage Trust 0.75%, 11/10/2046(1)(2)(5)	77,596
1,703,901	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	1,871,676
	FREMF Mortgage Trust
2,495,000	3.00%, 10/25/2047(1)(2)	2,495,188
2,710,000	5.25%, 09/25/2043(1)(2)	2,914,903
366,997	GE Business Loan Trust 1.77%, 05/15/2034(1)(2)	327,184
260,000	GE Commercial Mortgage Corp. 5.61%, 12/10/2049(2)	260,262
	GS Mortgage Securities Trust
26,352,390	0.21%, 07/10/2046(2)(5)	155,521
3,305,429	1.37%, 08/10/2044(1)(2)(5)	164,741
75,000	2.94%, 02/10/2046	76,060
2,010,000	2.95%, 11/05/2034(1)	2,038,262
605,000	3.38%, 05/10/2050	613,917
635,000	3.58%, 06/10/2047(1)	385,058
695,000	3.67%, 04/10/2047(1)	355,541
3,305,000	3.86%, 06/10/2047	3,485,111
450,000	4.07%, 01/10/2047	479,762
725,000	4.51%, 11/10/2047(1)(2)	611,848

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,310,000	4.87%, 04/10/2047(1)(2)	$999,059
	JP Morgan Chase Commercial Mortgage Securities Trust
5,345,879	2.27%, 02/12/2051(2)	5,134,797
1,325,000	2.73%, 10/15/2045(1)(2)	735,892
1,262,878	3.91%, 05/05/2030(1)	1,320,048
380,000	4.00%, 08/15/2046(1)(2)	305,713
730,000	4.41%, 12/15/2047(1)(2)	559,867
1,160,000	5.41%, 08/15/2046(1)(2)	1,191,043
850,309	5.72%, 02/15/2051	867,125
	JPMBB Commercial Mortgage Securities Trust
15,138,863	0.84%, 09/15/2047(2)(5)	539,380
5,086,445	0.95%, 05/15/2048(2)(5)	203,213
520,061	3.61%, 05/15/2048	534,900
860,000	3.74%, 10/15/2048(1)(2)	641,437
2,170,000	3.78%, 08/15/2047	2,272,174
1,665,000	3.80%, 09/15/2047	1,735,224
2,085,000	4.00%, 04/15/2047	2,214,182
	LB-UBS Commercial Mortgage Trust
57,900	5.43%, 02/15/2040	57,908
920,523	5.86%, 07/15/2040(2)	925,426
698,751	6.12%, 04/15/2041(2)	722,416
35,767	Lehman Brothers Small Balance Commercial 5.52%, 09/25/2030(1)(2)	34,812
	Merrill Lynch/Countrywide Commercial Mortgage Trust
1,675,012	5.70%, 09/12/2049	1,700,739
2,112,917	5.74%, 06/12/2050(2)	2,121,743
	Morgan Stanley Bank of America Merrill Lynch Trust
4,400,854	1.12%, 10/15/2048(2)(5)	302,669
9,589,464	1.15%, 12/15/2047(2)(5)	527,493
150,000	2.86%, 11/15/2045	152,437
640,000	2.92%, 02/15/2046	647,651
730,000	3.13%, 12/15/2048	745,149
880,000	3.18%, 08/15/2045	908,371
2,315,000	3.74%, 08/15/2047	2,421,897
425,000	4.06%, 02/15/2047	454,531
730,173	4.26%, 10/15/2046(2)	791,814
775,000	4.50%, 08/15/2045(1)	551,697
	Morgan Stanley Capital I Trust
18,618,632	0.46%, 09/15/2047(1)(2)(5)	263,327
495,000	2.78%, 08/15/2049	475,811
2,605,000	3.47%, 08/11/2029(1)	2,713,651
885,000	5.16%, 07/15/2049(1)(2)	728,583
425,000	5.33%, 10/12/2052(1)(2)	294,317
1,086,046	5.57%, 12/15/2044	1,103,224
511,161	5.81%, 12/12/2049	517,360
525,000	6.28%, 01/11/2043(1)(2)	520,818
	Morgan Stanley Re-Remic Trust
249,249	5.80%, 08/12/2045(1)(2)	249,491
251,228	5.80%, 08/15/2045(1)(2)	251,486
885,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(2)	863,699
	UBS-Barclays Commercial Mortgage Trust
1,200,000	3.09%, 08/10/2049	1,229,412
910,000	3.19%, 03/10/2046	930,176
835,120	3.24%, 04/10/2046	855,750
485,000	4.09%, 03/10/2046(1)(2)	353,372
	Wells Fargo Commercial Mortgage Trust
12,933,831	1.19%, 05/15/2048(2)(5)	846,796
915,000	2.92%, 10/15/2045	930,724
310,000	3.18%, 04/15/2050	309,937
645,000	3.29%, 05/15/2048	650,046
810,000	3.41%, 12/15/2047	832,717
605,000	3.41%, 09/15/2058	615,081
625,000	3.56%, 01/15/2059	640,662
760,000	3.64%, 06/15/2048	784,136
1,660,000	3.82%, 08/15/2050	1,742,521

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 255,000	4.10%, 05/15/2048(2)	$209,169
430,000	4.23%, 06/15/2048(2)	349,217
	WF-RBS Commercial Mortgage Trust
2,249,428	1.38%, 03/15/2047(2)(5)	137,166
870,000	2.87%, 11/15/2045	882,266
1,170,000	2.88%, 12/15/2045	1,188,827
1,545,000	3.02%, 11/15/2047(1)	612,421
305,000	3.07%, 03/15/2045	310,791
350,000	3.35%, 05/15/2045	356,264
730,000	3.61%, 11/15/2047	756,223
635,000	3.67%, 11/15/2044	669,249
3,315,000	3.68%, 08/15/2047	3,447,861
740,000	3.72%, 05/15/2047	773,143
3,230,281	4.00%, 05/15/2047	3,429,628
180,000	4.05%, 03/15/2047	191,624
2,369,636	4.10%, 03/15/2047	2,532,091
345,000	5.00%, 06/15/2044(1)(2)	292,161
400,505	5.00%, 04/15/2045(1)(2)	245,849
960,000	5.59%, 04/15/2045(1)(2)	967,730

		126,874,604

	Whole Loan Collateral CMO - 6.5%
	Adjustable Rate Mortgage Trust
216,813	1.02%, 01/25/2036(2)	201,657
947,239	1.04%, 11/25/2035(2)	879,706
1,336,076	1.27%, 01/25/2036(2)	1,154,456
855,784	4.10%, 11/25/2037(1)(2)	713,011
	Alternative Loan Trust
3,058,128	1.04%, 01/25/2036(2)	2,656,169
1,029,574	1.08%, 11/25/2035(2)	862,641
182,408	1.17%, 10/25/2036(2)	102,919
1,732,972	1.95%, 08/25/2035(2)	1,482,124
883,727	5.75%, 05/25/2036	678,359
329,297	6.00%, 05/25/2036	247,151
218,025	6.00%, 12/25/2036	145,491
	American Home Mortgage Assets Trust
673,178	0.96%, 09/25/2046(2)	511,260
850,185	1.54%, 10/25/2046(2)	672,418
	Banc of America Funding Trust
173,268	1.01%, 02/20/2047(2)	161,633
2,084,840	1.08%, 05/20/2047(2)	1,716,206
2,607,175	5.77%, 05/25/2037(2)	2,324,761
107,161	5.85%, 01/25/2037(4)	90,730
	BCAP LLC Trust
459,691	0.94%, 01/25/2037(2)	381,756
1,300,470	0.95%, 03/25/2037(2)	1,210,032
	Bear Stearns Adjustable Rate Mortgage Trust
1,029,865	2.83%, 10/25/2035(2)	990,921
635,063	3.18%, 02/25/2036(2)	541,400
	Bear Stearns Alt-A Trust
212,690	1.09%, 08/25/2036(2)	185,026
2,771,810	1.27%, 01/25/2036(2)	2,460,640
1,548,447	Bear Stearns Mortgage Funding Trust 0.95%, 10/25/2036(2)	1,282,072
857,850	Chase Mortgage Finance Trust 3.19%, 12/25/2035(2)	818,797
	CHL Mortgage Pass-Through Trust
1,201,045	1.45%, 03/25/2035(2)	942,431
482,327	2.96%, 06/20/2035(2)	451,854
1,971,980	3.12%, 09/25/2047(2)	1,819,776
280,905	3.21%, 03/20/2036(2)	230,092
	Countrywide Home Loans, Inc.
1,072,679	2.99%, 11/20/2035(2)	903,953
776,778	3.30%, 04/20/2036(2)	567,752
1,264,806	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,172,686

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 988,356	Deutsche Mortgage Sec, Inc. Mortgage Loan Trust 5.66%, 12/25/2033(4)	$994,848
	DSLA Mortgage Loan Trust
232,165	1.13%, 01/19/2045(2)	200,537
847,731	1.49%, 03/19/2046(2)	732,149
	Fannie Mae Connecticut Avenue Securities
1,620,000	4.32%, 07/25/2029(1)(2)	1,635,455
3,190,143	5.12%, 04/25/2029(2)	3,352,553
	GMAC Mortgage Corp. Loan Trust
795,598	3.43%, 09/19/2035(2)	729,248
149,349	3.61%, 04/19/2036(2)	134,511
1,260,001	GreenPoint Mortgage Funding Trust 1.97%, 10/25/2045(2)	975,752
	GSR Mortgage Loan Trust
4,163,807	1.07%, 01/25/2037(2)	2,524,968
279,609	3.24%, 10/25/2035(2)	244,493
2,578,574	3.53%, 01/25/2036(2)	2,395,512
	HarborView Mortgage Loan Trust
1,564,535	0.96%, 01/19/2038(2)	1,361,730
2,942,155	1.01%, 12/19/2036(2)	2,387,922
864,859	1.47%, 01/19/2035(2)	569,884
391,454	1.77%, 10/25/2037(2)	365,797
	IndyMac Index Mortgage Loan Trust
1,554,081	0.96%, 04/25/2037(2)	1,149,514
672,630	1.01%, 07/25/2035(2)	590,388
1,335,676	1.05%, 07/25/2035(2)	1,076,769
729,853	1.06%, 01/25/2036(2)	467,080
545,416	3.09%, 08/25/2035(2)	439,177
670,434	3.12%, 01/25/2036(2)	628,742
1,641,944	3.18%, 04/25/2037(2)	1,058,417
1,900,964	3.31%, 07/25/2037(2)	1,286,017
	JP Morgan Mortgage Trust
227,754	3.18%, 04/25/2037(2)	202,475
853,421	3.19%, 09/25/2035(2)	818,102
629,135	3.33%, 05/25/2036(2)	563,400
844,304	Lehman XS Trust 0.98%, 07/25/2046(2)	704,206
	LSTAR Securities Investment Trust
2,480,000	2.77%, 01/01/2022(1)(2)	2,467,149
2,984,310	2.77%, 04/01/2020(1)(2)	2,981,505
4,767,277	2.77%, 10/01/2020(1)(2)	4,715,204
1,880,570	2.77%, 09/01/2021(1)(2)	1,859,344
4,336,609	2.77%, 11/01/2021(1)(2)	4,279,778
	Luminent Mortgage Trust
4,416,369	0.96%, 05/25/2046(2)	3,711,727
489,981	0.97%, 10/25/2046(2)	420,642
441,672	Merrill Lynch Mortgage Investors Trust 3.26%, 07/25/2035(2)	341,684
1,629,564	Morgan Stanley Mortgage Loan Trust 3.16%, 05/25/2036(2)	1,141,364
6,928,000	Mortgage Repurchase Agreement Financing Trust 1.93%, 06/10/2019(1)(2)	6,926,310
	New Residential Mortgage Loan Trust
5,155,957	3.75%, 11/26/2035(1)(2)	5,347,372
4,961,024	3.75%, 11/25/2056(1)(2)	5,137,051
210,997	Nomura Asset Acceptance Corp. Alternative Loan Trust 3.91%, 06/25/2036(2)	173,708
2,354,460	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	2,217,864
	Residential Accredit Loans, Inc.
232,755	0.99%, 02/25/2046(2)	102,269
2,139,680	1.07%, 04/25/2036(2)	1,538,990
2,136,652	1.92%, 11/25/2037(2)	1,482,262
1,601,565	6.00%, 12/25/2035	1,479,916
	Residential Asset Securitization Trust
717,959	1.22%, 03/25/2035(2)	563,549

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,075,248	5.50%, 06/25/2035	$961,672
743,176	Residential Funding Mortgage Securities, Inc. 3.28%, 08/25/2035(2)	551,813
326,213	Sequoia Mortgage Trust 3.13%, 07/20/2037(2)	272,196
2,860,171	Springleaf Mortgage Loan Trust 3.52%, 12/25/2065(1)(2)	2,867,530
533,495	Structured Adjustable Rate Mortgage Loan Trust 1.07%, 09/25/2034(2)	416,678
567,652	Structured Asset Mortgage Investments II Trust 1.00%, 02/25/2036(2)	481,162
876,578	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	690,569
	Towd Point Mortgage Trust
4,659,007	2.25%, 08/25/2055(1)(2)	4,620,675
1,665,425	2.75%, 04/25/2055(1)(2)	1,670,557
3,724,347	2.75%, 08/25/2055(1)(2)	3,728,645
577,059	3.00%, 03/25/2054(1)(2)	581,834
	WaMu Mortgage Pass-Through Certificates Trust
1,146,271	1.19%, 06/25/2044(2)	1,068,581
618,257	1.58%, 07/25/2046(2)	502,314
524,981	1.60%, 08/25/2046(2)	462,526
347,934	2.10%, 11/25/2046(2)	313,955
1,576,350	2.61%, 06/25/2037(2)	1,417,497
372,692	2.67%, 12/25/2036(2)	323,842
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
481,829	0.86%, 02/25/2037(2)	307,179
233,630	0.93%, 02/25/2037(2)	177,299
1,705,905	1.37%, 07/25/2036(2)	935,389
878,628	1.43%, 11/25/2046(2)	642,155
793,980	Wells Fargo Alternative Loan Trust 3.10%, 12/28/2037(2)	728,540
	Wells Fargo Commercial Mortgage Trust
30,386,347	1.18%, 09/15/2057(2)(5)	1,882,130
2,115,000	2.88%, 05/15/2048(1)(2)	1,270,380
1,090,000	3.36%, 09/15/2058(1)	637,979
675,000	3.84%, 09/15/2058	706,368

		131,256,679

	Whole Loan Collateral PAC - 0.0%
160,854	Alternative Loan Trust 1.27%, 12/25/2035(2)	105,918

	Total Asset & Commercial Mortgage Backed Securities (cost $566,823,927)	566,886,829

Corporate Bonds - 32.0%
	Advertising - 0.0%
70,000	Lamar Media Corp. 5.75%, 02/01/2026	74,200

	Aerospace/Defense - 0.3%
530,000	BAE Systems plc 4.75%, 10/11/2021(1)	573,929
2,600,000	Embraer Netherlands Finance B.V. 5.40%, 02/01/2027	2,615,262
300,000	L-3 Communications Corp. 3.85%, 12/15/2026	300,757
	Lockheed Martin Corp.
955,000	2.50%, 11/23/2020	962,803
1,535,000	4.70%, 05/15/2046	1,639,966

		6,092,717

	Agriculture - 0.5%
	Altria Group, Inc.
1,040,000	2.85%, 08/09/2022	1,038,456
740,000	3.88%, 09/16/2046	678,103
1,680,000	BAT International Finance plc 2.75%, 06/15/2020(1)	1,689,609
	Imperial Brands Finance plc

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,345,000	2.05%, 07/20/2018(1)	$1,345,278
760,000	2.95%, 07/21/2020(1)	767,497
1,855,000	3.75%, 07/21/2022(1)	1,908,057
1,935,000	Reynolds American, Inc. 3.25%, 06/12/2020	1,984,598

		9,411,598

	Airlines - 0.0%
195,000	Aircastle Ltd. 5.00%, 04/01/2023	197,941

	Apparel - 0.1%
385,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	379,225
685,000	William Carter Co. 5.25%, 08/15/2021	708,975

		1,088,200

	Auto Manufacturers - 1.2%
925,000	Ford Motor Co. 4.35%, 12/08/2026	927,649
	Ford Motor Credit Co. LLC
6,510,000	1.46%, 03/27/2017	6,512,962
700,000	2.24%, 06/15/2018	702,429
800,000	4.13%, 08/04/2025	799,044
1,335,000	4.39%, 01/08/2026	1,344,112
	General Motors Co.
1,325,000	6.60%, 04/01/2036	1,526,118
330,000	6.75%, 04/01/2046	390,402
	General Motors Financial Co., Inc.
1,900,000	2.40%, 04/10/2018	1,907,275
3,150,000	3.50%, 07/10/2019	3,209,425
1,585,000	3.70%, 05/09/2023	1,573,656
3,640,000	4.75%, 08/15/2017	3,702,968
2,395,000	5.25%, 03/01/2026	2,539,780

		25,135,820

	Beverages - 1.3%
	Anheuser-Busch InBev Finance, Inc.
3,725,000	1.90%, 02/01/2019	3,730,096
605,000	2.15%, 02/01/2019	609,698
7,160,000	3.30%, 02/01/2023	7,278,419
480,000	3.65%, 02/01/2026	481,375
2,905,000	4.70%, 02/01/2036	3,041,001
5,870,000	4.90%, 02/01/2046	6,281,516
	Anheuser-Busch InBev Worldwide, Inc.
1,025,000	2.50%, 07/15/2022	1,008,434
1,445,000	3.75%, 07/15/2042	1,324,497
1,945,000	Pernod Ricard S.A. 3.25%, 06/08/2026(1)	1,870,040

		25,625,076

	Biotechnology - 0.1%
755,000	Celgene Corp. 4.63%, 05/15/2044	740,367
	Gilead Sciences, Inc.
530,000	2.50%, 09/01/2023	514,085
675,000	3.25%, 09/01/2022	690,614

		1,945,066

	Chemicals - 0.1%
	Methanex Corp.
1,005,000	4.25%, 12/01/2024	985,404
935,000	5.65%, 12/01/2044	863,835
70,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	72,800

		1,922,039

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Commercial Banks - 11.0%
EUR 2,415,000	Allied Irish Banks plc 7.38%, 12/03/2020(2)(6)(7)	$2,655,352
	Banco Bilbao Vizcaya Argentaria S.A.
2,200,000	7.00%, 02/19/2019(2)(6)(7)	2,268,029
800,000	8.88%, 04/14/2021(2)(6)(7)	932,688
$ 2,800,000	9.00%, 05/09/2018(2)(6)(7)	2,921,610
	Banco Santander S.A.
EUR 2,000,000	6.25%, 03/12/2019(2)(6)(7)	2,053,787
700,000	6.25%, 09/11/2021(2)(6)(7)	723,565
	Bank of America Corp.
$ 4,875,000	2.50%, 10/21/2022	4,711,083
2,475,000	2.63%, 04/19/2021	2,456,393
5,250,000	3.12%, 01/20/2023(2)	5,242,072
2,575,000	4.00%, 01/22/2025	2,568,570
1,670,000	4.18%, 11/25/2027	1,657,069
5,805,000	4.20%, 08/26/2024	5,897,067
1,500,000	4.44%, 01/20/2048(2)	1,493,047
990,000	5.00%, 01/21/2044	1,073,916
2,235,000	7.75%, 05/14/2038	3,080,880
EUR 2,450,000	Bank of Ireland 7.38%, 06/18/2020(2)(6)(7)	2,718,828
$ 4,740,000	Barclays Bank plc 6.05%, 12/04/2017(1)	4,887,632
	Barclays plc
2,300,000	3.68%, 01/10/2023	2,302,679
1,025,000	7.88%, 03/15/2022(2)(6)(7)	1,053,187
EUR 2,025,000	8.00%, 12/15/2020(2)(6)	2,358,199
$ 455,000	8.25%, 12/15/2018(2)(6)	474,841
2,265,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(6)	2,378,250
	Capital One NA/Mclean VA
7,075,000	1.65%, 02/05/2018	7,072,835
2,200,000	2.35%, 08/17/2018	2,212,855
1,119,000	CIT Group, Inc. 5.50%, 02/15/2019(1)	1,177,278
	Citigroup, Inc.
1,255,000	1.85%, 11/24/2017	1,258,269
1,890,000	2.70%, 03/30/2021	1,879,110
535,000	3.20%, 10/21/2026	506,770
2,425,000	4.30%, 11/20/2026	2,444,291
4,885,000	4.45%, 09/29/2027	4,953,517
1,820,000	4.60%, 03/09/2026	1,871,131
794,000	4.65%, 07/30/2045	824,750
1,285,000	4.75%, 05/18/2046	1,275,389
	Credit Agricole S.A.
GBP 750,000	7.50%, 06/23/2026(2)(6)(7)	956,688
$ 3,200,000	8.13%, 12/23/2025(1)(2)(6)	3,401,920
5,165,000	Credit Suisse Group AG 6.25%, 12/18/2024(1)(2)(6)	5,093,981
	Credit Suisse Group Funding Guernsey Ltd.
1,225,000	3.13%, 12/10/2020	1,225,107
565,000	3.80%, 06/09/2023	564,827
	Goldman Sachs Group, Inc.
460,000	2.00%, 04/25/2019	458,677
360,000	2.20%, 04/23/2020(2)	364,122
3,040,000	2.35%, 11/15/2021	2,960,829
1,725,000	2.38%, 01/22/2018	1,737,091
560,000	2.60%, 04/23/2020	562,530
1,695,000	2.75%, 09/15/2020	1,705,145
2,045,000	2.88%, 02/25/2021	2,050,454
860,000	4.75%, 10/21/2045	891,299
2,105,000	5.15%, 05/22/2045	2,177,456
2,696,000	6.00%, 06/15/2020	2,989,713
1,410,000	6.25%, 02/01/2041	1,757,915
1,700,000	6.45%, 05/01/2036	2,021,252

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 4,070,000	6.75%, 10/01/2037	$5,016,829
	HSBC Holdings plc
1,125,000	2.95%, 05/25/2021	1,126,476
2,870,000	3.40%, 03/08/2021	2,924,467
1,125,000	3.60%, 05/25/2023	1,136,297
3,800,000	4.25%, 08/18/2025	3,815,253
EUR 475,000	5.25%, 09/16/2022(2)(6)(7)	515,326
$ 1,125,000	HSBC USA, Inc. 2.75%, 08/07/2020	1,133,724
3,825,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(2)(6)	3,490,312
	JP Morgan Chase & Co.
1,110,000	2.30%, 08/15/2021	1,090,729
5,745,000	2.40%, 06/07/2021	5,680,771
1,855,000	2.55%, 10/29/2020	1,861,103
2,190,000	2.70%, 05/18/2023	2,136,343
530,000	2.75%, 06/23/2020	536,634
2,515,000	4.25%, 10/01/2027	2,558,135
2,800,000	4.35%, 08/15/2021	2,996,582
1,060,000	6.00%, 01/15/2018	1,103,683
	Morgan Stanley
595,000	2.13%, 04/25/2018	597,519
465,000	2.45%, 02/01/2019	468,431
1,175,000	2.50%, 01/24/2019	1,185,200
5,205,000	2.50%, 04/21/2021	5,139,521
1,030,000	2.63%, 11/17/2021	1,015,352
3,495,000	3.13%, 07/27/2026	3,318,468
1,530,000	3.63%, 01/20/2027	1,506,742
1,665,000	3.95%, 04/23/2027	1,627,984
2,710,000	4.00%, 07/23/2025	2,766,016
460,000	4.35%, 09/08/2026	466,738
310,000	4.88%, 11/01/2022	332,423
4,950,000	5.55%, 04/27/2017	5,001,198
505,000	7.30%, 05/13/2019	560,945
355,000	Radian Group, Inc. 7.00%, 03/15/2021	393,163
	Royal Bank of Scotland Group plc
3,890,000	3.88%, 09/12/2023	3,780,477
510,000	6.13%, 12/15/2022	537,980
2,455,000	7.50%, 08/10/2020(2)(6)	2,381,350
520,000	8.00%, 08/10/2025(2)(6)	504,468
745,000	8.63%, 08/15/2021(2)(6)	769,213
3,400,000	Santander Issuances SAU 5.18%, 11/19/2025	3,439,250
	Santander UK Group Holdings plc
1,355,000	3.57%, 01/10/2023	1,360,035
GBP 755,000	7.38%, 06/24/2022(2)(6)(7)	968,814
	Societe Generale S.A.
$ 2,525,000	7.38%, 09/13/2021(1)(2)(6)	2,529,671
3,040,000	8.25%, 11/29/2018(2)(6)(7)	3,157,800
	UBS Group AG
EUR 800,000	5.75%, 02/19/2022(2)(6)(7)	922,972
$ 1,875,000	6.88%, 03/22/2021(2)(6)(7)	1,924,515
2,765,000	7.13%, 02/19/2020(2)(6)(7)	2,851,489
2,550,000	UBS Group Funding Jersey Ltd. 2.65%, 02/01/2022(1)	2,475,061
720,000	UniCredit S.p.A. 8.00%, 06/03/2024(2)(6)(7)	662,880
	Wells Fargo & Co.
1,190,000	3.00%, 04/22/2026	1,133,402
955,000	3.00%, 10/23/2026	905,231
4,340,000	3.07%, 01/24/2023	4,335,482
2,465,000	4.40%, 06/14/2046	2,381,183
3,315,000	4.90%, 11/17/2045	3,429,682
50,000	5.38%, 11/02/2043	55,386
3,130,000	5.61%, 01/15/2044	3,576,513

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 3,885,000	Wells Fargo Bank NA 2.15%, 12/06/2019	$3,882,082

		221,771,245

	Commercial Services - 0.2%
525,000	Cardtronics, Inc. 5.13%, 08/01/2022	532,875
2,140,000	ERAC USA Finance LLC 2.60%, 12/01/2021(1)	2,110,740
	United Rentals North America, Inc.
425,000	4.63%, 07/15/2023	434,031
265,000	5.50%, 07/15/2025	274,938

		3,352,584

	Construction Materials - 0.1%
140,000	Boise Cascade Co. 5.63%, 09/01/2024(1)	142,450
291,000	Eagle Materials, Inc. 4.50%, 08/01/2026	289,635
520,000	Norbord, Inc. 6.25%, 04/15/2023(1)	540,150
	Standard Industries, Inc.
665,000	5.38%, 11/15/2024(1)	685,781
695,000	6.00%, 10/15/2025(1)	733,225

		2,391,241

	Diversified Financial Services - 0.5%
125,000	Aircastle Ltd. 5.50%, 02/15/2022	131,238
1,905,000	CBOE Holdings, Inc. 3.65%, 01/12/2027	1,899,337
1,555,000	Intercontinental Exchange, Inc. 2.75%, 12/01/2020	1,581,828
425,000	Nasdaq, Inc. 3.85%, 06/30/2026	423,354
	Navient Corp.
275,000	6.63%, 07/26/2021	279,813
395,000	7.25%, 01/25/2022	406,356
680,000	7.25%, 09/25/2023	685,100
	Visa, Inc.
1,740,000	2.80%, 12/14/2022	1,749,869
2,315,000	4.30%, 12/14/2045	2,393,527

		9,550,422

	Electric - 1.1%
	AES Corp.
1,170,000	4.88%, 05/15/2023	1,164,150
275,000	5.50%, 03/15/2024	278,438
1,350,000	Dominion Resources, Inc. 2.85%, 08/15/2026	1,263,685
1,260,000	DTE Energy Co. 1.50%, 10/01/2019	1,240,095
1,145,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,178,562
545,000	Duke Energy Corp. 2.65%, 09/01/2026	509,223
1,710,000	Duke Energy Florida LLC 3.40%, 10/01/2046	1,529,857
1,435,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,494,039
1,825,000	Electricite de France S.A. 4.95%, 10/13/2045(1)	1,867,055
	Emera U.S. Finance L.P.
320,000	2.70%, 06/15/2021	317,543
355,000	4.75%, 06/15/2046	360,768
	Exelon Corp.
370,000	2.45%, 04/15/2021	366,162

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,880,000	2.85%, 06/15/2020	$1,906,346
2,000,000	FirstEnergy Corp. 4.25%, 03/15/2023	2,089,154
	Fortis, Inc.
630,000	2.10%, 10/04/2021(1)	609,749
1,340,000	3.06%, 10/04/2026(1)	1,252,521
825,000	NextEra Energy Capital Holdings, Inc. 1.65%, 09/01/2018	823,048
550,000	NRG Energy, Inc. 7.25%, 05/15/2026(1)	575,437
495,000	Oncor Electric Delivery Co. LLC 7.00%, 09/01/2022	602,850
	Southern Co.
1,320,000	1.85%, 07/01/2019	1,315,682
490,000	2.95%, 07/01/2023	482,950
595,000	4.40%, 07/01/2046	588,778

		21,816,092

	Electrical Components & Equipment - 0.0%
535,000	EnerSys 5.00%, 04/30/2023(1)	544,363

	Electronics - 0.1%
1,140,000	Fortive Corp. 2.35%, 06/15/2021(1)	1,125,498

	Engineering & Construction - 0.3%
	SBA Tower Trust
2,400,000	2.93%, 12/09/2042(1)	2,402,079
3,435,000	3.60%, 04/15/2043(1)	3,446,531

		5,848,610

	Entertainment - 0.1%
	GLP Capital L.P. / GLP Financing II, Inc.
15,000	4.38%, 04/15/2021	15,600
230,000	5.38%, 04/15/2026	239,775
	WMG Acquisition Corp.
585,000	4.88%, 11/01/2024(1)	581,022
185,000	5.00%, 08/01/2023(1)	185,462

		1,021,859

	Environmental Control - 0.1%
	Clean Harbors, Inc.
150,000	5.13%, 06/01/2021	153,780
775,000	5.25%, 08/01/2020	794,956

		948,736

	Food - 0.5%
3,000,000	Danone S.A. 1.69%, 10/30/2019(1)	2,966,898
	Kraft Heinz Foods Co.
1,205,000	2.00%, 07/02/2018	1,207,023
815,000	2.80%, 07/02/2020	824,388
490,000	4.38%, 06/01/2046	458,092
	Kroger Co.
736,000	1.50%, 09/30/2019	725,582
1,035,000	2.65%, 10/15/2026	955,484
125,000	3.88%, 10/15/2046	112,432
	Lamb Weston Holdings, Inc.
260,000	4.63%, 11/01/2024(1)	260,650
260,000	4.88%, 11/01/2026(1)	260,325
1,600,000	Sigma Alimentos S.A. de CV 4.13%, 05/02/2026(1)	1,504,800
1,640,000	Sysco Corp. 2.50%, 07/15/2021	1,631,069

		10,906,743

	Forest Products & Paper - 0.0%
	Cascades, Inc.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 125,000	5.50%, 07/15/2022(1)	$126,719
270,000	5.75%, 07/15/2023(1)	273,038
535,000	Clearwater Paper Corp. 5.38%, 02/01/2025(1)	531,656

		931,413

	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
365,000	5.63%, 05/20/2024	378,687
365,000	5.88%, 08/20/2026	378,688
405,000	Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	389,077
75,000	Southern Star Central Corp. 5.13%, 07/15/2022(1)	76,500

		1,222,952

	Healthcare-Products - 0.5%
500,000	Kinetic Concepts, Inc. / KCI USA, Inc. 7.88%, 02/15/2021(1)	540,000
	Medtronic, Inc.
1,125,000	2.50%, 03/15/2020	1,138,703
1,353,000	4.38%, 03/15/2035	1,415,169
530,000	4.63%, 03/15/2045	564,878
	Thermo Fisher Scientific, Inc.
490,000	2.95%, 09/19/2026	463,155
1,740,000	3.00%, 04/15/2023	1,719,306
3,645,000	Zimmer Biomet Holdings, Inc. 1.45%, 04/01/2017	3,645,991

		9,487,202

	Healthcare-Services - 0.7%
	Aetna, Inc.
730,000	2.80%, 06/15/2023	724,154
315,000	4.25%, 06/15/2036	315,748
	Anthem, Inc.
3,540,000	3.50%, 08/15/2024	3,523,812
320,000	4.63%, 05/15/2042	319,524
505,000	Community Health Systems, Inc. 5.13%, 08/01/2021	475,963
741,000	HCA, Inc. 7.50%, 11/15/2095	709,507
695,000	LifePoint Health, Inc. 5.88%, 12/01/2023	691,525
150,000	MEDNAX, Inc. 5.25%, 12/01/2023(1)	154,875
1,370,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	1,445,350
	UnitedHealth Group, Inc.
2,345,000	1.70%, 02/15/2019	2,339,656
1,745,000	3.35%, 07/15/2022	1,799,974
1,620,000	3.75%, 07/15/2025	1,682,743
590,000	4.75%, 07/15/2045	646,937

		14,829,768

	Home Builders - 0.1%
850,000	CalAtlantic Group, Inc. 5.38%, 10/01/2022	880,812
515,000	Meritage Homes Corp. 6.00%, 06/01/2025	527,875

		1,408,687

	Household Products/Wares - 0.0%
70,000	ACCO Brands Corp. 5.25%, 12/15/2024(1)	70,445

	Insurance - 0.2%
1,050,000	American International Group, Inc. 4.70%, 07/10/2035	1,080,820
	CNO Financial Group, Inc.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 25,000	4.50%, 05/30/2020	$25,688
345,000	5.25%, 05/30/2025	347,273
	Genworth Holdings, Inc.
10,000	4.80%, 02/15/2024	8,100
75,000	4.90%, 08/15/2023	61,500
50,000	7.20%, 02/15/2021	46,250
35,000	7.63%, 09/24/2021	32,287
10,000	7.70%, 06/15/2020	9,600
1,375,000	Marsh & McLennan Cos., Inc. 3.50%, 03/10/2025	1,376,908
912,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	1,401,001
205,000	MGIC Investment Corp. 5.75%, 08/15/2023	214,225

		4,603,652

	Internet - 0.0%
275,000	Netflix, Inc. 4.38%, 11/15/2026(1)	269,844

	Iron/Steel - 0.0%
545,000	ArcelorMittal 6.13%, 06/01/2025	599,162
325,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	344,906

		944,068

	IT Services - 0.5%
	Apple, Inc.
1,955,000	3.45%, 02/09/2045	1,715,002
615,000	3.85%, 08/04/2046	571,595
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
975,000	3.48%, 06/01/2019(1)	995,060
770,000	4.42%, 06/15/2021(1)	801,371
490,000	8.35%, 07/15/2046(1)	611,812
6,175,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	6,338,921

		11,033,761

	Lodging - 0.0%
700,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	715,750

	Machinery - Construction & Mining - 0.0%
255,000	Oshkosh Corp. 5.38%, 03/01/2025	263,606

	Machinery-Diversified - 0.0%
240,000	CNH Industrial N.V. 4.50%, 08/15/2023	240,144

	Media - 2.2%
	21st Century Fox America, Inc.
1,205,000	3.38%, 11/15/2026(1)	1,173,143
225,000	4.75%, 11/15/2046(1)	223,481
2,150,000	6.15%, 03/01/2037	2,524,801
750,000	6.20%, 12/15/2034	880,851
500,000	Altice US Finance I Corp. 5.50%, 05/15/2026(1)	512,500
575,000	CBS Corp. 4.00%, 01/15/2026	581,653
	CCO Holdings LLC / CCO Holdings Capital Corp.
35,000	5.13%, 02/15/2023	36,312
170,000	5.75%, 09/01/2023	178,075
570,000	5.75%, 02/15/2026(1)	604,022
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,100,000	3.58%, 07/23/2020	1,126,906
3,920,000	4.46%, 07/23/2022	4,098,497
435,000	4.91%, 07/23/2025	457,407

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 2,655,000	6.48%, 10/23/2045	$3,018,066
325,000	Columbus Cable Barbados Ltd. 7.38%, 03/30/2021(1)	345,312
	Comcast Corp.
90,000	1.63%, 01/15/2022	85,834
5,285,000	2.75%, 03/01/2023	5,213,980
1,595,000	3.40%, 07/15/2046	1,348,292
600,000	4.75%, 03/01/2044	636,437
95,000	5.70%, 07/01/2019	103,653
	Cox Communications, Inc.
685,000	3.25%, 12/15/2022(1)	667,802
735,000	3.35%, 09/15/2026(1)	699,799
1,200,000	3.85%, 02/01/2025(1)	1,175,152
510,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	517,650
755,000	DISH DBS Corp. 5.88%, 11/15/2024	763,494
1,295,000	Grupo Televisa S.A.B. 6.13%, 01/31/2046	1,273,109
1,265,000	Liberty Interactive LLC 8.25%, 02/01/2030	1,328,250
1,379,000	NBC Universal Media LLC 5.95%, 04/01/2041	1,683,700
240,000	SFR Group S.A. 7.38%, 05/01/2026(1)	246,300
	Sky plc
565,000	2.63%, 09/16/2019(1)	567,684
1,575,000	3.13%, 11/26/2022(1)	1,567,375
	TEGNA, Inc.
535,000	5.13%, 10/15/2019	548,375
840,000	5.13%, 07/15/2020	869,400
	Time Warner Cable, Inc.
1,175,000	4.50%, 09/15/2042	1,055,619
2,145,000	8.75%, 02/14/2019	2,394,088
3,190,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	4,186,097
	Time Warner, Inc.
1,445,000	6.10%, 07/15/2040	1,666,932
345,000	6.20%, 03/15/2040	400,496
270,000	Viacom, Inc. 3.45%, 10/04/2026	250,619

		45,011,163

	Mining - 0.1%
	Anglo American Capital plc
240,000	3.63%, 05/14/2020(1)	241,800
250,000	4.13%, 04/15/2021(1)	253,750
220,000	4.13%, 09/27/2022(1)	221,958
200,000	4.88%, 05/14/2025(1)	202,500
	Freeport-McMoRan, Inc.
5,000	3.88%, 03/15/2023	4,613
100,000	5.40%, 11/14/2034	87,344
160,000	5.45%, 03/15/2043	137,600
175,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	183,312
605,000	Rio Tinto Finance USA Ltd. 3.75%, 06/15/2025	627,414
400,000	Teck Resources Ltd. 8.50%, 06/01/2024(1)	465,500

		2,425,791

	Oil & Gas - 2.7%
	Anadarko Petroleum Corp.
1,990,000	3.45%, 07/15/2024	1,962,172
810,000	4.50%, 07/15/2044	781,742
1,540,000	4.85%, 03/15/2021	1,655,415
20,000	5.55%, 03/15/2026	22,498

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,690,000	6.60%, 03/15/2046	$2,117,671
280,000	6.95%, 06/15/2019	310,635
185,000	Antero Resources Corp. 5.63%, 06/01/2023	188,700
	BP Capital Markets plc
1,345,000	2.11%, 09/16/2021	1,319,639
710,000	2.52%, 01/15/2020	718,907
1,915,000	2.75%, 05/10/2023	1,887,527
	Cenovus Energy, Inc.
1,445,000	3.00%, 08/15/2022	1,408,257
445,000	3.80%, 09/15/2023	442,679
980,000	5.20%, 09/15/2043	963,799
535,000	Concho Resources, Inc. 5.50%, 04/01/2023	555,062
2,420,000	ConocoPhillips Co. 4.95%, 03/15/2026	2,658,295
	Continental Resources, Inc.
25,000	3.80%, 06/01/2024	23,344
280,000	4.50%, 04/15/2023	276,500
55,000	4.90%, 06/01/2044	48,400
250,000	5.00%, 09/15/2022	255,000
3,500,000	Devon Energy Corp. 3.25%, 05/15/2022	3,511,994
390,000	Devon Financing Co. LLC 7.88%, 09/30/2031	500,697
45,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(1)	44,944
1,000,000	EnCana Corp. 3.90%, 11/15/2021	1,021,574
955,000	EOG Resources, Inc. 4.15%, 01/15/2026	999,508
	Hess Corp.
1,435,000	4.30%, 04/01/2027	1,437,384
1,155,000	5.60%, 02/15/2041	1,194,507
1,245,000	5.80%, 04/01/2047	1,325,612
936,000	6.00%, 01/15/2040	987,454
1,945,000	Kerr-McGee Corp. 6.95%, 07/01/2024	2,330,003
	Marathon Oil Corp.
675,000	2.70%, 06/01/2020	670,512
1,585,000	2.80%, 11/01/2022	1,531,177
380,000	3.85%, 06/01/2025	373,054
105,000	5.20%, 06/01/2045	102,673
75,000	6.60%, 10/01/2037	84,792
65,000	6.80%, 03/15/2032	74,675
310,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	313,100
	Petrobras Global Finance B.V.
1,530,000	6.85%, 06/05/2115	1,285,659
1,355,000	7.38%, 01/17/2027	1,406,761
	Petroleos Mexicanos
210,000	4.63%, 09/21/2023	204,750
1,440,000	5.50%, 02/04/2019	1,508,544
296,000	5.50%, 06/27/2044	242,782
690,000	6.38%, 02/04/2021	737,727
245,000	6.50%, 03/13/2027(1)	251,970
2,090,000	6.63%, 06/15/2035	2,044,438
244,000	6.75%, 09/21/2047	230,263
	Pioneer Natural Resources Co.
400,000	3.45%, 01/15/2021	410,398
450,000	3.95%, 07/15/2022	467,221
2,040,000	4.45%, 01/15/2026	2,160,764
290,000	6.65%, 03/15/2017	291,813
	QEP Resources, Inc.
20,000	5.38%, 10/01/2022	20,200
25,000	6.80%, 03/01/2020	26,250
	Shell International Finance B.V.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 930,000	2.50%, 09/12/2026	$865,438
1,920,000	3.25%, 05/11/2025	1,913,171
1,800,000	4.38%, 05/11/2045	1,830,064
170,000	SM Energy Co. 6.13%, 11/15/2022	175,525
1,855,000	Statoil ASA 3.95%, 05/15/2043	1,792,525
105,000	Tesoro Corp. 5.13%, 04/01/2024	108,937
	Valero Energy Corp.
2,455,000	3.40%, 09/15/2026	2,356,726
315,000	4.90%, 03/15/2045	311,694
95,000	WPX Energy, Inc. 5.25%, 09/15/2024	93,546

		54,837,068

	Packaging & Containers - 0.1%
215,000	Crown Americas LLC / Crown Americas Capital Corp. 4.25%, 09/30/2026(1)	205,594
300,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	315,750
690,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	705,663

		1,227,007

	Pharmaceuticals - 1.3%
975,000	AbbVie, Inc. 3.20%, 05/14/2026	923,997
	Actavis Funding SCS
4,860,000	2.35%, 03/12/2018	4,890,428
5,225,000	3.00%, 03/12/2020	5,306,520
256,000	Baxalta, Inc. 3.60%, 06/23/2022	259,612
855,000	Cardinal Health, Inc. 1.95%, 06/15/2018	857,752
2,240,000	EMD Finance LLC 2.95%, 03/19/2022(1)	2,233,594
	Mylan N.V.
1,020,000	3.00%, 12/15/2018(3)	1,028,177
1,180,000	3.15%, 06/15/2021(3)	1,164,378
1,170,000	3.75%, 12/15/2020(3)	1,184,340
195,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(1)	197,194
1,920,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,864,410
	Teva Pharmaceutical Finance Netherlands III B.V.
3,435,000	1.70%, 07/19/2019	3,373,397
2,785,000	2.20%, 07/21/2021	2,653,295

		25,937,094

	Pipelines - 1.2%
	DCP Midstream Operating L.P.
195,000	2.70%, 04/01/2019	192,562
100,000	3.88%, 03/15/2023	96,500
200,000	4.95%, 04/01/2022	207,500
100,000	5.60%, 04/01/2044	90,875
1,278,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	1,434,555
	Energy Transfer Partners L.P.
120,000	3.60%, 02/01/2023	120,254
590,000	4.05%, 03/15/2025	585,114
405,000	5.95%, 10/01/2043	427,112
925,000	Enterprise Products Operating LLC 3.95%, 02/15/2027	943,213
	Kinder Morgan Energy Partners L.P.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 520,000	5.30%, 09/15/2020	$566,148
180,000	6.50%, 04/01/2020	200,948
360,000	6.85%, 02/15/2020	403,719
2,410,000	Kinder Morgan, Inc. 5.05%, 02/15/2046	2,395,311
555,000	Magellan Midstream Partners L.P. 5.00%, 03/01/2026	609,713
465,000	Phillips 66 Partners L.P. 3.55%, 10/01/2026	451,623
	Plains All American Pipeline L.P. / PAA Finance Corp.
1,845,000	2.85%, 01/31/2023	1,773,527
1,830,000	3.65%, 06/01/2022	1,859,146
1,120,000	4.50%, 12/15/2026	1,133,386
	Regency Energy Partners L.P. / Regency Energy Finance Corp.
1,360,000	4.50%, 11/01/2023	1,409,826
290,000	5.88%, 03/01/2022	321,069
	Sunoco Logistics Partners Operations L.P.
105,000	3.90%, 07/15/2026	102,662
1,080,000	4.25%, 04/01/2024	1,090,900
	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp.
415,000	6.25%, 10/15/2022	441,975
30,000	6.38%, 05/01/2024	32,588
1,675,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	1,644,347
	Williams Cos., Inc.
295,000	3.70%, 01/15/2023	289,837
75,000	4.55%, 06/24/2024	75,938
100,000	7.88%, 09/01/2021	116,450
	Williams Partners L.P.
3,265,000	3.60%, 03/15/2022	3,317,322
860,000	4.00%, 11/15/2021	885,446
1,255,000	4.30%, 03/04/2024	1,292,591

		24,512,157

	Real Estate - 0.1%
2,230,000	ProLogis L.P. 3.35%, 02/01/2021	2,295,631

	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
2,160,000	3.40%, 02/15/2019	2,213,294
550,000	3.45%, 09/15/2021	557,322
490,000	4.50%, 01/15/2018	502,429
1,635,000	Brandywine Operating Partnership L.P. 3.95%, 02/15/2023	1,626,074
130,000	CoreCivic, Inc. 4.13%, 04/01/2020	131,950
	Crown Castle International Corp.
240,000	3.40%, 02/15/2021	243,406
940,000	3.70%, 06/15/2026	915,923
95,000	Equinix, Inc. 5.38%, 04/01/2023	99,401
620,000	HCP, Inc. 4.25%, 11/15/2023	644,601
	Kimco Realty Corp.
2,115,000	3.13%, 06/01/2023	2,100,151
640,000	3.40%, 11/01/2022	649,937
1,110,000	Ventas Realty L.P. / Ventas Capital Corp. 3.25%, 08/15/2022	1,119,913

		10,804,401

	Retail - 0.7%
	CVS Health Corp.
535,000	2.13%, 06/01/2021	523,699
3,010,000	2.80%, 07/20/2020	3,052,525
1,421,000	3.88%, 07/20/2025	1,458,479
2,535,000	5.13%, 07/20/2045	2,788,072
	Home Depot, Inc.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,460,000	3.50%, 09/15/2056	$1,261,284
260,000	4.20%, 04/01/2043	266,329
415,000	KFC Holding Co. / Pizza Hut Holdings LLC/ Taco Bell of America LLC 5.25%, 06/01/2026(1)	419,839
	Lowe’s Cos., Inc.
2,675,000	2.50%, 04/15/2026	2,524,700
2,200,000	3.70%, 04/15/2046	2,027,357
765,000	Walgreens Boots Alliance, Inc. 2.60%, 06/01/2021	763,200

		15,085,484

	Semiconductors - 0.6%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
5,555,000	3.00%, 01/15/2022(1)	5,530,864
3,935,000	3.63%, 01/15/2024(1)	3,939,986
910,000	Intel Corp. 4.10%, 05/19/2046	901,483
1,605,000	Lam Research Corp. 2.80%, 06/15/2021	1,604,496
350,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	349,825
211,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	226,297

		12,552,951

	Shipbuilding - 0.0%
100,000	Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025(1)	104,250

	Software - 0.4%
	First Data Corp.
125,000	5.00%, 01/15/2024(1)	126,641
695,000	5.38%, 08/15/2023(1)	715,850
28,000	6.75%, 11/01/2020(1)	28,945
	Microsoft Corp.
2,605,000	1.55%, 08/08/2021	2,521,570
1,010,000	2.40%, 08/08/2026	942,416
1,010,000	3.30%, 02/06/2027	1,010,239
1,540,000	3.70%, 08/08/2046	1,408,861
1,570,000	3.95%, 08/08/2056	1,441,036
	MSCI, Inc.
360,000	5.25%, 11/15/2024(1)	373,140
180,000	5.75%, 08/15/2025(1)	190,688
	Open Text Corp.
170,000	5.63%, 01/15/2023(1)	176,800
40,000	5.88%, 06/01/2026(1)	41,900

		8,978,086

	Telecommunications - 1.8%
340,000	Altice Financing S.A. 6.63%, 02/15/2023(1)	356,150
	AT&T, Inc.
2,710,000	3.60%, 02/17/2023	2,722,951
1,545,000	3.80%, 03/15/2022	1,579,761
835,000	4.50%, 05/15/2035	785,019
2,790,000	4.75%, 05/15/2046	2,548,433
155,000	5.80%, 02/15/2019	165,991
	Cisco Systems, Inc.
3,230,000	1.40%, 09/20/2019	3,197,706
1,860,000	2.20%, 02/28/2021	1,855,328
350,000	CommScope, Inc. 4.38%, 06/15/2020(1)	359,625
210,000	Frontier Communications Corp. 10.50%, 09/15/2022	218,795
4,500,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	4,442,940

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 455,000	Nokia Oyj 6.63%, 05/15/2039	$476,576
1,305,000	Sprint Communications, Inc. 7.00%, 03/01/2020(1)	1,417,556
5,050,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	5,056,312
580,000	T-Mobile USA, Inc. 6.46%, 04/28/2019	588,990
	Telecom Italia Capital S.A.
185,000	6.00%, 09/30/2034	182,225
60,000	6.38%, 11/15/2033	60,543
215,000	7.72%, 06/04/2038	236,500
	Verizon Communications, Inc.
4,236,000	4.27%, 01/15/2036	3,943,462
465,000	4.40%, 11/01/2034	443,284
2,264,000	4.52%, 09/15/2048	2,057,064
3,489,000	4.67%, 03/15/2055	3,124,400
530,000	Wind Acquisition Finance S.A. 4.75%, 07/15/2020(1)	539,275

		36,358,886

	Transportation - 0.6%
725,000	Canadian Pacific Railway Co. 9.45%, 08/01/2021	914,071
	FedEx Corp.
615,000	4.40%, 01/15/2047	604,847
1,205,000	4.55%, 04/01/2046	1,202,632
620,000	4.75%, 11/15/2045	639,317
1,535,000	Norfolk Southern Corp. 2.90%, 06/15/2026	1,477,706
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
3,470,000	2.88%, 07/17/2018(1)	3,511,505
645,000	3.30%, 04/01/2021(1)	653,210
270,000	3.38%, 02/01/2022(1)	272,811
915,000	4.88%, 07/11/2022(1)	984,838
1,095,000	Ryder System, Inc. 2.55%, 06/01/2019	1,106,148

		11,367,085

	Total Corporate Bonds (cost $646,030,169)	648,288,396

Foreign Government Obligations - 1.7%
	Argentina - 0.2%
3,800,000	Argentine Republic Government International Bond 6.88%, 01/26/2027(1)	3,762,000

	Brazil - 0.4%
BRL 22,882,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2023	7,009,191
$ 2,220,000	Brazilian Government International Bond 5.00%, 01/27/2045	1,898,100

		8,907,291

	Colombia - 0.1%
COP 8,328,797,856	Colombian TES 3.50%, 03/10/2021(8)	2,953,972

	Dominican Republic - 0.1%
$ 2,585,000	Dominican Republic International Bond 5.95%, 01/25/2027(1)	2,585,000

	Egypt - 0.2%
2,930,000	Egypt Government International Bond 6.13%, 01/31/2022(1)	2,956,341

	Mexico - 0.3%
MXN 74,996,800	Mexican Bonos 5.00%, 12/11/2019	3,423,369

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 2,556,000	Mexico Government International Bond 5.75%, 10/12/2110	$2,374,856

		5,798,225

	Romania - 0.2%
RON 15,910,000	Romania Government Bond 1.35%, 02/25/2019(9)	3,801,601

	Saudi Arabia - 0.2%
	Saudi Government International Bond
$ 1,825,000	2.38%, 10/26/2021(1)	1,777,550
1,410,000	4.50%, 10/26/2046(1)	1,379,282

		3,156,832

	Total Foreign Government Obligations (cost $33,889,417)	33,921,262

Municipal Bonds - 1.3%
	Development - 0.1%
	State of California
1,300,000	7.50%, 04/01/2034	1,827,696
485,000	7.60%, 11/01/2040	721,040
80,000	7.63%, 03/01/2040	117,048

		2,665,784

	General - 0.4%
2,705,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	3,397,380
	Puerto Rico Commonwealth Government Employees Retirement System
5,400,000	6.15%, 07/01/2038	2,389,500
1,225,000	6.20%, 07/01/2039	542,062
3,350,000	6.30%, 07/01/2043	1,482,375
975,000	6.55%, 07/01/2058	431,438

		8,242,755

	General Obligation - 0.6%
4,435,000	California State, GO Taxable 7.55%, 04/01/2039	6,528,409
4,080,000	City of Chicago, IL,GO 7.05%, 01/01/2029(3)	4,153,113
765,000	Illinois State, GO 5.10%, 06/01/2033	700,304

		11,381,826

	Higher Education - 0.1%
2,365,000	University of California 4.60%, 05/15/2031	2,624,914

	Utility - Electric - 0.1%
1,285,000	Municipal Electric Auth Georgia 6.64%, 04/01/2057	1,591,074

	Total Municipal Bonds (cost $25,733,868)	26,506,353

Senior Floating Rate Interests - 4.9%(10)
	Advertising - 0.0%
474,130	Acosta Holdco, Inc. 4.29%, 09/26/2021	457,535

	Aerospace/Defense - 0.2%
956,945	BE Aerospace, Inc. 3.94%, 12/16/2021	960,295
	TransDigm, Inc.
851,648	3.78%, 06/09/2023	849,135
1,475,012	3.85%, 05/14/2022	1,470,041

		3,279,471

	Agriculture - 0.0%
284,357	Pinnacle Operating Corp. 4.75%, 11/15/2018	249,048

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Airlines - 0.0%
$ 436,800	Delta Air Lines, Inc. 3.27%, 10/18/2018	$439,189

	Auto Manufacturers - 0.0%
608,309	Jaguar Holding Co. 4.25%, 08/18/2022	611,241

	Chemicals - 0.2%
155,000	Atotech B.V. 0.00%, 01/31/2024(11)	155,775
877,398	Chemours Co. 3.78%, 05/12/2022	874,108
135,538	Huntsman International LLC 3.78%, 04/19/2019	135,919
	Ineos U.S. Finance LLC
1,566,627	3.75%, 05/04/2018	1,566,831
427,384	4.25%, 03/31/2022	428,986
457,700	Nexeo Solutions LLC 5.26%, 06/09/2023	461,133
890,060	Univar, Inc. 3.52%, 07/01/2022	888,254

		4,511,006

	Coal - 0.0%
312,568	Arch Coal, Inc. 10.00%, 10/05/2021	315,068
325,000	Ascent Resources - Marcellus LLC 5.25%, 08/04/2020	194,188

		509,256

	Commercial Services - 0.2%
400,000	Conduent, Inc. 6.25%, 12/07/2023	406,832
310,000	DigitalGlobe, Inc. 3.53%, 01/15/2024	311,807
198,500	KAR Auction Services, Inc. 4.50%, 03/09/2023	200,795
365,770	ON Assignment, Inc. 3.53%, 06/03/2022	367,712
475,000	Quikrete Holdings, Inc. 4.02%, 11/15/2023	480,610
517,400	Russell Investment Group 6.75%, 06/01/2023	524,514
917,721	ServiceMaster Co. 3.28%, 11/08/2023	921,924
385,000	Team Health, Inc. 0.00%, 01/17/2024(11)	384,280

		3,598,474

	Construction Materials - 0.1%
1,729,938	American Builders & Contractors Supply Co., Inc. 3.53%, 10/31/2023	1,743,846

	Diversified Financial Services - 0.1%
265,000	RP Crown Parent LLC 4.50%, 10/12/2023	266,855
1,120,000	Telenet International Finance S.a.r.l. 3.77%, 01/31/2025	1,129,598

		1,396,453

	Electric - 0.2%
	Calpine Construction Finance Co., L.P.
994,186	3.28%, 01/31/2022	994,186
1,395,481	3.75%, 05/31/2023	1,402,654
330,000	Chief Exploration & Development LLC 7.75%, 05/16/2021	325,875
280,000	Energy Future Intermediate Holding Co. LLC 4.25%, 06/30/2017	281,518

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 998,275	Seadrill Partners Finco LLC 4.00%, 02/21/2021	$734,980

		3,739,213

	Energy-Alternate Sources - 0.0%
615,000	TEX Operations Co. LLC 5.00%, 08/04/2023	617,694

	Entertainment - 0.1%
310,275	Eldorado Resorts LLC 4.25%, 07/23/2022	312,214
478,768	Hilton Worldwide Finance LLC 3.27%, 10/25/2023	483,067
264,600	Scientific Games International, Inc. 6.01%, 10/01/2021	266,421

		1,061,702

	Food - 0.2%
	Albertsons LLC
849,324	3.78%, 08/22/2021	852,772
358,202	4.25%, 12/22/2022	360,667
1,089,200	Aramark Services, Inc. 3.50%, 02/24/2021	1,097,761
268,846	B&G Foods, Inc. 3.77%, 11/02/2022	271,199
558,166	Hostess Brands LLC 4.00%, 08/03/2022	563,190
980,000	JBS USA LLC 0.00%, 10/30/2022(11)	982,038

		4,127,627

	Food Service - 0.0%
282,750	Hearthside Group Holdings LLC 4.00%, 06/02/2021	284,871

	Healthcare-Products - 0.1%
570,655	Alere, Inc. 4.25%, 06/18/2022	570,746
285,000	Kinetic Concepts, Inc. 0.00%, 01/25/2024(11)	285,000
224,438	Revlon Consumer Products Corp. 4.31%, 09/07/2023	226,206
286,375	Sterigenics-Nordion Holdings LLC 4.25%, 05/15/2022	286,733

		1,368,685

	Healthcare-Services - 0.4%
430,650	Acadia Healthcare Co., Inc. 3.78%, 02/16/2023	434,237
994,750	American Renal Holdings, Inc. 4.75%, 09/20/2019	991,020
185,725	CDRH Parent, Inc. 5.25%, 07/01/2021	169,823
	Community Health Systems, Inc.
202,503	3.75%, 12/31/2019	192,078
568,322	4.00%, 01/27/2021	536,944
1,103,815	4.18%, 12/31/2018	1,088,869
745,725	Envision Healthcare Corp. 4.00%, 12/01/2023	752,951
214,463	Genoa, a QoL Healthcare Co. LLC 4.75%, 10/28/2023	215,445
710,000	inVentiv Health, Inc. 4.75%, 11/09/2023	715,914
1,132,104	MPH Acquisition Holdings LLC 5.00%, 06/07/2023	1,147,908
561,229	Opal Acquisition, Inc. 5.00%, 11/27/2020	522,645
277,639	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	275,440

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 254,801	Surgery Center Holdings, Inc. 4.75%, 11/03/2020	$257,668
925,650	U.S. Renal Care, Inc. 5.25%, 12/31/2022	871,731

		8,172,673

	Household Products/Wares - 0.0%
335,000	Galleria Co. 3.81%, 09/29/2023	336,675

	Insurance - 0.4%
	Asurion LLC
94,183	4.03%, 07/08/2020	94,988
1,399,359	4.25%, 08/04/2022	1,413,940
364,088	4.75%, 11/03/2023	367,652
1,430,000	8.50%, 03/03/2021	1,449,662
921,575	Evertec Group LLC 3.27%, 04/17/2020	916,046
	Sedgwick Claims Management Services, Inc.
1,700,656	3.75%, 03/01/2021	1,706,319
580,000	6.75%, 02/28/2022	580,969
994,071	USI, Inc. 4.25%, 12/27/2019	996,735

		7,526,311

	Internet - 0.0%
310,954	Lands’ End, Inc. 4.25%, 04/04/2021	234,382

	Leisure Time - 0.2%
	Delta 2 (LUX) S.a.r.l.
2,125,000	5.07%, 07/30/2021	2,135,327
1,005,000	8.07%, 07/31/2022	1,008,769

		3,144,096

	Lodging - 0.2%
733,163	Boyd Gaming Corp. 3.76%, 09/15/2023	740,721
1,978,834	Caesars Entertainment Operating Co. 0.00%, 03/01/2017(12)	2,239,802
326,625	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	328,190
517,545	La Quinta Intermediate Holdings LLC 3.77%, 04/14/2021	519,486

		3,828,199

	Machinery-Construction & Mining - 0.2%
1,077,247	American Rock Salt Holdings LLC 4.75%, 05/20/2021	1,077,699
1,599,052	Headwaters, Inc. 4.00%, 03/24/2022	1,602,649
463,295	Neff Rental LLC 7.54%, 06/09/2021	461,558

		3,141,906

	Machinery-Diversified - 0.0%
924,779	Gates Global LLC 4.25%, 07/06/2021	921,311

	Media - 0.4%
587,286	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	583,797
765,819	AVSC Holding Corp. 4.50%, 01/24/2021	765,819
433,913	Camelot Finance L.P. 4.75%, 10/03/2023	437,527
226,415	CBS Radio, Inc. 4.50%, 10/17/2023	228,256
	Charter Communications Operating LLC
1,331,700	2.77%, 07/01/2020	1,334,403

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 477,675	2.77%, 01/03/2021	$478,205
	Numericable U.S. LLC
544,635	4.29%, 01/14/2025	549,063
203,463	5.29%, 01/15/2024	205,560
	Tribune Media Co.
937,437	3.78%, 01/27/2024	941,889
225,075	3.78%, 12/27/2020	226,145
1,595,000	UPC Financing Partnership 3.77%, 08/31/2024	1,595,000
989,782	Virgin Media Investment Holdings Ltd. 3.52%, 01/31/2025	995,355

		8,341,019

	Metal Fabricate/Hardware - 0.0%
720,809	Rexnord LLC 3.77%, 08/21/2023	724,867

	Mining - 0.0%
193,791	Ardagh Holdings USA, Inc. 4.01%, 12/17/2021	195,826
224,782	Minerals Technologies, Inc. 3.78%, 05/09/2021	226,749

		422,575

	Oil & Gas - 0.1%
485,000	California Resources Corp. 11.38%, 12/31/2021	545,329
380,000	Chesapeake Energy Corp. 8.50%, 08/23/2021	415,466
253,500	Drillships Ocean Ventures, Inc. 5.56%, 07/25/2021	223,587
646,774	Fieldwood Energy LLC 3.88%, 10/01/2018	619,823

		1,804,205

	Packaging & Containers - 0.3%
449,941	Berry Plastics Group, Inc. 3.29%, 10/03/2022	452,591
1,491,875	Berry Plastics Holding Corp. 3.50%, 02/08/2020	1,491,875
410,000	Flex Acquisition Co., Inc. 4.25%, 12/29/2023	413,333
277,531	Mauser Holding S.a.r.l. 4.50%, 07/31/2021	278,342
145,000	Prolampac Intermediate, Inc. 5.00%, 11/18/2023	146,994
2,811,512	Reynolds Group Holdings, Inc. 4.25%, 02/05/2023	2,818,259
404,514	Signode Industrial Group U.S., Inc. 4.00%, 05/01/2021	407,548

		6,008,942

	Pharmaceuticals - 0.1%
1,446,082	Endo Luxembourg Finance Co. I S.a r.l. 3.81%, 09/26/2022	1,441,267
140,000	Prestige Brands, Inc. 0.00%, 01/26/2024(11)	141,225
552,600	Valeant Pharmaceuticals International, Inc. 5.53%, 04/01/2022	554,744

		2,137,236

	Pipelines - 0.0%
356,125	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	306,268

	Real Estate - 0.1%
	DTZ U.S. Borrower LLC
1,066,979	4.26%, 11/04/2021	1,072,816

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 20,000	9.29%, 11/04/2022	$20,000

		1,092,816

	REITS - 0.0%
499,093	MGM Growth Properties Operating Partnership L.P. 3.53%, 04/25/2023	503,106

	Retail - 0.2%
	Bass Pro Group LLC
393,000	4.02%, 06/05/2020	391,283
1,170,000	5.97%, 12/16/2023	1,132,888
925,350	Harbor Freight Tools USA, Inc. 3.78%, 08/19/2023	929,153
469,153	Michaels Stores, Inc. 3.75%, 01/30/2023	466,390
668,633	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	552,652
616,298	Party City Holdings, Inc. 4.21%, 08/19/2022	611,934
115,000	Rite Aid Corp. 5.75%, 08/21/2020	115,288
447,227	US Foods, Inc. 3.78%, 06/27/2023	450,160

		4,649,748

	Semiconductors - 0.1%
281,791	Lattice Semiconductor Corp. 5.26%, 03/10/2021	281,087
691,376	NXP B.V. 3.28%, 01/11/2020	693,622
678,300	ON Semiconductor Corp. 4.03%, 03/31/2023	685,368

		1,660,077

	Software - 0.5%
698,250	Dell, Inc. 4.03%, 09/07/2023	701,218
155,341	Epicor Software Corp. 4.75%, 06/01/2022	155,924
	First Data Corp.
3,401,842	3.78%, 03/24/2021	3,421,504
942,283	3.78%, 07/10/2022	948,568
554,910	Hyland Software, Inc. 4.50%, 07/01/2022	556,575
981,760	Infor U.S., Inc. 3.75%, 06/03/2020	981,603
659,006	SS&C Technologies, Inc. 4.03%, 07/08/2022	665,009
717,497	Verint Systems, Inc. 3.58%, 09/06/2019	721,264
1,776,075	WEX, Inc. 4.28%, 07/01/2023	1,796,056

		9,947,721

	Telecommunications - 0.2%
1,690,000	Level 3 Financing, Inc. 3.51%, 05/31/2022	1,705,143
514,585	LTS Buyer LLC 4.25%, 04/13/2020	517,158
1,420,000	Sprint Communications, Inc. 0.00%, 01/13/2024(11)	1,421,775
	Zayo Group LLC
145,000	0.00%, 01/12/2024(11)	146,148
300,000	0.00%, 01/19/2024(11)	302,376
	Ziggo Financing Partnership
653,572	3.52%, 01/15/2022	654,187

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 75,569	4.07%, 01/15/2022	$75,640

		4,822,427

	Trucking & Leasing - 0.1%
985,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 0.00%, 01/13/2022(11)	997,667
496,798	Consolidated Container Co., LLC 5.00%, 07/03/2019	495,556

		1,493,223

	Total Senior Floating Rate Interests (cost $99,008,295)	99,215,094

U.S. Government Agencies - 38.2%
	FHLMC - 18.3%
150,749	0.00%, 11/15/2036(13)(14)	137,560
27,287,488	0.30%, 10/25/2020(2)(5)	173,262
12,834,345	1.96%, 08/25/2018(2)(5)	296,725
27,600,000	2.50%, 02/01/2032(3)(15)	27,595,689
25,300,000	2.50%, 03/16/2032(3)(15)	25,256,023
3,600,898	3.00%, 03/15/2028(5)	319,310
1,823,883	3.00%, 08/01/2029	1,875,421
45,290,000	3.00%, 02/01/2032(3)	46,470,285
831,229	3.00%, 03/15/2033(5)	103,653
5,431,168	3.00%, 11/01/2036	5,473,984
8,541,298	3.00%, 11/01/2046	8,456,422
44,032,776	3.00%, 12/01/2046	43,584,021
39,175,000	3.00%, 02/01/2047(3)	38,743,464
4,400,000	3.50%, 02/01/2032(3)(15)	4,585,499
3,528,456	3.50%, 08/01/2034	3,655,945
4,580,998	3.50%, 03/15/2041(5)	591,558
1,361,151	3.50%, 06/01/2046	1,391,250
65,700,000	3.50%, 02/01/2047(3)	67,102,590
3,738,641	4.00%, 08/01/2025	3,924,788
4,005,372	4.00%, 07/15/2027(5)	443,617
2,900,497	4.00%, 03/15/2028(5)	320,723
3,296,991	4.00%, 05/01/2042	3,475,996
923,574	4.00%, 08/01/2042	976,085
1,380,909	4.00%, 09/01/2042	1,458,795
331,318	4.00%, 07/01/2044	347,762
2,521,790	4.00%, 01/01/2046	2,646,951
1,374,067	4.00%, 02/01/2046	1,442,265
19,250,000	4.00%, 02/01/2047(3)(15)	20,193,700
10,600,000	4.00%, 03/01/2047(3)	11,096,461
983,959	4.50%, 03/15/2041	1,098,243
6,419,339	4.50%, 05/01/2042	6,910,236
1,046,589	4.50%, 09/01/2044	1,125,509
17,925,000	4.50%, 02/01/2047(3)(15)	19,262,373
2,825,803	4.75%, 07/15/2039	3,046,521
5,825,000	5.00%, 02/01/2047(3)(15)	6,335,066
14,649	5.50%, 11/01/2037	16,241
1,514	5.50%, 02/01/2038	1,707
67,265	5.50%, 04/01/2038	74,570
61,383	5.50%, 06/01/2038	68,082
3,599,903	5.50%, 08/01/2038	3,991,093
179,150	5.50%, 05/01/2040	198,693
740,051	5.50%, 08/01/2040	820,104
680,354	5.50%, 06/01/2041	754,841
302,398	6.00%, 01/01/2023	326,213
77,641	6.00%, 11/01/2032	88,655
155,929	6.00%, 11/01/2033	177,776
127,387	6.00%, 02/01/2034	145,236
199,168	6.00%, 07/01/2034	227,064
65,285	6.00%, 08/01/2034	74,319
90,295	6.00%, 09/01/2034	102,554
37,228	6.00%, 01/01/2035	42,066
54,271	6.00%, 03/01/2035	61,778

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 48,483	6.00%, 05/01/2038	$54,603
328,014	6.00%, 06/01/2038	369,422
867,062	6.00%, 05/15/2039	963,962
965,832	6.50%, 07/15/2036	1,082,988

		369,559,719

	FNMA - 13.7%
146,131	0.00%, 03/25/2036(13)(14)	127,013
1,246,683	0.00%, 06/25/2036(13)(14)	1,098,311
4,454,264	1.90%, 04/25/2055(2)(5)	248,321
4,968,003	1.93%, 05/25/2046(2)(5)	274,628
4,636,422	1.95%, 08/25/2044(2)(5)	304,202
2,767,696	2.03%, 06/25/2055(2)(5)	182,172
952,695	2.50%, 06/25/2028(5)	84,572
13,600,000	2.50%, 02/01/2032(3)(15)	13,600,000
11,700,000	2.50%, 03/01/2032(3)(15)	11,682,176
515,754	2.50%, 01/01/2043	491,570
2,801,658	2.50%, 02/01/2043	2,670,329
2,121,308	2.50%, 03/01/2043	2,021,834
1,308,355	2.50%, 04/01/2043	1,247,002
514,828	2.50%, 06/01/2043	490,104
863,037	2.50%, 08/01/2043	821,404
27,888	2.50%, 06/01/2046	26,467
872,112	2.50%, 10/01/2046	827,677
31,931,472	2.50%, 11/01/2046	30,304,617
15,065,928	2.50%, 12/01/2046	14,298,298
8,999,196	2.50%, 01/01/2047	8,542,382
4,225,000	2.65%, 06/01/2025	4,151,261
5,600,000	2.69%, 04/01/2025	5,519,386
2,139,065	2.78%, 02/01/2027	2,112,416
2,186,982	2.82%, 07/01/2025	2,178,273
1,850,000	2.84%, 12/01/2025	1,835,642
878,932	3.00%, 09/25/2027(5)	82,089
5,979,201	3.00%, 01/25/2028(5)	569,027
2,713,410	3.00%, 04/25/2028(5)	254,082
1,273,803	3.00%, 01/01/2030	1,307,870
12,269,000	3.00%, 02/01/2032(3)(15)	12,587,227
30,950,000	3.00%, 02/01/2047(3)(15)	30,635,666
285,000	3.16%, 12/01/2026	289,373
1,465,000	3.21%, 05/01/2023	1,513,829
260,861	3.24%, 12/01/2026	266,617
675,713	3.30%, 12/01/2026	693,932
252,191	3.34%, 04/01/2024	261,573
562,251	3.41%, 11/01/2024	583,940
1,903,089	3.42%, 04/01/2024	1,981,993
96,987	3.45%, 01/01/2024	101,168
640,345	3.47%, 01/01/2024	668,709
1,716,615	3.50%, 10/25/2027(5)	197,845
1,473,805	3.50%, 05/25/2030(5)	199,898
2,031,940	3.50%, 10/01/2044	2,086,107
2,320,857	3.50%, 02/01/2045	2,373,343
4,212,434	3.50%, 01/01/2046	4,307,699
5,091,293	3.50%, 02/01/2046	5,206,434
4,053,882	3.50%, 09/01/2046	4,145,561
1,774,317	3.50%, 10/01/2046	1,814,444
1,389,931	3.50%, 11/01/2046	1,427,259
15,125,000	3.50%, 02/01/2047(3)(15)	15,455,859
13,800,000	3.50%, 03/01/2047(3)(15)	14,073,305
248,144	3.67%, 08/01/2023	262,790
70,000	3.70%, 10/01/2023	74,032
95,000	3.76%, 03/01/2024	101,016
350,000	3.77%, 12/01/2025	370,087
140,000	3.86%, 12/01/2025	148,992
70,000	3.86%, 11/01/2023	74,795
233,429	3.87%, 10/01/2025	248,131
306,667	3.89%, 05/01/2030	319,682

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 324,012	3.93%, 10/01/2023	$346,442
134,892	3.96%, 05/01/2034	141,060
84,248	3.97%, 05/01/2029	90,348
1,095,637	4.00%, 06/01/2025	1,146,117
4,140,499	4.00%, 10/01/2040	4,351,615
1,731,523	4.00%, 11/01/2040	1,822,761
1,265,070	4.00%, 12/01/2040	1,332,137
632,597	4.00%, 02/01/2041	666,630
1,523,073	4.00%, 03/01/2041	1,604,558
691,765	4.00%, 03/25/2042(5)	98,414
4,165,200	4.00%, 05/25/2042(5)	662,727
549,532	4.00%, 08/01/2042	577,949
1,389,435	4.00%, 09/01/2042	1,457,709
398,531	4.00%, 11/25/2042(5)	59,671
349,218	4.00%, 03/01/2045	366,458
2,599,150	4.00%, 02/01/2046	2,727,860
2,860,302	4.00%, 05/01/2046	3,001,944
1,528,209	4.00%, 06/01/2046	1,603,884
12,200,000	4.00%, 02/01/2047(3)(15)	12,798,562
8,200,000	4.00%, 03/01/2047(3)(15)	8,585,977
195,689	4.06%, 10/01/2028	211,551
578,728	4.50%, 08/01/2024	611,466
52,997	4.50%, 04/01/2025	54,883
888,126	4.50%, 07/25/2027(5)	95,210
1,243,737	4.50%, 09/01/2035	1,343,899
309,661	4.50%, 08/01/2040	334,672
3,650,512	4.50%, 10/01/2040	3,931,239
1,666,687	4.50%, 10/01/2041	1,795,386
1,403,465	4.50%, 09/01/2043	1,510,588
1,800,000	4.50%, 02/01/2047(3)(15)	1,935,211
6,593	5.00%, 04/01/2018	6,747
18,337	5.00%, 05/01/2018	18,766
122,283	5.00%, 06/01/2018	125,143
9,489	5.00%, 07/01/2018	9,711
41,676	5.00%, 12/01/2019	43,211
225,884	5.00%, 01/01/2022	233,583
455,825	5.00%, 04/25/2038	490,353
525,097	5.46%, 05/25/2042(2)(5)	60,835
5,448	5.50%, 11/01/2018	5,525
56,581	5.50%, 08/01/2019	58,482
54,778	5.50%, 09/01/2019	56,484
69,238	5.50%, 10/01/2019	71,289
11,587	5.50%, 05/01/2020	12,043
521,963	5.50%, 06/01/2022	552,832
230,501	5.50%, 06/01/2033	257,786
889,252	5.50%, 07/01/2033	992,732
76,142	5.50%, 08/01/2033	84,811
3,112,461	5.50%, 11/01/2035	3,484,951
816,560	5.50%, 04/01/2036	911,801
656,660	5.50%, 04/25/2037	730,092
1,360,528	5.50%, 11/01/2037	1,510,689
1,703,031	5.50%, 06/25/2042(5)	416,518
16,560	6.00%, 11/01/2031	18,698
213,788	6.00%, 12/01/2032	247,140
303,960	6.00%, 03/01/2033	348,477
788,092	6.00%, 02/01/2037	891,159
535,690	6.00%, 12/01/2037	605,506
258,524	6.00%, 03/01/2038	291,876
208,408	6.00%, 10/01/2038	235,294
16,458	7.00%, 10/01/2037	17,400
2,465	7.50%, 12/01/2029	2,603
16,754	7.50%, 03/01/2030	20,144
25,155	7.50%, 09/01/2031	26,883

		277,930,923

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	GNMA - 6.2%
$ 249,499	3.00%, 11/15/2042	$252,186
246,829	3.00%, 06/15/2043	249,480
214,995	3.00%, 07/15/2043	217,303
270,817	3.00%, 10/15/2044	272,891
305,449	3.00%, 02/15/2045	307,788
176,341	3.00%, 03/15/2045	177,692
856,608	3.00%, 04/15/2045	863,171
236,777	3.00%, 06/15/2045	238,590
7,998,358	3.00%, 07/15/2045	8,059,622
8,750,000	3.00%, 02/01/2047(3)(15)	8,825,196
703,881	3.50%, 05/15/2042	730,300
1,892,568	3.50%, 12/15/2042	1,967,523
1,436,486	3.50%, 03/15/2043	1,493,305
1,502,083	3.50%, 04/15/2043	1,561,530
4,928,510	3.50%, 05/15/2043	5,121,860
576,327	3.50%, 05/20/2043(5)	109,424
2,458,325	3.50%, 07/20/2043(5)	364,999
17,338,882	3.50%, 10/20/2046	17,988,468
17,275,000	3.50%, 02/01/2047(3)(15)	17,901,219
5,847,753	4.00%, 05/20/2029(5)	669,069
3,557,852	4.00%, 09/20/2040	3,798,688
466,423	4.00%, 10/20/2040	496,765
915,113	4.00%, 12/20/2040	980,727
434,522	4.00%, 05/16/2042(5)	71,852
295,077	4.00%, 01/20/2044(5)	58,944
8,395,000	4.00%, 02/01/2047(3)(15)	8,875,745
67,291	4.50%, 07/15/2033	72,829
154,015	4.50%, 05/15/2040	168,023
678,495	4.50%, 06/15/2041	737,932
2,406,448	4.50%, 06/20/2044	2,582,354
2,103,419	4.50%, 10/20/2044	2,257,174
1,285,274	4.50%, 04/20/2045(5)	300,904
2,125,376	4.50%, 01/20/2046	2,280,736
15,075,000	4.50%, 02/01/2047(3)(15)	16,164,993
1,276,854	5.00%, 06/15/2041	1,405,788
1,779,633	5.00%, 10/16/2041(5)	277,670
2,067,963	5.00%, 03/15/2044	2,276,821
5,200,000	5.00%, 02/01/2047(3)(15)	5,684,708
680,032	5.50%, 05/15/2033	773,192
55,089	5.50%, 06/15/2035	61,833
117,453	5.50%, 04/15/2038	131,161
2,717,228	5.50%, 03/20/2039(5)	556,684
1,000,000	5.50%, 02/01/2047(3)(15)	1,111,772
78,607	6.00%, 02/15/2029	88,858
177,058	6.00%, 11/15/2032	204,734
233,458	6.00%, 02/15/2033	265,062
64,807	6.00%, 07/15/2033	74,683
123,038	6.00%, 10/15/2034	141,554
641,814	6.00%, 03/15/2036	742,858
6,575	6.00%, 05/15/2036	7,496
189,186	6.00%, 10/15/2036	217,029
80,392	6.00%, 01/15/2037	92,205
194,225	6.00%, 02/15/2037	222,416
351,060	6.00%, 06/15/2037	401,070
126,037	6.00%, 11/15/2037	142,486
1,283	6.00%, 03/15/2038	1,450
76,730	6.00%, 06/15/2038	86,736
247,075	6.00%, 08/15/2038	279,714
278,371	6.00%, 10/15/2038	314,888
290,951	6.00%, 11/15/2038	331,417
166,823	6.00%, 12/15/2038	190,995
157,976	6.00%, 01/15/2039	178,664
6,166	6.00%, 03/15/2039	6,976
939,647	6.00%, 04/15/2039	1,084,189

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

494,852	6.00%, 08/15/2039	559,382
31,316	6.00%, 09/15/2039	35,726
$ 68,785	6.00%, 11/15/2039	$77,755
30,223	6.00%, 06/15/2040	34,189
226,981	6.00%, 12/15/2040	256,580
805,179	6.00%, 06/15/2041	910,177
16,154	6.50%, 09/15/2028	18,399
2,804	6.50%, 10/15/2028	3,194
5,370	6.50%, 12/15/2028	6,117
64,415	6.50%, 05/15/2029	74,552
101,281	6.50%, 08/15/2031	115,364
11,326	6.50%, 09/15/2031	12,900
60,917	6.50%, 10/15/2031	69,387
175,824	6.50%, 11/15/2031	200,270
39,556	6.50%, 01/15/2032	45,056
28,135	6.50%, 03/15/2032	32,047
7,829	6.50%, 04/15/2032	8,918
48,857	6.50%, 07/15/2032	55,650

		126,090,054

	Total U.S. Government Agencies (cost $776,739,572)	773,580,696

U.S. Government Securities - 10.3%
	U.S. Treasury Securities - 10.3%
	U.S. Treasury Bonds - 3.2%
16,530,000	2.50%, 02/15/2045	14,760,133
7,800,000	2.50%, 02/15/2046	6,943,521
6,525,000	2.88%, 08/15/2045	6,289,232
3,440,000	3.00%, 11/15/2044	3,403,853
9,045,000	3.00%, 05/15/2045(16)	8,940,774
10,790,000	3.13%, 08/15/2044(17)	10,940,046
530,000	3.38%, 05/15/2044	562,918
3,560,000	3.63%, 02/15/2044	3,949,097
7,016,000	4.50%, 02/15/2036	8,864,828

		64,654,402

	U.S. Treasury Notes - 7.1%
69,361,638	0.25%, 01/15/2025(8)	68,919,458
275,000	0.63%, 07/31/2017	274,957
2,050,000	0.88%, 04/30/2017(17)	2,051,861
91,000	1.50%, 12/31/2018	91,512
28,095,000	1.63%, 02/15/2026(17)	26,240,280
32,402,000	2.00%, 11/15/2026	31,137,577
11,200,000	2.25%, 11/15/2025(17)	11,044,690
4,700,000	3.13%, 04/30/2017(16)(17)	4,729,911

		144,490,246

		209,144,648

	Total U.S. Government Securities (cost $213,923,450)	209,144,648

Common Stocks - 0.0%
	Energy - 0.0%
8,492	Templar Energy LLC Class A*(18)(19)	84,917

	Utilities - 0.0%
350,000	TCEH Corp.*(18)(19)	—
5,836	Vistra Energy Corp.	94,602

		94,602

	Total Common Stocks (cost $174,209)	179,519

Preferred Stocks - 0.1%
	Banks - 0.0%
469	U.S. Bancorp Series A 3.50%(2)(6)	419,708

	Diversified Financials - 0.1%
20,000	Citigroup Capital XIII 7.41%(2)	516,400

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Total Preferred Stocks (cost $889,590)		936,108

	Total Long-Term Investments (cost $2,363,212,497)		2,358,658,905
Short-Term Investments - 3.8%
	Commercial Paper - 0.5%
10,280,000	KFW International Finance, Inc. 0.01%, 02/01/2017(9)		$10,280,000

	Foreign Government Obligations - 0.4%
RON 32,545,000	Romania Treasury Bills 0.58%, 06/26/2017		7,798,444

	Other Investment Pools & Funds - 2.9%
59,540,585	Morgan Stanley Institutional Liquidity Funds, Institutional Class		59,540,585

	Total Short-Term Investments (cost $77,902,557)		77,619,029

	Total Investments Excluding Purchased Options (cost $2,441,115,054)	120.3%	$2,436,277,934
	Total Purchased Options (cost $2,211,753)	0.1%	$1,827,094

	Total Investments (cost $2,443,326,807)^	120.4%	$2,438,105,028
	Other Assets and Liabilities	(20.4)%	(413,545,891)

	Total Net Assets	100.0%	$2,024,559,137

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$25,680,398
Unrealized Depreciation	(30,902,177)

Net Unrealized Depreciation	$(5,221,779)

* Non-income producing.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $482,918,973, which represents 23.9% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $458,523,698 at January 31, 2017.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $27,287,530, which represents 1.3% of total net assets.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	The rate shown represents current yield to maturity.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2017.
(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	Represents or includes a TBA transaction.
(16)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(17)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(18)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $84,917, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(19)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost
10/16	350,000	TCEH Corp.	$—
09/16	8,492	Templar Energy LLC Class A	72,709

			$72,709

At January 31, 2017, the aggregate value of these securities was $84,917, which represents 0.0% of total net assets.

OTC Option Contracts Outstanding at January 31, 2017
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/CNH Call	GSC	6.85 CNH per USD	02/17/17	USD	4,839,000	$27,960	$33,483	$(5,523)
USD Put/THB Call	BOA	35.71 THB per USD	02/08/17	USD	2,623,000	38,096	18,361	19,735
USD Put/TRY Call	CBK	3.80 TRY per USD	02/20/17	USD	4,060,000	68,338	96,263	(27,925)
USD Put/TRY Call	GSC	3.82 TRY per USD	02/24/17	USD	2,030,000	40,809	43,746	(2,937)

Total Puts					13,552,000	$175,203	$191,853	$(16,650)

Total purchased option contracts					13,552,000	$175,203	$191,853	$ (16,650)

OTC Swaption Contracts Outstanding at January 31, 2017
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
Interest Rate Swaption USD	MSC	2.58%	01/11/27	USD	3,000,000	$365,622	$509,700	$(144,078)
Interest Rate Swaption USD	GSC	2.80%	01/27/27	USD	3,000,000	423,329	500,250	(76,921)

Total Calls					6,000,000	$788,951	$1,009,950	$(220,999)

Puts
Interest Rate Swaption USD	MSC	2.58%	01/11/27	USD	3,000,000	$460,764	$509,700	$(48,936)
Interest Rate Swaption USD	GSC	2.80%	01/27/27	USD	3,000,000	402,176	500,250	(98,074)

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Total Puts	6,000,000	$862,940	$1,009,950	$(147,010)

Total purchased swaption contracts	12,000,000	$1,651,891	$2,019,900	$(368,009)

Futures Contracts Outstanding at January 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	46	03/22/2017	$6,087,753	$6,171,187	$83,434
U.S. Treasury 5-Year Note Future	2,312	03/31/2017	272,401,582	272,508,939	107,357
U.S. Treasury Long Bond Future	320	03/22/2017	48,635,543	48,270,000	(365,543)

Total					$(174,752)

Short position contracts:
U.S. Treasury 10-Year Note Future	887	03/22/2017	$110,411,148	$110,403,781	$7,367
U.S. Treasury 2-Year Note Future	1,055	03/31/2017	228,663,173	228,720,704	(57,531)
U.S. Treasury Ultra Bond Future	13	03/22/2017	2,119,861	2,088,938	30,923

Total					$(19,241)

Total futures contracts					$(193,993)

TBA Sale Commitments Outstanding at January 31, 2017
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FHLMC, 4.00%	$7,200,000	02/01/2047	$ (7,552,968)	$3,657
FNMA, 2.50%	56,400,000	02/01/2047	(53,476,455)	332,670
FNMA, 3.50%	2,400,000	02/01/2032	(2,499,375)	3,883
FNMA, 4.50%	15,525,000	02/01/2047	(16,691,195)	(10,046)
FNMA, 5.50%	5,700,000	02/01/2047	(6,328,195)	(305)
GNMA, 3.00%	41,200,000	02/01/2047	(41,554,065)	162,810
GNMA, 4.00%	5,125,000	02/01/2047	(5,418,486)	4,404

Total (proceeds $134,017,812)			$(133,520,739)	$497,073

At January 31, 2017, the aggregate market value of TBA Sale Commitments represents (6.6)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AA.06-1	MSC	USD	1,028,945	(0.32%)	07/25/45	$193,467	$—	$165,167	$(28,300)
ABX.HE.AAA.06-1	CSI	USD	40,986	(0.18%)	07/25/45	614	—	709	95
ABX.HE.AAA.06-1	JPM	USD	7,452	(0.18%)	07/25/45	164	—	129	(35)
ABX.HE.AAA.06-1	MSC	USD	125,939	(0.18%)	07/25/45	2,797	—	2,181	(616)
ABX.HE.AAA.06-1	GSC	USD	56,635	(0.18%)	07/25/45	5,097	—	977	(4,120)
ABX.HE.AAA.07-1	GSC	USD	178,322	(0.09%)	08/25/37	40,592	—	39,661	(931)
ABX.HE.AAA.07-1	JPM	USD	167,623	(0.09%)	08/25/37	40,504	—	37,281	(3,223)
ABX.HE.AAA.07-1	GSC	USD	781,050	(0.09%)	08/25/37	178,705	—	173,713	(4,992)
ABX.HE.AAA.07-1	MSC	USD	1,426,576	(0.09%)	08/25/37	345,590	—	317,288	(28,302)
ABX.HE.AAA.07-1	CSI	USD	1,694,059	(0.09%)	08/25/37	445,672	—	376,775	(68,897)
ABX.HE.PENAAA.06-2	MSC	USD	623,394	(0.11%)	05/25/46	71,826	—	57,076	(14,750)
ABX.HE.PENAAA.06-2	JPM	USD	1,319,030	(0.11%)	05/25/46	151,615	—	120,762	(30,853)
ABX.HE.PENAAA.06-2	GSC	USD	1,064,152	(0.11%)	05/25/46	266,038	—	97,427	(168,611)
CMBX.NA.A.7	JPM	USD	1,565,000	(2.00%)	01/17/47	60,851	—	26,285	(34,566)
CMBX.NA.A.9	MSC	USD	1,940,000	(2.00%)	09/17/58	68,536	—	73,083	4,547
CMBX.NA.A.9	DEUT	USD	760,000	(2.00%)	09/17/58	38,701	—	28,673	(10,028)
CMBX.NA.AA.7	MSC	USD	1,475,000	(1.50%)	01/17/47	17,371	—	13,939	(3,432)

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

CMBX.NA.AA.7	CSI	USD	1,070,000	(1.50%)	01/17/47	33,538	—	$10,068	(23,470)
CMBX.NA.AA.7	CSI	USD	1,850,000	(1.50%)	01/17/47	57,985	—	17,406	(40,579)
CMBX.NA.AA.7	CSI	USD	1,850,000	(1.50%)	01/17/47	57,985	—	17,406	(40,579)
CMBX.NA.AA.7	CSI	USD	2,140,000	(1.50%)	01/17/47	67,075	—	20,135	(46,940)
CMBX.NA.AA.8	MSC	USD	925,000	(1.50%)	10/17/57	37,391	—	14,599	(22,792)
CMBX.NA.AJ.4	GSC	USD	1,054,953	(0.96%)	02/17/51	169,884	—	206,673	36,789
CMBX.NA.AJ.4	CBK	USD	943,542	(0.96%)	02/17/51	167,646	—	184,847	17,201
CMBX.NA.AJ.4	DEUT	USD	1,271,859	(0.96%)	02/17/51	232,720	—	249,167	16,447
CMBX.NA.AJ.4	CSI	USD	1,404,961	(0.96%)	02/17/51	346,974	—	275,241	(71,733)
CMBX.NA.AJ.4	MSC	USD	6,189,715	(0.96%)	02/17/51	1,528,843	—	1,212,609	(316,234)
CMBX.NA.AS.7	CBK	USD	1,445,000	(1.00%)	01/17/47	31,713	—	(1,969)	(33,682)
CMBX.NA.AS.7	GSC	USD	1,710,000	(1.00%)	01/17/47	48,491	—	(2,282)	(50,773)
CMBX.NA.AS.7	CSI	USD	3,220,000	(1.00%)	01/17/47	58,911	—	(4,387)	(63,298)
CMBX.NA.AS.8	DEUT	USD	730,000	(1.00%)	10/17/57	53,665	—	932	(52,733)
CMBX.NA.BBB.10	MSC	USD	815,000	(3.00%)	11/17/59	53,696	—	71,913	18,217
CMBX.NA.BBB.10	MSC	USD	1,130,000	(3.00%)	11/17/59	88,941	—	100,084	11,143
CMBX.NA.BBB.7	GSC	USD	605,000	(3.00%)	01/17/47	52,364	—	31,412	(20,952)
CMBX.NA.BBB.7	CSI	USD	1,490,000	(3.00%)	01/17/47	145,194	—	77,531	(67,663)
CMBX.NA.BBB.7	MSC	USD	1,360,000	(3.00%)	01/17/47	140,324	—	70,766	(69,558)
CMBX.NA.BBB.7	CSI	USD	1,740,000	(3.00%)	01/17/47	169,555	—	90,539	(79,016)
CMBX.NA.BBB.7	DEUT	USD	25,000	(3.00%)	01/17/47	1,832	—	1,301	(531)
CMBX.NA.BBB.7	MSC	USD	820,000	(3.00%)	01/17/47	68,191	—	42,668	(25,523)
CMBX.NA.BBB.7	DEUT	USD	600,000	(3.00%)	01/17/47	57,366	—	31,220	(26,146)
CMBX.NA.BBB.7	CSI	USD	725,000	(3.00%)	01/17/47	65,247	—	37,724	(27,523)
CMBX.NA.BBB.7	DEUT	USD	625,000	(3.00%)	01/17/47	77,956	—	32,522	(45,434)
CMBX.NA.BBB.7	GSC	USD	595,000	(3.00%)	01/17/47	83,245	—	30,961	(52,284)
CMBX.NA.BBB.7	GSC	USD	1,635,000	(3.00%)	01/17/47	152,995	—	85,075	(67,920)
CMBX.NA.BBB.7	CSI	USD	2,070,000	(3.00%)	01/17/47	177,493	—	107,710	(69,783)
CMBX.NA.BBB.7	MSC	USD	4,340,000	(3.00%)	01/17/47	422,951	—	225,827	(197,124)
CMBX.NA.BBB.9	MSC	USD	780,000	(3.00%)	09/17/58	85,716	—	85,261	(455)
CMBX.NA.BBB.9	MSC	USD	725,000	(3.00%)	09/17/58	84,868	—	76,530	(8,338)
CMBX.NA.BBB.9	MSC	USD	435,000	(3.00%)	09/17/58	51,445	—	45,917	(5,528)

Total						$6,800,340	$—	$4,976,532	$(1,823,808)

Sell protection:
CDX.EM.26	CBK	USD	15,088,000	1.00%	12/20/21	$—	$(900,733)	$(877,925)	$22,808
CMBX.NA.A.6	MSC	USD	60,000	2.00%	05/11/63	—	(1,364)	(988)	376
CMBX.NA.A.6	GSC	USD	1,210,000	2.00%	05/11/63	15,795	—	(19,953)	(35,748)
CMBX.NA.AAA.6	JPM	USD	20,154,505	0.50%	05/11/63	—	(820,039)	(9,566)	810,473
CMBX.NA.AAA.6	JPM	USD	5,461,072	0.50%	05/11/63	—	(171,410)	(2,592)	168,818
CMBX.NA.AAA.6	UBS	USD	4,446,802	0.50%	05/11/63	—	(142,162)	(2,111)	140,051
CMBX.NA.AAA.6	GSC	USD	11,591,663	0.50%	05/11/63	—	(133,764)	(5,502)	128,262
CMBX.NA.AAA.6	MLI	USD	3,917,183	0.50%	05/11/63	—	(127,630)	(1,859)	125,771
CMBX.NA.AAA.6	MLI	USD	4,008,117	0.50%	05/11/63	—	(127,632)	(1,902)	125,730
CMBX.NA.AAA.6	MLI	USD	3,822,251	0.50%	05/11/63	—	(126,123)	(1,814)	124,309
CMBX.NA.AAA.6	MLI	USD	4,596,694	0.50%	05/11/63	—	(105,142)	(2,182)	102,960
CMBX.NA.AAA.6	UBS	USD	3,292,632	0.50%	05/11/63	—	(87,722)	(1,563)	86,159
CMBX.NA.AAA.6	MLI	USD	1,913,624	0.50%	05/11/63	—	(64,804)	(908)	63,896
CMBX.NA.AAA.6	CSI	USD	2,198,419	0.50%	05/11/63	—	(51,621)	(1,044)	50,577
CMBX.NA.AAA.6	CSI	USD	2,198,419	0.50%	05/11/63	—	(51,558)	(1,044)	50,514
CMBX.NA.AAA.6	MSC	USD	2,103,487	0.50%	05/11/63	—	(48,782)	(998)	47,784
CMBX.NA.AAA.6	CSI	USD	1,114,199	0.50%	05/11/63	—	(40,675)	(529)	40,146
CMBX.NA.AAA.6	GSC	USD	1,229,116	0.50%	05/11/63	—	(39,115)	(583)	38,532
CMBX.NA.AAA.6	DEUT	USD	1,049,245	0.50%	05/11/63	—	(35,251)	(498)	34,753
CMBX.NA.AAA.6	MLI	USD	1,432,969	0.50%	05/11/63	—	(33,606)	(680)	32,926
CMBX.NA.AAA.6	MSC	USD	894,357	0.50%	05/11/63	—	(30,047)	(424)	29,623
CMBX.NA.AAA.6	CSI	USD	2,748,024	0.50%	05/11/63	—	(29,474)	(1,304)	28,170
CMBX.NA.AAA.6	CSI	USD	2,368,297	0.50%	05/11/63	—	(25,402)	(1,124)	24,278
CMBX.NA.AAA.6	CSI	USD	2,363,300	0.50%	05/11/63	—	(25,348)	(1,122)	24,226
CMBX.NA.AAA.6	MSC	USD	664,522	0.50%	05/11/63	—	(22,036)	(316)	21,720
CMBX.NA.AAA.6	MSC	USD	889,360	0.50%	05/11/63	—	(20,857)	(422)	20,435
CMBX.NA.AAA.6	MSC	USD	2,608,124	0.50%	05/11/63	—	(20,745)	(1,238)	19,507
CMBX.NA.AAA.6	GSC	USD	549,605	0.50%	05/11/63	—	(18,453)	(261)	18,192
CMBX.NA.AAA.6	GSC	USD	409,705	0.50%	05/11/63	—	(13,468)	(195)	13,273
CMBX.NA.AAA.6	MSC	USD	1,304,062	0.50%	05/11/63	—	(10,749)	(619)	10,130
CMBX.NA.BB.6	MSC	USD	3,490,000	5.00%	05/11/63	—	(644,709)	(466,879)	177,830

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

CMBX.NA.BB.6	CSI	USD	1,835,000	5.00%	05/11/63	—	(338,960)	$(245,479)	93,481
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	—	(338,037)	(244,810)	93,227
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	—	(338,037)	(244,810)	93,227
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	—	(338,037)	(244,810)	93,227
CMBX.NA.BB.6	CSI	USD	952,000	5.00%	05/11/63	—	(175,853)	(127,355)	48,498
CMBX.NA.BB.6	CSI	USD	935,000	5.00%	05/11/63	—	(165,970)	(125,081)	40,889
CMBX.NA.BB.6	GSC	USD	160,000	5.00%	05/11/63	—	(21,295)	(21,426)	(131)
CMBX.NA.BB.6	GSC	USD	941,000	5.00%	05/11/63	—	(109,673)	(125,884)	(16,211)
CMBX.NA.BB.6	GSC	USD	1,870,000	5.00%	05/11/63	—	(205,384)	(250,161)	(44,777)
CMBX.NA.BB.8	MSC	USD	3,099,000	5.00%	10/17/57	—	(871,835)	(677,418)	194,417
CMBX.NA.BB.8	CSI	USD	1,675,000	5.00%	10/17/57	—	(471,192)	(366,141)	105,051
CMBX.NA.BB.8	MSC	USD	1,485,000	5.00%	10/17/57	—	(429,530)	(324,609)	104,921
CMBX.NA.BB.8	CSI	USD	1,660,000	5.00%	10/17/57	—	(466,973)	(362,863)	104,110
CMBX.NA.BB.8	GSC	USD	1,625,000	5.00%	10/17/57	—	(455,063)	(355,213)	99,850
CMBX.NA.BB.8	MSC	USD	1,270,000	5.00%	10/17/57	—	(366,806)	(277,612)	89,194
CMBX.NA.BB.8	GSC	USD	890,000	5.00%	10/17/57	—	(264,527)	(194,547)	69,980
CMBX.NA.BB.8	CSI	USD	725,000	5.00%	10/17/57	—	(203,949)	(158,479)	45,470
CMBX.NA.BB.8	GSC	USD	380,000	5.00%	10/17/57	—	(126,522)	(83,065)	43,457
CMBX.NA.BB.8	JPM	USD	460,000	5.00%	10/17/57	—	(102,174)	(100,552)	1,622
CMBX.NA.BB.8	GSC	USD	465,000	5.00%	10/17/57	—	(74,563)	(101,646)	(27,083)
CMBX.NA.BB.8	GSC	USD	600,000	5.00%	10/17/57	—	(95,280)	(131,156)	(35,876)
CMBX.NA.BB.8	MLI	USD	400,000	5.00%	10/17/57	—	(47,868)	(87,437)	(39,569)
CMBX.NA.BB.8	MLI	USD	885,000	5.00%	10/17/57	—	(112,162)	(193,454)	(81,292)
CMBX.NA.BB.8	GSC	USD	835,000	5.00%	10/17/57	—	(97,409)	(182,524)	(85,115)
CMBX.NA.BB.8	MLI	USD	905,000	5.00%	10/17/57	—	(82,179)	(197,826)	(115,647)
CMBX.NA.BB.8	BOA	USD	1,100,000	5.00%	10/17/57	—	(76,208)	(240,451)	(164,243)
CMBX.NA.BB.9	GSC	USD	885,000	5.00%	09/17/58	—	(244,558)	(155,419)	89,139
CMBX.NA.BB.9	MLI	USD	440,000	5.00%	09/17/58	—	(122,838)	(77,270)	45,568
CMBX.NA.BB.9	JPM	USD	470,000	5.00%	09/17/58	—	(127,683)	(82,539)	45,144
CMBX.NA.BB.9	GSC	USD	440,000	5.00%	09/17/58	—	(121,588)	(77,270)	44,318
CMBX.NA.BB.9	GSC	USD	440,000	5.00%	09/17/58	—	(120,539)	(77,271)	43,268
CMBX.NA.BB.9	MLI	USD	435,000	5.00%	09/17/58	—	(118,175)	(76,392)	41,783
CMBX.NA.BBB.6	MSC	USD	360,000	3.00%	05/11/63	—	(31,845)	(22,464)	9,381
PrimeX.ARM.2	MSC	USD	1,539,984	4.58%	12/25/37	56,531	—	21,259	(35,272)
PrimeX.ARM.2	JPM	USD	263,822	4.58%	12/25/37	11,113	—	3,642	(7,471)

Total						$83,439	$(11,233,133)	$(7,616,678)	$3,533,016

Total traded indices						$6,883,779	$(11,233,133)	$(2,640,146)	$1,709,208

Credit default swaps on single-name issues:
Buy protection:
United Mexican States	GSC	USD	2,605,000	(1.00%)/1.66%	12/20/21	$95,720	$—	$75,081	$(20,639)
Credit default swaps on single-name issues:
Sell protection:
Brazil (Federated Republic of)	GSC	USD	1,190,000	1.00%/2.46%	12/20/21	$—	$(95,061)	$(76,641)	$18,420
Brazil (Federated Republic of)	GSC	USD	1,185,000	1.00%/2.46%	12/20/21	—	(94,314)	(76,319)	17,995
Russian Government International Bond	GSC	USD	5,252,000	1.00%/1.82%	12/20/21	—	(184,950)	(190,061)	(5,111)

Total						$—	$(374,325)	$(343,021)	$31,304

Total single-name issues						$95,720	$(374,325)	$(267,940)	$10,665

Total OTC contracts						$6,979,499	$(11,607,458)	$(2,908,086)	$1,719,873

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.27	USD	37,535,000	(5.00%)	12/20/21	$(1,317,869)	$(2,484,567)	$(1,166,698)
CDX.NA.HY.27	USD	32,451,000	(5.00%)	12/20/21	2,037,299	2,148,040	110,741
ITRAXX.XOV.26	EUR	11,939,000	(5.00%)	12/20/21	876,980	1,169,824	292,844

Total					$1,596,410	$833,297	$(763,113)

Credit default swaps on indices:
Sell protection:
CDX.NA.IG.27	USD	34,834,000	1.00%	12/20/21	$489,361	$568,830	$79,469
ITRAXX.EUR.26	EUR	14,080,000	1.00%	12/20/21	148,611	210,119	61,508

Total					$637,972	$778,949	$140,977

Total					$2,234,382	$1,612,246	$(622,136)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BOA	1.82% Fixed	CPURNSA	USD	22,955,000	09/22/25	$—	$—	$770,050	$770,050

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2017

	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
	12M Federal Funds Rate	1.00% Fixed	USD	6,875,000	09/29/26	$201,355	$—	$571,314	$369,959
	12M Federal Funds Rate	1.62% Fixed	USD	10,705,000	11/14/26	—	—	294,252	294,252
	1M MXN TIIE	8.27% Fixed	MXN	32,345,000	12/30/26	—	—	(47,629)	(47,629)
	3M USD LIBOR	1.75% Fixed	USD	11,600,000	03/15/27	—	(328,512)	662,987	991,499
	3M USD LIBOR	2.67% Fixed	USD	1,750,000	01/31/47	—	—	(19,470)	(19,470)

Total						$201,355	$(328,512)	$1,461,454	$1,588,611

Foreign Currency Contracts Outstanding at January 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value†	Unrealized Appreciation/ (Depreciation)
BRL	Buy	03/15/17	MSC	$8,822,078	$8,972,036	$149,958
BRL	Sell	03/15/17	MSC	215,595	217,751	(2,156)
BRL	Sell	03/15/17	GSC	1,998,472	2,052,320	(53,848)
BRL	Sell	03/15/17	GSC	1,983,233	2,115,386	(132,153)
BRL	Sell	03/15/17	SSG	10,578,232	11,457,034	(878,802)

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

COP	Buy	03/15/17	CIB	2,987,816	$3,003,783	15,967
COP	Sell	03/15/17	BCLY	3,048,776	3,038,173	10,603
COP	Sell	03/15/17	SSG	2,908,885	3,003,783	(94,898)
EUR	Buy	03/15/17	BNP	1,691,760	1,708,895	17,135
EUR	Buy	03/15/17	BCLY	1,736,882	1,744,587	7,705
EUR	Buy	03/15/17	BOA	606,985	573,237	(33,748)
EUR	Buy	03/15/17	CBK	1,320,900	1,287,079	(33,821)
EUR	Buy	03/15/17	BOA	796,404	751,697	(44,707)
EUR	Buy	03/15/17	UBS	934,495	881,487	(53,008)
EUR	Sell	02/28/17	BCLY	358,705	362,004	(3,299)
EUR	Sell	02/28/17	UBS	14,881,045	15,061,539	(180,494)
EUR	Sell	03/15/17	BOA	3,472,480	3,493,500	(21,020)
EUR	Sell	03/15/17	MSC	3,337,175	3,377,771	(40,596)
GBP	Sell	02/28/17	MSC	1,912,907	1,915,604	(2,697)
JPY	Sell	04/14/17	SSG	17,704,565	18,388,217	(683,652)
MXN	Sell	03/15/17	JPM	3,700,046	3,537,452	162,594
RON	Sell	06/26/17	CBK	8,125,179	7,840,346	284,833
RON	Sell	08/28/17	JPM	2,568,913	2,427,219	141,694
RON	Sell	08/28/17	BNP	1,548,757	1,465,013	83,744
RUB	Buy	03/15/17	CBK	4,448,301	4,414,459	(33,842)
RUB	Sell	03/15/17	BOA	104,718	103,878	840
RUB	Sell	03/15/17	BCLY	3,980,119	4,310,582	(330,463)
THB	Buy	03/15/17	BCLY	4,905,733	4,928,608	22,875
THB	Sell	03/15/17	JPM	4,859,646	4,912,796	(53,150)
TRY	Buy	03/15/17	GSC	1,744,740	1,628,504	(116,236)
TRY	Buy	03/15/17	BCLY	1,781,156	1,628,505	(152,651)
TRY	Sell	03/15/17	HSBC	769,266	656,376	112,890
TRY	Sell	03/15/17	BNP	765,240	652,711	112,529
TRY	Sell	03/15/17	BCLY	761,230	650,354	110,876
TRY	Sell	03/15/17	HSBC	751,371	649,046	102,325
TRY	Sell	03/15/17	JPM	742,831	648,522	94,309
ZAR	Buy	03/15/17	CBK	3,600	3,682	82

Total						$(1,514,282)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Credit Agricole
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
TBA	To Be Announced
TIIE	Interbank Equilibrium Interest Rate

Municipal Abbreviations:
GO	General Obligation

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$566,886,829	$—	$566,886,829	$—
Corporate Bonds	648,288,396	—	648,288,396	—
Foreign Government Obligations	33,921,262	—	33,921,262	—
Municipal Bonds	26,506,353	—	26,506,353	—
Senior Floating Rate Interests	99,215,094	—	99,215,094	—
U.S. Government Agencies	773,580,696	—	773,580,696	—
U.S. Government Securities	209,144,648	—	209,144,648	—
Common Stocks
Energy	84,917	—	—	84,917
Utilities	94,602	94,602	—	—
Preferred Stocks	936,108	936,108	—	—
Short-Term Investments	77,619,029	59,540,585	18,078,444	—
Purchased Options	1,827,094	—	1,827,094	—
Foreign Currency Contracts(2)	1,430,959	—	1,430,959	—
Futures Contracts(2)	229,081	229,081	—	—
Swaps - Credit Default(2)	4,906,867	—	4,906,867	—
Swaps - Interest Rate(2)	2,425,760	—	2,425,760	—

Total	$2,447,097,695	$60,800,376	$2,386,212,402	$84,917

Liabilities
Foreign Currency Contracts(2)	$(2,945,241)	$—	$(2,945,241)	$—
Futures Contracts(2)	(423,074)	(423,074)	—	—
Swaps - Credit Default(2)	(3,809,130)	—	(3,809,130)	—
Swaps - Interest Rate(2)	(67,099)	—	(67,099)	—
TBA Sale Commitments	(133,520,739)	—	(133,520,739)	—

Total	$(140,765,283)	$(423,074)	$(140,342,209)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

The Hartford Unconstrained Bond Fund

  Schedule of Investments

  January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 0.1%
	Energy - 0.0%
2,426	Templar Energy LLC Class A•(1)(2)	$24,262

	Utilities - 0.1%
100,000	TCEH Corp.•(1)(2)	—
1,667	Vistra Energy Corp.	27,022

		27,022

	Total Common Stocks (cost $49,774)	51,284

Asset & Commercial Mortgage Backed Securities - 35.2%
	Asset-Backed - Automobile - 0.3%
$ 255,449	Honor Automobile Trust Securitization 2.94%, 11/15/2019(3)	255,874

	Asset-Backed - Finance & Insurance - 14.7%
	Apidos CLO
390,000	2.35%, 01/16/2027(3)(4)	389,803
415,000	2.45%, 07/18/2027(3)(4)	416,293
395,000	Atlas Senior Loan Fund Ltd. 2.56%, 10/15/2026(3)(4)	394,800
270,000	Avery Point VI CLO Ltd. 2.33%, 08/05/2027(3)(4)	270,471
425,000	Babson CLO Ltd. 2.46%, 04/20/2027(3)(4)	425,673
270,000	Carlyle Global Market Strategies Ltd. 2.51%, 04/27/2027(3)(4)	270,840
	Cent CLO Ltd.
485,786	2.14%, 08/01/2024(3)(4)	486,109
275,000	2.51%, 04/17/2026(3)(4)	274,767
395,000	CIFC Funding Ltd. 2.41%, 05/24/2026(3)(4)	395,669
300,000	Dryden Senior Loan Fund 2.20%, 11/15/2023(3)(4)	300,437
20,561	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(4)	10,542
	Galaxy CLO Ltd.
400,000	2.27%, 04/15/2025(3)(4)	399,798
315,000	2.59%, 01/24/2027(3)(4)	314,947
205,000	Green Tree Agency Advance Funding Trust 3.10%, 10/15/2048(3)	203,553
148,833	GSAMP Trust 0.86%, 01/25/2037(4)	89,807
45,000	HSI Asset Securitization Corp. Trust 1.04%, 02/25/2036(4)	40,280
155,000	Lendmark Funding Trust 3.26%, 04/21/2025(3)	154,747
45,120	Long Beach Asset Holdings Corp. 5.78%, 04/25/2046(1)(3)(5)	—
	Madison Park Funding Ltd.
250,000	2.32%, 10/23/2025(3)(4)	249,926
250,000	2.67%, 07/20/2026(3)(4)	249,748
325,000	3.44%, 01/27/2026(3)(4)	325,247
480,000	Magnetite CLO Ltd. 2.46%, 07/25/2026(3)(4)	480,620
71,923	Nationstar HECM Loan Trust 2.98%, 02/25/2026(3)	71,950
400,000	Neuberger Berman CLO Ltd. 2.35%, 08/04/2025(3)(4)	401,432
420,000	NRZ Advance Receivables Trust 3.11%, 12/15/2050(3)	419,199
275,000	Oaktree EIF II Ltd. 2.46%, 02/15/2026(3)(4)	274,947
375,000	OCP CLO Ltd. 2.55%, 04/17/2027(3)(4)	375,322

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 288,000	OHA Credit Partners VIII Ltd. 2.15%, 04/20/2025(3)(4)	$287,588
420,000	OneMain Financial Issuance Trust 4.10%, 03/20/2028(3)	428,425
360,000	OZLM Funding Ltd. 2.49%, 04/30/2027(3)(4)	361,376
325,000	Race Point CLO Ltd. 2.53%, 04/15/2027(3)(4)	325,639
252,823	Securitized Asset Backed Receivables LLC 0.86%, 07/25/2036(4)	122,162
	SoFi Consumer Loan Program LLC
158,611	3.05%, 12/26/2025(3)	158,373
149,382	3.09%, 10/27/2025(3)	149,434
185,000	3.28%, 01/26/2026(3)	185,325
	Sound Point CLO Ltd.
250,000	2.41%, 01/21/2026(3)(4)	250,127
270,000	2.55%, 04/15/2027(3)(4)	270,540
250,000	5.62%, 07/15/2025(3)(4)	236,098
165,000	Springleaf Funding Trust 2.90%, 11/15/2029(3)	164,799
	SPS Servicer Advance Receivables Trust
355,000	2.75%, 11/15/2049(3)	352,997
205,000	2.92%, 07/15/2047(3)	205,110
395,000	Symphony CLO Ltd. 2.47%, 10/17/2026(3)(4)	396,875
270,000	Venture CLO Ltd. 2.51%, 07/15/2027(3)(4)	270,159
	Voya CLO Ltd.
255,000	2.50%, 04/18/2027(3)(4)	255,863
350,000	3.42%, 10/14/2026(3)(4)	350,128

		12,457,945

	Asset-Backed - Home Equity - 2.6%
60,443	Asset-Backed Funding Certificates 0.99%, 01/25/2037(4)	39,662
	GSAA Home Equity Trust
117,794	0.84%, 12/25/2046(4)	64,012
400,895	0.85%, 02/25/2037(4)	215,961
131,451	0.87%, 03/25/2037(4)	69,775
275,617	0.95%, 11/25/2036(4)	134,768
147,769	1.01%, 11/25/2036(4)	90,929
26,694	1.07%, 03/25/2036(4)	18,047
131,810	1.09%, 04/25/2047(4)	90,453
58,945	5.88%, 09/25/2036	30,364
347,085	5.99%, 06/25/2036(4)	174,531
21,136	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 0.92%, 06/25/2036(4)	18,163
460,841	Morgan Stanley Mortgage Loan Trust 0.94%, 11/25/2036(4)	201,506
22,008	Nationstar NIM Ltd. 9.79%, 03/25/2037(1)(3)(5)	—
437,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(3)	433,134
23,223	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036	14,005
	Soundview Home Loan Trust
685,063	1.01%, 07/25/2036(4)	505,631
160,000	1.02%, 11/25/2036(4)	114,689

		2,215,630

	Commercial Mortgage - Backed Securities - 3.7%
235,000	Banc of America Commercial Mortgage Trust 3.12%, 09/15/2048(3)(4)	137,786
100,000	Bear Stearns Commercial Mortgage Securities, Inc. 5.12%, 10/12/2042(4)	97,593
	Citigroup Commercial Mortgage Trust
40,000	4.40%, 03/10/2047(3)(4)	28,849

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 30,000	4.90%, 03/10/2047(3)(4)	$26,931
100,000	Commercial Mortgage Pass-Through Certificates 4.75%, 10/15/2045(3)(4)	61,166
	Commercial Mortgage Trust
507,743	1.94%, 07/10/2046(3)(4)(6)	27,771
15,000	3.96%, 03/10/2047	15,795
65,000	4.57%, 10/15/2045(3)(4)	43,529
99,842	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	97,211
	GS Mortgage Securities Trust
4,632,034	0.21%, 07/10/2046(4)(6)	27,336
396,651	1.37%, 08/10/2044(3)(4)(6)	19,769
90,000	3.58%, 06/10/2047(3)	54,575
100,166	3.67%, 04/10/2047(3)	51,242
395,000	4.85%, 11/10/2045(3)(4)	372,044
175,000	4.87%, 04/10/2047(3)(4)	133,462
	JP Morgan Chase Commercial Mortgage Securities Trust
190,000	2.73%, 10/15/2045(3)(4)	105,524
110,923	4.41%, 12/15/2047(3)(4)	85,071
765,000	5.41%, 08/15/2046(3)(4)	785,472
1,739,089	JPMBB Commercial Mortgage Securities Trust 0.84%, 09/15/2047(4)(6)	61,962
105,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.50%, 08/15/2045(3)	74,746
	Morgan Stanley Capital I Trust
100,000	5.16%, 07/15/2049(3)(4)	82,326
50,000	5.33%, 10/12/2052(3)(4)	34,773
65,000	UBS-Barclays Commercial Mortgage Trust 4.09%, 03/10/2046(3)(4)	47,359
160,000	VNDO Mortgage Trust 3.95%, 12/13/2029(3)(4)	164,256
15,000	Wells Fargo Commercial Mortgage Trust 4.10%, 05/15/2048(4)	12,304
	WF-RBS Commercial Mortgage Trust
235,599	3.02%, 11/15/2047(3)	93,389
375,000	4.80%, 11/15/2045(3)(4)	300,990
45,000	5.00%, 06/15/2044(3)(4)	38,108
55,215	5.00%, 04/15/2045(3)(4)	33,894
65,000	5.59%, 04/15/2045(3)(4)	65,523

		3,180,756

	Whole Loan Collateral CMO - 13.8%
	Adjustable Rate Mortgage Trust
24,557	1.02%, 01/25/2036(4)	22,841
62,884	1.04%, 11/25/2035(4)	58,401
115,028	1.27%, 01/25/2036(4)	99,392
	Alternative Loan Trust
112,434	1.08%, 11/25/2035(4)	94,204
437,537	1.17%, 10/25/2036(4)	246,870
211,125	5.50%, 12/25/2035	175,950
286,093	5.75%, 05/25/2036	219,608
250,789	6.00%, 05/25/2036	188,228
	American Home Mortgage Assets Trust
72,435	0.90%, 03/25/2047(4)	59,470
154,579	1.54%, 10/25/2046(4)	122,258
	Banc of America Funding Trust
156,463	3.19%, 04/20/2036(4)	131,524
36,297	5.85%, 01/25/2037	30,731
263,036	Banc of America Mortgage Trust 3.25%, 09/25/2035(4)	253,150
	BCAP LLC Trust
137,294	0.94%, 01/25/2037(4)	114,018
182,807	0.95%, 03/25/2037(4)	170,094
	Bear Stearns Alt-A Trust
301,683	1.09%, 08/25/2036(4)	262,444
154,336	1.27%, 01/25/2036(4)	137,010

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 106,058	Bear Stearns Mortgage Funding Trust 0.95%, 10/25/2036(4)	$87,813
350,000	Chase Mortgage Finance Trust 5.50%, 11/25/2035	332,161
	CHL Mortgage Pass-Through Trust
59,238	1.45%, 03/25/2035(4)	46,482
213,321	3.12%, 09/25/2047(4)	196,856
34,257	3.21%, 03/20/2036(4)	28,060
140,000	Connecticut Avenue Securities 5.02%, 04/25/2029(4)	148,502
72,460	Deutsche Alt-A Securities Mortgage Loan Trust 0.92%, 03/25/2037(4)	59,516
383,014	DSLA Mortgage Loan Trust 1.49%, 03/19/2046(4)	330,793
	Fannie Mae Connecticut Avenue Securities
100,000	4.32%, 07/25/2029(3)(4)	100,954
195,000	5.12%, 04/25/2029(4)	204,927
177,216	First Horizon Mortgage Pass-Through Trust 3.00%, 08/25/2037(4)	141,634
	GMAC Mortgage Corp. Loan Trust
63,600	3.43%, 09/19/2035(4)	58,296
20,865	3.61%, 04/19/2036(4)	18,792
149,068	GreenPoint Mortgage Funding Trust 1.97%, 10/25/2045(4)	115,439
	GSR Mortgage Loan Trust
126,690	1.07%, 01/25/2037(4)	76,826
71,278	3.31%, 10/25/2035(4)	63,542
306,516	3.36%, 04/25/2035(4)	295,114
	HarborView Mortgage Loan Trust
184,985	0.96%, 01/19/2038(4)	161,006
676,392	1.01%, 12/19/2036(4)	548,976
149,573	1.10%, 09/19/2035(4)	127,027
10,296	1.47%, 01/19/2035(4)	6,784
23,401	1.77%, 10/25/2037(4)	21,867
255,762	3.46%, 01/19/2035(4)	239,498
	IndyMac Index Mortgage Loan Trust
45,264	0.96%, 04/25/2037(4)	33,481
103,297	1.05%, 07/25/2035(4)	83,274
165,207	1.06%, 01/25/2036(4)	105,727
281,871	1.17%, 07/25/2046(4)	171,647
	JP Morgan Mortgage Trust
100,152	2.98%, 11/25/2035(4)	93,694
97,729	3.18%, 04/25/2037(4)	86,882
71,516	3.19%, 09/25/2035(4)	68,556
361,052	3.33%, 05/25/2036(4)	326,509
87,195	Lehman XS Trust 0.98%, 07/25/2046(4)	72,727
	LSTAR Securities Investment Trust
140,000	2.77%, 01/01/2022(3)(4)	139,275
254,535	2.77%, 04/01/2020(3)(4)	254,296
402,090	2.77%, 10/01/2020(3)(4)	397,698
162,820	2.77%, 09/01/2021(3)(4)	160,982
	Luminent Mortgage Trust
322,421	0.96%, 05/25/2046(4)	270,978
58,585	0.97%, 10/25/2046(4)	50,294
67,869	Merrill Lynch Mortgage Investors Trust 3.26%, 07/25/2035(4)	52,505
70,595	Morgan Stanley Mortgage Loan Trust 3.16%, 05/25/2036(4)	49,445
417,000	Mortgage Repurchase Agreement Financing Trust 1.93%, 06/10/2019(3)(4)	416,898
	New Residential Mortgage Loan Trust
230,364	3.75%, 11/26/2035(3)(4)	238,916
210,390	3.75%, 11/25/2056(3)(4)	217,855
474,470	Nomura Asset Acceptance Corp. Alternative Loan Trust 3.91%, 06/25/2036(4)	390,618

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 82,417	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	$77,636
	Residential Accredit Loans, Inc.
325,429	1.92%, 11/25/2037(4)	225,760
43,815	6.00%, 12/25/2035	40,487
62,036	Residential Asset Securitization Trust 1.22%, 03/25/2035(4)	48,694
	Residential Funding Mortgage Securities, Inc.
266,740	3.28%, 08/25/2035(4)	198,056
9,430	3.63%, 04/25/2037(4)	8,100
75,425	Sequoia Mortgage Trust 3.13%, 07/20/2037(4)	62,935
432,080	Structured Adjustable Rate Mortgage Loan Trust 3.20%, 02/25/2036(4)	344,242
368,114	Structured Asset Mortgage Investments II Trust 1.00%, 02/25/2036(4)	312,026
	Towd Point Mortgage Trust
206,875	2.25%, 08/25/2055(3)(4)	205,173
171,431	2.75%, 08/25/2055(3)(4)	171,629
	WaMu Mortgage Pass-Through Certificates Trust
49,327	1.19%, 06/25/2044(4)	45,983
39,745	2.10%, 11/25/2046(4)	35,864
140,721	2.61%, 06/25/2037(4)	126,541
35,160	2.67%, 12/25/2036(4)	30,551
96,753	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 0.86%, 02/25/2037(4)	61,683
39,699	Wells Fargo Alternative Loan Trust 3.10%, 12/28/2037(4)	36,427
	Wells Fargo Commercial Mortgage Trust
265,000	2.88%, 05/15/2048(3)(4)	159,173
115,000	3.36%, 09/15/2058(3)	67,310

		11,737,585

	Whole Loan Collateral PAC - 0.1%
63,193	Alternative Loan Trust 1.27%, 12/25/2035(4)	41,610

	Total Asset & Commercial Mortgage Backed Securities (cost $30,037,729)	29,889,400

Corporate Bonds - 16.6%
	Advertising - 0.0%
5,000	Lamar Media Corp. 5.75%, 02/01/2026	5,300

	Apparel - 0.1%
30,000	Hanesbrands, Inc. 4.88%, 05/15/2026(3)	29,550
65,000	William Carter Co. 5.25%, 08/15/2021	67,275

		96,825

	Chemicals - 0.1%
95,000	NOVA Chemicals Corp. 5.00%, 05/01/2025(3)	95,237
5,000	Versum Materials, Inc. 5.50%, 09/30/2024(3)	5,200

		100,437

	Commercial Banks - 7.7%
EUR 200,000	Allied Irish Banks plc 7.38%, 12/03/2020(4)(7)(8)	219,905
	Banco Bilbao Vizcaya Argentaria S.A.
400,000	7.00%, 02/19/2019(4)(7)(8)	412,369
$ 200,000	9.00%, 05/09/2018(4)(7)(8)	208,686
EUR 300,000	Banco Santander S.A. 6.25%, 03/12/2019(4)(7)(8)	308,068
400,000	Bank of Ireland 7.38%, 06/18/2020(4)(7)(8)	443,890

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Barclays plc
EUR 200,000	8.00%, 12/15/2020(4)(7)	$232,909
$ 200,000	8.25%, 12/15/2018(4)(7)	208,721
EUR 300,000	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 8.13%, 10/30/2023(8)	408,861
$ 200,000	BNP Paribas S.A. 7.63%, 03/30/2021(3)(4)(7)	210,000
104,000	CIT Group, Inc. 5.50%, 02/15/2019(3)	109,416
	Credit Agricole S.A.
200,000	8.13%, 12/23/2025(3)(4)(7)	212,620
200,000	8.13%, 09/19/2033(3)(4)	216,133
575,000	Credit Suisse Group AG 6.25%, 12/18/2024(4)(7)(8)	567,094
245,000	Goldman Sachs Group, Inc. 5.15%, 05/22/2045	253,433
475,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(3)(4)(7)	433,437
20,000	Radian Group, Inc. 7.00%, 03/15/2021	22,150
	Royal Bank of Scotland Group plc
45,000	6.13%, 12/15/2022	47,469
560,000	7.50%, 08/10/2020(4)(7)	543,200
	Societe Generale S.A.
275,000	7.38%, 09/13/2021(3)(4)(7)	275,509
275,000	8.25%, 11/29/2018(4)(7)(8)	285,656
400,000	Standard Chartered plc 2.55%, 01/29/2049	319,500
	UBS Group AG
200,000	6.88%, 03/22/2021(4)(7)(8)	205,282
200,000	7.00%, 02/19/2025(4)(7)(8)	210,750
200,000	7.13%, 02/19/2020(4)(7)(8)	206,256

		6,561,314

	Commercial Services - 0.1%
55,000	Cardtronics, Inc. 5.13%, 08/01/2022	55,825
	United Rentals North America, Inc.
40,000	4.63%, 07/15/2023	40,850
20,000	5.50%, 07/15/2025	20,750
5,000	5.50%, 05/15/2027	5,044

		122,469

	Construction Materials - 0.8%
10,000	Boise Cascade Co. 5.63%, 09/01/2024(3)	10,175
200,000	CRH America, Inc. 5.13%, 05/18/2045(3)	214,645
15,000	Eagle Materials, Inc. 4.50%, 08/01/2026	14,930
260,000	Grupo Cementos de Chihuahua S.A.B. de C.V. 8.13%, 02/08/2020(3)	270,400
60,000	Norbord, Inc. 6.25%, 04/15/2023(3)	62,325
	Standard Industries, Inc.
35,000	5.38%, 11/15/2024(3)	36,094
100,000	6.00%, 10/15/2025(3)	105,500

		714,069

	Diversified Financial Services - 0.2%
35,000	Aircastle Ltd. 5.50%, 02/15/2022	36,746
	Navient Corp.
90,000	5.50%, 01/15/2019	92,034
5,000	6.63%, 07/26/2021	5,088

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 30,000	7.25%, 09/25/2023	$30,225

		164,093

	Electric - 0.2%
110,000	AES Corp. 8.00%, 06/01/2020	126,637
60,000	NRG Energy, Inc. 6.25%, 07/15/2022	61,800

		188,437

	Electrical Components & Equipment - 0.1%
45,000	EnerSys 5.00%, 04/30/2023(3)	45,788

	Engineering & Construction - 0.4%
310,000	SBA Tower Trust 3.60%, 04/15/2043(3)	311,041

	Entertainment - 0.1%
10,000	GLP Capital L.P. / GLP Financing II, Inc. 5.38%, 04/15/2026	10,425
	WMG Acquisition Corp.
45,000	4.88%, 11/01/2024(3)	44,694
10,000	5.00%, 08/01/2023(3)	10,025

		65,144

	Environmental Control - 0.1%
85,000	Clean Harbors, Inc. 5.25%, 08/01/2020	87,189

	Food - 0.1%
45,000	Lamb Weston Holdings, Inc. 4.63%, 11/01/2024(3)	45,113

	Forest Products & Paper - 0.2%
	Cascades, Inc.
20,000	5.50%, 07/15/2022(3)	20,275
55,000	5.75%, 07/15/2023(3)	55,619
65,000	Clearwater Paper Corp. 5.38%, 02/01/2025(3)	64,593

		140,487

	Gas - 0.0%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
20,000	5.63%, 05/20/2024	20,750
20,000	5.88%, 08/20/2026	20,750

		41,500

	Healthcare-Products - 0.1%
60,000	Kinetic Concepts, Inc. / KCI USA, Inc. 7.88%, 02/15/2021(3)	64,800

	Healthcare-Services - 0.4%
45,000	Community Health Systems, Inc. 5.13%, 08/01/2021	42,412
75,000	HCA, Inc. 7.50%, 02/15/2022	85,312
60,000	LifePoint Health, Inc. 5.88%, 12/01/2023	59,700
15,000	MEDNAX, Inc. 5.25%, 12/01/2023(3)	15,488
125,000	Tenet Healthcare Corp. 6.00%, 10/01/2020	131,875

		334,787

	Home Builders - 0.2%
67,000	CalAtlantic Group, Inc. 5.38%, 10/01/2022	69,429
60,000	Meritage Homes Corp. 6.00%, 06/01/2025	61,500

		130,929

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Household Products/Wares - 0.0%
$ 5,000	ACCO Brands Corp. 5.25%, 12/15/2024(3)	$5,032

	Insurance - 2.2%
EUR 325,000	Achmea B.V. 6.00%, 04/04/2043(4)(8)	386,437
$ 295,000	AXA S.A. 6.46%, 12/14/2018(3)(4)(7)	294,817
25,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	25,165
EUR 400,000	Credit Agricole Assurances S.A. 4.25%, 01/13/2025(4)(7)(8)	424,826
$ 10,000	Genworth Holdings, Inc. 4.90%, 08/15/2023	8,200
EUR 400,000	Intesa Sanpaolo Vita S.p.A. 4.75%, 12/17/2024(4)(7)(8)	425,323
300,000	Mapfre S.A. 5.92%, 07/24/2037(4)	330,325
$ 5,000	MGIC Investment Corp. 5.75%, 08/15/2023	5,225

		1,900,318

	Internet - 0.0%
20,000	Netflix, Inc. 4.38%, 11/15/2026(3)	19,625

	Iron/Steel - 0.2%
	Steel Dynamics, Inc.
45,000	5.13%, 10/01/2021	46,575
20,000	5.50%, 10/01/2024	21,225
	United States Steel Corp.
16,000	6.88%, 04/01/2021	16,300
36,000	7.38%, 04/01/2020	38,565
5,000	7.50%, 03/15/2022	5,163

		127,828

	IT Services - 0.1%
45,000	NCR Corp. 5.00%, 07/15/2022	46,069

	Lodging - 0.1%
65,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.38%, 03/15/2022	66,462

	Machinery - Construction & Mining - 0.1%
50,000	Oshkosh Corp. 5.38%, 03/01/2025	51,687

	Machinery-Diversified - 0.1%
45,000	CNH Industrial Capital LLC 3.38%, 07/15/2019	45,450
5,000	CNH Industrial N.V. 4.50%, 08/15/2023	5,003

		50,453

	Media - 0.9%
70,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.25%, 09/30/2022	72,466
	Charter Communications Operating LLC / Charter Communications Operating Capital
40,000	4.91%, 07/23/2025	42,060
160,000	6.48%, 10/23/2045	181,880
	DISH DBS Corp.
36,000	5.88%, 07/15/2022	37,422
85,000	6.75%, 06/01/2021	91,322
120,000	Liberty Interactive LLC 8.25%, 02/01/2030	126,000
	TEGNA, Inc.
60,000	4.88%, 09/15/2021(3)	61,500
65,000	5.13%, 07/15/2020	67,275

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 80,000	Videotron Ltd. 5.38%, 06/15/2024(3)	$83,600

		763,525

	Mining - 0.1%
	Freeport-McMoRan, Inc.
5,000	3.88%, 03/15/2023	4,613
10,000	5.40%, 11/14/2034	8,734
15,000	5.45%, 03/15/2043	12,900
5,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	5,237
25,000	Teck Resources Ltd. 8.50%, 06/01/2024(3)	29,094

		60,578

	Multi-National - 0.0%
INR 1,760,000	International Finance Corp. 7.10%, 03/21/2031	28,556

	Oil & Gas - 0.4%
$ 15,000	Antero Resources Corp. 5.63%, 06/01/2023	15,300
20,000	Concho Resources, Inc. 5.50%, 04/01/2023	20,750
	Continental Resources, Inc.
10,000	4.50%, 04/15/2023	9,875
40,000	5.00%, 09/15/2022	40,800
	Marathon Oil Corp.
15,000	3.85%, 06/01/2025	14,726
5,000	5.20%, 06/01/2045	4,889
5,000	6.60%, 10/01/2037	5,653
5,000	6.80%, 03/15/2032	5,744
25,000	MEG Energy Corp. 7.00%, 03/31/2024(3)	23,500
60,000	Petrobras Global Finance B.V. 6.85%, 06/05/2115	50,418
24,786	Shelf Drilling Holdings Ltd. 9.50%, 11/02/2020(3)	22,307
45,000	Tesoro Corp. 5.13%, 04/01/2024	46,688
	WPX Energy, Inc.
35,000	5.25%, 09/15/2024	34,464
55,000	6.00%, 01/15/2022	57,200

		352,314

	Packaging & Containers - 0.1%
15,000	Crown Americas LLC / Crown Americas Capital Corp. 4.25%, 09/30/2026(3)	14,344
30,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(3)	31,575
55,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(3)	56,248

		102,167

	Pipelines - 0.3%
	DCP Midstream LLC
10,000	5.35%, 03/15/2020(3)	10,500
15,000	9.75%, 03/15/2019(3)	16,950
	DCP Midstream Operating L.P.
10,000	2.70%, 04/01/2019	9,875
5,000	3.88%, 03/15/2023	4,825
21,000	4.95%, 04/01/2022	21,788
15,000	5.60%, 04/01/2044	13,631
115,000	Energy Transfer Equity L.P. 7.50%, 10/15/2020	129,087
40,000	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 6.25%, 10/15/2022	42,600
	Williams Cos., Inc.

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 20,000	3.70%, 01/15/2023	$19,650
5,000	4.55%, 06/24/2024	5,063
10,000	7.88%, 09/01/2021	11,645

		285,614

	REITS - 0.0%
15,000	CoreCivic, Inc. 4.13%, 04/01/2020	15,225

	Retail - 0.0%
30,000	KFC Holding Co. / Pizza Hut Holdings LLC/ Taco Bell of America LLC 5.25%, 06/01/2026(3)	30,350

	Savings & Loans - 0.2%
GBP 150,000	Nationwide Building Society 6.88%, 06/20/2019(4)(7)(8)	190,351

	Semiconductors - 0.1%
	Sensata Technologies B.V.
$ 55,000	5.00%, 10/01/2025(3)	54,972
5,000	5.63%, 11/01/2024(3)	5,247

		60,219

	Shipbuilding - 0.0%
10,000	Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025(3)	10,425

	Software - 0.1%
	First Data Corp.
15,000	5.00%, 01/15/2024(3)	15,197
65,000	5.38%, 08/15/2023(3)	66,950
	MSCI, Inc.
10,000	4.75%, 08/01/2026(3)	9,950
25,000	5.75%, 08/15/2025(3)	26,484

		118,581

	Telecommunications - 0.7%
110,000	AT&T, Inc. 4.75%, 05/15/2046	100,476
20,000	Frontier Communications Corp. 10.50%, 09/15/2022	20,838
240,000	Mobile Telesystems OJSC via MTS International Funding Ltd. 5.00%, 05/30/2023(3)	246,974
40,000	Nokia Oyj 6.63%, 05/15/2039	41,897
	Sprint Communications, Inc.
112,000	7.00%, 03/01/2020(3)	121,660
8,000	9.00%, 11/15/2018(3)	8,760
50,000	T-Mobile USA, Inc. 6.63%, 11/15/2020	51,250
	Telecom Italia Capital S.A.
11,000	6.00%, 09/30/2034	10,835
15,000	7.72%, 06/04/2038	16,500

		619,190

	Total Corporate Bonds (cost $14,385,036)	14,124,291

Foreign Government Obligations - 3.3%
	Argentina - 0.6%
515,000	Argentine Republic Government International Bond 6.88%, 01/26/2027(3)(9)	509,850

	Brazil - 0.7%
	Brazil Notas do Tesouro Nacional
BRL 343,000	10.00%, 01/01/2021	106,832
1,547,000	10.00%, 01/01/2023	473,875

		580,707

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Chile - 0.0%
CLP 5,000,000	Bonos de la Tesoreria de la Republica en pesos 6.00%, 01/01/2020	$8,236

	Colombia - 0.3%
	Colombian TES
COP 585,884,496	3.50%, 03/10/2021(10)	207,796
96,800,000	10.00%, 07/24/2024	39,440

		247,236

	Dominican Republic - 0.2%
$ 175,000	Dominican Republic International Bond 5.95%, 01/25/2027(3)	175,000

	Egypt - 0.2%
205,000	Egypt Government International Bond 6.13%, 01/31/2022(3)	206,843

	Hungary - 0.0%
30,000	Hungary Government International Bond 6.38%, 03/29/2021	33,590

	Indonesia - 0.1%
IDR 839,000,000	Indonesia Treasury Bond 8.38%, 09/15/2026	65,896

	Malaysia - 0.1%
MYR 240,000	Malaysia Government Bond 3.80%, 09/30/2022	53,911

	Mexico - 0.3%
	Mexican Bonos
MXN 5,567,400	5.00%, 12/11/2019	254,134
1,159,500	10.00%, 12/05/2024	64,318

		318,452

	Peru - 0.0%
PEN 30,000	Peru Government Bond 8.20%, 08/12/2026	10,583

	Poland - 0.1%
PLN 305,000	Poland Government Bond 2.00%, 04/25/2021	73,480

	Romania - 0.3%
	Romania Government Bond
RON 1,130,000	1.35%, 02/25/2019	270,007
60,000	5.75%, 04/29/2020	15,963

		285,970

	South Africa - 0.1%
ZAR 1,120,000	South Africa Government Bond 7.00%, 02/28/2031	68,582

	Supranational - 0.1%
INR 3,920,000	International Finance Corp. 7.80%, 06/03/2019	60,174

	Thailand - 0.1%
THB 1,615,000	Thailand Government Bond 3.63%, 06/16/2023	49,136

	Turkey - 0.1%
TRY 170,000	Turkey Government Bond 9.40%, 07/08/2020	43,298

	Total Foreign Government Obligations (cost $2,811,462)	2,790,944

Municipal Bonds - 1.9%
	General - 1.3%
$ 250,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	313,988
	Puerto Rico Commonwealth Government Employees Retirement System
555,000	6.15%, 07/01/2038	245,587
530,000	6.20%, 07/01/2039	234,525

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 530,000	6.30%, 07/01/2043	$234,525
120,000	6.55%, 07/01/2058	53,100

		1,081,725

	General Obligation - 0.4%
340,000	City of Chicago, IL,GO 7.05%, 01/01/2029(11)	346,093

	Higher Education - 0.2%
190,000	University of California 4.60%, 05/15/2031	210,881

	Total Municipal Bonds (cost $1,743,158)	1,638,699

Senior Floating Rate Interests - 16.4%(12)
	Advertising - 0.1%
127,086	Acosta Holdco, Inc. 4.29%, 09/26/2021	122,638

	Aerospace/Defense - 0.5%
211,172	Fly Funding II S.a.r.l. 3.64%, 02/09/2022	212,426
196,668	TransDigm, Inc. 3.85%, 05/14/2022	196,006

		408,432

	Agriculture - 0.1%
98,493	Pinnacle Operating Corp. 4.75%, 11/15/2018	86,263

	Chemicals - 0.4%
71,189	Chemours Co. 3.78%, 05/12/2022	70,922
173,154	Ineos U.S. Finance LLC 3.75%, 05/04/2018	173,176
114,425	Nexeo Solutions LLC 5.26%, 06/09/2023	115,283

		359,381

	Coal - 0.1%
47,492	Arch Coal, Inc. 10.00%, 10/05/2021	47,872

	Commercial Services - 0.5%
130,000	Conduent, Inc. 6.25%, 12/07/2023	132,221
115,000	Quikrete Holdings, Inc. 4.02%, 11/15/2023	116,358
139,300	Russell Investment Group 6.75%, 06/01/2023	141,215

		389,794

	Distribution/Wholesale - 0.3%
153,600	FPC Holdings, Inc. 5.25%, 11/19/2019	145,967
90,453	PowerTeam Services LLC 4.25%, 05/06/2020	90,340

		236,307

	Diversified Financial Services - 0.2%
135,000	EVO Payments International LLC 6.00%, 12/22/2023	136,688

	Electric - 0.4%
154,225	Calpine Construction Finance Co., L.P. 3.75%, 05/31/2023	155,018
100,000	Chief Exploration & Development LLC 7.75%, 05/16/2021	98,750
149,133	Seadrill Partners Finco LLC 4.00%, 02/21/2021	109,799

		363,567

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Electronics - 0.1%
$ 119,690	Ceridian LLC 4.54%, 09/15/2020	$119,241

	Energy-Alternate Sources - 0.2%
79,923	EMG Utica LLC 4.75%, 03/27/2020	79,857
105,000	TEX Operations Co. LLC 5.00%, 08/04/2023	105,460

		185,317

	Entertainment - 0.3%
103,846	Aristocrat Technologies, Inc. 3.78%, 10/20/2021	104,859
132,300	Scientific Games International, Inc. 6.01%, 10/01/2021	133,210

		238,069

	Food - 0.3%
152,879	Albertsons LLC 3.78%, 08/22/2021	153,499
120,000	JBS USA LLC 0.00%, 10/30/2022(13)	120,250

		273,749

	Healthcare-Products - 0.1%
99,244	Alere, Inc. 4.25%, 06/18/2022	99,260

	Healthcare-Services - 1.0%
	Community Health Systems, Inc.
49,796	3.75%, 12/31/2019	47,232
91,623	4.00%, 01/27/2021	86,565
104,213	Envision Healthcare Corp. 4.00%, 12/01/2023	105,222
120,000	inVentiv Health, Inc. 4.75%, 11/09/2023	121,000
115,994	MPH Acquisition Holdings LLC 5.00%, 06/07/2023	117,614
101,767	Ortho-Clinical Diagnostics, Inc. 4.75%, 06/30/2021	100,961
173,250	U.S. Renal Care, Inc. 5.25%, 12/31/2022	163,158
87,985	Vizient, Inc. 5.00%, 02/13/2023	89,085

		830,837

	Household Products/Wares - 0.1%
60,000	Galleria Co. 3.81%, 09/29/2023	60,300

	Insurance - 1.3%
	Asurion LLC
23,476	4.03%, 07/08/2020	23,677
349,497	4.25%, 08/04/2022	353,139
205,000	8.50%, 03/03/2021	207,819
106,150	Evertec Group LLC 3.27%, 04/17/2020	105,513
	Sedgwick Claims Management Services, Inc.
250,406	3.75%, 03/01/2021	251,240
140,000	6.75%, 02/28/2022	140,234

		1,081,622

	Leisure Time - 0.4%
	Delta 2 (LUX) S.a.r.l.
200,000	5.07%, 07/30/2021	200,972
130,000	8.07%, 07/31/2022	130,487

		331,459

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Lodging - 0.9%
$ 119,700	Boyd Gaming Corp. 3.76%, 09/15/2023	$120,934
459,293	Caesars Entertainment Operating Co. 0.00%, 03/01/2017(5)(13)	519,865
97,500	Caesars Growth Properties Holdings LLC 6.25%, 05/08/2021	97,967

		738,766

	Machinery-Construction & Mining - 0.4%
214,291	American Rock Salt Holdings LLC 4.75%, 05/20/2021	214,381
146,702	Headwaters, Inc. 4.00%, 03/24/2022	147,032

		361,413

	Machinery-Diversified - 0.2%
183,029	Gates Global LLC 4.25%, 07/06/2021	182,343

	Media - 1.3%
132,134	Advantage Sales & Marketing, Inc. 4.25%, 07/23/2021	131,350
124,063	Charter Communications Operating LLC 3.03%, 01/15/2024	124,458
124,800	Getty Images, Inc. 4.75%, 10/18/2019	107,751
124,863	ION Media Networks, Inc. 4.50%, 12/18/2020	125,487
195,087	Numericable U.S. LLC 4.29%, 01/14/2025	196,673
	Tribune Media Co.
158,859	3.78%, 01/27/2024	159,613
38,141	3.78%, 12/27/2020	38,323
140,000	UPC Financing Partnership 3.77%, 08/31/2024	140,000
95,000	Virgin Media Investment Holdings Ltd. 3.52%, 01/31/2025	95,535

		1,119,190

	Metal Fabricate/Hardware - 0.2%
160,638	Rexnord LLC 3.77%, 08/21/2023	161,542

	Mining - 0.1%
73,244	Minerals Technologies, Inc. 3.78%, 05/09/2021	73,884

	Miscellaneous Manufacturing - 0.3%
260,903	Sram LLC 4.02%, 04/10/2020	259,925

	Oil & Gas - 0.5%
115,000	California Resources Corp. 11.38%, 12/31/2021	129,305
100,000	Chesapeake Energy Corp. 8.50%, 08/23/2021	109,333
215,460	Pinnacle Holding Co. S.a.r.l. 4.75%, 07/30/2019	174,522

		413,160

	Packaging & Containers - 0.8%
149,980	Berry Plastics Group, Inc. 3.29%, 10/03/2022	150,864
445,200	Reynolds Group Holdings, Inc. 4.25%, 02/05/2023	446,268
115,961	Signode Industrial Group U.S., Inc. 4.00%, 05/01/2021	116,830

		713,962

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Pharmaceuticals - 0.2%
$ 158,400	Endo Luxembourg Finance Co. I S.a r.l. 3.81%, 09/26/2022	$157,873

	Pipelines - 0.1%
96,250	Philadelphia Energy Solutions LLC 6.25%, 04/04/2018	82,775

	Real Estate - 0.3%
283,032	DTZ U.S. Borrower LLC 4.26%, 11/04/2021	284,580

	REITS - 0.1%
104,213	MGM Growth Properties Operating Partnership L.P. 3.53%, 04/25/2023	105,050

	Retail - 1.0%
200,000	Bass Pro Group LLC 5.97%, 12/16/2023	193,656
110,652	Michaels Stores, Inc. 3.75%, 01/30/2023	110,001
150,350	Neiman Marcus Group, Inc. 4.25%, 10/25/2020	124,270
173,183	Party City Holdings, Inc. 4.21%, 08/19/2022	171,957
217,718	US Foods, Inc. 3.78%, 06/27/2023	219,147

		819,031

	Software - 1.8%
194,177	Epicor Software Corp. 4.75%, 06/01/2022	194,905
541,185	First Data Corp. 3.78%, 03/24/2021	544,313
189,091	Infor U.S., Inc. 3.75%, 06/03/2020	189,061
282,474	Magic Newco LLC 5.00%, 12/12/2018	283,121
102,191	SS&C Technologies, Inc. 4.03%, 07/08/2022	103,121
248,750	WEX, Inc. 4.28%, 07/01/2023	251,548

		1,566,069

	Telecommunications - 1.3%
78,083	Entravision Communications Corp. 3.50%, 05/31/2020	78,133
320,000	Level 3 Financing, Inc. 4.00%, 08/01/2019	323,760
182,700	Salem Communications Corp. 4.50%, 03/13/2020	177,676
200,000	Sprint Communications, Inc. 0.00%, 01/13/2024(13)	200,250
293,220	Univision Communications, Inc. 4.00%, 03/01/2020	293,748
	Zayo Group LLC
20,000	0.00%, 01/12/2024(13)	20,158
40,000	0.00%, 01/19/2024(13)	40,317

		1,134,042

	Trucking & Leasing - 0.5%
130,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. 0.00%, 01/13/2022(13)	131,672
272,284	Consolidated Container Co., LLC 5.00%, 07/03/2019	271,603

		403,275

	Total Senior Floating Rate Interests (cost $13,913,720)	13,947,676

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

U.S. Government Agencies - 49.6%
	FHLMC - 14.7%
$ 10,156	0.00%, 11/15/2036(14)	$9,268
135,103	3.00%, 08/01/2029	138,920
64,687	3.00%, 03/15/2033(6)	8,066
5,100,000	3.00%, 02/01/2047(15)	5,043,820
313,467	3.50%, 08/01/2034	324,793
3,100,000	3.50%, 02/01/2047(15)	3,166,180
227,560	4.00%, 07/15/2027(6)	25,187
263,759	4.00%, 05/01/2042	278,080
81,492	4.00%, 08/01/2042	86,125
121,845	4.00%, 09/01/2042	128,717
47,331	4.00%, 07/01/2044	49,680
43,557	4.00%, 06/01/2045	45,781
168,459	4.00%, 01/01/2046	176,820
91,790	4.00%, 02/01/2046	96,346
600,000	4.00%, 02/01/2047(15)	629,414
600,000	4.00%, 03/01/2047(15)	628,102
71,208	4.50%, 03/15/2041	79,478
310,000	4.67%, 04/25/2029(4)	320,319
189,785	4.75%, 07/15/2039	204,608
18,230	5.50%, 08/15/2033	19,895
378,971	5.50%, 12/01/2037	420,133
469,230	5.50%, 01/01/2039	520,544
65,002	6.50%, 07/15/2036	72,886

		12,473,162

	FNMA - 28.4%
83,280	0.00%, 06/25/2036(14)	73,369
305,822	1.90%, 04/25/2055(4)(6)	17,049
5,000	2.44%, 01/01/2023	4,965
61,354	2.50%, 06/25/2028(6)	5,447
2,700,000	2.50%, 02/01/2032(15)	2,700,000
2,600,000	2.50%, 03/01/2032(15)	2,596,039
395,000	2.65%, 06/01/2025	388,106
700,000	2.69%, 04/01/2025	689,923
500,000	2.70%, 07/01/2025	491,301
231,117	2.78%, 02/01/2027	228,238
203,325	2.82%, 07/01/2025	202,515
419,507	3.00%, 01/25/2028(6)	39,924
180,147	3.00%, 04/25/2028(6)	16,869
3,800,000	3.00%, 02/01/2032(15)	3,898,563
1,400,000	3.00%, 02/01/2047(15)	1,385,781
30,000	3.16%, 12/01/2026	30,460
50,000	3.21%, 05/01/2023	51,667
24,788	3.24%, 12/01/2026	25,335
47,945	3.26%, 05/01/2024	49,164
193,061	3.30%, 12/01/2026	198,266
24,807	3.34%, 04/01/2024	25,730
9,699	3.45%, 01/01/2024	10,117
9,636	3.47%, 01/01/2024	10,063
112,475	3.50%, 05/25/2030(6)	15,255
289,105	3.50%, 01/01/2046	295,643
3,600,000	3.50%, 02/01/2047(15)	3,678,750
3,500,000	3.50%, 03/01/2047(15)	3,569,316
23,990	3.67%, 08/01/2023	25,406
5,000	3.70%, 10/01/2023	5,288
10,000	3.76%, 03/01/2024	10,633
15,000	3.86%, 12/01/2025	15,963
5,000	3.86%, 11/01/2023	5,343
23,819	3.87%, 10/01/2025	25,320
34,074	3.89%, 05/01/2030	35,520
34,894	3.93%, 10/01/2023	37,309
9,635	3.96%, 05/01/2034	10,076
9,912	3.97%, 05/01/2029	10,629
255,485	4.00%, 10/01/2040	268,515

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 118,443	4.00%, 11/01/2040	$124,684
84,509	4.00%, 12/01/2040	88,989
42,259	4.00%, 02/01/2041	44,532
101,744	4.00%, 03/01/2041	107,187
58,132	4.00%, 03/25/2042(6)	8,270
54,953	4.00%, 08/01/2042	57,795
92,816	4.00%, 09/01/2042	97,377
49,969	4.00%, 04/01/2045	52,432
67,280	4.00%, 05/01/2045	70,597
46,753	4.00%, 06/01/2045	49,061
700,000	4.00%, 02/01/2047(15)	734,344
600,000	4.00%, 03/01/2047(15)	628,242
18,637	4.06%, 10/01/2028	20,148
57,313	4.50%, 07/25/2027(6)	6,144
258,117	4.50%, 10/01/2040	277,966
117,845	4.50%, 10/01/2041	126,945
99,236	4.50%, 09/01/2043	106,810
34,161	5.46%, 05/25/2042(4)(6)	3,958
99,722	5.50%, 04/25/2035	110,083
43,598	5.50%, 04/25/2037	48,474
195,599	5.50%, 06/25/2042(6)	47,838
176,362	6.00%, 09/01/2039	199,114

		24,158,847

	GNMA - 6.5%
250,000	3.00%, 02/01/2047(15)	252,148
3,700,000	3.50%, 02/01/2047(15)	3,834,125
51,120	4.00%, 05/16/2042(6)	8,453
523,758	4.50%, 09/20/2041	566,910
102,148	5.00%, 06/15/2041	112,463
148,303	5.00%, 10/16/2041(6)	23,139
201,752	5.00%, 03/15/2044	222,129
2,272	6.00%, 08/15/2032	2,569
152,279	6.00%, 06/15/2036	173,605
56,590	6.00%, 08/15/2036	64,727
41,670	6.00%, 12/15/2038	47,104
116,727	6.00%, 01/15/2039	132,017
113,841	6.00%, 12/15/2040	128,686

		5,568,075

	Total U.S. Government Agencies (cost $42,252,187)	42,200,084

U.S. Government Securities - 6.4%
	U.S. Treasury Securities - 6.4%
	U.S. Treasury Bonds - 3.4%
22,334	2.13%, 02/15/2040(10)	28,010
33,065	2.13%, 02/15/2041(10)	41,686
58,749	0.75%, 02/15/2042(10)	56,324
101,474	0.75%, 02/15/2045(10)	96,775
107,707	1.38%, 02/15/2044(10)	118,955
217,679	2.38%, 01/15/2025(10)	252,309
1,237,553	2.38%, 01/15/2027(10)(16)	1,470,023
237,205	2.50%, 01/15/2029(10)	289,788
453,000	2.50%, 02/15/2046	403,258
6,799	3.38%, 04/15/2032(10)	9,531
37,308	3.63%, 04/15/2028(10)	49,604
80,752	3.88%, 04/15/2029(10)	111,720

		2,927,983

	U.S. Treasury Notes - 3.0%
208,830	0.13%, 04/15/2018(10)	211,610
159,661	0.13%, 04/15/2019(10)	162,654
145,326	0.13%, 04/15/2020(10)	147,998
53,321	0.13%, 01/15/2022(10)	53,981
147,991	0.13%, 07/15/2022(10)	149,993
337,755	0.13%, 01/15/2023(10)(16)	338,719

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 206,352	0.13%, 07/15/2024(10)		$205,117
124,459	0.38%, 07/15/2023(10)		126,946
86,513	0.38%, 07/15/2025(10)		86,968
93,099	0.63%, 01/15/2024(10)		95,735
27,000	1.00%, 05/31/2018		27,001
49,652	1.13%, 01/15/2021(10)		52,524
235,738	1.25%, 07/15/2020(10)		250,813
2	1.38%, 07/15/2018(10)		2
94,874	1.38%, 01/15/2020(10)		100,415
530,000	3.25%, 03/31/2017(17)		532,341

			2,542,817

			5,470,800

	Total U.S. Government Securities (cost $5,487,045)		5,470,800

	Total Long-Term Investments (cost $110,680,111)		110,113,178
Short-Term Investments - 9.1%
	Foreign Government Obligations - 0.7%
RON 2,330,000	Romania Treasury Bills 0.58%, 06/26/2017(18)		558,315

	Other Investment Pools & Funds - 8.4%
7,135,914	Fidelity Institutional Government Fund, Institutional Class		7,135,914

	Total Short-Term Investments (cost $7,714,528)		7,694,229

	Total Investments Excluding Purchased Options (cost $118,394,639)	138.6%	$117,807,407
	Total Purchased Options (cost $9,259)	0.0%	$8,688

	Total Investments (cost $118,403,898)^	138.6%	$117,816,095
	Other Assets and Liabilities	(38.6)%	(32,797,875)

	Total Net Assets	100.0%	$85,018,220

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$1,529,456
Unrealized Depreciation	(2,117,259)

Net Unrealized Depreciation	$(587,803)

•	Non-income producing.
(1)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of these securities was $24,262, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Period Acquired	Shares/ Par	Security	Cost

10/2016	100,000	TCEH Corp.	$—
09/2016	2,426	Templar Energy LLC Class A	20,774

			$20,774

At January 31, 2017, the aggregate value of these securities was $24,262, which represents 0.0% of total net assets.

(3)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $23,404,307, which represents 27.5% of total net assets.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	Securities disclosed are interest-only strips.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $4,903,754, which represents 5.8% of total net assets.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $341,158 at January 31, 2017.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2017.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	Securities disclosed are principal-only strips.
(15)	Represents or includes a TBA transaction.
(16)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(17)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(18)	The rate shown represents current yield to maturity.

OTC Option Contracts Outstanding at January 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
USD Put/CNH Call	GSC	6.85 CNH per USD	02/17/17	USD	300,000	$1,733	$2,075	$(342)
USD Put/THB Call	BOA	35.71 THB per USD	02/08/17	USD	163,000	2,368	1,142	1,226
USD Put/TRY Call	GSC	3.80 TRY per USD	02/20/17	USD	171,000	2,878	4,211	(1,333)
USD Put/TRY Call	GSC	3.82 TRY per USD	02/24/17	USD	85,000	1,709	1,832	(123)

Total Puts					719,000	$8,688	$9,260	$(572)

Total purchased option contracts					719,000	$8,688	$9,260	$(572)

Futures Contracts Outstanding at January 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	6	03/22/2017	$791,932	$804,937	$13,005

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

U.S. Treasury 5-Year Note Future	62	03/31/2017	7,305,220	$7,307,766	2,546

Total					$15,551

Short position contracts:
Euro-BOBL Future	3	03/08/2017	$428,571	$430,526	$(1,955)
Euro-Bund Future	5	03/08/2017	872,302	875,096	(2,794)
U.S. Treasury 10-Year Note Future	174	03/22/2017	21,676,707	21,657,563	19,144
U.S. Treasury 2-Year Note Future	108	03/31/2017	23,406,085	23,414,063	(7,978)

Total					$6,417

Total futures contracts					$21,968

TBA Sale Commitments Outstanding at January 31, 2017
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)

GNMA, 3.00%	$2,250,000	02/01/2047	$(2,269,336)	$4,658

Total (proceeds $2,273,994)			$(2,269,336)	$4,658

At January 31, 2017, the aggregate market value of TBA Sale Commitments represents (2.7)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate/Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06-1	MSC	USD	26,827	(0.18%)	07/25/45	$596	$—	$465	$(131)
ABX.HE.AAA.06-1	JPM	USD	32,044	(0.18%)	07/25/45	706	—	555	(151)
ABX.HE.AAA.06-1	GSC	USD	9,688	(0.18%)	07/25/45	872	—	167	(705)
ABX.HE.AAA.07-1	GSC	USD	99,860	(0.09%)	08/25/37	22,848	—	22,210	(638)
ABX.HE.AAA.07-1	JPM	USD	35,664	(0.09%)	08/25/37	8,618	—	7,932	(686)
ABX.HE.AAA.07-1	MSC	USD	495,735	(0.09%)	08/25/37	120,092	—	110,257	(9,835)
ABX.HE.AAA.07-1	CSI	USD	253,217	(0.09%)	08/25/37	66,616	—	56,318	(10,298)
ABX.HE.PENAAA.06-2	MSC	USD	125,003	(0.11%)	05/25/46	14,403	—	11,445	(2,958)
ABX.HE.PENAAA.06-2	JPM	USD	165,589	(0.11%)	05/25/46	19,033	—	15,160	(3,873)
ABX.HE.PENAAA.06-2	GSC	USD	99,029	(0.11%)	05/25/46	24,757	—	9,066	(15,691)
CMBX.NA.A.7	JPM	USD	220,000	(2.00%)	01/17/47	8,554	—	3,695	(4,859)
CMBX.NA.A.9	MSC	USD	165,000	(2.00%)	09/17/58	5,829	—	6,216	387
CMBX.NA.A.9	DEUT	USD	80,000	(2.00%)	09/17/58	4,073	—	2,977	(1,096)
CMBX.NA.AA.7	CSI	USD	90,000	(1.50%)	01/17/47	2,821	—	847	(1,974)
CMBX.NA.AA.7	CSI	USD	255,000	(1.50%)	01/17/47	7,993	—	2,400	(5,593)
CMBX.NA.AA.7	CSI	USD	255,000	(1.50%)	01/17/47	7,993	—	2,400	(5,593)
CMBX.NA.AA.7	CSI	USD	295,000	(1.50%)	01/17/47	9,246	—	2,775	(6,471)
CMBX.NA.AA.8	MSC	USD	120,000	(1.50%)	10/17/57	4,851	—	1,894	(2,957)
CMBX.NA.AJ.4	DEUT	USD	197,187	(0.96%)	02/17/51	36,081	—	38,631	2,550
CMBX.NA.AJ.4	CSI	USD	226,766	(0.96%)	02/17/51	56,003	—	44,425	(11,578)
CMBX.NA.AJ.4	MSC	USD	366,769	(0.96%)	02/17/51	90,594	—	71,853	(18,741)
CMBX.NA.AJ.4	JPM	USD	433,812	(0.96%)	02/17/51	106,988	—	84,987	(22,001)
CMBX.NA.AS.7	GSC	USD	195,000	(1.00%)	01/17/47	4,280	—	(265)	(4,545)
CMBX.NA.AS.7	CSI	USD	380,000	(1.00%)	01/17/47	6,952	—	(518)	(7,470)
CMBX.NA.AS.7	GSC	USD	275,000	(1.00%)	01/17/47	7,798	—	(367)	(8,165)
CMBX.NA.AS.8	DEUT	USD	95,000	(1.00%)	10/17/57	6,984	—	121	(6,863)
CMBX.NA.BBB.10	MSC	USD	85,000	(3.00%)	11/17/59	5,600	—	7,500	1,900
CMBX.NA.BBB.10	MSC	USD	130,000	(3.00%)	11/17/59	10,232	—	11,514	1,282
CMBX.NA.BBB.7	GSC	USD	95,000	(3.00%)	01/17/47	8,222	—	4,939	(3,283)
CMBX.NA.BBB.7	CSI	USD	140,000	(3.00%)	01/17/47	13,642	—	7,284	(6,358)
CMBX.NA.BBB.7	CSI	USD	160,000	(3.00%)	01/17/47	15,591	—	8,325	(7,266)
CMBX.NA.BBB.7	MSC	USD	175,000	(3.00%)	01/17/47	18,056	—	9,106	(8,950)
CMBX.NA.BBB.7	DEUT	USD	75,000	(3.00%)	01/17/47	5,496	—	3,903	(1,593)
CMBX.NA.BBB.7	GSC	USD	60,000	(3.00%)	01/17/47	5,430	—	3,127	(2,303)
CMBX.NA.BBB.7	MSC	USD	105,000	(3.00%)	01/17/47	8,732	—	5,464	(3,268)

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

CMBX.NA.BBB.7	DEUT	USD	80,000	(3.00%)		01/17/47	7,649	—	$4,163	(3,486)
CMBX.NA.BBB.7	GSC	USD	110,000	(3.00%)		01/17/47	10,293	—	5,723	(4,570)
CMBX.NA.BBB.7	DEUT	USD	80,000	(3.00%)		01/17/47	9,978	—	4,162	(5,816)
CMBX.NA.BBB.7	GSC	USD	75,000	(3.00%)		01/17/47	10,493	—	3,902	(6,591)
CMBX.NA.BBB.7	MSC	USD	695,000	(3.00%)		01/17/47	67,731	—	36,164	(31,567)
CMBX.NA.BBB.9	MSC	USD	80,000	(3.00%)		09/17/58	8,791	—	8,744	(47)
CMBX.NA.BBB.9	MSC	USD	75,000	(3.00%)		09/17/58	8,781	—	7,918	(863)
CMBX.NA.BBB.9	MSC	USD	45,000	(3.00%)		09/17/58	5,322	—	4,750	(572)

Total							$865,620	$—	$632,334	$(233,286)

Sell protection:
CDX.EMS.26	GSC	USD	1,257,000	1.00%		12/20/21	$—	$(75,416)	$(73,141)	$2,275
CMBX.NA.AAA.6	MSC	USD	7,994,251	0.50%		05/11/63	—	(187,782)	(3,794)	183,988
CMBX.NA.AAA.6	DEUT	USD	874,371	0.50%		05/11/63	—	(21,312)	(415)	20,897
CMBX.NA.AAA.6	MSC	USD	1,852,668	0.50%		05/11/63	—	(15,782)	(879)	14,903
CMBX.NA.AAA.6	GSC	USD	1,034,256	0.50%		05/11/63	—	(11,935)	(491)	11,444
CMBX.NA.AAA.6	JPM	USD	974,299	0.50%		05/11/63	—	(9,156)	(463)	8,693
CMBX.NA.AAA.6	MSC	USD	32,976	0.50%		05/11/63	—	(226)	(16)	210
CMBX.NA.BB.6	MSC	USD	1,072,000	5.00%		05/11/63	—	(198,031)	(143,408)	54,623
CMBX.NA.BB.6	CSI	USD	110,000	5.00%		05/11/63	—	(20,319)	(14,715)	5,604
CMBX.NA.BB.6	CSI	USD	125,000	5.00%		05/11/63	—	(22,188)	(16,722)	5,466
CMBX.NA.BB.6	CSI	USD	105,000	5.00%		05/11/63	—	(19,396)	(14,047)	5,349
CMBX.NA.BB.6	CSI	USD	105,000	5.00%		05/11/63	—	(19,396)	(14,047)	5,349
CMBX.NA.BB.6	CSI	USD	51,000	5.00%		05/11/63	—	(9,421)	(6,822)	2,599
CMBX.NA.BB.6	GSC	USD	82,000	5.00%		05/11/63	—	(9,557)	(10,970)	(1,413)
CMBX.NA.BB.8	MSC	USD	428,000	5.00%		10/17/57	—	(120,408)	(93,557)	26,851
CMBX.NA.BB.8	GSC	USD	210,000	5.00%		10/17/57	—	(64,229)	(45,905)	18,324
CMBX.NA.BB.8	CSI	USD	215,000	5.00%		10/17/57	—	(60,481)	(46,997)	13,484
CMBX.NA.BB.8	CSI	USD	215,000	5.00%		10/17/57	—	(60,481)	(46,997)	13,484
CMBX.NA.BB.8	CSI	USD	85,000	5.00%		10/17/57	—	(23,911)	(18,580)	5,331
CMBX.NA.BB.8	MSC	USD	55,000	5.00%		10/17/57	—	(15,908)	(12,022)	3,886
CMBX.NA.BB.8	MSC	USD	50,000	5.00%		10/17/57	—	(14,441)	(10,929)	3,512
CMBX.NA.BB.8	GSC	USD	15,000	5.00%		10/17/57	—	(4,458)	(3,279)	1,179
CMBX.NA.BB.8	GSC	USD	15,000	5.00%		10/17/57	—	(4,201)	(3,279)	922
CMBX.NA.BB.8	GSC	USD	59,000	5.00%		10/17/57	—	(9,369)	(12,897)	(3,528)
CMBX.NA.BB.8	MLI	USD	50,000	5.00%		10/17/57	—	(5,984)	(10,930)	(4,946)
CMBX.NA.BB.8	GSC	USD	50,000	5.00%		10/17/57	—	(5,833)	(10,930)	(5,097)
CMBX.NA.BB.8	MLI	USD	115,000	5.00%		10/17/57	—	(14,575)	(25,138)	(10,563)
CMBX.NA.BB.8	UBS	USD	125,000	5.00%		10/17/57	—	(14,257)	(27,324)	(13,067)
CMBX.NA.BB.8	MLI	USD	130,000	5.00%		10/17/57	—	(11,805)	(28,417)	(16,612)
CMBX.NA.BB.8	BOA	USD	145,000	5.00%		10/17/57	—	(10,046)	(31,696)	(21,650)
CMBX.NA.BB.9	GSC	USD	115,000	5.00%		09/17/58	—	(31,779)	(20,196)	11,583
CMBX.NA.BB.9	JPM	USD	60,000	5.00%		09/17/58	—	(16,300)	(10,537)	5,763
CMBX.NA.BB.9	MLI	USD	55,000	5.00%		09/17/58	—	(15,355)	(9,659)	5,696
CMBX.NA.BB.9	GSC	USD	55,000	5.00%		09/17/58	—	(15,198)	(9,658)	5,540
CMBX.NA.BB.9	GSC	USD	55,000	5.00%		09/17/58	—	(15,067)	(9,658)	5,409
CMBX.NA.BB.9	MLI	USD	55,000	5.00%		09/17/58	—	(14,942)	(9,659)	5,283
PrimeX.ARM.2	MSC	USD	225,783	4.58%		12/25/37	8,288	—	3,117	(5,171)
PrimeX.ARM.2	JPM	USD	70,995	4.58%		12/25/37	2,991	—	981	(2,010)

Total							$11,279	$(1,168,945)	$(794,076)	$363,590

Total traded indices							$876,899	$(1,168,945)	$(161,742)	$130,304

Credit default swaps on single-name issues:
Buy protection:
United Mexican States	GSC	USD	170,000	(1.00	%)/1.66%	12/20/21	$6,247	$—	$4,900	$(1,347)

Credit default swaps on single-name issues:
Sell protection:
Russian Government International Bond	GSC	USD	431,000	1.00	%/1.82%	12/20/21	$—	$(15,178)	$(15,597)	$(419)

Total single-name issues							$6,247	$(15,178)	$(10,697)	$(1,766)

Total OTC contracts							$883,146	$(1,184,123)	$(172,439)	$128,538

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.27	USD	4,040,000	(5.00%)	12/20/21	$(145,156)	$(267,422)	$(122,266)
CDX.NA.HY.27	USD	4,234,000	(5.00%)	12/20/21	240,000	280,263	40,263
CDX.NA.IG.26	USD	3,185,000	(1.00%)	06/20/21	(26,932)	(56,714)	(29,782)

Total					$67,912	$(43,873)	$(111,785)

Sell protection:
ITRAXX.XOV.26	EUR	154,000	5.00%	12/20/21	11,126	15,090	3,964

Total					$79,038	$(28,783)	$(107,821)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swap Contracts Outstanding at January 31, 2017

Receive	Pay	Maturity Date (1)	Counter- party	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	Fixed Rate equal to 3.12% based on the notional amount of currency delivered	03/16/22	DEUT	USD 92,103	CNH 624,000	$—	$(1,459)	$704	$2,163
Fixed Rate equal to 3.12% based on the notional amount of currency delivered	Variable Rate equal to the 3M USD LIBOR Rate based on the notional amount of currency delivered	03/16/22	DEUT	CNH 624,000	USD 92,103	1,459	—	(9,388)	(10,847)

Total						$1,459	$(1,459)	$(8,684)	$(8,684)

(1)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at January 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.89% Fixed	CPURNSA	USD	4,459,000	07/15/24	$—	$—	$169,058	$169,058

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	1.00% Fixed	USD	2,118,000	09/29/26	$58,874	$—	$176,005	$117,131
12M Federal Funds Rate	1.62% Fixed	USD	1,810,000	11/14/26	—	—	49,752	49,752
1M MXN TIIE	8.27% Fixed	MXN	2,215,000	12/30/26	—	—	(3,262)	(3,262)

Total					$58,874	$—	$222,495	$163,621

Foreign Currency Contracts Outstanding at January 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
BRL	Buy	03/15/17	MSC	$635,239	$646,037	$10,798
BRL	Sell	03/15/17	MSC	15,843	16,001	(158)
BRL	Sell	03/15/17	GSC	128,322	131,780	(3,458)
BRL	Sell	03/15/17	GSC	127,666	136,173	(8,507)
BRL	Sell	03/15/17	SSG	762,189	825,509	(63,320)
CAD	Buy	02/28/17	BMO	213,748	215,236	1,488
CHF	Sell	02/28/17	SCB	641,744	648,667	(6,923)
CNY	Buy	03/15/17	SCB	80,530	81,850	1,320
COP	Buy	03/15/17	CIB	218,495	219,663	1,168
COP	Sell	03/15/17	BCLY	214,464	213,718	746
COP	Sell	03/15/17	SSG	212,723	219,663	(6,940)
EUR	Buy	03/15/17	BNP	135,983	137,360	1,377
EUR	Buy	03/15/17	BCLY	139,984	140,605	621
EUR	Buy	03/15/17	CBK	127,650	124,382	(3,268)
EUR	Buy	03/15/17	UBS	85,997	81,119	(4,878)
EUR	Buy	03/15/17	BOA	114,591	108,158	(6,433)
EUR	Buy	03/15/17	UBS	728,177	668,416	(59,761)
EUR	Sell	02/28/17	BCLY	37,477	37,822	(345)
EUR	Sell	02/28/17	UBS	4,293,061	4,345,132	(52,071)
EUR	Sell	03/15/17	BOA	583,903	565,665	18,238
EUR	Sell	03/15/17	BOA	106,639	102,750	3,889
EUR	Sell	03/15/17	BOA	311,771	313,658	(1,887)
EUR	Sell	03/15/17	MSC	269,282	272,558	(3,276)
GBP	Sell	02/28/17	MSC	1,043,175	1,044,645	(1,470)
HUF	Buy	03/14/17	CBK	31,527	32,426	899
JPY	Sell	02/28/17	BCLY	1,473,873	1,484,703	(10,830)
MXN	Buy	03/15/17	RBC	39,402	39,075	(327)
MXN	Sell	03/15/17	JPM	274,677	262,607	12,070
PHP	Buy	03/15/17	CBK	2,366	2,408	42
RON	Sell	06/26/17	CBK	581,707	561,315	20,392
RON	Sell	08/28/17	JPM	181,215	171,220	9,995
RON	Sell	08/28/17	BNP	109,624	103,696	5,928
RUB	Buy	03/15/17	CBK	329,355	326,849	(2,506)
RUB	Buy	06/21/17	CBK	28,530	31,894	3,364
RUB	Sell	03/15/17	BOA	7,761	7,699	62
RUB	Sell	03/15/17	BCLY	294,684	319,151	(24,467)
THB	Buy	03/15/17	BCLY	396,281	398,129	1,848
THB	Sell	03/15/17	JPM	393,569	397,873	(4,304)
TRY	Buy	03/15/17	GSC	129,593	120,959	(8,634)
TRY	Buy	03/15/17	BCLY	132,298	120,960	(11,338)
TRY	Sell	03/15/17	BCLY	57,613	49,221	8,392

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

TRY	Sell	03/15/17	HSBC	56,460	48,175	8,285
TRY	Sell	03/15/17	BNP	56,173	47,913	8,260
TRY	Sell	03/15/17	HSBC	55,163	47,651	7,512
TRY	Sell	03/15/17	JPM	56,080	48,960	7,120

Total						$(151,287)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIB	Canadian Imperial Bank of Commerce
CIB	Credit Agricole
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MLI	Merrill Lynch International
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

The Hartford Unconstrained Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
TBA	To Be Announced
TIIE	Interbank Equilibrium Interest Rate

The Hartford Unconstrained Bond Fund
Schedule of Investments January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Energy	$24,262	$—	$—	$24,262
Utilities	27,022	27,022	—	—
Asset & Commercial Mortgage Backed Securities	29,889,400	—	29,889,400	—
Corporate Bonds	14,124,291	—	14,124,291	—
Foreign Government Obligations	2,790,944	—	2,790,944	—
Municipal Bonds	1,638,699	—	1,638,699	—
Senior Floating Rate Interests	13,947,676	—	13,947,676	—
U.S. Government Agencies	42,200,084	—	42,200,084	—
U.S. Government Securities	5,470,800	—	5,470,800	—
Short-Term Investments	7,694,229	7,135,914	558,315	—
Purchased Options	8,688	—	8,688	—
Foreign Currency Contracts(2)	133,814	—	133,814	—
Futures Contracts(2)	34,695	34,695	—	—
Swaps - Credit Default(2)	497,993	—	497,993	—
Swaps - Cross Currency(2)	2,163	—	2,163	—
Swaps - Interest Rate(2)	335,941	—	335,941	—

Total	$118,820,701	$7,197,631	$111,598,808	$24,262

Liabilities
Foreign Currency Contracts(2)	$(285,101)	$—	$(285,101)	$—
Futures Contracts(2)	(12,727)	(12,727)	—	—
Swaps - Credit Default(2)	(477,276)	—	(477,276)	—
Swaps - Cross Currency(2)	(10,847)	—	(10,847)	—
Swaps - Interest Rate(2)	(3,262)	—	(3,262)	—
TBA Sale Commitments	(2,269,336)	—	(2,269,336)	—

Total	$(3,058,549)	$(12,727)	$(3,045,822)	$—

(1) For the period ended January 31, 2017, there were no transfers between any levels.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

The Hartford World Bond Fund

  Schedule of Investments

  January 31, 2017 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 0.0%
	United States - 0.0%
15,841	Vistra Energy Corp.	$256,783

	Total Common Stocks (cost $711,734)	256,783

Asset & Commercial Mortgage Backed Securities - 13.5%
	Bermuda - 0.0%
$ 379,500	Cal Funding II Ltd. 3.47%, 10/25/2027(1)	367,401

	Canada - 0.2%
5,200,000	CARDS II Trust 1.47%, 07/15/2021(1)(2)	5,222,343

	Cayman Islands - 3.3%
5,000,000	A Voce CLO Ltd. 2.48%, 07/15/2026(1)(2)	5,016,880
4,615,000	American Money Management Corp. 2.49%, 07/27/2026(1)(2)	4,619,361
	Apidos CLO
2,900,000	2.12%, 04/15/2025(1)(2)	2,893,429
3,380,000	2.45%, 07/22/2026(1)(2)	3,380,399
3,840,000	2.48%, 01/19/2025(1)(2)	3,839,777
	Ares CLO Ltd.
1,205,966	1.88%, 04/20/2023(1)(2)	1,200,712
3,835,000	2.22%, 04/17/2026(1)(2)(3)	3,833,082
3,845,000	2.54%, 04/17/2026(1)(2)	3,852,613
2,675,000	2.91%, 12/05/2025(1)(2)	2,688,118
2,725,000	Babson CLO Ltd. 2.13%, 04/20/2025(1)(2)	2,723,629
	Carlyle Global Market Strategies Ltd.
3,390,000	2.14%, 07/15/2025(1)(2)	3,386,861
875,000	2.17%, 04/18/2025(1)(2)	873,737
	Cent CLO Ltd.
3,970,000	2.52%, 01/25/2026(1)(2)	3,968,003
2,780,000	2.53%, 07/27/2026(1)(2)	2,779,405
	CIFC Funding Ltd.
2,150,000	2.38%, 10/17/2026(1)(2)	2,149,981
3,750,000	2.45%, 10/21/2028(1)(2)	3,748,069
4,555,000	2.52%, 04/18/2025(1)(2)	4,566,989
3,990,000	Dryden Senior Loan Fund 2.37%, 04/18/2026(1)(2)	3,990,176
2,455,000	Eaton Vance CLO Ltd. 2.47%, 07/15/2026(1)(2)	2,461,174
250,000	Galaxy CLO Ltd. 2.59%, 01/24/2027(1)(2)	249,958
2,315,000	JFIN CLO Ltd. 2.72%, 04/24/2029(1)(2)(3)	2,313,842
	LSTAR Securities Investment Trust
1,570,000	2.77%, 01/01/2022(1)(2)	1,561,864
822,241	2.77%, 09/01/2021(1)(2)	812,960
2,661,618	2.77%, 10/01/2021(1)(2)	2,632,508
1,939,682	2.77%, 11/01/2021(1)(2)	1,914,262
	Madison Park Funding Ltd.
3,760,000	2.28%, 07/20/2026(1)(2)	3,758,105
3,735,000	2.32%, 10/23/2025(1)(2)	3,733,898
2,390,000	2.48%, 01/19/2025(1)(2)	2,394,601
1,750,000	2.93%, 04/20/2026(1)(2)	1,749,113
4,245,000	Neuberger Berman CLO Ltd. 2.35%, 08/04/2025(1)(2)	4,260,193
650,000	Oaktree EIF II Ltd. 2.46%, 02/15/2026(1)(2)	649,874
4,455,000	OCP CLO Ltd. 2.55%, 04/17/2027(1)(2)	4,458,827

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 3,880,000	OZLM Funding Ltd. 2.52%, 01/17/2026(1)(2)	$3,904,025
500,000	Race Point CLO Ltd. 2.53%, 04/15/2027(1)(2)	500,982
1,555,000	Seneca Park CLO Ltd. 2.50%, 07/17/2026(1)(2)	1,560,118
1,215,000	Shackleton CLO Ltd. 2.97%, 04/15/2027(1)(2)	1,219,975
2,435,000	Sheridan Square CLO Ltd. 2.19%, 04/15/2025(1)(2)	2,429,193
2,850,000	Sound Point CLO Ltd. 2.69%, 10/20/2028(1)(2)	2,860,921
2,620,000	Vibrant CLO Ltd. 2.51%, 04/20/2026(1)(2)	2,618,677
1,725,000	Voya CLO Ltd. 2.47%, 07/17/2026(1)(2)	1,726,151
3,975,000	Zais CLO Ltd. 2.41%, 10/15/2028(1)(2)	3,945,911

		113,228,353

	United Kingdom - 0.0%
GBP 425,000	Canary Wharf Finance II plc 5.95%, 10/22/2037(4)	657,230

	United States - 10.0%
	Adjustable Rate Mortgage Trust
$ 618,150	1.04%, 11/25/2035(2)	574,079
224,652	1.27%, 01/25/2036(2)	194,114
975,000	Ally Auto Receivables Trust 2.01%, 08/17/2020	976,004
	Alternative Loan Trust
780,919	1.04%, 01/25/2036(2)	678,276
399,944	1.08%, 11/25/2035(2)	335,098
499,330	1.17%, 10/25/2036(2)	281,736
448,286	1.27%, 12/25/2035(2)	295,182
741,034	5.50%, 12/25/2035	617,572
802,990	5.75%, 05/25/2036	616,384
390,359	6.00%, 05/25/2036	292,981
625,781	American Credit Acceptance Receivables Trust 3.96%, 05/15/2019(1)	628,193
	American Home Mortgage Assets Trust
112,294	0.90%, 03/25/2047(2)	92,194
976,825	0.96%, 09/25/2046(2)	741,872
633,046	0.96%, 10/25/2046(2)	501,991
514,638	1.54%, 10/25/2046(2)	407,031
1,777,311	AmeriCredit Automobile Receivables Trust 2.35%, 12/10/2018	1,779,972
3,761,411	Angel Oak Mortgage Trust I LLC 3.50%, 07/25/2046(1)(5)	3,763,397
	Banc of America Commercial Mortgage Trust
2,475,000	3.12%, 09/15/2048(1)(2)	1,451,150
1,457,937	5.49%, 02/10/2051	1,471,211
	Banc of America Funding Trust
1,601,342	1.01%, 02/20/2047(2)	1,493,812
282,759	5.77%, 05/25/2037(2)	252,130
335,312	5.85%, 01/25/2037(5)	283,899
601,238	6.05%, 10/25/2036(5)	498,316
	Banc of America Mortgage Trust
864,954	3.25%, 07/25/2033(2)	866,343
1,393,517	3.25%, 09/25/2035(2)	1,341,142
1,329,166	Bayview Opportunity Master Trust 2.53%, 10/27/2027(1)(2)	1,327,890
	Bear Stearns Adjustable Rate Mortgage Trust
1,361,219	2.82%, 08/25/2035(2)	1,356,191
1,140,756	3.09%, 10/25/2035(2)	1,130,502
954,385	3.24%, 07/25/2036(2)	922,331
1,022,335	4.64%, 06/25/2047(2)	936,723

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Bear Stearns Alt-A Trust
$ 565,306	1.09%, 08/25/2036(2)	$491,779
1,730,655	1.27%, 01/25/2036(2)	1,536,367
586,021	3.30%, 09/25/2035(2)	543,775
	Bear Stearns Mortgage Funding Trust
1,866,622	0.95%, 10/25/2036(2)	1,545,511
534,571	0.97%, 02/25/2037(2)	447,299
	Cabela’s Master Credit Card Trust
1,805,000	1.42%, 08/16/2021(1)(2)	1,814,607
1,790,000	2.25%, 07/17/2023	1,801,558
555,000	Capital Auto Receivables Asset Trust 2.43%, 09/21/2020	557,534
	CarMax Auto Owner Trust
2,410,000	1.88%, 11/15/2019	2,415,497
1,120,000	1.93%, 11/15/2019	1,125,258
1,745,000	2.08%, 01/15/2020	1,746,652
103,968	CD Mortgage Trust 5.89%, 11/15/2044(2)	105,376
1,935,000	CFCRE Commercial Mortgage Trust 3.83%, 12/15/2047	2,034,971
2,472,955	Chase Mortgage Finance Trust 3.19%, 12/25/2035(2)	2,360,374
194,011	ChaseFlex Trust 5.50%, 06/25/2035	171,447
	CHL Mortgage Pass-Through Trust
1,172,241	1.45%, 03/25/2035(2)	919,829
2,030,954	2.96%, 06/20/2035(2)	1,902,639
1,854,248	3.03%, 04/25/2037(2)	1,746,531
751,585	3.12%, 09/25/2047(2)	693,575
500,148	3.21%, 03/20/2036(2)	409,675
743,413	Chrysler Capital Auto Receivables Trust 1.27%, 03/15/2019(1)	743,155
	Citigroup Commercial Mortgage Trust
365,000	3.62%, 07/10/2047	379,196
770,000	4.40%, 03/10/2047(1)(2)	555,346
434,786	Citigroup Mortgage Loan Trust 3.11%, 07/25/2036(2)	272,488
1,527,580	COLT Mortgage Loan Trust 2.75%, 09/25/2046(1)(2)	1,539,386
3,323,934	Commercial Mortgage Loan Trust 6.10%, 12/10/2049(2)	3,377,506
	Commercial Mortgage Pass-Through Certificates
34,318,735	0.84%, 02/10/2047(2)(6)	1,135,202
1,080,000	4.24%, 02/10/2047(2)	1,164,606
1,795,000	4.75%, 10/15/2045(1)(2)	1,097,930
	Commercial Mortgage Trust
2,605,000	2.85%, 10/15/2045	2,628,938
1,590,000	3.10%, 03/10/2046	1,617,124
465,000	3.61%, 06/10/2046(2)	485,642
3,810,000	3.69%, 08/10/2047	3,938,208
2,230,000	3.80%, 08/10/2047	2,336,537
2,140,000	4.02%, 07/10/2045	2,282,058
1,280,000	4.07%, 02/10/2047(2)	1,366,604
4,425,085	4.23%, 07/10/2045(2)	4,793,386
1,885,000	4.57%, 10/15/2045(1)(2)	1,262,328
308,266	5.74%, 12/10/2049	311,467
	Countrywide Alternative Loan Trust
656,774	0.91%, 04/25/2047(2)	561,715
777,337	1.57%, 12/25/2035(2)	640,386
1,174,608	Countrywide Home Loans, Inc. 2.99%, 11/20/2035(2)	989,849
207,950	CPS Auto Trust 1.94%, 03/16/2020(1)	208,008
	Credit Suisse Commercial Mortgage Trust
706,363	5.75%, 03/25/2036	638,846
70,000	6.06%, 02/15/2041(2)	71,173

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 37,274	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	$36,292
	CSAIL Commercial Mortgage Trust
53,800,341	0.88%, 06/15/2057(2)(6)	2,678,536
14,967,246	0.96%, 04/15/2050(2)(6)	822,615
2,685,022	3.45%, 08/15/2048	2,739,820
2,213,164	CSMC Trust 3.50%, 08/25/2043(1)(2)	2,222,847
898,988	DB Master Finance LLC 3.26%, 02/20/2045(1)	901,651
960,041	DBUBS Mortgage Trust 0.75%, 11/10/2046(1)(2)(6)	20,672
1,805,000	Discover Card Execution Note Trust 1.45%, 03/15/2021	1,802,162
2,500,000	Drive Auto Receivables Trust 2.37%, 11/16/2020(1)	2,478,248
	DSLA Mortgage Loan Trust
141,165	1.13%, 01/19/2045(2)	121,935
2,124,310	1.49%, 03/19/2046(2)	1,834,674
926,788	DT Auto Owner Trust 1.88%, 05/15/2019(1)	926,763
	Enterprise Fleet Financing LLC
964,611	1.51%, 03/20/2019(1)	964,621
1,500,000	2.09%, 02/22/2021(1)	1,500,585
535,000	2.13%, 07/20/2022(1)	535,097
389,846	Exeter Automobile Receivables Trust 1.54%, 11/15/2019(1)	389,764
245,000	Fannie Mae Connecticut Avenue Securities 4.32%, 07/25/2029(1)(2)	247,337
	First Investors Auto Owner Trust
476,498	1.49%, 01/15/2020(1)	476,415
414,820	1.53%, 11/16/2020(1)	414,149
500,000	Ford Credit Floorplan Master Owner Trust 1.69%, 09/15/2019	500,439
	FREMF Mortgage Trust
1,195,000	3.39%, 07/25/2022(1)(2)	1,176,832
1,190,000	3.72%, 10/25/2048(1)(2)	1,165,365
825,000	GE Commercial Mortgage Corp. 5.61%, 12/10/2049(2)	825,833
2,280,262	GLS Auto Receivables Trust 2.73%, 10/15/2020(1)	2,278,771
	GMAC Mortgage Corp. Loan Trust
374,999	3.43%, 09/19/2035(2)	343,725
719,289	3.61%, 04/19/2036(2)	647,829
1,260,000	GreatAmerica Leasing Receivables 1.86%, 08/15/2020(1)	1,260,898
975,000	Green Tree Agency Advance Funding Trust 3.10%, 10/15/2048(1)	968,117
	GreenPoint Mortgage Funding Trust
541,689	0.93%, 02/25/2037(2)	489,311
514,221	1.28%, 10/25/2045(2)	449,032
	GS Mortgage Securities Trust
2,470,000	3.38%, 05/10/2045	2,567,356
2,330,000	3.58%, 06/10/2047(1)	1,412,889
615,000	3.67%, 04/10/2047(1)	314,616
1,742,000	3.72%, 01/10/2047(1)	841,785
4,725,242	4.07%, 01/10/2047	5,037,757
1,875,000	4.87%, 04/10/2047(1)(2)	1,429,952
	GSAA Home Equity Trust
625,343	0.82%, 12/25/2046(2)	393,630
3,016,020	0.84%, 12/25/2046(2)	1,638,965
1,525,626	0.85%, 02/25/2037(2)	821,853
2,479,134	0.87%, 03/25/2037(2)	1,315,953
2,244,693	0.89%, 05/25/2047(2)	1,683,447
1,190,551	0.95%, 11/25/2036(2)	582,144
976,400	0.99%, 05/25/2047(2)	737,530

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,684,240	1.00%, 04/25/2047(2)	$1,122,277
1,795,552	1.09%, 04/25/2047(2)	1,232,165
677,865	5.88%, 09/25/2036(5)	349,182
532,303	5.99%, 06/25/2036(2)	267,667
	GSR Mortgage Loan Trust
1,379,346	3.24%, 10/25/2035(2)	1,206,116
717,653	3.24%, 07/25/2035(2)	669,866
252,361	3.30%, 05/25/2037(2)	206,030
3,458,070	3.53%, 01/25/2036(2)	3,219,677
	HarborView Mortgage Loan Trust
1,664,866	0.96%, 01/19/2038(2)	1,449,056
2,572,111	1.01%, 12/19/2036(2)	2,087,585
192,167	1.10%, 09/19/2035(2)	163,201
1,660,220	1.47%, 01/19/2035(2)	1,093,973
446,075	1.77%, 10/25/2037(2)	416,838
1,640,252	Honor Automobile Trust Securitization 2.94%, 11/15/2019(1)	1,642,978
1,065,000	Huntington Auto Trust 1.95%, 06/15/2021	1,065,594
540,000	Hyundai Automotive Receivables Trust 2.10%, 11/15/2019	540,258
594,132	Impac CMB Trust 1.57%, 10/25/2034(2)	569,644
	IndyMac INDA Mortgage Loan Trust
276,098	3.38%, 09/25/2036(2)	219,775
1,093,700	3.40%, 12/25/2036(2)	993,660
	IndyMac Index Mortgage Loan Trust
1,409,380	0.97%, 10/25/2036(2)	1,195,733
74,160	1.01%, 07/25/2035(2)	65,092
714,097	1.05%, 07/25/2035(2)	575,677
1,571,644	1.17%, 07/25/2046(2)	957,063
442,368	3.09%, 08/25/2035(2)	356,202
	JP Morgan Chase Commercial Mortgage Securities Trust
5,493,506	2.27%, 02/12/2051(2)	5,276,594
3,059,000	2.73%, 10/15/2045(1)(2)	1,698,938
950,000	2.83%, 10/15/2045	959,835
700,000	4.00%, 08/15/2046(1)(2)	563,156
2,383,352	4.17%, 08/15/2046	2,546,792
1,535,924	4.41%, 12/15/2047(1)(2)	1,177,964
2,216,968	5.73%, 02/12/2049(2)	2,222,263
	JP Morgan Mortgage Trust
851,398	2.98%, 11/25/2035(2)	796,497
1,301,801	3.00%, 09/25/2044(1)(2)	1,318,768
1,657,286	3.01%, 08/25/2036(2)	1,515,246
297,670	3.07%, 10/25/2036(2)	279,160
2,523,754	3.24%, 02/25/2035(2)	2,562,642
1,408,492	3.33%, 05/25/2036(2)	1,278,938
199,746	6.00%, 01/25/2037	162,778
	JPMBB Commercial Mortgage Securities Trust
69,016,411	0.84%, 09/15/2047(2)(6)	2,458,972
845,000	3.78%, 08/15/2047	884,786
	Lehman XS Trust
701,847	0.96%, 11/25/2046(2)	580,973
966,534	1.61%, 09/25/2047(2)	797,806
2,060,000	Lendmark Funding Trust 3.26%, 04/21/2025(1)	2,056,637
1,597,294	Long Beach Mortgage Loan Trust 1.39%, 08/25/2033(2)	1,492,535
	LSTAR Securities Investment Trust
738,553	2.77%, 03/01/2020(1)(2)	732,255
1,176,971	2.77%, 04/01/2020(1)(2)	1,175,865
2,844,657	2.77%, 05/01/2020(1)(2)	2,825,513
1,056,914	2.77%, 08/01/2020(1)(2)	1,056,842
730,933	Luminent Mortgage Trust 1.03%, 11/25/2035(2)	661,302

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 937,382	MASTR Adjustable Rate Mortgages Trust 1.01%, 05/25/2037(2)	$578,576
	Merrill Lynch Mortgage Investors Trust
126,792	2.84%, 05/25/2033(2)	124,513
4,333,826	2.90%, 12/25/2034(2)	4,345,922
915,713	3.26%, 07/25/2035(2)	708,408
903,147	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(2)	898,869
1,252,628	Morgan Stanley Asset-Backed Securities Capital I, Inc. Trust 0.92%, 06/25/2036(2)	1,076,417
	Morgan Stanley Bank of America Merrill Lynch Trust
13,217,445	1.12%, 10/15/2048(2)(6)	909,030
1,480,000	2.92%, 02/15/2046	1,497,694
2,090,000	3.13%, 12/15/2048	2,133,371
2,930,000	4.08%, 07/15/2046(2)	3,156,314
1,505,000	4.50%, 08/15/2045(1)	1,071,360
	Morgan Stanley Capital I Trust
2,990,449	3.24%, 03/15/2045	3,094,983
1,555,000	5.16%, 07/15/2049(1)(2)	1,280,166
100,000	5.43%, 09/15/2047(1)(2)	109,420
1,246,980	5.57%, 12/15/2044	1,266,703
470,206	6.28%, 01/11/2043(2)	485,389
2,728,000	6.28%, 01/11/2043(1)(2)	2,706,268
	Morgan Stanley Mortgage Loan Trust
1,767,609	0.94%, 11/25/2036(2)	772,898
541,220	2.83%, 06/25/2037(2)	366,881
197,077	3.16%, 05/25/2036(2)	138,035
444,917	Morgan Stanley Re-Remic Trust 5.80%, 08/15/2045(1)(2)	445,374
	Nationstar HECM Loan Trust
1,192,915	2.01%, 08/25/2026(1)	1,190,789
373,646	2.24%, 06/25/2026(1)	375,631
386,580	2.88%, 11/25/2025(1)	386,734
	New Residential Mortgage Loan Trust
686,980	3.25%, 09/25/2056(1)(2)	695,686
929,831	3.75%, 11/26/2035(1)(2)	964,351
843,989	Nomura Asset Acceptance Corp. Alternative Loan Trust 3.91%, 06/25/2036(2)	694,831
4,690,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)	4,648,508
3,905,000	Ocwen Master Advance Receivables Trust 3.21%, 11/15/2047(1)	3,903,270
845,000	OneMain Financial Issuance Trust 3.66%, 02/20/2029(1)	858,092
384,209	Prime Mortgage Trust 5.50%, 06/25/2036	361,764
657,111	RBSGC Mortgage Pass-Through Certificates 6.25%, 01/25/2037	618,987
2,826,255	Renaissance Home Equity Loan Trust 1.29%, 03/25/2034(2)	2,727,827
	Residential Accredit Loans, Inc.
874,278	1.07%, 04/25/2036(2)	628,835
1,766,847	1.92%, 11/25/2037(2)	1,225,717
442,521	Residential Asset Securitization Trust 1.22%, 03/25/2035(2)	347,349
	Residential Funding Mortgage Securities, Inc.
2,998,415	3.28%, 08/25/2035(2)	2,226,342
616,731	3.63%, 04/25/2037(2)	529,768
137,969	5.75%, 01/25/2036	109,174
173,543	6.00%, 04/25/2037	153,275
218,739	6.00%, 07/25/2037	201,673
	Sequoia Mortgage Trust
1,678,290	1.44%, 06/20/2033(2)	1,588,362
677,315	4.72%, 07/20/2037(2)	595,486
	SFAVE Commercial Mortgage Securities Trust
1,935,000	3.87%, 01/05/2043(1)(2)	1,888,426
3,015,000	4.14%, 01/05/2043(1)(2)	2,979,273

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 905,456	Skopos Auto Receivables Trust 3.55%, 02/15/2020(1)	$907,453
1,341,414	Social Professional Loan Program 2.72%, 10/27/2036(1)	1,348,188
	SoFi Consumer Loan Program LLC
1,301,545	3.05%, 12/26/2025(1)	1,299,588
945,000	3.28%, 01/26/2026(1)	946,658
	Springleaf Funding Trust
461,408	2.41%, 12/15/2022(1)	462,056
3,510,000	3.16%, 11/15/2024(1)	3,542,320
3,215,000	3.48%, 05/15/2028(1)	3,226,153
	Springleaf Mortgage Loan Trust
1,001,047	1.78%, 12/25/2065(1)(2)	997,521
920,000	3.52%, 12/25/2065(1)(2)	922,367
2,770,000	3.79%, 09/25/2057(1)(2)	2,769,698
753,000	SPS Servicer Advance Receivables Trust 3.59%, 11/15/2049(1)	748,838
	Structured Adjustable Rate Mortgage Loan Trust
890,348	1.07%, 09/25/2034(2)	777,196
1,743,498	3.22%, 06/25/2035(2)	1,526,456
564,212	Structured Asset Mortgage Investments II Trust 1.00%, 02/25/2036(2)	478,245
1,225,990	Structured Asset Securities Corp. 5.75%, 06/25/2035	1,143,907
297,660	Structured Asset Securities Corp. Mortgage Pass-Through Ctertificates 3.34%, 11/25/2033(2)	294,507
787,792	TAL Advantage LLC 2.83%, 02/22/2038(1)	749,287
1,944,272	Terwin Mortgage Trust 1.71%, 12/25/2034(2)	1,858,051
1,064,082	Thornburg Mortgage Securities Trust 2.82%, 04/25/2045(2)	1,069,739
	Towd Point Mortgage Trust
1,624,834	2.25%, 08/25/2055(1)(2)	1,611,466
1,316,419	2.25%, 07/25/2056(1)(2)	1,302,628
3,110,796	2.75%, 04/25/2055(1)(2)	3,113,974
1,003,572	2.75%, 05/25/2055(1)(2)	1,005,274
1,020,017	2.75%, 08/25/2055(1)(2)	1,021,194
1,600,196	3.00%, 03/25/2054(1)(2)	1,613,437
	UBS-Barclays Commercial Mortgage Trust
5,950,000	3.19%, 03/10/2046	6,081,922
1,550,000	3.24%, 04/10/2046	1,588,289
1,095,000	4.09%, 03/10/2046(1)(2)	797,819
915,122	United Auto Credit Securitization Trust 1.67%, 09/10/2018(1)	916,322
	WaMu Mortgage Pass-Through Certificates Trust
940,076	1.19%, 06/25/2044(2)	876,361
2,126,224	1.19%, 07/25/2044(2)	2,030,402
239,444	1.39%, 12/25/2046(2)	200,500
842,059	2.10%, 11/25/2046(2)	759,824
1,735,783	2.39%, 01/25/2037(2)	1,458,255
1,865,911	2.61%, 06/25/2037(2)	1,677,879
832,284	2.85%, 08/25/2036(2)	747,567
2,117,365	2.85%, 10/25/2036(2)	1,855,705
2,365,516	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 0.86%, 02/25/2037(2)	1,508,079
	Wells Fargo Commercial Mortgage Trust
2,845,000	2.88%, 05/15/2048(1)(2)	1,708,857
3,900,000	2.92%, 10/15/2045	3,967,019
1,890,000	3.36%, 09/15/2058(1)	1,106,221
375,000	4.10%, 05/15/2048(2)	307,601
	Wells Fargo Mortgage Backed Securities Trust
1,745,000	3.07%, 10/25/2035(2)	1,671,564
932,680	3.15%, 12/28/2037(2)	860,221
299,498	3.23%, 10/25/2036(2)	277,727

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Westlake Automobile Receivables Trust
$ 307,911	1.57%, 06/17/2019(1)	$308,073
3,440,000	2.45%, 01/15/2021(1)	3,459,853
4,070,000	2.46%, 01/18/2022(1)	4,047,890
1,765,000	3.29%, 09/15/2021(1)	1,781,652
1,830,000	4.40%, 05/17/2021(1)	1,848,570
	WF-RBS Commercial Mortgage Trust
15,395,121	1.38%, 03/15/2047(2)(6)	938,764
1,430,000	2.88%, 12/15/2045	1,453,010
915,000	3.07%, 03/15/2045	932,374
875,000	3.72%, 05/15/2047	914,189
2,430,000	4.00%, 05/15/2047	2,579,960
1,370,000	4.05%, 03/15/2047	1,458,468
395,160	4.10%, 03/15/2047	422,251
830,000	4.90%, 06/15/2044(1)(2)	910,585
515,000	5.00%, 06/15/2044(1)(2)	436,124
810,000	5.00%, 04/15/2045(1)(2)	497,217
935,000	5.59%, 04/15/2045(1)(2)	942,529
590,000	Wheels SPV LLC 1.59%, 05/20/2025(1)	588,045
535,000	World Omni Auto Receivables Trust 2.15%, 08/15/2022	535,202

		339,877,464

	Total Asset & Commercial Mortgage Backed Securities (cost $463,334,465)	459,352,791

Corporate Bonds - 23.2%
	Argentina - 0.1%
1,820,000	Cablevision S.A. 6.50%, 06/15/2021(1)	1,874,600

	Australia - 0.1%
4,000,000	BHP Billiton Finance USA Ltd. 1.63%, 02/24/2017	4,001,232

	Bermuda - 0.0%
	Weatherford International Ltd.
285,000	5.95%, 04/15/2042	222,924
765,000	6.50%, 08/01/2036	648,338
280,000	7.00%, 03/15/2038	242,200

		1,113,462

	British Virgin Islands - 0.1%
2,280,000	Gerdau Trade, Inc. 4.75%, 04/15/2023(1)	2,245,800

	Canada - 0.5%
2,435,000	Bombardier, Inc. 6.13%, 01/15/2023(1)	2,380,213
	MEG Energy Corp.
1,130,000	6.38%, 01/30/2023(1)	1,050,900
2,390,000	6.50%, 01/15/2025(1)	2,413,900
1,370,000	7.00%, 03/31/2024(1)	1,287,800
	Teck Resources Ltd.
490,000	8.00%, 06/01/2021(1)	540,225
1,020,000	8.50%, 06/01/2024(1)	1,187,025
2,900,000	Telesat Canada / Telesat LLC 8.88%, 11/15/2024(1)	3,110,250
560,000	Tervita Escrow Corp. 7.63%, 12/01/2021(1)	581,000
	Valeant Pharmaceuticals International, Inc.
3,390,000	5.88%, 05/15/2023(1)	2,580,637
3,570,000	6.13%, 04/15/2025(1)	2,673,037

		17,804,987

	Cayman Islands - 0.2%
	Noble Holding International Ltd.
1,650,000	6.20%, 08/01/2040	1,287,000
1,385,000	7.75%, 01/15/2024	1,376,344

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 2,950,000	Park Aerospace Holdings Ltd. 5.25%, 08/15/2022(1)(3)	$3,023,750

		5,687,094

	Denmark - 0.3%
10,650,000	Danske Bank A/S 1.53%, 09/06/2019(1)(2)	10,653,419

	France - 0.6%
2,555,000	BNP Paribas S.A. 7.63%, 03/30/2021(1)(2)(7)	2,682,750
4,220,000	Credit Agricole S.A. 8.13%, 12/23/2025(1)(2)(7)	4,486,282
4,775,000	Danone S.A. 2.95%, 11/02/2026(1)	4,546,062
10,550,000	Orange S.A. 1.63%, 11/03/2019	10,380,757

		22,095,851

	Ireland - 0.2%
EUR 1,750,000	Allied Irish Banks plc 7.38%, 12/03/2020(2)(4)(7)	1,924,168
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
2,450,000	6.75%, 05/15/2024(4)	2,879,498
$ 1,636,000	7.25%, 05/15/2024(1)	1,752,565

		6,556,231

	Italy - 0.0%
430,000	Intesa Sanpaolo S.p.A. 7.70%, 09/17/2025(1)(2)(7)	392,375

	Japan - 0.1%
JPY 400,000,000	Toshiba Corp. 1.68%, 12/15/2020	3,213,274

	Luxembourg - 0.4%
	Altice Financing S.A.
EUR 1,185,000	6.50%, 01/15/2022(4)	1,343,679
$ 3,845,000	7.50%, 05/15/2026(1)	4,056,475
825,000	ArcelorMittal 7.25%, 02/25/2022	930,188
EUR 2,790,000	ARD Finance S.A. 6.63%, 09/15/2023(1)(8)	3,042,224
$ 1,975,000	Camelot Finance S.A. 7.88%, 10/15/2024(1)	2,088,562
EUR 1,005,000	Cirsa Funding Luxembourg S.A. 5.75%, 05/15/2021(1)	1,139,728
1,666,000	Codere Finance 2 Luxembourg S.A. 6.75%, 11/01/2021(1)	1,761,830

		14,362,686

	Mexico - 0.2%
	Cemex S.A.B. de C.V.
$ 1,740,000	6.13%, 05/05/2025(1)	1,796,550
200,000	7.75%, 04/16/2026(1)	222,250
3,181,000	Petroleos Mexicanos 5.75%, 03/01/2018	3,295,516

		5,314,316

	Netherlands - 0.6%
	Constellium N.V.
EUR 850,000	7.00%, 01/15/2023(4)	948,424
$ 1,445,000	7.88%, 04/01/2021(1)	1,551,569
905,000	NXP B.V. / NXP Funding LLC 3.75%, 06/01/2018(1)	920,837
	Petrobras Global Finance B.V.
2,265,000	4.38%, 05/20/2023	2,089,462
1,555,000	5.63%, 05/20/2043	1,212,900
1,410,000	7.38%, 01/17/2027	1,463,862

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 13,425,000	Teva Pharmaceutical Finance Netherlands III B.V. 1.40%, 07/20/2018	$13,329,481

		21,516,535

	Spain - 0.2%
	Banco Bilbao Vizcaya Argentaria S.A.
EUR 1,000,000	7.00%, 02/19/2019(2)(4)(7)	1,030,922
1,200,000	8.88%, 04/14/2021(2)(4)(7)	1,399,032
$ 1,600,000	9.00%, 05/09/2018(2)(4)(7)	1,669,491
EUR 1,900,000	Banco Santander S.A. 6.25%, 03/12/2019(2)(4)(7)	1,951,098

		6,050,543

	Sweden - 0.2%
$ 7,820,000	Svenska Handelsbanken AB 1.44%, 09/06/2019(2)	7,825,396

	Switzerland - 0.1%
2,795,000	Credit Suisse Group AG 6.25%, 12/18/2024(2)(4)(7)	2,756,569
875,000	UBS Group AG 6.88%, 03/22/2021(2)(4)(7)	898,107

		3,654,676

	Turkey - 0.1%
2,756,000	Turkiye Is Bankasi 5.50%, 04/21/2022(1)	2,638,870

	United Kingdom - 1.2%
	Anglo American Capital plc
250,000	3.63%, 05/14/2020(1)	251,875
285,000	9.38%, 04/08/2019(1)	323,831
GBP 550,000	Barclays Bank plc 14.00%, 06/15/2019(2)(4)(7)	849,274
$ 1,825,000	Barclays plc 7.88%, 03/15/2022(2)(4)(7)	1,875,187
	BP Capital Markets plc
4,225,000	1.38%, 11/06/2017	4,224,117
6,475,000	1.63%, 09/26/2018(2)	6,498,459
1,640,000	Ensco plc 5.75%, 10/01/2044	1,316,100
2,620,000	HSBC Bank plc 1.50%, 03/31/2017(2)(7)	1,998,798
6,190,000	Imperial Brands Finance plc 2.05%, 02/11/2018(4)	6,196,933
	National Westminster Bank plc
1,270,000	1.04%, 07/11/2017(2)(7)	958,850
EUR 725,000	1.83%, 04/05/2017(2)(7)	712,721
GBP 1,050,000	Nationwide Building Society 6.88%, 06/20/2019(2)(4)(7)	1,332,457
	Royal Bank of Scotland Group plc
$ 1,430,000	7.50%, 08/10/2020(2)(7)	1,387,100
2,000,000	7.64%, 09/30/2017(2)(7)	1,860,000
925,000	8.63%, 08/15/2021(2)(7)	955,062
6,775,000	Tesco plc 5.50%, 11/15/2017(1)	6,937,864
	Tullow Oil plc
545,000	6.00%, 11/01/2020(1)	516,388
1,745,000	6.25%, 04/15/2022(1)	1,614,125
GBP 1,225,000	Virgin Media Secured Finance plc 5.50%, 01/15/2021	1,713,801

		41,522,942

	United States - 18.0%
$ 710,000	ACCO Brands Corp. 5.25%, 12/15/2024(1)	714,509
	AK Steel Corp.
3,455,000	7.63%, 05/15/2020	3,524,100
4,096,000	7.63%, 10/01/2021	4,264,960

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 3,509,000	8.38%, 04/01/2022	$3,640,587
2,815,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/2029	2,935,763
	Alere, Inc.
2,770,000	6.38%, 07/01/2023(1)	2,802,894
1,970,000	6.50%, 06/15/2020	1,965,863
1,050,000	7.25%, 07/01/2018	1,061,813
6,125,000	Ally Financial, Inc. 3.25%, 02/13/2018	6,193,906
	American Builders & Contractors Supply Co., Inc.
220,000	5.63%, 04/15/2021(1)	226,325
680,000	5.75%, 12/15/2023(1)	707,200
9,225,000	American Electric Power Co., Inc. 1.65%, 12/15/2017	9,223,395
	Antero Resources Corp.
380,000	5.38%, 11/01/2021	389,975
980,000	5.63%, 06/01/2023	999,600
	APX Group, Inc.
1,215,000	7.88%, 12/01/2022	1,318,275
550,000	7.88%, 12/01/2022(1)(3)	596,750
800,000	Ashtead Capital, Inc. 6.50%, 07/15/2022(1)	837,000
1,520,000	Avon International Operations, Inc. 7.88%, 08/15/2022(1)	1,619,256
	Bank of America Corp.
8,500,000	2.00%, 01/11/2018	8,528,976
4,700,000	6.88%, 04/25/2018	4,979,415
4,861,000	Beazer Homes USA, Inc. 8.75%, 03/15/2022(1)	5,286,337
2,045,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(1)	2,096,125
15,675,000	BMW US Capital LLC 1.50%, 04/11/2019(1)	15,554,616
	Boyd Gaming Corp.
930,000	6.38%, 04/01/2026(1)	997,425
6,820,000	6.88%, 05/15/2023	7,323,316
5,025,000	California Resources Corp. 8.00%, 12/15/2022(1)	4,472,250
425,000	Callon Petroleum Co. 6.13%, 10/01/2024(1)	449,969
1,060,000	CBS Radio, Inc. 7.25%, 11/01/2024(1)	1,104,382
2,340,000	CEC Entertainment, Inc. 8.00%, 02/15/2022	2,445,300
4,090,000	Celgene Corp. 2.25%, 05/15/2019	4,102,524
3,875,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. 6.38%, 09/15/2020(1)	3,981,562
25,000	Change Healthcare Holdings, Inc. 11.00%, 12/31/2019	25,750
	Chemours Co.
3,430,000	6.63%, 05/15/2023	3,412,850
330,000	7.00%, 05/15/2025	328,845
	CIT Group, Inc.
1,455,000	4.25%, 08/15/2017	1,469,550
3,795,000	5.25%, 03/15/2018	3,922,132
13,650,000	Citigroup, Inc. 1.70%, 04/27/2018	13,629,812
10,280,000	Citizens Bank NA 2.50%, 03/14/2019	10,355,908
1,850,000	Clear Channel Worldwide Holdings, Inc. 7.63%, 03/15/2020	1,854,625
2,040,000	Cloud Crane LLC 10.13%, 08/01/2024(1)	2,244,000

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 1,560,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021	$1,657,500
3,760,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	3,896,300
	Community Health Systems, Inc.
3,735,000	6.88%, 02/01/2022	2,717,212
1,930,000	7.13%, 07/15/2020	1,582,600
1,865,000	Concho Resources, Inc. 5.50%, 04/01/2023	1,934,937
3,425,000	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, 12/15/2024(1)	3,857,406
	Continental Resources, Inc.
1,585,000	3.80%, 06/01/2024	1,479,994
200,000	4.50%, 04/15/2023	197,500
2,070,000	4.90%, 06/01/2044	1,821,600
480,000	5.00%, 09/15/2022	489,600
	CSC Holdings LLC
1,455,000	7.88%, 02/15/2018	1,535,025
1,830,000	10.13%, 01/15/2023(1)	2,121,665
1,695,000	10.88%, 10/15/2025(1)	2,017,050
2,140,000	Denbury Resources, Inc. 9.00%, 05/15/2021(1)	2,337,950
241,000	Diamondback Energy, Inc. 4.75%, 11/01/2024(1)	240,699
8,615,000	DISH DBS Corp. 4.25%, 04/01/2018	8,787,300
2,160,000	Dominion Resources, Inc. 1.90%, 06/15/2018	2,157,924
	Endo Finance LLC
4,045,000	6.00%, 07/15/2023(1)	3,448,362
3,675,000	6.00%, 02/01/2025(1)	2,990,531
1,560,000	Energen Corp. 4.63%, 09/01/2021	1,550,250
575,000	Envision Healthcare Corp. 5.63%, 07/15/2022	592,250
150,000	Exelon Corp. 1.55%, 06/09/2017	149,992
1,960,000	FBM Finance, Inc. 8.25%, 08/15/2021(1)	2,092,300
3,460,000	FelCor Lodging L.P. 6.00%, 06/01/2025	3,641,650
975,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 6.50%, 05/01/2021	982,313
	First Data Corp.
578,000	6.75%, 11/01/2020(1)	597,508
1,340,000	7.00%, 12/01/2023(1)	1,421,070
2,170,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	2,206,076
4,625,000	Ford Motor Credit Co. LLC 4.25%, 02/03/2017	4,625,000
3,650,000	Foresight Energy LLC / Foresight Energy Finance Corp. 10.00%, 08/15/2021(1)(8)	3,723,000
435,000	Fresenius Medical Care U.S. Finance II, Inc. 5.63%, 07/31/2019(1)	463,819
375,000	Gardner Denver, Inc. 6.88%, 08/15/2021(1)	374,063
4,600,000	GATX Corp. 1.25%, 03/04/2017	4,599,899
	General Motors Financial Co., Inc.
7,100,000	2.34%, 05/09/2019(2)	7,172,257
8,500,000	2.40%, 04/10/2018	8,532,546
11,675,000	4.75%, 08/15/2017	11,876,966
	Genworth Holdings, Inc.
190,000	4.80%, 02/15/2024	153,900
935,000	4.90%, 08/15/2023	766,700

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 600,000	7.20%, 02/15/2021	$555,000
340,000	7.63%, 09/24/2021	313,650
255,000	7.70%, 06/15/2020	244,800
	Goldman Sachs Group, Inc.
6,750,000	1.57%, 06/04/2017(2)	6,759,835
1,165,000	2.00%, 04/25/2019	1,161,648
7,050,000	5.95%, 01/18/2018	7,337,358
	Gray Television, Inc.
875,000	5.13%, 10/15/2024(1)	859,688
220,000	5.88%, 07/15/2026(1)	218,625
475,000	H&E Equipment Services, Inc. 7.00%, 09/01/2022	500,536
1,800,000	HCA Holdings, Inc. 6.25%, 02/15/2021	1,930,500
2,530,000	HCA, Inc. 7.50%, 11/15/2095	2,422,475
790,000	Herc Rentals, Inc. 7.75%, 06/01/2024(1)	855,175
	Hertz Corp.
1,550,000	5.50%, 10/15/2024(1)	1,302,000
946,000	7.38%, 01/15/2021(1)	915,255
	Hexion 2 US Finance Corp.
2,375,000	10.38%, 02/01/2022(1)(3)	2,422,500
835,000	13.75%, 02/01/2022(1)(3)	841,263
6,200,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.63%, 10/15/2021	6,392,666
2,698,660	Homer City Generation L.P. 8.73%, 10/01/2026(8)	1,079,464
EUR 2,755,000	IMS Health, Inc. 4.13%, 04/01/2023(1)	3,107,853
$ 585,000	Infor Software Parent LLC 7.13%, 05/01/2021(1)(8)	601,088
1,730,000	Infor US, Inc. 6.50%, 05/15/2022	1,775,413
	International Lease Finance Corp.
1,450,000	3.88%, 04/15/2018	1,471,750
14,195,000	8.75%, 03/15/2017	14,309,554
1,175,000	8.88%, 09/01/2017	1,222,000
2,055,000	inVentiv Group Holdings Inc/inVentiv Health Inc/inVentiv Health Clinical, Inc. 7.50%, 10/01/2024(1)	2,152,612
1,490,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(1)	1,523,525
1,665,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)(3)	1,712,869
10,400,000	JPMorgan Chase Bank NA 1.44%, 09/21/2018(2)	10,420,290
1,500,000	Kaiser Aluminum Corp. 5.88%, 05/15/2024	1,571,250
	Kinder Morgan, Inc.
2,550,000	2.00%, 12/01/2017	2,555,908
5,616,000	7.00%, 06/15/2017	5,725,826
6,155,000	Kraft Heinz Foods Co. 1.60%, 06/30/2017	6,158,988
1,275,000	LafargeHolcim Finance US LLC 4.75%, 09/22/2046(1)	1,256,181
	Laredo Petroleum, Inc.
1,065,000	5.63%, 01/15/2022	1,080,975
2,520,000	6.25%, 03/15/2023	2,636,550
430,000	7.38%, 05/01/2022	447,738
350,000	LifePoint Health, Inc. 5.88%, 12/01/2023	348,250
	Marathon Oil Corp.
465,000	5.90%, 03/15/2018	484,151
11,725,000	6.00%, 10/01/2017	12,038,046
	Matador Resources Co.

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 340,000	6.88%, 04/15/2023(1)	$358,700
1,510,000	6.88%, 04/15/2023	1,593,050
3,075,000	MDC Holdings, Inc. 5.50%, 01/15/2024	3,159,562
1,025,000	MGIC Investment Corp. 5.75%, 08/15/2023	1,071,125
615,000	MGM Growth Properties Operating Partnership L.P. / MGP Escrow Co-Issuer, Inc. 5.63%, 05/01/2024(1)	641,906
1,100,000	Michaels Stores, Inc. 5.88%, 12/15/2020(1)	1,130,250
3,750,000	Molson Coors Brewing Co. 1.45%, 07/15/2019	3,699,131
5,850,000	Morgan Stanley 6.25%, 08/28/2017	6,007,739
2,900,000	National Rural Utilities Cooperative Finance Corp. 10.38%, 11/01/2018	3,325,265
	Nationstar Mortgage LLC / Nationstar Capital Corp.
1,045,000	6.50%, 08/01/2018	1,060,675
4,145,000	6.50%, 07/01/2021	4,222,719
456,000	7.88%, 10/01/2020	474,240
	Navient Corp.
165,000	5.50%, 01/25/2023	155,719
55,000	5.88%, 10/25/2024	50,738
760,000	6.13%, 03/25/2024	719,150
3,750,000	Netflix, Inc. 5.88%, 02/15/2025	4,068,750
	NextEra Energy Capital Holdings, Inc.
2,190,000	1.65%, 09/01/2018	2,184,818
5,190,000	2.30%, 04/01/2019	5,239,378
	Nissan Motor Acceptance Corp.
15,300,000	1.48%, 09/13/2019(1)(2)	15,298,975
9,430,000	1.81%, 04/06/2018(1)(2)	9,478,574
15,775,000	2.00%, 03/08/2019(1)	15,745,737
4,375,000	Noble Energy, Inc. 8.25%, 03/01/2019	4,899,847
	Novelis Corp.
615,000	5.88%, 09/30/2026(1)	624,225
1,700,000	6.25%, 08/15/2024(1)	1,789,250
1,790,000	Omnicom Group, Inc. 4.45%, 08/15/2020	1,904,888
320,000	OneMain Financial Holdings LLC 6.75%, 12/15/2019(1)	332,000
1,430,000	Party City Holdings, Inc. 6.13%, 08/15/2023(1)	1,458,600
445,000	PDC Energy, Inc. 6.13%, 09/15/2024(1)	465,025
1,535,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	1,536,949
1,950,000	Pinnacle Entertainment, Inc. 5.63%, 05/01/2024(1)	1,978,138
3,240,000	Platform Specialty Products Corp. 6.50%, 02/01/2022(1)	3,304,800
1,701,000	PRA Holdings, Inc. 9.50%, 10/01/2023(1)	1,888,110
2,965,000	QEP Resources, Inc. 5.25%, 05/01/2023	2,950,175
975,000	Quad/Graphics, Inc. 7.00%, 05/01/2022	953,063
1,965,000	Radian Group, Inc. 7.00%, 03/15/2021	2,176,237
2,110,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	2,183,850
12,040,000	Reynolds American, Inc. 8.13%, 06/23/2019	13,673,828

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
$ 1,660,000	5.13%, 07/15/2023(1)	$1,697,682
645,000	7.00%, 07/15/2024(1)	687,248
1,850,000	Rice Energy, Inc. 6.25%, 05/01/2022	1,919,375
670,000	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 6.13%, 08/15/2021(1)	688,425
835,000	RP Crown Parent LLC 7.38%, 10/15/2024(1)	876,750
125,000	RSP Permian, Inc. 6.63%, 10/01/2022	132,031
1,915,000	SBA Tower Trust 2.88%, 07/15/2021(1)	1,895,773
1,330,000	Scientific Games International, Inc. 6.63%, 05/15/2021	1,223,600
415,000	Signode Industrial Group U.S., Inc. 6.38%, 05/01/2022(1)	421,225
1,055,000	Sinclair Television Group, Inc. 5.13%, 02/15/2027(1)	993,678
	SM Energy Co.
1,950,000	5.00%, 01/15/2024	1,857,375
20,000	5.63%, 06/01/2025	19,500
265,000	6.13%, 11/15/2022	273,613
125,000	6.50%, 11/15/2021	128,906
245,000	6.75%, 09/15/2026	254,800
5,235,000	Southern Co. 2.45%, 09/01/2018	5,281,215
10,060,000	Southern Power Co. 1.85%, 12/01/2017	10,088,591
	Springleaf Finance Corp.
380,000	5.25%, 12/15/2019	381,900
630,000	7.75%, 10/01/2021	656,775
1,795,000	8.25%, 12/15/2020	1,927,381
7,475,000	Sprint Communications, Inc. 8.38%, 08/15/2017	7,708,594
4,815,000	Sprint Corp. 7.13%, 06/15/2024	5,031,675
460,000	Station Casinos LLC 7.50%, 03/01/2021	478,400
2,850,000	Sterigenics-Nordion Holdings LLC 6.50%, 05/15/2023(1)	2,892,750
105,000	Sterigenics-Nordion Topco LLC (cash) 8.13%, 11/01/2021(1)(8)	105,656
5,440,000	TEGNA, Inc. 6.38%, 10/15/2023	5,752,800
	Tenet Healthcare Corp.
1,975,000	5.00%, 03/01/2019	1,942,906
3,445,000	6.75%, 06/15/2023	3,255,525
925,000	Texas Competitive Electric Holdings Co. LLC 11.50%, 10/01/2020*(1)(9)(10)	—
	Time Warner Cable, Inc.
10,186,000	5.85%, 05/01/2017	10,297,282
4,700,000	6.75%, 07/01/2018	5,003,263
4,680,000	8.25%, 04/01/2019	5,243,388
4,685,000	8.75%, 02/14/2019	5,229,046
6,275,000	TMX Finance LLC 8.50%, 09/15/2018(1)	5,757,312
2,030,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)	2,128,962
975,000	Tribune Media Co. 5.88%, 07/15/2022	984,750
	United States Steel Corp.
224,000	6.88%, 04/01/2021	228,200
1,020,000	7.50%, 03/15/2022	1,053,160
1,940,000	8.38%, 07/01/2021(1)	2,153,400
5,025,000	Ventas Realty L.P. / Ventas Capital Corp. 2.00%, 02/15/2018	5,037,311

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 3,895,000	Verizon Communications, Inc. 2.71%, 09/14/2018(2)	$3,982,949
2,675,000	Viacom, Inc. 6.13%, 10/05/2017	2,751,486
475,000	Vizient, Inc. 10.38%, 03/01/2024(1)	540,313
5,475,000	Walgreens Boots Alliance, Inc. 1.75%, 05/30/2018	5,484,954
14,475,000	Wells Fargo Bank NA 1.65%, 01/22/2018	14,496,003
2,540,000	WMG Acquisition Corp. 4.88%, 11/01/2024(1)	2,522,728
	WPX Energy, Inc.
2,085,000	5.25%, 09/15/2024	2,053,079
2,305,000	6.00%, 01/15/2022	2,397,200
900,000	8.25%, 08/01/2023	1,023,750
	Zayo Group LLC / Zayo Capital, Inc.
1,600,000	6.00%, 04/01/2023	1,672,000
1,280,000	6.38%, 05/15/2025	1,354,406

		612,868,086

	Total Corporate Bonds (cost $783,087,870)	791,392,375

Foreign Government Obligations - 50.4%
	Argentina - 0.1%
	Argentine Republic Government International Bond
960,000	6.88%, 04/22/2021(1)	1,020,960
2,495,000	7.50%, 04/22/2026(1)	2,604,780

		3,625,740

	Australia - 10.9%
	Australia Government Bond
AUD 53,755,000	1.75%, 11/21/2020(4)	40,383,364
139,570,000	2.75%, 10/21/2019(4)	108,360,786
119,820,000	3.25%, 10/21/2018(4)	93,172,746
17,265,000	4.50%, 04/15/2020(4)	14,140,235
53,245,000	5.25%, 03/15/2019(4)	43,276,339
41,565,000	5.75%, 05/15/2021(4)	36,273,912
39,280,000	5.75%, 07/15/2022(4)	35,167,228

		370,774,610

	Brazil - 0.1%
EUR 3,550,000	Banco Nacional de Desenvolvimento Economico e Social 4.13%, 09/15/2017(4)	3,905,036

	Canada - 9.8%
	Canadian Government Bond
CAD 109,465,000	0.75%, 03/01/2021	83,015,900
60,720,000	0.75%, 09/01/2021	45,892,888
90,925,000	1.25%, 02/01/2018	70,313,936
71,070,000	1.25%, 09/01/2018	55,077,133
102,170,000	1.75%, 09/01/2019	80,351,749

		334,651,606

	Denmark - 7.3%
	Denmark Government Bond
DKK 595,240,000	0.25%, 11/15/2018	87,740,232
231,840,000	4.00%, 11/15/2017	34,905,257
768,010,000	4.00%, 11/15/2019	125,295,188

		247,940,677

	Mexico - 2.9%
	Mexican Bonos
MXN 1,470,228,500	5.75%, 03/05/2026	62,738,539
630,960,700	10.00%, 12/05/2024	34,999,552

		97,738,091

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	New Zealand - 3.0%
	New Zealand Government Bond
NZD 36,015,000	2.75%, 04/15/2025(4)	$25,405,497
93,590,000	5.50%, 04/15/2023(4)	78,265,316

		103,670,813

	Norway - 6.2%
	Norway Government Bond
NOK 383,330,000	3.75%, 05/25/2021(1)(4)	51,691,421
319,855,000	4.25%, 05/19/2017(1)(4)	39,186,654
911,105,000	4.50%, 05/22/2019(1)(4)	120,033,600

		210,911,675

	South Korea - 5.3%
	Korea Treasury Bond
KRW 128,232,300,000	2.00%, 03/10/2020	111,190,348
76,271,950,000	3.13%, 03/10/2019	67,614,122

		178,804,470

	Sweden - 4.8%
SEK 1,400,220,000	Sweden Government Bond 3.75%, 08/12/2017	163,947,287

	Total Foreign Government Obligations (cost $1,748,353,367)	1,715,970,005

Senior Floating Rate Interests - 1.6%(11)
	Ireland - 0.0%
$ 1,185,819	Ardagh Holdings USA, Inc. 4.01%, 12/17/2021	1,198,271

	United Kingdom - 0.2%
4,797,975	Camelot Finance L.P. 4.75%, 10/03/2023	4,837,942

	United States - 1.4%
936,338	American Builders & Contractors Supply Co., Inc. 3.53%, 10/31/2023	943,866
1,727,292	Arch Coal, Inc. 0.00%, 10/05/2021(12)	1,741,111
	Asurion LLC
2,093,356	4.03%, 07/08/2020	2,111,233
852,863	4.75%, 11/03/2023	861,212
1,240,000	8.50%, 03/03/2021	1,257,050
1,917,369	B.C. Unlimited LLC 3.75%, 12/10/2021	1,934,625
1,226,881	Berlin Packaging LLC 4.50%, 10/01/2021	1,235,065
56,228	Chrysler Group LLC 3.53%, 05/24/2017	56,246
	Community Health Systems, Inc.
189,224	3.75%, 12/31/2019	179,482
348,169	4.00%, 01/27/2021	328,947
	First Data Corp.
2,355,957	3.78%, 03/24/2021	2,369,575
2,504,980	3.78%, 07/10/2022	2,521,688
EUR 1,301,288	Gardner Denver, Inc. 4.75%, 07/30/2020	1,401,452
$ 1,009,580	Global Payments, Inc. 3.28%, 04/22/2023	1,018,414
3,328,275	Harbor Freight Tools USA, Inc. 3.78%, 08/19/2023	3,341,954
3,512,435	Hostess Brands LLC 4.00%, 08/03/2022	3,544,047
817,560	Hyland Software, Inc. 4.50%, 07/01/2022	820,012
2,796,898	Lands’ End, Inc. 4.25%, 04/04/2021	2,108,162
4,075,000	Level 3 Financing, Inc. 3.51%, 05/31/2022	4,111,512

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

$ 2,883,085	LTS Buyer LLC 4.25%, 04/13/2020	$2,897,501
502,950	Magic Newco LLC 5.00%, 12/12/2018	504,102
5,280,000	Quikrete Holdings, Inc. 4.02%, 11/15/2023	5,342,357
2,273,638	Rexnord LLC 3.77%, 08/21/2023	2,286,439
2,876,362	ServiceMaster Co. 3.28%, 11/08/2023	2,889,536
	Tribune Media Co.
1,047,373	3.78%, 01/27/2024	1,052,348
251,471	3.78%, 12/27/2020	252,665
1,826,875	Univar, Inc. 3.52%, 07/01/2022	1,823,166

		48,933,767

	Total Senior Floating Rate Interests (cost $55,612,827)	54,969,980

U.S. Government Agencies - 0.7%
	United States - 0.7%
	FHLMC - 0.1%
3,690,853	1.73%, 09/25/2041(2)(6)	344,291
11,435,000	2.02%, 02/25/2041(2)(6)	870,271
6,087,872	2.21%, 01/25/2042(2)(6)	768,151

		1,982,713

	SLM Student Loan Trust - 0.6%
3,840,327	2.74%, 07/25/2023(2)	3,915,875
4,045,959	2.54%, 04/25/2023(2)	4,114,447
1,451,724	1.79%, 04/25/2023(2)	1,431,448
3,043,286	1.69%, 01/25/2022(2)	2,993,773
475,000	1.42%, 05/26/2026(2)	463,435
1,250,000	1.18%, 10/25/2028(2)	1,225,650
1,006,355	2.58%, 11/25/2024(2)	1,028,517
2,615,488	2.52%, 04/25/2024(2)	2,640,041
2,482,704	1.13%, 01/26/2026(2)	2,460,250
553,973	1.79%, 01/25/2019(2)	554,601

		20,828,037

		22,810,750

	Total U.S. Government Agencies (cost $22,561,145)	22,810,750

U.S. Government Securities - 8.9%
	United States - 8.9%
	U.S. Treasury Notes - 8.9%
84,400,000	0.63%, 04/30/2018(13)	84,027,458
39,970,000	1.00%, 09/30/2019(13)	39,560,947
45,680,000	1.25%, 01/31/2019	45,706,769
32,355,000	1.38%, 04/30/2021	31,781,216
33,980,000	1.38%, 04/30/2020(14)	33,783,562
34,735,000	1.38%, 01/31/2021(13)	34,232,975
35,595,000	1.50%, 08/15/2026	32,725,153

		301,818,080

		301,818,080

	Total U.S. Government Securities (cost $304,824,419)	301,818,080

Convertible Bonds - 0.5%
	Commercial Services - 0.0%
650,000	Cardtronics, Inc. 1.00%, 12/01/2020	767,000

	Insurance - 0.1%
1,610,000	MGIC Investment Corp. 2.00%, 04/01/2020	2,471,350

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

	Internet - 0.1%
$ 136,000	Zillow Group, Inc. 2.00%, 12/01/2021(1)		$136,765
1,750,000	Priceline Group, Inc. 0.90%, 09/15/2021		1,887,813

			2,024,578

	Media - 0.1%
1,545,000	DISH Network Corp. 3.38%, 08/15/2026(1)		1,804,753
377,000	Liberty Media Corp-Liberty Formula One 1.00%, 01/30/2023(1)		382,891

			2,187,644

	Oil & Gas - 0.0%
1,155,000	Cobalt International Energy, Inc. 2.63%, 12/01/2019		427,350
1,131,000	PDC Energy, Inc. 1.13%, 09/15/2021		1,273,789

			1,701,139

	Semiconductors - 0.1%
2,932,000	Microchip Technology, Inc. 1.63%, 02/15/2025		3,971,027

	Software - 0.1%
	Workday, Inc.
1,074,000	0.75%, 07/15/2018		1,234,429
1,087,000	1.50%, 07/15/2020		1,337,689

			2,572,118

	Total Convertible Bonds (cost $15,516,415)		15,694,856

Convertible Preferred Stocks - 0.0%
	United States - 0.0%
9,500	Mandatory Exchangeable Trust 5.75%(1)		1,173,867

	Total Convertible Preferred Stocks (cost $1,187,509)		1,173,867

	Total Long-Term Investments (cost $3,395,189,751)		3,363,439,487
Short-Term Investments - 2.0%
	Other Investment Pools & Funds - 2.0%
68,187,915	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class		68,187,915

	Total Short-Term Investments (cost $68,187,915)		68,187,915

	Total Investments Excluding Purchased Options (cost $3,463,377,666)	100.8%	$3,431,627,402
	Total Purchased Options (cost $5,721,759)	0.1%	$3,700,424

	Total Investments (cost $3,469,099,425)^	100.9%	$3,435,327,826
	Other Assets and Liabilities	(0.9)%	(29,588,280)

	Total Net Assets	100.0%	$3,405,739,546

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized depreciation consisted of:

Unrealized Appreciation	$41,768,023
Unrealized Depreciation	(75,539,622)

Net Unrealized Depreciation	$(33,771,599)

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $705,830,984, which represents 20.7% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2017.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $14,586,756 at January 31, 2017.
(4)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2017, the aggregate value of these securities was $716,974,203, which represents 21.1% of total net assets.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Securities disclosed are interest-only strips.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2017, the aggregate fair value of this security was $0, which represents 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(10)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
10/2016	$925,000	Texas Competitive Electric Holdings Co. LLC	$—

At January 31, 2017, the aggregate value of these securities was $0, which represents 0.0% of total net assets.

(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of January 31, 2017.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(14)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

OTC Option Contracts Outstanding at January 31, 2017

Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/CAD Put	MSC	1.42 CAD per USD	02/10/17	USD	1,046,000	$271	$104,077	$(103,806)
USD Call/CNH Put	SCB	7.50 CNH per USD	06/09/17	USD	326,000	18,786	54,116	(35,330)
USD Call/CNH Put	JPM	8.00 CNH per USD	12/07/17	USD	575,000	37,668	64,975	(27,307)
USD Call/CNH Put	JPM	8.00 CNH per USD	12/07/17	USD	575,000	37,668	64,688	(27,020)
USD Call/CNH Put	SCB	8.00 CNH per USD	12/11/17	USD	774,000	51,444	103,716	(52,272)
USD Call/CNY Put	JPM	7.00 CNY per USD	02/13/17	USD	6,892,000	2,977	84,496	(81,519)

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

USD Call/JPY Put	DEUT	117.00 JPY per USD	02/24/17	USD	2,897,000	$5,203	76,539	(71,336)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/11/21	USD	4,151,000	194,553	198,376	(3,823)
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	USD	4,151,000	194,582	198,002	(3,420)
USD Call/JPY Put	BOA	115.00 JPY per USD	03/12/21	USD	5,530,000	259,224	243,320	15,904
USD Call/JPY Put	GSC	115.00 JPY per USD	03/12/21	USD	5,531,000	259,271	216,981	42,290
USD Call/KRW Put	DEUT	1,490.00 KRW per USD	02/17/17	USD	567,000	2	122,472	(122,470)
USD Call/KRW Put	JPM	1,250.00 KRW per USD	09/11/17	USD	4,910,000	61,189	101,048	(39,859)
USD Call/SGD Put	JPM	1.52 SGD per USD	06/09/17	USD	379,000	18,128	51,544	(33,416)
USD Call/SGD Put	JPM	1.50 SGD per USD	02/13/17	USD	576,000	372	46,368	(45,996)
USD Call/SGD Put	JPM	1.50 SGD per USD	12/11/17	USD	3,788,000	31,846	52,653	(20,807)

Total Calls					42,668,000	$1,173,184	$1,783,371	$(610,187)

Puts
AUD Put/USD Call	BCLY	0.69 USD per AUD	02/24/17	AUD	34,260,000	$701	$137,112	$(136,411)
AUD Put/USD Call	BCLY	0.69 USD per AUD	02/24/17	AUD	34,260,000	702	127,690	(126,988)
EUR Put/SEK Call	CBK	9.30 SEK per EUR	02/02/17	EUR	15,960,000	—	111,117	(111,117)
EUR Put/SEK Call	GSC	9.30 SEK per EUR	02/02/17	EUR	15,985,000	—	159,135	(159,135)
EUR Put/SEK Call	CBK	9.35 SEK per EUR	03/16/17	EUR	4,790,000	19,396	48,248	(28,852)
EUR Put/SEK Call	GSC	9.50 SEK per EUR	03/16/17	EUR	44,460,000	557,169	863,342	(306,173)
EUR Put/USD Call	MSC	1.02 USD per EUR	03/29/17	EUR	71,080,000	121,311	1,069,586	(948,275)
Eurodollars 1 Year Mid Curve Options	GSC	98.38 EUR per USD	02/10/17	USD	1,293	153,544	186,494	(32,950)
GBP Put/USD Call	GSC	1.15 USD per GBP	12/05/17	GBP	327,000	55,194	58,012	(2,818)
GBP Put/USD Call	GSC	1.15 USD per GBP	12/05/17	GBP	328,000	55,363	59,062	(3,699)

Total Puts					221,451,293	$963,380	$2,819,798	$(1,856,418)

Total purchased option contracts					264,119,293	$2,136,564	$4,603,169	$(2,466,605)

Written option contracts:
Calls
EUR Call/SEK Put	GSC	9.86 SEK per EUR	02/02/17	EUR	(15,985,000)	$1	$(159,134)	$159,135
EUR Call/SEK Put	CBK	9.82 SEK per EUR	02/02/17	EUR	(15,960,000)	—	(111,117)	111,117
EUR Call/SEK Put	GSC	9.75 SEK per EUR	03/16/17	EUR	(44,460,000)	(47,947)	(455,417)	407,470
USD Call/CNY Put	JPM	7.20 CNY per USD	02/13/17	USD	(6,892,000)	(337)	(31,427)	31,090
USD Call/JPY Put	GSC	140.00 JPY per USD	03/11/21	USD	(4,151,000)	(75,370)	(82,771)	7,401
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	USD	(5,531,000)	(100,504)	(90,598)	(9,906)
USD Call/JPY Put	BOA	140.00 JPY per USD	03/12/21	USD	(5,530,000)	(100,486)	(106,287)	5,801
USD Call/JPY Put	GSC	140.00 JPY per USD	03/12/21	USD	(4,151,000)	(75,428)	(83,850)	8,422

Total Calls					(102,660,000)	$(400,071)	$(1,120,601)	$720,530

Written option contracts:
Puts
EUR Put/SEK Call	GSC	9.35 SEK per EUR	03/16/17	EUR	(44,460,000)	$(180,028)	$(492,910)	$312,882
Eurodollars 1 Year Mid Curve Options	GSC	98.13 EUR per USD	02/10/17	USD	(1,293)	(8,081)	(48,487)	40,406

Total Puts					(44,461,293)	$(188,109)	$(541,397)	$353,288

Total written option contracts					(147,121,293)	$(588,180)	$(1,661,998)	$1,073,818

		OTC Swaption Contracts Outstanding at January 31, 2017
Description	Counter- party	Exercise Price/FX Rate/ Rate	Expiration Date		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:

Puts
Interest Rate Swaption EUR	GSC	80.00%	03/15/17	EUR	73,315,000	$109,303	$123,060	$(13,757)
Interest Rate Swaption EUR	GSC	80.00%	03/15/17	EUR	74,065,000	110,422	108,803	1,619
Interest Rate Swaption EUR	GSC	80.00%	03/15/17	EUR	74,065,000	110,422	123,576	(13,154)
Interest Rate Swaption USD	GSC	105.00%	02/15/17	USD	33,215,000	41,014	136,182	(95,168)
Interest Rate Swaption USD	GSC	105.00%	03/15/17	USD	15,155,000	71,715	123,513	(51,798)
Interest Rate Swaption USD	JPM	1.85%	09/11/17	USD	13,350,000	809,711	255,652	554,059
Interest Rate Swaption USD	JPM	0.93%	11/21/18	JPY	1,100,450,000	311,273	247,804	63,469

Total Puts					1,383,615,000	$1,563,860	$1,118,590	$445,270

Total purchased swaption contracts					1,383,615,000	$1,563,860	$1,118,590	$445,270

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Futures Contracts Outstanding at January 31, 2017
Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 3-Year Bond Future	4,195	03/15/2017	$ 355,287,887	$ 355,715,918	$428,031
Canadian Government 10-Year Bond Future	265	03/22/2017	28,039,066	27,989,702	(49,364)
Euro-Bund Future	104	03/08/2017	18,204,383	18,202,007	(2,376)
U.S. Ultra Bond Future	270	03/22/2017	43,355,170	43,385,625	30,455

Total					$406,746

Short position contracts:
30 Day Federal Fund Future	382	04/28/2017	$ 158,032,395	$ 158,049,226	$(16,831)
Australian 10-Year Bond Future	1,295	03/15/2017	125,349,634	126,003,456	(653,822)
Euro BUXL 30-Year Bond Future	206	03/08/2017	37,512,581	37,181,426	331,155
Euro-BOBL Future	426	03/08/2017	61,130,127	61,134,706	(4,579)
Euro-BTP Future	588	03/08/2017	84,727,590	83,094,580	1,633,010
Euro-OAT Future	256	03/08/2017	41,566,299	40,864,161	702,138
Long Gilt Future	523	03/29/2017	81,222,948	81,498,240	(275,292)
U.S. 10-Year Ultra Future	313	03/22/2017	41,852,071	41,990,906	(138,835)
U.S. Treasury 10-Year Note Future	399	03/22/2017	49,409,242	49,663,031	(253,789)
U.S. Treasury 2-Year Note Future	7	03/31/2017	1,517,240	1,517,578	(338)
U.S. Treasury 5-Year Note Future	2,627	03/31/2017	309,300,233	309,637,103	(336,870)
U.S. Treasury Long Bond Future	40	03/22/2017	6,091,562	6,033,750	57,812

Total					$1,043,759

Total futures contracts					$1,450,505

OTC Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/ Receive Fixed Rate/ Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CMBX.NA.A.7	JPM	USD	1,645,000	(2.00%)	01/17/47	$63,962	$—	$27,629	$(36,333)
CMBX.NA.AS.7	CSI	USD	9,350,000	(1.00%)	01/17/47	171,062	—	(12,737)	(183,799)
CMBX.NA.BBB.7	CSI	USD	4,430,000	(3.00%)	01/17/47	431,683	—	230,510	(201,173)
CMBX.NA.BBB.7	CSI	USD	5,165,000	(3.00%)	01/17/47	503,306	—	268,756	(234,550)
CMBX.NA.BBB.7	MSC	USD	4,800,000	(3.00%)	01/17/47	467,780	—	249,762	(218,018)
ITRAXX.SEN.FIN.26	MSC	EUR	25,500,000	(1.00%)	12/20/21	—	(17,638)	(158,282)	(140,644)

Total						$1,637,793	$(17,638)	$605,638	$(1,014,517)

Sell protection:
CMBX.NA.BB.6	MSC	USD	3,210,000	5.00%	05/11/63	$—	$(592,985)	$(429,422)	$163,563
CMBX.NA.BB.6	JPM	USD	3,220,000	5.00%	05/11/63	—	(555,252)	(430,759)	124,493
CMBX.NA.BB.8	MSC	USD	3,710,000	5.00%	10/17/57	—	(1,074,051)	(810,977)	263,074
CMBX.NA.BB.8	CSI	USD	3,810,000	5.00%	10/17/57	—	(1,033,564)	(832,837)	200,727

Total						$—	$(3,255,852)	$(2,503,995)	$751,857

Total traded indices						$1,637,793	$(3,273,490)	$(1,898,357)	$(262,660)

Credit default swaps on single-name issues:
Buy protection:
Accor S.A.	BNP	EUR	2,265,000	(1.00%)/0.85%	12/20/21	$—	$(19,688)	$(20,644)	$(956)
Alcoa, Inc.	GSC	USD	3,760,000	(1.00%)/1.98%	12/20/21	251,353	—	161,223	(90,130)

The Hartford World Bond Fund

Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Arconic, Inc.	GSC	USD	6,335,000	(1.00%)/1.98%	12/20/21	498,490	—	$271,638	(226,852)
Avis Budget Group, Inc.	BOA	USD	2,500,000	(5.00%)/0.99%	06/20/18	—	(119,121)	(152,479)	(33,358)
Aviva plc	GSC	EUR	5,930,000	(1.00%)/0.87%	12/20/21	—	(40,666)	(46,273)	(5,607)
Best Buy Co., Inc.	JPM	USD	1,840,000	(5.00%)/1.83%	12/20/21	—	(289,440)	(276,415)	13,025
Best Buy Co., Inc.	BCLY	USD	1,745,000	(5.00%)/1.83%	12/20/21	—	(266,665)	(261,174)	5,491
BHP Billiton plc	BCLY	USD	2,050,000	(1.00%)/0.90%	12/20/21	18,763	—	(12,248)	(31,011)
Boparan Finance plc	CBK	EUR	4,380,000	(5.00%)/4.89%	12/20/21	14,983	—	(49,912)	(64,895)
CalAtlantic Group, Inc.	BCLY	USD	4,740,000	(5.00%)/1.96%	12/20/21	—	(577,023)	(679,663)	(102,640)
CenturyLink, Inc.	GSC	USD	1,980,000	(1.00%)/2.71%	12/20/21	208,921	—	148,056	(60,865)
Citigroup, Inc.	GSC	USD	13,805,000	(1.00%)/0.72%	12/20/21	—	(173,093)	(197,225)	(24,132)
Cox Communications, Inc.	BNP	USD	4,290,000	(1.00%)/1.15%	12/20/21	15,741	—	24,322	8,581
Dell Inc.	JPM	USD	7,130,000	(1.00%)/2.65%	12/20/21	747,045	—	514,315	(232,730)
Gap, Inc.	MSC	USD	1,825,000	(1.00%)/3.21%	12/20/21	171,041	—	175,364	4,323
Gap, Inc.	GSC	USD	2,120,000	(1.00%)/3.21%	12/20/21	235,387	—	203,710	(31,677)
Glencore International AG	CSI	EUR	4,300,000	(5.00%)/1.69%	12/20/21	—	(636,714)	(754,425)	(117,711)
Istar, Inc.	GSC	USD	2,900,000	(5.00%)/2.76%	12/20/21	—	(34,340)	(301,489)	(267,149)
Jaguar Land Rover Automotive PLC	CBK	EUR	2,810,000	(5.00%)/1.86%	12/20/21	—	(429,487)	(464,456)	(34,969)
Jaguar Land Rover Automotive PLC	BCLY	EUR	2,810,000	(5.00%)/1.86%	12/20/21	—	(428,707)	(464,490)	(35,783)
Jaguar Land Rover Automotive PLC	CBK	EUR	6,330,000	(5.00%)/1.86%	12/20/21	—	(993,021)	(1,046,345)	(53,324)
Kohl’s Corp.	MSC	USD	1,850,000	(1.00%)/2.46%	12/20/21	55,531	—	118,659	63,128
Kohl’s Corp.	CBK	USD	2,030,000	(1.00%)/2.46%	12/20/21	99,883	—	130,204	30,321
Macy’s, Inc.	CBK	USD	5,200,000	(1.00%)/2.29%	12/20/21	273,209	—	296,656	23,447
MDC Holdings, Inc.	JPM	USD	3,075,000	(1.00%)/1.00%	03/20/20	68,188	—	(3,864)	(72,052)
Next plc	GSC	EUR	10,375,000	(1.00%)/1.23%	12/20/21	114,270	—	111,984	(2,286)
Nordstrom, Inc.	GSC	USD	1,750,000	(1.00%)/1.69%	12/20/21	38,907	—	52,825	13,918
Nordstrom, Inc.	CSI	USD	2,030,000	(1.00%)/1.69%	12/20/21	52,036	—	61,277	9,241
Societe Generale S.A.	BCLY	EUR	6,535,000	(1.00%)/0.77%	12/20/20	—	(81,874)	(71,219)	10,655
Societe Generale S.A.	BCLY	EUR	2,915,000	(1.00%)/0.77%	12/20/20	—	(38,907)	(31,768)	7,139
Target Corp.	CSI	USD	1,860,000	(1.00%)/0.62%	12/20/21	—	(45,585)	(35,430)	10,155
Teck Resources Ltd.	GSC	USD	1,405,000	(5.00%)/2.04%	12/20/21	—	(135,283)	(196,749)	(61,466)
Teck Resources Ltd.	GSC	USD	1,410,000	(5.00%)/2.04%	12/20/21	—	(135,667)	(197,450)	(61,783)
Tenet Healthcare Corp.	MSC	USD	3,275,000	(5.00%)/1.01%	12/20/17	—	(87,887)	(134,625)	(46,738)
Vale S.A.	BNP	USD	2,290,000	(1.00%)/2.95%	12/20/21	305,622	—	194,096	(111,526)
Windstream Corp.	BCLY	USD	3,760,000	(5.00%)/5.20%	12/20/21	118,543	—	9,208	(109,335)

Total						$3,287,913	$(4,533,168)	$(2,924,806)	$(1,679,551)

Credit default swaps on single-name issues:
Sell protection:
Avis Budget Group, Inc.	GSC	USD	1,250,000	5.00%/3.88%	12/20/21	$83,098	$—	$67,222	$(15,876)
BNP Paribas S.A.	BCLY	EUR	2,970,000	1.00%/0.77%	12/20/20	42,153	—	31,955	(10,198)
BNP Paribas S.A.	BCLY	EUR	6,530,000	1.00%/0.77%	12/20/20	81,811	—	70,258	(11,553)
CalAtlantic Group, Inc.	JPM	USD	4,230,000	5.00%/1.96%	12/20/21	521,683	—	606,534	84,851
Genworth Holding, Inc.	GSC	USD	700,000	5.00%/7.33%	12/20/21	—	(38,392)	(56,623)	(18,231)
Genworth Holding, Inc.	GSC	USD	670,000	5.00%/7.33%	12/20/21	—	(33,406)	(54,196)	(20,790)
Genworth Holding, Inc.	GSC	USD	670,000	5.00%/7.33%	12/20/21	—	(33,369)	(54,196)	(20,827)
Liberty Interactive LLC	GSC	USD	1,425,000	5.00%/1.41%	03/20/20	103,644	—	163,386	59,742
Liberty Interactive LLC	BCLY	USD	850,000	5.00%/1.41%	03/20/20	53,258	—	97,459	44,201
Telecom Italia S.p.A.	CSI	EUR	5,400,000	1.00%/2.30%	12/20/21	—	(358,419)	(344,290)	14,129
Telecom Italia S.p.A.	CSI	EUR	3,770,000	1.00%/2.30%	12/20/21	—	(250,230)	(240,366)	9,864

Total						$885,647	$(713,816)	$287,143	$115,312

Total single-name issues						$4,173,560	$(5,246,984)	$(2,637,663)	$(1,564,239)

Total OTC contracts						$5,811,353	$(8,520,474)	$(4,536,020)	$(1,826,899)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on January 31, 2017. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Credit spreads are unaudited.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2017

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Cost Basis	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.27	USD	43,745,000	(5.00%)	12/20/21	$(2,503,357)	$(2,895,628)	$(392,271)
ITRAXX.XOV.26	EUR	6,625,000	(5.00%)	02/14/17	(632,150)	(649,204)	(17,054)

Total					$(3,135,507)	$(3,544,832)	$(409,325)

Credit default swaps on indices:
Sell protection:
ITRAXX.EUR.26	EUR	24,626,250	1.00%	12/20/21	$227,942	$367,730	$139,788

Total					$(2,907,565)	$(3,177,102)	$(269,537)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2017

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
BOA	0.95% Fixed	3M CAD CDOR	CAD	15,290,000	03/15/22	$—	$—	$314,889	$314,889
BOA	3M CAD CDOR	1.50% Fixed	CAD	92,793,000	12/19/20	8,590	—	(134,739)	(143,329)
	3M NZD Bank
CBK	Bill	2.52% Fixed	NZD	96,565,000	03/21/19	2,798	—	(203,461)	(206,259)
	3M NZD Bank
CBK	Bill	3.01% Fixed	NZD	40,165,000	12/19/20	—	(7,789)	(192,910)	(185,121)
	3M NZD Bank
CBK	Bill	3.01% Fixed	NZD	57,325,000	12/19/20	—	(11,082)	(275,422)	(264,340)
	3M SEK
CBK	STIBOR	0.09% Fixed	SEK	202,320,000	03/15/22	—	—	(438,771)	(438,771)
	3M SEK
CBK	STIBOR	0.38% Fixed	SEK	149,845,000	03/20/22	—	—	(286,471)	(286,471)
	3M SEK
CBK	STIBOR	0.78% Fixed	SEK	45,745,000	03/15/27	—	—	(261,886)	(261,886)
	6M NOK
CBK	NIBOR	1.19% Fixed	NOK	445,750,000	12/20/18	—	—	(72,016)	(72,016)
	3M NZD Bank
DEUT	Bill	2.52% Fixed	NZD	96,565,000	03/21/19	—	—	(203,461)	(203,461)
	3M NZD Bank
DEUT	Bill	3.01% Fixed	NZD	67,200,000	12/19/20	—	(8,320)	(322,758)	(314,438)
	3M NZD Bank
DEUT	Bill	2.35% Fixed	NZD	53,603,000	03/15/22	—	—	(1,409,101)	(1,409,101)
	3M NZD Bank
DEUT	Bill	2.31% Fixed	NZD	26,605,000	03/20/22	—	—	(659,879)	(659,879)
	3M NZD Bank
DEUT	Bill	2.73% Fixed	NZD	8,588,000	03/15/27	—	—	(467,712)	(467,712)
DEUT	1.01% Fixed	6M NOK NIBOR	NOK	101,015,000	03/15/22	—	—	379,924	379,924
GSC	2.24% Fixed	3M HKD HIBOR	HKD	33,115,000	06/16/26	11,135	—	125,454	114,319
GSC	2.24% Fixed	3M HKD HIBOR	HKD	33,115,000	06/16/26	24,049	—	125,454	101,405

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

GSC	2.35% Fixed	3M HKD HIBOR	HKD	46,335,000	06/16/26	—	—	$146,422	146,422
GSC	2.36% Fixed	3M HKD HIBOR	HKD	46,340,000	06/16/26	—	—	145,172	145,172
	3M NZD Bank
GSC	Bill	3.01% Fixed	NZD	33,600,000	12/19/20	—	(2,105)	(161,379)	(159,274)
JPM	1M MXN TIIE	7.13% Fixed	MXN	313,520,000	03/03/27	—	—	(789,978)	(789,978)
JPM	2.24% Fixed	3M HKD HIBOR	HKD	26,400,000	06/16/26	8,345	—	100,014	91,669
JPM	2.37% Fixed	3M HKD HIBOR	HKD	46,335,000	06/16/26	—	—	140,726	140,726
JPM	2.20% Fixed	3M NZD Bank Bill	NZD	35,360,000	03/15/22	—	—	1,110,611	1,110,611
	3M NZD Bank
JPM	Bill	3.01% Fixed	NZD	97,300,000	12/19/20	—	(18,751)	(467,327)	(448,576)
	3M NZD Bank
JPM	Bill	2.85% Fixed	NZD	18,645,000	03/15/22	—	—	(169,865)	(169,865)
JPM	3.31% Fixed	6M AUD BBR	AUD	18,450,000	03/16/27	—	—	(733,571)	(733,571)
	6M NOK
JPM	NIBOR	1.19% Fixed	NOK	471,657,000	12/20/18	3,516	—	(76,201)	(79,717)
MSC	1M MXN TIIE	7.41% Fixed	MXN	313,525,000	03/03/27	—	—	(497,933)	(497,933)
MSC	2.36% Fixed	3M HKD HIBOR	HKD	46,340,000	06/16/26	—	—	143,906	143,906
MSC	1.36% Fixed	6M NOK NIBOR	NOK	46,735,000	03/15/27	—	—	369,561	369,561
UBS	6M AUD BBR	1.96% Fixed	AUD	16,185,000	03/15/22	—	—	(342,794)	(342,794)

Total						$58,433	$(48,047)	$(5,065,502)	$(5,075,888)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2017

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
3M CAD CDOR	1.73% Fixed	CAD	23,802,000	03/20/22	$—	$—	$(23,808)	$(23,808)
3M CAD CDOR	1.93% Fixed	CAD	7,690,000	03/15/27	—	—	(42,490)	(42,490)
3M NZD Bank Bill	3.01% Fixed	NZD	211,206,000	12/19/20	—	(460,836)	(1,014,754)	(553,918)
4.02% Fixed	3M NZD Bank Bill	NZD	21,025,000	03/16/27	—	—	110,309	110,309
3M SEK STIBOR	0.14% Fixed	SEK	1,194,989,000	03/21/19	52,965	—	158,679	105,714
3M SEK STIBOR	2.08% Fixed	SEK	244,187,000	03/16/27	12,717	—	(167,705)	(180,422)
2.64% Fixed	3M USD LIBOR	USD	13,600,000	03/16/27	—	—	81,309	81,309
3M USD LIBOR	1.91% Fixed	USD	787,996,000	03/21/19	379,645	—	868,316	488,671
3M USD LIBOR	1.91% Fixed	USD	12,725,000	03/15/22	—	—	(58,404)	(58,404)
3M USD LIBOR	1.17% Fixed	USD	12,075,000	03/15/22	—	—	(485,587)	(485,587)
3M USD LIBOR	1.29% Fixed	USD	17,910,000	03/20/22	—	—	(530,150)	(530,150)
3M USD LIBOR	1.88% Fixed	USD	36,868,503	06/16/26	19,925	—	(1,377,236)	(1,397,161)
7.46% Fixed	3M ZAR JIBAR	ZAR	1,657,255,000	03/21/19	—	—	(342,318)	(342,318)
7.50% Fixed	3M ZAR JIBAR	ZAR	1,657,255,000	03/21/19	—	—	37,651	37,651
6M AUD BBR	2.65% Fixed	AUD	17,764,000	03/15/22	—	—	63,440	63,440
6M AUD BBR	3.03% Fixed	AUD	8,085,000	03/15/27	—	—	23,632	23,632
0.09% Fixed	6M EUR EURIBOR	EUR	16,365,000	03/20/22	—	—	186,280	186,280
0.23% Fixed	6M EUR EURIBOR	EUR	11,325,000	03/15/22	—	—	867,488	867,488
6M EUR EURIBOR	0.08% Fixed	EUR	59,350,000	10/08/21	—	(205,257)	(228,476)	(23,219)
6M EUR EURIBOR	0.38% Fixed	EUR	4,810,000	03/15/27	—	—	(238,589)	(238,589)
0.88% Fixed	6M GBP LIBOR	GBP	4,155,000	03/15/27	—	—	287,318	287,318
1.04% Fixed	6M GBP LIBOR	GBP	9,775,000	03/15/22	—	—	391,686	391,686
1.28% Fixed	6M GBP LIBOR	GBP	14,450,000	03/20/22	—	—	51	51
1.84% Fixed	6M GBP LIBOR	GBP	10,050,000	03/16/27	—	—	20,547	20,547
6M GBP LIBOR	0.95% Fixed	GBP	108,209,000	03/20/20	—	(106,283)	(184,508)	(78,225)
6M GBP LIBOR	1.19% Fixed	GBP	51,645,000	03/20/21	633	—	4,054	3,421
0.50% Fixed	6M JPY LIBOR	JPY	3,048,045,000	06/21/37	652,489	—	1,117,972	465,483
6M JPY LIBOR	0.00% Fixed	JPY	1,823,130,000	03/20/22	—	—	142,033	142,033
6M JPY LIBOR	0.00% Fixed	JPY	550,320,000	03/15/27	—	—	138,917	138,917
1.77% Fixed	6M NOK NIBOR	NOK	154,738,000	03/20/22	—	—	62,995	62,995
2.53% Fixed	6M PLN WIBOR	PLN	590,854,000	03/15/22	234,294	—	444,169	209,875

Total					$1,352,668	$(772,376)	$312,821	$(267,471)

Foreign Currency Contracts Outstanding at January 31, 2017

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

AUD	Buy	02/03/17	NAB	$94,884,374	$95,198,778	$314,404
AUD	Buy	02/03/17	BCLY	94,894,930	95,201,811	306,881

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

AUD	Buy	02/03/17	MSC	94,970,253	$ 95,201,811	$231,558
AUD	Buy	02/03/17	BNP	94,987,201	95,201,811	214,610
AUD	Buy	02/03/17	BCLY	14,895,137	15,003,846	108,709
AUD	Buy	02/03/17	GSC	2,080,693	2,176,449	95,756
AUD	Buy	02/03/17	CBK	2,044,146	2,134,740	90,594
AUD	Buy	02/03/17	CBK	13,229,112	13,300,605	71,493
AUD	Buy	02/03/17	BCLY	3,922,977	3,947,183	24,206
AUD	Buy	02/03/17	JPM	2,641,012	2,661,789	20,777
AUD	Buy	02/03/17	BCLY	1,580,960	1,588,731	7,771
AUD	Sell	02/03/17	MSC	2,026,758	2,024,780	1,978
AUD	Sell	02/03/17	NAB	1,807,244	1,808,651	(1,407)
AUD	Sell	02/03/17	BMO	2,033,592	2,036,155	(2,563)
AUD	Sell	02/03/17	BCLY	1,792,360	1,797,277	(4,917)
AUD	Sell	02/03/17	TDB	1,562,782	1,569,773	(6,991)
AUD	Sell	02/03/17	NAB	1,396,932	1,414,313	(17,381)
AUD	Sell	02/03/17	BNP	3,222,739	3,241,923	(19,184)
AUD	Sell	02/03/17	SSG	2,015,658	2,051,322	(35,664)
AUD	Sell	02/03/17	BCLY	2,688,241	2,828,625	(140,384)
AUD	Sell	02/03/17	CBK	12,212,375	12,765,213	(552,838)
AUD	Sell	02/03/17	BOA	123,197,280	128,726,705	(5,529,425)
AUD	Sell	02/03/17	CBK	123,151,062	128,725,947	(5,574,885)
AUD	Sell	02/03/17	WEST	126,932,714	132,626,872	(5,694,158)
AUD	Sell	03/06/17	CSFB	1,134,755	1,140,453	(5,698)
AUD	Sell	03/06/17	SCB	3,841,540	3,853,292	(11,752)
AUD	Sell	03/06/17	BNP	94,919,410	95,130,461	(211,051)
AUD	Sell	03/06/17	MSC	94,899,952	95,130,462	(230,510)
AUD	Sell	03/06/17	BCLY	94,823,624	95,130,462	(306,838)
AUD	Sell	03/06/17	NAB	94,814,702	95,127,430	(312,728)
BRL	Buy	02/02/17	MSC	5,323,980	5,584,725	260,745
BRL	Buy	02/02/17	SSG	5,243,531	5,463,249	219,718
BRL	Buy	02/02/17	GSC	5,429,165	5,384,591	(44,574)
BRL	Buy	02/02/17	BCLY	5,509,434	5,464,201	(45,233)
BRL	Buy	03/02/17	MSC	197,833	197,768	(65)
BRL	Sell	02/02/17	MSC	5,430,125	5,385,543	44,582
BRL	Sell	02/02/17	MSC	199,299	199,183	116
BRL	Sell	02/02/17	GSC	5,375,871	5,384,591	(8,720)
BRL	Sell	02/02/17	BCLY	5,322,212	5,464,201	(141,989)
BRL	Sell	03/02/17	SSG	198,201	197,767	434
CAD	Buy	02/03/17	BMO	343,394,172	344,127,819	733,647
CAD	Buy	02/03/17	MSC	18,572,063	18,975,270	403,207
CAD	Buy	02/03/17	CBK	15,936,071	16,167,136	231,065
CAD	Buy	02/03/17	SSG	4,041,433	4,176,849	135,416
CAD	Buy	02/03/17	UBS	9,221,086	9,282,058	60,972
CAD	Buy	02/03/17	CBK	5,670,198	5,729,239	59,041
CAD	Buy	02/03/17	SCB	3,407,581	3,458,293	50,712
CAD	Buy	02/03/17	SSG	3,437,400	3,477,506	40,106
CAD	Buy	02/03/17	TDB	1,330,366	1,356,420	26,054
CAD	Buy	02/03/17	GSC	3,590,479	3,615,837	25,358
CAD	Buy	02/03/17	CBK	2,568,487	2,586,035	17,548
CAD	Buy	02/03/17	BCLY	2,726,359	2,732,052	5,693
CAD	Buy	03/06/17	BCLY	7,043,150	7,101,751	58,601
CAD	Buy	03/06/17	BMO	14,982,299	15,014,537	32,238
CAD	Sell	02/03/17	SSG	1,482,319	1,490,908	(8,589)
CAD	Sell	02/03/17	TDB	3,692,916	3,715,743	(22,827)
CAD	Sell	02/03/17	BMO	14,977,761	15,009,760	(31,999)
CAD	Sell	02/03/17	JPM	4,950,325	4,987,627	(37,302)
CAD	Sell	02/03/17	MSC	2,030,980	2,074,976	(43,996)
CAD	Sell	02/03/17	CBK	2,045,905	2,094,189	(48,284)
CAD	Sell	02/03/17	GSC	3,656,135	3,738,799	(82,664)
CAD	Sell	02/03/17	JPM	7,361,620	7,477,598	(115,978)
CAD	Sell	02/03/17	BCLY	5,323,266	5,517,898	(194,632)
CAD	Sell	02/03/17	GSC	15,931,762	16,167,135	(235,373)
CAD	Sell	02/03/17	MSC	345,900,246	353,409,877	(7,509,631)
CAD	Sell	02/28/17	BMO	1,371,039	1,380,582	(9,543)
CAD	Sell	03/06/17	SSG	1,930,535	1,929,573	962
CAD	Sell	03/06/17	BMO	343,498,222	344,237,342	(739,120)

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

CHF	Buy	02/03/17	BCLY	15,604,415	$ 16,161,100	$556,685
CHF	Buy	02/03/17	HSBC	10,565,630	10,865,030	299,400
CHF	Buy	02/03/17	SSG	6,617,751	6,794,939	177,188
CHF	Buy	02/03/17	JPM	6,620,638	6,793,928	173,290
CHF	Buy	03/06/17	GSC	27,084,617	27,152,840	68,223
CHF	Sell	02/03/17	GSC	27,043,106	27,106,986	(63,880)
CHF	Sell	02/03/17	HSBC	13,354,156	13,508,011	(153,855)
DKK	Buy	02/03/17	MSC	133,371,153	134,653,708	1,282,555
DKK	Buy	02/03/17	BOA	12,425,338	12,552,113	126,775
DKK	Sell	02/03/17	GSC	142,294,435	147,205,821	(4,911,386)
DKK	Sell	03/06/17	MSC	133,549,757	134,835,967	(1,286,210)
EUR	Buy	02/03/17	CBK	25,669,599	26,547,533	877,934
EUR	Buy	02/03/17	JPM	20,530,199	21,229,390	699,191
EUR	Buy	02/03/17	JPM	25,928,980	26,554,011	625,031
EUR	Buy	02/03/17	JPM	26,090,699	26,554,011	463,312
EUR	Buy	02/03/17	DEUT	114,487,084	114,934,949	447,865
EUR	Buy	02/03/17	JPM	15,586,494	15,928,520	342,026
EUR	Buy	02/03/17	JPM	15,626,920	15,928,520	301,600
EUR	Buy	02/03/17	BOA	67,252,488	67,521,854	269,366
EUR	Buy	02/03/17	JPM	10,725,039	10,918,065	193,026
EUR	Buy	02/03/17	JPM	10,735,152	10,918,065	182,913
EUR	Buy	02/03/17	RBC	39,355,750	39,524,408	168,658
EUR	Buy	02/03/17	MSC	5,347,440	5,495,199	147,759
EUR	Buy	02/03/17	JPM	7,865,514	7,961,021	95,507
EUR	Buy	02/03/17	CBK	4,358,595	4,453,379	94,784
EUR	Buy	02/03/17	JPM	5,229,100	5,307,347	78,247
EUR	Buy	02/03/17	SSG	5,381,455	5,458,493	77,038
EUR	Buy	02/03/17	JPM	5,232,649	5,307,347	74,698
EUR	Buy	02/03/17	BCLY	13,318,853	13,383,886	65,033
EUR	Buy	02/03/17	JPM	10,707,338	10,767,999	60,661
EUR	Buy	02/03/17	GSC	2,042,781	2,094,437	51,656
EUR	Buy	02/03/17	TDB	3,425,438	3,470,936	45,498
EUR	Buy	02/03/17	CBK	8,424,267	8,469,516	45,249
EUR	Buy	02/03/17	BMO	3,557,079	3,595,091	38,012
EUR	Buy	02/03/17	CBK	2,077,680	2,094,438	16,758
EUR	Buy	02/03/17	BOA	2,241,174	2,250,980	9,806
EUR	Buy	02/28/17	SSG	1,146,436	1,150,849	4,413
EUR	Buy	02/28/17	CSFB	628,930	628,915	(15)
EUR	Buy	03/06/17	BCLY	7,964,121	8,085,860	121,739
EUR	Buy	03/06/17	CSFB	2,426,014	2,459,268	33,254
EUR	Buy	03/06/17	CSFB	2,561,841	2,583,583	21,742
EUR	Sell	02/03/17	MSC	1,547,424	1,565,430	(18,006)
EUR	Sell	02/03/17	CBK	4,553,836	4,572,135	(18,299)
EUR	Sell	02/03/17	SCB	1,852,474	1,894,710	(42,236)
EUR	Sell	02/03/17	CBK	5,125,568	5,171,317	(45,749)
EUR	Sell	02/03/17	CBK	5,409,094	5,459,572	(50,478)
EUR	Sell	02/03/17	CBK	3,636,920	3,692,255	(55,335)
EUR	Sell	02/03/17	BCLY	12,807,242	12,922,895	(115,653)
EUR	Sell	02/03/17	CBK	16,226,211	16,377,636	(151,425)
EUR	Sell	02/03/17	GSC	10,722,806	10,922,383	(199,577)
EUR	Sell	02/03/17	JPM	10,326,521	10,619,013	(292,492)
EUR	Sell	02/03/17	GSC	10,630,467	10,923,463	(292,996)
EUR	Sell	02/03/17	JPM	10,399,684	10,823,059	(423,375)
EUR	Sell	02/03/17	JPM	26,043,589	26,547,534	(503,945)
EUR	Sell	02/03/17	JPM	20,632,053	21,238,027	(605,974)
EUR	Sell	02/03/17	CBK	121,304,793	125,575,555	(4,270,762)
EUR	Sell	02/03/17	CBK	182,247,861	188,364,412	(6,116,551)
EUR	Sell	02/28/17	UBS	35,089,299	35,514,901	(425,602)
EUR	Sell	03/06/17	RBC	39,399,682	39,575,308	(175,626)
EUR	Sell	03/06/17	BOA	67,328,040	67,608,808	(280,768)
EUR	Sell	03/06/17	DEUT	114,614,836	115,082,962	(468,126)
GBP	Buy	02/03/17	JPM	38,511,614	39,622,443	1,110,829
GBP	Buy	02/03/17	JPM	25,491,920	26,404,059	912,139
GBP	Buy	02/03/17	JPM	26,483,408	27,098,505	615,097
GBP	Buy	02/03/17	JPM	26,220,912	26,723,604	502,692
GBP	Buy	02/03/17	CBK	60,122,949	60,567,800	444,851

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

GBP	Buy	02/03/17	HSBC	13,425,123	$ 13,788,283	$363,160
GBP	Buy	02/03/17	HSBC	12,861,162	13,219,643	358,481
GBP	Buy	02/03/17	JPM	12,875,928	13,202,029	326,101
GBP	Buy	02/03/17	CBK	16,239,384	16,557,262	317,878
GBP	Buy	02/03/17	JPM	13,252,677	13,544,220	291,543
GBP	Buy	02/03/17	JPM	12,941,673	13,202,029	260,356
GBP	Buy	02/03/17	JPM	13,296,064	13,544,220	248,156
GBP	Buy	02/03/17	JPM	13,313,828	13,544,221	230,393
GBP	Buy	02/03/17	CBK	10,535,450	10,737,499	202,049
GBP	Buy	02/03/17	CBK	5,413,128	5,519,087	105,959
GBP	Buy	02/03/17	GSC	6,794,534	6,897,916	103,382
GBP	Buy	02/03/17	BNP	4,019,113	4,113,840	94,727
GBP	Buy	02/03/17	MSC	2,021,369	2,063,211	41,842
GBP	Buy	02/28/17	MSC	405,959	406,531	572
GBP	Buy	03/06/17	CBK	3,216,080	3,241,552	25,472
GBP	Buy	03/06/17	GSC	2,117,350	2,127,465	10,115
GBP	Sell	02/03/17	JPM	10,880,111	10,821,790	58,321
GBP	Sell	02/03/17	JPM	10,872,522	10,814,241	58,281
GBP	Sell	02/03/17	JPM	5,420,444	5,407,120	13,324
GBP	Sell	02/03/17	MSC	6,394,097	6,416,081	(21,984)
GBP	Sell	02/03/17	JPM	2,010,445	2,056,920	(46,475)
GBP	Sell	02/03/17	BCLY	4,438,713	4,497,547	(58,834)
GBP	Sell	02/03/17	BCLY	5,196,850	5,282,573	(85,723)
GBP	Sell	02/03/17	JPM	5,196,464	5,282,573	(86,109)
GBP	Sell	02/03/17	SSG	5,192,441	5,282,573	(90,132)
GBP	Sell	02/03/17	JPM	5,187,193	5,282,573	(95,380)
GBP	Sell	02/03/17	SSG	5,182,099	5,282,573	(100,474)
GBP	Sell	02/03/17	HSBC	5,280,233	5,478,830	(198,597)
GBP	Sell	02/03/17	JPM	7,852,139	8,052,810	(200,671)
GBP	Sell	02/03/17	JPM	6,550,142	6,774,627	(224,485)
GBP	Sell	02/03/17	SSG	6,543,723	6,774,626	(230,903)
GBP	Sell	02/03/17	JPM	10,803,005	11,038,175	(235,170)
GBP	Sell	02/03/17	JPM	10,792,195	11,038,174	(245,979)
GBP	Sell	02/03/17	JPM	15,767,184	16,104,363	(337,179)
GBP	Sell	02/03/17	CBK	10,482,621	10,926,207	(443,586)
GBP	Sell	02/03/17	MSC	86,721,381	88,867,748	(2,146,367)
GBP	Sell	02/03/17	GSC	86,624,464	88,867,748	(2,243,284)
GBP	Sell	02/28/17	MSC	7,228,073	7,238,262	(10,189)
GBP	Sell	03/06/17	BMO	1,297,388	1,302,915	(5,527)
GBP	Sell	03/06/17	CBK	60,154,965	60,606,320	(451,355)
HKD	Sell	04/28/17	SCB	3,373,788	3,374,454	(666)
HKD	Sell	04/28/17	SCB	5,060,617	5,061,616	(999)
HKD	Sell	04/28/17	SCB	1,685,634	1,687,163	(1,529)
HKD	Sell	04/28/17	SCB	5,057,159	5,061,745	(4,586)
HKD	Sell	04/28/17	SCB	5,057,028	5,061,744	(4,716)
HKD	Sell	04/28/17	SCB	5,057,028	5,061,744	(4,716)
HKD	Sell	04/28/17	HSBC	10,101,444	10,112,396	(10,952)
HKD	Sell	04/28/17	HSBC	10,958,062	10,970,360	(12,298)
HKD	Sell	04/28/17	SCB	9,787,048	9,805,897	(18,849)
HKD	Sell	04/28/17	CBK	19,752,991	19,775,363	(22,372)
INR	Buy	02/03/17	GSC	17,385,426	17,505,083	119,657
INR	Buy	03/06/17	MSC	17,385,935	17,432,489	46,554
INR	Sell	02/03/17	MSC	17,450,540	17,505,083	(54,543)
JPY	Buy	02/03/17	BOA	48,579,681	50,417,192	1,837,511
JPY	Buy	02/03/17	JPM	33,966,798	34,876,420	909,622
JPY	Buy	02/03/17	JPM	15,582,475	16,096,809	514,334
JPY	Buy	02/03/17	SCB	19,377,623	19,535,095	157,472
JPY	Buy	02/03/17	MSC	19,971,832	20,127,057	155,225
JPY	Buy	02/03/17	BNP	19,386,139	19,535,095	148,956
JPY	Buy	02/03/17	MSC	6,404,304	6,525,099	120,795
JPY	Buy	02/03/17	CBK	10,674,020	10,772,126	98,106
JPY	Buy	02/03/17	GSC	2,640,212	2,680,188	39,976
JPY	Buy	02/03/17	RBS	6,688,615	6,710,215	21,600
JPY	Buy	02/03/17	UBS	1,869,774	1,877,727	7,953
JPY	Buy	02/03/17	JPM	5,943,004	5,947,610	4,606
JPY	Buy	02/03/17	BCLY	916,181	920,264	4,083

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

JPY	Buy	03/06/17	BNP	5,196,541	$ 5,225,725	$29,184
JPY	Buy	03/06/17	BNP	959,045	971,734	12,689
JPY	Buy	03/06/17	RBS	1,416,046	1,408,836	(7,210)
JPY	Buy	03/06/17	BNP	6,520,483	6,482,062	(38,421)
JPY	Sell	02/03/17	GSC	6,682,922	6,685,414	(2,492)
JPY	Sell	02/03/17	BNP	2,635,665	2,647,417	(11,752)
JPY	Sell	02/03/17	RBS	4,503,406	4,515,400	(11,994)
JPY	Sell	02/03/17	RBS	1,433,113	1,449,924	(16,811)
JPY	Sell	02/03/17	UBS	3,222,484	3,249,043	(26,559)
JPY	Sell	02/03/17	BNP	3,221,694	3,249,042	(27,348)
JPY	Sell	02/03/17	DEUT	6,179,852	6,210,668	(30,816)
JPY	Sell	02/03/17	SCB	2,647,926	2,703,217	(55,291)
JPY	Sell	02/03/17	BCLY	2,473,004	2,530,502	(57,498)
JPY	Sell	02/03/17	CBK	10,448,299	10,580,811	(132,512)
JPY	Sell	02/03/17	HSBC	5,271,017	5,421,492	(150,475)
JPY	Sell	02/03/17	SCB	10,592,816	10,814,003	(221,187)
JPY	Sell	02/03/17	JPM	12,950,924	13,313,691	(362,767)
JPY	Sell	02/03/17	JPM	12,931,148	13,313,691	(382,543)
JPY	Sell	02/03/17	HSBC	12,939,409	13,330,998	(391,589)
JPY	Sell	02/03/17	JPM	15,689,435	16,096,809	(407,374)
JPY	Sell	02/03/17	JPM	26,064,246	26,640,694	(576,448)
JPY	Sell	02/03/17	JPM	25,934,539	26,627,382	(692,843)
JPY	Sell	02/03/17	JPM	25,913,012	26,640,695	(727,683)
JPY	Sell	02/28/17	BCLY	3,244,670	3,268,512	(23,842)
JPY	Sell	03/06/17	BNP	19,402,818	19,554,895	(152,077)
JPY	Sell	03/06/17	MSC	19,989,224	20,147,457	(158,233)
JPY	Sell	03/06/17	SCB	19,393,810	19,554,895	(161,085)
KRW	Buy	02/03/17	JPM	60,073,707	60,769,321	695,614
KRW	Buy	02/03/17	GSC	60,091,599	60,769,321	677,722
KRW	Buy	02/03/17	NOM PLC	62,026,037	62,610,816	584,779
KRW	Buy	02/03/17	SSG	2,654,605	2,754,448	99,843
KRW	Sell	02/03/17	JPM	96,464	99,601	(3,137)
KRW	Sell	02/03/17	BCLY	2,795,925	2,844,420	(48,495)
KRW	Sell	02/03/17	BCLY	177,005,494	183,959,887	(6,954,393)
KRW	Sell	03/06/17	NOM	62,035,557	62,629,372	(593,815)
KRW	Sell	03/06/17	GSC	60,099,271	60,787,332	(688,061)
KRW	Sell	03/06/17	JPM	60,077,285	60,787,332	(710,047)
MXN	Buy	02/03/17	GSC	6,313,050	6,512,250	199,200
MXN	Buy	02/03/17	GSC	5,120,263	5,226,481	106,218
MXN	Buy	02/03/17	CIB	17,622,559	17,685,556	62,997
MXN	Buy	02/03/17	SSG	5,229,745	5,226,481	(3,264)
MXN	Buy	02/03/17	RBC	81,150,341	80,755,830	(394,511)
MXN	Buy	03/06/17	JPM	5,556,193	5,543,875	(12,318)
MXN	Buy	03/06/17	RBC	19,001,252	18,906,629	(94,623)
MXN	Sell	02/03/17	RBC	19,084,814	18,992,033	92,781
MXN	Sell	02/03/17	JPM	5,103,645	5,226,912	(123,267)
MXN	Sell	02/03/17	GSC	88,398,364	91,187,652	(2,789,288)
MXN	Sell	03/06/17	RBC	80,795,028	80,392,681	402,347
NOK	Buy	02/03/17	CBK	214,058,178	216,179,553	2,121,375
NOK	Buy	02/03/17	BOA	10,343,304	10,470,229	126,925
NOK	Buy	02/03/17	BCLY	2,702,990	2,774,052	71,062
NOK	Buy	02/03/17	BNP	2,649,166	2,715,855	66,689
NOK	Buy	02/03/17	BCLY	6,371,537	6,435,608	64,071
NOK	Buy	02/03/17	BCLY	1,867,853	1,887,762	19,909
NOK	Buy	02/03/17	BCLY	1,425,791	1,437,948	12,157
NOK	Buy	03/06/17	CBK	3,982,758	4,022,642	39,884
NOK	Sell	02/03/17	BMO	1,398,593	1,434,311	(35,718)
NOK	Sell	02/03/17	CBK	3,982,184	4,021,649	(39,465)
NOK	Sell	02/03/17	JPM	4,443,377	4,486,011	(42,634)
NOK	Sell	02/03/17	MSC	2,651,800	2,720,705	(68,905)
NOK	Sell	02/03/17	CBK	218,792,245	229,238,333	(10,446,088)
NOK	Sell	03/06/17	CBK	214,089,021	216,232,969	(2,143,948)
NZD	Buy	02/03/17	BCLY	81,455,106	82,190,668	735,562
NZD	Buy	02/03/17	CBA	53,788,023	54,245,020	456,997
NZD	Buy	02/03/17	GSC	9,892,802	10,133,710	240,908
NZD	Buy	02/03/17	NAB	27,727,615	27,944,181	216,566

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

NZD	Buy	02/03/17	CBA	3,336,454	$ 3,439,284	102,830
NZD	Buy	02/03/17	CBA	3,153,480	3,227,997	74,517
NZD	Buy	02/03/17	UBS	4,308,472	4,361,464	52,992
NZD	Buy	02/03/17	BCLY	918,103	964,731	46,628
NZD	Buy	02/03/17	BNP	3,664,030	3,693,856	29,826
NZD	Buy	02/03/17	MSC	2,021,439	2,046,844	25,405
NZD	Buy	02/03/17	BCLY	931,583	950,058	18,475
NZD	Buy	03/06/17	SCB	3,848,038	3,869,859	21,821
NZD	Buy	03/06/17	BOA	979,236	978,459	(777)
NZD	Sell	02/03/17	BNP	1,537,214	1,551,640	(14,426)
NZD	Sell	02/03/17	BNP	922,992	968,400	(45,408)
NZD	Sell	02/03/17	UBS	2,482,694	2,534,711	(52,017)
NZD	Sell	02/03/17	JPM	2,633,287	2,707,115	(73,828)
NZD	Sell	02/03/17	SSG	1,790,644	1,903,785	(113,141)
NZD	Sell	02/03/17	CBA	4,955,196	5,069,423	(114,227)
NZD	Sell	02/03/17	CBK	13,406,127	13,579,596	(173,469)
NZD	Sell	02/03/17	GSC	2,981,768	3,158,302	(176,534)
NZD	Sell	02/03/17	GSC	13,270,523	13,562,722	(292,199)
NZD	Sell	02/03/17	CBK	46,081,019	48,893,148	(2,812,129)
NZD	Sell	02/03/17	CBA	46,073,621	48,893,147	(2,819,526)
NZD	Sell	02/03/17	UBS	47,470,179	50,375,825	(2,905,646)
NZD	Sell	03/06/17	CBA	2,428,469	2,455,309	(26,840)
NZD	Sell	03/06/17	NAB	27,700,381	27,917,221	(216,840)
NZD	Sell	03/06/17	CBA	53,733,899	54,192,684	(458,785)
NZD	Sell	03/06/17	BCLY	81,374,779	82,111,370	(736,591)
PLN	Buy	02/03/17	BCLY	18,115,453	19,102,597	987,144
PLN	Buy	02/03/17	GSC	10,612,430	11,037,084	424,654
PLN	Buy	02/03/17	GSC	10,714,338	11,036,834	322,496
PLN	Buy	03/06/17	CBK	40,722,540	41,155,621	433,081
PLN	Sell	02/03/17	CBK	40,743,669	41,176,515	(432,846)
PLN	Sell	03/06/17	DEUT	3,678,198	3,723,497	(45,299)
RUB	Buy	02/03/17	UBS	5,280,513	5,261,999	(18,514)
RUB	Sell	02/03/17	BCLY	5,268,219	5,262,000	6,219
RUB	Sell	03/06/17	UBS	5,241,285	5,222,792	18,493
RUB	Sell	03/06/17	JPM	5,222,189	5,222,792	(603)
SEK	Buy	02/03/17	BCLY	80,105,724	83,574,323	3,468,599
SEK	Buy	02/03/17	BOA	173,338,156	175,329,578	1,991,422
SEK	Buy	02/03/17	JPM	10,469,441	10,982,138	512,697
SEK	Buy	03/06/17	CBK	29,258,213	29,552,458	294,245
SEK	Buy	03/06/17	RBC	1,751,455	1,753,085	1,630
SEK	Sell	02/03/17	CBK	893,601	903,268	(9,667)
SEK	Sell	02/03/17	BCLY	3,953,308	3,991,530	(38,222)
SEK	Sell	02/03/17	BCLY	13,398,720	13,484,762	(86,042)
SEK	Sell	02/03/17	JPM	5,382,922	5,486,038	(103,116)
SEK	Sell	02/03/17	JPM	5,380,085	5,486,038	(105,953)
SEK	Sell	02/03/17	SSG	5,404,186	5,522,512	(118,326)
SEK	Sell	02/03/17	JPM	8,073,135	8,229,114	(155,979)
SEK	Sell	02/03/17	CBK	29,210,528	29,509,045	(298,517)
SEK	Sell	02/03/17	JPM	21,034,381	21,944,153	(909,772)
SEK	Sell	02/03/17	BCLY	168,052,845	175,329,578	(7,276,733)
SEK	Sell	03/06/17	BCLY	8,061,716	8,185,457	(123,741)
SEK	Sell	08/14/17	BOA	166,614,502	168,512,464	(1,897,962)
SGD	Buy	02/03/17	HSBC	2,651,286	2,724,760	73,474
SGD	Sell	02/03/17	JPM	52,042	53,218	(1,176)
SGD	Sell	02/03/17	SCB	2,604,176	2,671,542	(67,366)
TRY	Buy	02/03/17	BNP	39,516,728	40,036,582	519,854
TRY	Buy	02/03/17	MSC	5,077,017	5,242,139	165,122
TRY	Buy	02/03/17	MSC	1,759,843	1,752,234	(7,609)
TRY	Buy	02/03/17	MSC	3,279,057	3,260,051	(19,006)
TRY	Buy	02/03/17	MSC	5,084,072	5,012,285	(71,787)
TRY	Buy	02/03/17	MSC	5,158,687	4,926,222	(232,465)
TRY	Buy	02/03/17	MSC	5,165,097	4,926,223	(238,874)
TRY	Buy	03/06/17	MSC	5,138,646	5,217,592	78,946
TRY	Buy	03/06/17	GSC	5,147,364	5,217,593	70,229
TRY	Buy	03/06/17	MSC	5,163,947	5,217,592	53,645
TRY	Sell	02/03/17	JPM	19,789,213	18,844,529	944,684

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

TRY	Sell	02/03/17	HSBC	5,177,358	$4,924,104	$253,254
TRY	Sell	02/03/17	MSC	5,152,968	4,924,104	228,864
TRY	Sell	02/03/17	MSC	5,146,693	4,924,105	222,588
TRY	Sell	02/03/17	MSC	5,199,273	5,011,755	187,518
TRY	Sell	02/03/17	MSC	5,356,777	5,368,981	(12,204)
TRY	Sell	02/03/17	MSC	5,332,439	5,368,981	(36,542)
TRY	Sell	02/03/17	MSC	5,219,138	5,263,058	(43,920)
TRY	Sell	02/03/17	MSC	5,168,782	5,263,058	(94,276)
TRY	Sell	02/03/17	MSC	5,157,515	5,263,058	(105,543)
TRY	Sell	03/06/17	MSC	5,186,925	5,217,593	(30,668)
TRY	Sell	03/06/17	BNP	39,177,280	39,690,720	(513,440)
ZAR	Buy	02/03/17	MSC	2,681,755	2,716,998	35,243
ZAR	Buy	02/03/17	BNP	5,498,888	5,502,235	3,347
ZAR	Buy	02/03/17	JPM	118,950	120,903	1,953
ZAR	Buy	03/06/17	GSC	5,272,472	5,311,531	39,059
ZAR	Sell	02/03/17	BCLY	5,329,914	5,387,637	(57,723)
ZAR	Sell	02/03/17	JPM	2,872,970	2,952,500	(79,530)
ZAR	Sell	03/06/17	BNP	5,468,445	5,471,593	(3,148)

Total						$(68,969,175)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Canadian Imperial Bank of Commerce
CIB	Credit Agricole
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
NOM	Nomura International
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
STIBOR	Stockholm Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

The Hartford World Bond Fund
Schedule of Investments – (continued) January 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Utilities	$256,783	$256,783	$—	$—
Asset & Commercial Mortgage Backed Securities	459,352,791	—	459,352,791	—
Corporate Bonds	791,392,375	—	791,392,375	—
Foreign Government Obligations	1,715,970,005	—	1,715,970,005	—
Senior Floating Rate Interests	54,969,980	—	54,969,980	—
U.S. Government Agencies	22,810,750	—	22,810,750	—
U.S. Government Securities	301,818,080	—	301,818,080	—
Convertible Bonds	15,694,856	—	15,694,856	—
Convertible Preferred Stocks	1,173,867	1,173,867	—	—
Short-Term Investments	68,187,915	68,187,915	—	—
Purchased Options	3,700,424	153,544	3,546,880	—
Foreign Currency Contracts(2)	41,960,447	—	41,960,447	—
Futures Contracts(2)	3,182,601	3,182,601	—	—
Swaps - Credit Default(2)	1,303,856	—	1,303,856	—
Swaps - Interest Rate(2)	6,745,424	—	6,745,424	—
Written Options	1	—	1	—

Total	$3,488,520,155	$72,954,710	$3,415,565,445	$—

Liabilities
Foreign Currency Contracts(2)	$(110,929,622)	$—	$(110,929,622)	$—
Futures Contracts(2)	(1,732,096)	(1,732,096)	—	—
Swaps - Credit Default(2)	(3,400,292)	—	(3,400,292)	—
Swaps - Interest Rate(2)	(12,088,783)	—	(12,088,783)	—
Written Options	(588,181)	(8,081)	(580,100)	—

Total	$(128,738,974)	$(1,740,177)	$(126,998,797)	$—

(1) For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 and investments valued at $2,717,408 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The Hartford Mutual Funds, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: March 31, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 31, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 31, 2017	By:	/s/ Michael Flook
Michael Flook
Vice President, Treasurer and Controller